UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	July 31, 2023

Date of reporting period:	July 31, 2023

Item 1. Reports to Stockholders.

Annual Report

JULY 31, 2023

Investor
Bitcoin Strategy ProFund	BTCFX
Short Bitcoin Strategy ProFund	BITIX

Table of Contents

1	Message from the Chairman
3	Management Discussion of Fund Performance
9	Expense Examples

Consolidated Schedules of Portfolio Investments
12	Bitcoin Strategy ProFund
13	Short Bitcoin Strategy ProFund
15	Consolidated Statements of Assets and Liabilities
17	Consolidated Statements of Operations
19	Consolidated Statements of Changes in Net Assets
21	Consolidated Statements of Cash Flows
23	Consolidated Financial Highlights
25	Notes to Consolidated Financial Statements
38	Report of Independent Registered Public Accounting Firm
40	Trustees and Executive Officers

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Message from the Chairman

Dear Shareholder:

Given the promise and potential of innovations like bitcoin, ProFunds is committed to providing you, our investors, with an array of products and services designed to help you meet your investment objectives. The following is the ProFunds Bitcoin Strategies Annual Report for the 12 months ended July 31, 2023.

A Tale of Two Market Cycles

Over the 12-month period covered in this report, the price of bitcoin rose 22.1%, as measured by the Bloomberg Galaxy Bitcoin Index, and by 20%, according to the S&P CME Bitcoin Futures Index. Performance was essentially bifurcated, however. There was a sharp downturn in the price of bitcoin through the end of 2022 followed by a significant rebound in 2023. These price swings were mirrored by the broader cryptocurrency market over the same yearlong period.

The wide-ranging effects of inflation and the Federal Reserve's campaign of interest rate hikes weighed on most sectors and asset classes in 2022, including bitcoin. By the end of 2022, the price of bitcoin had declined 30.5% from the beginning of the reporting period, according to the Bloomberg Galaxy Bitcoin Index, and by 28.9%, according to the S&P CME Bitcoin Futures Index.

As 2023 began, however, the picture changed, and even with lingering inflation, bitcoin rallied. From the beginning of 2023 to the end of the reporting period, bitcoin rose 75.7%, according to the Bloomberg Galaxy Bitcoin Index, and by 68.7%, according to the S&P CME Bitcoin Futures Index. Strikingly, this rally persisted despite further turmoil in the category, including the regulatory scrutiny on certain exchanges and heightened concerns over the financial health of regional U.S. banks.

Signs of Crypto Market Maturity Despite Significant Challenges

Underscoring the bifurcated performance of bitcoin during the reporting period have been at least two competing forces. On the one hand, cryptocurrencies are increasingly becoming integrated into the financial services industry and our day-to-day lives. They are part of a broader transformation of the infrastructure supporting our financial system that includes the growing use of the blockchain and other emerging technologies.

The use of digital assets as investments appears to be growing, too. Recent research suggests that the share of people owning any cryptocurrency has increased dramatically since 2018, and that share continued to increase to 12% of the U.S. population even as bitcoin prices fell sharply in late 2022.

On the other hand, the challenges of spot cryptocurrency markets over the past year must not be overlooked. In particular, there has been heightened concern over the practices of several largely unregulated cryptocurrency exchanges and other third-party service providers. Lingering questions over whether cryptocurrency brokerage accounts are segregated in the event of bankruptcy, among other issues, suggest that the financial

1

infrastructure supporting the spot cryptocurrency market is still maturing.

ProFunds Provides Regulated Solutions to Investors Looking to Capture Bitcoin-Linked Returns

No matter whether bitcoin prices go up or down, ProFunds' Bitcoin Strategy mutual funds enable investors to express their views about the price of bitcoin through a regulated investment product. The Bitcoin Strategy ProFund (BTCFX) provides a convenient way for investors to gain exposure to bitcoin-linked returns, and the fund has very closely tracked spot bitcoin since the fund's inception in July 2021. In addition, the Short Bitcoin Strategy ProFund (BITIX), which launched just prior to the beginning of the reporting period, gives investors a way to hedge their bitcoin exposure and potentially profit on days when the price of bitcoin falls. BITIX seeks daily investment results that correspond to the inverse (-1x) of the return of the S&P CME Bitcoin Futures Index.

BTCFX and BITIX provide investors access to a bitcoin strategy with the inherent advantages arising from a mutual fund structure. Both funds invest in regulated futures that trade on regulated exchanges, and the underlying futures contracts are backed by a centralized clearinghouse.

ProFunds has a long and successful history of pioneering some of the industry's most innovative mutual funds. BTCFX and BITIX build on this tradition, and we look forward to continuing to provide our investors with a breadth of choices, across diverse market segments, that allow them to adapt their investments to their latest market views. We thank you for the trust and confidence you have placed in us by choosing ProFunds, and we appreciate the opportunity to continue serving your investment needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques – Bitcoin Strategies Funds (the "Funds")

The Bitcoin Strategy ProFund (BTCFX) seeks to provide capital appreciation primarily through managed exposure to bitcoin futures contracts. BTCFX does not invest directly in bitcoin and is actively managed. Its performance reflects the investment decisions that ProFund Advisors LLC ("PFA"), the investment adviser to the Funds, makes for the Fund. PFAs' judgments about the Fund's investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other market segments and funds with a similar investment objective and/or strategies.

The Short Bitcoin Strategy ProFund (BITIX) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P CME Bitcoin Futures Index (the "Index"). If the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the "Daily Target") for any period other than a day.

While BITIX has a daily investment objective, you may hold BITIX shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold shares of BITIX for any period other than a day, it is important for you to understand that over your holding period your return may be higher or lower than the Fund's Daily Target, and this difference may be significant.

PFA uses a passive approach in seeking to achieve BITIX's investment objective. Using this approach, PFA determines the type, quantity and mix of investment positions that BITIX should hold to approximate the daily performance of its index. PFA does not invest the assets of BITIX in securities or financial instruments based on its view of investment merit nor does PFA conduct conventional investment research or analysis; forecast market movements, trends or market conditions; or take defensive positions in managing assets of BITIX. BITIX does not invest directly in bitcoin.

The Funds seek to invest primarily in bitcoin futures contracts and do not invest directly in bitcoin. Bitcoin and bitcoin futures are relatively new investments. They are subject to unique and substantial risks, and historically have been subject to significant price volatility. The value of an investment in BTCFX or BITIX could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. The Funds make significant use of investment techniques that may be considered aggressive, including the use of futures contracts ( "derivatives"). Funds using derivatives are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments to meet its contractual obligations) on the amount a Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the risk that a Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA), and increased correlation risk (i.e., the risk that a Fund may not be able to achieve a high degree of correlation with its index or the inverse thereof). If a counterparty becomes bankrupt, or fails to perform its obligations, the value of an investment in a Fund may decline. The counterparty to a listed futures contract is the clearing organization for the listed future, which is held through a futures commission merchant ("FCM") acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange's clearing corporation.

Factors that Materially Affected the Performance of BTCFX during the Year Ended July 31, 2023:

The primary factors affecting BTCFX's performance were the return of spot bitcoin, which is the reference asset for the bitcoin futures held by the Fund, the return of bitcoin futures, and in turn, the factors and market conditions affecting bitcoin and bitcoin futures. Other significant factors affecting performance included the cost associated with holding and replacement of futures contracts as they approach maturity (often referred to as the cost of "rolling," which includes the impact of the futures implied financing costs), as well as fund fees, expenses and transaction costs (which are not reflected in the Fund's expense ratio and may be higher than for more traditional funds), and the offsetting impact of interest earned on cash investments.

Factors that Materially Affected the Performance of BITIX during the Year Ended July 31, 2023:

The primary factors affecting BITIX's performance were the daily return of spot bitcoin, which is the reference asset for the bitcoin futures held by the Fund and referenced by BITIX's index, the return of bitcoin futures, and in turn, the factors and market conditions affecting bitcoin and bitcoin futures. The volatility of bitcoin and bitcoin futures, the daily rebalancing of the Fund's portfolio and the impact of compounding on returns also had a significant impact on BITIX's performance over the period. Other significant factors affecting performance included the cost associated with the replacement of futures contracts as they approach maturity (often referred to as "rolling", and generally guided by BITIX's index construction), as well as fund fees, expenses and transaction costs, and the beneficial impact of interest earned on cash investments.

•	Index Performance: The performance of BITIX's Index and, in turn, the factors and market conditions affecting that Index, are a principal factor driving Fund performance.[1]

•	Holding Period Risk — The performance of BITIX for periods longer than a single day will likely differ from the Daily Target. This difference may be significant.

[1]	Indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the Funds negatively impact the performance of those Funds relative to their respective indexes. Performance of the Funds will generally differ from the performance of the Fund's index.

Management Discussion of Fund Performance (unaudited) :: 5

Daily rebalancing of BITIX's portfolio and the compounding of each day's return over time means that the return of a BITIX over periods longer than a single day will be the result of each day's returns compounded over the period.

Factors that contribute to returns that are worse than the Daily Target include smaller benchmark gains or losses and higher benchmark volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger benchmark gains or losses and lower benchmark volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, the more Fund's return over the period will tend to deviate from the Daily Target. During periods of higher Index volatility, the volatility of the Index may affect BITIX's return over that period as much as or more than the return of the Index. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) interest paid in connection with collateral or repurchase agreements, e) Index volatility; and f) the benchmark's performance.

•	Financing Rates Associated with Derivatives and Interest earned on Cash Positions: The performance of each of BTCFX and BITIX was impacted by the financing costs implied in the price of bitcoin futures contracts. Because BITIX holds short positions in futures contracts, it benefits from these implied financing costs and also earns interest on its cash investments.

•	Fees, Expenses, and Transaction Costs: Fees and expenses are listed in each of BTCFX's and BITIX's financial statements and may generally be higher and thus have a more negative impact on Fund performance compared to many traditional index-based funds. Transaction costs are not reflected in the Funds' expense ratio and are generally higher for BTCFX and BITIX than many more traditional funds. Daily repositioning of BITIX's portfolio to maintain consistent -100% investment exposure may lead to commensurate increases in portfolio transaction costs, which negatively impact BITIX's daily NAV.

•	Miscellaneous factors: BTCFX and BITIX each hold a mix of futures contracts, money market instruments and positions in repurchase agreements designed to provide returns that seek to achieve its investment objective. BITIX may hold futures contracts or other investments not represented in its Index or may have weightings that are different from that of its Index.

6 :: Bitcoin Strategy ProFund :: Management Discussion of Fund Performance (unaudited)

Bitcoin Strategy ProFund (the "Fund") seeks to provide capital appreciation by investing all or substantially all of its assets through managed exposure to bitcoin futures contracts. The Fund does not invest directly in bitcoin. The Fund does not seek to match the daily returns of any specific benchmark. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 18.23%. For the same period, the Bloomberg Galaxy Bitcoin Index1 had a total return of 22.12%.2

The Fund will not invest directly in Bitcoin Futures Contracts. The Fund expects to gain exposure to these instruments by investing a portion of its assets in the ProFunds Bitcoin Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Fund's Advisor. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective as the Fund.

During the year ended July 31, 2023, the Fund, through its investment in Subsidiary, invested in CME Bitcoin futures contracts.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bitcoin Strategy ProFund from July 28, 2021 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Since Inception
Investor	18.23%	-18.59%
Bloomberg Galaxy Bitcoin Index	22.12%	-14.75%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.15%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bitcoin Strategy ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements, and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Bloomberg Galaxy Bitcoin Index (the "Index") is designed to measure the performance of a single Bitcoin traded in US Dollar (USD) terms. The Index seeks to provide a proxy for the bitcoin market. Pricing sources are selected for liquidity and reliability, and approved for use following risk and suitability assessments. Cryptocurrencies must meet minimum thresholds for daily traded USD-value. The Index is intended to be responsive to the changing nature of the market in a manner that does not completely reshape the character of the Index from year to year.

[2]	The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculation of the index. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Bitcoin Strategy ProFund :: 7

Short Bitcoin Strategy ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P CME Bitcoin Futures Index1 the ("Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -41.69%. For the same period, the Index had a total return of 19.99%.2

The Fund does not invest directly in bitcoin nor does it directly short bitcoin. Instead, the Fund seeks to benefit from decreases in the price of bitcoin futures contracts for a single day. The Fund expects to gain exposure to these instruments by investing a portion of its assets in the ProFunds Short Bitcoin Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Fund's Advisor. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective as the Fund.

During the year ended July 31, 2023, the Fund, through its investment in Subsidiary, invested in CME Bitcoin futures and CME Micro Bitcoin futures contracts.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Bitcoin Strategy ProFund from June 21, 2022 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Since Inception
Investor	-41.69%	-48.24%
S&P CME Bitcoin Futures Index	19.99%	33.39%

Expense Ratios**

Fund	Gross	Net
Investor	1.35%	1.35%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Bitcoin Strategy ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements, and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The S&P CME Bitcoin Futures Index (the "Index") measures the performance of the front-month bitcoin futures contract trading on the Chicago Mercantile Exchange ("CME"). The Index is constructed from futures contracts and includes a provision for replacement of the Index futures contracts as the contracts approach maturity. This is often referred to as "rolling" a futures contract. The Index rolls monthly and distributes the weights 20% each day over a five-day roll period.

[2]	The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculation of the index. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

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Expense Examples

10 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transaction costs. If these transaction costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2023.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2023.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 2/1/23	Ending Account Value 07/31/23	Expenses Paid During the Period*	Ending Account Value 07/31/23	Expenses Paid During the Period*
Bitcoin Strategy ProFund – Investor	1.42%	$1,000.00	$1,200.70	$7.75	$1,017.75	$7.10
Short Bitcoin Strategy ProFund – Investor	1.35%	1,000.00	698.40	5.68	1,018.10	6.76

*	Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Consolidated Schedules of Portfolio Investments

12 :: Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: July 31, 2023

U.S. Treasury Obligation (61.5%)

	Principal Amount	Value
U.S. Treasury Bills, 5.16%+, 8/17/23^	$34,000,000	$33,920,665
TOTAL U.S. TREASURY OBLIGATION (Cost $33,923,303)		33,920,665
TOTAL INVESTMENT SECURITIES (Cost $33,923,303)—61.5%		33,920,665
Reverse Repurchase Agreements including accrued interest—(61.5)%		(33,925,188)
Net other assets (liabilities)—100.0%		55,172,824
NET ASSETS—100.0%		$55,168,301

+	Reflects the effective yield or interest rate in effect at July 31, 2023.
^	$33,920,665 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	213	8/28/23	$31,188,466	$(1,213,865)
CME Bitcoin Futures Contracts	162	10/2/23	23,959,800	(225,231)
			$55,148,266	$(1,439,096)

See accompanying notes to the financial statements.

July 31, 2023 :: Consolidated Schedule of Portfolio Investments :: Short Bitcoin Strategy ProFund :: 13

U.S. Treasury Obligation (40.5%)

	Principal Amount	Value
U.S. Treasury Bills, 5.16%+, 8/17/23^	$350,000	$349,183
TOTAL U.S. TREASURY OBLIGATION (Cost $349,204)		349,183
TOTAL INVESTMENT SECURITIES (Cost $349,204)—40.5%		349,183
Reverse Repurchase Agreements including accrued interest—(40.5)%		(349,229)
Net other assets (liabilities)—100.0%		862,240
NET ASSETS—100.0%		$862,194

+	Reflects the effective yield or interest rate in effect at July 31, 2023.
^	$349,183 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	5	8/28/23	$(732,125)	$1,420
CME Micro Bitcoin Futures Contracts	44	8/28/23	(128,839)	209
			$(860,964)	$1,629

See accompanying notes to the financial statements.

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Consolidated Statements of Assets and Liabilities

16 :: Consolidated Statements of Assets and Liabilities :: July 31, 2023

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
ASSETS:
Total Investment Securities, at cost	$33,923,303	$349,204
Securities, at value	33,920,665	349,183
Total Investment Securities, at value	33,920,665	349,183
Cash	39,911,399	614,098
Segregated cash balances for futures contracts with brokers	15,633,200	239,096
Receivable for capital shares issued	184,411	6,902
Variation margin on futures contracts	—	7,150
Prepaid expenses	19,373	11,612
TOTAL ASSETS	89,669,048	1,228,041
LIABILITIES:
Reverse repurchase agreements, including accrued interest	33,925,188	349,229
Futures commission merchant (FCM) fees payable	5,979	52
Payable for capital shares redeemed	29,399	—
Variation margin on futures contracts	463,450	—
Advisory fees payable	17,846	2,036
Management services fees payable	5,948	679
Administration fees payable	4,152	35
Transfer agency fees payable	3,609	120
Fund accounting fees payable	3,600	1,270
Compliance services fees payable	213	4
Service fees payable	343	3
Other accrued expenses	41,020	12,419
TOTAL LIABILITIES	34,500,747	365,847
NET ASSETS	$55,168,301	$862,194
NET ASSETS CONSIST OF:
Capital	$50,902,329	$1,180,676
Total distributable earnings (loss)	4,265,972	(318,482)
NET ASSETS	$55,168,301	$862,194
NET ASSETS:
Investor Class	$55,168,301	$862,194
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	3,757,756	71,610
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$14.68	$12.04

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Statements of Operations

18 :: Consolidated Statements of Operations :: For the Periods Indicated

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2023
INVESTMENT INCOME:
Interest	$579,557	$6,307
EXPENSES:
Advisory fees	143,612	2,272
Management services fees	47,871	757
Administration fees	32,111	632
Transfer agency fees	16,389	1,094
Administrative services fees	67,952	—
Registration and filing fees	30,294	33,932
Custody fees	4,960	76
Fund accounting fees	32,534	15,469
Trustee fees	492	11
Compliance services fees	210	5
Service fees	2,639	49
Legal fees	6,828	5,541
Interest expense	25,115	257
Futures commission merchant (FCM) fees	73,885	1,198
Other fees	29,543	6,078
Total Gross Expenses before reductions	514,435	67,371
Expenses reduced and reimbursed by the Advisor	(77,868)	(60,480)
Fees paid indirectly	(4,960)	(76)
TOTAL NET EXPENSES	431,607	6,815
NET INVESTMENT INCOME (LOSS)	147,950	(508)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(5,279)	(63)
Net realized gains (losses) on futures contracts	9,398,192	(280,566)
Change in net unrealized appreciation/depreciation on investment securities	488	62
Change in net unrealized appreciation/depreciation on futures contracts	(3,174,668)	2,683
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,218,733	(277,884)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,366,683	$(278,392)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Statements of Changes in Net Assets

20 :: Consolidated Statements of Changes in Net Assets :: For the Periods Indicated

	Bitcoin Strategy ProFund		Short Bitcoin Strategy ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Period from June 21, 2022 (commencement of operations) to July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$147,950	$(294,838)	$(508)	$(727)
Net realized gains (losses) on investments	9,392,913	(25,491,123)	(280,629)	(100,369)
Change in net unrealized appreciation/depreciation on investments	(3,174,180)	1,737,433	2,745	(1,137)
Change in net assets resulting from operations	6,366,683	(24,048,528)	(278,392)	(102,233)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(5,177,130)	—	—	—
Change in net assets resulting from distributions	(5,177,130)	—	—	—
Change in net assets resulting from capital transactions	30,431,043	47,072,708	735,177	507,642
Change in net assets	31,620,596	23,024,180	456,785	405,409
NET ASSETS:
Beginning of period	23,547,705	523,525	405,409	—
End of period	$55,168,301	$23,547,705	$862,194	$405,409
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$85,049,343	$93,634,525	$13,846,028	$912,843
Distributions reinvested	5,134,918	—	—	—
Value of shares redeemed	(59,753,218)	(46,561,817)	(13,110,851)	(405,201)
Change in net assets resulting from capital transactions	$30,431,043	$47,072,708	$735,177	$507,642
SHARE TRANSACTIONS:
Investor Class
Issued	6,201,731	3,537,896	798,103	37,444
Reinvested	337,455	—	—	—
Redeemed	(4,464,986)	(1,875,538)	(746,122)	(17,815)
Change in shares	2,074,200	1,662,358	51,981	19,629

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Statements of Cash Flows

22 :: Consolidated Statements of Cash Flows

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2023
Cash flows from operating activities:
Change in net assets resulting from operations	$6,366,683	$(278,392)
Less: Net realized gains (losses) on investment securities	5,279	63
Less: Change in net unrealized appreciation/depreciation of investment securities	(488)	(62)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Proceeds from (Purchase of) short-term investments, net	(17,361,691)	56,684
Amortization (Accretion) of premiums and discounts, net	(579,557)	(6,263)
(Increase) decrease in:
Receivable from Advisor	1,582	20,679
Receivable for variation margin on futures contracts	49,738	(7,150)
Prepaid expenses	(2,428)	13,329
Other assets
Increase (decrease) in:
Interest payable (on reverse repurchase agreements)	1,984	(26)
Futures commission merchant (FCM) fees payable	2,469	(29)
Variation margin payable on futures contracts	463,450	(1,440)
Advisor fees payable	17,846	2,036
Management fees payable	5,948	679
Administration fees payable	2,332	(6)
Transfer agency fees payable	1,823	29
Fund accounting fees payable	1,323	(3)
Compliance services fees payable	134	4
Service fees payable	225	—
Other accrued expenses	14,052	(2,756)
Net cash provided by (used in) operating activities	$(11,009,296)	$(202,624)
Cash flows from financing activities:
Proceeds from reverse repurchase agreements	134,724,990	1,596,963
(Repayments of) reverse repurchase agreements	(116,789,850)	(1,647,410)
Proceeds from capital shares issued	85,173,947	13,840,178
Cash paid for capital shares redeemed	(59,856,670)	(13,173,563)
Cash distributions paid to shareholders	(42,212)	—
Net cash provided by (used in) financing activities	$43,210,205	$616,168
Net increase (decrease) in cash and segregated cash balances for futures contracts with brokers	32,200,909	413,544
Cash and segregated cash balances for futures contracts with brokers at the beginning of period	23,343,690	439,650
Cash and segregated cash balances for futures contracts with brokers at the end of period	$55,544,599	$853,194
The following table provides a reconciliation of cash and segregated cash balances for futures contracts with brokers to the consolidated statements of assets and liabilities:
Cash	39,911,399	614,098
Segregated cash balances for futures contracts with brokers	15,633,200	239,096
Total cash and segregated cash balances for futures contracts with brokers	$55,544,599	$853,194
Supplemental disclosure of cash flow information
Cash paid for interest (excluding costs)	$23,131	$283
Non-cash financing activities not included herein consists of reinvestments of distributions	5,134,918	—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Financial Highlights

24 :: Consolidated Financial Highlights

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Bitcoin Strategy ProFund
Investor Class
Year Ended July 31, 2023	$13.99	0.06	2.46	2.52	(1.83)	(1.83)	$14.68
Year Ended July 31, 2022	$24.70	(0.27)	(10.44)	(10.71)	—	—	$13.99
July 28, 2021 through July 31, 2021(g)	$25.00	— (h)	(0.30)	(0.30)	—	—	$24.70
Short Bitcoin Strategy ProFund
Investor Class
Year Ended July 31, 2023	$20.65	(0.02)	(8.59)	(8.61)	—	—	$12.04
June 21, 2022 through July 31, 2022(g)	$25.00	(0.04)	(4.31)	(4.35)	—	—	$20.65

	Ratios to Average Net Assets				Supplemental Data
Total Return(b)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(e)

18.23%	1.61%	1.35	%(f)	0.46%	$55,168	—
(43.36)%	1.93%	1.25	%(f)	(1.17)%	$23,548	—
(1.20)%	24.80%	1.30	%(f)	(1.28)%	$524	—

(41.69)%	13.36%	1.35	%(i)(j)	(0.10)%	$862	—
(17.40)%	17.68%	1.88	%(i)(k)	(1.39)%	$405	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including futures contracts).
(f)	Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.04%, 0.84% and 0.84% for the years ended July 31, 2023 and July 31, 2022, and the period ended July 31, 2021, respectively.
(g)	Period from commencement of operations.
(h)	Amount is less than $0.005.
(i)	Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.06% and 1.26% for the year ended July 31, 2023 and the period ended July 31, 2022, respectively.
(j)	For the year ended July 31, 2023, the Advisor voluntarily waived fees and expenses to limit the expense ratio, including interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, to 1.35%.
(k)	For the period June 21, 2022 through July 31, 2022, the Advisor voluntarily waived fees and expenses to limit the expense ratio (excluding interest expense and certain other costs) to 1.26%.

See accompanying notes to the financial statements.

Notes to Consolidated Financial Statements

26 :: Notes to Consolidated Financial Statements :: July 31, 2023

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying consolidated financial statements ("financial statements") relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Digital Assets ProFunds:

Bitcoin Strategy ProFund

Short Bitcoin Strategy ProFund

Each ProFund is classified as non-diversified under the 1940 Act and has one class of shares: an Investor Class.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statements of Cash Flows, and Consolidated Financial Highlights of Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund include the accounts of the ProFunds Bitcoin Strategy Portfolio and ProFunds Short Bitcoin Strategy Portfolio, respectively (each a "Subsidiary") Each Subsidiary is a wholly-owned subsidiary of the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund, respectively, organized under the laws of the Cayman Islands, and primarily invests in Bitcoin related instruments. Each Subsidiary enables the respective ProFund to hold these Bitcoin-related instruments and satisfy "regulated investment company" ("RIC") tax requirements.

Each of the Digital Assets ProFunds will invest a significant portion of its' total assets in its respective Subsidiary. As of July 31, 2023, the net assets of ProFund Bitcoin Strategy Portfolio were 17.2% of the adjusted net assets of Bitcoin Strategy ProFund and the net assets of ProFunds Short Bitcoin Strategy Portfolio were 21.4% of the adjusted net assets of Short Bitcoin Strategy ProFund (as adjusted for reverse repurchase agreements). Intercompany accounts and transactions, if any, have been eliminated. Each Subsidiary is subject to the same investment policies and restrictions that apply to Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund, respectively, except that each Subsidiary may invest without limitation in Bitcoin-related instruments.

Investment in a Subsidiary

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund intend to achieve commodity exposure through investment in their respective Subsidiary. The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund's investment in its Subsidiary is intended to provide each ProFund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiaries may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, and will not have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the ProFunds, including its investment in its respective Subsidiary, and each ProFund's role as the sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the ProFunds and the Subsidiaries are organized, respectively, could result in the inability of the ProFunds and/or its Subsidiary to operate as described in the ProFunds Statement of Additional Information and could negatively affect the ProFunds and its' shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, ProFunds shareholders would likely suffer decreased investment returns. In this report, the financial statements of each Subsidiary have been consolidated with the financial statements of the respective ProFund by which it is wholly-owned.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

July 31, 2023 :: Notes to Consolidated Financial Statements :: 27

Reverse Repurchase Agreements

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund may each enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the ProFunds of portfolio assets for cash concurrently with an agreement by the ProFunds to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFunds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFunds will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFunds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when it will be to the ProFunds advantage to do so. The ProFunds will each segregate with its custodian bank cash or liquid instruments equal in value to each ProFund's obligations with respect to reverse repurchase agreements.

As of July 31, 2023, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank N.A.	5.40%	$(33,920,100)	8/1/2023	$(33,920,100)	$(33,925,188)
Short Bitcoin Strategy ProFund	UMB Bank N.A.	5.40%	(349,177)	8/1/2023	(349,177)	(349,229)

For the year ended July 31, 2023, the average daily balance outstanding and average interest rate on the ProFunds' reverse repurchase agreements were as follows:

Bitcoin Strategy ProFund
Weighted average daily balance	$(21,178,848)
Average interest rate	4.99%
Short Bitcoin Strategy ProFund
Weighted average daily balance	$(227,337)
Average interest rate	4.99%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements(1)	Collateral Pledged to Counterparty
Bitcoin Strategy ProFund	UMB Bank N.A.	$(33,925,188)	$33,920,665
Short Bitcoin Strategy ProFund	UMB Bank N.A.	(349,229)	349,183

(1)	Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Derivative Instruments

In seeking to achieve Short Bitcoin Strategy ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. The Short Bitcoin Strategy ProFund may obtain investment exposure through derivative instruments, such as futures contracts, that the ProFund should hold to approximate the inverse (-1x) of the daily performance of its benchmark. All derivative instruments held during the year ended July 31, 2023, were utilized to gain inverse exposure to the ProFund's benchmark (e.g., index, etc.) to meet its investment objective. The Short Bitcoin Strategy ProFund does not seek to achieve its investment objective over a period of time greater than a single day.

Bitcoin Strategy ProFund is actively managed, in that the Advisor selects investments and makes investment decisions that it believes are suited to achieving the Bitcoin Strategy ProFund's investment objective. Accordingly, the Bitcoin Strategy ProFund may also obtain investment exposure through derivative instruments, such as futures contracts.

All open derivative positions at year end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

The ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2023. The notional amount of open derivative positions relative to each ProFund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

In connection with its management of both series of the Trust included in this report (Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a

28 :: Notes to Consolidated Financial Statements :: July 31, 2023

commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

July 31, 2023 :: Notes to Consolidated Financial Statements :: 29

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2023.

	Assets	Liabilities
Fund	Variation Margin on Futures Contracts*	Variation Margin on Futures Contracts*
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$—	$1,439,096
Short Bitcoin Strategy ProFund	1,629	—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Portfolio Investments. Only current day's variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Consolidated Statement of Operations, categorized by risk exposure, for the year ended July 31, 2023.

Fund	Net Realized Gains (Losses) on Futures Contracts Recognized as a Result from Operations	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts Recognized as a Result from Operations
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$9,398,192	$(3,174,668)
Short Bitcoin Strategy ProFund	(280,566)	2,683

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund intend to declare and distribute net investment income at least monthly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund have an October 31st tax year end.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is

30 :: Notes to Consolidated Financial Statements :: July 31, 2023

reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Consolidated Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical assets

Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2023, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

July 31, 2023 :: Notes to Consolidated Financial Statements :: 31

A summary of the valuations as of July 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Consolidated Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bitcoin Strategy ProFund
U.S. Treasury Obligation	$—	$—	$33,920,665	$—	$33,920,665	$—
Futures Contracts	—	(1,439,096)	—	—	—	(1,439,096)
Total	$—	$(1,439,096)	$33,920,665	$—	$33,920,665	$(1,439,096)
Short Bitcoin Strategy ProFund
U.S. Treasury Obligation	$—	$—	$349,183	$—	$349,183	$—
Futures Contracts	—	1,629	—	—	—	1,629
Total	$—	$1,629	$349,183	$—	$349,183	$1,629

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund each pay the advisor a fee at an annualized rate of 0.45% of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund's net assets in excess of $2 billion. During the year ended July 31, 2023, no ProFund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund may pay financial intermediaries such as broker-dealers, investment advisors, and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets attributable to Investor Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Investor Class shares. For the year ended July 31, 2023, no payments were made under this plan by either ProFund.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Consolidated Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Consolidated Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the year ended July 31, 2023, actual Trustee compensation was $975,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Consolidated Statement of Operations as "Compliance services fees."

32 :: Notes to Consolidated Financial Statements :: July 31, 2023

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Bitcoin Strategy ProFund for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, Futures Commission Merchant fees, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as follows:

	For the Period December 1, 2022 through November 30, 2023	For the Period July 28, 2021* through November 30, 2022
Bitcoin Strategy ProFund	1.10%	0.84%

*	commencement of operations

As of July 31, 2023, the Short Bitcoin Strategy ProFund does not have a contractual expense limitation.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the year are reflected on the Consolidated Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of July 31, 2023, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/24	Expires 11/30/25	Expires 11/30/26	Total
Bitcoin Strategy ProFund	$37,042	$187,791	$37,589	$262,422

In addition, effective August 1, 2022, the Advisor has voluntarily agreed to waive advisory and management services fees, and reimburse certain other expenses of the Short Bitcoin Strategy ProFund, as consolidated with its Subsidiary, inclusive of interest expense on reverse repurchase agreements and Futures Commission Merchant fees, (but exclusive of brokerage costs, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses), in order to limit the annualized operating expenses of the consolidated ProFund to 1.35%. Voluntary waivers may be discontinued at any time. Amounts waived voluntarily are not subject to recoupment at a future date.

5. Securities Transactions

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund generally invest in U.S. Government securities maturing less than one year from acquisition.

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

The ProFunds will obtain exposure to bitcoin through derivatives (i.e., bitcoin futures contracts). Investing in derivatives may be considered aggressive and may expose the ProFunds to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust each ProFund's position in a particular instrument when desired. Each of these factors may prevent the ProFunds from achieving their respective investment objectives and may increase the volatility (i.e., fluctuations) of each ProFund's returns. Because derivatives often require limited initial investment, the use of derivatives also may expose the ProFunds to losses in excess of those amounts initially invested.

Bitcoin Risk

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund do not invest directly in Bitcoin. The ProFunds invest primarily in Bitcoin futures.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders

July 31, 2023 :: Notes to Consolidated Financial Statements :: 33

sometimes referred to as "whales". These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the ProFund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as "miners"), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a "fork." The creation of a "fork" or a substantial giveaway of Bitcoin (sometimes referred to as an "air drop") may result in a significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the ProFunds.

Bitcoin Futures Risk

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit a ProFund's ability to achieve the desired exposure. If a ProFund is unable to meet its investment objective, a ProFund's returns may be lower than expected. Additionally, these collateral requirements may require a ProFund to liquidate its position when it otherwise would not do so.

When a Bitcoin futures contract is nearing expiration, a ProFund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as "rolling". The costs associated with rolling Bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of a ProFund.

Borrowing Risk

The ProFunds may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause the ProFunds to liquidate positions to under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the ProFunds.

Correlation Risk

The Short Bitcoin Strategy ProFund is subject to correlation risk. A number of factors may affect the ProFund's ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the ProFund will achieve a high degree of inverse correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. In order to achieve a high degree of correlation with the Index, the ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of inverse correlation with the Index. Market disruptions or closures, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the ProFunds invests, and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect inverse (-1x) exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile, particularly when the Index is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. The ProFund may not have investment exposure to all of the financial instruments in the Index, or its weighting of investment exposure to financial instruments may be different from that of the Index.In addition, the ProFund may invest in financial instruments not included in the Index. The ProFund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the ProFund's correlation with the Index. The ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being under- or overexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, Bitcoin and Bitcoin futures contracts may trade on markets that may not be open at the same time or on the same day as the ProFund. In particular, Bitcoin trades 24 hours per day, seven days per week. These differences in trading hours may cause differences between the performance of the ProFund and the performance of the Index. Any of these factors could decrease correlation between the performance of the ProFund and the Index and may hinder the ProFund's ability to meet its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount a ProFund expects to receive from counterparties to financial instruments (including derivatives) entered into by the ProFund. The ProFunds generally structure the agreements such

34 :: Notes to Consolidated Financial Statements :: July 31, 2023

that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a ProFund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

The market for the Bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the ProFund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund's investments may not keep pace with inflation, which may result in losses to ProFund investors or adversely affect the real value of shareholders' investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which each ProFund and each Subsidiary are organized, respectively, could result in the inability of the ProFunds to operate as intended and could negatively affect the ProFunds and their shareholders. Each ProFund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with its respective Subsidiary.

Active Management Risk

Bitcoin Strategy ProFund is actively managed. The performance of an actively managed fund reflects, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving the ProFund's investment objective. The Advisor's judgements about the ProFund's investments may prove to be incorrect. If the investments selected and strategies employed by the Bitcoin Strategy ProFund fails to produce the intended results, the ProFund could underperform or have negative returns as compared to other funds with similar investment objectives and/or strategies.

Short Sale Exposure Risk

The Short Bitcoin Strategy ProFund seeks to obtain inverse or "short" exposure to bitcoin futures contracts. The risks of short exposure include, under certain market conditions, an increase in the volatility and decrease in the liquidity of Bitcoin futures contracts. To the extent that, at any particular point in time, Bitcoin futures contracts may be thinly traded or have a limited market, the ProFund may be unable to meet its investment objective due to a lack of available financial instruments or counterparties. During such periods, the Short Bitcoin Strategy ProFund's ability to achieve its investment objective may be adversely affected. Obtaining inverse exposure through Bitcoin futures contracts may be considered an aggressive investment technique.

Bitcoin Futures Capacity Risk

If the ProFunds' ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the ProFunds' futures commission merchants ("FCMs"), the listing exchanges, or the CFTC, the ProFunds would not be able to achieve their investment objective and may experience significant losses. In such circumstances, the Adviser intends to take such action as it believes appropriate and in the best interest of each ProFund. Any disruption in a ProFund's ability to obtain exposure to Bitcoin futures contracts will cause the ProFund's performance to deviate from the performance of Bitcoin and Bitcoin futures. Additionally, the ability of the ProFund to obtain exposure to Bitcoin futures contracts is limited by certain tax rules that limit the amount the ProFund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Market and Volatility Risk

The prices of Bitcoin and Bitcoin futures have historically been highly volatile. The value of the Short Bitcoin Strategy ProFund's inverse exposure to bitcoin futures – and therefore the value of an investment in the ProFund – could decline significantly and without warning, including to zero.

Rolling Futures Contract Risk

Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund (through through their investments in their respective Subsidiaries) have exposure to futures contracts and are subject to risks related to "rolling" of such contracts. Each ProFund does not intend to hold futures contracts through their expiration date, but instead intends to "roll" its futures positions. Rolling occurs when a ProFund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later

July 31, 2023 :: Notes to Consolidated Financial Statements :: 35

expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as "contango." Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as "backwardation." Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a ProFund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty's ability to meets it obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has

36 :: Notes to Consolidated Financial Statements :: July 31, 2023

essentially ceased. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the ProFund to quickly become outdated or inaccurate, resulting in significant losses. Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the ProFund's investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Risks of Government Regulation

The Financial Industry Regulatory Authority ("FINRA") issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as "complex products" – which could include the cryptocurrency (such as Bitcoin) funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors' ability to buy the ProFunds.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders will be determined at the ProFunds' next tax fiscal year end.

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Bitcoin Strategy ProFund	$—	$—	$(148,034)	$(27,601,142)	$(27,749,176)
Short Bitcoin Strategy ProFund	—	—	(46)	(50,290)	(50,336)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the latest tax year ended October 31, 2022, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year ending in October 31, 2023:

Qualified Late Year Ordinary Losses
Bitcoin Strategy ProFund	$141,706

As of the latest tax year ended October 31, 2022, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term.

Fund	No Expiration Date
Bitcoin Strategy ProFund	$6,328
Short Bitcoin Strategy ProFund	46

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of October 31, 2022, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bitcoin Strategy ProFund	$34,182,029	$—	$(27,601,142)	$(27,601,142)
Short Bitcoin Strategy ProFund	216,800	10,846	(61,136)	(50,290)

July 31, 2023 :: Notes to Consolidated Financial Statements :: 37

8. Subsequent Events

At a meeting held September 11-12, 2023, the Board of Trustees approved the Advisor's proposal of a contractual expense cap for the Short Bitcoin Strategy ProFund, as well as approved the renewal of the contractual expense cap of the Bitcoin Strategy ProFund for an additional year.

Therefore, effective December 1, 2023 and through the period ending November 30, 2024, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of each of the Bitcoin Strategy ProFund and the Short Bitcoin Strategy ProFund in order to limit the annual operating expenses (exclusive of brokerage costs, interest, Futures Commission Merchant fees, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 1.10% of that ProFund's average daily net assets. The Short Bitcoin Strategy ProFund's voluntary expense cap, unless discontinued previously, will be discontinued upon the effective date of the ProFund's contractual expense cap.

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds' financial statements.

38 :: Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees ProFunds:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of the ProFunds listed in the Appendix ( each a Fund and collectively, the Funds), including the consolidated schedule of portfolio investments, as of July 31, 2023, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the consolidated financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2023, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the years or periods listed in the appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 28, 2023

Report of Independent Registered Public Accounting Firm :: 39

Appendix

Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of July 31, 2023, the related consolidated statements of operations and cash flows for the year then ended, and changes in net assets for each of the years in the two-year period then ended.

Bitcoin Strategy ProFund

Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of July 31, 2023, the related consolidated statements of operations and cash flows for the year then ended, and changes in net assets for the year ended July 31, 2023 and the period June 21, 2022 (commencement of operations) through July 31, 2022.

Short Bitcoin Strategy ProFund

40 :: Trustees and Executive Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years

Independent Trustees

William D. Fertig c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds (116); ProShares (121)	Context Capital

Russell S. Reynolds, III c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Retained Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProFunds (116); ProShares (121)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProFunds (116); ProShares (121)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee

Michael L. Sapir** 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds (116); ProShares (121)

*	The "Fund Complex" consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFund Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.
**	Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years

Executive Officers

Todd B. Johnson 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).

Victor M. Frye, Esq. 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).

Richard F. Morris 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present	General Counsel of the Advisor, ProShare Advisors, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015).

Denise Lewis 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 10/63	Treasurer	Indefinite; June 2022 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (August 2020 to present); Director, Bank of New York Mellon (September 2015-October 2019).

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/23

Annual Report

JULY 31, 2023

	Investor	Service
Access Flex Bear High Yield ProFund	AFBIX	AFBSX
Access Flex High Yield ProFund	FYAIX	FYASX
Banks UltraSector ProFund	BKPIX	BKPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Discretionary UltraSector ProFund	CYPIX	CYPSX
Consumer Staples UltraSector ProFund	CNPIX	CNPSX
Energy UltraSector ProFund	ENPIX	ENPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Materials UltraSector ProFund	BMPIX	BMPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Energy ProFund	SNPIX	SNPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Table of Contents

1	Message from the Chairman
3	Management Discussion of Fund Performance
69	Expense Examples

Schedules of Portfolio Investments
76	Access Flex Bear High Yield ProFund
77	Access Flex High Yield ProFund
78	Banks UltraSector ProFund
80	Bear ProFund
81	Biotechnology UltraSector ProFund
84	Bull ProFund
87	Communication Services UltraSector ProFund
89	Consumer Discretionary UltraSector ProFund
91	Consumer Staples UltraSector ProFund
93	Energy UltraSector ProFund
95	Europe 30 ProFund
96	Falling U.S. Dollar ProFund
97	Financials UltraSector ProFund
99	Health Care UltraSector ProFund
101	Industrials UltraSector ProFund
103	Internet UltraSector ProFund
105	Large-Cap Growth ProFund
109	Large-Cap Value ProFund
115	Materials UltraSector ProFund
117	Mid-Cap Growth ProFund
121	Mid-Cap ProFund
127	Mid-Cap Value ProFund
132	Nasdaq-100 ProFund
135	Oil & Gas Equipment & Services UltraSector ProFund
137	Pharmaceuticals UltraSector ProFund
139	Precious Metals UltraSector ProFund
141	Real Estate UltraSector ProFund
143	Rising Rates Opportunity ProFund
144	Rising Rates Opportunity 10 ProFund
145	Rising U.S. Dollar ProFund
146	Semiconductor UltraSector ProFund
148	Short Energy ProFund
149	Short Nasdaq-100 ProFund
150	Short Precious Metals ProFund
151	Short Real Estate ProFund
152	Short Small-Cap ProFund
153	Small-Cap Growth ProFund
158	Small-Cap ProFund
161	Small-Cap Value ProFund
168	Technology UltraSector ProFund
170	UltraBear ProFund
171	UltraBull ProFund
174	UltraChina ProFund
176	UltraDow 30 ProFund
178	UltraEmerging Markets ProFund
180	UltraInternational ProFund
181	UltraJapan ProFund
182	UltraLatin America ProFund
184	UltraMid-Cap ProFund
191	UltraNasdaq-100 ProFund
194	UltraShort China ProFund
195	UltraShort Dow 30 ProFund
196	UltraShort Emerging Markets ProFund
197	UltraShort International ProFund
198	UltraShort Japan ProFund
199	UltraShort Latin America ProFund
200	UltraShort Mid-Cap ProFund
201	UltraShort Nasdaq-100 ProFund
202	UltraShort Small-Cap ProFund
203	UltraSmall-Cap ProFund
206	U.S. Government Plus ProFund
207	Utilities UltraSector ProFund
209	Statements of Assets and Liabilities
223	Statements of Operations
237	Statements of Changes in Net Assets
263	Financial Highlights
295	Notes to Financial Statements
333	Report of Independent Registered Public Accounting Firm
335	Trustees and Executive Officers

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Message from the Chairman

Dear Shareholder:

Although investor sentiment has become more positive over the past 12 months, lingering concerns about inflation and broader economic uncertainty continue to pose headwinds for global markets. ProFunds is committed to helping you, our investors, during these challenging times by providing an innovative array of products and services designed to help you meet your objectives under a range of market conditions. Following is the ProFunds Annual Report to Shareholders for the 12 months ending July 31, 2023.

Global Interest Rates Increase as Policymakers Continue to Fight Inflation

Concerns about persistently high inflation and the possibility of recession continued to dominate economic policymaking over the past 12 months. In the United States, the Federal Reserve continued to tighten monetary policy at the fastest pace since the 1980s, raising its short-term rate to a target range of between 5% and 5.25% through May. With inflation showing signs of moderation in the spring, the Fed paused rate increases entirely in June following 15 months of increases. Rate hikes resumed with a 0.25% increase in July, and Fed Chair Jerome Powell has signaled that another hike is likely before the end of the year.

Outside of the United States, interest rates continued to increase. The European Central Bank (ECB), the Bank of England, and other developed world central banks all raised interest rates over the period, with one ECB policymaker saying in June that hikes are likely to continue even as the economy slows. The Bank of Japan, which continued to hold its short-term rate at -0.1%, remained a notable exception in the developed world.

Global Markets Post Strong Performance

Though concerns about the Fed's tightening campaign weighed on markets during the beginning of the period, U.S. markets posted significant gains through the end of 2022 and into 2023. Those gains were concentrated among larger companies and technology firms: the large-cap S&P 500® rose 13.0% over the period, and the tech-heavy Nasdaq-100 Index® gained 22.8%. The broader market, including mid- and small-cap firms, saw more modest gains over the 12 months. The Dow Jones Industrial Average® rose 10.6%, the S&P MidCap 400® increased 10.5%, and the small-cap Russell 2000 Index® gained 7.9%. Nine of the Dow Jones U.S. Industrial Index sectors rose. Technology was the best performer by far, rising 28.4% over the period. Precious metals posted strong results as well, rising 17.7%. Telecoms posted the weakest results, falling 16.6% over the period. The real estate and utilities sectors also fell, declining 9.0% and 6.5%, respectively.

Though U.S. markets have outpaced the rest of the world in recent months, international equity markets posted the strongest results over the full 12-month reporting period. The MSCI Europe Index® gained 19.6%, and the MSCI EAFE

1

Index® , which tracks developed markets outside of North America, rose 16.8%. The Nikkei was up 14.2% over the 12 months. Emerging markets demonstrated strength as well, with the S&P Emerging 50 ADR Index (USD) increasing by 15.8% and the S&P Latin America 35 ADR Index (USD) gaining 28.7%.

Economy Shows Signs of Resilience

Despite concerns that the Federal Reserve's rate hikes would trigger a recession, the U.S. economy showed strong signs of resilience during the 12 months. U.S. real GDP growth remained positive throughout the period and increased by 2.4% in the second quarter of 2023. Labor markets also remained tight. While unemployment ticked up slightly in May, it has since held steady at around 3.5%. The U.S. dollar declined 3.9%, based on the Bloomberg Dollar Spot Index.

Fixed Income Struggles Amid Rising Rates

The Fed's effort to tame inflation generally led to higher U.S. Treasury yields and lower prices during the period. The Bloomberg Barclays Aggregate Bond Index fell 3.4% over the period. Long-dated U.S. Treasurys, as represented by the Ryan Labs 10-Year and 30-Year Indexes, dropped by 7.0% and 13.8%, respectively. Investment-grade corporate bonds dropped 1.9%, according to the Markit iBoxx $ Liquid Investment Grade index, but the Markit iBoxx $ Liquid High Yield index gained 3.2%.

ProFunds Results Mirror the Markets

ProFunds' index-based mutual funds offer many advantages, such as diversified market exposures, efficient fund management, and high daily correlation to their benchmark indexes. Reflecting the pressures in the market over the past six months, ProFunds investors primarily saw opportunities to gain across a range of equity strategies, particularly those focused on large-cap U.S. companies, the tech sector, Latin America, Japan, and Europe.

No matter what direction the market is headed going forward, ProFunds mutual funds offer an extensive lineup of strategies designed to meet your investment goals, help manage risk, and potentially enhance returns. We appreciate the trust and confidence you have placed in ProFunds, and we look forward to continuing to serve your investment needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Management Discussion of Fund Performance

4 :: Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each of the Classic ProFunds and the Falling U.S. Dollar ProFund are designed to match, before fees and expenses, the performance of an underlying benchmark (each, a "Matching Fund" and, collectively, the "Matching Funds").

All other ProFunds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds"). Each Geared Fund seeks daily investment results, before fees and expenses, that correspond to a multiple (i.e., 1.25x, 1.5x or 2x), the inverse (i.e., -1x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an underlying benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the "Daily Target") for any period other than a day. While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold a Geared Fund shares for any period other than a day, it is important for you to understand that over your holding period your return may be higher or lower than the Geared Fund's Daily Target, and this difference may be significant.

Each Matching Fund and Geared Fund may be referred to herein as a "Fund" or collectively as the "Funds."

ProFund Advisors LLC ("PFA"), the Funds' investment advisor, uses a passive approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that it believes, in combination, a Fund should hold to produce daily returns consistent with such Fund's investment objective.

In managing the assets of the Funds, PFA does not invest the assets of the Funds in securities or financial instruments based on its view of the investment merit of a particular security, instrument, or company nor does PFA conduct conventional research or analysis, forecast market movements, trends or market conditions; or take defensive positions.

The Funds (other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund) make significant use of investment techniques that may be considered aggressive, including the use of swap agreements, futures contracts, forward contracts, and similar instruments (collectively, "derivatives"). Funds using derivatives are exposed to risks different from, or possibly greater than, the risks associated with investing directly in securities, including one or more of the following: counterparty risk (i.e., the risk that a counterparty is unable or unwilling to make timely payments) on the amount the Fund expects to receive from a derivatives counterparty, liquidity risk (i.e., the ability of a Fund to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of PFA) and increased correlation risk (i.e., the Fund's ability to achieve a high degree of correlation with its benchmark). If a counterparty becomes bankrupt, or fails to perform its obligations, the value of an investment in the Fund may decline. With respect to swaps and forward contracts, the Funds have sought to mitigate these risks by generally requiring derivatives counterparties to post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owes the Fund, subject to certain minimum thresholds. The Funds typically enter into derivatives with counterparties that are major, global financial institutions. Any costs associated with using derivatives may also have the effect of lowering the Fund's return.

Factors that Materially Affected the Performance of Each Fund during the Fiscal Year Ended July 31, 20231:

Primary factors affecting Fund performance, before fees and expenses, include the following: the total return of the securities and derivatives (if any) held by a Fund, including the performance of the reference assets to which any derivatives are linked; financing rates paid or earned by a Fund associated with cash and, in certain cases, derivative positions; stock dividends, premiums and bond yields paid or earned by a Fund (including those included in the total return of derivatives contracts); the types of derivative contracts used by a Fund and their correlation to the relevant benchmark or asset fees, expenses, and transaction costs; other miscellaneous factors. The performance of each Geared Fund over periods other than is single day is impacted by the volatility of the Fund's benchmark (i.e., how much the value of the Index moves up and down from day-to-day), the daily rebalancing of the Fund's portfolio and the impact of compounding on Fund returns over the period.

•	Benchmark Performance: The performance of each Fund's benchmark and, in turn, the factors and market conditions affecting that benchmark, are principal factors driving Fund performance.[2]

•	Holding Period Risk: The performance of a Geared Fund over periods longer than a single day will likely differ from the Daily Target.

This difference may be significant. Daily rebalancing of a Geared Fund's portfolio and the compounding of each day's return over time means that the return of a Geared Fund over periods longer than a single day will be the result of each day's returns compounded over the period.

Factors that contribute to returns that are worse than the Daily Target include smaller benchmark gains or losses and higher benchmark volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger benchmark gains or losses and lower benchmark volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, the more your return will tend to deviate from the Daily

[1]	Past performance is not a guarantee of future results.
[2]	Unlike the Funds, indexes that may serve as benchmarks for the Funds do not actually hold a portfolio of securities and/or financial instruments. Indexes do not incur fees, expenses, and transaction costs. Fees, expenses, and transaction costs incurred by the Funds negatively impact the performance of the Funds relative to their benchmark. Performance for each Fund will generally differ from the performance of the Fund's benchmark index.

Management Discussion of Fund Performance (unaudited) :: 5

Target. During periods of higher benchmark volatility, the volatility of a benchmark may affect a Geared Fund's return as much as or more than the return of its benchmark. Actual results for a particular period, before fees and expenses, are also dependent on the following factors: a) period of time; b) financing rates associated with the use of derivatives; c) other Fund expenses; and d) dividends and interest paid with respect to the securities in the benchmark, e) the benchmark's volatility; and f) the benchmark's performance.

Daily volatility for the U.S. equity markets, as measured by the S&P 500®, decreased from a year ago. The volatility for the S&P 500® for the year ended July 31, 2023 was 18.7%, which was lower than the prior year's volatility of 20.4%. The volatility of each Geared Fund benchmark is shown below:

Index	1 yr Vol.
S&P China Select ADR Index (USD)	45.41%
S&P Oil & Gas Equipment and Services Select Industry Index	42.72%
Dow Jones U.S. SemiconductorsSM Index	37.33%
Dow Jones Precious MetalsSM Index	34.13%
S&P Biotechnology Select Industry Index	33.76%
S&P Banks Select Inustry Index	32.29%
Dow Jones Internet CompositeSM Index	31.30%
S&P Energy Select Sector Index	29.06%
S&P Latin America 35 ADR Index (USD)	26.40%
S&P Technology Select Sector Index	25.99%
S&P Consumer Discretionary Select Sector Index	25.31%
Nasdaq-100® Index	24.68%
S&P Emerging 50 ADR Index (USD)	24.62%
S&P Real Estate Select Sector Index	23.24%
Russell 2000® Index	23.23%
S&P Materials Select Sector Index	21.96%
S&P 500® Growth Index	21.69%
S&P SmallCap 600® Growth Index	21.69%
S&P MidCap 400® Growth Index	21.64%
S&P MidCap 400® Value Index	21.26%
S&P MidCap 400®	21.17%
S&P Financial Select Sector Index	20.87%
Ryan LabsReturns Treasury Yield Curve 30 Year Index	20.45%
S&P Utilities Select Sector Index	20.10%
S&P Pharmaceuticals Select Industry Index	19.91%
S&P Communication Services Select Sector Index	19.84%
S&P Industrials Select Sector Index	18.94%
S&P 500®	18.68%
ProFunds Europe 30® Index	17.13%
S&P 500® Value Index	16.94%
S&P SmallCap 600® Value Index	16.94%
MSCI EAFE® Index	16.36%
Nikkei 225 Stock Average	16.22%
Dow Jones Industrial Average®	16.03%
S&P Health Care Select Sector Index	14.98%
S&P Consumer Staples Select Sector Index	13.72%
Ryan Labs Returns Treasury Yield Curve 10 Year Index	10.88%
U.S. Dollar Index	8.96%

•	Financing Rates Associated with Derivatives: The performance of Funds that use derivatives was impacted by related financing costs. Financial instruments such as futures contracts carry implied financing costs. Swap financing rates are negotiated between the Funds and their counterparties, and are typically set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. The Fed Funds rate appreciated from 2.32% to 5.33% during the fiscal year. Each Fund with long exposure to its benchmark was generally negatively affected by financing rates. Conversely, each Fund with short/inverse exposure generally benefited from financing rates. In certain market environments, FEDL01 adjusted by the spread may result in a Fund with short/inverse exposure also being negatively affected by financing rates.

•	Stock Dividends and Bond Yields: The performance of Funds that provide long or leveraged long exposure was positively impacted by capturing the dividend, premium, or income yield of the underlying assets to which they have exposure. The performance of Funds that provide an inverse or leveraged inverse exposure was negatively impacted by virtue of effectively having to pay out the dividend, premium, or income yield (or a multiple thereof, as applicable) associated with the assets to which they have short exposure.

•	Fees, Expenses, and Transaction Costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. For Geared Funds, daily repositioning of each Fund's

6 :: Management Discussion of Fund Performance (unaudited)

portfolio so that its exposure to its benchmark is consistent with the Fund's daily investment objective, high levels of shareholder purchase and redemption activity, and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds' expense ratio. Transaction costs are generally higher for Funds whose benchmarks are more volatile, have a larger daily multiple of its benchmark's return, that seek to return an inverse or inverse multiple of its benchmark's return, that invest in foreign securities, and for Funds that hold or have exposure to assets that are comparatively less liquid than other Funds.

•	Miscellaneous Factors: Each Fund holds a mix of securities and/or derivatives that is designed to provide returns that correspond to the performance of its investment objective. Certain Funds may obtain exposure to only a representative sample of the securities of their benchmark and may not have investment exposure to all securities of the benchmark or may have weightings that are different from that of its benchmark. Certain Funds may also obtain exposure to securities not contained in the relevant benchmark or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the benchmark.

In addition, certain Funds invested in swap agreements based on exchange-traded funds ("ETFs") that are designed to track the performance of the Fund's benchmark. Because the closing price of an ETF may not perfectly track the performance of its benchmark, there are deviations between the return of a swap whose reference asset is an ETF and the return of a swap based directly on the Fund's benchmark. Thus, the performance of a Fund investing significantly in swap agreements based on an ETF correlated less with its benchmark than a Fund investing in swap agreements based directly on the Fund's benchmark.

Management Discussion of Fund Performance (unaudited) :: Access Flex Bear High Yield ProFund :: 7

The Access Flex Bear High Yield ProFund (the "Fund") seeks to provide investment results that correspond generally to the inverse (-1x) of the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the Fund does not seek to match the daily returns of a specific benchmark. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -1.92%. For the same period, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 3.16%1. The total return for the 5-year U.S. Treasury Note was -3.11%2.

The Fund is designed to maintain inverse exposure to the high yield market, regardless of market conditions. This means the Fund does not adopt defensive positions in anticipation of an adverse market climate. The Fund seeks to achieve its high yield exposure primarily through credit default swaps (CDS) and 5-year treasury exposure but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt, money market instruments, total return swap agreements and futures contracts.

During the year ended July 31, 2023, the Fund invested in credit default swap agreements and futures contracts as a substitute for shorting high yield bonds. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into credit default swap agreements that were centrally cleared. In a centrally cleared swap agreement, the clearing organization takes on the credit risk of all parties involved in the trade, and in effect, guarantees each party's obligations under the contract. As a result, each party involved in a centrally cleared contract only faces the clearing organization. There can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Access Flex Bear High Yield ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/23

Fund	One Year	Five Year	Ten Year
Investor	-1.92%	-3.83%	-5.73%
Service	-2.78%	-4.77%	-6.62%
Markit iBoxx $ Liquid High Yield Index	3.16%	2.92%	3.74%

Expense Ratios**

Fund	Gross	Net
Investor	3.15%	1.78%
Service	4.15%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Investment Type	% of Net Assets
Credit Default Swap Agreements	(96)%
Futures Contracts	(86)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	(28)%
Consumer Non-Cyclical	(15)%
Communications	(13)%
Financial	(11)%
Energy	(9)%
Industrials	(9)%
Basic Materials	(7)%
Technology	(4)%
Utilities	(4)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	The 5-year U.S. Treasury Note reflects both price return and yield components. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees.

Investments in high yield bonds or in investments linked to the high yield market are subject to greater volatility and greater credit risks than investing in U.S. Treasuries. U.S. Treasury instruments are guaranteed by the U.S. government as to the timely payment of principal and interest, if held to maturity. Both the principal and yield of a mutual fund will fluctuate with changes in market conditions.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

8 :: Access Flex High Yield ProFund :: Management Discussion of Fund Performance (unaudited)

The Access Flex High Yield ProFund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the Fund does not seek to match the daily returns of a specific benchmark. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 4.86%. For the same period, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance, had a total return of 3.16%1. The total return for the 5-year U.S. Treasury Note was -3.11%2.

The Fund is designed to maintain exposure to the high yield market, regardless of market conditions. This means the Fund does not adopt defensive positions in anticipation of an adverse market climate. The Fund seeks to achieve its high yield exposure primarily through credit default swaps (CDS) and 5-year treasury exposure but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt, money market instruments, total return swap agreements and futures contracts.

During the year ended July 31, 2023, the Fund invested in credit default swap agreements and futures contracts as a substitute for investing directly in high yield bonds. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into credit default swap agreements that were centrally cleared. In a centrally cleared swap agreement, the clearing organization takes on the credit risk of all parties involved in the trade, and in effect, guarantees each party's obligations under the contract. As a result, each party involved in a centrally cleared contract only faces the clearing organization. There can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Access Flex High Yield ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 07/31/23

Fund	One Year	Five Year	Ten Year
Investor	4.86%	1.48%	2.70%
Service	3.85%	0.47%	1.69%
Markit iBoxx $ Liquid High Yield Index	3.16%	2.92%	3.74%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Investment Type	% of Net Assets
Credit Default Swap Agreements	88%
Futures Contracts	4%
U.S. Treasury Obligation	64%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	28%
Consumer Non-Cyclical	15%
Communications	13%
Financial	11%
Energy	9%
Industrials	9%
Basic Materials	7%
Technology	4%
Utilities	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	The 5-year U.S. Treasury Note reflects both price return and yield components. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees.

Investments in high yield bonds or in investments linked to the high yield market are subject to greater volatility and greater credit risks than investing in U.S. Treasuries. U.S. Treasury instruments are guaranteed by the U.S. government as to the timely payment of principal and interest, if held to maturity. Both the principal and yield of a mutual fund will fluctuate with changes in market conditions.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Banks UltraSector ProFund :: 9

Banks UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Banks Select Industry Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -7.34%. For the same period, the Index had a total return of -10.61%2 and a volatility of 32.29%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the banks segment of the S&P Total Market Index, which comprises the following sub-industries: asset management & custody banks, diversified banks, regional banks, diversified financial services and commercial & residential mortgage finance.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-7.34%	-4.82%	5.07%
Service	-8.24%	-5.78%	4.02%
S&P Banks Select Industry Index	-10.61%	0.19%	5.55%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. BanksSM Index	0.94%	1.89%	7.44%

Expense Ratios**

Fund	Gross	Net
Investor	1.71%	1.71%
Service	2.71%	2.71%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	77%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Pinnacle Financial Partners, Inc.	1.3%
Western Alliance Bancorp	1.3%
Comerica, Inc.	1.2%
New York Community Bancorp, Inc.	1.2%
Bank of Hawaii Corp.	1.2%

S&P Banks Select Industry Index – Composition

% of Index
Regional Banks	69%
Diversified Banks	15%
Commercial & Residential Mortgage Finance	7%
Other Diversified Financial Services	6%
Asset Management & Custody Banks	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. BanksSM Index to the S&P Banks Select Industry Index. The Advisor believes that the benchmark change will align the Fund with a leading S&P industry index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.
[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.
[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

10 :: Bear ProFund :: Management Discussion of Fund Performance (unaudited)

Bear ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P 500® (the "Index") for a single day, not more than a not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -8.74%. For the same period, the Index had a total return of 13.02%1 and a volatility of 18.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-8.74%	-13.60%	-13.55%
Service	-9.43%	-14.41%	-14.39%
S&P 500®	13.02%	12.20%	12.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.64%	1.64%
Service	2.64%	2.64%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(93)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	27%
Health Care	13%
Financials	13%
Consumer Discretionary	11%
Communication Services	9%
Industrials	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Materials	3%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Biotechnology UltraSector ProFund :: 11

Biotechnology UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Biotechnology Select Industry Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 10.43%. For the same period, the Index had a total return of 3.93%2 and a volatility of 33.76%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the biotechnology segment of the S&P Total Market Index, which comprises the following sub-industry: biotechnology.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	10.43%	6.53%	10.51%
Service	9.30%	5.47%	9.41%
S&P Biotechnology Select Industry Index	3.93%	-2.28%	7.67%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. BiotechnologySM Index	2.07%	5.86%	9.18%

Expense Ratios**

Fund	Gross	Net
Investor	1.49%	1.49%
Service	2.49%	2.49%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Bridgebio Pharma, Inc.	1.8%
Halozyme Therapeutics, Inc.	1.1%
Novavax, Inc.	1.0%
Twist Bioscience Corp.	1.0%
Catalyst Pharmaceuticals, Inc.	1.0%

S&P Biotechnology Select Industry Index – Composition

% of Index
Biotechnology	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. BiotechnologySM Index to the S&P Biotechnology Select Industry Index. The Advisor believes that the benchmark change will align the Fund with a leading S&P industry index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

12 :: Bull ProFund :: Management Discussion of Fund Performance (unaudited)

Bull ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the return of the S&P 500® (the "Index"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 10.86%. For the same period, the Index had a total return of 13.02%1 and a volatility of 18.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	10.86%	10.09%	10.54%
Service	9.81%	9.01%	9.45%
S&P 500®	13.02%	12.20%	12.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.50%	1.50%
Service	2.50%	2.50%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Futures Contracts	3%
Swap Agreements	29%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.1%
Microsoft Corp.	4.4%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	2.1%
NVIDIA Corp.	2.0%

S&P 500® – Composition

% of Index
Information Technology	27%
Health Care	13%
Financials	13%
Consumer Discretionary	11%
Communication Services	9%
Industrials	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Materials	3%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Communication Services UltraSector ProFund :: 13

Communication Services UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Communication Services Select Sector® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 27.80%. For the same period, the Index had a total return of 23.20%1 and a volatility of 19.84%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the communication services sector of the S&P 500®. The Index includes equity securities of companies from the following industries: diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Communication Services UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	27.80%	11.22%	11.08%
Service	26.58%	10.12%	9.98%
S&P Communication Services Select Sector® Index	23.20%	8.32%	11.79%
S&P 500®	13.02%	12.20%	12.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.94%	1.78%
Service	2.94%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	76%
Total Exposure	148%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Meta Platforms, Inc.	18.3%
Alphabet, Inc.	16.5%
Activision Blizzard, Inc.	3.4%
Comcast Corp.	3.3%
T-Mobile U.S., Inc.	3.1%

S&P Communication Services Select Sector Index – Composition

% of Index
Interactive Media & Services	50%
Entertainment	23%
Media	15%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

14 :: Consumer Discretionary UltraSector ProFund  :: Management Discussion of Fund Performance (unaudited)

Consumer Discretionary UltraSector ProFund (the "Fund") (formerly known as Consumer Services UltraSector ProFund) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Consumer Discretionary Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 18.23%. For the same period, the Index had a total return of 7.84%2 and a volatility of 25.31%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the consumer discretionary sector of the S&P 500®. The Index includes equity securities of companies from the following industries: automobile components; automobiles; household durables; leisure products; textiles, apparel & luxury goods; hotels, restaurants, & leisure; diversified consumer services; distributors; broadline retail; and specialty retail.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Discretionary UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	18.23%	8.31%	13.48%
Service	17.07%	7.24%	12.35%
S&P Consumer Discretionary Select Sector Index	7.84%	10.56%	12.86%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. Consumer ServicesSM Index	13.11%	8.26%	11.32%

Expense Ratios**

Fund	Gross	Net
Investor	1.54%	1.54%
Service	2.54%	2.54%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	76%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	16.9%
Tesla, Inc.	14.2%
The Home Depot, Inc.	3.4%
Lowe's Cos., Inc.	3.1%
McDonald's Corp.	3.1%

S&P Consumer Discretionary Select Sector Index – Composition

% of Index
Retailing	45%
Automobiles & Components	24%
Consumer Services	22%
Consumer Durables & Apparel	9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Consumer ServicesSM Index to the S&P Consumer Discretionary Select Sector Index. The Fund's change in benchmark also resulted in the renaming of the Fund from Consumer Services UltraSector ProFund to Consumer Discretionary UltraSector ProFund. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Consumer Staples UltraSector ProFund :: 15

Consumer Staples UltraSector ProFund (the "Fund") (formerly known as Consumer Goods UltraSector ProFund) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Consumer Staples Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -12.25%. For the same period, the Index had a total return of 4.40%2 and a volatility of 13.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the consumer staples sector of the S&P 500®. The Index includes equity securities of companies from the following industries: consumer staples distribution & retail; beverages; food products; tobacco; household products; and personal care products.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Consumer Staples UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-12.25%	9.26%	9.50%
Service	-13.12%	8.18%	8.43%
S&P Consumer Staples Select Sector Index	4.40%	10.21%	9.24%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. Consumer GoodsSM Index	3.17%	11.29%	9.95%

Expense Ratios**

Fund	Gross	Net
Investor	1.88%	1.78%
Service	2.88%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	72%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	11.3%
PepsiCo, Inc.	7.9%
Costco Wholesale Corp.	7.6%
The Coca-Cola Co.	7.4%
Philip Morris International, Inc.	3.6%

S&P Consumer Staples Select Sector Index – Composition

% of Index
Food, Beverage & Tobacco	52%
Food & Staples Retailing	25%
Household & Personal Products	23%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Consumer GoodsSM Index to the S&P Consumer Staples Select Sector Index. The Fund's change in benchmark also resulted in the renaming of the Fund from Consumer Goods UltraSector ProFund to Consumer Staples UltraSector ProFund. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

16 :: Energy UltraSector ProFund  :: Management Discussion of Fund Performance (unaudited)

Energy UltraSector ProFund (the "Fund") (formerly known as Oil & Gas UltraSector ProFund) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Energy Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 14.73%. For the same period, the Index had a total return of 16.25%2 and a volatility of 29.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the energy sector of the S&P 500®. The Index includes equity securities of companies from the following industries: energy equipment & services and oil & gas consumable fuels.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Energy UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	14.73%	2.07%	-0.34%
Service	13.56%	1.06%	-1.32%
S&P Energy Select Sector Index	16.25%	7.93%	4.62%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. Oil & GasSM Index	15.12%	6.98%	3.83%

Expense Ratios**

Fund	Gross	Net
Investor	1.51%	1.51%
Service	2.51%	2.51%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	16.2%
Chevron Corp.	14.2%
Schlumberger N.V.	4.2%
EOG Resources, Inc.	3.6%
ConocoPhillips	3.6%

S&P Energy Select Sector Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89%
Energy Equipment & Services	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Oil & GasSM Index to the S&P Energy Select Sector Index. The Fund's change in benchmark also resulted in the renaming of the Fund from Oil & Gas UltraSector ProFund to Energy UltraSector ProFund. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited)  :: Europe 30 ProFund :: 17

Europe 30 ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the return of the ProFunds Europe 30 Index® (the "Index"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 10.95%. For the same period, the Index had a price return of 9.01%1 and a volatility of 17.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, created by ProFund Advisors, is composed of companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on Nasdaq as depositary receipts or ordinary shares and meet certain liquidity requirements. The component companies included in the Index are the 30 most liquid companies based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is reconstituted annually. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	10.95%	2.83%	3.58%
Service	9.82%	1.79%	2.54%
ProFunds Europe 30® Index	9.01%	1.39%	1.92%
STOXX Europe 50® Index	22.93%	6.78%	5.39%

Expense Ratios**

Fund	Gross	Net
Investor	2.32%	1.78%
Service	3.32%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Novo Nordisk A/S	7.0%
ASML Holding N.V.	6.8%
SAP SE	4.8%
Shell PLC	4.7%
HSBC Holdings PLC	4.7%

ProFunds Europe 30® Index – Composition

Industry Breakdown	% of Index
Health Care	25%
Energy	19%
Information Technology	15%
Financials	10%
Consumer Staples	10%
Materials	10%
Industrials	6%
Utilities	3%
Communication Services	2%

Country Composition
United Kingdom	41%
Netherlands	16%
Denmark	9%
France	7%
Other	27%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The STOXX Europe 50® Index is a capitalization-weighted index of 50 European blue-chip stocks. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

18 :: Falling U.S. Dollar ProFund :: Management Discussion of Fund Performance (unaudited)

Falling U.S. Dollar ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the return of the basket of non-U.S. currencies included in the U.S. Dollar Index (the "Index"). The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the "Benchmark"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 3.91%. For the same period, the Index had a price return of -3.81%1 and a volatility of 8.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the daily return of the Benchmark. The currencies and their weightings as of July 31, 2023 are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. The Fund is designed to benefit from a decline in the value of the U.S. Dollar against the value of the currencies included in the Benchmark. Accordingly, as the value of the U.S. Dollar depreciates (i.e., "falls") versus the Benchmark, the performance of the Fund generally should be expected to increase. As the value of the U.S. Dollar appreciates versus the Benchmark, the performance of the Fund generally should be expected to decline. The Fund does not normally provide investment returns that match the inverse of the Index.

During the year ended July 31, 2023, the Fund invested in forward currency contracts to gain exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark. The Fund entered into forward currency contracts with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	3.91%	-3.35%	-4.19%
Service	2.82%	-4.33%	-5.14%
U.S. Dollar Index	-3.81%	1.51%	2.26%
S&P 500®	13.02%	12.20%	12.66%

Expense Ratios**

Fund	Gross	Net
Investor	4.94%	1.78%
Service	5.94%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Financials UltraSector ProFund :: 19

Financials UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Financial Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 2.89%. For the same period, the Index had a total return of 7.09%2 and a volatility of 20.87%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the financials sector of the S&P 500®. The Index includes equity securities of companies from the following industries: banks; financial services; consumer finance; capital markets; mortgage real estate investment trusts (REITs); and insurance.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	2.89%	5.50%	10.35%
Service	1.90%	4.44%	9.25%
S&P Financial Select Sector Index	7.09%	7.11%	10.06%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. FinancialsSM Index	5.21%	7.38%	9.89%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	10.3%
JPMorgan Chase & Co.	7.6%
Visa, Inc.	6.3%
Mastercard, Inc.	5.4%
Bank of America Corp.	3.7%

S&P Financial Select Sector Index – Composition

% of Index
Diversified Financials	59%
Banks	25%
Insurance	16%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. FinancialsSM Index to the S&P Financial Select Sector Index. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

20 :: Health Care UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Health Care UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Health Care Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -0.99%. For the same period, the Index had a total return of 3.03%2 and a volatility of 14.98%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the health care sector of the S&P 500®. The Index includes equity securities of companies from the following industries: health care equipment & supplies, health care providers & services; health care technology; biotechnology; pharmaceuticals; and life sciences tools & services.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-0.99%	10.27%	14.02%
Service	-1.98%	9.19%	12.90%
S&P Health Care Select Sector Index	3.03%	10.59%	12.10%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. Health CareSM Index	2.34%	9.87%	11.91%

Expense Ratios**

Fund	Gross	Net
Investor	1.61%	1.61%
Service	2.61%	2.61%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.9%
Johnson & Johnson	6.4%
Eli Lilly & Co.	5.3%
Merck & Co., Inc.	4.0%
AbbVie, Inc.	3.9%

S&P Health Care Select Sector Index – Composition

% of Index
Pharmaceuticals	30%
Health Care Providers & Services	22%
Health Care Equipment & Supplies	21%
Biotechnology	15%
Life Sciences Tools & Services	12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Health CareSM Index to the S&P Health Care Select Sector Index. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Industrials UltraSector ProFund :: 21

Industrials UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Industrials Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 12.21%. For the same period, the Index had a total return of 17.62%2 and a volatility of 18.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the industrials sector of the S&P 500®. The Index includes equity securities of companies from the following industries: aerospace & defense; building products; construction & engineering; electrical equipment; industrial conglomerates; machinery; trading companies & distributors; commercial services & supplies; professional services; air freight & logistics; passenger airlines; marine transportation; ground transportation; and transportation infrastructure.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	12.21%	8.12%	12.58%
Service	11.05%	7.04%	11.46%
S&P Industrials Select Sector Index	17.62%	9.59%	11.61%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. IndustrialsSM Index	13.30%	9.31%	11.44%

Expense Ratios**

Fund	Gross	Net
Investor	1.88%	1.78%
Service	2.88%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Union Pacific Corp.	3.3%
Caterpillar, Inc.	3.2%
United Parcel Service, Inc.	3.1%
The Boeing Co.	3.1%
Honeywell International, Inc.	3.0%

S&P Industrials Select Sector Index – Composition

% of Index
Capital Goods	67%
Transportation	19%
Commercial & Professional Services	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. IndustrialsSM Index to the S&P Industrials Select Sector Index. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

22 :: Internet UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Internet UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones Internet CompositeSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation, not for longer periods. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 26.40%. For the same period, the Index had a total return of 23.08%1 and a volatility of 31.30%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, which includes companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, which includes companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	26.40%	2.09%	15.99%
Service	25.15%	1.08%	14.84%
Dow Jones Internet CompositeSM Index	23.08%	5.69%	14.05%
S&P 500®	13.02%	12.20%	12.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.48%	1.48%
Service	2.48%	2.48%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	7.3%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc.	5.8%
Salesforce, Inc.	3.7%
Cisco Systems, Inc.	3.6%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Interactive Media & Services	24%
Software	20%
Multiline Retail	13%
IT Services	10%
Communications Equipment	10%
Hotels, Restaurants & Leisure	8%
Entertainment	5%
Diversified Financial Services	4%
Health Care Technology	3%
Real Estate Management & Development	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Large-Cap Growth ProFund :: 23

Large-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index (the "Index"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 5.98%. For the same period, the Index had a total return of 8.00%1 and a volatility of 21.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	5.98%	10.84%	12.13%
Service	4.94%	9.74%	11.02%
S&P 500® Growth Index	8.00%	12.92%	14.27%

Expense Ratios**

Fund	Gross	Net
Investor	1.57%	1.57%
Service	2.57%	2.57%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	14.0%
Alphabet, Inc.	7.1%
Microsoft Corp.	7.0%
NVIDIA Corp.	5.6%
Tesla, Inc.	3.5%

S&P 500® Growth Index – Composition

% of Index
Information Technology	37%
Health Care	17%
Consumer Discretionary	10%
Communication Services	8%
Financials	7%
Energy	7%
Consumer Staples	6%
Industrials	5%
Materials	2%
Real Estate	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

24 :: Large-Cap Value ProFund :: Management Discussion of Fund Performance (unaudited)

Large-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index (the "Index"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 14.90%. For the same period, the Index had a total return of 17.16%1 and a volatility of 16.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P 500® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	14.90%	8.45%	8.35%
Service	13.72%	7.36%	7.26%
S&P 500® Value Index	17.16%	10.44%	10.33%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.0%
Meta Platforms, Inc.	4.0%
Amazon.com, Inc.	3.7%
Berkshire Hathaway, Inc.	3.6%
JPMorgan Chase & Co.	2.6%

S&P 500® Value Index – Composition

% of Index
Financials	19%
Information Technology	18%
Industrials	12%
Consumer Discretionary	11%
Communication Services	10%
Health Care	9%
Consumer Staples	7%
Utilities	5%
Real Estate	4%
Materials	3%
Energy	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Materials UltraSector ProFund :: 25

Materials UltraSector ProFund (the "Fund") (formerly known as Basic Materials UltraSector ProFund) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Materials Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 18.58%. For the same period, the Index had a total return of 12.16%2 and a volatility of 21.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the materials sector of the S&P 500®. The Index includes equity securities of companies from the following industries: chemicals; construction materials; containers & packaging; metals & mining; and paper & forest products.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Materials UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	18.58%	8.13%	9.64%
Service	17.37%	7.05%	8.55%
S&P Materials Select Sector Index	12.16%	9.81%	10.10%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. Basic MaterialsSM Index	14.73%	9.06%	9.45%

Expense Ratios**

Fund	Gross	Net
Investor	1.93%	1.78%
Service	2.93%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	82%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	13.4%
Air Products and Chemicals, Inc.	4.8%
The Sherwin-Williams Co.	4.6%
Freeport-McMoRan, Inc.	4.5%
Ecolab, Inc.	3.2%

S&P Materials Select Sector Index – Composition

% of Index
Chemicals	68%
Metals & Mining	17%
Containers & Packaging	9%
Construction Materials	6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Basic MaterialsSM Index to the S&P Materials Select Sector Index. The Fund's change in benchmark also resulted in the renaming of the Fund from Basic Materials UltraSector ProFund to Materials UltraSector ProFund. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

26 :: Mid-Cap Growth ProFund :: Management Discussion of Fund Performance (unaudited)

Mid-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index (the "Index"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 7.83%. For the same period, the Index had a total return of 9.81%1 and a volatility of 21.64%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the growth end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	7.83%	5.68%	7.84%
Service	6.77%	4.63%	6.76%
S&P MidCap 400® Growth Index	9.81%	7.66%	9.87%

Expense Ratios**

Fund	Gross	Net
Investor	2.35%	1.78%
Service	3.35%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Builders FirstSource, Inc.	1.5%
Reliance Steel & Aluminum Co.	1.4%
Hubbell, Inc.	1.4%
Deckers Outdoor Corp.	1.2%
Carlisle Cos., Inc.	1.2%

S&P MidCap 400® Growth Index – Composition

% of Index
Industrials	26%
Consumer Discretionary	13%
Health Care	11%
Financials	10%
Information Technology	10%
Materials	9%
Energy	8%
Consumer Staples	4%
Real Estate	4%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Mid-Cap ProFund :: 27

Mid-Cap ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® (the "Index"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 8.24%. For the same period, the Index had a total return of 10.47%1 and a volatility of 21.17%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	8.24%	6.08%	7.91%
Service	7.16%	5.03%	6.84%
S&P MidCap 400®	10.47%	8.28%	9.99%

Expense Ratios**

Fund	Gross	Net
Investor	1.95%	1.78%
Service	2.95%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	31%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Builders FirstSource, Inc.	0.5%
Reliance Steel & Aluminum Co.	0.5%
Hubbell, Inc.	0.5%
Super Micro Computer, Inc.	0.4%
Jabil, Inc.	0.4%

S&P MidCap 400® Index – Composition

% of Index
Industrials	24%
Consumer Discretionary	15%
Financials	14%
Information Technology	10%
Health Care	9%
Materials	7%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

28 :: Mid-Cap Value ProFund :: Management Discussion of Fund Performance (unaudited)

Mid-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index (the "Index"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 9.04%. For the same period, the Index had a total return of 10.96%1 and a volatility of 21.26%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P MidCap 400® that have been identified as being on the value end of the growth-value spectrum.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	9.04%	6.58%	7.84%
Service	7.96%	5.53%	6.76%
S&P MidCap 400® Value Index	10.96%	8.49%	9.77%

Expense Ratios**

Fund	Gross	Net
Investor	1.85%	1.78%
Service	2.85%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Jabil, Inc.	1.3%
Equity LifeStyle Properties, Inc.	1.1%
Regal Rexnord Corp.	0.9%
New York Community Bancorp, Inc.	0.9%
Reinsurance Group of America, Inc.	0.8%

S&P MidCap 400® Value Index – Composition

% of Index
Industrials	20%
Financials	18%
Consumer Discretionary	17%
Information Technology	11%
Real Estate	11%
Health Care	7%
Materials	6%
Consumer Staples	4%
Utilities	3%
Communication Services	2%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Nasdaq-100 ProFund :: 29

Nasdaq-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index (the "Index"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 19.68%. For the same period, the Index had a total return of 22.77%1 and a volatility of 24.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Nasdaq-100 ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	19.68%	15.09%	16.32%
Service	18.44%	13.94%	15.15%
Nasdaq-100® Index	22.77%	17.91%	18.95%

Expense Ratios**

Fund	Gross	Net
Investor	1.46%	1.46%
Service	2.46%	2.46%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	37%
Futures Contracts	2%
Swap Agreements	62%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.2%
Microsoft Corp.	3.4%
Alphabet, Inc.	2.2%
Amazon.com, Inc.	1.9%
NVIDIA Corp.	1.6%

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	16%
Consumer Discretionary	14%
Health Care	7%
Consumer Staples	7%
Industrials	5%
Utilities	1%
Financials	1%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

30 :: Oil & Gas Equipment & Services UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") (formerly known as the Oil Equipment & Services UltraSector ProFund) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Oil & Gas Equipment & Services Select Industry Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 60.67%. For the same period, the Index had a total return of 48.84%2 and a volatility of 42.72%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the oil & gas equipment & services segment of the S&P Total Market Index, which comprises the following sub-industry: oil & gas equipment & services.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Oil & Gas Equipment & Services UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	60.67%	-20.59%	-15.73%
Service	59.09%	-21.39%	-16.57%
S&P Oil & Gas Equipment & Services Select Industry Index	48.84%	-9.87%	-12.31%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. Select Oil Equipment & ServicesSM Index	47.01%	-6.24%	-6.84%

Expense Ratios**

Fund	Gross	Net
Investor	1.65%	1.65%
Service	2.65%	2.65%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	77%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Company	% of Net Assets
Transocean, Ltd.	3.6%
NexTier Oilfield Solutions, Inc.	3.6%
Patterson-UTI Energy, Inc.	3.6%
Tidewater, Inc.	3.4%
Noble Corp. PLC	3.3%

Dow Jones U.S. Oil Equipment, Services & Distribution Index – Composition

% of Index
Oil & Gas Equipment & Services	70%
Oil & Gas Drilling	30%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Select Oil Equipment & ServicesSM Index to the S&P Oil & Gas Equipment & Services Select Industry Index. The Fund's change in benchmark also resulted in the renaming of the Fund from Oil Equipment & Services UltraSector ProFund to Oil & Gas Equipment & Services UltraSector ProFund. The Advisor believes that the benchmark change will align the Fund with a leading S&P industry index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Pharmaceuticals UltraSector ProFund :: 31

Pharmaceuticals UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Pharmaceuticals Select Industry Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -6.20%. For the same period, the Index had a total return of 3.16%2 and a volatility of 19.91%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the pharmaceuticals segment of the S&P Total Market Index, which comprises the following sub-industry: pharmaceuticals.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-6.20%	2.33%	6.86%
Service	-7.08%	1.32%	5.79%
S&P Pharmaceuticals Select Industry Index	3.16%	-0.26%	3.55%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. Select PharmaceuticalsSM Index	-2.14%	4.33%	7.32%

Expense Ratios**

Fund	Gross	Net
Investor	2.13%	1.78%
Service	3.13%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Reata Pharmaceuticals, Inc.	5.5%
Elanco Animal Health, Inc.	4.2%
Catalent, Inc.	3.9%
Zoetis, Inc.	3.6%
Viatris, Inc.	3.5%

S&P Pharmaceuticals Select Industry Index – Composition

% of Index
Pharmaceuticals	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Select PharmaceuticalsSM Index to the S&P Pharmaceuticals Select Industry Index. The Advisor believes that the benchmark change will align the Fund with a leading S&P industry index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

32 :: Precious Metals UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Precious Metals UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones Precious MetalsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 16.90%. For the same period, the Index had a total return of 17.70%1 and a volatility of 34.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	16.90%	7.86%	-3.06%
Service	15.70%	6.77%	-4.04%
Dow Jones Precious MetalsSM Index	17.70%	10.86%	3.20%
S&P 500®	13.02%	12.20%	12.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.53%	1.53%
Service	2.53%	2.53%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	12.1%
Barrick Gold Corp.	10.7%
Franco-Nevada Corp.	9.9%
Agnico Eagle Mines, Ltd.	9.2%
Wheaton Precious Metals Corp.	7.2%

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	91%
Silver	6%
Precious Metals & Minerals	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Real Estate UltraSector ProFund :: 33

Real Estate UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Real Estate Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -20.29%. For the same period, the Index had a total return of -10.57%2 and a volatility of 23.24%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the real estate sector of the S&P 500®. The Index includes equity securities of companies from the following industries: diversified real estate investment trusts ("REITs"); industrial REITs; hotel & resort REITs; office REITs; heath care REITs; residential REITs; retail REITs; specialized REITs; and real estate management & development.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-20.29%	1.27%	5.43%
Service	-21.07%	0.27%	4.38%
S&P Real Estate Select Sector Index	-10.57%	6.59%	7.90%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. Real EstateSM Index	-8.99%	4.75%	6.72%

Expense Ratios**

Fund	Gross	Net
Investor	1.55%	1.55%
Service	2.55%	2.55%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	8.9%
American Tower Corp.	6.9%
Equinix, Inc.	5.9%
Crown Castle, Inc.	3.6%
Public Storage	3.5%

S&P Real Estate Select Sector Index – Composition

% of Index
Specialized REITs	45%
Residential REITs	13%
Industrial REITs	12%
Retail REITs	12%
Health Care REITs	8%
Real Estate Management & Development	6%
Office REITs	3%
Hotel & Resort REITs	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Real EstateSM Index to the S&P Real Estate Select Sector Index. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

34 :: Rising Rates Opportunity ProFund :: Management Discussion of Fund Performance (unaudited)

Rising Rates Opportunity ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond (the "Long Bond") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond's performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 23.67%. For the same period, the Long Bond, as measured by the Ryan Labs Returns Treasury Yield Curve 30 Year Index1, had a total return of -13.75%2 and a volatility of 20.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2023, the most recent Long Bond carried a maturity date of 5/15/53 and a 3.625% coupon.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting bonds in order to gain inverse leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	23.67%	-1.07%	-4.90%
Service	22.40%	-2.06%	-5.85%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	-13.75%	-2.59%	1.01%

Expense Ratios**

Fund	Gross	Net
Investor	1.52%	1.52%
Service	2.52%	2.52%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(126)%
Total Exposure	(126)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 30 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

[2]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Rising Rates Opportunity 10 ProFund :: 35

Rising Rates Opportunity 10 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note (the "Note") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Note for the same period. For periods longer than a single day, the Fund will lose money if the Note's performance is flat, and it is possible that the Fund will lose money even if the level of the Note falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 13.23%. For the same period, the Note, as measured by the Ryan Labs Returns Treasury Yield Curve 10 Year Index1, had a total return of -6.96%2 and a volatility of 10.88%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note.3

The Fund takes positions in derivatives that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the Note. As of July 31, 2023 the most recent Note carried a maturity date of 5/15/33 and a 3.375% coupon.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting notes in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	13.23%	-0.18%	-1.63%
Service	12.07%	-1.17%	-2.60%
Ryan Labs Returns Treasury Yield Curve 10 Year Index	-6.96%	0.06%	0.72%

Expense Ratios**

Fund	Gross	Net
Investor	2.62%	1.78%
Service	3.62%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 10 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 10-year U.S. Treasury note. This index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

[2]	The Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the Note is effectively paid out, rather than received.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Note and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

36 :: Rising U.S. Dollar ProFund :: Management Discussion of Fund Performance (unaudited)

Rising U.S. Dollar ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the basket of currencies included in the U.S. Dollar Index (the "Index") for a single day, not for any other period. The Index measures the performance of the U.S. dollar against a basket of six major world currencies (the "Benchmark"). A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Benchmark for the same period. For periods longer than a single day, the Fund will lose money if the Benchmark's performance is flat, and it is possible that the Fund will lose money even if the level of the Benchmark falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -0.52%. For the same period, the Index had a price return of -3.81%1 and a volatility of 8.96%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The six major currencies and their weightings are: Euro 57%; Japanese yen 14%; British pound 12%; Canadian dollar 9%; Swedish krona 4% and Swiss franc 4%. As the value of the U.S. dollar appreciates versus the Benchmark, the performance of the Fund increases. As the value of the U.S. dollar depreciates versus the Benchmark, the performance of the Fund declines. The Fund does not normally provide investment returns that match the Index.

During the year ended July 31, 2023, the Fund invested in forward currency contracts to gain inverse exposure to the Benchmark. These derivatives generally tracked the performance of their underlying benchmark.

The Fund entered into forward currency contracts with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-0.52%	2.00%	1.84%
Service	-1.56%	0.97%	0.83%
U.S. Dollar Index	-3.81%	1.51%	2.26%
S&P 500®	13.02%	12.20%	12.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.82%	1.78%
Service	2.82%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	101%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of the transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Semiconductor UltraSector ProFund :: 37

Semiconductor UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. SemiconductorsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 72.32%. For the same period, the Index had a total return of 52.65%1 and a volatility of 37.33%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index measures the performance of the semiconductor sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	72.32%	31.57%	32.45%
Service	70.62%	30.25%	31.12%
Dow Jones U.S. SemiconductorsSM Index	52.65%	26.61%	25.50%
S&P 500®	13.02%	12.20%	12.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.49%	1.49%
Service	2.49%	2.49%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	85%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Company	% of Net Assets
NVIDIA Corp.	24.4%
Broadcom, Inc.	7.9%
Advanced Micro Devices, Inc.	3.9%
Texas Instruments, Inc.	3.5%
Intel Corp.	3.2%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

38 :: Short Energy ProFund :: Management Discussion of Fund Performance (unaudited)

Short Energy ProFund (the "Fund") (formerly known as Short Oil & Gas ProFund) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P Energy Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -14.91%. For the same period, the Index had a total return of 16.25%2 and a volatility of 29.06%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the energy sector of the S&P 500®. The Index includes equity securities of companies from the following industries: energy equipment & services and oil & gas consumable fuels.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Energy ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-14.91%	-17.48%	-11.79%
Service	-15.81%	-18.26%	-12.67%
S&P Energy Select Sector Index	16.25%	7.93%	4.62%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. Oil & GasSM Index	15.12%	6.98%	3.83%

Expense Ratios**

Fund	Gross	Net
Investor	3.74%	1.78%
Service	4.74%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(89)%
Total Exposure	(89)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management. The "Market Exposure" for this fund as of July 31, 2023, was different from the stated investment objective due to timing of receipt of capital share activity.

Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P Energy Select Sector Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89%
Energy Equipment & Services	11%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Oil & GasSM Index to the S&P Energy Select Sector Index. The Fund's change in benchmark also resulted in the renaming of the Fund from Short Oil & Gas ProFund to Short Energy ProFund. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Nasdaq-100 ProFund :: 39

Short Nasdaq-100 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -18.04%. For the same period, the Index had a total return of 22.77%1 and a volatility of 24.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Nasdaq-100 ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-18.04%	-20.07%	-19.85%
Service	-18.72%	-20.86%	-20.61%
Nasdaq-100® Index	22.77%	17.91%	18.95%

Expense Ratios**

Fund	Gross	Net
Investor	1.80%	1.78%
Service	2.80%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(89)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	16%
Consumer Discretionary	14%
Health Care	7%
Consumer Staples	7%
Industrials	5%
Utilities	1%
Financials	1%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

40 :: Short Precious Metals ProFund :: Management Discussion of Fund Performance (unaudited)

Short Precious Metals ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious MetalsSM Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -19.54%. For the same period, the Index had a total return of 17.70%1 and a volatility of 34.13%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index measures the performance of the precious metals mining sector. Component companies include, among others, leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-19.54%	-19.86%	-15.18%
Service	-20.13%	-20.66%	-16.03%
Dow Jones Precious MetalsSM Index	17.70%	10.86%	3.20%
S&P 500®	13.02%	12.20%	12.66%

Expense Ratios**

Fund	Gross	Net
Investor	2.79%	1.78%
Service	3.79%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101)%
Total Exposure	(101)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	91%
Silver	6%
Precious Metals & Minerals	3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[3]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Short Real Estate ProFund :: 41

Short Real Estate ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P Real Estate Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class Shares) had a total return of 12.84%. For the same period, the Index had a total return of -10.57%2 and a volatility of 23.24%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index represents the real estate sector of the S&P 500®. The Index includes equity securities of companies from the following industries: diversified real estate investment trusts ("REITs"); industrial REITs; hotel & resort REITs; office REITs; heath care REITs; residential REITs; retail REITs; specialized REITs; and real estate management & development.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	12.84%	-8.95%	-9.87%
Service	11.66%	-9.87%	-10.76%
S&P Real Estate Select Sector Index	-10.57%	6.59%	7.90%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. Real EstateSM Index	-8.99%	4.75%	6.72%

Expense Ratios**

Fund	Gross	Net
Investor	5.81%	1.78%
Service	6.81%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P Real Estate Select Sector Index – Composition

% of Index
Specialized REITs	45%
Residential REITs	13%
Industrial REITs	12%
Retail REITs	12%
Health Care REITs	8%
Real Estate Management & Development	6%
Office REITs	3%
Hotel & Resort REITs	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Real EstateSM Index to the S&P Real Estate Select Sector Index. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

42 :: Short Small-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

Short Small-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-1x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -6.91%. For the same period, the Index had a total return of 7.91%1 and a volatility of 23.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the investable U.S. equity market.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefitted from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-6.91%	-11.31%	-12.57%
Service	-7.63%	-12.22%	-13.43%
Russell 2000® Index	7.91%	5.09%	8.17%

Expense Ratios**

Fund	Gross	Net
Investor	2.26%	1.78%
Service	3.26%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Industrials	17%
Financials	16%
Health Care	16%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	5%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Small-Cap Growth ProFund :: 43

Small-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index (the "Index"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 2.38%. For the same period, the Index had a total return of 4.07%1 and a volatility of 21.69%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the growth end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	2.38%	3.58%	8.03%
Service	1.38%	2.56%	6.95%
S&P SmallCap 600® Growth Index	4.07%	5.48%	10.03%

Expense Ratios**

Fund	Gross	Net
Investor	1.95%	1.78%
Service	2.95%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Rambus, Inc.	1.3%
SPS Commerce, Inc.	1.3%
Axcelis Technologies, Inc.	1.3%
Comfort Systems USA, Inc.	1.2%
Onto Innovation, Inc.	1.2%

S&P SmallCap 600® Growth Index – Composition

% of Index
Industrials	19%
Information Technology	19%
Financials	15%
Health Care	13%
Consumer Discretionary	8%
Materials	6%
Consumer Staples	6%
Energy	6%
Real Estate	4%
Utilities	2%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

44 :: Small-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

Small-Cap ProFund (the "Fund")seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index (the "Index"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 5.59%. For the same period, the Index had a total return of 7.91%1 and a volatility of 23.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the investable U.S. equity market.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	5.59%	2.65%	5.89%
Service	4.54%	1.64%	4.85%
Russell 2000® Index	7.91%	5.09%	8.17%

Expense Ratios**

Fund	Gross	Net
Investor	2.18%	1.78%
Service	3.18%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Futures Contracts	4%
Swap Agreements	54%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.3%
Chart Industries, Inc.	0.1%
ChampionX Corp.	0.1%
Rambus, Inc.	0.1%
Simpson Manufacturing Co., Inc.	0.1%

Russell 2000® Index – Composition

% of Index
Industrials	17%
Financials	16%
Health Care	16%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	5%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: Small-Cap Value ProFund :: 45

Small-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the "Index"). For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 3.88%. For the same period, the Index had a total return of 6.26%1 and a volatility of 16.94%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar return characteristics as the return of the Index. The Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization-weighted index comprising stocks representing approximately half the market capitalization of the S&P SmallCap 600® that have been identified as being on the value end of the growth-value spectrum. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	3.88%	3.80%	7.06%
Service	2.83%	2.77%	6.00%
S&P SmallCap 600® Value Index	6.26%	5.65%	9.14%

Expense Ratios**

Fund	Gross	Net
Investor	1.68%	1.68%
Service	2.68%	2.68%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Meritage Homes Corp.	1.0%
Insight Enterprises, Inc.	0.8%
Radian Group, Inc.	0.8%
John Bean Technologies Corp.	0.8%
Group 1 Automotive, Inc.	0.7%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	19%
Consumer Discretionary	19%
Industrials	16%
Real Estate	12%
Health Care	8%
Information Technology	8%
Materials	5%
Energy	4%
Consumer Staples	4%
Communication Services	3%
Utilities	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

46 :: Technology UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Technology UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Technology Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 28.72%. For the same period, the Index had a total return of 24.99%2 and a volatility of 25.99%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the technology sector of the S&P 500®. The Index includes equity securities of companies from the following industries: IT services; software; communications equipment; technology, hardware, storage & peripherals; electronic equipment, instruments, & components; and semiconductors & semiconductor equipment.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	28.72%	24.54%	26.30%
Service	27.45%	23.30%	25.04%
S&P Technology Select Sector Index	24.99%	21.75%	20.74%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. TechnologySM Index	28.42%	21.35%	20.99%

Expense Ratios**

Fund	Gross	Net
Investor	1.48%	1.48%
Service	2.48%	2.48%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Company	% of Net Assets
Apple, Inc.	16.6%
Microsoft Corp.	15.7%
NVIDIA Corp.	3.6%
Broadcom, Inc.	3.2%
Adobe, Inc.	2.1%

S&P Technology Select Sector Index – Composition

% of Index
Software & Services	43%
Technology Hardware & Equipment	31%
Semiconductors & Semiconductor Equipment	26%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. TechnologySM Index to the S&P Technology Select Sector Index. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraBear ProFund :: 47

UltraBear ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P 500® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -21.35%. For the same period, the Index had a total return of 13.02%1 and a volatility of 18.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-21.35%	-29.09%	-27.24%
Service	-21.58%	-29.71%	-27.92%
S&P 500®	13.02%	12.20%	12.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.97%	1.78%
Service	2.97%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(193)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	27%
Health Care	13%
Financials	13%
Consumer Discretionary	11%
Communication Services	9%
Industrials	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Materials	3%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

48 :: UltraBull ProFund :: Management Discussion of Fund Performance (unaudited)

UltraBull ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P 500® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 15.56%. For the same period, the Index had a total return of 13.02%1 and a volatility of 18.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and an ongoing basis.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	15.56%	15.05%	18.65%
Service	14.41%	13.90%	17.48%
S&P 500®	13.02%	12.20%	12.66%

Expense Ratios**

Fund	Gross	Net
Investor	1.46%	1.46%
Service	2.46%	2.46%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Futures Contracts	7%
Swap Agreements	117%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.8%
Microsoft Corp.	5.0%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.4%
NVIDIA Corp.	2.3%

S&P 500® – Composition

% of Index
Information Technology	27%
Health Care	13%
Financials	13%
Consumer Discretionary	11%
Communication Services	9%
Industrials	8%
Consumer Staples	7%
Energy	4%
Utilities	3%
Materials	3%
Real Estate	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraChina ProFund :: 49

UltraChina ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P China Select ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 4.23%. For the same period, the Index had a total return of 16.93%1 and a volatility of 45.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraChina ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	4.23%	-27.44%	-8.39%
Service	2.94%	-28.18%	-9.32%
S&P China Select ADR Index (USD)	16.93%	-6.00%	2.44%

Expense Ratios**

Fund	Gross	Net
Investor	1.74%	1.74%
Service	2.74%	2.74%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	16.7%
NIO, Inc.	6.2%
JD.com, Inc.	5.7%
PDD Holdings, Inc.	5.5%
Baidu, Inc.	4.9%

BNY Mellon China Select ADR Index – Composition

Industry Breakdown	% of Index
Consumer Discretionary	60%
Communication Services	21%
Health Care	5%
Information Technology	4%
Industrials	4%
Real Estate	4%
Financials	2%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

50 :: UltraDow 30 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraDow 30 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones Industrial Average® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 11.86%. For the same period, the Index had a total return of 10.62%1 and a volatility of 16.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	11.86%	9.31%	15.51%
Service	10.75%	8.23%	14.37%
Dow Jones Industrial Average®	10.62%	9.30%	11.19%

Expense Ratios**

Fund	Gross	Net
Investor	1.54%	1.54%
Service	2.54%	2.54%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	8%
Swap Agreements	118%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.8%
The Goldman Sachs Group, Inc.	4.8%
Microsoft Corp.	4.5%
The Home Depot, Inc.	4.5%
McDonald's Corp.	4.0%

Dow Jones Industrial Average® – Composition

% of Index
Financials	20%
Health Care	19%
Information Technology	18%
Industrials	15%
Consumer Discretionary	14%
Consumer Staples	8%
Energy	3%
Communication Services	2%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraEmerging Markets ProFund :: 51

UltraEmerging Markets ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P Emerging 50 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 17.98%. For the same period, the Index had a total return of 15.75%1 and a volatility of 24.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Brazil, China, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	17.98%	-4.69%	0.48%
Service	16.73%	-5.65%	-0.53%
S&P Emerging 50 ADR Index (USD)	15.75%	3.18%	4.64%

Expense Ratios**

Fund	Gross	Net
Investor	1.99%	1.78%
Service	2.99%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	14.6%
Alibaba Group Holding, Ltd.	11.1%
HDFC Bank, Ltd.	6.8%
ICICI Bank, Ltd.	3.6%
Infosys, Ltd.	3.4%

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	24%
Information Technology	24%
Financials	18%
Materials	11%
Communication Services	10%
Energy	4%
Consumer Staples	3%
Industrials	2%
Health Care	2%
Real Estate	1%
Utilities	1%

Country Composition
China	34%
Taiwan	21%
India	18%
Brazil	13%
Other	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

52 :: UltraInternational ProFund :: Management Discussion of Fund Performance (unaudited)

UltraInternational ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index (the "Index") for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 19.71%. For the same period, the Index had a total return of 16.79%1 and a volatility of 16.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of July 31, 2023, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	19.71%	-0.43%	2.20%
Service	18.72%	-1.35%	1.22%
MSCI EAFE® Index	16.79%	4.55%	5.20%

Expense Ratios**

Fund	Gross	Net
Investor	2.82%	1.78%
Service	3.82%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	19%
Industrials	16%
Health Care	13%
Consumer Discretionary	13%
Consumer Staples	10%
Information Technology	8%
Materials	8%
Energy	4%
Communication Services	4%
Utilities	3%
Real Estate	2%

Country Composition
Japan	22%
United Kingdom	15%
France	12%
Switzerland	10%
Germany	9%
Other	32%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraJapan ProFund :: 53

UltraJapan ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nikkei 225 Stock Average (the "Index") for a single day, not for any other period. Since the Japanese markets are not open with this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 43.92%. For the same period, the Index has a total return of 14.23%1, as measured in unhedged U.S. dollar terms, or 22.03%1 in local (Japanese yen) terms and a volatility of 16.22%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	43.92%	13.26%	14.04%
Service	42.52%	12.15%	12.94%
Nikkei 225 Stock Average - USD	14.23%	5.04%	7.28%
Nikkei 225 Stock Average - JPY	22.03%	10.22%	11.37%

Expense Ratios**

Fund	Gross	Net
Investor	1.78%	1.78%
Service	2.78%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	197%
Swap Agreements	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average Index – Composition

% of Index
Information Technology	22%
Consumer Discretionary	21%
Industrials	20%
Health Care	11%
Communication Services	10%
Materials	6%
Consumer Staples	6%
Financials	3%
Real Estate	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. "Local (Yen)" returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

54 :: UltraLatin America ProFund :: Management Discussion of Fund Performance (unaudited)

UltraLatin America ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P Latin America 35 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 44.70%. For the same period, the Index had a total return of 28.72%1 and a volatility of 26.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	44.70%	-7.04%	-9.55%
Service	43.62%	-7.93%	-10.41%
S&P Latin America 35 ADR Index (USD)	28.72%	4.11%	1.23%

Expense Ratios**

Fund	Gross	Net
Investor	1.73%	1.73%
Service	2.73%	2.73%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	116%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.	11.7%
Vale S.A.	10.8%
Itau Unibanco Holding S.A.	5.9%
America Movil S.A.B. de C.V.	4.4%
Fomento Economico Mexicano S.A.B. de C.V.	4.2%

BNY Mellon Latin America 35 ADR Index – Composition

Industry Breakdown	% of Index
Materials	28%
Energy	17%
Financials	17%
Consumer Staples	14%
Communication Services	9%
Utilities	8%
Industrials	7%

Country Composition
Brazil	65%
Mexico	24%
Chile	7%
Colombia	2%
Argentina	1%
Peru	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraMid-Cap ProFund :: 55

UltraMid-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P MidCap 400® (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 9.41%. For the same period, the Index had a total return of 10.47%1 and a volatility of 21.17%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	9.41%	5.58%	12.13%
Service	8.33%	4.52%	11.02%
S&P MidCap 400®	10.47%	8.28%	9.99%

Expense Ratios**

Fund	Gross	Net
Investor	1.51%	1.51%
Service	2.51%	2.51%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Futures Contracts	12%
Swap Agreements	114%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Builders FirstSource, Inc.	0.6%
Reliance Steel & Aluminum Co.	0.5%
Hubbell, Inc.	0.5%
Super Micro Computer, Inc.	0.5%
Jabil, Inc.	0.5%

S&P MidCap 400® Index – Composition

% of Index
Industrials	24%
Consumer Discretionary	15%
Financials	14%
Information Technology	10%
Health Care	9%
Materials	7%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

56 :: UltraNasdaq-100 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraNasdaq-100 ProFund (the "Fund")seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 32.59%. For the same period, the Index had a total return of 22.77%1 and a volatility of 24.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraNasdaq-100 ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	32.59%	23.92%	30.03%
Service	31.25%	22.69%	28.74%
Nasdaq-100 Index®	22.77%	17.91%	18.95%

Expense Ratios**

Fund	Gross	Net
Investor	1.47%	1.47%
Service	2.47%	2.47%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	7%
Swap Agreements	128%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.4%
Microsoft Corp.	6.0%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.3%
NVIDIA Corp.	2.8%

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	16%
Consumer Discretionary	14%
Health Care	7%
Consumer Staples	7%
Industrials	5%
Utilities	1%
Financials	1%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort China ProFund :: 57

UltraShort China ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P China Select ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -56.88%. For the same period, the Index had a total return of 16.93%1 and a volatility of 45.41%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort China ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-56.88%	-33.07%	-32.48%
Service	-56.99%	-33.63%	-33.10%
S&P China Select ADR Index (USD)	16.93%	-6.00%	2.44%

Expense Ratios**

Fund	Gross	Net
Investor	2.57%	1.78%
Service	3.57%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198)%
Total Exposure	(198)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon China Select ADR Index – Composition

Industry Breakdown	% of Index
Consumer Discretionary	60%
Communication Services	21%
Health Care	5%
Information Technology	4%
Industrials	4%
Real Estate	4%
Financials	2%

Country Composition
China	100%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

58 :: UltraShort Dow 30 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Dow 30 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones Industrial Average® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -16.11%. For the same period, the Index had a total return of 10.62%1 and a volatility of 16.03%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a price-weighted index. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The Index is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-16.11%	-24.89%	-25.24%
Service	-16.74%	-25.59%	-25.98%
Dow Jones Industrial Average®	10.62%	9.30%	11.19%

Expense Ratios**

Fund	Gross	Net
Investor	2.65%	1.78%
Service	3.65%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(197)%
Total Exposure	(197)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® Index – Composition

% of Index
Financials	20%
Health Care	19%
Information Technology	18%
Industrials	15%
Consumer Discretionary	14%
Consumer Staples	8%
Energy	3%
Communication Services	2%
Materials	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Emerging Markets ProFund :: 59

UltraShort Emerging Markets ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P Emerging Markets 50 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -32.18%. For the same period, the Index had a total return of 15.75%1 and a volatility of 24.62%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Brazil, China, India, Indonesia, Mexico, South Africa, South Korea and Taiwan. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-32.18%	-23.17%	-22.09%
Service	-32.86%	-23.93%	-22.86%
S&P Emerging 50 ADR Index (USD)	15.75%	3.18%	4.64%

Expense Ratios**

Fund	Gross	Net
Investor	3.73%	1.78%
Service	4.73%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(192)%
Total Exposure	(192)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management. The "Market Exposure" for this fund as of July 31, 2023, was different from the stated investment objective due to timing of receipt of capital share activity.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	24%
Information Technology	24%
Financials	18%
Materials	11%
Communication Services	10%
Energy	4%
Consumer Staples	3%
Industrials	2%
Health Care	2%
Real Estate	1%
Utilities	1%

Country Composition
China	34%
Taiwan	21%
India	18%
Brazil	13%
Other	14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

60 :: UltraShort International ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort International ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index (the "Index") for a single day, not for any other period. Since the foreign markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -25.57%. For the same period, the Index had a total return of 16.79%1 and a volatility of 16.36%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index includes 85% of free-float adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada. As of July 31, 2023, the Index has constituent companies from the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index levels and the price of the related futures contracts are expressed in U.S. dollar terms and as such they should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-25.57%	-17.35%	-17.26%
Service	-26.31%	-18.18%	-18.08%
MSCI EAFE® Index	16.79%	4.55%	5.20%

Expense Ratios**

Fund	Gross	Net
Investor	2.60%	1.78%
Service	3.60%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198)%
Total Exposure	(198)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financials	19%
Industrials	16%
Health Care	13%
Consumer Discretionary	13%
Consumer Staples	10%
Information Technology	8%
Materials	8%
Energy	4%
Communication Services	4%
Utilities	3%
Real Estate	2%

Country Composition
Japan	22%
United Kingdom	15%
France	12%
Switzerland	10%
Germany	9%
Other	32%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded MSCI EAFE futures contract and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Japan ProFund :: 61

UltraShort Japan ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the "Index") for a single day, not for any other period. Since the Japanese markets are not open when this Fund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related, dollar-denominated futures contracts traded in the United States. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -33.50%. For the same period, the Index had a total return of 14.23%1, as measured in unhedged U.S. Dollar terms, or 22.03%1 in local (Japanese yen) terms and a volatility of 16.22%. The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the dollar/yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Index measured in unhedged U.S. dollar terms, depending upon whether the U.S. dollar rises or falls in value versus the yen. During the year, the Fund was generally not exposed to fluctuations in the dollar/yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a modified price-weighted index of the 225 most actively traded and liquid Japanese stocks traded in the First Section of the Tokyo Stock Exchange.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-33.50%	-27.05%	-28.37%
Service	-34.26%	-27.81%	-29.10%
Nikkei 225 Stock Average - USD	14.23%	5.04%	7.28%
Nikkei 225 Stock Average - JPY	22.03%	10.22%	11.37%

Expense Ratios**

Fund	Gross	Net
Investor	10.76%	1.78%
Service	11.76%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(121)%
Swap Agreements	(86)%
Total Exposure	(207)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management. The "Market Exposure" for this fund as of July 31, 2023, was different from the stated investment objective due to timing of receipt of capital share activity.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Information Technology	22%
Consumer Discretionary	21%
Industrials	20%
Health Care	11%
Communication Services	10%
Materials	6%
Consumer Staples	6%
Financials	3%
Real Estate	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to Yen at the beginning of the period and to U.S. dollars at the end of the period. "Local (Yen)" returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the U.S.-traded U.S. dollar-denominated futures contract on the index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

62 :: UltraShort Latin America ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Latin America ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) the return of the S&P Latin America 35 ADR Index (USD) (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -45.75%. For the same period, the Index had a total return of 28.72%1 and a volatility of 26.40%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a free-float adjusted, market capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have depositary receipts that trade on a U.S. exchange or on Nasdaq. The Index consists of companies from the following emerging market countries: Argentina, Brazil, Chile, Colombia, Mexico and Peru. The Index is expressed in U.S. dollar terms and as such should generally reflect the relative movement of the U.S. dollar against the basket of foreign currencies represented by the constituent companies in the Index.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-45.75%	-32.25%	-24.75%
Service	-46.30%	-32.92%	-25.49%
S&P Latin America 35 ADR Index (USD)	28.72%	4.11%	1.23%

Expense Ratios**

Fund	Gross	Net
Investor	4.14%	1.78%
Service	5.14%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Latin America 35 ADR Index – Composition

Industry Breakdown	% of Index
Materials	28%
Energy	17%
Financials	17%
Consumer Staples	14%
Communication Services	9%
Utilities	8%
Industrials	7%

Country Composition
Brazil	65%
Mexico	24%
Chile	7%
Colombia	2%
Argentina	1%
Peru	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value ("NAV") will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Mid-Cap ProFund :: 63

UltraShort Mid-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P MidCap 400® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -20.66%. For the same period, the Index had a total return of 10.47%1 and a volatility of 21.17%. For the year, the Fund achieved an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts through a process that factors criteria such as liquidity, price, market capitalization, and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-20.66%	-27.75%	-26.30%
Service	-21.63%	-28.46%	-27.04%
S&P MidCap 400®	10.47%	8.28%	9.99%

Expense Ratios**

Fund	Gross	Net
Investor	3.56%	1.78%
Service	4.56%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(27)%
Swap Agreements	(173)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Industrials	24%
Consumer Discretionary	15%
Financials	14%
Information Technology	10%
Health Care	9%
Materials	7%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

64 :: UltraShort Nasdaq-100 ProFund :: Management Discussion of Fund Performance (unaudited)

UltraShort Nasdaq-100 ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Nasdaq-100® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -38.71%. For the same period, the Index had a total return of 22.77%1 and a volatility of 24.68%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index, a modified market capitalization-weighted index, includes 100 of the largest non-financial domestic and international issues listed on Nasdaq.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Nasdaq-100 ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-38.71%	-40.54%	-37.99%
Service	-39.26%	-41.12%	-38.59%
Nasdaq-100® Index	22.77%	17.91%	18.95%

Expense Ratios**

Fund	Gross	Net
Investor	1.68%	1.68%
Service	2.68%	2.68%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(192)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Communication Services	16%
Consumer Discretionary	14%
Health Care	7%
Consumer Staples	7%
Industrials	5%
Utilities	1%
Financials	1%
Energy	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: UltraShort Small-Cap ProFund :: 65

UltraShort Small-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (-2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index falls. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -19.35%. For the same period, the Index had a total return of 7.91%1 and a volatility of 23.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the investable U.S. equity market.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and benefited from financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-19.35%	-26.22%	-26.32%
Service	-20.38%	-26.99%	-27.08%
Russell 2000® Index	7.91%	5.09%	8.17%

Expense Ratios**

Fund	Gross	Net
Investor	2.32%	1.78%
Service	3.32%	2.78%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(189)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Industrials	17%
Financials	16%
Health Care	16%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	5%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

66 :: UltraSmall-Cap ProFund :: Management Discussion of Fund Performance (unaudited)

UltraSmall-Cap ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Russell 2000® Index (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (2x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of 3.58%. For the same period, the Index had a total return of 7.91%1 and a volatility of 23.23%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as twice the daily return of the Index. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the investable U.S. equity market.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	3.58%	-1.95%	7.43%
Service	2.53%	-2.93%	6.34%
Russell 2000® Index	7.91%	5.09%	8.17%

Expense Ratios**

Fund	Gross	Net
Investor	1.60%	1.60%
Service	2.60%	2.60%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Futures Contracts	1%
Swap Agreements	137%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Super Micro Computer, Inc.	0.4%
Chart Industries, Inc.	0.2%
ChampionX Corp.	0.2%
Rambus, Inc.	0.2%
Simpson Manufacturing Co., Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Industrials	17%
Financials	16%
Health Care	16%
Information Technology	14%
Consumer Discretionary	11%
Energy	7%
Real Estate	6%
Materials	5%
Consumer Staples	3%
Utilities	3%
Communication Services	2%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in the index calculations. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Management Discussion of Fund Performance (unaudited) :: U.S. Government Plus ProFund :: 67

U.S. Government Plus ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond (the "Long Bond") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.25x) times the return of the Long Bond for the same period. For periods longer than a single day, the Fund will lose money if the Long Bond's performance is flat, and it is possible that the Fund will lose money even if the level of the Long Bond rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -20.28%. For the same period, the Long Bond, as measured by the Ryan Labs Returns Treasury Yield Curve 30 Year Index1, had a total return of -13.75%2 and a volatility of 20.45%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond.3

The Fund takes positions in debt instruments and/or derivatives that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2023, the most recent Long Bond carried a maturity date of 05/15/53 and a 3.625% coupon.

During the year ended July 31, 2023, the Fund invested in swap agreements and futures contracts as a substitute for investing directly in bonds in order to gain leveraged exposure to the Long Bond. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-20.28%	-4.70%	-0.28%
Service	-21.13%	-5.67%	-1.30%
Ryan Labs Returns Treasury Yield Curve 30 Year Index	-13.75%	-2.59%	1.01%

Expense Ratios**

Fund	Gross	Net
Investor	1.41%	1.41%
Service	2.41%	2.41%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	118%
Total Exposure	118%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management. The "Market Exposure" for this fund as of July 31, 2023, was different from the stated investment objective due to timing of receipt of capital share activity.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	The Ryan Labs Returns Treasury Yield Curve 30 Year Index is an index that consists of public obligations of the U.S. Treasury consisting of a single security, the latest issued on-the-run 30-year U.S. Treasury bond. This Index reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. It is not possible to invest directly in an index.

[2]	The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Long Bond and the performance of the daily total return of the NAV per share of the Fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

68 :: Utilities UltraSector ProFund :: Management Discussion of Fund Performance (unaudited)

Utilities UltraSector ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Utilities Select Sector Index1 (the "Index") for a single day, not for any other period. A "single day" is measured from the time the Fund calculates its net asset value ("NAV") to the time of the Fund's next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund's return for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund's stated multiple (1.5x) times the return of the Fund's Index for the same period. For periods longer than a single day, the Fund will lose money if the Index's performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. For the year ended July 31, 2023, the Fund (Investor Class shares) had a total return of -14.25%. For the same period, the Index had a total return of -6.44%2 and a volatility of 20.10%. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index.3

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as one and one-half times the daily return of the Index. The Index represents the utilities sector of the S&P 500®. The Index includes equity securities of companies from the following industries: electric utilities; gas utilities; multi-utilities; water utilities; and independent power and renewable electricity producers.

During the year ended July 31, 2023, the Fund invested in swap agreements as a substitute for investing directly in stocks in order to gain leveraged exposure to the Index. These derivatives generally tracked the performance of their underlying benchmark and were negatively impacted by financing costs associated with their use. The Fund entered into swap agreements with counterparties that the Fund's advisor determined to be major, global financial institutions. If a counterparty becomes insolvent or otherwise fails to perform on its obligations, the value of investments in the Fund may decline. The Fund has sought to mitigate this risk by generally requiring counterparties to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to the amount the counterparty owed to the Fund, subject to certain minimum thresholds.

Value of a $10,000 Investment at Net Asset Value*

*	The line graph represents the historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 31, 2013 to July 31, 2023, assuming the reinvestment of distributions.

Average Annual Total Return as of 7/31/23

Fund	One Year	Five Year	Ten Year
Investor	-14.25%	6.36%	9.26%
Service	-15.11%	5.35%	8.20%
S&P Utilities Select Sector Index	-6.44%	8.37%	9.22%
S&P 500®	13.02%	12.20%	12.66%
Dow Jones U.S. UtilitiesSM Index	-6.47%	7.70%	9.02%

Expense Ratios**

Fund	Gross	Net
Investor	1.70%	1.70%
Service	2.70%	2.70%

**	Reflects the expense ratio as reported in the Prospectus dated November 30, 2022. Contractual fee waivers are in effect through November 30, 2023. See Financial Highlights for effective expense ratios.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	11.2%
The Southern Co.	6.0%
Duke Energy Corp.	5.5%
Sempra	3.6%
Dominion Energy, Inc.	3.4%

S&P Utilities Select Sector Index – Composition

% of Index
Electric Utilities	66%
Multi-Utilities	28%
Water Utilities	3%
Gas Utilities	2%
Independent Power and Renewable Electricity Producers	1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.ProFunds.com.

[1]	As of the close of business on March 17, 2023, the Fund's underlying benchmark index changed from the Dow Jones U.S. Utilities Index to the S&P Utilities Select Sector Index. The Advisor believes that the benchmark change will align the Fund with a leading S&P sector index that utilizes the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate the Fund into their portfolios.

[2]	The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of fees and expenses associated with a mutual fund, such as investment management and accounting fees, are not reflected in calculations of the indexes. The Fund's performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3]	1.00 equals perfect correlation. This calculation is based on the daily total return of the Index and the performance of the daily total return of the NAV per share of the Fund.

[4]	The S&P 500® is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

Expense Examples

70 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transaction costs. If these transaction costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2023.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended July 31, 2023.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 2/1/23	Ending Account Value 07/31/23	Expenses Paid During the Period*	Ending Account Value 07/31/23	Expenses Paid During the Period*
Access Flex Bear High Yield ProFund – Investor	1.78%	$1,000.00	$1,009.70	$8.87	$1,015.97	$8.90
Access Flex Bear High Yield ProFund – Service	2.78%	1,000.00	1,005.80	13.83	1,011.01	13.86
Access Flex High Yield ProFund – Investor	1.78%	1,000.00	1,016.50	8.90	1,015.97	8.90
Access Flex High Yield ProFund – Service	2.78%	1,000.00	1,011.60	13.87	1,011.01	13.86
Banks UltraSector ProFund – Investor	1.69%	1,000.00	852.00	7.76	1,016.41	8.45
Banks UltraSector ProFund – Service	2.69%	1,000.00	847.80	12.32	1,011.46	13.42
Bear ProFund – Investor	1.91%	1,000.00	908.60	9.04	1,015.32	9.54
Bear ProFund – Service	2.91%	1,000.00	906.30	13.75	1,010.36	14.51
Biotechnology UltraSector ProFund – Investor	1.54%	1,000.00	1,036.20	7.77	1,017.16	7.70
Biotechnology UltraSector ProFund – Service	2.54%	1,000.00	1,030.90	12.79	1,012.20	12.67
Bull ProFund – Investor	1.48%	1,000.00	1,125.40	7.80	1,017.46	7.40
Bull ProFund – Service	2.48%	1,000.00	1,119.60	13.03	1,012.50	12.37
Communication Services UltraSector ProFund – Investor	1.78%	1,000.00	1,361.50	10.42	1,015.97	8.90
Communication Services UltraSector ProFund – Service	2.78%	1,000.00	1,354.80	16.23	1,011.01	13.86
Consumer Discretionary UltraSector ProFund† – Investor	1.58%	1,000.00	1,206.30	8.64	1,016.96	7.90
Consumer Discretionary UltraSector ProFund† – Service	2.58%	1,000.00	1,200.30	14.08	1,012.00	12.87

Expense Examples (unaudited) :: 71

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 2/1/23	Ending Account Value 07/31/23	Expenses Paid During the Period*	Ending Account Value 07/31/23	Expenses Paid During the Period*
Consumer Staples UltraSector ProFund† – Investor	1.78%	$1,000.00	$1,024.30	$8.93	$1,015.97	$8.90
Consumer Staples UltraSector ProFund† – Service	2.77%	1,000.00	1,019.30	13.87	1,011.06	13.81
Energy UltraSector ProFund† – Investor	1.64%	1,000.00	949.90	7.93	1,016.66	8.20
Energy UltraSector ProFund† – Service	2.64%	1,000.00	945.20	12.73	1,011.70	13.17
Europe 30 ProFund – Investor	1.78%	1,000.00	1,037.70	8.99	1,015.97	8.90
Europe 30 ProFund – Service	2.78%	1,000.00	1,033.30	14.02	1,011.01	13.86
Falling U.S. Dollar ProFund – Investor	1.78%	1,000.00	1,004.90	8.85	1,015.97	8.90
Falling U.S. Dollar ProFund – Service	2.78%	1,000.00	999.20	13.78	1,011.01	13.86
Financials UltraSector ProFund – Investor	1.95%	1,000.00	970.90	9.53	1,015.12	9.74
Financials UltraSector ProFund – Service	2.95%	1,000.00	966.20	14.38	1,010.17	14.70
Health Care UltraSector ProFund – Investor	1.68%	1,000.00	995.20	8.31	1,016.46	8.40
Health Care UltraSector ProFund – Service	2.68%	1,000.00	990.10	13.22	1,011.50	13.37
Industrials UltraSector ProFund – Investor	1.78%	1,000.00	1,087.00	9.21	1,015.97	8.90
Industrials UltraSector ProFund – Service	2.78%	1,000.00	1,081.70	14.35	1,011.01	13.86
Internet UltraSector ProFund – Investor	1.48%	1,000.00	1,324.20	8.53	1,017.46	7.40
Internet UltraSector ProFund – Service	2.48%	1,000.00	1,317.90	14.25	1,012.50	12.37
Large-Cap Growth ProFund – Investor	1.76%	1,000.00	1,171.90	9.48	1,016.07	8.80
Large-Cap Growth ProFund – Service	2.75%	1,000.00	1,166.20	14.77	1,011.16	13.71
Large-Cap Value ProFund – Investor	1.96%	1,000.00	1,073.20	10.08	1,015.08	9.79
Large-Cap Value ProFund – Service	2.96%	1,000.00	1,067.80	15.18	1,010.12	14.75
Materials UltraSector ProFund† – Investor	1.78%	1,000.00	1,007.70	8.86	1,015.97	8.90
Materials UltraSector ProFund† – Service	2.78%	1,000.00	1,002.60	13.80	1,011.01	13.86
Mid-Cap Growth ProFund – Investor	1.78%	1,000.00	1,061.30	9.10	1,015.97	8.90
Mid-Cap Growth ProFund – Service	2.78%	1,000.00	1,056.30	14.17	1,011.01	13.86
Mid-Cap ProFund – Investor	1.78%	1,000.00	1,027.50	8.95	1,015.97	8.90
Mid-Cap ProFund – Service	2.78%	1,000.00	1,022.50	13.94	1,011.01	13.86
Mid-Cap Value ProFund – Investor	1.78%	1,000.00	996.50	8.81	1,015.97	8.90
Mid-Cap Value ProFund – Service	2.78%	1,000.00	991.60	13.73	1,011.01	13.86
Nasdaq-100 ProFund – Investor	1.44%	1,000.00	1,292.00	8.18	1,017.65	7.20
Nasdaq-100 ProFund – Service	2.44%	1,000.00	1,285.60	13.83	1,012.69	12.18
Oil & Gas Equipment & Services UltraSector ProFund† – Investor	1.68%	1,000.00	1,039.80	8.50	1,016.46	8.40
Oil & Gas Equipment & Services UltraSector ProFund† – Service	2.68%	1,000.00	1,034.60	13.52	1,011.50	13.37
Pharmaceuticals UltraSector ProFund – Investor	1.78%	1,000.00	980.10	8.74	1,015.97	8.90
Pharmaceuticals UltraSector ProFund – Service	2.78%	1,000.00	976.10	13.62	1,011.01	13.86
Precious Metals UltraSector ProFund – Investor	1.62%	1,000.00	891.20	7.60	1,016.76	8.10
Precious Metals UltraSector ProFund – Service	2.61%	1,000.00	886.70	12.21	1,011.85	13.02

72 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 2/1/23	Ending Account Value 07/31/23	Expenses Paid During the Period*	Ending Account Value 07/31/23	Expenses Paid During the Period*
Real Estate UltraSector ProFund – Investor	1.95%	$1,000.00	$897.40	$9.17	$1,015.12	$9.74
Real Estate UltraSector ProFund – Service	2.95%	1,000.00	893.20	13.85	1,010.17	14.70
Rising Rates Opportunity ProFund – Investor	1.70%	1,000.00	1,092.20	8.82	1,016.36	8.50
Rising Rates Opportunity ProFund – Service	2.70%	1,000.00	1,086.30	13.97	1,011.41	13.47
Rising Rates Opportunity 10 ProFund – Investor	1.78%	1,000.00	1,054.00	9.07	1,015.97	8.90
Rising Rates Opportunity 10 ProFund – Service	2.78%	1,000.00	1,048.90	14.12	1,011.01	13.86
Rising U.S. Dollar ProFund – Investor	1.84%	1,000.00	1,019.50	9.21	1,015.67	9.20
Rising U.S. Dollar ProFund – Service	2.84%	1,000.00	1,013.90	14.18	1,010.71	14.16
Semiconductor UltraSector ProFund – Investor	1.53%	1,000.00	1,840.80	10.78	1,017.21	7.65
Semiconductor UltraSector ProFund – Service	2.53%	1,000.00	1,831.90	17.76	1,012.25	12.62
Short Energy ProFund† – Investor	1.78%	1,000.00	1,017.00	8.90	1,015.97	8.90
Short Energy ProFund† – Service	2.78%	1,000.00	1,011.10	13.86	1,011.01	13.86
Short Nasdaq-100 ProFund – Investor	1.78%	1,000.00	783.60	7.87	1,015.97	8.90
Short Nasdaq-100 ProFund – Service	2.78%	1,000.00	780.30	12.27	1,011.01	13.86
Short Precious Metals ProFund – Investor	1.78%	1,000.00	1,051.70	9.06	1,015.97	8.90
Short Precious Metals ProFund – Service	2.78%	1,000.00	1,046.80	14.11	1,011.01	13.86
Short Real Estate ProFund – Investor	1.78%	1,000.00	1,074.00	9.15	1,015.97	8.90
Short Real Estate ProFund – Service	2.78%	1,000.00	1,068.00	14.25	1,011.01	13.86
Short Small-Cap ProFund – Investor	1.78%	1,000.00	974.30	8.71	1,015.97	8.90
Short Small-Cap ProFund – Service	2.78%	1,000.00	969.80	13.58	1,011.01	13.86
Small-Cap Growth ProFund – Investor	1.78%	1,000.00	1,041.30	9.01	1,015.97	8.90
Small-Cap Growth ProFund – Service	2.78%	1,000.00	1,036.20	14.04	1,011.01	13.86
Small-Cap ProFund – Investor	1.78%	1,000.00	1,034.70	8.98	1,015.97	8.90
Small-Cap ProFund – Service	2.78%	1,000.00	1,029.70	13.99	1,011.01	13.86
Small-Cap Value ProFund – Investor	1.98%	1,000.00	984.10	9.74	1,014.98	9.89
Small-Cap Value ProFund – Service	2.98%	1,000.00	979.30	14.62	1,010.02	14.85
Technology UltraSector ProFund – Investor	1.53%	1,000.00	1,502.90	9.49	1,017.21	7.65
Technology UltraSector ProFund – Service	2.53%	1,000.00	1,495.70	15.66	1,012.25	12.62
UltraBear ProFund – Investor	1.78%	1,000.00	806.70	7.97	1,015.97	8.90
UltraBear ProFund – Service	2.51%	1,000.00	805.30	11.24	1,012.35	12.52
UltraBull ProFund – Investor	1.48%	1,000.00	1,231.90	8.19	1,017.46	7.40
UltraBull ProFund – Service	2.48%	1,000.00	1,225.90	13.69	1,012.50	12.37
UltraChina ProFund – Investor	1.77%	1,000.00	882.70	8.26	1,016.02	8.85
UltraChina ProFund – Service	2.76%	1,000.00	879.40	12.86	1,011.11	13.76
UltraDow 30 ProFund – Investor	1.58%	1,000.00	1,066.30	8.09	1,016.96	7.90
UltraDow 30 ProFund – Service	2.56%	1,000.00	1,061.10	13.08	1,012.10	12.77
UltraEmerging Markets ProFund – Investor	1.78%	1,000.00	1,017.10	8.90	1,015.97	8.90
UltraEmerging Markets ProFund – Service	2.78%	1,000.00	1,012.30	13.87	1,011.01	13.86

Expense Examples (unaudited) :: 73

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio	Beginning Account Value 2/1/23	Ending Account Value 07/31/23	Expenses Paid During the Period*	Ending Account Value 07/31/23	Expenses Paid During the Period*
UltraInternational ProFund – Investor	1.78%	$1,000.00	$1,062.10	$9.10	$1,015.97	$8.90
UltraInternational ProFund – Service	2.78%	1,000.00	1,057.20	14.18	1,011.01	13.86
UltraJapan ProFund – Investor	1.78%	1,000.00	1,477.10	10.93	1,015.97	8.90
UltraJapan ProFund – Service	2.73%	1,000.00	1,469.40	16.72	1,011.26	13.61
UltraLatin America ProFund – Investor	1.93%	1,000.00	1,153.50	10.31	1,015.22	9.64
UltraLatin America ProFund – Service	2.93%	1,000.00	1,147.40	15.60	1,010.26	14.560
UltraMid-Cap ProFund – Investor	1.56%	1,000.00	1,023.70	7.83	1,017.06	7.80
UltraMid-Cap ProFund – Service	2.56%	1,000.00	1,018.50	12.81	1,012.10	12.77
UltraNasdaq-100 ProFund – Investor	1.47%	1,000.00	1,619.50	9.55	1,017.50	7.35
UltraNasdaq-100 ProFund – Service	2.47%	1,000.00	1,611.40	15.99	1,012.55	12.33
UltraShort China ProFund – Investor	1.78%	1,000.00	889.10	8.34	1,015.97	8.90
UltraShort China ProFund – Service	2.46%	1,000.00	886.00	11.50	1,012.60	12.28
UltraShort Dow 30 ProFund – Investor	1.78%	1,000.00	938.50	8.56	1,015.97	8.90
UltraShort Dow 30 ProFund – Service	2.69%	1,000.00	935.00	12.91	1,011.46	13.42
UltraShort Emerging Markets ProFund – Investor	1.78%	1,000.00	925.50	8.50	1,015.97	8.90
UltraShort Emerging Markets ProFund – Service	2.78%	1,000.00	920.90	13.24	1,011.01	13.86
UltraShort International ProFund – Investor	1.78%	1,000.00	919.90	8.47	1,015.97	8.90
UltraShort International ProFund – Service	2.78%	1,000.00	915.50	13.20	1,011.01	13.86
UltraShort Japan ProFund – Investor	1.78%	1,000.00	660.50	7.33	1,015.97	8.90
UltraShort Japan ProFund – Service	2.78%	1,000.00	656.60	11.42	1,011.01	13.86
UltraShort Latin America ProFund – Investor	1.78%	1,000.00	811.10	7.99	1,015.97	8.90
UltraShort Latin America ProFund – Service	2.78%	1,000.00	806.00	12.45	1,010.01	13.86
UltraShort Mid-Cap ProFund – Investor	1.78%	1,000.00	944.70	8.58	1,015.97	8.90
UltraShort Mid-Cap ProFund – Service	2.78%	1,000.00	941.30	13.38	1,011.01	13.86
UltraShort Nasdaq-100 ProFund – Investor	1.67%	1,000.00	589.70	6.58	1,016.51	8.35
UltraShort Nasdaq-100 ProFund – Service	2.61%	1,000.00	587.20	10.27	1,011.85	13.02
UltraShort Small-Cap ProFund – Investor	1.78%	1,000.00	918.10	8.47	1,015.97	8.90
UltraShort Small-Cap ProFund – Service	2.78%	1,000.00	911.40	13.18	1,011.01	13.86
UltraSmall-Cap ProFund – Investor	1.56%	1,000.00	1,034.20	7.87	1,017.06	7.80
UltraSmall-Cap ProFund – Service	2.56%	1,000.00	1,028.70	12.88	1,012.10	12.77
U.S. Government Plus ProFund – Investor	1.68%	1,000.00	925.10	8.02	1,016.46	8.40
U.S. Government Plus ProFund – Service	2.68%	1,000.00	919.70	12.76	1,011.50	13.37
Utilities UltraSector ProFund – Investor	1.98%	1,000.00	950.00	9.57	1,014.98	9.89
Utilities UltraSector ProFund – Service	2.98%	1,000.00	945.10	14.437	1,010.02	14.85

*	Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

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Schedules of Portfolio Investments

76 :: Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)  (79.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $1,894,614	$1,894,000	$1,894,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,894,000)		1,894,000
TOTAL INVESTMENT SECURITIES (Cost $1,894,000)—79.8%		1,894,000
Net other assets (liabilities)—20.2%		478,881
NET ASSETS—100.0%		$2,372,881

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	19	10/2/23	$(2,030,922)	$28,328

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Buy Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at July 31, 2023(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 40	Daily	5.00%	6/20/28	4.11%	$2,289,000	$(81,928)	$(4,661)	$(77,267)	$(458)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Access Flex High Yield ProFund :: 77

U.S. Treasury Obligation (64.4%)

	Principal Amount	Value
U.S. Treasury Notes, 4.00%, 6/30/28	$18,905,000	$18,755,828
TOTAL U.S. TREASURY OBLIGATION (Cost $18,589,886)		18,755,828

Repurchase Agreements(a)  (27.2%)

Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $7,936,574	7,934,000	7,934,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,934,000)		7,934,000
TOTAL INVESTMENT SECURITIES (Cost $26,523,886)—91.6%		26,689,828
Net other assets (liabilities)—8.4%		2,441,240
NET ASSETS—100.0%		$29,131,068

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	11	10/2/23	$1,175,797	$(16,784)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at July 31, 2023(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 40	Daily	5.00%	6/20/28	4.08%	$25,685,000	$919,322	$132,622	$786,700	$4,414

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund may pay as the seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

78 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (73.6%)

	Shares	Value
Ameris Bancorp (Banks)	1,591	$69,447
Apollo Global Management, Inc. (Financial Services)	1,529	124,935
Associated Banc-Corp. (Banks)	6,586	124,805
Atlantic Union Bankshares Corp. (Banks)	2,356	75,345
Axos Financial, Inc.* (Banks)	1,684	79,148
Bank of America Corp. (Banks)	3,812	121,984
Bank of Hawaii Corp.(a) (Banks)	2,445	139,683
Bank OZK (Banks)	2,810	122,881
BankUnited, Inc. (Banks)	4,364	130,222
Banner Corp. (Banks)	780	37,136
BOK Financial Corp. (Banks)	729	64,939
Cadence Bank (Banks)	5,059	126,728
Cathay General Bancorp (Banks)	1,153	43,860
Citigroup, Inc. (Banks)	2,310	110,095
Citizens Financial Group, Inc. (Banks)	3,937	127,008
Columbia Banking System, Inc. (Banks)	4,866	108,755
Comerica, Inc. (Banks)	2,651	143,048
Commerce Bancshares, Inc. (Banks)	2,187	116,305
Community Bank System, Inc. (Banks)	1,174	63,196
Cullen/Frost Bankers, Inc. (Banks)	1,018	110,534
CVB Financial Corp. (Banks)	5,616	105,974
East West Bancorp, Inc. (Banks)	2,114	131,512
Eastern Bankshares, Inc. (Banks)	3,679	51,947
Equitable Holdings, Inc. (Financial Services)	4,201	120,527
Essent Group, Ltd. (Financial Services)	1,455	72,168
F.N.B. Corp. (Banks)	9,094	116,312
Fifth Third Bancorp (Banks)	4,224	122,918
First Bancorp (Banks)	4,288	63,677
First Citizens BancShares, Inc.—Class A (Banks)	87	124,523
First Financial Bancorp (Banks)	1,126	25,999
First Financial Bankshares, Inc. (Banks)	2,445	79,683
First Hawaiian, Inc. (Banks)	3,764	77,877
First Horizon Corp. (Banks)	9,528	129,872
First Interstate BancSystem, Inc.—Class A (Banks)	3,038	87,282
First Merchants Corp. (Banks)	866	27,816
Fulton Financial Corp. (Banks)	4,719	67,482
Glacier Bancorp, Inc. (Banks)	2,575	84,203
Hancock Whitney Corp. (Banks)	2,117	93,169
Hilltop Holdings, Inc. (Banks)	1,161	35,910
Home BancShares, Inc. (Banks)	3,988	96,948
Huntington Bancshares, Inc. (Banks)	10,189	124,713
Independent Bank Corp. (Banks)	1,044	62,901
Independent Bank Group, Inc. (Banks)	1,069	47,966
International Bancshares Corp. (Banks)	733	36,386
Jackson Financial, Inc.—Class A (Financial Services)	3,760	124,155
JPMorgan Chase & Co. (Banks)	791	124,946
KeyCorp (Banks)	10,446	128,590
Lakeland Financial Corp. (Banks)	535	29,660
M&T Bank Corp. (Banks)	879	122,937
MGIC Investment Corp. (Financial Services)	7,039	117,833
Mr. Cooper Group, Inc.* (Financial Services)	1,836	106,433
New York Community Bancorp, Inc. (Banks)	10,189	141,321
NMI Holdings, Inc.*—Class A (Financial Services)	1,086	29,007
Northern Trust Corp. (Capital Markets)	1,491	119,459
Old National Bancorp (Banks)	8,144	138,692
Pacific Premier Bancorp, Inc. (Banks)	2,434	62,164
PennyMac Financial Services, Inc. (Financial Services)	1,257	94,564
Pinnacle Financial Partners, Inc. (Banks)	2,014	152,863
Popular, Inc. (Banks)	1,788	129,719
Prosperity Bancshares, Inc. (Banks)	1,832	116,002
Radian Group, Inc. (Financial Services)	4,247	114,372
Regions Financial Corp. (Banks)	6,041	123,055
Renasant Corp. (Banks)	803	24,845
Seacoast Banking Corp. of Florida (Banks)	2,940	72,647
ServisFirst Bancshares, Inc. (Banks)	1,049	62,604
Simmons First National Corp.—Class A (Banks)	2,148	43,368
SouthState Corp. (Banks)	1,581	122,796
Synovus Financial Corp. (Banks)	3,606	122,243
Texas Capital Bancshares, Inc.* (Banks)	1,843	117,676
The Bank of New York Mellon Corp. (Capital Markets)	2,511	113,899
The PNC Financial Services Group, Inc. (Banks)	865	118,410
Triumph Financial, Inc.* (Banks)	649	46,021
Truist Financial Corp. (Banks)	3,419	113,579
Trustmark Corp. (Banks)	1,120	29,411
U.S. Bancorp (Banks)	3,395	134,714
UMB Financial Corp. (Banks)	1,382	98,122
United Bankshares, Inc. (Banks)	2,574	86,075
United Community Banks, Inc. (Banks)	2,469	71,774
Valley National Bancorp (Banks)	13,330	136,766
Voya Financial, Inc. (Financial Services)	1,555	115,474
Walker & Dunlop, Inc. (Financial Services)	731	66,506
Washington Federal, Inc. (Banks)	2,581	80,114
Webster Financial Corp. (Banks)	2,879	136,234
Wells Fargo & Co. (Banks)	2,648	122,232
WesBanco, Inc. (Banks)	840	23,528
Western Alliance Bancorp (Banks)	2,860	148,578
Wintrust Financial Corp. (Banks)	1,588	133,964
WSFS Financial Corp. (Banks)	1,021	44,669
Zions Bancorp NA (Banks)	3,614	138,236
TOTAL COMMON STOCKS (Cost $6,385,324)		8,528,076

Repurchase Agreements(b)(c)  (21.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $2,519,816	$2,519,000	$2,519,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,519,000)		2,519,000

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 79

Collateral for Securities Loaned(d)  (1.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	142,974	$142,974
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $142,974)		142,974
TOTAL INVESTMENT SECURITIES (Cost $9,047,298)—96.5%		11,190,050
Net other assets (liabilities)—3.5%		402,266
NET ASSETS—100.0%		$11,592,316

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $139,626.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $941,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	8/23/23	5.93%	$4,650,109	$92,160
S&P Banks Select Industry Index	UBS AG	8/23/23	5.78%	4,229,902	89,892
				$8,880,011	$182,052

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Banks	$7,208,744	62.2%
Capital Markets	233,358	2.0%
Financial Services	1,085,974	9.4%
Other**	3,064,240	26.4%
Total	$11,592,316	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

80 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b)  (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $6,776,197	$6,774,000	$6,774,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,774,000)		6,774,000
TOTAL INVESTMENT SECURITIES (Cost $6,774,000)—100.2%		6,774,000
Net other assets (liabilities)—(0.2)%		(15,780)
NET ASSETS—100.0%		$6,758,220

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $1,143,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	9/18/23	$(461,450)	$(28,149)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/28/23	(5.68)%	$(2,707,486)	$(30,121)
S&P 500	UBS AG	8/28/23	(5.48)%	(3,583,978)	(38,549)
				$(6,291,464)	$(68,670)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 81

Common Stocks (75.0%)

	Shares	Value
2seventy bio, Inc.* (Biotechnology)	27,152	$206,084
4D Molecular Therapeutics, Inc.* (Biotechnology)	18,637	341,057
89bio, Inc.* (Biotechnology)	47,232	748,155
AbbVie, Inc. (Biotechnology)	7,067	1,057,082
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	39,502	1,155,038
ADMA Biologics, Inc.* (Biotechnology)	84,419	350,339
Agenus, Inc.* (Biotechnology)	169,025	256,918
Agios Pharmaceuticals, Inc.* (Biotechnology)	19,224	509,820
Akero Therapeutics, Inc.* (Biotechnology)	18,603	807,370
Aldeyra Therapeutics, Inc.* (Biotechnology)	29,758	241,486
Alector, Inc.* (Biotechnology)	19,543	134,065
Alkermes PLC* (Biotechnology)	31,368	918,455
Allakos, Inc.* (Biotechnology)	41,530	223,431
Allogene Therapeutics, Inc.* (Biotechnology)	89,770	445,259
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,117	999,862
Amgen, Inc. (Biotechnology)	4,464	1,045,246
Amicus Therapeutics, Inc.* (Biotechnology)	76,228	1,038,225
AnaptysBio, Inc.* (Biotechnology)	10,900	214,839
Anavex Life Sciences Corp.* (Biotechnology)	41,216	340,032
Anika Therapeutics, Inc.* (Biotechnology)	3,303	77,059
Apellis Pharmaceuticals, Inc.* (Biotechnology)	10,849	279,362
Arcellx, Inc.* (Biotechnology)	16,941	580,229
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	18,632	651,375
Arcus Biosciences, Inc.* (Biotechnology)	35,277	702,012
Arcutis Biotherapeutics, Inc.* (Biotechnology)	58,761	641,083
Ardelyx, Inc.* (Biotechnology)	245,348	966,671
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	27,647	954,374
Avid Bioservices, Inc.* (Biotechnology)	24,026	304,169
Avidity Biosciences, Inc.* (Biotechnology)	64,415	612,587
Beam Therapeutics, Inc.* (Biotechnology)	30,316	935,855
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	114,611	846,975
Biogen, Inc.* (Biotechnology)	3,161	854,071
Biohaven, Ltd.* (Biotechnology)	22,283	442,986
BioMarin Pharmaceutical, Inc.* (Biotechnology)	10,687	939,708
Biomea Fusion, Inc.* (Biotechnology)	16,100	358,225
Bioxcel Therapeutics, Inc.* (Biotechnology)	23,234	212,359
Bluebird Bio, Inc.* (Biotechnology)	193,683	761,174
Blueprint Medicines Corp.* (Biotechnology)	16,701	1,102,266
Bridgebio Pharma, Inc.* (Biotechnology)	61,030	2,136,659
CareDx, Inc.* (Biotechnology)	40,308	439,760
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	84,035	1,162,204
Celldex Therapeutics, Inc.* (Biotechnology)	24,162	854,368
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	20,770	635,354
Chinook Therapeutics, Inc.* (Biotechnology)	24,477	959,009
Cogent Biosciences, Inc.* (Biotechnology)	24,240	314,878
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	16,242	308,598
CRISPR Therapeutics AG*(a) (Biotechnology)	15,945	914,127
Cytokinetics, Inc.* (Biotechnology)	26,370	879,440
Day One Biopharmaceuticals, Inc.* (Biotechnology)	34,195	452,742
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	27,171	367,352
Denali Therapeutics, Inc.* (Biotechnology)	29,210	830,440
Dynavax Technologies Corp.* (Biotechnology)	50,194	702,214
Dyne Therapeutics, Inc.* (Biotechnology)	13,781	167,853
Editas Medicine, Inc.* (Biotechnology)	67,606	593,581
Emergent BioSolutions, Inc.* (Biotechnology)	68,373	470,406
Enanta Pharmaceuticals, Inc.* (Biotechnology)	10,843	205,692
EQRx, Inc.* (Biotechnology)	72,850	124,574
Exact Sciences Corp.* (Biotechnology)	11,120	1,084,645
Exelixis, Inc.* (Biotechnology)	50,859	1,002,431
Fate Therapeutics, Inc.* (Biotechnology)	112,266	463,659
FibroGen, Inc.* (Biotechnology)	42,665	87,890
Geron Corp.* (Biotechnology)	155,738	504,591
Gilead Sciences, Inc. (Biotechnology)	12,500	951,750
Halozyme Therapeutics, Inc.* (Biotechnology)	28,754	1,235,271
Horizon Therapeutics PLC* (Biotechnology)	9,839	986,557
Ideaya Biosciences, Inc.* (Biotechnology)	14,691	328,491
ImmunoGen, Inc.* (Biotechnology)	39,642	706,420
Immunovant, Inc.* (Biotechnology)	29,580	675,311
Incyte Corp.* (Biotechnology)	15,997	1,019,329
Inhibrx, Inc.* (Biotechnology)	15,539	311,557
Insmed, Inc.* (Biotechnology)	43,621	963,588
Intellia Therapeutics, Inc.* (Biotechnology)	22,583	955,938
Intercept Pharmaceuticals, Inc.* (Biotechnology)	48,461	523,379
Ionis Pharmaceuticals, Inc.* (Biotechnology)	24,022	995,231
Iovance Biotherapeutics, Inc.* (Biotechnology)	123,762	898,512
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	85,241	945,323
iTeos Therapeutics, Inc.* (Biotechnology)	10,171	143,004
Karuna Therapeutics, Inc.* (Biotechnology)	4,290	857,013
Keros Therapeutics, Inc.* (Biotechnology)	8,267	346,222
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	14,023	264,193
Krystal Biotech, Inc.* (Biotechnology)	6,245	806,230
Kura Oncology, Inc.* (Biotechnology)	23,234	242,563
Kymera Therapeutics, Inc.* (Biotechnology)	25,206	551,507
Lyell Immunopharma, Inc.* (Biotechnology)	38,239	110,511
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	3,677	754,888
MannKind Corp.* (Biotechnology)	139,223	636,249
Mersana Therapeutics, Inc.* (Biotechnology)	39,582	48,488
MiMedx Group, Inc.* (Biotechnology)	15,791	127,433
Mirati Therapeutics, Inc.* (Biotechnology)	25,710	778,242
Mirum Pharmaceuticals, Inc.* (Biotechnology)	13,627	351,032
Moderna, Inc.* (Biotechnology)	7,922	932,103
Morphic Holding, Inc.* (Biotechnology)	15,284	867,061
Myriad Genetics, Inc.* (Biotechnology)	23,063	515,458
Natera, Inc.* (Biotechnology)	20,184	912,720

See accompanying notes to the financial statements.

82 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Neurocrine Biosciences, Inc.* (Biotechnology)	10,456	$1,065,362
Novavax, Inc.*(a) (Biotechnology)	130,721	1,213,091
Nurix Therapeutics, Inc.* (Biotechnology)	13,450	130,600
Nuvalent, Inc.*—Class A (Biotechnology)	9,478	472,478
Point Biopharma Global, Inc.* (Biotechnology)	23,007	205,683
Protagonist Therapeutics, Inc.* (Biotechnology)	33,568	651,219
Prothena Corp. PLC* (Biotechnology)	14,050	967,624
PTC Therapeutics, Inc.* (Biotechnology)	22,709	916,081
RAPT Therapeutics, Inc.* (Biotechnology)	14,957	357,472
Recursion Pharmaceuticals, Inc.*— Class A (Biotechnology)	37,667	531,858
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,308	970,418
REGENXBIO, Inc.* (Biotechnology)	18,459	350,721
Relay Therapeutics, Inc.* (Biotechnology)	73,695	928,557
Replimune Group, Inc.* (Biotechnology)	17,015	358,506
REVOLUTION Medicines, Inc.* (Biotechnology)	38,192	1,002,540
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	30,492	543,977
Rocket Pharmaceuticals, Inc.* (Biotechnology)	27,398	494,534
Roivant Sciences, Ltd.* (Biotechnology)	84,662	1,014,251
Sage Therapeutics, Inc.* (Biotechnology)	16,302	565,353
Sana Biotechnology, Inc.* (Biotechnology)	39,470	231,294
Sarepta Therapeutics, Inc.* (Biotechnology)	7,648	828,967
Seagen, Inc.* (Biotechnology)	4,967	952,571
Seres Therapeutics, Inc.* (Biotechnology)	90,907	437,263
SpringWorks Therapeutics, Inc.* (Biotechnology)	28,311	888,399
Syndax Pharmaceuticals, Inc.* (Biotechnology)	39,411	840,243
TG Therapeutics, Inc.* (Biotechnology)	35,560	735,736
Travere Therapeutics, Inc.* (Biotechnology)	58,577	1,006,939
Twist Bioscience Corp.*(a) (Biotechnology)	48,635	1,183,776
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	19,005	819,496
uniQure N.V.* (Biotechnology)	23,290	241,517
United Therapeutics Corp.* (Biotechnology)	4,274	1,037,385
Vanda Pharmaceuticals, Inc.* (Biotechnology)	25,866	149,505
Vaxcyte, Inc.* (Biotechnology)	19,313	928,183
Veracyte, Inc.* (Biotechnology)	28,606	785,235
Vericel Corp.* (Biotechnology)	10,984	394,545
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,923	1,029,890
Verve Therapeutics, Inc.* (Biotechnology)	28,197	577,757
Viking Therapeutics, Inc.* (Biotechnology)	40,234	583,393
Vir Biotechnology, Inc.* (Biotechnology)	36,645	515,962
Viridian Therapeutics, Inc.* (Biotechnology)	28,687	538,168
Xencor, Inc.* (Biotechnology)	13,986	339,720
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	29,496	787,838
TOTAL COMMON STOCKS (Cost $75,317,040)		88,233,451

Repurchase Agreements(b)(c)  (24.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $28,905,373	$28,896,000	$28,896,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,896,000)		28,896,000

Collateral for Securities Loaned(d)  (2.8%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	3,267,658	$3,267,658
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,267,658)		3,267,658
TOTAL INVESTMENT SECURITIES (Cost $107,480,698)—102.4%		120,397,109
Net other assets (liabilities)—(2.4)%		(2,830,957)
NET ASSETS—100.0%		$117,566,152

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $3,297,400.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $16,659,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 83

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	8/23/23	5.93%	$43,147,427	$329,032
S&P Biotechnology Select Industry Index	UBS AG	8/23/23	5.93%	44,430,135	402,695
				$87,577,562	$731,727

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Biotechnology	$88,233,451	75.0%
Other**	29,332,701	25.0%
Total	$117,566,152	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

84 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (67.6%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.3%	1,632	$181,691
AbbVie, Inc. (Biotechnology)	0.5%	1,655	247,555
Accenture PLC—Class A (IT Services)	0.4%	593	187,595
Adobe, Inc.* (Software)	0.4%	430	234,853
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	1,511	172,858
Alphabet, Inc.—Class A* (Interactive Media & Services)	1.4%	5,574	739,781
Alphabet, Inc.—Class C* (Interactive Media & Services)	1.2%	4,796	638,396
Amazon.com, Inc.* (Broadline Retail)	2.1%	8,376	1,119,704
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5.1%	13,873	2,725,350
Bank of America Corp. (Banks)	0.4%	6,507	208,224
Berkshire Hathaway, Inc.— Class B* (Financial Services)	1.1%	1,673	588,828
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.7%	392	352,271
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	1,635	267,584
Cisco Systems, Inc. (Communications Equipment)	0.4%	3,844	200,042
Comcast Corp.—Class A (Media)	0.3%	3,903	176,651
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	0.4%	415	232,677
Danaher Corp. (Life Sciences Tools & Services)	0.3%	624	159,157
Eli Lilly & Co. (Pharmaceuticals)	0.6%	739	335,912
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.8%	3,794	406,869
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.3%	3,915	140,040
Intuit, Inc. (Software)	0.3%	264	135,089
Johnson & Johnson (Pharmaceuticals)	0.8%	2,439	408,607
JPMorgan Chase & Co. (Banks)	0.8%	2,742	433,127
Linde PLC (Chemicals)	0.3%	459	179,317
Mastercard, Inc.—Class A (Financial Services)	0.6%	785	309,510
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	685	200,842
Merck & Co., Inc. (Pharmaceuticals)	0.5%	2,381	253,934
Meta Platforms, Inc.— Class A* (Interactive Media & Services)	1.2%	2,075	661,095
Microsoft Corp. (Software)	4.4%	6,978	2,344,049
Netflix, Inc.* (Entertainment)	0.3%	416	182,612
NextEra Energy, Inc. (Electric Utilities)	0.3%	1,899	139,196
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2.0%	2,321	1,084,580
Oracle Corp. (Software)	0.3%	1,444	169,280
PepsiCo, Inc. (Beverages)	0.5%	1,292	242,199
Pfizer, Inc. (Pharmaceuticals)	0.4%	5,298	191,046
Philip Morris International, Inc. (Tobacco)	0.3%	1,456	145,192
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,045	138,118
Salesforce, Inc.* (Software)	0.4%	918	206,559
Tesla, Inc.* (Automobile Components)*	1.3%	2,528	676,063
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	852	153,360
The Coca-Cola Co. (Beverages)	0.4%	3,652	226,168
The Home Depot, Inc. (Specialty Retail)	0.6%	951	317,483
The Procter & Gamble Co. (Household Products)	0.6%	2,211	345,579
The Walt Disney Co.* (Entertainment)	0.3%	1,714	152,357
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	362	198,616
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	874	442,568
Visa, Inc.—Class A (Financial Services)	0.7%	1,519	361,111
Walmart, Inc. (Consumer Staples Distribution & Retail)	0.4%	1,316	210,376
Wells Fargo & Co. (Banks)	0.3%	3,522	162,576
Other Common Stocks(a)	29.9%	175,507	15,969,959
TOTAL COMMON STOCKS (Cost $14,478,556)			35,956,606

Repurchase Agreements(b)(c) (31.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $16,588,380	$16,583,000	$16,583,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,583,000)		16,583,000

See accompanying notes to the financial statements.

July 31, 2023 :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 85

Collateral for Securities Loaned(d)  (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	65,477	$65,477
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $65,477)		65,477
TOTAL INVESTMENT SECURITIES (Cost $31,127,033)—98.9%		52,605,083
Net other assets (liabilities)—1.1%		571,059
NET ASSETS—100.0%		$53,176,142

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $64,758.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $1,652,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	9/18/23	$1,615,075	$98,476

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/28/23	5.93%	$10,921,725	$98,711
S&P 500	UBS AG	8/28/23	5.83%	4,676,150	50,117
				$15,597,875	$148,828

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

86 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2023

Bull ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$581,627	1.1%
Air Freight & Logistics	215,078	0.4%
Automobile Components	812,985	1.5%
Banks	1,148,576	2.2%
Beverages	602,174	1.1%
Biotechnology	698,609	1.3%
Broadline Retail	1,153,737	2.2%
Building Products	165,232	0.3%
Capital Markets	979,165	1.8%
Chemicals	614,313	1.2%
Commercial Services & Supplies	170,637	0.3%
Communications Equipment	298,805	0.6%
Construction & Engineering	27,622	0.1%
Construction Materials	53,237	0.1%
Consumer Finance	175,286	0.3%
Consumer Staples Distribution & Retail	653,271	1.2%
Containers & Packaging	84,575	0.2%
Distributors	47,290	0.1%
Diversified REITs	7,005	NM
Diversified Telecommunication Services	231,894	0.4%
Electric Utilities	601,158	1.1%
Electrical Equipment	205,450	0.4%
Electronic Equipment, Instruments & Components	210,998	0.4%
Energy Equipment & Services	145,235	0.3%
Entertainment	492,261	0.9%
Financial Services	1,489,853	2.8%
Food Products	369,672	0.7%
Gas Utilities	16,553	NM
Ground Transportation	297,870	0.6%
Health Care Equipment & Supplies	994,434	1.9%
Health Care Providers & Services	1,033,853	1.9%
Health Care REITs	67,790	0.1%
Hotel & Resort REITs	12,310	NM
Hotels, Restaurants & Leisure	740,129	1.4%
Household Durables	129,438	0.2%
Household Products	485,182	0.9%
Independent Power and Renewable Electricity Producers	13,627	NM
Industrial Conglomerates	295,842	0.6%
Industrial REITs	108,034	0.2%
Insurance	730,117	1.4%
Interactive Media & Services	2,051,457	3.9%
IT Services	418,237	0.8%
Leisure Products	7,876	NM
Life Sciences Tools & Services	570,121	1.1%
Machinery	648,958	1.2%
Media	273,801	0.5%
Metals & Mining	148,607	0.3%
Multi-Utilities	261,391	0.5%
Office REITs	27,470	0.1%
Oil, Gas & Consumable Fuels	1,393,486	2.6%
Passenger Airlines	79,838	0.1%
Personal Care Products	39,060	0.1%
Pharmaceuticals	1,418,941	2.7%
Professional Services	312,375	0.6%
Real Estate Management & Development	24,243	NM
Residential REITs	119,411	0.2%
Retail REITs	98,078	0.2%
Semiconductors & Semiconductor Equipment	2,751,141	5.2%
Software	3,624,028	6.8%
Specialized REITs	394,003	0.7%
Specialty Retail	757,064	1.4%
Technology Hardware, Storage & Peripherals	2,813,149	5.3%
Textiles, Apparel & Luxury Goods	148,232	0.3%
Tobacco	221,316	0.4%
Trading Companies & Distributors	92,171	0.2%
Water Utilities	26,832	0.1%
Wireless Telecommunication Services	74,396	0.1%
Other**	17,219,536	32.4%
Total	$53,176,142	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Communication Services UltraSector ProFund :: 87

Common Stocks (71.8%)

	Shares	Value
Activision Blizzard, Inc.* (Entertainment)	2,535	$235,147
Alphabet, Inc.*—Class A (Interactive Media & Services)	4,570	606,530
Alphabet, Inc.*—Class C (Interactive Media & Services)	3,932	523,389
AT&T, Inc. (Diversified Telecommunication Services)	12,779	185,551
Charter Communications, Inc.*—Class A (Media)	509	206,242
Comcast Corp.—Class A (Media)	5,067	229,331
Electronic Arts, Inc. (Entertainment)	1,278	174,255
Fox Corp.—Class A (Media)	1,321	44,187
Fox Corp.—Class B (Media)	672	21,108
Live Nation Entertainment, Inc.* (Entertainment)	706	61,952
Match Group, Inc.* (Interactive Media & Services)	1,367	63,579
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	3,932	1,252,736
Netflix, Inc.* (Entertainment)	485	212,900
News Corp.—Class A (Media)	1,869	37,044
News Corp.—Class B (Media)	577	11,603
Omnicom Group, Inc. (Media)	979	82,843
Paramount Global(a) —Class B (Media)	2,487	39,867
Take-Two Interactive Software, Inc.* (Entertainment)	777	118,834
The Interpublic Group of Cos., Inc. (Media)	1,894	64,832
The Walt Disney Co.* (Entertainment)	2,217	197,069
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,551	213,681
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,747	195,858
Warner Bros. Discovery, Inc.* (Entertainment)	10,873	142,110
TOTAL COMMON STOCKS (Cost $3,454,507)		4,920,648

Repurchase Agreements(b)(c)  (26.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $1,785,578	$1,785,000	$1,785,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,785,000)		1,785,000

Collateral for Securities Loaned(d)  (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	33,406	$33,406
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $33,406)		33,406
TOTAL INVESTMENT SECURITIES (Cost $5,272,913)—98.4%		6,739,054
Net other assets (liabilities)—1.6%		111,803
NET ASSETS—100.0%		$6,850,857

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $34,000.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $605,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$2,791,207	$120,326
S&P Communication Services Select Sector Index	UBS AG	8/23/23	5.68%	2,410,179	97,581
				$5,201,386	$217,907

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

88 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Communication Services UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Diversified Telecommunication Services	$381,409	5.6%
Entertainment	1,142,268	16.7%
Interactive Media & Services	2,446,233	35.7%
Media	737,057	10.7%
Wireless Telecommunication Services	213,681	3.1%
Other**	1,930,209	28.2%
Total	$6,850,857	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Consumer Discretionary UltraSector ProFund†  :: 89

Common Stocks (73.2%)

	Shares	Value
Advance Auto Parts, Inc. (Specialty Retail)	759	$56,462
Amazon.com, Inc.* (Broadline Retail)	71,939	9,616,806
Aptiv PLC* (Automobile Components)	3,454	378,178
AutoZone, Inc.* (Specialty Retail)	235	583,204
Bath & Body Works, Inc. (Specialty Retail)	2,923	108,326
Best Buy Co., Inc. (Specialty Retail)	2,485	206,379
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	472	1,402,218
BorgWarner, Inc. (Automobile Components)	2,993	139,175
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,748	162,187
CarMax, Inc.* (Specialty Retail)	2,020	166,872
Carnival Corp.* (Hotels, Restaurants & Leisure)	12,825	241,623
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	352	690,723
D.R. Horton, Inc. (Household Durables)	3,963	503,379
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,544	260,812
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	451	178,930
eBay, Inc. (Broadline Retail)	6,827	303,870
Etsy, Inc.* (Broadline Retail)	1,575	160,099
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,821	223,127
Ford Motor Co. (Automobile Components)	50,181	662,891
Garmin, Ltd. (Household Durables)	1,954	206,909
General Motors Co. (Automobile Components)	17,750	681,068
Genuine Parts Co. (Distributors)	1,794	279,362
Hasbro, Inc. (Leisure Products)	1,664	107,428
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	3,379	525,401
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	4,196	250,963
Lennar Corp.—Class A (Household Durables)	3,240	410,929
LKQ Corp. (Distributors)	3,242	177,629
Lowe's Cos., Inc. (Specialty Retail)	7,615	1,783,966
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	3,292	664,388
McDonald's Corp. (Hotels, Restaurants & Leisure)	6,056	1,775,618
MGM Resorts International (Hotels, Restaurants & Leisure)	3,856	195,769
Mohawk Industries, Inc.* (Household Durables)	675	71,780
Newell Brands, Inc. (Household Durables)	4,812	53,702
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	15,733	1,736,766
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	5,416	119,531
NVR, Inc.* (Household Durables)	39	245,951
O'Reilly Automotive, Inc.* (Specialty Retail)	777	719,339
Phinia, Inc.* (Automobile Components)	1	17
Pool Corp. (Distributors)	499	191,985
PulteGroup, Inc. (Household Durables)	2,850	240,512
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	525	68,948
Ross Stores, Inc. (Specialty Retail)	4,368	500,748
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	2,808	306,381
Starbucks Corp. (Hotels, Restaurants & Leisure)	14,638	1,486,781
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	2,960	127,724
Tesla, Inc.* (Automobile Components)	30,265	8,093,768
The Home Depot, Inc. (Specialty Retail)	5,841	1,949,959
The TJX Cos., Inc. (Specialty Retail)	14,703	1,272,251
Tractor Supply Co. (Specialty Retail)	1,399	313,362
Ulta Beauty, Inc.* (Specialty Retail)	640	284,672
VF Corp. (Textiles, Apparel & Luxury Goods)	4,218	83,559
Whirlpool Corp. (Household Durables)	699	100,838
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	1,322	144,072
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	3,576	492,308
TOTAL COMMON STOCKS (Cost $26,535,382)		41,709,645

Repurchase Agreements(a)(b)  (26.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $14,805,801	$14,801,000	$14,801,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,801,000)		14,801,000
TOTAL INVESTMENT SECURITIES (Cost $41,336,382)—99.2%		56,510,645
Net other assets (liabilities)—0.8%		448,009
NET ASSETS—100.0%		$56,958,654

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $7,863,000.

See accompanying notes to the financial statements.

90 :: Consumer Discretionary UltraSector ProFund†  :: Schedule of Portfolio Investments :: July 31, 2023

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$21,008,226	$169,066
S&P Consumer Discretionary Select Sector Index	UBS AG	8/23/23	5.68%	22,340,104	169,625
				$43,348,330	$338,691

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Automobile Components	$9,955,097	17.5%
Broadline Retail	10,080,774	17.7%
Distributors	648,976	1.1%
Hotels, Restaurants & Leisure	9,120,832	16.0%
Household Durables	1,834,000	3.2%
Leisure Products	107,428	0.2%
Specialty Retail	7,945,541	14.0%
Textiles, Apparel & Luxury Goods	2,016,997	3.5%
Other**	15,249,009	26.8%
Total	$56,958,654	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Consumer Staples UltraSector ProFund†  :: 91

Common Stocks (77.4%)

	Shares	Value
Altria Group, Inc. (Tobacco)	2,383	$108,236
Archer-Daniels-Midland Co. (Food Products)	727	61,766
Brown-Forman Corp.—Class B (Beverages)	245	17,297
Bunge, Ltd. (Food Products)	200	21,734
Campbell Soup Co. (Food Products)	268	12,280
Church & Dwight Co., Inc. (Household Products)	325	31,093
Colgate-Palmolive Co. (Household Products)	1,107	84,420
Conagra Brands, Inc. (Food Products)	638	20,933
Constellation Brands, Inc.—Class A (Beverages)	216	58,925
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	518	290,427
Dollar General Corp. (Consumer Staples Distribution & Retail)	293	49,476
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	277	42,749
General Mills, Inc. (Food Products)	785	58,671
Hormel Foods Corp. (Food Products)	387	15,821
Kellogg Co. (Food Products)	343	22,943
Keurig Dr Pepper, Inc. (Beverages)	1,125	38,261
Kimberly-Clark Corp. (Household Products)	451	58,224
Lamb Weston Holding, Inc. (Food Products)	195	20,208
McCormick & Co., Inc. (Food Products)	334	29,886
Molson Coors Beverage Co.—Class B (Beverages)	251	17,512
Mondelez International, Inc.—Class A (Food Products)	1,749	129,652
Monster Beverage Corp.* (Beverages)	1,020	58,640
PepsiCo, Inc. (Beverages)	1,609	301,624
Philip Morris International, Inc. (Tobacco)	1,378	137,414
Sysco Corp. (Consumer Staples Distribution & Retail)	677	51,662
Target Corp. (Consumer Staples Distribution & Retail)	616	84,066
The Clorox Co. (Household Products)	165	24,994
The Coca-Cola Co. (Beverages)	4,546	281,534
The Estee Lauder Cos., Inc. (Personal Care Products)	309	55,620
The Hershey Co. (Food Products)	196	45,337
The JM Smucker Co. (Food Products)	143	21,543
The Kraft Heinz Co. (Food Products)	1,065	38,532
The Kroger Co. (Consumer Staples Distribution & Retail)	872	42,414
The Procter & Gamble Co. (Household Products)	2,752	430,137
Tyson Foods, Inc.—Class A (Food Products)	381	21,229
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	956	28,651
Walmart, Inc. (Consumer Staples Distribution & Retail)	834	133,323
TOTAL COMMON STOCKS (Cost $1,916,442)		2,947,234

Repurchase Agreements(a)(b)  (20.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $794,256	$794,000	$794,000
TOTAL REPURCHASE AGREEMENTS (Cost $794,000)		794,000
TOTAL INVESTMENT SECURITIES (Cost $2,710,442)—98.2%		3,741,234
Net other assets (liabilities)—1.8%		69,154
NET ASSETS—100.0%		$3,810,388

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $519,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$1,504,247	$(3,278)
S&P Consumer Staples Select Sector Index	UBS AG	8/23/23	5.68%	1,247,052	(3,753)
				$2,751,299	$(7,031)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

92 :: Consumer Staples UltraSector ProFund†  :: Schedule of Portfolio Investments :: July 31, 2023

Consumer Staples UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Beverages	$773,792	20.3%
Consumer Staples Distribution & Retail	722,769	19.0%
Food Products	520,535	13.7%
Household Products	628,868	16.5%
Personal Care Products	55,620	1.5%
Tobacco	245,650	6.4%
Other**	863,154	22.6%
Total	$3,810,388	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Energy UltraSector ProFund† :: 93

Common Stocks (76.3%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	5,829	$236,016
Baker Hughes Co. (Energy Equipment & Services)	19,122	684,376
Chevron Corp. (Oil, Gas & Consumable Fuels)	29,353	4,803,912
ConocoPhillips (Oil, Gas & Consumable Fuels)	10,298	1,212,281
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	14,306	393,987
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	12,121	654,534
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,421	503,982
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	9,205	1,219,939
EQT Corp. (Oil, Gas & Consumable Fuels)	6,831	288,132
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	50,925	5,461,197
Halliburton Co. (Energy Equipment & Services)	17,042	666,001
Hess Corp. (Oil, Gas & Consumable Fuels)	5,220	792,031
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	37,256	659,804
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	11,667	306,492
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	8,014	1,066,022
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	13,571	856,737
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,452	566,622
Phillips 66 (Oil, Gas & Consumable Fuels)	8,667	966,804
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,416	996,559
Schlumberger N.V. (Energy Equipment & Services)	24,008	1,400,627
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,269	350,015
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	23,011	792,729
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6,828	880,197
TOTAL COMMON STOCKS (Cost $9,115,632)		25,758,996

Repurchase Agreements(a)(b) (18.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $6,302,043	$6,300,000	$6,300,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,300,000)		6,300,000
TOTAL INVESTMENT SECURITIES (Cost $15,415,632)—95.0%		32,058,996
Net other assets (liabilities)—5.0%		1,688,826
NET ASSETS—100.0%		$33,747,822

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $4,251,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$14,913,519	$253,559
S&P Energy Select Sector Index	UBS AG	8/23/23	5.63%	9,904,925	194,402
				$24,818,444	$447,961

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

94 :: Energy UltraSector ProFund† :: Schedule of Portfolio Investments :: July 31, 2023

Energy UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Energy Equipment & Services	$2,751,005	8.2%
Oil, Gas & Consumable Fuels	23,007,991	68.1%
Other**	7,988,826	23.7%
Total	$33,747,822	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 95

Common Stocks (99.9%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR(a) (Beverages)	3,121	$178,833
ArcelorMittal SANYS (Metals & Mining)	3,942	113,766
Argenx SE*ADR (Biotechnology)	274	138,228
Ascendis Pharma A/S*ADR (Biotechnology)	766	69,055
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	438	313,787
AstraZeneca PLCADR (Pharmaceuticals)	2,737	196,243
Barclays PLCADR (Banks)	14,235	113,738
BioNTech SE*ADR (Biotechnology)	383	41,697
BP PLCADR (Oil, Gas & Consumable Fuels)	5,037	187,880
British American Tobacco PLCADR (Tobacco)	3,997	134,619
CRH PLCADR(a) (Construction Materials)	2,737	165,042
Diageo PLCADR (Beverages)	931	163,800
Equinor ASAADR (Oil, Gas & Consumable Fuels)	4,982	152,848
GSK PLCADR (Pharmaceuticals)	2,847	101,268
HSBC Holdings PLCADR (Banks)	5,201	217,297
ING Groep N.V.ADR (Banks)	10,074	146,778
Koninklijke Philips N.V.*NYS (Health Care Equipment & Supplies)	6,296	130,390
National Grid PLCADR(a) (Multi-Utilities)	2,026	136,512
Nokia OyjADR (Communications Equipment)	22,885	90,167
Novo Nordisk A/SADR (Pharmaceuticals)	2,026	326,389
RELX PLCADR (Professional Services)	4,654	156,654
Rio Tinto PLCADR(a) (Metals & Mining)	2,573	171,233
Ryanair Holdings PLC*ADR (Passenger Airlines)	1,314	134,724
SanofiADR(a) (Pharmaceuticals)	2,026	108,128
SAP SEADR (Software)	1,642	223,887
Shell PLCADR (Oil, Gas & Consumable Fuels)	3,559	219,340
Telefonaktiebolaget LM EricssonADR(a) (Communications Equipment)	17,136	86,537
Tenaris S.A.ADR (Energy Equipment & Services)	2,902	97,188
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	3,559	216,565
Vodafone Group PLCADR (Wireless Telecommunication Services)	10,621	102,174
TOTAL COMMON STOCKS (Cost $3,758,476)		4,634,767

Repurchase Agreements(b) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $39,012	$39,000	$39,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000

Collateral for Securities Loaned(c) (12.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(d)	577,583	$577,583
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $577,583)		577,583
TOTAL INVESTMENT SECURITIES (Cost $4,375,059)—113.2%		5,251,350
Net other assets (liabilities)—(13.2)%		(613,431)
NET ASSETS—100.0%		$4,637,919

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $566,190.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Banks	$477,814	10.3%
Beverages	342,633	7.4%
Biotechnology	248,980	5.4%
Communications Equipment	176,704	3.8%
Construction Materials	165,041	3.6%
Energy Equipment & Services	97,188	2.1%
Health Care Equipment & Supplies	130,390	2.8%
Metals & Mining	284,999	6.1%
Multi-Utilities	136,512	2.9%
Oil, Gas & Consumable Fuels	776,634	16.7%
Passenger Airlines	134,724	2.9%
Pharmaceuticals	732,027	15.8%
Professional Services	156,654	3.4%
Semiconductors & Semiconductor Equipment	313,787	6.8%
Software	223,887	4.8%
Tobacco	134,619	2.9%
Wireless Telecommunication Services	102,174	2.2%
Other**	3,152	0.1%
Total	$4,637,919	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2023:

	Value	% of Net Assets
Belgium	$178,833	3.9%
Denmark	395,444	8.5%
Finland	90,167	1.9%
France	324,693	7.0%
Germany	265,584	5.7%
Ireland	299,766	6.5%
Luxembourg	210,954	4.5%
Netherlands	729,183	15.7%
Norway	152,848	3.3%
Sweden	86,537	1.9%
United Kingdom	1,900,758	41.0%
Other**	3,152	0.1%
Total	$4,637,919	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

96 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (107.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $1,534,497	$1,534,000	$1,534,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,534,000)		1,534,000
TOTAL INVESTMENT SECURITIES (Cost $1,534,000)—107.7%		1,534,000
Net other assets (liabilities)—(7.7)%		(109,493)
NET ASSETS—100.0%		$1,424,507

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $107,000.

As of July 31, 2023, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$46,262	British pound	36,189	8/4/23	$46,435	$(173)
U.S. dollar	36,809	Canadian dollar	48,721	8/4/23	36,954	(145)
U.S. dollar	301,637	Euro	274,449	8/4/23	301,793	(156)
U.S. dollar	57,066	Japanese yen	7,932,216	8/4/23	55,802	1,264
U.S. dollar	16,283	Swedish krona	171,461	8/4/23	16,296	(13)
U.S. dollar	14,037	Swiss franc	12,206	8/4/23	14,006	31
Total Short Contracts	$472,094				$471,286	$808
Long:
British pound	86,333	U.S. dollar	$112,039	8/4/23	$110,776	$(1,263)
Canadian dollar	134,123	U.S. dollar	101,543	8/4/23	101,730	187
Euro	468,193	U.S. dollar	519,359	8/4/23	514,840	(4,519)
Japanese yen	13,032,739	U.S. dollar	93,668	8/4/23	91,683	(1,985)
Swedish krona	284,001	U.S. dollar	27,140	8/4/23	26,992	(148)
Swiss franc	27,363	U.S. dollar	31,521	8/4/23	31,398	(123)
Total Long Contracts			$885,270		$877,419	$(7,851)

As of July 31, 2023, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$62,914	British pound	48,915	8/4/23	$62,764	$150
U.S. dollar	49,422	Canadian dollar	65,113	8/4/23	49,387	35
U.S. dollar	216,044	Euro	194,945	8/4/23	214,368	1,676
U.S. dollar	71,165	Japanese yen	10,018,729	8/4/23	70,480	685
U.S. dollar	22,107	Swedish krona	229,875	8/4/23	21,847	260
U.S. dollar	18,563	Swiss franc	16,088	8/4/23	18,460	103
Total Short Contracts	$440,215				$437,306	$2,909
Long:
British pound	130,851	U.S. dollar	$169,201	8/4/23	$167,899	$(1,302)
Canadian dollar	150,589	U.S. dollar	113,975	8/4/23	114,220	245
Euro	747,471	U.S. dollar	830,050	8/4/23	821,943	(8,107)
Japanese yen	32,455,981	U.S. dollar	232,268	8/4/23	228,322	(3,946)
Swedish krona	746,238	U.S. dollar	71,328	8/4/23	70,923	(405)
Swiss franc	45,635	U.S. dollar	52,593	8/4/23	52,365	(228)
Total Long Contracts			$1,469,415		$1,455,672	$(13,743)
Total unrealized appreciation						$4,636
Total unrealized (depreciation)						(22,513)
Total net unrealized appreciation/(depreciation)						$(17,877)

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 97

Common Stocks (79.6%)

	Shares	Value
Aflac, Inc. (Insurance)	431	$31,179
American Express Co. (Consumer Finance)	466	78,699
American International Group, Inc. (Insurance)	567	34,179
Ameriprise Financial, Inc. (Capital Markets)	82	28,573
Aon PLC—Class A (Insurance)	160	50,960
Arch Capital Group, Ltd.* (Insurance)	292	22,685
Arthur J. Gallagher & Co. (Insurance)	168	36,086
Assurant, Inc. (Insurance)	42	5,649
Bank of America Corp. (Banks)	5,434	173,888
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,398	492,039
BlackRock, Inc. (Capital Markets)	117	86,445
Brown & Brown, Inc. (Insurance)	185	13,033
Capital One Financial Corp. (Consumer Finance)	299	34,989
Cboe Global Markets, Inc. (Capital Markets)	83	11,593
Chubb, Ltd. (Insurance)	325	66,434
Cincinnati Financial Corp. (Insurance)	123	13,232
Citigroup, Inc. (Banks)	1,526	72,729
Citizens Financial Group, Inc. (Banks)	379	12,227
CME Group, Inc. (Capital Markets)	282	56,107
Comerica, Inc. (Banks)	103	5,558
Discover Financial Services (Consumer Finance)	199	21,004
Everest Group, Ltd. (Insurance)	34	12,257
FactSet Research Systems, Inc. (Capital Markets)	30	13,051
Fidelity National Information Services, Inc. (Financial Services)	464	28,016
Fifth Third Bancorp (Banks)	534	15,539
First Horizon Corp. (Banks)	1	10
Fiserv, Inc.* (Financial Services)	484	61,086
FleetCor Technologies, Inc.* (Financial Services)	58	14,437
Franklin Resources, Inc. (Capital Markets)	224	6,550
Global Payments, Inc. (Financial Services)	205	22,601
Globe Life, Inc. (Insurance)	70	7,852
Huntington Bancshares, Inc. (Banks)	1,131	13,843
Intercontinental Exchange, Inc. (Capital Markets)	439	50,397
Invesco, Ltd. (Capital Markets)	359	6,031
Jack Henry & Associates, Inc. (Professional Services)	57	9,551
JPMorgan Chase & Co. (Banks)	2,290	361,728
KeyCorp (Banks)	733	9,023
Lincoln National Corp. (Insurance)	121	3,393
Loews Corp. (Insurance)	148	9,272
M&T Bank Corp. (Banks)	130	18,182
MarketAxess Holdings, Inc. (Capital Markets)	30	8,077
Marsh & McLennan Cos., Inc. (Insurance)	388	73,108
Mastercard, Inc.—Class A (Financial Services)	656	258,648
MetLife, Inc. (Insurance)	504	31,737
Moody's Corp. (Capital Markets)	124	43,741
Morgan Stanley (Capital Markets)	1,021	93,483
MSCI, Inc. (Capital Markets)	63	34,529
Nasdaq, Inc. (Capital Markets)	265	13,380
Northern Trust Corp. (Capital Markets)	163	13,060
PayPal Holdings, Inc.* (Financial Services)	874	66,267
Principal Financial Group, Inc. (Insurance)	177	14,137
Prudential Financial, Inc. (Insurance)	286	27,596
Raymond James Financial, Inc. (Capital Markets)	149	16,400
Regions Financial Corp. (Banks)	735	14,972
S&P Global, Inc. (Capital Markets)	257	101,388
State Street Corp. (Capital Markets)	262	18,979
Synchrony Financial (Consumer Finance)	336	11,605
T. Rowe Price Group, Inc. (Capital Markets)	176	21,694
The Allstate Corp. (Insurance)	206	23,212
The Bank of New York Mellon Corp. (Capital Markets)	563	25,538
The Charles Schwab Corp. (Capital Markets)	1,165	77,007
The Goldman Sachs Group, Inc. (Capital Markets)	261	92,882
The Hartford Financial Services Group, Inc. (Insurance)	243	17,467
The PNC Financial Services Group, Inc. (Banks)	313	42,847
The Progressive Corp. (Insurance)	459	57,826
The Travelers Cos., Inc. (Insurance)	181	31,242
Truist Financial Corp. (Banks)	1,044	34,682
U.S. Bancorp (Banks)	1,093	43,370
Visa, Inc.—Class A (Financial Services)	1,268	301,442
W.R. Berkley Corp. (Insurance)	157	9,685
Wells Fargo & Co. (Banks)	2,941	135,757
Willis Towers Watson PLC (Insurance)	83	17,540
Zions Bancorp NA (Banks)	116	4,437
TOTAL COMMON STOCKS (Cost $1,340,516)		3,787,842

Repurchase Agreements(a)(b) (19.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $911,295	$911,000	$911,000
TOTAL REPURCHASE AGREEMENTS (Cost $911,000)		911,000
TOTAL INVESTMENT SECURITIES (Cost $2,251,516)—98.7%		4,698,842
Net other assets (liabilities)—1.3%		64,177
NET ASSETS—100.0%		$4,763,019

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $621,000.

See accompanying notes to the financial statements.

98 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$1,241,118	$(13,611)
S&P Financial Select Sector Index	UBS AG	8/23/23	5.98%	2,088,998	(20,166)
				$3,330,116	$(33,777)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Banks	$958,792	20.2%
Capital Markets	818,905	17.2%
Consumer Finance	146,297	3.1%
Financial Services	1,244,536	26.1%
Insurance	609,761	12.8%
Professional Services	9,551	0.2%
Other**	975,177	20.4%
Total	$4,763,019	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 99

Common Stocks (73.7%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	3,668	$408,357
AbbVie, Inc. (Biotechnology)	3,721	556,587
Agilent Technologies, Inc. (Life Sciences Tools & Services)	624	75,984
Align Technology, Inc.* (Health Care Equipment & Supplies)	150	56,684
AmerisourceBergen Corp. (Health Care Providers & Services)	342	63,920
Amgen, Inc. (Biotechnology)	1,127	263,887
Baxter International, Inc. (Health Care Equipment & Supplies)	1,067	48,260
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	599	166,893
Biogen, Inc.* (Biotechnology)	305	82,408
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	45	18,241
Bio-Techne Corp. (Life Sciences Tools & Services)	332	27,689
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,032	157,209
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,431	275,564
Cardinal Health, Inc. (Health Care Providers & Services)	537	49,119
Catalent, Inc.* (Pharmaceuticals)	380	18,438
Centene Corp.* (Health Care Providers & Services)	1,157	78,780
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	108	22,630
CVS Health Corp. (Health Care Providers & Services)	2,704	201,962
Danaher Corp. (Life Sciences Tools & Services)	1,401	357,339
DaVita, Inc.* (Health Care Providers & Services)	117	11,933
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	448	18,601
Dexcom, Inc.* (Health Care Equipment & Supplies)	818	101,890
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,279	104,968
Elevance Health, Inc. (Health Care Providers & Services)	500	235,815
Eli Lilly & Co. (Pharmaceuticals)	1,662	755,462
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	825	64,350
Gilead Sciences, Inc. (Biotechnology)	2,631	200,324
HCA Healthcare, Inc. (Health Care Providers & Services)	435	118,672
Henry Schein, Inc.* (Health Care Providers & Services)	276	21,746
Hologic, Inc.* (Health Care Equipment & Supplies)	519	41,219
Humana, Inc. (Health Care Providers & Services)	264	120,603
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	175	97,078
Illumina, Inc.* (Life Sciences Tools & Services)	333	63,986
Incyte Corp.* (Biotechnology)	391	24,915
Insulet Corp.* (Health Care Equipment & Supplies)	147	40,682
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	739	239,732
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	391	87,490
Johnson & Johnson (Pharmaceuticals)	5,481	918,233
Laboratory Corp. of America Holdings (Health Care Providers & Services)	187	40,005
McKesson Corp. (Health Care Providers & Services)	286	115,086
Medtronic PLC (Health Care Equipment & Supplies)	2,806	246,255
Merck & Co., Inc. (Pharmaceuticals)	5,352	570,791
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	46	57,844
Moderna, Inc.* (Biotechnology)	691	81,303
Molina Healthcare, Inc.* (Health Care Providers & Services)	123	37,452
Organon & Co. (Pharmaceuticals)	538	11,825
Pfizer, Inc. (Pharmaceuticals)	11,907	429,366
Quest Diagnostics, Inc. (Health Care Providers & Services)	236	31,910
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	228	169,155
ResMed, Inc. (Health Care Equipment & Supplies)	310	68,929
Revvity, Inc. (Life Sciences Tools & Services)	265	32,582
STERIS PLC (Health Care Equipment & Supplies)	209	47,140
Stryker Corp. (Health Care Equipment & Supplies)	713	202,071
Teleflex, Inc. (Health Care Equipment & Supplies)	99	24,866
The Cigna Group (Health Care Providers & Services)	624	184,142
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	104	40,691
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	814	446,610
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,964	994,511
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	133	18,482
Vertex Pharmaceuticals, Inc.* (Biotechnology)	543	191,321
Viatris, Inc. (Pharmaceuticals)	2,529	26,630
Waters Corp.* (Life Sciences Tools & Services)	125	34,526
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	157	57,782
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	440	60,786
Zoetis, Inc. (Pharmaceuticals)	975	183,388
TOTAL COMMON STOCKS (Cost $2,310,077)		10,603,099

See accompanying notes to the financial statements.

100 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (31.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $4,487,454	$4,486,000	$4,486,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,486,000)		4,486,000
TOTAL INVESTMENT SECURITIES (Cost $6,796,077)—104.9%		15,089,099
Net other assets (liabilities)—(4.9)%		(706,233)
NET ASSETS—100.0%		$14,382,866

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $1,992,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$5,662,161	$(77,792)
S&P Health Care Select Sector Index	UBS AG	8/23/23	5.68%	5,324,950	(98,519)
				$10,987,111	$(176,311)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Biotechnology	$1,569,900	10.9%
Health Care Equipment & Supplies	2,236,661	15.5%
Health Care Providers & Services	2,324,139	16.2%
Life Sciences Tools & Services	1,282,703	8.9%
Pharmaceuticals	3,189,696	22.2%
Other**	3,779,767	26.3%
Total	$14,382,866	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 101

Common Stocks (75.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,117	$124,546
A.O. Smith Corp. (Building Products)	252	18,303
Alaska Air Group, Inc.* (Passenger Airlines)	257	12,498
Allegion PLC (Building Products)	178	20,801
American Airlines Group, Inc.* (Passenger Airlines)	1,319	22,093
AMETEK, Inc. (Electrical Equipment)	466	73,908
Automatic Data Processing, Inc. (Professional Services)	837	206,956
Axon Enterprise, Inc.* (Aerospace & Defense)	142	26,402
Broadridge Financial Solutions, Inc. (Professional Services)	240	40,301
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	235	23,542
Carrier Global Corp. (Building Products)	1,690	100,640
Caterpillar, Inc. (Machinery)	1,044	276,836
Ceridian HCM Holding, Inc.* (Professional Services)	312	22,093
Cintas Corp. (Commercial Services & Supplies)	176	88,359
Copart, Inc.* (Commercial Services & Supplies)	868	76,723
CSX Corp. (Ground Transportation)	4,115	137,112
Cummins, Inc. (Machinery)	286	74,589
Deere & Co. (Machinery)	546	234,561
Delta Air Lines, Inc. (Passenger Airlines)	1,300	60,138
Dover Corp. (Machinery)	282	41,164
Eaton Corp. PLC (Electrical Equipment)	807	165,692
Emerson Electric Co. (Electrical Equipment)	1,157	105,692
Equifax, Inc. (Professional Services)	249	50,816
Expeditors International of Washington, Inc. (Air Freight & Logistics)	309	39,336
Fastenal Co. (Trading Companies & Distributors)	1,155	67,694
FedEx Corp. (Air Freight & Logistics)	468	126,337
Fortive Corp. (Machinery)	716	56,099
Generac Holdings, Inc.* (Electrical Equipment)	127	19,520
General Dynamics Corp. (Aerospace & Defense)	456	101,952
General Electric Co. (Industrial Conglomerates)	2,206	252,013
Honeywell International, Inc. (Industrial Conglomerates)	1,348	261,687
Howmet Aerospace, Inc. (Aerospace & Defense)	743	37,997
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	81	18,603
IDEX Corp. (Machinery)	152	34,323
Illinois Tool Works, Inc. (Machinery)	560	147,459
Ingersoll Rand, Inc. (Machinery)	819	53,456
J.B. Hunt Transport Services, Inc. (Ground Transportation)	168	34,262
Jacobs Solutions, Inc. (Professional Services)	257	32,230
Johnson Controls International PLC (Building Products)	1,389	96,605
L3Harris Technologies, Inc. (Aerospace & Defense)	384	72,764
Leidos Holdings, Inc. (Professional Services)	278	26,001
Lockheed Martin Corp. (Aerospace & Defense)	456	203,545
Masco Corp. (Building Products)	456	27,670
Nordson Corp. (Machinery)	110	27,677
Norfolk Southern Corp. (Ground Transportation)	460	107,451
Northrop Grumman Corp. (Aerospace & Defense)	289	128,605
Old Dominion Freight Line, Inc. (Ground Transportation)	183	76,767
Otis Worldwide Corp. (Machinery)	837	76,134
PACCAR, Inc. (Machinery)	1,057	91,039
Parker-Hannifin Corp. (Machinery)	260	106,603
Paychex, Inc. (Professional Services)	650	81,556
Paycom Software, Inc. (Professional Services)	99	36,507
Pentair PLC (Machinery)	333	23,144
Quanta Services, Inc. (Construction & Engineering)	295	59,478
Republic Services, Inc. (Commercial Services & Supplies)	416	62,862
Robert Half, Inc. (Professional Services)	217	16,091
Rockwell Automation, Inc. (Electrical Equipment)	233	78,356
Rollins, Inc. (Commercial Services & Supplies)	466	19,027
RTX Corp. (Aerospace & Defense)	2,959	260,186
Snap-on, Inc. (Machinery)	108	29,424
Southwest Airlines Co. (Passenger Airlines)	1,203	41,094
Stanley Black & Decker, Inc. (Machinery)	310	30,774
Textron, Inc. (Aerospace & Defense)	408	31,730
The Boeing Co.* (Aerospace & Defense)	1,146	273,723
Trane Technologies PLC (Building Products)	462	92,141
TransDigm Group, Inc. (Aerospace & Defense)	106	95,370
Union Pacific Corp. (Ground Transportation)	1,235	286,544
United Airlines Holdings, Inc.* (Passenger Airlines)	664	36,062
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,469	274,894
United Rentals, Inc. (Trading Companies & Distributors)	139	64,591
Verisk Analytics, Inc. (Professional Services)	294	67,308
W.W. Grainger, Inc. (Trading Companies & Distributors)	90	66,464
Waste Management, Inc. (Commercial Services & Supplies)	751	123,005
Westinghouse Air Brake Technologies Corp. (Machinery)	365	43,231
Xylem, Inc. (Machinery)	484	54,571
TOTAL COMMON STOCKS (Cost $4,939,445)		6,575,727

Repurchase Agreements(a)(b) (27.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $2,390,774	$2,390,000	$2,390,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,390,000)		2,390,000
TOTAL INVESTMENT SECURITIES (Cost $7,329,445)—102.4%		8,965,727
Net other assets (liabilities)—(2.4)%		(206,604)
NET ASSETS—100.0%		$8,759,123

See accompanying notes to the financial statements.

102 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $1,136,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$2,552,201	$13,167
S&P Industrials Select Sector Index	UBS AG	8/23/23	5.68%	4,008,057	18,197
				$6,560,258	$31,364

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$1,250,876	14.3%
Air Freight & Logistics	464,109	5.3%
Building Products	356,160	4.1%
Commercial Services & Supplies	369,976	4.2%
Construction & Engineering	59,478	0.7%
Electrical Equipment	443,168	5.0%
Ground Transportation	642,137	7.3%
Industrial Conglomerates	638,246	7.3%
Machinery	1,401,083	16.0%
Passenger Airlines	171,886	2.0%
Professional Services	579,859	6.6%
Trading Companies & Distributors	198,749	2.3%
Other**	2,183,396	24.9%
Total	$8,759,123	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 103

Common Stocks (74.7%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	15,023	$2,286,351
Akamai Technologies, Inc.* (IT Services)	11,160	1,054,620
Alphabet, Inc.*—Class A (Interactive Media & Services)	25,880	3,434,793
Alphabet, Inc.*—Class C (Interactive Media & Services)	22,260	2,963,029
Amazon.com, Inc.* (Broadline Retail)	44,280	5,919,351
Arista Networks, Inc.* (Communications Equipment)	10,251	1,589,828
Atlassian Corp.*—Class A (Software)	7,882	1,434,051
Box, Inc.*—Class A (Software)	21,553	673,531
Ciena Corp.* (Communications Equipment)	17,089	721,156
Cisco Systems, Inc. (Communications Equipment)	60,209	3,133,276
Cloudflare, Inc.*—Class A (IT Services)	18,434	1,267,706
CommScope Holding Co., Inc.* (Communications Equipment)	76,255	343,148
Confluent, Inc.*—Class A (Software)	21,496	742,472
Datadog, Inc.*—Class A (Software)	13,807	1,611,553
DocuSign, Inc.* (Software)	16,630	895,027
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	16,622	1,509,111
Dropbox, Inc.*—Class A (Software)	31,404	846,338
eBay, Inc. (Broadline Retail)	28,961	1,289,054
Etsy, Inc.* (Broadline Retail)	10,533	1,070,679
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	9,917	1,215,130
Fastly, Inc.*—Class A (IT Services)	28,295	519,779
GoDaddy, Inc.*—Class A (IT Services)	12,909	995,155
Juniper Networks, Inc. (Communications Equipment)	29,208	811,982
Match Group, Inc.* (Interactive Media & Services)	23,603	1,097,776
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	16,111	5,132,964
Netflix, Inc.* (Entertainment)	7,060	3,099,128
Nutanix, Inc.*—Class A (Software)	25,892	781,938
Okta, Inc.* (IT Services)	13,000	999,180
Opendoor Technologies, Inc.* (Real Estate Management & Development)	167,202	854,402
PayPal Holdings, Inc.* (Financial Services)	32,144	2,437,158
Pinterest, Inc.*—Class A (Interactive Media & Services)	43,018	1,247,092
Salesforce, Inc.* (Software)	14,489	3,260,170
Smartsheet, Inc.*—Class A (Software)	15,153	672,793
Snap, Inc.*—Class A (Interactive Media & Services)	88,095	1,000,759
Snowflake, Inc.*—Class A (IT Services)	10,437	1,854,759
Teladoc Health, Inc.* (Health Care Technology)	24,581	731,776
Veeva Systems, Inc.*—Class A (Health Care Technology)	7,330	1,496,933
Workday, Inc.*—Class A (Software)	8,104	1,921,702
Zillow Group, Inc.*—Class A (Real Estate Management & Development)	5,073	269,985
Zillow Group, Inc.*—Class C (Real Estate Management & Development)	14,230	770,697
Zoom Video Communications, Inc.*— Class A (Software)	15,850	1,162,598
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	29,056	742,962
TOTAL COMMON STOCKS (Cost $37,932,869)		65,861,892

Repurchase Agreements(a)(b) (22.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $20,158,538	$20,152,000	$20,152,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,152,000)		20,152,000
TOTAL INVESTMENT SECURITIES (Cost $58,084,869)—97.5%		86,013,892
Net other assets (liabilities)—2.5%		2,190,225
NET ASSETS—100.0%		$88,204,117

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $11,399,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	8/23/23	5.93%	$27,808,786	$791,426
Dow Jones Composite Internet Index	UBS AG	8/23/23	5.68%	38,586,482	1,194,409
				$66,395,268	$1,985,835

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

104 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Internet UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Broadline Retail	$8,279,084	9.4%
Communications Equipment	6,599,390	7.5%
Entertainment	3,099,128	3.5%
Financial Services	2,437,158	2.8%
Health Care Technology	2,228,709	2.5%
Hotels, Restaurants & Leisure	5,010,592	5.7%
Interactive Media & Services	15,619,375	17.7%
IT Services	6,691,200	7.6%
Real Estate Management & Development	1,895,084	2.1%
Software	14,002,172	15.9%
Other**	22,342,225	25.3%
Total	$88,204,117	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 105

Common Stocks (99.9%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	611	$68,023
AbbVie, Inc. (Biotechnology)	1,192	178,300
Accenture PLC—Class A (IT Services)	211	66,750
Activision Blizzard, Inc.* (Entertainment)	285	26,437
Adobe, Inc.* (Software)	146	79,741
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	588	67,267
Agilent Technologies, Inc. (Life Sciences Tools & Services)	120	14,612
Air Products and Chemicals, Inc. (Chemicals)	150	45,800
Albemarle Corp. (Chemicals)	80	16,982
Alphabet, Inc.*—Class A (Interactive Media & Services)	4,014	532,737
Alphabet, Inc.*—Class C (Interactive Media & Services)	3,452	459,496
Altria Group, Inc. (Tobacco)	628	28,524
Amazon.com, Inc.* (Broadline Retail)	2,774	370,829
American Express Co. (Consumer Finance)	197	33,270
American Tower Corp. (Specialized REITs)	167	31,781
Ameriprise Financial, Inc. (Capital Markets)	71	24,740
AMETEK, Inc. (Electrical Equipment)	79	12,529
Amgen, Inc. (Biotechnology)	361	84,528
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	401	35,413
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	160	31,925
Aon PLC—Class A (Insurance)	91	28,984
APA Corp. (Oil, Gas & Consumable Fuels)	209	8,462
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,988	1,962,143
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	570	86,406
Arch Capital Group, Ltd.* (Insurance)	251	19,500
Archer-Daniels-Midland Co. (Food Products)	180	15,293
Arista Networks, Inc.* (Communications Equipment)	169	26,210
Arthur J. Gallagher & Co. (Insurance)	93	19,976
Atmos Energy Corp. (Gas Utilities)	59	7,181
Autodesk, Inc.* (Software)	80	16,959
Automatic Data Processing, Inc. (Professional Services)	279	68,986
AutoZone, Inc.* (Specialty Retail)	13	32,262
Axon Enterprise, Inc.* (Aerospace & Defense)	48	8,925
Biogen, Inc.* (Biotechnology)	46	12,429
Bio-Techne Corp. (Life Sciences Tools & Services)	51	4,253
Boston Scientific Corp.* (Health Care Equipment & Supplies)	514	26,651
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,420	88,310
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	169	151,872
Broadridge Financial Solutions, Inc. (Professional Services)	39	6,549
Brown & Brown, Inc. (Insurance)	93	6,552
Brown-Forman Corp.—Class B (Beverages)	67	4,730
Bunge, Ltd. (Food Products)	41	4,455
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	41	4,107
Cadence Design Systems, Inc.* (Software)	184	43,058
Campbell Soup Co. (Food Products)	80	3,666
Caterpillar, Inc. (Machinery)	208	55,156
Cboe Global Markets, Inc. (Capital Markets)	47	6,565
CDW Corp. (Electronic Equipment, Instruments & Components)	57	10,663
CF Industries Holdings, Inc. (Chemicals)	131	10,752
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,177	192,628
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	18	35,321
Chubb, Ltd. (Insurance)	159	32,501
Cintas Corp. (Commercial Services & Supplies)	35	17,571
Colgate-Palmolive Co. (Household Products)	308	23,488
ConocoPhillips (Oil, Gas & Consumable Fuels)	818	96,295
Constellation Brands, Inc.—Class A (Beverages)	60	16,368
Copart, Inc.* (Commercial Services & Supplies)	290	25,634
Corteva, Inc. (Chemicals)	331	18,678
CoStar Group, Inc.* (Professional Services)	276	23,176
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	198	111,013
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	512	14,100
CSX Corp. (Ground Transportation)	660	21,991
Cummins, Inc. (Machinery)	49	12,779
D.R. Horton, Inc. (Household Durables)	105	13,337
Danaher Corp. (Life Sciences Tools & Services)	448	114,267
Deere & Co. (Machinery)	181	77,759
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	433	23,382
Dexcom, Inc.* (Health Care Equipment & Supplies)	262	32,635
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	122	17,973
Discover Financial Services (Consumer Finance)	99	10,449
Dollar General Corp. (Consumer Staples Distribution & Retail)	147	24,822
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	141	21,761
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	11	4,364
Electronic Arts, Inc. (Entertainment)	120	16,362
Elevance Health, Inc. (Health Care Providers & Services)	160	75,460
Eli Lilly & Co. (Pharmaceuticals)	532	241,820
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	93	14,120
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	394	52,217
EPAM Systems, Inc.* (IT Services)	27	6,394
EQT Corp. (Oil, Gas & Consumable Fuels)	244	10,292
Equifax, Inc. (Professional Services)	41	8,367
Etsy, Inc.* (Broadline Retail)	48	4,879
Everest Group, Ltd. (Insurance)	16	5,768
Expeditors International of Washington, Inc. (Air Freight & Logistics)	104	13,240
Extra Space Storage, Inc. (Specialized REITs)	72	10,049
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,732	292,980
FactSet Research Systems, Inc. (Capital Markets)	15	6,526
Fair Isaac Corp.* (Software)	17	14,245

See accompanying notes to the financial statements.

106 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Fastenal Co. (Trading Companies & Distributors)	187	$10,960
First Horizon Corp. (Banks)	1	11
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	67	13,896
Fiserv, Inc.* (Financial Services)	287	36,222
FleetCor Technologies, Inc.* (Financial Services)	27	6,721
FMC Corp. (Chemicals)	85	8,180
Fortinet, Inc.* (Software)	440	34,197
Freeport-McMoRan, Inc. (Metals & Mining)	968	43,222
Gartner, Inc.* (IT Services)	53	18,740
Gen Digital, Inc. (Software)	205	3,987
General Dynamics Corp. (Aerospace & Defense)	81	18,110
General Mills, Inc. (Food Products)	270	20,180
Genuine Parts Co. (Distributors)	68	10,589
Gilead Sciences, Inc. (Biotechnology)	843	64,186
Globe Life, Inc. (Insurance)	42	4,711
HCA Healthcare, Inc. (Health Care Providers & Services)	76	20,734
Hess Corp. (Oil, Gas & Consumable Fuels)	186	28,222
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	86	13,372
Hologic, Inc.* (Health Care Equipment & Supplies)	166	13,184
Hormel Foods Corp. (Food Products)	142	5,805
Humana, Inc. (Health Care Providers & Services)	53	24,212
IDEX Corp. (Machinery)	29	6,548
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	28	15,532
Illinois Tool Works, Inc. (Machinery)	95	25,015
Incyte Corp.* (Biotechnology)	124	7,901
Insulet Corp.* (Health Care Equipment & Supplies)	47	13,007
Intuit, Inc. (Software)	100	51,170
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	116	37,630
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	60	13,426
Iron Mountain, Inc. (Specialized REITs)	124	7,614
J.B. Hunt Transport Services, Inc. (Ground Transportation)	55	11,217
Jack Henry & Associates, Inc. (Professional Services)	49	8,211
Johnson & Johnson (Pharmaceuticals)	1,089	182,440
Kellogg Co. (Food Products)	94	6,288
Keurig Dr Pepper, Inc. (Beverages)	284	9,659
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	65	10,470
Kimberly-Clark Corp. (Household Products)	109	14,072
KLA Corp. (Semiconductors & Semiconductor Equipment)	93	47,797
L3Harris Technologies, Inc. (Aerospace & Defense)	64	12,127
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	91	65,383
Lamb Weston Holding, Inc. (Food Products)	99	10,259
Leidos Holdings, Inc. (Professional Services)	60	5,612
Linde PLC (Chemicals)	201	78,524
Lockheed Martin Corp. (Aerospace & Defense)	108	48,207
Lowe's Cos., Inc. (Specialty Retail)	278	65,127
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	417	10,955
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	138	18,357
MarketAxess Holdings, Inc. (Capital Markets)	13	3,500
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	89	17,901
Marsh & McLennan Cos., Inc. (Insurance)	214	40,322
Masco Corp. (Building Products)	108	6,553
Mastercard, Inc.—Class A (Financial Services)	565	222,768
McCormick & Co., Inc. (Food Products)	86	7,695
McDonald's Corp. (Hotels, Restaurants & Leisure)	307	90,013
McKesson Corp. (Health Care Providers & Services)	42	16,901
Merck & Co., Inc. (Pharmaceuticals)	1,714	182,798
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	9	11,317
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	181	17,003
Microsoft Corp. (Software)	2,914	978,871
Moderna, Inc.* (Biotechnology)	221	26,003
Molina Healthcare, Inc.* (Health Care Providers & Services)	40	12,180
Mondelez International, Inc.—Class A (Food Products)	497	36,842
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	31	17,344
Monster Beverage Corp.* (Beverages)	515	29,607
Moody's Corp. (Capital Markets)	50	17,638
Motorola Solutions, Inc. (Communications Equipment)	62	17,771
MSCI, Inc. (Capital Markets)	31	16,990
Nasdaq, Inc. (Capital Markets)	146	7,372
Northrop Grumman Corp. (Aerospace & Defense)	71	31,595
NRG Energy, Inc. (Electric Utilities)	73	2,773
Nucor Corp. (Metals & Mining)	171	29,427
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,671	780,842
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	104	23,190
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	485	30,618
Old Dominion Freight Line, Inc. (Ground Transportation)	60	25,169
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	292	31,463
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	303	20,313
Oracle Corp. (Software)	613	71,862
O'Reilly Automotive, Inc.* (Specialty Retail)	41	37,957
Palo Alto Networks, Inc.*(a) (Software)	205	51,242
Paychex, Inc. (Professional Services)	124	15,558
Paycom Software, Inc. (Professional Services)	33	12,169
PepsiCo, Inc. (Beverages)	930	174,338
Pfizer, Inc. (Pharmaceuticals)	3,814	137,533
PG&E Corp.* (Electric Utilities)	1,092	19,230
Philip Morris International, Inc. (Tobacco)	565	56,342
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	158	35,656

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 107

Common Stocks, continued

	Shares	Value
Pool Corp. (Distributors)	16	$6,156
Principal Financial Group, Inc. (Insurance)	93	7,428
PTC, Inc.* (Software)	73	10,644
Public Storage (Specialized REITs)	66	18,596
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	752	99,392
Quanta Services, Inc. (Construction & Engineering)	98	19,759
Quest Diagnostics, Inc. (Health Care Providers & Services)	50	6,761
Raymond James Financial, Inc. (Capital Markets)	129	14,199
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	74	54,901
Republic Services, Inc. (Commercial Services & Supplies)	78	11,787
ResMed, Inc. (Health Care Equipment & Supplies)	53	11,785
Rollins, Inc. (Commercial Services & Supplies)	156	6,369
SBA Communications Corp. (Specialized REITs)	41	8,977
Schlumberger N.V. (Energy Equipment & Services)	509	29,695
Sempra (Multi-Utilities)	128	19,075
ServiceNow, Inc.* (Software)	138	80,454
Snap-on, Inc. (Machinery)	20	5,449
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	39	9,417
Starbucks Corp. (Hotels, Restaurants & Leisure)	394	40,019
Steel Dynamics, Inc. (Metals & Mining)	107	11,404
Synopsys, Inc.* (Software)	102	46,084
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	152	12,462
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	51	5,760
Tesla, Inc.* (Automobile Components)	1,820	486,722
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	386	69,480
The AES Corp. (Independent Power and Renewable Electricity Producers)	267	5,775
The Charles Schwab Corp. (Capital Markets)	592	39,130
The Cigna Group (Health Care Providers & Services)	98	28,920
The Clorox Co. (Household Products)	38	5,756
The Coca-Cola Co. (Beverages)	1,709	105,838
The Hershey Co. (Food Products)	99	22,900
The Home Depot, Inc. (Specialty Retail)	362	120,851
The Mosaic Co. (Chemicals)	224	9,130
The Procter & Gamble Co. (Household Products)	876	136,919
The Progressive Corp. (Insurance)	397	50,014
The TJX Cos., Inc. (Specialty Retail)	498	43,092
The Travelers Cos., Inc. (Insurance)	84	14,499
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	823	28,352
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	261	143,201
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	265	36,509
Tractor Supply Co. (Specialty Retail)	75	16,799
TransDigm Group, Inc. (Aerospace & Defense)	16	14,396
Tyler Technologies, Inc.* (Software)	13	5,156
Ulta Beauty, Inc.* (Specialty Retail)	34	15,123
Union Pacific Corp. (Ground Transportation)	206	47,796
UnitedHealth Group, Inc. (Health Care Providers & Services)	630	319,012
VeriSign, Inc.* (IT Services)	31	6,539
Verisk Analytics, Inc. (Professional Services)	46	10,531
Vertex Pharmaceuticals, Inc.* (Biotechnology)	174	61,307
VICI Properties, Inc. (Specialized REITs)	388	12,214
Visa, Inc.—Class A (Financial Services)	1,093	259,839
Vulcan Materials Co. (Construction Materials)	53	11,687
W.R. Berkley Corp. (Insurance)	136	8,390
W.W. Grainger, Inc. (Trading Companies & Distributors)	31	22,893
Waste Management, Inc. (Commercial Services & Supplies)	147	24,077
Waters Corp.* (Life Sciences Tools & Services)	40	11,048
WEC Energy Group, Inc. (Multi-Utilities)	110	9,885
Weyerhaeuser Co. (Specialized REITs)	282	9,605
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	121	16,658
TOTAL COMMON STOCKS (Cost $7,691,844)		14,019,021

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $8,002	$8,000	$8,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,000)		8,000

Collateral for Securities Loaned(c) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(d)	43,602	$43,602
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $43,602)		43,602
TOTAL INVESTMENT SECURITIES (Cost $7,743,446)—100.3%		14,070,623
Net other assets (liabilities)—(0.3)%		(35,322)
NET ASSETS—100.0%		$14,035,301

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $42,993.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

108 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Large-Cap Growth ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$133,360	1.0%
Air Freight & Logistics	17,347	0.1%
Automobile Components	486,723	3.5%
Banks	11	NM
Beverages	340,541	2.4%
Biotechnology	489,555	3.5%
Broadline Retail	375,708	2.7%
Building Products	6,553	NM
Capital Markets	136,660	1.0%
Chemicals	188,047	1.3%
Commercial Services & Supplies	85,438	0.6%
Communications Equipment	43,981	0.3%
Construction & Engineering	19,759	0.1%
Construction Materials	11,686	0.1%
Consumer Finance	43,719	0.3%
Consumer Staples Distribution & Retail	157,596	1.1%
Distributors	16,745	0.1%
Electric Utilities	22,003	0.2%
Electrical Equipment	12,529	0.1%
Electronic Equipment, Instruments & Components	56,545	0.4%
Energy Equipment & Services	29,695	0.2%
Entertainment	42,799	0.3%
Financial Services	525,550	3.7%
Food Products	133,383	1.0%
Gas Utilities	7,181	0.1%
Ground Transportation	106,173	0.8%
Health Care Equipment & Supplies	218,447	1.6%
Health Care Providers & Services	504,180	3.6%
Hotels, Restaurants & Leisure	217,648	1.6%
Household Durables	13,337	0.1%
Household Products	180,235	1.3%
Independent Power and Renewable Electricity Producers	5,775	NM
Insurance	238,645	1.7%
Interactive Media & Services	992,234	7.1%
IT Services	98,423	0.7%
Life Sciences Tools & Services	312,124	2.2%
Machinery	182,705	1.3%
Metals & Mining	84,053	0.6%
Multi-Utilities	28,959	0.2%
Oil, Gas & Consumable Fuels	893,264	6.4%
Pharmaceuticals	832,901	5.9%
Professional Services	159,159	1.1%
Semiconductors & Semiconductor Equipment	1,532,557	10.9%
Software	1,487,670	10.6%
Specialized REITs	98,836	0.7%
Specialty Retail	331,211	2.4%
Technology Hardware, Storage & Peripherals	1,962,143	13.9%
Tobacco	84,866	0.6%
Trading Companies & Distributors	33,853	0.2%
Wireless Telecommunication Services	36,509	0.3%
Other**	16,280	0.1%
Total	$14,035,301	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 109

Common Stocks (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	251	$27,987
A.O. Smith Corp. (Building Products)	56	4,067
Abbott Laboratories (Health Care Equipment & Supplies)	380	42,305
Accenture PLC—Class A (IT Services)	147	46,503
Activision Blizzard, Inc.* (Entertainment)	133	12,337
Adobe, Inc.* (Software)	111	60,625
Advance Auto Parts, Inc. (Specialty Retail)	27	2,009
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	338	38,667
Aflac, Inc. (Insurance)	250	18,085
Agilent Technologies, Inc. (Life Sciences Tools & Services)	53	6,454
Akamai Technologies, Inc.* (IT Services)	70	6,615
Alaska Air Group, Inc.* (Passenger Airlines)	58	2,821
Alexandria Real Estate Equities, Inc. (Office REITs)	71	8,923
Align Technology, Inc.* (Health Care Equipment & Supplies)	33	12,470
Allegion PLC (Building Products)	40	4,674
Alliant Energy Corp. (Electric Utilities)	114	6,126
Altria Group, Inc. (Tobacco)	388	17,623
Amazon.com, Inc.* (Broadline Retail)	2,192	293,027
Amcor PLC (Containers & Packaging)	668	6,854
Ameren Corp. (Multi-Utilities)	119	10,195
American Airlines Group, Inc.* (Passenger Airlines)	297	4,975
American Electric Power Co., Inc. (Electric Utilities)	234	19,829
American Express Co. (Consumer Finance)	138	23,306
American International Group, Inc. (Insurance)	328	19,773
American Tower Corp. (Specialized REITs)	100	19,031
American Water Works Co., Inc. (Water Utilities)	89	13,121
AmerisourceBergen Corp. (Health Care Providers & Services)	74	13,831
AMETEK, Inc. (Electrical Equipment)	52	8,247
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	122	24,343
ANSYS, Inc.* (Software)	40	13,684
Aon PLC—Class A (Insurance)	32	10,192
Aptiv PLC* (Automobile Components)	123	13,467
Archer-Daniels-Midland Co. (Food Products)	127	10,790
Arthur J. Gallagher & Co. (Insurance)	35	7,518
Assurant, Inc. (Insurance)	24	3,228
AT&T, Inc. (Diversified Telecommunication Services)	3,251	47,205
Atmos Energy Corp. (Gas Utilities)	26	3,164
Autodesk, Inc.* (Software)	43	9,116
AvalonBay Communities, Inc. (Residential REITs)	65	12,262
Avery Dennison Corp. (Containers & Packaging)	37	6,808
Baker Hughes Co. (Energy Equipment & Services)	459	16,428
Ball Corp. (Containers & Packaging)	143	8,393
Bank of America Corp. (Banks)	3,152	100,864
Bath & Body Works, Inc. (Specialty Retail)	103	3,817
Baxter International, Inc. (Health Care Equipment & Supplies)	230	10,403
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	130	36,221
Berkshire Hathaway, Inc.*—Class B (Financial Services)	811	285,439
Best Buy Co., Inc. (Specialty Retail)	88	7,308
Biogen, Inc.* (Biotechnology)	35	9,457
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	10	4,054
Bio-Techne Corp. (Life Sciences Tools & Services)	38	3,169
BlackRock, Inc. (Capital Markets)	69	50,981
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	16	47,533
BorgWarner, Inc. (Automobile Components)	106	4,929
Boston Properties, Inc. (Office REITs)	65	4,331
Boston Scientific Corp.* (Health Care Equipment & Supplies)	306	15,866
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	76	68,297
Broadridge Financial Solutions, Inc. (Professional Services)	28	4,702
Brown & Brown, Inc. (Insurance)	43	3,029
Brown-Forman Corp.—Class B (Beverages)	38	2,683
Bunge, Ltd. (Food Products)	41	4,455
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	25	2,505
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	98	5,784
Camden Property Trust (Residential REITs)	48	5,236
Campbell Soup Co. (Food Products)	37	1,695
Capital One Financial Corp. (Consumer Finance)	174	20,362
Cardinal Health, Inc. (Health Care Providers & Services)	115	10,519
CarMax, Inc.* (Specialty Retail)	72	5,948
Carnival Corp.* (Hotels, Restaurants & Leisure)	456	8,591
Carrier Global Corp. (Building Products)	380	22,629
Catalent, Inc.* (Pharmaceuticals)	82	3,979
Caterpillar, Inc. (Machinery)	95	25,190
Cboe Global Markets, Inc. (Capital Markets)	15	2,095
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	141	11,747
CDW Corp. (Electronic Equipment, Instruments & Components)	23	4,303
Celanese Corp. (Chemicals)	45	5,643
Centene Corp.* (Health Care Providers & Services)	248	16,886
CenterPoint Energy, Inc. (Multi-Utilities)	286	8,606
Ceridian HCM Holding, Inc.* (Professional Services)	70	4,957
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	24	5,029
Charter Communications, Inc.*—Class A (Media)	47	19,044
Chubb, Ltd. (Insurance)	81	16,557
Church & Dwight Co., Inc. (Household Products)	110	10,524
Cincinnati Financial Corp. (Insurance)	71	7,638
Cintas Corp. (Commercial Services & Supplies)	15	7,531
Cisco Systems, Inc. (Communications Equipment)	1,863	96,950

See accompanying notes to the financial statements.

110 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Citigroup, Inc. (Banks)	884	$42,131
Citizens Financial Group, Inc. (Banks)	219	7,065
CME Group, Inc. (Capital Markets)	163	32,430
CMS Energy Corp. (Multi-Utilities)	132	8,061
Cognizant Technology Solutions Corp.—Class A (IT Services)	231	15,253
Colgate-Palmolive Co. (Household Products)	170	12,964
Comcast Corp.—Class A (Media)	1,892	85,632
Comerica, Inc. (Banks)	60	3,238
Conagra Brands, Inc. (Food Products)	216	7,087
Consolidated Edison, Inc. (Multi-Utilities)	157	14,893
Constellation Brands, Inc.—Class A (Beverages)	33	9,002
Constellation Energy Corp. (Electric Utilities)	147	14,208
Corning, Inc. (Electronic Equipment, Instruments & Components)	347	11,777
Corteva, Inc. (Chemicals)	100	5,643
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	69	38,686
Crown Castle, Inc. (Specialized REITs)	196	21,224
CSX Corp. (Ground Transportation)	479	15,960
Cummins, Inc. (Machinery)	32	8,346
CVS Health Corp. (Health Care Providers & Services)	584	43,618
D.R. Horton, Inc. (Household Durables)	71	9,019
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	56	9,460
DaVita, Inc.* (Health Care Providers & Services)	25	2,550
Delta Air Lines, Inc. (Passenger Airlines)	292	13,508
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	96	3,986
Digital Realty Trust, Inc. (Specialized REITs)	133	16,574
Discover Financial Services (Consumer Finance)	48	5,066
Dominion Energy, Inc. (Multi-Utilities)	380	20,349
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	9	3,571
Dover Corp. (Machinery)	64	9,342
Dow, Inc. (Chemicals)	321	18,127
DTE Energy Co. (Multi-Utilities)	95	10,859
Duke Energy Corp. (Electric Utilities)	351	32,861
DuPont de Nemours, Inc. (Chemicals)	209	16,225
DXC Technology Co.* (IT Services)	103	2,848
Eastman Chemical Co. (Chemicals)	55	4,707
Eaton Corp. PLC (Electrical Equipment)	181	37,164
eBay, Inc. (Broadline Retail)	242	10,771
Ecolab, Inc. (Chemicals)	113	20,695
Edison International (Electric Utilities)	174	12,521
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	276	22,651
Electronic Arts, Inc. (Entertainment)	38	5,181
Emerson Electric Co. (Electrical Equipment)	260	23,751
Entergy Corp. (Electric Utilities)	97	9,962
EPAM Systems, Inc.* (IT Services)	9	2,131
Equifax, Inc. (Professional Services)	29	5,918
Equinix, Inc. (Specialized REITs)	43	34,826
Equity Residential (Residential REITs)	155	10,221
Essex Property Trust, Inc. (Residential REITs)	30	7,307
Etsy, Inc.* (Broadline Retail)	24	2,440
Everest Group, Ltd. (Insurance)	8	2,884
Evergy, Inc. (Electric Utilities)	104	6,237
Eversource Energy (Electric Utilities)	157	11,356
Exelon Corp. (Electric Utilities)	451	18,879
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	66	8,087
Extra Space Storage, Inc. (Specialized REITs)	48	6,699
F5, Inc.* (Communications Equipment)	28	4,431
FactSet Research Systems, Inc. (Capital Markets)	7	3,045
Fastenal Co. (Trading Companies & Distributors)	132	7,737
Federal Realty Investment Trust (Diversified REITs)	34	3,452
FedEx Corp. (Air Freight & Logistics)	105	28,345
Fidelity National Information Services, Inc. (Financial Services)	270	16,303
Fifth Third Bancorp (Banks)	309	8,992
First Horizon Corp. (Banks)	1	12
FirstEnergy Corp. (Electric Utilities)	245	9,651
Fiserv, Inc.* (Financial Services)	87	10,980
FleetCor Technologies, Inc.* (Financial Services)	15	3,734
Ford Motor Co. (Automobile Components)	1,786	23,593
Fortive Corp. (Machinery)	160	12,536
Fox Corp.—Class A (Media)	122	4,081
Fox Corp.—Class B (Media)	62	1,947
Franklin Resources, Inc. (Capital Markets)	130	3,801
Garmin, Ltd. (Household Durables)	70	7,412
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	178	13,884
Gen Digital, Inc. (Software)	121	2,353
Generac Holdings, Inc.* (Electrical Equipment)	29	4,457
General Dynamics Corp. (Aerospace & Defense)	48	10,732
General Electric Co. (Industrial Conglomerates)	496	56,663
General Mills, Inc. (Food Products)	84	6,278
General Motors Co. (Automobile Components)	631	24,211
Genuine Parts Co. (Distributors)	17	2,647
Global Payments, Inc. (Financial Services)	119	13,120
Globe Life, Inc. (Insurance)	12	1,346
Halliburton Co. (Energy Equipment & Services)	410	16,023
Hasbro, Inc. (Leisure Products)	59	3,809
HCA Healthcare, Inc. (Health Care Providers & Services)	43	11,731
Healthpeak Properties, Inc. (Health Care REITs)	248	5,414
Henry Schein, Inc.* (Health Care Providers & Services)	60	4,727
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	589	10,237
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	63	9,796
Honeywell International, Inc. (Industrial Conglomerates)	302	58,627
Hormel Foods Corp. (Food Products)	36	1,472
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	322	5,925
Howmet Aerospace, Inc. (Aerospace & Defense)	167	8,540
HP, Inc. (Technology Hardware, Storage & Peripherals)	394	12,935
Humana, Inc. (Health Care Providers & Services)	21	9,593
Huntington Bancshares, Inc. (Banks)	655	8,017
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	17	3,904

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 111

Common Stocks, continued

	Shares	Value
IDEX Corp. (Machinery)	15	$3,387
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	19	10,540
Illinois Tool Works, Inc. (Machinery)	62	16,326
Illumina, Inc.* (Life Sciences Tools & Services)	72	13,834
Ingersoll Rand, Inc. (Machinery)	184	12,010
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,896	67,820
Intercontinental Exchange, Inc. (Capital Markets)	255	29,274
International Business Machines Corp. (IT Services)	413	59,547
International Flavors & Fragrances, Inc. (Chemicals)	115	9,730
International Paper Co. (Containers & Packaging)	157	5,661
Intuit, Inc. (Software)	61	31,214
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	81	26,276
Invesco, Ltd. (Capital Markets)	208	3,494
Invitation Homes, Inc. (Residential REITs)	263	9,337
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	43	9,622
Iron Mountain, Inc. (Specialized REITs)	49	3,009
Jacobs Solutions, Inc. (Professional Services)	58	7,274
Johnson & Johnson (Pharmaceuticals)	448	75,053
Johnson Controls International PLC (Building Products)	313	21,769
JPMorgan Chase & Co. (Banks)	1,328	209,770
Juniper Networks, Inc. (Communications Equipment)	145	4,031
Kellogg Co. (Food Products)	52	3,478
Keurig Dr Pepper, Inc. (Beverages)	190	6,462
KeyCorp (Banks)	425	5,232
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	38	6,121
Kimberly-Clark Corp. (Household Products)	80	10,328
Kimco Realty Corp. (Retail REITs)	281	5,693
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	896	15,868
L3Harris Technologies, Inc. (Aerospace & Defense)	43	8,148
Laboratory Corp. of America Holdings (Health Care Providers & Services)	41	8,771
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	149	8,912
Leidos Holdings, Inc. (Professional Services)	22	2,058
Lennar Corp.—Class A (Household Durables)	116	14,713
Lincoln National Corp. (Insurance)	70	1,963
Linde PLC (Chemicals)	87	33,987
Live Nation Entertainment, Inc.* (Entertainment)	66	5,792
LKQ Corp. (Distributors)	115	6,301
Lockheed Martin Corp. (Aerospace & Defense)	30	13,391
Loews Corp. (Insurance)	86	5,388
Lowe's Cos., Inc. (Specialty Retail)	84	19,679
LyondellBasell Industries N.V.—Class A (Chemicals)	115	11,369
M&T Bank Corp. (Banks)	75	10,490
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	100	13,302
MarketAxess Holdings, Inc. (Capital Markets)	9	2,423
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	59	11,835
Marsh & McLennan Cos., Inc. (Insurance)	81	15,262
Martin Marietta Materials, Inc. (Construction Materials)	29	12,947
Masco Corp. (Building Products)	29	1,760
Match Group, Inc.* (Interactive Media & Services)	127	5,907
McCormick & Co., Inc. (Food Products)	57	5,100
McDonald's Corp. (Hotels, Restaurants & Leisure)	127	37,236
McKesson Corp. (Health Care Providers & Services)	34	13,682
Medtronic PLC (Health Care Equipment & Supplies)	606	53,183
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	1,007	320,830
MetLife, Inc. (Insurance)	293	18,450
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	4	5,030
MGM Resorts International (Hotels, Restaurants & Leisure)	137	6,955
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	126	11,836
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	498	35,552
Microsoft Corp. (Software)	1,419	476,671
Mid-America Apartment Communities, Inc. (Residential REITs)	53	7,932
Mohawk Industries, Inc.* (Household Durables)	24	2,552
Molson Coors Beverage Co.—Class B (Beverages)	84	5,861
Mondelez International, Inc.—Class A (Food Products)	285	21,128
Moody's Corp. (Capital Markets)	38	13,405
Morgan Stanley (Capital Markets)	592	54,204
Motorola Solutions, Inc. (Communications Equipment)	35	10,032
MSCI, Inc. (Capital Markets)	15	8,221
Nasdaq, Inc. (Capital Markets)	55	2,777
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	97	7,567
Netflix, Inc.* (Entertainment)	202	88,671
Newell Brands, Inc. (Household Durables)	170	1,897
Newmont Corp. (Metals & Mining)	361	15,494
News Corp.—Class A (Media)	173	3,429
News Corp.—Class B (Media)	53	1,066
NextEra Energy, Inc. (Electric Utilities)	921	67,508
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	560	61,818
NiSource, Inc. (Multi-Utilities)	187	5,206
Nordson Corp. (Machinery)	25	6,290
Norfolk Southern Corp. (Ground Transportation)	104	24,293
Northern Trust Corp. (Capital Markets)	95	7,611
Northrop Grumman Corp. (Aerospace & Defense)	17	7,565
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	191	4,215
NRG Energy, Inc. (Electric Utilities)	54	2,051

See accompanying notes to the financial statements.

112 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
NVR, Inc.* (Household Durables)	1	$6,306
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	48	10,703
Omnicom Group, Inc. (Media)	91	7,700
Oracle Corp. (Software)	287	33,645
Organon & Co. (Pharmaceuticals)	115	2,528
Otis Worldwide Corp. (Machinery)	187	17,010
PACCAR, Inc. (Machinery)	238	20,499
Packaging Corp. of America (Containers & Packaging)	41	6,287
Paramount Global(a) —Class B (Media)	229	3,671
Parker-Hannifin Corp. (Machinery)	59	24,190
Paychex, Inc. (Professional Services)	63	7,905
PayPal Holdings, Inc.* (Financial Services)	507	38,441
Pentair PLC (Machinery)	74	5,143
Philip Morris International, Inc. (Tobacco)	325	32,409
Phillips 66 (Oil, Gas & Consumable Fuels)	209	23,314
Phinia, Inc.* (Automobile Components)	—	6
Pinnacle West Capital Corp. (Electric Utilities)	51	4,224
Pool Corp. (Distributors)	7	2,693
PPG Industries, Inc. (Chemicals)	107	15,397
PPL Corp. (Electric Utilities)	335	9,223
Principal Financial Group, Inc. (Insurance)	41	3,275
Prologis, Inc. (Industrial REITs)	421	52,520
Prudential Financial, Inc. (Insurance)	166	16,017
Public Service Enterprise Group, Inc. (Multi-Utilities)	226	14,265
Public Storage (Specialized REITs)	28	7,889
PulteGroup, Inc. (Household Durables)	101	8,523
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	45	4,951
Quest Diagnostics, Inc. (Health Care Providers & Services)	17	2,299
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	19	2,495
Realty Income Corp. (Retail REITs)	306	18,657
Regency Centers Corp. (Retail REITs)	70	4,587
Regions Financial Corp. (Banks)	427	8,698
Republic Services, Inc. (Commercial Services & Supplies)	43	6,498
ResMed, Inc. (Health Care Equipment & Supplies)	31	6,893
Revvity, Inc. (Life Sciences Tools & Services)	58	7,131
Robert Half, Inc. (Professional Services)	49	3,633
Rockwell Automation, Inc. (Electrical Equipment)	52	17,487
Roper Technologies, Inc. (Software)	48	23,666
Ross Stores, Inc. (Specialty Retail)	155	17,769
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	100	10,911
RTX Corp. (Aerospace & Defense)	665	58,474
S&P Global, Inc. (Capital Markets)	149	58,782
Salesforce, Inc.* (Software)	444	99,905
SBA Communications Corp. (Specialized REITs)	22	4,817
Schlumberger N.V. (Energy Equipment & Services)	304	17,735
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	88	5,588
Sealed Air Corp. (Containers & Packaging)	65	2,965
Sempra (Multi-Utilities)	58	8,643
Simon Property Group, Inc. (Retail REITs)	148	18,441
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	72	8,235
Snap-on, Inc. (Machinery)	10	2,724
Southwest Airlines Co. (Passenger Airlines)	270	9,223
Stanley Black & Decker, Inc. (Machinery)	70	6,949
Starbucks Corp. (Hotels, Restaurants & Leisure)	255	25,900
State Street Corp. (Capital Markets)	152	11,011
STERIS PLC (Health Care Equipment & Supplies)	45	10,150
Stryker Corp. (Health Care Equipment & Supplies)	153	43,362
Synchrony Financial (Consumer Finance)	193	6,666
Sysco Corp. (Consumer Staples Distribution & Retail)	230	17,551
T. Rowe Price Group, Inc. (Capital Markets)	102	12,573
Take-Two Interactive Software, Inc.* (Entertainment)	72	11,012
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	104	4,488
Target Corp. (Consumer Staples Distribution & Retail)	210	28,659
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	144	20,662
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	22	8,460
Teleflex, Inc. (Health Care Equipment & Supplies)	22	5,526
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	36	4,066
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	152	27,360
Textron, Inc. (Aerospace & Defense)	92	7,155
The AES Corp. (Independent Power and Renewable Electricity Producers)	124	2,682
The Allstate Corp. (Insurance)	120	13,522
The Bank of New York Mellon Corp. (Capital Markets)	325	14,742
The Boeing Co.* (Aerospace & Defense)	257	61,385
The Charles Schwab Corp. (Capital Markets)	277	18,310
The Cigna Group (Health Care Providers & Services)	69	20,362
The Clorox Co. (Household Products)	31	4,696
The Coca-Cola Co. (Beverages)	619	38,334
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	23	8,999
The Estee Lauder Cos., Inc. (Personal Care Products)	106	19,080
The Goldman Sachs Group, Inc. (Capital Markets)	151	53,736
The Hartford Financial Services Group, Inc. (Insurance)	141	10,135
The Home Depot, Inc. (Specialty Retail)	216	72,109
The Interpublic Group of Cos., Inc. (Media)	175	5,990
The JM Smucker Co. (Food Products)	48	7,231
The Kraft Heinz Co. (Food Products)	362	13,097
The Kroger Co. (Consumer Staples Distribution & Retail)	297	14,446

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 113

Common Stocks, continued

	Shares	Value
The PNC Financial Services Group, Inc. (Banks)	182	$24,914
The Procter & Gamble Co. (Household Products)	482	75,336
The Sherwin-Williams Co. (Chemicals)	107	29,586
The Southern Co. (Electric Utilities)	497	35,953
The TJX Cos., Inc. (Specialty Retail)	188	16,268
The Travelers Cos., Inc. (Insurance)	48	8,285
The Walt Disney Co.* (Entertainment)	831	73,868
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	84	11,573
Trane Technologies PLC (Building Products)	104	20,742
TransDigm Group, Inc. (Aerospace & Defense)	13	11,696
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	112	6,026
Truist Financial Corp. (Banks)	606	20,131
Tyler Technologies, Inc.* (Software)	10	3,966
Tyson Foods, Inc.—Class A (Food Products)	129	7,188
U.S. Bancorp (Banks)	634	25,157
UDR, Inc. (Residential REITs)	139	5,682
Union Pacific Corp. (Ground Transportation)	139	32,251
United Airlines Holdings, Inc.* (Passenger Airlines)	149	8,092
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	329	61,565
United Rentals, Inc. (Trading Companies & Distributors)	32	14,869
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	29	4,030
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	164	21,141
Ventas, Inc. (Health Care REITs)	182	8,831
VeriSign, Inc.* (IT Services)	21	4,430
Verisk Analytics, Inc. (Professional Services)	36	8,241
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,912	65,160
VF Corp. (Textiles, Apparel & Luxury Goods)	149	2,952
Viatris, Inc. (Pharmaceuticals)	543	5,718
VICI Properties, Inc. (Specialized REITs)	195	6,139
Vulcan Materials Co. (Construction Materials)	25	5,513
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	325	9,740
Walmart, Inc. (Consumer Staples Distribution & Retail)	639	102,152
Warner Bros. Discovery, Inc.* (Entertainment)	1,008	13,175
Waste Management, Inc. (Commercial Services & Supplies)	70	11,465
WEC Energy Group, Inc. (Multi-Utilities)	70	6,290
Wells Fargo & Co. (Banks)	1,706	78,749
Welltower, Inc. (Health Care REITs)	226	18,565
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	34	12,513
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	145	6,171
Westinghouse Air Brake Technologies Corp. (Machinery)	82	9,712
Westrock Co. (Containers & Packaging)	116	3,862
Weyerhaeuser Co. (Specialized REITs)	143	4,871
Whirlpool Corp. (Household Durables)	25	3,607
Willis Towers Watson PLC (Insurance)	48	10,144
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	47	5,122
Xcel Energy, Inc. (Electric Utilities)	250	15,683
Xylem, Inc. (Machinery)	109	12,290
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	45	6,195
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	24	7,391
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	96	13,262
Zions Bancorp NA (Banks)	67	2,563
Zoetis, Inc. (Pharmaceuticals)	211	39,687
TOTAL COMMON STOCKS (Cost $5,294,445)		7,992,792

Collateral for Securities Loaned(b)NM

Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(c)	3,182	3,182
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,182)		3,182
TOTAL INVESTMENT SECURITIES (Cost $5,297,627)—99.8%		7,995,974
Net other assets (liabilities)—0.2%		14,028
NET ASSETS—100.0%		$8,010,002

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $3,238.
(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

114 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Large-Cap Value ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$190,990	2.4%
Air Freight & Logistics	92,415	1.2%
Automobile Components	66,206	0.8%
Banks	556,023	6.9%
Beverages	62,342	0.8%
Biotechnology	9,457	0.1%
Broadline Retail	306,238	3.8%
Building Products	75,641	1.0%
Capital Markets	382,915	4.8%
Chemicals	171,109	2.1%
Commercial Services & Supplies	25,494	0.3%
Communications Equipment	115,444	1.4%
Construction Materials	18,460	0.2%
Consumer Finance	55,400	0.7%
Consumer Staples Distribution & Retail	211,233	2.6%
Containers & Packaging	40,830	0.5%
Distributors	11,641	0.2%
Diversified REITs	3,452	NM
Diversified Telecommunication Services	112,366	1.4%
Electric Utilities	276,271	3.5%
Electrical Equipment	91,106	1.1%
Electronic Equipment, Instruments & Components	64,740	0.8%
Energy Equipment & Services	50,186	0.6%
Entertainment	210,036	2.6%
Financial Services	368,017	4.6%
Food Products	88,999	1.1%
Gas Utilities	3,164	NM
Ground Transportation	72,504	0.9%
Health Care Equipment & Supplies	335,977	4.2%
Health Care Providers & Services	162,599	2.0%
Health Care REITs	32,810	0.4%
Hotel & Resort REITs	5,925	0.1%
Hotels, Restaurants & Leisure	210,103	2.6%
Household Durables	54,029	0.7%
Household Products	113,848	1.4%
Independent Power and Renewable Electricity Producers	2,682	NM
Industrial Conglomerates	143,277	1.8%
Industrial REITs	52,520	0.7%
Insurance	192,691	2.4%
Interactive Media & Services	326,737	4.1%
IT Services	137,327	1.7%
Leisure Products	3,809	0.1%
Life Sciences Tools & Services	66,836	0.8%
Machinery	191,945	2.4%
Media	132,560	1.7%
Metals & Mining	15,494	0.2%
Multi-Utilities	107,367	1.3%
Office REITs	13,254	0.2%
Oil, Gas & Consumable Fuels	73,625	0.9%
Passenger Airlines	38,619	0.5%
Personal Care Products	19,080	0.2%
Pharmaceuticals	126,965	1.6%
Professional Services	44,688	0.6%
Real Estate Management & Development	11,747	0.2%
Residential REITs	57,977	0.7%
Retail REITs	47,378	0.6%
Semiconductors & Semiconductor Equipment	301,830	3.8%
Software	754,844	9.4%
Specialized REITs	125,080	1.6%
Specialty Retail	144,907	1.8%
Technology Hardware, Storage & Peripherals	42,498	0.5%
Textiles, Apparel & Luxury Goods	71,753	0.9%
Tobacco	50,032	0.6%
Trading Companies & Distributors	22,606	0.3%
Water Utilities	13,121	0.2%
Wireless Telecommunication Services	11,573	0.2%
Other**	17,210	0.2%
Total	$8,010,002	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Materials UltraSector ProFund† :: 115

Common Stocks (67.3%)

	Shares	Value
Air Products and Chemicals, Inc. (Chemicals)	1,481	$452,194
Albemarle Corp. (Chemicals)	781	165,791
Amcor PLC (Containers & Packaging)	9,806	100,610
Avery Dennison Corp. (Containers & Packaging)	537	98,813
Ball Corp. (Containers & Packaging)	2,096	123,014
Celanese Corp. (Chemicals)	668	83,761
CF Industries Holdings, Inc. (Chemicals)	1,298	106,540
Corteva, Inc. (Chemicals)	4,737	267,309
Dow, Inc. (Chemicals)	4,713	266,143
DuPont de Nemours, Inc. (Chemicals)	3,060	237,548
Eastman Chemical Co. (Chemicals)	795	68,036
Ecolab, Inc. (Chemicals)	1,650	302,181
FMC Corp. (Chemicals)	833	80,160
Freeport-McMoRan, Inc. (Metals & Mining)	9,549	426,362
International Flavors & Fragrances, Inc. (Chemicals)	1,699	143,752
International Paper Co. (Containers & Packaging)	2,313	83,407
Linde PLC (Chemicals)	3,261	1,273,976
LyondellBasell Industries N.V.—Class A (Chemicals)	1,690	167,073
Martin Marietta Materials, Inc. (Construction Materials)	413	184,388
Newmont Corp. (Metals & Mining)	5,295	227,261
Nucor Corp. (Metals & Mining)	1,673	287,907
Packaging Corp. of America (Containers & Packaging)	599	91,857
PPG Industries, Inc. (Chemicals)	1,569	225,779
Sealed Air Corp. (Containers & Packaging)	962	43,886
Steel Dynamics, Inc. (Metals & Mining)	1,070	114,041
The Mosaic Co. (Chemicals)	2,212	90,161
The Sherwin-Williams Co. (Chemicals)	1,564	432,446
Vulcan Materials Co. (Construction Materials)	887	195,583
Westrock Co. (Containers & Packaging)	1,707	56,826
TOTAL COMMON STOCKS (Cost $3,806,049)		6,396,805

Repurchase Agreements(a)(b) (29.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $2,781,901	$2,781,000	$2,781,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,781,000)		2,781,000
TOTAL INVESTMENT SECURITIES (Cost $6,587,049)—96.6%		9,177,805
Net other assets (liabilities)—3.4%		318,405
NET ASSETS—100.0%		$9,496,210

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $635,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$5,952,181	$100,320
S&P Materials Select Sector Index	UBS AG	8/23/23	5.68%	1,828,365	34,662
				$7,780,546	$134,982

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

116 :: Materials UltraSector ProFund† :: Schedule of Portfolio Investments :: July 31, 2023

Materials UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Chemicals	$4,362,849	45.9%
Construction Materials	379,972	4.0%
Containers & Packaging	598,413	6.3%
Metals & Mining	1,055,571	11.1%
Other**	3,099,405	32.7%
Total	$9,496,210	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 117

Common Stocks (99.7%)

	Shares		Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,265		$99,973
Acuity Brands, Inc. (Electrical Equipment)	377		62,295
Advanced Drainage Systems, Inc. (Building Products)	1,141		139,191
AECOM (Construction & Engineering)	1,780		154,860
Affiliated Managers Group, Inc. (Capital Markets)	566		78,470
AGCO Corp. (Machinery)	766		101,955
Agree Realty Corp. (Retail REITs)	1,525		98,789
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	603		31,121
American Financial Group, Inc. (Insurance)	745		90,599
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,387		69,438
Annaly Capital Management, Inc. (Mortgage REITs)	11,708		235,214
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	7,960		95,042
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	6,545		175,079
AptarGroup, Inc. (Containers & Packaging)	729		88,544
Aramark (Hotels, Restaurants & Leisure)	2,532		102,217
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,216		41,976
Ashland, Inc. (Chemicals)	771		70,439
Autoliv, Inc. (Automobile Components)	587		59,246
AutoNation, Inc.* (Specialty Retail)	344		55,377
Avis Budget Group, Inc.* (Ground Transportation)	566		124,684
Axalta Coating Systems, Ltd.* (Chemicals)	2,362		75,584
Belden, Inc. (Electronic Equipment, Instruments & Components)	1,009		97,510
BellRing Brands, Inc.* (Personal Care Products)	1,291		46,411
Berry Global Group, Inc. (Containers & Packaging)	1,244		81,569
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	1,816		120,419
Black Hills Corp. (Multi-Utilities)	822		49,591
Blackbaud, Inc.* (Software)	493		37,197
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,074		73,376
Brixmor Property Group, Inc. (Retail REITs)	3,490		79,363
Bruker Corp. (Life Sciences Tools & Services)	1,396		95,933
Brunswick Corp. (Leisure Products)	989		85,361
Builders FirstSource, Inc.* (Building Products)	3,038		438,779
BWX Technologies, Inc. (Aerospace & Defense)	2,168		149,592
Cabot Corp. (Chemicals)	1,330		94,430
CACI International, Inc.*—Class A (Professional Services)	346		121,252
Calix, Inc.* (Communications Equipment)	1,366		61,620
Carlisle Cos., Inc. (Building Products)	1,208		334,858
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	882		222,846
Cathay General Bancorp (Banks)	876		33,323
Celsius Holdings, Inc.* (Beverages)	965		139,636
ChampionX Corp. (Energy Equipment & Services)	4,693		167,071
Chart Industries, Inc.* (Machinery)	448		81,608
Chemed Corp. (Health Care Providers & Services)	243		126,625
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	371		48,508
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	748		117,316
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	1,562		180,959
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,310		105,848
Clean Harbors, Inc.* (Commercial Services & Supplies)	1,193		198,348
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,925		80,070
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,128		116,231
Columbia Banking System, Inc. (Banks)	2,570		57,440
Commerce Bancshares, Inc. (Banks)	1,829		97,266
Commercial Metals Co. (Metals & Mining)	1,555		88,977
CommVault Systems, Inc.* (Software)	698		54,395
Concentrix Corp. (Professional Services)	1,012		84,239
Corporate Office Properties Trust (Office REITs)	1,387		36,062
Crane Co. (Machinery)	572		53,591
Crane NXT Co. (Machinery)	572		33,834
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,470		159,275
Crown Holdings, Inc. (Containers & Packaging)	1,110		102,964
CubeSmart (Specialized REITs)	2,876		124,704
Cullen/Frost Bankers, Inc. (Banks)	1,023		111,078
Curtiss-Wright Corp. (Aerospace & Defense)	908		173,755
Darling Ingredients, Inc.* (Food Products)	3,782		261,904
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	625		339,806
Dick's Sporting Goods, Inc. (Specialty Retail)	728		102,648
Donaldson Co., Inc. (Machinery)	1,839		115,544
Doximity, Inc.*—Class A (Health Care Technology)	1,660		59,312
Dropbox, Inc.*—Class A (Software)	6,447		173,747
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	2,296		122,882
Dynatrace, Inc.* (Software)	5,139		281,052
Eagle Materials, Inc. (Construction Materials)	854		157,452
East West Bancorp, Inc. (Banks)	1,710		106,379
EastGroup Properties, Inc. (Industrial REITs)	580		102,764
EMCOR Group, Inc. (Construction & Engineering)	1,126		242,135
Encompass Health Corp. (Health Care Providers & Services)	1,092		72,105
Envestnet, Inc.* (Software)	632		39,171
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,722		48,967
Essential Utilities, Inc. (Water Utilities)	5,703		241,180
Euronet Worldwide, Inc.* (Financial Services)	548		48,153
Evercore, Inc. (Capital Markets)	418		56,455
Exelixis, Inc.* (Biotechnology)	7,719		152,141
ExlService Holdings, Inc.* (Professional Services)	788		111,069
Exponent, Inc. (Professional Services)	832		74,531
Extra Space Storage, Inc. (Specialized REITs)	—	§	23
Federated Hermes, Inc. (Capital Markets)	1,391		47,058
First Financial Bankshares, Inc. (Banks)	1,631		53,154

See accompanying notes to the financial statements.

118 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
First Horizon Corp. (Banks)	8,414	$114,684
First Industrial Realty Trust, Inc. (Industrial REITs)	1,599	82,668
FirstCash Holdings, Inc. (Consumer Finance)	872	83,084
Five Below, Inc.* (Specialty Retail)	910	189,589
Flowers Foods, Inc. (Food Products)	2,878	71,115
Fox Factory Holding Corp.* (Automobile Components)	1,003	112,235
FTI Consulting, Inc.* (Professional Services)	806	141,179
GATX Corp. (Trading Companies & Distributors)	436	54,657
Genpact, Ltd. (Professional Services)	2,289	82,610
Gentex Corp. (Automobile Components)	2,548	85,562
Glacier Bancorp, Inc. (Banks)	1,419	46,401
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,894	114,151
Graco, Inc. (Machinery)	2,594	205,782
Grand Canyon Education, Inc.* (Diversified Consumer Services)	728	79,024
Graphic Packaging Holding Co. (Containers & Packaging)	5,169	125,090
H&R Block, Inc. (Diversified Consumer Services)	3,609	121,298
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,196	110,319
Halozyme Therapeutics, Inc.* (Biotechnology)	3,122	134,121
Hancock Whitney Corp. (Banks)	1,000	44,010
Harley-Davidson, Inc. (Automobile Components)	1,954	75,444
HealthEquity, Inc.* (Health Care Providers & Services)	2,027	137,714
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,343	69,957
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	929	43,199
Hubbell, Inc. (Electrical Equipment)	1,270	396,240
IDACORP, Inc. (Electric Utilities)	636	65,394
Inari Medical, Inc.* (Health Care Equipment & Supplies)	1,220	69,625
Insperity, Inc. (Professional Services)	851	100,120
Interactive Brokers Group, Inc. (Capital Markets)	1,367	119,380
International Bancshares Corp. (Banks)	763	37,875
Iridium Communications, Inc. (Diversified Telecommunication Services)	2,985	156,862
ITT, Inc. (Machinery)	898	89,441
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,518	197,978
Jefferies Financial Group, Inc. (Capital Markets)	4,427	162,869
KBR, Inc. (Professional Services)	3,218	197,875
Kinsale Capital Group, Inc. (Insurance)	516	192,278
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,909	115,972
Lamar Advertising Co.—Class A (Specialized REITs)	1,161	114,591
Lancaster Colony Corp. (Food Products)	470	90,536
Landstar System, Inc. (Ground Transportation)	851	173,255
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,620	140,114
Lattice Semiconductor Corp.*(a) (Semiconductors & Semiconductor Equipment)	3,263	296,737
Lennox International, Inc. (Building Products)	476	174,901
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	994	69,878
Lincoln Electric Holdings, Inc. (Machinery)	1,365	273,968
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	365	111,179
Louisiana-Pacific Corp. (Paper & Forest Products)	1,708	130,030
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,227	85,792
Manhattan Associates, Inc.* (Software)	852	162,408
Masimo Corp.* (Health Care Equipment & Supplies)	724	88,545
Matador Resources Co. (Oil, Gas & Consumable Fuels)	2,684	149,311
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	587	148,611
Mercury Systems, Inc.* (Aerospace & Defense)	800	30,384
MP Materials Corp.*(a) (Metals & Mining)	2,189	52,208
MSA Safety, Inc. (Commercial Services & Supplies)	481	79,846
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	561	56,616
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,479	150,536
Murphy USA, Inc. (Specialty Retail)	476	146,146
National Fuel Gas Co. (Gas Utilities)	1,524	80,940
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,808	106,672
National Storage Affiliates Trust (Specialized REITs)	914	30,884
Neurocrine Biosciences, Inc.* (Biotechnology)	2,312	235,570
New Jersey Resources Corp. (Gas Utilities)	1,494	66,782
NewMarket Corp. (Chemicals)	86	38,846
Nexstar Media Group, Inc. (Media)	850	158,712
NNN REIT, Inc. (Retail REITs)	2,287	97,609
NOV, Inc. (Energy Equipment & Services)	9,333	187,406
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	848	150,011
nVent Electric PLC (Electrical Equipment)	3,928	207,713
OGE Energy Corp. (Electric Utilities)	4,748	171,640
Olin Corp. (Chemicals)	2,850	164,387
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	669	48,757
Omega Healthcare Investors, Inc. (Health Care REITs)	2,722	86,832
ONE Gas, Inc.(a) (Gas Utilities)	1,313	103,897
Option Care Health, Inc.* (Health Care Providers & Services)	3,920	132,418
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	734	59,674
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	4,463	205,701
Owens Corning (Building Products)	1,153	161,408
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	317	26,216
Paylocity Holding Corp.* (Professional Services)	979	222,086
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,600	123,344
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	2,073	157,320
Penumbra, Inc.* (Health Care Equipment & Supplies)	572	173,522

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 119

Common Stocks, continued

	Shares	Value
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,665	$99,500
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,369	92,462
PNM Resources, Inc. (Electric Utilities)	1,261	56,518
Polaris, Inc. (Leisure Products)	660	89,654
PotlatchDeltic Corp. (Specialized REITs)	1,080	57,920
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,359	132,013
Primerica, Inc. (Insurance)	594	126,344
Progyny, Inc.* (Health Care Providers & Services)	670	27,979
Qualys, Inc.* (Software)	796	110,485
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	704	61,501
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,719	179,748
Rayonier, Inc. (Specialized REITs)	1,933	64,021
Reliance Steel & Aluminum Co. (Metals & Mining)	1,394	408,247
RenaissanceRe Holdings, Ltd. (Insurance)	668	124,756
Repligen Corp.* (Life Sciences Tools & Services)	1,228	210,676
Rexford Industrial Realty, Inc. (Industrial REITs)	2,716	149,625
RLI Corp. (Insurance)	961	128,207
Royal Gold, Inc. (Metals & Mining)	1,558	187,178
RPM International, Inc. (Chemicals)	3,056	315,714
Saia, Inc.* (Ground Transportation)	359	151,907
Science Applications International Corp. (Professional Services)	857	103,988
SEI Investments Co. (Capital Markets)	2,402	151,302
Selective Insurance Group, Inc. (Insurance)	1,434	147,974
Service Corp. International (Diversified Consumer Services)	3,584	238,874
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	867	225,940
Silgan Holdings, Inc. (Containers & Packaging)	1,987	87,130
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	402	59,954
Simpson Manufacturing Co., Inc. (Building Products)	1,012	159,896
SLM Corp. (Consumer Finance)	5,746	92,970
Sonoco Products Co. (Containers & Packaging)	1,184	69,430
SouthState Corp. (Banks)	1,026	79,689
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	26,104	169,154
Spire, Inc. (Gas Utilities)	611	38,841
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,319	51,771
STAAR Surgical Co.* (Health Care Equipment & Supplies)	779	42,666
STAG Industrial, Inc. (Industrial REITs)	1,914	69,478
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	865	285,684
Tempur Sealy International, Inc. (Household Durables)	4,079	182,046
Teradata Corp.* (Software)	1,102	62,649
Tetra Tech, Inc. (Commercial Services & Supplies)	719	121,662
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	1,588	177,141
The Boston Beer Co., Inc.*—Class A (Beverages)	153	56,830
The Brink's Co. (Commercial Services & Supplies)	517	37,720
The Chemours Co. (Chemicals)	2,016	74,552
The Hanover Insurance Group, Inc. (Insurance)	500	56,740
The Middleby Corp.* (Machinery)	609	92,477
The New York Times Co.—Class A (Media)	1,943	79,197
The Timken Co. (Machinery)	765	71,038
The Toro Co. (Machinery)	2,472	251,279
The Wendy's Co. (Hotels, Restaurants & Leisure)	3,996	85,874
TopBuild Corp.* (Household Durables)	399	109,298
Trex Co., Inc.* (Building Products)	1,367	94,514
UFP Industries, Inc. (Building Products)	1,472	151,263
United Bankshares, Inc. (Banks)	1,532	51,230
United Therapeutics Corp.* (Biotechnology)	1,110	269,420
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	651	94,968
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,504	64,266
Valaris, Ltd.* (Energy Equipment & Services)	1,426	109,517
Valmont Industries, Inc. (Construction & Engineering)	499	132,110
Valvoline, Inc. (Specialty Retail)	1,514	57,487
Vicor Corp.* (Electrical Equipment)	229	21,130
Visteon Corp.* (Automobile Components)	673	103,703
Watsco, Inc. (Trading Companies & Distributors)	792	299,527
Watts Water Technologies, Inc.—Class A (Machinery)	338	63,047
WESCO International, Inc. (Trading Companies & Distributors)	481	84,449
Westlake Corp. (Chemicals)	817	112,338
WEX, Inc.* (Financial Services)	1,016	192,379
Williams-Sonoma, Inc. (Specialty Retail)	747	103,564
Wingstop, Inc. (Hotels, Restaurants & Leisure)	711	119,860
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)	1,327	87,449
World Wrestling Entertainment, Inc.—Class A (Entertainment)	1,029	108,045
Worthington Industries, Inc. (Metals & Mining)	353	26,341
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,058	82,439
YETI Holdings, Inc.* (Leisure Products)	1,129	48,095
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	3,323	84,969
TOTAL COMMON STOCKS (Cost $26,609,273)		28,842,505

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $83,026	$83,000	$83,000
TOTAL REPURCHASE AGREEMENTS (Cost $83,000)		83,000

See accompanying notes to the financial statements.

120 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Collateral for Securities Loaned(c) (1.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(d)	405,719	$405,719
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $405,719)		405,719
TOTAL INVESTMENT SECURITIES (Cost $27,097,992)—101.4%		29,331,224
Net other assets (liabilities)—(1.4)%		(400,349)
NET ASSETS—100.0%		$28,930,875

§	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $398,521.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trust

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$353,731	1.2%
Automobile Components	436,190	1.5%
Banks	832,528	2.9%
Beverages	196,466	0.7%
Biotechnology	833,228	2.9%
Broadline Retail	48,757	0.2%
Building Products	1,654,810	5.7%
Capital Markets	615,534	2.1%
Chemicals	946,291	3.3%
Commercial Services & Supplies	437,576	1.5%
Communications Equipment	61,620	0.2%
Construction & Engineering	529,105	1.8%
Construction Materials	157,452	0.5%
Consumer Finance	176,054	0.6%
Consumer Staples Distribution & Retail	558,802	1.9%
Containers & Packaging	554,727	1.9%
Diversified Consumer Services	439,197	1.5%
Diversified Telecommunication Services	156,862	0.5%
Electric Utilities	293,552	1.0%
Electrical Equipment	687,378	2.4%
Electronic Equipment, Instruments & Components	581,603	2.0%
Energy Equipment & Services	463,994	1.6%
Entertainment	108,045	0.4%
Financial Services	240,532	0.8%
Food Products	423,555	1.5%
Gas Utilities	290,460	1.0%
Ground Transportation	565,818	2.0%
Health Care Equipment & Supplies	1,026,384	3.5%
Health Care Providers & Services	596,814	2.1%
Health Care REITs	86,832	0.3%
Health Care Technology	59,312	0.2%
Hotels, Restaurants & Leisure	1,102,129	3.8%
Household Durables	291,344	1.0%
Independent Power and Renewable Electricity Producers	59,674	0.2%
Industrial REITs	404,535	1.4%
Insurance	866,897	3.0%
Interactive Media & Services	84,969	0.3%
Leisure Products	223,110	0.8%
Life Sciences Tools & Services	455,220	1.6%
Machinery	1,433,564	5.0%
Media	237,909	0.8%
Metals & Mining	762,951	2.6%
Mortgage REITs	235,214	0.8%
Multi-Utilities	49,591	0.2%
Office REITs	36,062	0.1%
Oil, Gas & Consumable Fuels	1,844,426	6.5%
Paper & Forest Products	130,030	0.4%
Personal Care Products	46,411	0.2%
Pharmaceuticals	197,978	0.7%
Professional Services	1,238,949	4.3%
Retail REITs	275,761	0.9%
Semiconductors & Semiconductor Equipment	963,320	3.3%
Software	921,104	3.2%
Specialized REITs	392,143	1.4%
Specialty Retail	654,811	2.3%
Technology Hardware, Storage & Peripherals	285,684	1.0%
Textiles, Apparel & Luxury Goods	499,081	1.7%
Trading Companies & Distributors	495,249	1.7%
Water Utilities	241,180	0.8%
Other**	88,370	0.3%
Total	$28,930,875	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 121

Common Stocks (69.3%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	117	$9,247
ACI Worldwide, Inc.* (Software)	138	3,200
Acuity Brands, Inc. (Electrical Equipment)	40	6,610
Adient PLC* (Automobile Components)	120	5,107
Advanced Drainage Systems, Inc. (Building Products)	80	9,759
AECOM (Construction & Engineering)	177	15,400
Affiliated Managers Group, Inc. (Capital Markets)	46	6,377
AGCO Corp. (Machinery)	79	10,515
Agree Realty Corp. (Retail REITs)	119	7,709
Alcoa Corp. (Metals & Mining)	227	8,215
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	83	4,284
ALLETE, Inc. (Electric Utilities)	73	4,192
Amedisys, Inc.* (Health Care Providers & Services)	41	3,724
American Financial Group, Inc. (Insurance)	89	10,823
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	128	3,724
Annaly Capital Management, Inc. (Mortgage REITs)	628	12,616
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	427	5,098
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	351	9,389
Apartment Income REIT Corp. (Residential REITs)	190	6,563
AptarGroup, Inc. (Containers & Packaging)	83	10,081
Aramark (Hotels, Restaurants & Leisure)	331	13,361
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	72	10,263
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	136	4,695
ASGN, Inc.* (Professional Services)	63	4,808
Ashland, Inc. (Chemicals)	62	5,664
Aspen Technology, Inc.* (Software)	37	6,605
Associated Banc-Corp. (Banks)	192	3,638
Autoliv, Inc. (Automobile Components)	98	9,891
AutoNation, Inc.* (Specialty Retail)	40	6,439
Avient Corp. (Chemicals)	109	4,418
Avis Budget Group, Inc.* (Ground Transportation)	30	6,609
Avnet, Inc. (Electronic Equipment, Instruments & Components)	116	5,626
Axalta Coating Systems, Ltd.* (Chemicals)	282	9,024
Azenta, Inc.* (Life Sciences Tools & Services)	83	3,899
Bank OZK (Banks)	137	5,991
Belden, Inc. (Electronic Equipment, Instruments & Components)	54	5,219
BellRing Brands, Inc.* (Personal Care Products)	169	6,075
Berry Global Group, Inc. (Containers & Packaging)	152	9,967
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	171	11,339
Black Hills Corp. (Multi-Utilities)	85	5,128
Blackbaud, Inc.* (Software)	58	4,376
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	98	6,695
Brighthouse Financial, Inc.* (Insurance)	85	4,431
Brixmor Property Group, Inc. (Retail REITs)	382	8,687
Bruker Corp. (Life Sciences Tools & Services)	127	8,728
Brunswick Corp. (Leisure Products)	90	7,768
Builders FirstSource, Inc.* (Building Products)	163	23,543
BWX Technologies, Inc. (Aerospace & Defense)	116	8,004
Cable One, Inc. (Media)	6	4,344
Cabot Corp. (Chemicals)	71	5,041
CACI International, Inc.*—Class A (Professional Services)	29	10,163
Cadence Bank (Banks)	232	5,812
Calix, Inc.* (Communications Equipment)	73	3,293
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	160	5,906
Carlisle Cos., Inc. (Building Products)	65	18,018
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	48	3,600
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	47	11,875
Cathay General Bancorp (Banks)	92	3,500
Celsius Holdings, Inc.* (Beverages)	52	7,525
ChampionX Corp. (Energy Equipment & Services)	252	8,971
Chart Industries, Inc.* (Machinery)	53	9,654
Chemed Corp. (Health Care Providers & Services)	19	9,900
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	34	4,446
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	53	8,313
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	84	9,731
Ciena Corp.* (Communications Equipment)	190	8,018
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	70	5,656
Clean Harbors, Inc.* (Commercial Services & Supplies)	64	10,641
Cleveland-Cliffs, Inc.* (Metals & Mining)	655	11,561
CNO Financial Group, Inc. (Insurance)	146	3,755
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	211	4,304
Coca-Cola Consolidated, Inc. (Beverages)	6	3,800
Cognex Corp. (Electronic Equipment, Instruments & Components)	219	11,962
Coherent Corp.* (Electronic Equipment, Instruments & Components)	177	8,383
Columbia Banking System, Inc. (Banks)	265	5,923
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	45	3,537
Commerce Bancshares, Inc. (Banks)	144	7,658
Commercial Metals Co. (Metals & Mining)	149	8,526
CommVault Systems, Inc.* (Software)	56	4,364
Concentrix Corp. (Professional Services)	54	4,495
Corporate Office Properties Trust (Office REITs)	143	3,718
Coty, Inc.*—Class A (Personal Care Products)	466	5,611
Cousins Properties, Inc. (Office REITs)	193	4,715
Crane Co. (Machinery)	61	5,715
Crane NXT Co. (Machinery)	61	3,608
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	79	8,560
Crown Holdings, Inc. (Containers & Packaging)	153	14,192
CubeSmart (Specialized REITs)	286	12,402
Cullen/Frost Bankers, Inc. (Banks)	82	8,904
Curtiss-Wright Corp. (Aerospace & Defense)	49	9,376
Darling Ingredients, Inc.* (Food Products)	203	14,058

See accompanying notes to the financial statements.

122 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	34	$18,486
Dick's Sporting Goods, Inc. (Specialty Retail)	78	10,998
Donaldson Co., Inc. (Machinery)	154	9,676
Doximity, Inc.*—Class A (Health Care Technology)	151	5,395
Dropbox, Inc.*—Class A (Software)	346	9,325
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	123	6,583
Dynatrace, Inc.* (Software)	276	15,093
Eagle Materials, Inc. (Construction Materials)	46	8,481
East West Bancorp, Inc. (Banks)	180	11,198
EastGroup Properties, Inc. (Industrial REITs)	56	9,922
EMCOR Group, Inc. (Construction & Engineering)	60	12,902
Encompass Health Corp. (Health Care Providers & Services)	127	8,386
Energizer Holdings, Inc. (Household Products)	85	3,035
EnerSys (Electrical Equipment)	52	5,633
Enovis Corp.* (Health Care Equipment & Supplies)	61	3,898
Envestnet, Inc.* (Software)	69	4,277
Envista Holdings Corp.* (Health Care Equipment & Supplies)	208	7,157
EPR Properties (Specialized REITs)	96	4,285
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	551	5,714
Equity LifeStyle Properties, Inc. (Residential REITs)	223	15,873
Esab Corp. (Machinery)	66	4,534
Essent Group, Ltd. (Financial Services)	136	6,746
Essential Utilities, Inc. (Water Utilities)	306	12,941
Euronet Worldwide, Inc.* (Financial Services)	60	5,272
Evercore, Inc. (Capital Markets)	45	6,078
Exelixis, Inc.* (Biotechnology)	414	8,160
ExlService Holdings, Inc.* (Professional Services)	42	5,920
Exponent, Inc. (Professional Services)	65	5,823
Extra Space Storage, Inc. (Specialized REITs)	1	92
F.N.B. Corp. (Banks)	459	5,871
Federated Hermes, Inc. (Capital Markets)	108	3,654
First American Financial Corp. (Insurance)	131	8,303
First Financial Bankshares, Inc. (Banks)	165	5,377
First Horizon Corp. (Banks)	684	9,323
First Industrial Realty Trust, Inc. (Industrial REITs)	168	8,686
FirstCash Holdings, Inc. (Consumer Finance)	47	4,478
Five Below, Inc.* (Specialty Retail)	71	14,792
Flowers Foods, Inc. (Food Products)	245	6,054
Flowserve Corp. (Machinery)	167	6,306
Fluor Corp.* (Construction & Engineering)	182	5,638
Foot Locker, Inc. (Specialty Retail)	101	2,714
Fortune Brands Innovations, Inc. (Building Products)	161	11,442
Fox Factory Holding Corp.* (Automobile Components)	54	6,043
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	284	5,172
FTI Consulting, Inc.* (Professional Services)	43	7,532
GameStop Corp.*(a)—Class A (Specialty Retail)	322	7,148
GATX Corp. (Trading Companies & Distributors)	45	5,641
Genpact, Ltd. (Professional Services)	215	7,759
Gentex Corp. (Automobile Components)	297	9,973
Glacier Bancorp, Inc. (Banks)	141	4,611
Globus Medical, Inc.* (Health Care Equipment & Supplies)	102	6,148
Graco, Inc. (Machinery)	214	16,977
Graham Holdings Co.—Class B (Diversified Consumer Services)	5	2,934
Grand Canyon Education, Inc.* (Diversified Consumer Services)	39	4,233
Graphic Packaging Holding Co. (Containers & Packaging)	391	9,462
Greif, Inc.—Class A (Containers & Packaging)	33	2,441
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	114	3,813
GXO Logistics, Inc.* (Air Freight & Logistics)	151	10,128
H&R Block, Inc. (Diversified Consumer Services)	194	6,520
Haemonetics Corp.* (Health Care Equipment & Supplies)	64	5,903
Halozyme Therapeutics, Inc.* (Biotechnology)	167	7,174
Hancock Whitney Corp. (Banks)	109	4,797
Harley-Davidson, Inc. (Automobile Components)	166	6,409
Hawaiian Electric Industries, Inc. (Electric Utilities)	139	5,336
Healthcare Realty Trust, Inc. (Health Care REITs)	484	9,453
HealthEquity, Inc.* (Health Care Providers & Services)	109	7,405
Helen of Troy, Ltd.* (Household Durables)	31	4,380
Hertz Global Holdings, Inc.* (Ground Transportation)	200	3,370
Hexcel Corp. (Aerospace & Defense)	107	7,563
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	164	8,543
Highwoods Properties, Inc. (Office REITs)	134	3,386
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	98	4,557
Home BancShares, Inc. (Banks)	240	5,834
Hubbell, Inc. (Electrical Equipment)	68	21,215
ICU Medical, Inc.* (Health Care Equipment & Supplies)	26	4,633
IDACORP, Inc. (Electric Utilities)	64	6,580
Inari Medical, Inc.* (Health Care Equipment & Supplies)	65	3,710
Independence Realty Trust, Inc. (Residential REITs)	285	4,856
Ingredion, Inc. (Food Products)	84	9,346
Insperity, Inc. (Professional Services)	46	5,412
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	91	4,138
Interactive Brokers Group, Inc. (Capital Markets)	131	11,440
International Bancshares Corp. (Banks)	67	3,326
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	40	5,258
Iridium Communications, Inc. (Diversified Telecommunication Services)	160	8,408
ITT, Inc. (Machinery)	105	10,458
Jabil, Inc. (Electronic Equipment, Instruments &Components)	169	18,703
Janus Henderson Group PLC (Capital Markets)	169	4,960
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	81	10,564
Jefferies Financial Group, Inc. (Capital Markets)	237	8,719
JetBlue Airways Corp.* (Passenger Airlines)	417	3,240
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	61	10,160

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 123

Common Stocks, continued

	Shares	Value
KB Home (Household Durables)	102	$5,505
KBR, Inc. (Professional Services)	173	10,638
Kemper Corp. (Insurance)	81	4,129
Kilroy Realty Corp. (Office REITs)	134	4,784
Kinsale Capital Group, Inc. (Insurance)	28	10,434
Kirby Corp.* (Marine Transportation)	76	6,192
Kite Realty Group Trust (Retail REITs)	279	6,384
Knife River Corp.* (Construction Materials)	65	2,826
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	205	12,454
Kohl's Corp. (Broadline Retail)	141	4,011
Kyndryl Holdings, Inc.* (IT Services)	260	3,552
Lamar Advertising Co.—Class A (Specialized REITs)	111	10,956
Lancaster Colony Corp. (Food Products)	25	4,816
Landstar System, Inc. (Ground Transportation)	46	9,365
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	87	7,525
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	175	15,914
Lear Corp. (Automobile Components)	75	11,608
Leggett & Platt, Inc. (Household Durables)	169	4,945
Lennox International, Inc. (Building Products)	41	15,065
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	116	8,155
Lincoln Electric Holdings, Inc. (Machinery)	73	14,652
Lithia Motors, Inc. (Specialty Retail)	35	10,869
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	32	9,747
LivaNova PLC* (Health Care Equipment & Supplies)	68	3,975
Louisiana-Pacific Corp. (Paper & Forest Products)	92	7,004
Lumentum Holdings, Inc.* (Communications Equipment)	87	4,555
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	66	4,615
Macy's, Inc. (Broadline Retail)	346	5,741
Manhattan Associates, Inc.* (Software)	79	15,059
ManpowerGroup, Inc. (Professional Services)	64	5,048
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	47	6,040
Masimo Corp.* (Health Care Equipment & Supplies)	62	7,582
MasTec, Inc.* (Construction & Engineering)	76	8,949
Matador Resources Co. (Oil, Gas & Consumable Fuels)	144	8,011
Mattel, Inc.* (Leisure Products)	450	9,585
Maximus, Inc. (Professional Services)	77	6,450
MDU Resources Group, Inc. (Construction & Engineering)	259	5,729
Medical Properties Trust, Inc. (Health Care REITs)	761	7,678
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	31	7,848
Mercury Systems, Inc.* (Aerospace & Defense)	74	2,811
MGIC Investment Corp. (Financial Services)	364	6,093
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	73	7,969
MP Materials Corp.*(a) (Metals & Mining)	117	2,790
MSA Safety, Inc. (Commercial Services & Supplies)	47	7,802
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	60	6,055
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	187	8,091
Murphy USA, Inc. (Specialty Retail)	25	7,676
National Fuel Gas Co. (Gas Utilities)	117	6,214
National Instruments Corp. (Electronic Equipment, Instruments & Components)	167	9,853
National Storage Affiliates Trust (Specialized REITs)	104	3,514
NCR Corp.* (Software)	179	4,812
Neogen Corp.* (Health Care Equipment & Supplies)	275	6,377
Neurocrine Biosciences, Inc.* (Biotechnology)	124	12,634
New Jersey Resources Corp. (Gas Utilities)	123	5,498
New York Community Bancorp, Inc. (Banks)	918	12,733
NewMarket Corp. (Chemicals)	8	3,614
Nexstar Media Group, Inc. (Media)	46	8,589
NNN REIT, Inc. (Retail REITs)	232	9,901
Nordstrom, Inc. (Broadline Retail)	144	3,328
NorthWestern Corp. (Multi-Utilities)	76	4,292
NOV, Inc. (Energy Equipment & Services)	501	10,060
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	46	8,137
nVent Electric PLC (Electrical Equipment)	211	11,158
OGE Energy Corp. (Electric Utilities)	255	9,219
Old National Bancorp (Banks)	372	6,335
Old Republic International Corp. (Insurance)	346	9,539
Olin Corp. (Chemicals)	153	8,825
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	73	5,320
Omega Healthcare Investors, Inc. (Health Care REITs)	298	9,506
Omnicell, Inc.* (Health Care Equipment & Supplies)	57	3,600
ONE Gas, Inc.(a) (Gas Utilities)	70	5,539
Option Care Health, Inc.* (Health Care Providers & Services)	210	7,094
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	67	5,447
Oshkosh Corp. (Machinery)	83	7,642
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	311	14,334
Owens Corning (Building Products)	115	16,099
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	38	3,143
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	274	3,735
Patterson Cos., Inc. (Health Care Providers & Services)	111	3,651
Paylocity Holding Corp.* (Professional Services)	53	12,023
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	140	6,642
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	111	8,424
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	196	5,153
Penumbra, Inc.* (Health Care Equipment & Supplies)	49	14,864
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	199	11,892
Perrigo Co. PLC (Pharmaceuticals)	172	6,302

See accompanying notes to the financial statements.

124 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Physicians Realty Trust (Health Care REITs)	303	$4,466
Pilgrim's Pride Corp.* (Food Products)	57	1,412
Pinnacle Financial Partners, Inc. (Banks)	98	7,438
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	108	7,294
PNM Resources, Inc. (Electric Utilities)	109	4,885
Polaris, Inc. (Leisure Products)	68	9,237
Portland General Electric Co. (Electric Utilities)	123	5,863
Post Holdings, Inc.* (Food Products)	68	5,800
PotlatchDeltic Corp. (Specialized REITs)	102	5,470
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	73	7,091
Primerica, Inc. (Insurance)	46	9,784
Progyny, Inc.* (Health Care Providers & Services)	97	4,051
Prosperity Bancshares, Inc. (Banks)	120	7,598
PVH Corp. (Textiles, Apparel & Luxury Goods)	80	7,171
Qualys, Inc.* (Software)	43	5,968
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	69	6,028
R1 RCM, Inc.* (Health Care Providers & Services)	175	3,024
Range Resources Corp. (Oil, Gas & Consumable Fuels)	307	9,649
Rayonier, Inc. (Specialized REITs)	188	6,227
Regal Rexnord Corp. (Electrical Equipment)	84	13,118
Reinsurance Group of America, Inc. (Insurance)	85	11,930
Reliance Steel & Aluminum Co. (Metals & Mining)	75	21,965
RenaissanceRe Holdings, Ltd. (Insurance)	64	11,952
Repligen Corp.* (Life Sciences Tools & Services)	66	11,324
Rexford Industrial Realty, Inc. (Industrial REITs)	256	14,103
RH* (Specialty Retail)	23	8,928
RLI Corp. (Insurance)	52	6,937
Royal Gold, Inc. (Metals & Mining)	84	10,092
RPM International, Inc. (Chemicals)	164	16,942
Ryder System, Inc. (Ground Transportation)	59	6,027
Sabra Health Care REIT, Inc. (Health Care REITs)	294	3,819
Saia, Inc.* (Ground Transportation)	34	14,386
Science Applications International Corp. (Professional Services)	69	8,372
SEI Investments Co. (Capital Markets)	129	8,126
Selective Insurance Group, Inc. (Insurance)	77	7,946
Sensient Technologies Corp. (Chemicals)	54	3,458
Service Corp. International (Diversified Consumer Services)	192	12,797
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	47	12,247
Silgan Holdings, Inc. (Containers & Packaging)	107	4,692
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	41	6,115
Simpson Manufacturing Co., Inc. (Building Products)	54	8,532
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	171	9,505
SLM Corp. (Consumer Finance)	308	4,984
Sonoco Products Co. (Containers & Packaging)	125	7,330
Sotera Health Co.* (Life Sciences Tools & Services)	126	2,391
SouthState Corp. (Banks)	97	7,534
Southwest Gas Holdings, Inc. (Gas Utilities)	83	5,473
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,400	9,072
Spire, Inc. (Gas Utilities)	67	4,259
Spirit Realty Capital, Inc. (Retail REITs)	180	7,259
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	131	5,142
STAAR Surgical Co.* (Health Care Equipment & Supplies)	61	3,341
STAG Industrial, Inc. (Industrial REITs)	228	8,276
Starwood Property Trust, Inc. (Mortgage REITs)	397	8,234
Stericycle, Inc.* (Commercial Services & Supplies)	118	5,014
Stifel Financial Corp. (Capital Markets)	135	8,578
Sunrun, Inc.* (Electrical Equipment)	274	5,201
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	58	19,156
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	50	4,516
Syneos Health, Inc.* (Life Sciences Tools & Services)	132	5,598
Synovus Financial Corp. (Banks)	186	6,305
Taylor Morrison Home Corp.* (Household Durables)	139	6,730
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	53	5,232
TEGNA, Inc. (Media)	286	4,833
Tempur Sealy International, Inc. (Household Durables)	219	9,774
Tenet Healthcare Corp.* (Health Care Providers & Services)	130	9,715
Teradata Corp.* (Software)	129	7,334
Terex Corp. (Machinery)	86	5,042
Tetra Tech, Inc. (Commercial Services & Supplies)	68	11,505
Texas Capital Bancshares, Inc.* (Banks)	61	3,895
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	85	9,482
The Boston Beer Co., Inc.*—Class A (Beverages)	12	4,457
The Brink's Co. (Commercial Services & Supplies)	59	4,305
The Chemours Co. (Chemicals)	190	7,026
The Gap, Inc. (Specialty Retail)	271	2,791
The Goodyear Tire & Rubber Co.* (Automobile Components)	360	5,789
The Hanover Insurance Group, Inc. (Insurance)	45	5,107
The Middleby Corp.* (Machinery)	68	10,326
The New York Times Co.—Class A (Media)	208	8,478
The Scotts Miracle-Gro Co. (Chemicals)	52	3,642
The Timken Co. (Machinery)	84	7,800
The Toro Co. (Machinery)	133	13,519
The Wendy's Co. (Hotels, Restaurants & Leisure)	214	4,599
The Western Union Co. (Financial Services)	476	5,798
Thor Industries, Inc. (Automobile Components)	68	7,853
Toll Brothers, Inc. (Household Durables)	131	10,523
TopBuild Corp.* (Household Durables)	40	10,958
Topgolf Callaway Brands Corp.* (Leisure Products)	177	3,535
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	97	3,951
Trex Co., Inc.* (Building Products)	138	9,541
TripAdvisor, Inc.* (Interactive Media & Services)	135	2,518
UFP Industries, Inc. (Building Products)	79	8,118
UGI Corp. (Gas Utilities)	266	7,180
UMB Financial Corp. (Banks)	56	3,976

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 125

Common Stocks, continued

	Shares	Value
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	240	$1,934
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	241	1,788
United Bankshares, Inc. (Banks)	171	5,718
United States Steel Corp. (Metals & Mining)	288	7,344
United Therapeutics Corp.* (Biotechnology)	60	14,564
Univar Solutions, Inc.* (Trading Companies & Distributors)	201	7,264
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	55	8,023
Unum Group (Insurance)	236	11,472
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	288	12,306
Valaris, Ltd.* (Energy Equipment & Services)	76	5,837
Valley National Bancorp (Banks)	536	5,499
Valmont Industries, Inc. (Construction & Engineering)	27	7,148
Valvoline, Inc. (Specialty Retail)	177	6,721
Vicor Corp.* (Electrical Equipment)	28	2,584
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	162	4,560
Visteon Corp.* (Automobile Components)	36	5,547
Vontier Corp. (Electronic Equipment, Instruments & Components)	198	6,124
Vornado Realty Trust (Office REITs)	205	4,608
Voya Financial, Inc. (Financial Services)	125	9,283
Watsco, Inc. (Trading Companies & Distributors)	43	16,263
Watts Water Technologies, Inc.—Class A (Machinery)	35	6,529
Webster Financial Corp. (Banks)	222	10,505
Werner Enterprises, Inc. (Ground Transportation)	75	3,527
WESCO International, Inc. (Trading Companies & Distributors)	57	10,007
Westlake Corp. (Chemicals)	44	6,050
WEX, Inc.* (Financial Services)	54	10,224
Williams-Sonoma, Inc. (Specialty Retail)	84	11,646
Wingstop, Inc. (Hotels, Restaurants & Leisure)	38	6,406
Wintrust Financial Corp. (Banks)	78	6,580
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)	158	10,412
Woodward, Inc. (Aerospace & Defense)	76	9,149
World Wrestling Entertainment, Inc.—Class A (Entertainment)	55	5,775
Worthington Industries, Inc. (Metals & Mining)	39	2,910
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	109	8,493
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	144	2,301
XPO, Inc.* (Ground Transportation)	147	10,178
YETI Holdings, Inc.* (Leisure Products)	110	4,686
Ziff Davis, Inc.* (Interactive Media & Services)	60	4,351
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	343	8,770
TOTAL COMMON STOCKS (Cost $1,560,543)		3,017,924

Repurchase Agreements(b)(c) (31.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $1,349,437	$1,349,000	$1,349,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,349,000)		1,349,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	25,937	$25,937
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $25,937)		25,937
TOTAL INVESTMENT SECURITIES (Cost $2,935,480)—100.9%		4,392,861
Net other assets (liabilities)—(0.9)%		(36,665)
NET ASSETS—100.0%		$4,356,196

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $25,699.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $177,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

126 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/28/23	5.83%	$811,684	$9,533
S&P MidCap 400	UBS AG	8/28/23	5.68%	527,953	6,309
				$1,339,637	$15,842

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$36,903	0.8%
Air Freight & Logistics	10,128	0.2%
Automobile Components	68,220	1.6%
Banks	175,879	4.0%
Beverages	15,782	0.4%
Biotechnology	47,226	1.1%
Broadline Retail	18,400	0.4%
Building Products	120,117	2.8%
Capital Markets	57,932	1.3%
Chemicals	73,705	1.7%
Commercial Services & Supplies	39,267	0.9%
Communications Equipment	15,866	0.4%
Construction & Engineering	55,766	1.3%
Construction Materials	11,307	0.3%
Consumer Finance	9,462	0.2%
Consumer Staples Distribution & Retail	56,368	1.3%
Containers & Packaging	58,165	1.3%
Diversified Consumer Services	26,484	0.6%
Diversified Telecommunication Services	13,580	0.3%
Electric Utilities	36,076	0.8%
Electrical Equipment	65,519	1.5%
Electronic Equipment, Instruments & Components	109,067	2.5%
Energy Equipment & Services	24,868	0.6%
Entertainment	5,775	0.1%
Financial Services	43,416	1.0%
Food Products	41,486	1.0%
Gas Utilities	34,163	0.8%
Ground Transportation	65,916	1.5%
Health Care Equipment & Supplies	101,126	2.3%
Health Care Providers & Services	66,197	1.5%
Health Care REITs	34,922	0.8%
Health Care Technology	5,395	0.1%
Hotel & Resort REITs	3,735	0.1%
Hotels, Restaurants & Leisure	101,507	2.3%
Household Durables	52,815	1.2%
Household Products	3,034	0.1%
Independent Power and Renewable Electricity Producers	5,447	0.1%
Industrial REITs	40,987	0.9%
Insurance	116,542	2.7%
Interactive Media & Services	15,639	0.4%
IT Services	3,552	0.1%
Leisure Products	34,811	0.8%
Life Sciences Tools & Services	39,788	0.9%
Machinery	142,953	3.3%
Marine Transportation	6,192	0.1%
Media	26,244	0.6%
Metals & Mining	73,403	1.7%
Mortgage REITs	20,850	0.5%
Multi-Utilities	9,420	0.2%
Office REITs	21,211	0.5%
Oil, Gas & Consumable Fuels	112,167	2.6%
Paper & Forest Products	7,004	0.2%
Passenger Airlines	3,240	0.1%
Personal Care Products	11,686	0.3%
Pharmaceuticals	16,866	0.4%
Professional Services	94,443	2.2%
Real Estate Management & Development	10,159	0.2%
Residential REITs	27,292	0.6%
Retail REITs	39,940	0.9%
Semiconductors & Semiconductor Equipment	78,319	1.8%
Software	80,413	1.8%
Specialized REITs	42,945	1.0%
Specialty Retail	90,722	2.1%
Technology Hardware, Storage & Peripherals	21,457	0.5%
Textiles, Apparel & Luxury Goods	60,487	1.4%
Trading Companies & Distributors	45,230	1.0%
Water Utilities	12,941	0.3%
Other**	1,338,272	30.7%
Total	$4,356,196	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 127

Common Stocks (99.8%)

	Shares		Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	97		$7,666
ACI Worldwide, Inc.* (Software)	271		6,284
Acuity Brands, Inc. (Electrical Equipment)	40		6,610
Adient PLC* (Automobile Components)	237		10,087
Advanced Drainage Systems, Inc. (Building Products)	36		4,392
AECOM (Construction & Engineering)	160		13,920
Affiliated Managers Group, Inc. (Capital Markets)	31		4,298
AGCO Corp. (Machinery)	75		9,983
Agree Realty Corp. (Retail REITs)	72		4,664
Alcoa Corp. (Metals & Mining)	447		16,177
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	100		5,161
ALLETE, Inc. (Electric Utilities)	143		8,212
Amedisys, Inc.* (Health Care Providers & Services)	82		7,449
American Financial Group, Inc. (Insurance)	96		11,675
Apartment Income REIT Corp. (Residential REITs)	373		12,883
AptarGroup, Inc. (Containers & Packaging)	87		10,567
Aramark (Hotels, Restaurants & Leisure)	385		15,542
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	141		20,098
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	139		4,798
ASGN, Inc.* (Professional Services)	123		9,387
Ashland, Inc. (Chemicals)	40		3,654
Aspen Technology, Inc.* (Software)	73		13,031
Associated Banc-Corp. (Banks)	378		7,163
Autoliv, Inc. (Automobile Components)	131		13,222
AutoNation, Inc.* (Specialty Retail)	43		6,922
Avient Corp. (Chemicals)	214		8,673
Avnet, Inc. (Electronic Equipment, Instruments & Components)	229		11,107
Axalta Coating Systems, Ltd.* (Chemicals)	305		9,761
Azenta, Inc.* (Life Sciences Tools & Services)	163		7,658
Bank OZK (Banks)	270		11,807
BellRing Brands, Inc.* (Personal Care Products)	196		7,046
Berry Global Group, Inc. (Containers & Packaging)	167		10,950
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	145		9,615
Black Hills Corp. (Multi-Utilities)	80		4,826
Blackbaud, Inc.* (Software)	61		4,602
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	79		5,397
Brighthouse Financial, Inc.* (Insurance)	167		8,706
Brixmor Property Group, Inc. (Retail REITs)	384		8,732
Bruker Corp. (Life Sciences Tools & Services)	102		7,009
Brunswick Corp. (Leisure Products)	73		6,301
Cable One, Inc. (Media)	12		8,687
CACI International, Inc.*—Class A (Professional Services)	21		7,359
Cadence Bank (Banks)	457		11,448
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	315		11,627
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	94		7,051
Cathay General Bancorp (Banks)	89		3,386
Chart Industries, Inc.* (Machinery)	58		10,565
Chemed Corp. (Health Care Providers & Services)	12		6,253
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	27		3,530
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	25		3,921
Ciena Corp.* (Communications Equipment)	373		15,741
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,289		22,750
CNO Financial Group, Inc. (Insurance)	287		7,382
Coca-Cola Consolidated, Inc. (Beverages)	12		7,601
Cognex Corp. (Electronic Equipment, Instruments & Components)	207		11,306
Coherent Corp.* (Electronic Equipment, Instruments & Components)	349		16,529
Columbia Banking System, Inc. (Banks)	250		5,588
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	89		6,996
Commerce Bancshares, Inc. (Banks)	91		4,839
Commercial Metals Co. (Metals & Mining)	129		7,381
CommVault Systems, Inc.* (Software)	36		2,805
Corporate Office Properties Trust (Office REITs)	135		3,510
Coty, Inc.*—Class A (Personal Care Products)	918		11,053
Cousins Properties, Inc. (Office REITs)	380		9,283
Crane Co. (Machinery)	60		5,621
Crane NXT Co. (Machinery)	60		3,549
Crown Holdings, Inc. (Containers & Packaging)	183		16,975
CubeSmart (Specialized REITs)	259		11,231
Cullen/Frost Bankers, Inc. (Banks)	53		5,755
Dick's Sporting Goods, Inc. (Specialty Retail)	77		10,857
Donaldson Co., Inc. (Machinery)	109		6,848
Doximity, Inc.*—Class A (Health Care Technology)	122		4,359
East West Bancorp, Inc. (Banks)	173		10,762
EastGroup Properties, Inc. (Industrial REITs)	50		8,859
Encompass Health Corp. (Health Care Providers & Services)	135		8,914
Energizer Holdings, Inc. (Household Products)	166		5,926
EnerSys (Electrical Equipment)	102		11,049
Enovis Corp.* (Health Care Equipment & Supplies)	120		7,668
Envestnet, Inc.* (Software)	69		4,277
Envista Holdings Corp.* (Health Care Equipment & Supplies)	410		14,107
EPR Properties (Specialized REITs)	188		8,392
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	586		6,077
Equity LifeStyle Properties, Inc. (Residential REITs)	438		31,178
Esab Corp. (Machinery)	130		8,931
Essent Group, Ltd. (Financial Services)	268		13,293
Euronet Worldwide, Inc.* (Financial Services)	60		5,272
Evercore, Inc. (Capital Markets)	44		5,943
Exponent, Inc. (Professional Services)	39		3,494
Extra Space Storage, Inc. (Specialized REITs)	—	§	10
F.N.B. Corp. (Banks)	904		11,562
Federated Hermes, Inc. (Capital Markets)	66		2,233
First American Financial Corp. (Insurance)	258		16,352
First Financial Bankshares, Inc. (Banks)	153		4,986
First Horizon Corp. (Banks)	458		6,243
First Industrial Realty Trust, Inc. (Industrial REITs)	162		8,375
Five Below, Inc.* (Specialty Retail)	43		8,959

See accompanying notes to the financial statements.

128 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Flowers Foods, Inc. (Food Products)	179	$4,423
Flowserve Corp. (Machinery)	328	12,386
Fluor Corp.* (Construction & Engineering)	359	11,122
Foot Locker, Inc. (Specialty Retail)	199	5,347
Fortune Brands Innovations, Inc. (Building Products)	317	22,528
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	559	10,179
GameStop Corp.*(a)—Class A (Specialty Retail)	633	14,053
GATX Corp. (Trading Companies & Distributors)	42	5,265
Genpact, Ltd. (Professional Services)	182	6,568
Gentex Corp. (Automobile Components)	316	10,611
Glacier Bancorp, Inc. (Banks)	128	4,186
Graco, Inc. (Machinery)	147	11,662
Graham Holdings Co.—Class B (Diversified Consumer Services)	9	5,281
Graphic Packaging Holding Co. (Containers & Packaging)	223	5,397
Greif, Inc.—Class A (Containers & Packaging)	65	4,808
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	224	7,493
GXO Logistics, Inc.* (Air Freight & Logistics)	298	19,987
Hancock Whitney Corp. (Banks)	110	4,841
Harley-Davidson, Inc. (Automobile Components)	121	4,672
Hawaiian Electric Industries, Inc. (Electric Utilities)	274	10,519
Healthcare Realty Trust, Inc. (Health Care REITs)	953	18,611
Helen of Troy, Ltd.* (Household Durables)	60	8,478
Hertz Global Holdings, Inc.* (Ground Transportation)	395	6,656
Hexcel Corp. (Aerospace & Defense)	211	14,913
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	181	9,428
Highwoods Properties, Inc. (Office REITs)	264	6,671
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	94	4,371
Home BancShares, Inc. (Banks)	472	11,474
ICU Medical, Inc.* (Health Care Equipment & Supplies)	51	9,087
IDACORP, Inc. (Electric Utilities)	60	6,169
Independence Realty Trust, Inc. (Residential REITs)	561	9,559
Ingredion, Inc. (Food Products)	165	18,358
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	178	8,094
Interactive Brokers Group, Inc. (Capital Markets)	113	9,868
International Bancshares Corp. (Banks)	52	2,581
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	78	10,253
ITT, Inc. (Machinery)	111	11,056
Jabil, Inc. (Electronic Equipment, Instruments & Components)	332	36,741
Janus Henderson Group PLC (Capital Markets)	332	9,744
JetBlue Airways Corp.* (Passenger Airlines)	821	6,379
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	120	19,986
KB Home (Household Durables)	201	10,848
Kemper Corp. (Insurance)	160	8,155
Kilroy Realty Corp. (Office REITs)	264	9,426
Kirby Corp.* (Marine Transportation)	150	12,222
Kite Realty Group Trust (Retail REITs)	549	12,561
Knife River Corp.* (Construction Materials)	127	5,521
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	202	12,272
Kohl's Corp. (Broadline Retail)	277	7,881
Kyndryl Holdings, Inc.* (IT Services)	513	7,008
Lamar Advertising Co.—Class A (Specialized REITs)	96	9,476
Lear Corp. (Automobile Components)	148	22,904
Leggett & Platt, Inc. (Household Durables)	333	9,744
Lennox International, Inc. (Building Products)	31	11,391
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	123	8,647
Lithia Motors, Inc. (Specialty Retail)	69	21,426
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	24	7,310
LivaNova PLC* (Health Care Equipment & Supplies)	135	7,891
Lumentum Holdings, Inc.* (Communications Equipment)	172	9,006
Macy's, Inc. (Broadline Retail)	682	11,314
Manhattan Associates, Inc.* (Software)	65	12,390
ManpowerGroup, Inc. (Professional Services)	126	9,939
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	92	11,823
Masimo Corp.* (Health Care Equipment & Supplies)	45	5,504
MasTec, Inc.* (Construction & Engineering)	149	17,545
Mattel, Inc.* (Leisure Products)	886	18,871
Maximus, Inc. (Professional Services)	152	12,732
MDU Resources Group, Inc. (Construction & Engineering)	510	11,281
Medical Properties Trust, Inc. (Health Care REITs)	1,498	15,115
Mercury Systems, Inc.* (Aerospace & Defense)	61	2,317
MGIC Investment Corp. (Financial Services)	717	12,003
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	144	15,721
MSA Safety, Inc. (Commercial Services & Supplies)	42	6,972
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	59	5,954
National Fuel Gas Co. (Gas Utilities)	69	3,665
National Instruments Corp. (Electronic Equipment, Instruments & Components)	138	8,142
National Storage Affiliates Trust (Specialized REITs)	109	3,683
NCR Corp.* (Software)	351	9,435
Neogen Corp.* (Health Care Equipment & Supplies)	541	12,546
New Jersey Resources Corp. (Gas Utilities)	85	3,800
New York Community Bancorp, Inc. (Banks)	1,807	25,063
NewMarket Corp. (Chemicals)	8	3,614
NNN REIT, Inc. (Retail REITs)	214	9,134
Nordstrom, Inc. (Broadline Retail)	283	6,540
NorthWestern Corp. (Multi-Utilities)	150	8,471
Old National Bancorp (Banks)	732	12,466
Old Republic International Corp. (Insurance)	682	18,803
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	73	5,320
Omega Healthcare Investors, Inc. (Health Care REITs)	299	9,538
Omnicell, Inc.* (Health Care Equipment & Supplies)	113	7,136

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 129

Common Stocks, continued

	Shares	Value
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	54	$4,390
Oshkosh Corp. (Machinery)	163	15,008
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	141	6,499
Owens Corning (Building Products)	104	14,559
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	41	3,391
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	540	7,360
Patterson Cos., Inc. (Health Care Providers & Services)	218	7,170
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	386	10,148
Penumbra, Inc.* (Health Care Equipment & Supplies)	35	10,618
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	215	12,848
Perrigo Co. PLC (Pharmaceuticals)	339	12,421
Physicians Realty Trust (Health Care REITs)	597	8,800
Pilgrim's Pride Corp.* (Food Products)	113	2,799
Pinnacle Financial Partners, Inc. (Banks)	192	14,573
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	68	4,593
PNM Resources, Inc. (Electric Utilities)	82	3,675
Polaris, Inc. (Leisure Products)	64	8,694
Portland General Electric Co. (Electric Utilities)	242	11,537
Post Holdings, Inc.* (Food Products)	134	11,430
PotlatchDeltic Corp. (Specialized REITs)	86	4,612
Primerica, Inc. (Insurance)	28	5,956
Progyny, Inc.* (Health Care Providers & Services)	121	5,053
Prosperity Bancshares, Inc. (Banks)	236	14,944
PVH Corp. (Textiles, Apparel & Luxury Goods)	157	14,073
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	61	5,329
R1 RCM, Inc.* (Health Care Providers & Services)	345	5,962
Rayonier, Inc. (Specialized REITs)	167	5,531
Regal Rexnord Corp. (Electrical Equipment)	166	25,925
Reinsurance Group of America, Inc. (Insurance)	167	23,437
RenaissanceRe Holdings, Ltd. (Insurance)	55	10,272
Rexford Industrial Realty, Inc. (Industrial REITs)	216	11,900
RH* (Specialty Retail)	45	17,468
Ryder System, Inc. (Ground Transportation)	116	11,849
Sabra Health Care REIT, Inc. (Health Care REITs)	579	7,521
Saia, Inc.* (Ground Transportation)	29	12,271
Science Applications International Corp. (Professional Services)	45	5,460
Sensient Technologies Corp. (Chemicals)	106	6,788
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	38	5,667
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	336	18,675
Sonoco Products Co. (Containers & Packaging)	120	7,037
Sotera Health Co.* (Life Sciences Tools & Services)	248	4,707
SouthState Corp. (Banks)	82	6,369
Southwest Gas Holdings, Inc. (Gas Utilities)	164	10,814
Spire, Inc. (Gas Utilities)	67	4,259
Spirit Realty Capital, Inc. (Retail REITs)	354	14,277
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	119	4,671
STAAR Surgical Co.* (Health Care Equipment & Supplies)	39	2,136
STAG Industrial, Inc. (Industrial REITs)	247	8,966
Starwood Property Trust, Inc. (Mortgage REITs)	781	16,198
Stericycle, Inc.* (Commercial Services & Supplies)	231	9,815
Stifel Financial Corp. (Capital Markets)	266	16,901
Sunrun, Inc.* (Electrical Equipment)	540	10,249
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	23	7,597
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	99	8,941
Syneos Health, Inc.* (Life Sciences Tools & Services)	259	10,984
Synovus Financial Corp. (Banks)	366	12,407
Taylor Morrison Home Corp.* (Household Durables)	273	13,219
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	104	10,266
TEGNA, Inc. (Media)	563	9,515
Tenet Healthcare Corp.* (Health Care Providers & Services)	255	19,056
Teradata Corp.* (Software)	137	7,788
Terex Corp. (Machinery)	170	9,967
Tetra Tech, Inc. (Commercial Services & Supplies)	57	9,645
Texas Capital Bancshares, Inc.* (Banks)	120	7,662
The Boston Beer Co., Inc.*—Class A (Beverages)	7	2,600
The Brink's Co. (Commercial Services & Supplies)	62	4,524
The Chemours Co. (Chemicals)	161	5,954
The Gap, Inc. (Specialty Retail)	534	5,500
The Goodyear Tire & Rubber Co.* (Automobile Components)	709	11,401
The Hanover Insurance Group, Inc. (Insurance)	37	4,199
The Middleby Corp.* (Machinery)	70	10,630
The New York Times Co.—Class A (Media)	205	8,356
The Scotts Miracle-Gro Co. (Chemicals)	102	7,144
The Timken Co. (Machinery)	84	7,800
The Western Union Co. (Financial Services)	937	11,413
Thor Industries, Inc. (Automobile Components)	134	15,476
Toll Brothers, Inc. (Household Durables)	258	20,725
TopBuild Corp.* (Household Durables)	37	10,135
Topgolf Callaway Brands Corp.* (Leisure Products)	348	6,950
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	191	7,779
Trex Co., Inc.* (Building Products)	128	8,850
TripAdvisor, Inc.* (Interactive Media & Services)	265	4,942
UGI Corp. (Gas Utilities)	524	14,142
UMB Financial Corp. (Banks)	109	7,739
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	472	3,804
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	475	3,525
United Bankshares, Inc. (Banks)	175	5,852
United States Steel Corp. (Metals & Mining)	567	14,459
Univar Solutions, Inc.* (Trading Companies & Distributors)	395	14,276

See accompanying notes to the financial statements.

130 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	40	$5,835
Unum Group (Insurance)	464	22,555
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	408	17,434
Valley National Bancorp (Banks)	1,055	10,824
Valvoline, Inc. (Specialty Retail)	188	7,138
Vicor Corp.* (Electrical Equipment)	32	2,953
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	319	8,980
Vontier Corp. (Electronic Equipment, Instruments & Components)	390	12,063
Vornado Realty Trust (Office REITs)	403	9,059
Voya Financial, Inc. (Financial Services)	246	18,267
Watts Water Technologies, Inc.—Class A (Machinery)	33	6,155
Webster Financial Corp. (Banks)	437	20,679
Werner Enterprises, Inc. (Ground Transportation)	148	6,959
WESCO International, Inc. (Trading Companies & Distributors)	62	10,885
Williams-Sonoma, Inc. (Specialty Retail)	85	11,784
Wintrust Financial Corp. (Banks)	153	12,907
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)	171	11,269
Woodward, Inc. (Aerospace & Defense)	150	18,057
Worthington Industries, Inc. (Metals & Mining)	39	2,910
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	103	8,026
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	283	4,522
XPO, Inc.* (Ground Transportation)	290	20,079
YETI Holdings, Inc.* (Leisure Products)	98	4,175
Ziff Davis, Inc.* (Interactive Media & Services)	118	8,557
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	324	8,285
TOTAL COMMON STOCKS (Cost $2,008,586)		2,892,198

Collateral for Securities Loaned(b) (0.9%)
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(c)	25,355	25,355
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $25,355)		25,355
TOTAL INVESTMENT SECURITIES (Cost $2,033,941)—100.7%		2,917,553
Net other assets (liabilities)—(0.7)%		(19,266)
NET ASSETS—100.0%		$2,898,287

§	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $25,233.
(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 131

Mid-Cap Value ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$35,287	1.2%
Air Freight & Logistics	19,987	0.7%
Automobile Components	88,372	3.0%
Banks	258,106	8.9%
Beverages	10,201	0.3%
Biotechnology	4,798	0.2%
Broadline Retail	31,055	1.1%
Building Products	61,720	2.1%
Capital Markets	48,987	1.7%
Chemicals	45,587	1.6%
Commercial Services & Supplies	30,956	1.1%
Communications Equipment	24,746	0.9%
Construction & Engineering	53,868	1.9%
Construction Materials	5,521	0.2%
Consumer Staples Distribution & Retail	52,061	1.8%
Containers & Packaging	55,734	1.9%
Diversified Consumer Services	5,281	0.2%
Diversified Telecommunication Services	10,179	0.3%
Electric Utilities	40,112	1.4%
Electrical Equipment	56,786	2.0%
Electronic Equipment, Instruments & Components	152,796	5.3%
Financial Services	60,248	2.1%
Food Products	37,010	1.3%
Gas Utilities	36,680	1.3%
Ground Transportation	70,086	2.4%
Health Care Equipment & Supplies	90,115	3.1%
Health Care Providers & Services	67,523	2.3%
Health Care REITs	59,586	2.1%
Health Care Technology	4,359	0.1%
Hotel & Resort REITs	7,360	0.3%
Hotels, Restaurants & Leisure	83,247	2.9%
Household Durables	73,149	2.5%
Household Products	5,926	0.2%
Independent Power and Renewable Electricity Producers	4,390	0.1%
Industrial REITs	38,100	1.3%
Insurance	137,492	4.7%
Interactive Media & Services	21,784	0.7%
IT Services	7,008	0.2%
Leisure Products	44,991	1.6%
Life Sciences Tools & Services	30,358	1.0%
Machinery	130,160	4.5%
Marine Transportation	12,222	0.4%
Media	26,558	0.9%
Metals & Mining	63,678	2.2%
Mortgage REITs	16,198	0.6%
Multi-Utilities	13,297	0.5%
Office REITs	37,949	1.3%
Oil, Gas & Consumable Fuels	25,925	0.9%
Passenger Airlines	6,379	0.2%
Personal Care Products	18,099	0.6%
Pharmaceuticals	12,421	0.4%
Professional Services	54,939	1.9%
Real Estate Management & Development	19,986	0.7%
Residential REITs	53,620	1.8%
Retail REITs	49,368	1.7%
Semiconductors & Semiconductor Equipment	52,594	1.8%
Software	60,613	2.1%
Specialized REITs	42,935	1.5%
Specialty Retail	109,455	3.8%
Technology Hardware, Storage & Peripherals	12,119	0.4%
Textiles, Apparel & Luxury Goods	65,751	2.3%
Trading Companies & Distributors	36,380	1.3%
Other**	6,089	0.2%
Total	$2,898,287	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

132 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (36.5%)

	Shares	Value
Adobe, Inc.* (Software)	1,807	$986,929
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,343	725,639
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,624	247,157
Align Technology, Inc.* (Health Care Equipment & Supplies)	301	113,745
Alphabet, Inc.*—Class A (Interactive Media & Services)	10,912	1,448,241
Alphabet, Inc.*—Class C (Interactive Media & Services)	10,789	1,436,124
Amazon.com, Inc.* (Broadline Retail)	18,845	2,519,199
American Electric Power Co., Inc. (Electric Utilities)	2,028	171,853
Amgen, Inc. (Biotechnology)	2,105	492,886
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,975	394,072
ANSYS, Inc.* (Software)	341	116,656
Apple, Inc. (Technology Hardware, Storage & Peripherals)	28,888	5,675,048
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,308	501,460
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	346	247,878
AstraZeneca PLCADR (Pharmaceuticals)	2,331	167,133
Atlassian Corp.*—Class A (Software)	598	108,800
Autodesk, Inc.* (Software)	844	178,920
Automatic Data Processing, Inc. (Professional Services)	1,627	402,291
Baker Hughes Co. (Energy Equipment & Services)	3,988	142,731
Biogen, Inc.* (Biotechnology)	570	154,008
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	145	430,766
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,642	1,475,583
Cadence Design Systems, Inc.* (Software)	1,074	251,327
Charter Communications, Inc.*—Class A (Media)	593	240,278
Cintas Corp. (Commercial Services & Supplies)	401	201,318
Cisco Systems, Inc. (Communications Equipment)	16,051	835,294
Cognizant Technology Solutions Corp.— Class A (IT Services)	1,999	131,994
Comcast Corp.—Class A (Media)	16,384	741,539
Constellation Energy Corp. (Electric Utilities)	1,278	123,519
Copart, Inc.* (Commercial Services & Supplies)	1,881	166,262
CoStar Group, Inc.* (Professional Services)	1,609	135,108
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,747	979,491
Crowdstrike Holdings, Inc.*—Class A (Software)	883	142,746
CSX Corp. (Ground Transportation)	8,008	266,826
Datadog, Inc.*—Class A (Software)	1,167	136,212
Dexcom, Inc.* (Health Care Equipment & Supplies)	1,527	190,203
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	713	105,039
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	868	133,958
eBay, Inc. (Broadline Retail)	2,106	93,738
Electronic Arts, Inc. (Entertainment)	1,074	146,440
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	540	81,988
Exelon Corp. (Electric Utilities)	3,918	164,007
Fastenal Co. (Trading Companies & Distributors)	2,249	131,814
Fortinet, Inc.* (Software)	3,093	240,388
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	1,791	139,698
Gilead Sciences, Inc. (Biotechnology)	4,913	374,076
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	2,158	137,443
Honeywell International, Inc. (Industrial Conglomerates)	2,622	509,009
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	327	181,397
Illumina, Inc.* (Life Sciences Tools & Services)	623	119,709
Intel Corp. (Semiconductors & Semiconductor Equipment)	16,429	587,665
Intuit, Inc. (Software)	1,103	564,405
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,380	447,672
JD.com, Inc.ADR (Broadline Retail)	1,788	73,862
Keurig Dr Pepper, Inc. (Beverages)	5,529	188,041
KLA Corp. (Semiconductors & Semiconductor Equipment)	540	277,533
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	529	380,081
Lucid Group, Inc.*(a) (Automobile Components)	8,952	68,125
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	481	182,073
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,200	242,172
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,387	220,595
MercadoLibre, Inc.* (Broadline Retail)	198	245,134
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	5,695	1,814,426
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,148	201,783
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,311	307,762
Microsoft Corp. (Software)	13,657	4,587,660
Moderna, Inc.* (Biotechnology)	1,502	176,725
Mondelez International, Inc.—Class A (Food Products)	5,364	397,633
Monster Beverage Corp.* (Beverages)	4,123	237,031
Netflix, Inc.* (Entertainment)	1,751	768,636

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 133

Common Stocks, continued

	Shares	Value
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,537	$2,120,095
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,023	228,109
Old Dominion Freight Line, Inc. (Ground Transportation)	432	181,220
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,701	183,283
O'Reilly Automotive, Inc.* (Specialty Retail)	240	222,190
PACCAR, Inc. (Machinery)	2,058	177,256
Palo Alto Networks, Inc.*(a) (Software)	1,205	301,202
Paychex, Inc. (Professional Services)	1,420	178,167
PayPal Holdings, Inc.* (Financial Services)	4,395	333,229
PDD Holdings, Inc.*ADR (Broadline Retail)	2,405	216,017
PepsiCo, Inc. (Beverages)	5,427	1,017,346
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	4,388	579,962
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	425	315,312
Ross Stores, Inc. (Specialty Retail)	1,347	154,420
Seagen, Inc.* (Biotechnology)	739	141,725
Sirius XM Holdings, Inc.(a) (Media)	15,237	77,709
Starbucks Corp. (Hotels, Restaurants & Leisure)	4,516	458,690
Synopsys, Inc.* (Software)	599	270,628
Tesla, Inc.* (Automobile Components)	5,821	1,556,710
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,575	643,500
The Kraft Heinz Co. (Food Products)	4,834	174,894
The Trade Desk, Inc.*—Class A (Media)	1,752	159,888
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	4,726	651,101
Verisk Analytics, Inc. (Professional Services)	570	130,496
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,014	357,273
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	3,399	101,868
Warner Bros. Discovery, Inc.* (Entertainment)	9,596	125,420
Workday, Inc.*—Class A (Software)	811	192,312
Xcel Energy, Inc. (Electric Utilities)	2,168	135,999
Zoom Video Communications, Inc.*—Class A (Software)	988	72,470
Zscaler, Inc.* (Software)	572	91,737
TOTAL COMMON STOCKS (Cost $19,544,803)		48,757,182

Repurchase Agreements(b)(c) (59.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $79,309,723	$79,284,000	$79,284,000
TOTAL REPURCHASE AGREEMENTS (Cost $79,284,000)		79,284,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	390,961	$390,961
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $390,961)		390,961
TOTAL INVESTMENT SECURITIES (Cost $99,219,764)—96.1%		128,432,143
Net other assets (liabilities)—3.9%		5,193,590
NET ASSETS—100.0%		$133,625,733

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $384,052.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $8,006,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	7	9/18/23	$2,220,050	$136,346

See accompanying notes to the financial statements.

134 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/28/23	5.93%	$75,245,190	$1,265,053
Nasdaq-100 Index	UBS AG	8/28/23	6.13%	7,374,276	132,430
				$82,619,466	$1,397,483

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Automobile Components	$1,624,835	1.2%
Beverages	1,442,418	1.1%
Biotechnology	2,012,005	1.5%
Broadline Retail	3,147,951	2.4%
Commercial Services & Supplies	367,580	0.3%
Communications Equipment	835,294	0.6%
Consumer Staples Distribution & Retail	1,215,317	0.9%
Electric Utilities	595,378	0.4%
Energy Equipment & Services	142,730	0.1%
Entertainment	1,040,496	0.8%
Financial Services	333,229	0.3%
Food Products	572,527	0.4%
Ground Transportation	448,046	0.3%
Health Care Equipment & Supplies	1,072,715	0.8%
Hotels, Restaurants & Leisure	1,378,785	1.0%
Industrial Conglomerates	509,009	0.4%
Interactive Media & Services	4,698,791	3.5%
IT Services	131,994	0.1%
Life Sciences Tools & Services	119,709	0.1%
Machinery	177,255	0.1%
Media	1,219,414	0.9%
Oil, Gas & Consumable Fuels	105,039	0.1%
Pharmaceuticals	167,133	0.1%
Professional Services	846,063	0.6%
Semiconductors & Semiconductor Equipment	9,294,431	7.0%
Software	8,242,392	6.2%
Specialty Retail	376,610	0.3%
Technology Hardware, Storage & Peripherals	5,675,048	4.3%
Textiles, Apparel & Luxury Goods	182,073	0.1%
Trading Companies & Distributors	131,814	0.1%
Wireless Telecommunication Services	651,101	0.5%
Other**	84,868,551	63.5%
Total	$133,625,733	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Oil & Gas Equipment & Services UltraSector ProFund† :: 135

Common Stocks (72.1%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	15,664	$182,642
Baker Hughes Co. (Energy Equipment & Services)	15,307	547,838
Bristow Group, Inc.* (Energy Equipment & Services)	2,132	65,602
Cactus, Inc.—Class A (Energy Equipment & Services)	11,395	578,638
ChampionX Corp. (Energy Equipment & Services)	16,518	588,041
Core Laboratories, Inc. (Energy Equipment & Services)	6,112	158,851
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	19,403	307,149
DMC Global, Inc.* (Energy Equipment & Services)	2,481	46,792
Dril-Quip, Inc.* (Energy Equipment & Services)	4,833	125,126
Expro Group Holdings N.V.* (Energy Equipment & Services)	11,379	252,500
Halliburton Co. (Energy Equipment & Services)	14,204	555,092
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	32,730	314,208
Helmerich & Payne, Inc. (Energy Equipment & Services)	13,200	590,964
Liberty Energy, Inc. (Energy Equipment & Services)	33,628	553,853
Nabors Industries, Ltd.* (Energy Equipment & Services)	4,489	549,858
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	54,041	644,169
Noble Corp. PLC* (Energy Equipment & Services)	11,484	600,269
NOV, Inc. (Energy Equipment & Services)	29,675	595,874
Oceaneering International, Inc.* (Energy Equipment & Services)	14,843	333,225
Oil States International, Inc.* (Energy Equipment & Services)	13,558	109,006
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	40,615	643,342
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	14,841	191,004
ProPetro Holding Corp.* (Energy Equipment & Services)	28,320	295,661
RPC, Inc. (Energy Equipment & Services)	25,927	215,713
Schlumberger N.V. (Energy Equipment & Services)	9,665	563,856
Select Water Solutions, Inc. (Energy Equipment & Services)	15,251	128,261
TechnipFMC PLC* (Energy Equipment & Services)	30,788	564,652
Tidewater, Inc.* (Energy Equipment & Services)	9,630	607,749
Transocean, Ltd.* (Energy Equipment & Services)	73,615	647,811
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	14,907	193,940
Valaris, Ltd.* (Energy Equipment & Services)	7,609	584,371
Weatherford International PLC* (Energy Equipment & Services)	7,036	584,692
TOTAL COMMON STOCKS (Cost $6,033,902)		12,920,749

Repurchase Agreements(a)(b) (27.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $4,971,611	$4,970,000	$4,970,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,970,000)		4,970,000
TOTAL INVESTMENT SECURITIES (Cost $11,003,902)—99.8%		17,890,749
Net other assets (liabilities)—0.2%		39,553
NET ASSETS—100.0%		$17,930,302

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $2,293,000.

See accompanying notes to the financial statements.

136 :: Oil & Gas Equipment & Services UltraSector ProFund† :: Schedule of Portfolio Investments :: July 31, 2023

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Oil & Gas Equipment & Services Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$7,899,948	$208,435
S&P Oil & Gas Equipment & Services Select Sector Index	UBS AG	8/23/23	5.73%	5,908,769	174,948
				$13,808,717	$383,383

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Energy Equipment & Services	$12,920,749	72.1%
Other**	5,009,553	27.9%
Total	$17,930,302	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 137

Common Stocks (75.7%)

	Shares	Value
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	1,465	$14,460
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	805	48,855
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,583	60,571
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	151	7,935
Arvinas, Inc.* (Pharmaceuticals)	1,230	30,406
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,654	129,789
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,882	117,042
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	1,736	38,157
Catalent, Inc.* (Pharmaceuticals)	3,144	152,547
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	880	20,029
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,839	46,858
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	3,591	46,863
DICE Therapeutics, Inc.* (Pharmaceuticals)	1,142	53,674
Elanco Animal Health, Inc.* (Pharmaceuticals)	13,451	162,354
Eli Lilly & Co. (Pharmaceuticals)	274	124,547
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,710	60,483
Harrow Health, Inc.* (Pharmaceuticals)	1,055	23,294
Innoviva, Inc.* (Pharmaceuticals)	1,505	20,393
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,843	113,971
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	959	125,073
Johnson & Johnson (Pharmaceuticals)	761	127,490
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	268	17,937
Merck & Co., Inc. (Pharmaceuticals)	1,101	117,422
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,849	8,394
Organon & Co. (Pharmaceuticals)	5,560	122,209
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,441	52,380
Perrigo Co. PLC (Pharmaceuticals)	3,113	114,060
Pfizer, Inc. (Pharmaceuticals)	3,127	112,760
Pliant Therapeutics, Inc.* (Pharmaceuticals)	1,686	30,078
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	620	40,430
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	1,300	215,254
Revance Therapeutics, Inc.* (Pharmaceuticals)	3,420	80,815
Royalty Pharma PLC—Class A (Pharmaceuticals)	3,703	116,200
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,029	31,580
Theravance Biopharma, Inc.* (Pharmaceuticals)	1,324	13,094
Ventyx Biosciences, Inc.* (Pharmaceuticals)	2,305	85,400
Viatris, Inc. (Pharmaceuticals)	12,992	136,806
Zoetis, Inc. (Pharmaceuticals)	747	140,503
TOTAL COMMON STOCKS (Cost $2,186,988)		2,960,113

Repurchase Agreements(b)(c) (23.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $926,299	$926,000	$926,000
TOTAL REPURCHASE AGREEMENTS (Cost $926,000)		926,000

Collateral for Securities Loaned(d) (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	33,153	$33,153
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $33,153)		33,153
TOTAL INVESTMENT SECURITIES (Cost $3,146,141)—100.2%		3,919,266
Net other assets (liabilities)—(0.2)%		(8,391)
NET ASSETS—100.0%		$3,910,875

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $33,893.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $449,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	8/23/23	5.93%	$1,614,540	$54,949
S&P Pharmaceuticals Select Industry Index	UBS AG	8/23/23	5.68%	1,292,638	42,114
				$2,907,178	$97,063

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

138 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Pharmaceuticals	$2,960,113	75.7%
Other**	950,762	24.3%
Total	$3,910,875	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 139

Common Stocks (79.7%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	46,732	$2,449,224
Alamos Gold, Inc. (Metals & Mining)	37,322	460,927
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	39,666	880,585
B2Gold Corp. (Metals & Mining)	117,520	410,145
Barrick Gold Corp. (Metals & Mining)	166,028	2,870,624
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	22,619	174,619
Coeur Mining, Inc.* (Metals & Mining)	31,498	97,014
DRDGOLD, Ltd.ADR(a) (Metals & Mining)	4,088	45,949
Eldorado Gold Corp.* (Metals & Mining)	17,486	171,538
Endeavour Silver Corp.* (Metals & Mining)	18,113	63,577
Equinox Gold Corp.* (Metals & Mining)	27,210	143,397
First Majestic Silver Corp. (Metals & Mining)	23,365	156,078
Fortuna Silver Mines, Inc.* (Metals & Mining)	27,512	97,668
Franco-Nevada Corp. (Metals & Mining)	18,150	2,646,996
Gold Fields, Ltd.ADR (Metals & Mining)	84,511	1,307,385
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	51,443	220,690
Hecla Mining Co. (Metals & Mining)	54,466	313,724
IAMGOLD Corp.* (Metals & Mining)	43,209	117,528
Kinross Gold Corp. (Metals & Mining)	116,101	578,183
MAG Silver Corp.* (Metals & Mining)	8,658	104,415
New Gold, Inc.* (Metals & Mining)	64,663	75,009
Newmont Corp. (Metals & Mining)	75,164	3,226,040
Novagold Resources, Inc.* (Metals & Mining)	23,062	104,010
Osisko Gold Royalties, Ltd. (Metals & Mining)	17,471	258,920
Pan American Silver Corp. (Metals & Mining)	34,469	581,837
Royal Gold, Inc. (Metals & Mining)	6,212	746,310
Sandstorm Gold, Ltd. (Metals & Mining)	22,604	125,452
Seabridge Gold, Inc.* (Metals & Mining)	6,357	81,115
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	66,929	517,361
SilverCrest Metals, Inc.* (Metals & Mining)	13,924	79,924
SSR Mining, Inc. (Metals & Mining)	19,533	284,400
Wheaton Precious Metals Corp. (Metals & Mining)	42,781	1,917,872
TOTAL COMMON STOCKS (Cost $12,402,265)		21,308,516

Repurchase Agreements(b)(c) (25.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $6,793,202	$6,791,000	$6,791,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,791,000)		6,791,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	38,250	$38,250
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $38,250)		38,250
TOTAL INVESTMENT SECURITIES (Cost $19,231,515)—105.2%		28,137,766
Net other assets (liabilities)—(5.2)%		(1,390,017)
NET ASSETS—100.0%		$26,747,749

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $38,216.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $2,787,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
ADR	American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/23	5.93%	$11,928,547	$19,594
Dow Jones Precious Metals Index	UBS AG	8/23/23	6.08%	6,910,547	(56,064)
				$18,839,094	$(36,470)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

140 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Metals & Mining	$21,308,516	79.7%
Other**	5,439,233	20.3%
Total	$26,747,749	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 141

Common Stocks (73.7%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	601	$75,534
American Tower Corp. (Specialized REITs)	1,778	338,372
AvalonBay Communities, Inc. (Residential REITs)	542	102,247
Boston Properties, Inc. (Office REITs)	545	36,313
Camden Property Trust (Residential REITs)	407	44,400
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,186	98,806
CoStar Group, Inc.* (Professional Services)	1,559	130,909
Crown Castle, Inc. (Specialized REITs)	1,655	179,220
Digital Realty Trust, Inc. (Specialized REITs)	1,112	138,577
Equinix, Inc. (Specialized REITs)	357	289,141
Equity Commonwealth (Office REITs)	1	10
Equity Residential (Residential REITs)	1,301	85,788
Essex Property Trust, Inc. (Residential REITs)	245	59,670
Extra Space Storage, Inc. (Specialized REITs)	806	112,493
Federal Realty Investment Trust (Diversified REITs)	280	28,426
Healthpeak Properties, Inc. (Health Care REITs)	2,087	45,559
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,714	49,938
Invitation Homes, Inc. (Residential REITs)	2,218	78,739
Iron Mountain, Inc. (Specialized REITs)	1,113	68,338
Kimco Realty Corp. (Retail REITs)	2,365	47,915
Mid-America Apartment Communities, Inc. (Residential REITs)	445	66,599
Prologis, Inc. (Industrial REITs)	3,523	439,494
Public Storage (Specialized REITs)	604	170,177
Realty Income Corp. (Retail REITs)	2,569	156,632
Regency Centers Corp. (Retail REITs)	587	38,466
SBA Communications Corp. (Specialized REITs)	413	90,426
Simon Property Group, Inc. (Retail REITs)	1,248	155,501
UDR, Inc. (Residential REITs)	1,181	48,279
Ventas, Inc. (Health Care REITs)	1,526	74,042
VICI Properties, Inc. (Specialized REITs)	3,831	120,600
Welltower, Inc. (Health Care REITs)	1,896	155,756
Weyerhaeuser Co. (Specialized REITs)	2,794	95,164
TOTAL COMMON STOCKS (Cost $1,859,924)		3,621,531

Repurchase Agreements(a)(b) (22.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $1,098,355	$1,098,000	$1,098,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,098,000)		1,098,000
TOTAL INVESTMENT SECURITIES (Cost $2,957,924)—96.0%		4,719,531
Net other assets (liabilities)—4.0%		195,123
NET ASSETS—100.0%		$4,914,654

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $841,000.
REIT	Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$1,831,639	$(39,721)
S&P Real Estate Select Sector Index	UBS AG	8/23/23	5.58%	1,918,959	(72,301)
				$3,750,598	$(112,022)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

142 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Diversified REITs	$28,426	0.6%
Health Care REITs	275,357	5.6%
Hotel & Resort REITs	49,938	1.0%
Industrial REITs	439,494	8.9%
Office REITs	111,857	2.3%
Professional Services	130,909	2.7%
Real Estate Management & Development	98,806	2.0%
Residential REITs	485,722	9.9%
Retail REITs	398,514	8.1%
Specialized REITs	1,602,508	32.6%
Other**	1,293,123	26.3%
Total	$4,914,654	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 143

Repurchase Agreements(a)(b) (105.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $13,610,413	$13,606,000	$13,606,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,606,000)		13,606,000
TOTAL INVESTMENT SECURITIES (Cost $13,606,000)—105.8%		13,606,000
Net other assets (liabilities)—(5.8)%		(740,919)
NET ASSETS—100.0%		$12,865,081

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $400,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.625%, due 5/15/53	Citibank North America	8/15/23	(5.20)%	$(9,269,000)	$92,691
30-Year U.S. Treasury Bond, 3.625%, due 5/15/53	Societe' Generale	8/15/23	(5.12)%	(6,905,031)	108,629
				$(16,174,031)	$201,320

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

144 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (98.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $2,531,820	$2,531,000	$2,531,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,531,000)		2,531,000
TOTAL INVESTMENT SECURITIES (Cost $2,531,000)—98.8%		2,531,000
Net other assets (liabilities)—1.2%		31,588
NET ASSETS—100.0%		$2,562,588

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $74,000.

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 3.375%, due 5/15/33	Citibank North America	8/15/23	(5.15)%	$(1,297,100)	$11,911
10-Year U.S. Treasury Note, 3.375%, due 5/15/33	Societe' Generale	8/15/23	(5.10)%	(1,249,413)	15,392
				$(2,546,513)	$27,303

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 145

Repurchase Agreements(a)(b) (92.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $8,540,769	$8,538,000	$8,538,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,538,000)		8,538,000
TOTAL INVESTMENT SECURITIES (Cost $8,538,000)—92.9%		8,538,000
Net other assets (liabilities)—7.1%		656,668
NET ASSETS—100.0%		$9,194,668

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $1,179,000.

As of July 31, 2023, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$118,708	British pound	91,812	8/4/23	$117,807	$901
U.S. dollar	431,697	Canadian dollar	570,356	8/4/23	432,606	(909)
U.S. dollar	3,356,058	Euro	3,027,498	8/4/23	3,329,134	26,924
U.S. dollar	507,117	Japanese yen	70,365,870	8/4/23	495,012	12,105
U.S. dollar	248,358	Swedish krona	2,608,909	8/4/23	247,952	406
U.S. dollar	292,079	Swiss franc	254,293	8/4/23	291,793	286
Total Short Contracts	$4,954,017				$4,914,304	$39,713

Long:
British pound	16,872	U.S. dollar	$21,847	8/4/23	$21,649	$(198)
Canadian dollar	14,991	U.S. dollar	11,358	8/4/23	11,370	12
Euro	95,560	U.S. dollar	106,064	8/4/23	105,081	(983)
Japanese yen	4,991,133	U.S. dollar	35,629	8/4/23	35,112	(517)
Swedish krona	58,052	U.S. dollar	5,590	8/4/23	5,517	(73)
Swiss franc	6,021	U.S. dollar	7,005	8/4/23	6,909	(96)
Total Long Contracts			$187,493		$185,638	$(1,855)

As of July 31, 2023, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$1,094,855	British pound	843,721	8/4/23	$1,082,602	$12,253
U.S. dollar	461,321	Canadian dollar	609,476	8/4/23	462,277	(956)
U.S. dollar	2,476,727	Euro	2,233,132	8/4/23	2,455,624	21,103
U.S. dollar	868,746	Japanese yen	120,659,704	8/4/23	848,820	19,926
U.S. dollar	186,048	Swedish krona	1,952,509	8/4/23	185,567	481
U.S. dollar	73,180	Swiss franc	63,692	8/4/23	73,085	95
Total Short Contracts	$5,160,877				$5,107,975	$52,902

Long:
British pound	57,355	U.S. dollar	$74,755	8/4/23	$73,594	$(1,161)
Canadian dollar	49,878	U.S. dollar	37,783	8/4/23	37,832	49
Euro	304,728	U.S. dollar	341,159	8/4/23	335,088	(6,071)
Japanese yen	11,166,400	U.S. dollar	80,822	8/4/23	78,554	(2,268)
Swedish krona	414,138	U.S. dollar	40,137	8/4/23	39,360	(777)
Swiss franc	22,415	U.S. dollar	25,964	8/4/23	25,720	(244)
Total Long Contracts			$600,620		$590,148	$(10,472)
Total unrealized appreciation						$94,541
Total unrealized (depreciation)						(14,253)
Total net unrealized appreciation/(depreciation)						$80,288

See accompanying notes to the financial statements.

146 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (64.3%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	45,688	$5,226,707
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,849	95,427
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,858	83,139
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	14,352	2,863,655
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	23,977	3,634,673
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	11,829	10,630,130
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,568	126,694
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,888	590,315
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	4,246	465,829
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	2,019	128,590
Intel Corp. (Semiconductors & Semiconductor Equipment)	118,337	4,232,914
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,893	2,000,807
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,811	2,738,165
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,904	355,030
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	24,374	1,587,479
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	15,541	1,459,922
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	31,049	2,216,588
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,629	177,838
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,279	715,588
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	70,168	32,788,804
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	7,370	1,643,363
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	12,252	1,320,153
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,627	158,047
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,834	311,797
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	31,605	4,177,233
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,815	52,998
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	907	135,270
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	4,515	516,381
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,598	385,853
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,399	496,823
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	25,751	4,635,180
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,236	180,308
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)	3,532	232,759
TOTAL COMMON STOCKS (Cost $26,652,711)		86,364,459

Repurchase Agreements(b)(c) (28.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $38,106,359	$38,094,000	$38,094,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,094,000)		38,094,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	241,564	$241,564
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $241,564)		241,564
TOTAL INVESTMENT SECURITIES (Cost $64,988,275)—92.9%		124,700,023
Net other assets (liabilities)—7.1%		9,467,281
NET ASSETS—100.0%		$134,167,304

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $232,759.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $18,904,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 147

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/23/23	5.93%	$58,658,438	$2,060,164
Dow Jones U.S. Semiconductors Index	UBS AG	8/23/23	5.68%	55,614,889	2,268,333
				$114,273,327	$4,328,497

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$86,364,459	64.3%
Other**	47,802,845	35.7%
Total	$134,167,304	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

148 :: Short Energy ProFund† :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (160.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $1,020,329	$1,020,000	$1,020,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,020,000)		1,020,000
TOTAL INVESTMENT SECURITIES (Cost $1,020,000)—160.2%		1,020,000
Net other assets (liabilities)—(60.2)%		(383,136)
NET ASSETS—100.0%		$636,864

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $365,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	8/23/23	(5.43)%	$(242,010)	$(4,860)
S&P Energy Select Sector Index	UBS AG	8/23/23	(5.13)%	(323,907)	(15,419)
				$(565,917)	$(20,279)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Short Nasdaq-100 ProFund :: 149

Repurchase Agreements(a)(b) (101.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $3,182,031	$3,181,000	$3,181,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,181,000)		3,181,000
TOTAL INVESTMENT SECURITIES (Cost $3,181,000)—101.4%		3,181,000
Net other assets (liabilities)—(1.4)%		(44,873)
NET ASSETS—100.0%		$3,136,127

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $524,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	9/18/23	$(317,150)	$(22,264)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/28/23	(5.68)%	$(63,817)	$(29,439)
Nasdaq-100 Index	UBS AG	8/28/23	(5.48)%	(2,741,718)	(49,431)
				$(2,805,535)	$(78,870)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

150 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (100.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $3,280,062	$3,279,000	$3,279,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,279,000)		3,279,000
TOTAL INVESTMENT SECURITIES (Cost $3,279,000)—100.7%		3,279,000
Net other assets (liabilities)—(0.7)%		(24,015)
NET ASSETS—100.0%		$3,254,985

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $588,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/23/23	(5.43)%	$(287,830)	$2,580
Dow Jones Precious Metals Index	UBS AG	8/23/23	(5.08)%	(2,989,314)	(79,485)
				$(3,277,144)	$(76,905)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 151

Repurchase Agreements(a)(b) (119.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $2,295,743	$2,295,000	$2,295,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,295,000)		2,295,000
TOTAL INVESTMENT SECURITIES (Cost $2,295,000)—119.0%		2,295,000
Net other assets (liabilities)—(19.0)%		(365,998)
NET ASSETS—100.0%		$1,929,002

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $295,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	8/23/23	(5.43)%	$(578,067)	$11,065
S&P Real Estate Select Sector Index	UBS AG	8/23/23	(4.98)%	(1,349,698)	25,496
				$(1,927,765)	$36,561

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

152 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $1,750,566	$1,750,000	$1,750,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,750,000)		1,750,000
TOTAL INVESTMENT SECURITIES (Cost $1,750,000)—98.6%		1,750,000
Net other assets (liabilities)—1.4%		24,443
NET ASSETS—100.0%		$1,774,443

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $379,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/28/23	(5.33)%	$(556,884)	$(14,655)
Russell 2000 Index	UBS AG	8/28/23	(4.83)%	(1,215,930)	(28,758)
				$(1,772,814)	$(43,413)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 153

Common Stocks (99.9%)

	Shares	Value
8x8, Inc.* (Software)	429	$2,033
A10 Networks, Inc. (Software)	531	8,241
AAON, Inc. (Building Products)	354	37,262
Academy Sports & Outdoors, Inc. (Specialty Retail)	299	17,877
AdaptHealth Corp.* (Health Care Providers & Services)	631	8,670
Addus HomeCare Corp.* (Health Care Providers & Services)	134	12,270
Adtalem Global Education, Inc.* (Diversified Consumer Services)	360	15,566
ADTRAN Holdings, Inc. (Communications Equipment)	407	3,960
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	310	38,806
AeroVironment, Inc.* (Aerospace & Defense)	208	19,814
Agiliti, Inc.* (Health Care Providers & Services)	125	2,146
Agilysys, Inc.* (Software)	164	12,075
Alamo Group, Inc. (Machinery)	62	12,013
Alarm.com Holdings, Inc.* (Software)	411	22,691
Albany International Corp. (Machinery)	257	24,744
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	184	6,050
American Equity Investment Life Holding Co. (Insurance)	271	14,545
American States Water Co. (Water Utilities)	210	18,566
American Vanguard Corp. (Chemicals)	228	4,118
Ameris Bancorp (Banks)	328	14,317
AMERISAFE, Inc. (Insurance)	87	4,534
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	327	35,038
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	311	18,875
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	60	3,153
Anika Therapeutics, Inc.* (Biotechnology)	63	1,470
Apogee Enterprises, Inc. (Building Products)	105	5,201
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	319	46,252
Arcosa, Inc. (Construction & Engineering)	264	20,375
Arcus Biosciences, Inc.* (Biotechnology)	434	8,637
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	379	4,305
Armada Hoffler Properties, Inc. (Diversified REITs)	364	4,521
ARMOUR Residential REIT, Inc. (Mortgage REITs)	1,613	8,242
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	282	11,700
Asbury Automotive Group, Inc.* (Specialty Retail)	80	18,048
Assured Guaranty, Ltd. (Insurance)	249	14,885
ATI, Inc.* (Metals & Mining)	657	31,326
Atlantic Union Bankshares Corp. (Banks)	241	7,707
ATN International, Inc. (Diversified Telecommunication Services)	88	3,198
Avantax, Inc.* (Capital Markets)	318	8,230
Avid Bioservices, Inc.* (Biotechnology)	356	4,507
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	162	3,862
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	270	54,129
Axos Financial, Inc.* (Banks)	234	10,998
B Riley Financial, Inc.(a) (Capital Markets)	64	3,554
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	242	39,843
Balchem Corp. (Chemicals)	266	35,841
BancFirst Corp. (Banks)	144	14,386
Bank of Hawaii Corp.(a) (Banks)	167	9,541
Banner Corp. (Banks)	283	13,474
Berkshire Hills Bancorp, Inc. (Banks)	212	4,836
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	287	5,706
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	418	11,232
Boise Cascade Co. (Trading Companies & Distributors)	327	33,841
Boot Barn Holdings, Inc.* (Specialty Retail)	150	14,085
Brady Corp.—Class A (Commercial Services & Supplies)	247	12,740
Brightsphere Investment Group, Inc. (Capital Markets)	139	2,958
California Resources Corp. (Oil, Gas & Consumable Fuels)	169	9,016
California Water Service Group (Water Utilities)	286	15,164
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	212	7,963
Cal-Maine Foods, Inc. (Food Products)	313	14,457
CareTrust REIT, Inc. (Health Care REITs)	509	10,582
Cargurus, Inc.* (Interactive Media & Services)	369	8,362
Cars.com, Inc.* (Interactive Media & Services)	512	11,679
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	804	11,119
Cavco Industries, Inc.* (Household Durables)	67	19,808
Central Garden & Pet Co.* (Household Products)	38	1,538
Central Garden & Pet Co.*—Class A (Household Products)	163	6,230
Certara, Inc.* (Health Care Technology)	504	9,813
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	118	3,205
Chesapeake Utilities Corp. (Gas Utilities)	98	11,588
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	81	3,369
City Holding Co. (Banks)	124	12,265
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	405	30,318
Clearfield, Inc.* (Communications Equipment)	104	4,861
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	209	12,799
Coherus Biosciences, Inc.* (Biotechnology)	281	1,354
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	259	11,305
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	285	6,487
Comfort Systems USA, Inc. (Construction & Engineering)	295	51,320
Community Bank System, Inc. (Banks)	253	13,619
Community Healthcare Trust, Inc. (Health Care REITs)	121	4,264
Computer Programs and Systems, Inc.* (Health Care Technology)	62	1,626

See accompanying notes to the financial statements.

154 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	755	$9,626
CONMED Corp. (Health Care Equipment & Supplies)	124	15,010
Consensus Cloud Solutions, Inc.* (Software)	98	3,176
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	263	19,599
Corcept Therapeutics, Inc.* (Pharmaceuticals)	746	19,008
Core Laboratories, Inc. (Energy Equipment & Services)	185	4,808
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	189	3,493
CorVel Corp.* (Health Care Providers & Services)	49	10,023
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	282	7,276
CSG Systems International, Inc. (Professional Services)	251	12,950
CTS Corp. (Electronic Equipment, Instruments & Components)	260	11,604
Customers Bancorp, Inc.* (Banks)	121	5,080
CVB Financial Corp. (Banks)	1,080	20,379
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	132	4,850
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	291	2,607
Cytokinetics, Inc.* (Biotechnology)	789	26,314
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	185	8,473
Digi International, Inc.* (Communications Equipment)	296	12,411
Digital Turbine, Inc.* (Software)	477	5,171
Dime Community Bancshares, Inc. (Banks)	269	6,026
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	78	4,705
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	377	35,623
Donnelley Financial Solutions, Inc.* (Capital Markets)	104	4,919
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	263	7,822
Dorman Products, Inc. (Automobile Components)	234	19,817
DoubleVerify Holdings, Inc.* (Software)	727	30,607
Dril-Quip, Inc.* (Energy Equipment & Services)	149	3,858
Dycom Industries, Inc.* (Construction & Engineering)	165	16,431
Dynavax Technologies Corp.* (Biotechnology)	986	13,794
Edgewell Personal Care Co. (Personal Care Products)	203	8,000
elf Beauty, Inc.* (Personal Care Products)	418	48,789
Embecta Corp. (Health Care Equipment & Supplies)	222	4,737
Employers Holdings, Inc. (Insurance)	113	4,365
Enanta Pharmaceuticals, Inc.* (Biotechnology)	64	1,214
Encore Wire Corp. (Electrical Equipment)	148	25,262
Enerpac Tool Group Corp. (Machinery)	311	8,546
EnPro Industries, Inc. (Machinery)	172	23,870
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	107	6,029
ESCO Technologies, Inc. (Machinery)	144	14,479
Ethan Allen Interiors, Inc. (Household Durables)	188	5,916
EVERTEC, Inc. (Financial Services)	349	13,726
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	164	4,090
Extreme Networks, Inc.* (Communications Equipment)	1,064	28,293
Fabrinet* (Electronic Equipment, Instruments & Components)	299	36,968
FB Financial Corp. (Banks)	145	5,136
Federal Signal Corp. (Machinery)	502	30,667
First Bancorp (Banks)	203	6,715
First Bancorp (Banks)	1,483	22,022
First Commonwealth Financial Corp. (Banks)	467	6,743
First Financial Bancorp (Banks)	432	9,975
First Hawaiian, Inc. (Banks)	547	11,317
Forward Air Corp. (Air Freight & Logistics)	214	25,432
Four Corners Property Trust, Inc. (Specialized REITs)	481	12,650
Franklin Electric Co., Inc. (Machinery)	320	31,622
Frontdoor, Inc.* (Diversified Consumer Services)	351	12,257
Fulgent Genetics, Inc.* (Health Care Providers & Services)	74	2,873
Fulton Financial Corp. (Banks)	669	9,567
FutureFuel Corp. (Chemicals)	121	1,176
Gentherm, Inc.* (Automobile Components)	167	9,982
Getty Realty Corp. (Retail REITs)	238	7,692
Glaukos Corp.* (Health Care Equipment & Supplies)	266	20,519
Gogo, Inc.* (Wireless Telecommunication Services)	352	5,305
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	112	4,742
Green Brick Partners, Inc.* (Household Durables)	221	12,491
Griffon Corp. (Building Products)	392	16,354
H.B. Fuller Co. (Chemicals)	284	21,025
Hanmi Financial Corp. (Banks)	252	4,788
Harmonic, Inc.* (Communications Equipment)	919	13,711
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	247	8,736
Haverty Furniture Cos., Inc. (Specialty Retail)	56	1,994
Hawkins, Inc. (Chemicals)	156	7,293
Haynes International, Inc. (Metals & Mining)	70	3,511
HealthStream, Inc. (Health Care Technology)	128	2,877
Heartland Express, Inc. (Ground Transportation)	250	4,088
Helmerich & Payne, Inc. (Energy Equipment & Services)	491	21,981
Heritage Financial Corp. (Banks)	289	5,422
Hibbett, Inc. (Specialty Retail)	56	2,598
Hillenbrand, Inc. (Machinery)	574	29,814
Hostess Brands, Inc.* (Food Products)	1,096	26,347
Hub Group, Inc.*—Class A (Air Freight & Logistics)	122	10,996
Independent Bank Corp. (Banks)	189	11,387
Ingevity Corp.* (Chemicals)	282	18,054
Innospec, Inc. (Chemicals)	205	21,964
Innovative Industrial Properties, Inc. (Industrial REITs)	231	18,302
Innoviva, Inc.* (Pharmaceuticals)	486	6,585

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 155

Common Stocks, continued

	Shares	Value
Installed Building Products, Inc. (Household Durables)	127	$18,799
Insteel Industries, Inc. (Building Products)	74	2,387
Inter Parfums, Inc. (Personal Care Products)	148	22,135
InterDigital, Inc. (Software)	221	20,484
Invesco Mortgage Capital, Inc. (Mortgage REITs)	155	1,862
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	702	7,785
iTeos Therapeutics, Inc.* (Biotechnology)	204	2,868
J & J Snack Foods Corp. (Food Products)	124	19,880
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	170	16,900
John B Sanfilippo & Son, Inc. (Food Products)	45	4,901
Kaiser Aluminum Corp. (Metals & Mining)	132	10,718
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	352	5,808
Korn Ferry (Professional Services)	208	10,957
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	467	27,964
Lakeland Financial Corp. (Banks)	210	11,642
LCI Industries (Automobile Components)	104	14,172
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	111	7,019
Leslie's, Inc.* (Specialty Retail)	798	5,083
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	73	4,886
Lindsay Corp. (Machinery)	91	12,060
Liquidity Services, Inc.* (Commercial Services & Supplies)	106	1,779
Livent Corp.* (Chemicals)	1,482	36,486
LiveRamp Holdings, Inc.* (Software)	294	8,391
LTC Properties, Inc. (Health Care REITs)	222	7,450
Madison Square Garden Sports Corp. (Entertainment)	112	23,828
Marcus & Millichap, Inc. (Real Estate Management & Development)	200	7,336
Marten Transport, Ltd. (Ground Transportation)	476	10,786
Materion Corp. (Metals & Mining)	97	11,557
Matson, Inc. (Marine Transportation)	296	27,664
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	607	14,975
Medifast, Inc. (Personal Care Products)	90	9,170
Mercer International, Inc. (Paper & Forest Products)	144	1,282
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	474	35,395
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	26	3,345
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	154	5,181
MGP Ingredients, Inc. (Beverages)	127	14,480
Middlesex Water Co. (Water Utilities)	93	7,479
Mister Car Wash, Inc.* (Diversified Consumer Services)	337	3,346
Moelis & Co.—Class A (Capital Markets)	269	13,135
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	110	7,625
Moog, Inc.—Class A (Aerospace & Defense)	145	15,289
Mr. Cooper Group, Inc.* (Financial Services)	561	32,520
Mueller Industries, Inc. (Machinery)	470	38,099
Myers Industries, Inc. (Containers & Packaging)	303	5,942
MYR Group, Inc.* (Construction & Engineering)	69	9,837
N-able, Inc.* (Software)	378	5,318
Nabors Industries, Ltd.* (Energy Equipment & Services)	51	6,247
National Bank Holdings Corp.—Class A (Banks)	205	7,044
National Beverage Corp.* (Beverages)	131	6,923
National Vision Holdings, Inc.* (Specialty Retail)	374	8,090
NBT Bancorp, Inc. (Banks)	354	13,169
NetScout Systems, Inc.* (Communications Equipment)	556	15,540
NexPoint Residential Trust, Inc. (Residential REITs)	100	4,156
NextGen Healthcare, Inc.* (Health Care Technology)	441	7,334
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	556	6,628
NMI Holdings, Inc.*—Class A (Financial Services)	350	9,349
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	668	26,299
Northfield Bancorp, Inc. (Banks)	182	2,217
Northwest Bancshares, Inc. (Banks)	545	6,736
Northwest Natural Holding Co. (Gas Utilities)	190	8,164
NV5 Global, Inc.* (Professional Services)	104	11,393
Oceaneering International, Inc.* (Energy Equipment & Services)	598	13,425
OFG Bancorp (Banks)	392	13,128
O-I Glass, Inc.* (Containers & Packaging)	589	13,523
OneSpan, Inc.* (Software)	144	1,979
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	404	50,225
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	65	7,750
Otter Tail Corp. (Electric Utilities)	210	17,012
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	86	9,275
Pacira BioSciences, Inc.* (Pharmaceuticals)	379	13,777
Palomar Holdings, Inc.* (Insurance)	205	12,415
Park National Corp. (Banks)	119	13,271
Pathward Financial, Inc. (Banks)	160	8,314
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,168	18,501
Payoneer Global, Inc.* (Financial Services)	727	3,868
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	247	11,360
Perdoceo Education Corp.* (Diversified Consumer Services)	351	4,686
Perficient, Inc.* (IT Services)	164	10,462
PGT Innovations, Inc.* (Building Products)	484	13,847
Phillips Edison & Co., Inc.(a) (Retail REITs)	416	14,689
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	515	13,622
Piper Sandler Cos. (Capital Markets)	122	17,857
Plexus Corp.* (Electronic Equipment, Instruments & Components)	228	22,456

See accompanying notes to the financial statements.

156 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Preferred Bank (Banks)	109	$7,203
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	287	18,715
Privia Health Group, Inc.* (Health Care Providers & Services)	773	21,582
Progress Software Corp. (Software)	357	21,441
Quaker Chemical Corp. (Chemicals)	113	22,643
Quanex Building Products Corp. (Building Products)	156	4,390
QuinStreet, Inc.* (Interactive Media & Services)	218	1,936
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	898	56,223
REGENXBIO, Inc.* (Biotechnology)	312	5,928
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	126	4,665
RPC, Inc. (Energy Equipment & Services)	685	5,699
S&T Bancorp, Inc. (Banks)	222	7,011
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,040	4,264
Safety Insurance Group, Inc. (Insurance)	70	5,040
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	221	13,583
Saul Centers, Inc. (Retail REITs)	61	2,352
Schrodinger, Inc.* (Health Care Technology)	195	10,200
Seacoast Banking Corp. of Florida (Banks)	373	9,217
ServisFirst Bancshares, Inc. (Banks)	403	24,050
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	164	12,736
Shutterstock, Inc. (Interactive Media & Services)	96	4,939
Simulations Plus, Inc. (Health Care Technology)	87	4,333
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	73	9,418
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	263	6,286
SJW Group (Water Utilities)	228	16,065
SM Energy Co. (Oil, Gas & Consumable Fuels)	994	36,072
Southside Bancshares, Inc. (Banks)	141	4,683
SPS Commerce, Inc.* (Software)	301	54,298
SPX Technologies, Inc.* (Machinery)	233	19,714
Standex International Corp. (Machinery)	67	9,954
Stellar Bancorp, Inc. (Banks)	374	9,298
Stepan Co. (Chemicals)	114	10,923
StoneX Group, Inc.* (Capital Markets)	145	13,341
Strategic Education, Inc. (Diversified Consumer Services)	105	7,886
Stride, Inc.* (Diversified Consumer Services)	337	12,877
Sturm Ruger & Co., Inc. (Leisure Products)	89	4,713
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	302	6,511
SunPower Corp.*(a) (Electrical Equipment)	396	3,909
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	449	13,780
Sylvamo Corp. (Paper & Forest Products)	150	7,360
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	481	7,696
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	320	11,174
Tanger Factory Outlet Centers, Inc. (Retail REITs)	477	11,167
TechTarget, Inc.* (Media)	213	6,918
The Andersons, Inc. (Consumer Staples Distribution & Retail)	114	5,565
The Bancorp, Inc.* (Banks)	451	17,093
The Buckle, Inc. (Specialty Retail)	169	6,179
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	180	6,542
The Ensign Group, Inc. (Health Care Providers & Services)	462	44,755
The Simply Good Foods Co.* (Food Products)	698	27,019
The St Joe Co. (Real Estate Management & Development)	279	17,711
TimkenSteel Corp.* (Metals & Mining)	139	3,239
Titan International, Inc.* (Machinery)	422	5,271
Tompkins Financial Corp. (Banks)	67	4,031
Tootsie Roll Industries, Inc. (Food Products)	148	5,159
TreeHouse Foods, Inc.* (Food Products)	196	10,116
Trinity Industries, Inc. (Machinery)	395	10,357
Triumph Financial, Inc.* (Banks)	111	7,871
Trupanion, Inc.*(a) (Insurance)	292	9,008
TrustCo Bank Corp. (Banks)	104	3,161
Trustmark Corp. (Banks)	348	9,138
TTEC Holdings, Inc. (Professional Services)	78	2,686
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	74	8,604
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	369	4,801
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	57	11,096
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	203	7,734
UniFirst Corp. (Commercial Services & Supplies)	74	12,010
uniQure N.V.* (Biotechnology)	345	3,578
United Community Banks, Inc. (Banks)	617	17,935
Uniti Group, Inc. (Specialized REITs)	886	4,944
Unitil Corp. (Multi-Utilities)	133	6,921
Universal Health Realty Income Trust (Health Care REITs)	68	3,246
Urban Edge Properties (Retail REITs)	495	8,420
Urstadt Biddle Properties, Inc.—Class A (Retail REITs)	136	3,084
Vector Group, Ltd. (Tobacco)	481	6,311
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	426	11,996
Veradigm, Inc.* (Health Care Technology)	901	12,181
Vericel Corp.* (Biotechnology)	224	8,046
Veris Residential, Inc.* (Residential REITs)	368	6,874
Veritex Holdings, Inc. (Banks)	219	4,711
Verra Mobility Corp.* (Professional Services)	1,154	24,223
Viavi Solutions, Inc.* (Communications Equipment)	954	10,370
Vir Biotechnology, Inc.* (Biotechnology)	630	8,870
Virtus Investment Partners, Inc. (Capital Markets)	29	5,966
Vista Outdoor, Inc.* (Leisure Products)	212	6,423
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	153	8,075
Wabash National Corp. (Machinery)	227	5,375
Warrior Met Coal, Inc. (Metals & Mining)	240	10,620
Washington Federal, Inc. (Banks)	288	8,940
WD-40 Co. (Household Products)	73	16,754

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 157

Common Stocks, continued

	Shares	Value
Westamerica Bancorp (Banks)	220	$10,822
Winnebago Industries, Inc. (Automobile Components)	116	7,981
WisdomTree, Inc. (Capital Markets)	524	3,647
Xencor, Inc.* (Biotechnology)	498	12,096
XPEL, Inc.* (Automobile Components)	162	13,159
Yelp, Inc.* (Interactive Media & Services)	329	14,821
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	175	1,708
TOTAL COMMON STOCKS (Cost $2,621,437)		4,297,731

Collateral for Securities Loaned(b) (0.9%)
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(c)	38,291	38,291
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $38,291)		38,291
TOTAL INVESTMENT SECURITIES (Cost $2,659,728)—100.8%		4,336,022
Net other assets (liabilities)—(0.8)%		(33,638)
NET ASSETS—100.0%		$4,302,384

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $38,104.
(b)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trust

Small-Cap Growth ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$35,103	0.8%
Air Freight & Logistics	36,428	0.8%
Automobile Components	65,111	1.5%
Banks	446,384	10.4%
Beverages	21,403	0.5%
Biotechnology	117,580	2.7%
Building Products	79,440	1.8%
Capital Markets	85,307	2.0%
Chemicals	179,523	4.2%
Commercial Services & Supplies	26,529	0.6%
Communications Equipment	89,146	2.1%
Construction & Engineering	97,964	2.3%
Consumer Staples Distribution & Retail	12,107	0.3%
Containers & Packaging	19,465	0.5%
Diversified Consumer Services	56,618	1.3%
Diversified REITs	4,521	0.1%
Diversified Telecommunication Services	15,997	0.4%
Electric Utilities	17,012	0.4%
Electrical Equipment	29,171	0.7%
Electronic Equipment, Instruments & Components	186,525	4.3%
Energy Equipment & Services	85,948	2.0%
Entertainment	23,828	0.6%
Financial Services	59,463	1.4%
Food Products	107,880	2.5%
Gas Utilities	19,752	0.5%
Ground Transportation	14,874	0.3%
Health Care Equipment & Supplies	110,002	2.6%
Health Care Providers & Services	153,237	3.6%
Health Care REITs	25,542	0.6%
Health Care Technology	48,364	1.1%
Hotels, Restaurants & Leisure	80,331	1.9%
Household Durables	57,014	1.3%
Household Products	24,522	0.6%
Industrial REITs	18,302	0.4%
Insurance	64,792	1.5%
Interactive Media & Services	41,737	1.0%
IT Services	10,462	0.2%
Leisure Products	11,136	0.3%
Life Sciences Tools & Services	8,313	0.2%
Machinery	276,586	6.4%
Marine Transportation	27,664	0.6%
Media	6,918	0.2%
Metals & Mining	70,971	1.6%
Mortgage REITs	10,104	0.2%
Multi-Utilities	6,921	0.2%
Oil, Gas & Consumable Fuels	172,001	4.0%
Paper & Forest Products	8,642	0.2%
Passenger Airlines	6,511	0.2%
Personal Care Products	88,094	2.0%
Pharmaceuticals	114,002	2.6%
Professional Services	62,208	1.4%
Real Estate Management & Development	34,945	0.8%
Residential REITs	11,030	0.3%
Retail REITs	47,404	1.1%
Semiconductors & Semiconductor Equipment	313,830	7.3%
Software	195,906	4.6%
Specialized REITs	17,594	0.4%
Specialty Retail	73,954	1.7%
Technology Hardware, Storage & Peripherals	7,355	0.2%
Textiles, Apparel & Luxury Goods	9,275	0.2%
Tobacco	6,311	0.1%
Trading Companies & Distributors	80,093	1.9%
Water Utilities	57,274	1.3%
Wireless Telecommunication Services	5,305	0.1%
Other**	4,653	0.1%
Total	$4,302,384	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

158 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (42.4%)

	Percentage of Net Assets	Shares	Value
API Group Corp.* (Construction & Engineering)	0.1%	201	$5,781
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.1%	37	5,365
Asbury Automotive Group, Inc.* (Specialty Retail)	0.1%	21	4,737
ATI, Inc.* (Metals & Mining)	0.1%	124	5,911
Atkore, Inc.* (Electrical Equipment)	0.1%	38	6,028
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	31	6,214
ChampionX Corp. (Energy Equipment & Services)	0.0%	191	6,799
Chart Industries, Inc.* (Machinery)	0.1%	41	7,468
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	0.1%	40	6,273
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	0.1%	66	4,941
Comfort Systems USA, Inc. (Construction & Engineering)	0.1%	34	5,914
Commercial Metals Co. (Metals & Mining)	0.1%	112	6,408
elf Beauty, Inc.* (Personal Care Products)	0.1%	48	5,602
Essent Group, Ltd. (Financial Services)	0.1%	102	5,058
Halozyme Therapeutics, Inc.* (Biotechnology)	0.1%	128	5,500
HealthEquity, Inc.* (Health Care Providers & Services)	0.1%	81	5,504
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	0.1%	90	5,565
Kite Realty Group Trust (Retail REITs)	0.1%	209	4,783
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	0.1%	65	5,623
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	0.1%	88	6,185
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.1%	109	6,064
Maximus, Inc. (Professional Services)	0.1%	58	4,857
Meritage Homes Corp. (Household Durables)	0.1%	35	5,212
MicroStrategy, Inc.* (Software)	0.1%	11	4,817
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	0.1%	143	6,187
Neogen Corp.* (Health Care Equipment & Supplies)	0.1%	209	4,847
Noble Corp. PLC* (Energy Equipment & Services)	0.1%	103	5,384
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.1%	34	6,016
Old National Bancorp (Banks)	0.1%	281	4,784
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	47	5,843
Option Care Health, Inc.* (Health Care Providers & Services)	0.1%	163	5,507
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	0.1%	112	5,313
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	55	5,343
Qualys, Inc.* (Software)	0.1%	36	4,997
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	105	6,573
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	0.1%	55	5,240
Selective Insurance Group, Inc. (Insurance)	0.1%	58	5,984
Simpson Manufacturing Co., Inc. (Building Products)	0.1%	41	6,479
SouthState Corp. (Banks)	0.1%	73	5,669
SPS Commerce, Inc.* (Software)	0.1%	35	6,313
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	0.3%	45	14,861
Taylor Morrison Home Corp.* (Household Durables)	0.1%	101	4,890
Tenable Holdings, Inc.* (Software)	0.1%	110	5,353
The Ensign Group, Inc. (Health Care Providers & Services)	0.1%	52	5,037
UFP Industries, Inc. (Building Products)	0.1%	58	5,961
Upstart Holdings, Inc.* (Consumer Finance)(a)	0.1%	69	4,739
Watts Water Technologies, Inc.—Class A (Machinery)	0.1%	26	4,850
Weatherford International PLC* (Energy Equipment & Services)	0.1%	68	5,650
Workiva, Inc.* (Software)	0.1%	47	4,949
Other Common Stocks(a)	37.4%	111,973	2,145,502
TOTAL COMMON STOCKS (Cost $1,556,394)			2,428,880

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

July 31, 2023 :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 159

Repurchase Agreements(b)(c) (14.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $846,274	$846,000	$846,000
TOTAL REPURCHASE AGREEMENTS (Cost $846,000)		846,000

Collateral for Securities Loaned(d)  (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	43,311	$43,311
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $43,311)		43,311
TOTAL INVESTMENT SECURITIES (Cost $2,445,705)—58.0%		3,318,191
Net other assets (liabilities)—42.0%		2,400,504
NET ASSETS—100.0%		$5,718,695

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2023, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $43,241.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $105,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	9/18/23	$201,360	$6,366

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/28/23	5.73%	$2,762,385	$7,649
Russell 2000 Index	UBS AG	8/28/23	5.33%	326,518	7,704
				$3,088,903	$15,353

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

160 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2023

Small-Cap ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$20,526	0.4%
Air Freight & Logistics	7,213	0.1%
Automobile Components	40,624	0.7%
Automobiles	134	NM
Banks	211,980	3.7%
Beverages	9,527	0.2%
Biotechnology	170,846	3.0%
Broadline Retail	1,513	NM
Building Products	43,086	0.8%
Capital Markets	34,790	0.6%
Chemicals	47,844	0.8%
Commercial Services & Supplies	36,308	0.6%
Communications Equipment	17,705	0.3%
Construction & Engineering	35,641	0.6%
Construction Materials	6,702	0.1%
Consumer Finance	22,224	0.4%
Consumer Staples Distribution & Retail	13,170	0.2%
Containers & Packaging	7,905	0.1%
Distributors	433	NM
Diversified Consumer Services	25,203	0.4%
Diversified REITs	14,024	0.2%
Diversified Telecommunication Services	10,854	0.2%
Electric Utilities	17,571	0.3%
Electrical Equipment	39,577	0.7%
Electronic Equipment, Instruments & Components	66,146	1.2%
Energy Equipment & Services	64,384	1.1%
Entertainment	9,624	0.2%
Financial Services	52,797	0.9%
Food Products	27,628	0.5%
Gas Utilities	23,427	0.4%
Ground Transportation	11,839	0.2%
Health Care Equipment & Supplies	82,155	1.4%
Health Care Providers & Services	64,969	1.1%
Health Care REITs	14,227	0.3%
Health Care Technology	14,655	0.3%
Hotel & Resort REITs	19,801	0.3%
Hotels, Restaurants & Leisure	56,555	1.0%
Household Durables	52,056	0.9%
Household Products	7,577	0.1%
Independent Power and Renewable Electricity Producers	6,835	0.1%
Industrial Conglomerates	513	NM
Industrial REITs	10,501	0.2%
Insurance	41,488	0.7%
Interactive Media & Services	18,311	0.3%
IT Services	12,336	0.2%
Leisure Products	10,776	0.2%
Life Sciences Tools & Services	10,089	0.2%
Machinery	88,542	1.5%
Marine Transportation	6,775	0.1%
Media	18,364	0.3%
Metals & Mining	45,421	0.8%
Mortgage REITs	29,665	0.5%
Multi-Utilities	10,699	0.2%
Office REITs	17,751	0.3%
Oil, Gas & Consumable Fuels	113,092	2.0%
Paper & Forest Products	2,376	NM
Passenger Airlines	12,575	0.2%
Personal Care Products	20,561	0.4%
Pharmaceuticals	48,680	0.9%
Professional Services	56,752	1.0%
Real Estate Management & Development	20,115	0.4%
Residential REITs	10,687	0.2%
Retail REITs	29,608	0.5%
Semiconductors & Semiconductor Equipment	77,238	1.4%
Software	133,642	2.3%
Specialized REITs	11,523	0.2%
Specialty Retail	61,431	1.1%
Technology Hardware, Storage & Peripherals	22,003	0.4%
Textiles, Apparel & Luxury Goods	10,722	0.2%
Tobacco	3,409	0.1%
Trading Companies & Distributors	49,028	0.9%
Water Utilities	11,279	0.2%
Wireless Telecommunication Services	2,853	0.1%
Other**	3,289,815	57.6%
Total	$5,718,695	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trusts

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 161

Common Stocks (99.5%)

	Shares	Value
3D Systems Corp.* (Machinery)	824	$7,177
8x8, Inc.* (Software)	383	1,815
AAR Corp.* (Aerospace & Defense)	207	12,378
Abercrombie & Fitch Co.* (Specialty Retail)	315	12,477
ABM Industries, Inc. (Commercial Services & Supplies)	417	19,298
Academy Sports & Outdoors, Inc. (Specialty Retail)	257	15,366
Acadia Realty Trust (Retail REITs)	600	9,426
Adeia, Inc. (Software)	668	8,029
ADTRAN Holdings, Inc. (Communications Equipment)	139	1,352
AdvanSix, Inc. (Chemicals)	173	6,939
Agiliti, Inc.* (Health Care Providers & Services)	115	1,975
Alamo Group, Inc. (Machinery)	18	3,488
Alexander & Baldwin, Inc. (Diversified REITs)	456	8,755
Allegiant Travel Co.* (Passenger Airlines)	99	12,246
Ambac Financial Group, Inc.* (Insurance)	285	4,030
AMC Networks, Inc.*—Class A (Media)	179	2,259
American Assets Trust, Inc. (Diversified REITs)	329	7,403
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	736	6,955
American Eagle Outfitters, Inc. (Specialty Retail)	1,156	16,242
American Equity Investment Life Holding Co. (Insurance)	190	10,197
American States Water Co. (Water Utilities)	73	6,454
American Woodmark Corp.* (Building Products)	105	8,047
America's Car-Mart, Inc.* (Specialty Retail)	37	4,407
Ameris Bancorp (Banks)	161	7,028
AMERISAFE, Inc. (Insurance)	55	2,867
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	245	2,129
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	42	2,207
Anika Therapeutics, Inc.* (Biotechnology)	45	1,050
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	694	5,816
Apogee Enterprises, Inc. (Building Products)	61	3,021
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	819	9,664
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	253	9,267
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	1,141	19,295
ArcBest Corp. (Ground Transportation)	152	17,681
Archrock, Inc. (Energy Equipment & Services)	849	9,899
Arconic Corp.* (Metals & Mining)	632	18,891
Arcosa, Inc. (Construction & Engineering)	104	8,027
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	287	3,260
Armada Hoffler Properties, Inc. (Diversified REITs)	149	1,851
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	215	8,920
Artivion, Inc.* (Health Care Equipment & Supplies)	257	4,477
Asbury Automotive Group, Inc.* (Specialty Retail)	75	16,920
Assured Guaranty, Ltd. (Insurance)	182	10,880
Astec Industries, Inc. (Machinery)	144	7,114
ATI, Inc.* (Metals & Mining)	308	14,685
Atlantic Union Bankshares Corp. (Banks)	288	9,210
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	294	7,194
Avid Bioservices, Inc.* (Biotechnology)	121	1,532
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	87	2,074
Avista Corp. (Multi-Utilities)	478	18,471
Axos Financial, Inc.* (Banks)	153	7,191
AZZ, Inc. (Building Products)	158	7,004
B Riley Financial, Inc.(a) (Capital Markets)	51	2,832
B&G Foods, Inc.(a) (Food Products)	454	6,020
Banc of California, Inc. (Banks)	338	4,803
Bank of Hawaii Corp.(a) (Banks)	123	7,027
BankUnited, Inc. (Banks)	470	14,025
Barnes Group, Inc. (Machinery)	319	12,537
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	224	5,938
Berkshire Hills Bancorp, Inc. (Banks)	116	2,646
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	149	5,611
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	231	6,207
Boot Barn Holdings, Inc.* (Specialty Retail)	74	6,949
Brady Corp.—Class A (Commercial Services & Supplies)	102	5,261
Brandywine Realty Trust (Office REITs)	1,082	5,464
Bread Financial Holdings, Inc. (Consumer Finance)	316	13,135
Brightsphere Investment Group, Inc. (Capital Markets)	97	2,064
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	279	10,959
Bristow Group, Inc.* (Energy Equipment & Services)	149	4,585
Brookline Bancorp, Inc. (Banks)	551	5,885
Calavo Growers, Inc. (Food Products)	113	4,263
Caleres, Inc. (Specialty Retail)	228	6,165
California Resources Corp. (Oil, Gas & Consumable Fuels)	316	16,859
California Water Service Group (Water Utilities)	135	7,157
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	162	6,085
Capitol Federal Financial, Inc. (Banks)	797	5,284
CareTrust REIT, Inc. (Health Care REITs)	238	4,948
Cargurus, Inc.* (Interactive Media & Services)	281	6,367
Carpenter Technology Corp. (Metals & Mining)	306	18,317
Centerspace (Residential REITs)	95	5,902
Central Garden & Pet Co.* (Household Products)	32	1,295
Central Garden & Pet Co.*—Class A (Household Products)	136	5,198
Central Pacific Financial Corp. (Banks)	169	3,083
Century Aluminum Co.* (Metals & Mining)	324	3,013
Century Communities, Inc. (Household Durables)	179	13,822
Cerence, Inc.* (Software)	254	7,064
Certara, Inc.* (Health Care Technology)	279	5,432
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	58	1,575
Chatham Lodging Trust (Hotel & Resort REITs)	306	2,938

See accompanying notes to the financial statements.

162 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Chesapeake Utilities Corp. (Gas Utilities)	37	$4,374
Chico's FAS, Inc.* (Specialty Retail)	777	4,740
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	53	2,204
Cinemark Holdings, Inc.* (Entertainment)	680	11,350
CIRCOR International, Inc.* (Machinery)	129	7,185
Clearwater Paper Corp.* (Paper & Forest Products)	107	3,449
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	112	6,859
Coherus Biosciences, Inc.* (Biotechnology)	204	983
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	102	4,452
Community Bank System, Inc. (Banks)	147	7,913
Community Health Systems, Inc. (Health Care Providers & Services)	800	3,512
Community Healthcare Trust, Inc. (Health Care REITs)	62	2,185
Compass Minerals International, Inc. (Metals & Mining)	215	8,142
Computer Programs and Systems, Inc.* (Health Care Technology)	42	1,101
CONMED Corp. (Health Care Equipment & Supplies)	99	11,984
Consensus Cloud Solutions, Inc.* (Software)	36	1,167
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	469	1,679
Core Laboratories, Inc. (Energy Equipment & Services)	152	3,950
CoreCivic, Inc.* (Commercial Services & Supplies)	715	6,936
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	112	2,070
CorVel Corp.* (Health Care Providers & Services)	20	4,091
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	140	13,048
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,029	10,114
Customers Bancorp, Inc.* (Banks)	93	3,904
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	83	3,049
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	280	2,509
Dana, Inc. (Automobile Components)	809	15,355
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	112	5,130
Deluxe Corp. (Commercial Services & Supplies)	274	5,203
Designer Brands, Inc.—Class A (Specialty Retail)	318	3,164
DiamondRock Hospitality Co. (Hotel & Resort REITs)	1,320	11,220
Digital Turbine, Inc.* (Software)	202	2,190
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	40	2,413
DISH Network Corp.*—Class A (Media)	1,592	12,624
Donnelley Financial Solutions, Inc.* (Capital Markets)	80	3,784
Douglas Emmett, Inc. (Office REITs)	1,069	15,714
Dril-Quip, Inc.* (Energy Equipment & Services)	102	2,641
DXP Enterprises, Inc.* (Trading Companies & Distributors)	92	3,494
Dycom Industries, Inc.* (Construction & Engineering)	60	5,975
Eagle Bancorp, Inc. (Banks)	193	5,346
Easterly Government Properties, Inc. (Office REITs)	588	8,679
Ebix, Inc. (Software)	148	4,582
Edgewell Personal Care Co. (Personal Care Products)	167	6,581
Ellington Financial, Inc.(a) (Mortgage REITs)	401	5,422
Elme Communities (Residential REITs)	552	8,971
Embecta Corp. (Health Care Equipment & Supplies)	191	4,076
Emergent BioSolutions, Inc.* (Biotechnology)	281	1,933
Employers Holdings, Inc. (Insurance)	84	3,245
Enanta Pharmaceuticals, Inc.* (Biotechnology)	75	1,423
Encore Capital Group, Inc.* (Consumer Finance)	149	7,972
Enerpac Tool Group Corp. (Machinery)	123	3,380
Enhabit, Inc.* (Health Care Providers & Services)	314	4,311
Enova International, Inc.* (Consumer Finance)	196	10,798
Enviri Corp.* (Commercial Services & Supplies)	500	4,715
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	89	5,015
ESCO Technologies, Inc. (Machinery)	52	5,229
Essential Properties Realty Trust, Inc. (Diversified REITs)	938	23,027
EVERTEC, Inc. (Financial Services)	144	5,664
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	339	8,455
EZCORP, Inc.*—Class A (Consumer Finance)	329	2,981
FB Financial Corp. (Banks)	111	3,932
First Bancorp (Banks)	104	3,440
First Commonwealth Financial Corp. (Banks)	292	4,216
First Financial Bancorp (Banks)	270	6,234
First Hawaiian, Inc. (Banks)	386	7,986
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	486	18,061
Forrester Research, Inc.* (Professional Services)	72	2,295
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	558	17,833
Four Corners Property Trust, Inc. (Specialized REITs)	180	4,734
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	518	7,407
Fresh Del Monte Produce, Inc. (Food Products)	193	5,130
Frontdoor, Inc.* (Diversified Consumer Services)	247	8,625
Fulgent Genetics, Inc.* (Health Care Providers & Services)	69	2,679
Fulton Financial Corp. (Banks)	531	7,593
FutureFuel Corp. (Chemicals)	68	661
Gentherm, Inc.* (Automobile Components)	82	4,901
Genworth Financial, Inc.* (Insurance)	3,011	17,645
Getty Realty Corp. (Retail REITs)	103	3,329
Gibraltar Industries, Inc.* (Building Products)	191	12,352

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 163

Common Stocks, continued

	Shares	Value
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	258	$5,343
Glaukos Corp.* (Health Care Equipment & Supplies)	101	7,791
Global Net Lease, Inc. (Diversified REITs)	653	6,981
GMS, Inc.* (Trading Companies & Distributors)	260	19,160
Gogo, Inc.* (Wireless Telecommunication Services)	144	2,170
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	55	2,329
Granite Construction, Inc. (Construction & Engineering)	276	11,296
Green Dot Corp.*—Class A (Consumer Finance)	292	5,709
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	375	13,316
Group 1 Automotive, Inc. (Specialty Retail)	90	23,267
Guess?, Inc. (Specialty Retail)	188	3,946
H.B. Fuller Co. (Chemicals)	123	9,106
Hanesbrands, Inc.(a) (Textiles, Apparel & Luxury Goods)	2,201	11,599
Haverty Furniture Cos., Inc. (Specialty Retail)	41	1,460
Hawaiian Holdings, Inc.* (Passenger Airlines)	323	3,744
Haynes International, Inc. (Metals & Mining)	27	1,354
HCI Group, Inc.(a) (Insurance)	43	2,701
Healthcare Services Group, Inc. (Commercial Services & Supplies)	467	5,889
HealthStream, Inc. (Health Care Technology)	55	1,236
Heartland Express, Inc. (Ground Transportation)	101	1,651
Heidrick & Struggles International, Inc. (Professional Services)	127	3,463
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	895	8,592
Helmerich & Payne, Inc. (Energy Equipment & Services)	271	12,132
Hibbett, Inc. (Specialty Retail)	38	1,763
Hilltop Holdings, Inc. (Banks)	291	9,001
HNI Corp. (Commercial Services & Supplies)	292	8,494
Hope Bancorp, Inc. (Banks)	755	8,199
Horace Mann Educators Corp. (Insurance)	257	7,743
Hub Group, Inc.*—Class A (Air Freight & Logistics)	114	10,275
Hudson Pacific Properties, Inc. (Office REITs)	806	4,731
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	182	7,047
Independent Bank Corp. (Banks)	134	8,074
Independent Bank Group, Inc. (Banks)	223	10,006
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	182	26,698
Installed Building Products, Inc. (Household Durables)	50	7,401
Insteel Industries, Inc. (Building Products)	67	2,161
Integer Holdings Corp.* (Health Care Equipment & Supplies)	209	19,328
Interface, Inc. (Commercial Services & Supplies)	364	3,556
Invesco Mortgage Capital, Inc. (Mortgage REITs)	143	1,717
iRobot Corp.* (Household Durables)	171	6,840
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	313	3,471
Itron, Inc.* (Electronic Equipment, Instruments & Components)	286	22,500
James River Group Holdings, Ltd. (Insurance)	237	4,382
JBG SMITH Properties (Office REITs)	611	10,222
John B Sanfilippo & Son, Inc. (Food Products)	22	2,396
John Bean Technologies Corp. (Machinery)	200	24,721
John Wiley & Sons, Inc.—Class A (Media)	269	9,208
Kaman Corp. (Aerospace & Defense)	177	4,052
Kelly Services, Inc.—Class A (Professional Services)	206	3,774
Kennametal, Inc. (Machinery)	505	15,392
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	477	7,871
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	364	4,535
Knowles Corp.* (Electronic Equipment, Instruments & Components)	575	10,505
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	315	13,343
Koppers Holdings, Inc. (Chemicals)	132	5,050
Korn Ferry (Professional Services)	171	9,009
La-Z-Boy, Inc. (Household Durables)	272	8,533
LCI Industries(a) (Automobile Components)	80	10,902
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	38	2,403
Leslie's, Inc.* (Specialty Retail)	327	2,083
LGI Homes, Inc.* (Household Durables)	131	18,176
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	48	3,213
Liquidity Services, Inc.* (Commercial Services & Supplies)	65	1,091
LiveRamp Holdings, Inc.* (Software)	183	5,223
LTC Properties, Inc. (Health Care REITs)	92	3,088
Lumen Technologies, Inc. (Diversified Telecommunication Services)	5,824	10,425
LXP Industrial Trust (Industrial REITs)	1,841	18,539
M.D.C Holdings, Inc. (Household Durables)	369	18,922
M/I Homes, Inc.* (Household Durables)	174	17,400
Madison Square Garden Sports Corp. (Entertainment)	27	5,744
MarineMax, Inc.* (Specialty Retail)	139	5,606
Masterbrand, Inc.* (Building Products)	809	9,991
Materion Corp. (Metals & Mining)	56	6,672
Mativ Holdings, Inc. (Chemicals)	344	5,415
Matthews International Corp.—Class A (Commercial Services & Supplies)	191	8,767
Mercer International, Inc. (Paper & Forest Products)	144	1,282
Mercury General Corp. (Insurance)	167	5,374
Meritage Homes Corp. (Household Durables)	231	34,408
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	12	1,544
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	110	3,700
Middlesex Water Co. (Water Utilities)	40	3,217
MillerKnoll, Inc. (Commercial Services & Supplies)	476	9,315
Minerals Technologies, Inc. (Chemicals)	204	12,515

See accompanying notes to the financial statements.

164 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Mister Car Wash, Inc.* (Diversified Consumer Services)	245	$2,433
ModivCare, Inc.* (Health Care Providers & Services)	81	3,543
Moelis & Co.—Class A (Capital Markets)	213	10,402
Monro, Inc. (Specialty Retail)	197	7,220
Moog, Inc.—Class A (Aerospace & Defense)	71	7,486
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	99	2,841
MYR Group, Inc.* (Construction & Engineering)	53	7,556
Myriad Genetics, Inc.* (Biotechnology)	513	11,465
N-able, Inc.* (Software)	135	1,899
Nabors Industries, Ltd.* (Energy Equipment & Services)	18	2,205
National Bank Holdings Corp.—Class A (Banks)	81	2,783
National Beverage Corp.* (Beverages)	47	2,484
National Presto Industries, Inc. (Aerospace & Defense)	32	2,506
National Vision Holdings, Inc.* (Specialty Retail)	206	4,456
Navient Corp. (Consumer Finance)	622	11,842
NeoGenomics, Inc.* (Health Care Providers & Services)	803	13,916
NETGEAR, Inc.* (Communications Equipment)	182	2,482
New York Mortgage Trust, Inc. (Mortgage REITs)	573	5,813
NexPoint Residential Trust, Inc. (Residential REITs)	68	2,826
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	519	6,186
NMI Holdings, Inc.*—Class A (Financial Services)	257	6,864
Northfield Bancorp, Inc. (Banks)	117	1,425
Northwest Bancshares, Inc. (Banks)	383	4,734
Northwest Natural Holding Co. (Gas Utilities)	82	3,524
NOW, Inc.* (Trading Companies & Distributors)	672	7,654
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	314	9,229
NuVasive, Inc.* (Health Care Equipment & Supplies)	331	13,641
Oceaneering International, Inc.* (Energy Equipment & Services)	177	3,974
Office Properties Income Trust (Office REITs)	304	2,341
O-I Glass, Inc.* (Containers & Packaging)	528	12,123
Oil States International, Inc.* (Energy Equipment & Services)	403	3,240
Olympic Steel, Inc. (Metals & Mining)	61	3,403
OneSpan, Inc.* (Software)	113	1,553
OPENLANE, Inc.* (Commercial Services & Supplies)	687	10,786
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	461	2,176
Orion Office REIT, Inc. (Office REITs)	355	2,308
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	218	4,292
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	48	5,723
Otter Tail Corp. (Electric Utilities)	103	8,344
Outfront Media, Inc. (Specialized REITs)	925	14,300
Owens & Minor, Inc.* (Health Care Providers & Services)	479	9,216
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	28	3,020
Pacific Premier Bancorp, Inc. (Banks)	604	15,426
PacWest Bancorp(a) (Banks)	743	6,910
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	354	11,144
Pathward Financial, Inc. (Banks)	48	2,494
Patrick Industries, Inc. (Automobile Components)	134	11,598
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	419	6,637
Payoneer Global, Inc.* (Financial Services)	735	3,910
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	72	3,486
Pebblebrook Hotel Trust (Hotel & Resort REITs)	775	11,974
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	520	7,140
PennyMac Mortgage Investment Trust (Mortgage REITs)	551	7,042
Perdoceo Education Corp.* (Diversified Consumer Services)	156	2,083
Perficient, Inc.* (IT Services)	95	6,060
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	127	1,839
Phillips Edison & Co., Inc.(a) (Retail REITs)	422	14,901
Phinia, Inc.* (Automobile Components)	295	8,369
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,028	4,050
Powell Industries, Inc. (Electrical Equipment)	58	3,526
PRA Group, Inc.* (Consumer Finance)	246	5,870
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	95	6,195
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	159	12,359
ProAssurance Corp. (Insurance)	341	5,729
PROG Holdings, Inc.* (Consumer Finance)	294	11,930
ProPetro Holding Corp.* (Energy Equipment & Services)	608	6,348
Proto Labs, Inc.* (Machinery)	164	5,437
Provident Financial Services, Inc. (Banks)	475	8,807
Quanex Building Products Corp. (Building Products)	91	2,561
QuinStreet, Inc.* (Interactive Media & Services)	153	1,359
Radian Group, Inc. (Financial Services)	986	26,553
RadNet, Inc.* (Health Care Providers & Services)	362	11,975
RE/MAX Holdings, Inc. (Real Estate Management & Development)	113	2,227
Ready Capital Corp. (Mortgage REITs)	1,015	11,744
Redwood Trust, Inc. (Mortgage REITs)	717	5,399
Renasant Corp. (Banks)	354	10,953
Resideo Technologies, Inc.* (Building Products)	927	17,354
Resources Connection, Inc. (Professional Services)	201	3,212
Retail Opportunity Investments Corp. (Retail REITs)	793	11,681
Rogers Corp.* (Electronic Equipment, Instruments & Components)	118	19,896

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 165

Common Stocks, continued

	Shares	Value
RPT Realty (Retail REITs)	544	$5,913
RXO, Inc.* (Ground Transportation)	737	16,251
S&T Bancorp, Inc. (Banks)	77	2,432
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,296	5,314
Safehold, Inc. (Specialized REITs)	253	6,257
Safety Insurance Group, Inc. (Insurance)	41	2,952
Sally Beauty Holdings, Inc.* (Specialty Retail)	676	8,092
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	198	12,169
Saul Centers, Inc. (Retail REITs)	35	1,349
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	157	4,724
Scholastic Corp. (Media)	183	7,904
Schrodinger, Inc.* (Health Care Technology)	188	9,835
Seacoast Banking Corp. of Florida (Banks)	242	5,980
Select Medical Holdings Corp. (Health Care Providers & Services)	657	19,717
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	404	11,797
Service Properties Trust (Hotel & Resort REITs)	1,041	8,838
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	112	8,698
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	317	5,919
Shoe Carnival, Inc. (Specialty Retail)	107	2,847
Shutterstock, Inc. (Interactive Media & Services)	80	4,116
Signet Jewelers, Ltd. (Specialty Retail)	284	22,859
Simmons First National Corp.—Class A (Banks)	801	16,172
Simulations Plus, Inc. (Health Care Technology)	33	1,643
SiriusPoint, Ltd.* (Insurance)	538	5,025
SITE Centers Corp. (Retail REITs)	1,147	16,115
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	48	6,192
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	266	6,357
SkyWest, Inc.* (Passenger Airlines)	280	12,317
SL Green Realty Corp.(a) (Office REITs)	406	15,310
Sleep Number Corp.* (Specialty Retail)	141	3,904
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	309	8,219
Sonic Automotive, Inc.—Class A (Specialty Retail)	101	4,837
Sonos, Inc.* (Household Durables)	808	13,849
Southside Bancshares, Inc. (Banks)	78	2,590
SpartanNash Co. (Consumer Staples Distribution & Retail)	221	4,959
SPX Technologies, Inc.* (Machinery)	110	9,307
Standard Motor Products, Inc. (Automobile Components)	120	4,580
Standex International Corp. (Machinery)	24	3,566
Stepan Co. (Chemicals)	47	4,504
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	451	15,055
Stewart Information Services Corp. (Insurance)	171	8,059
Strategic Education, Inc. (Diversified Consumer Services)	61	4,581
Sturm Ruger & Co., Inc. (Leisure Products)	44	2,330
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	676	4,353
SunCoke Energy, Inc. (Metals & Mining)	525	4,662
SunPower Corp.*(a) (Electrical Equipment)	235	2,319
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,303	13,277
Sylvamo Corp. (Paper & Forest Products)	87	4,268
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	313	5,008
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	162	5,657
Tanger Factory Outlet Centers, Inc. (Retail REITs)	298	6,976
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	621	4,980
Tennant Co. (Machinery)	117	9,388
The Aaron's Co., Inc. (Specialty Retail)	194	3,069
The Andersons, Inc. (Consumer Staples Distribution & Retail)	112	5,468
The Buckle, Inc. (Specialty Retail)	59	2,157
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	301	11,071
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	85	3,089
The E.W. Scripps Co.*—Class A (Media)	368	3,628
The GEO Group, Inc.* (Commercial Services & Supplies)	793	5,924
The Greenbrier Cos., Inc. (Machinery)	200	9,238
The Hain Celestial Group, Inc.* (Food Products)	563	7,133
The Macerich Co. (Retail REITs)	1,354	17,263
The Marcus Corp. (Entertainment)	154	2,402
The ODP Corp.* (Specialty Retail)	213	10,624
Thryv Holdings, Inc.* (Media)	195	4,622
TimkenSteel Corp.* (Metals & Mining)	139	3,239
Tompkins Financial Corp. (Banks)	29	1,745
TreeHouse Foods, Inc.* (Food Products)	168	8,671
Tri Pointe Homes, Inc.* (Household Durables)	631	20,116
Trinity Industries, Inc. (Machinery)	209	5,480
Trinseo PLC (Chemicals)	221	3,894
Triumph Financial, Inc.* (Banks)	54	3,829
Triumph Group, Inc.* (Aerospace & Defense)	408	5,161
TrueBlue, Inc.* (Professional Services)	195	2,915
TrustCo Bank Corp. (Banks)	41	1,246
Trustmark Corp. (Banks)	119	3,125
TTEC Holdings, Inc. (Professional Services)	60	2,066
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	645	9,262
Two Harbors Investment Corp. (Mortgage REITs)	608	8,153
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	36	4,186
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	203	2,641
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	128	4,877
UniFirst Corp. (Commercial Services & Supplies)	39	6,330
United Community Banks, Inc. (Banks)	254	7,384
United Fire Group, Inc. (Insurance)	136	3,269
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	375	7,800

See accompanying notes to the financial statements.

166 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Uniti Group, Inc. (Specialized REITs)	824	$4,598
Universal Corp. (Tobacco)	156	7,889
Universal Health Realty Income Trust (Health Care REITs)	28	1,336
Universal Insurance Holdings, Inc. (Insurance)	172	2,671
Upbound Group, Inc. (Specialty Retail)	317	10,978
Urban Edge Properties (Retail REITs)	361	6,141
Urban Outfitters, Inc.* (Specialty Retail)	380	13,821
Urstadt Biddle Properties, Inc.—Class A (Retail REITs)	79	1,792
USANA Health Sciences, Inc.* (Personal Care Products)	71	4,609
Vanda Pharmaceuticals, Inc.* (Biotechnology)	360	2,081
Varex Imaging Corp.* (Health Care Equipment & Supplies)	254	5,916
Vector Group, Ltd. (Tobacco)	467	6,127
Vericel Corp.* (Biotechnology)	130	4,670
Veris Residential, Inc.* (Residential REITs)	221	4,128
Veritex Holdings, Inc. (Banks)	173	3,721
Veritiv Corp. (Trading Companies & Distributors)	86	12,051
Viad Corp.* (Commercial Services & Supplies)	132	3,724
Viasat, Inc.* (Communications Equipment)	482	14,914
Viavi Solutions, Inc.* (Communications Equipment)	671	7,294
Victoria's Secret & Co.* (Specialty Retail)	493	10,102
Virtus Investment Partners, Inc. (Capital Markets)	21	4,320
Vista Outdoor, Inc.* (Leisure Products)	197	5,969
Wabash National Corp. (Machinery)	124	2,936
Walker & Dunlop, Inc. (Financial Services)	195	17,741
Warrior Met Coal, Inc. (Metals & Mining)	145	6,416
Washington Federal, Inc. (Banks)	194	6,022
WD-40 Co. (Household Products)	30	6,885
Whitestone REIT (Retail REITs)	291	3,003
Winnebago Industries, Inc. (Automobile Components)	105	7,224
WisdomTree, Inc. (Capital Markets)	313	2,178
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	500	6,335
World Acceptance Corp.* (Consumer Finance)	21	3,316
World Kinect Corp. (Oil, Gas & Consumable Fuels)	392	8,836
WSFS Financial Corp. (Banks)	388	16,975
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	688	8,738
Xperi, Inc.* (Software)	266	3,490
Yelp, Inc.* (Interactive Media & Services)	181	8,154
TOTAL COMMON STOCKS (Cost $2,254,840)		3,269,910

Repurchase Agreement(b) (0.1%)

	Principal Amount	Value
Repurchase Agreement with UMB Bank N.A. , 5.07%, dated 7/31/23, due 8/1/23, total to be received $2,000	$2,000	$2,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,000)		2,000

Collateral for Securities Loaned(c) (3.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(d)	111,438	$111,438
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $111,438)		111,438
TOTAL INVESTMENT SECURITIES (Cost $2,368,278)—103.0%		3,383,348
Net other assets (liabilities)—(3.0)%		(98,342)
NET ASSETS—100.0%		$3,285,006

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $108,630.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trusts

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 167

Small-Cap Value ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$31,583	1.0%
Air Freight & Logistics	10,275	0.3%
Automobile Components	69,884	2.1%
Banks	276,778	8.4%
Beverages	2,484	0.1%
Biotechnology	28,608	0.9%
Building Products	62,491	1.9%
Capital Markets	34,500	1.0%
Chemicals	48,084	1.5%
Commercial Services & Supplies	109,339	3.3%
Communications Equipment	26,042	0.8%
Construction & Engineering	32,854	1.0%
Consumer Finance	73,553	2.2%
Consumer Staples Distribution & Retail	33,675	1.0%
Containers & Packaging	12,123	0.4%
Diversified Consumer Services	17,722	0.5%
Diversified REITs	48,017	1.5%
Diversified Telecommunication Services	18,963	0.6%
Electric Utilities	8,344	0.3%
Electrical Equipment	5,845	0.2%
Electronic Equipment, Instruments & Components	132,877	4.0%
Energy Equipment & Services	73,031	2.2%
Entertainment	19,496	0.6%
Financial Services	60,732	1.8%
Food Products	33,613	1.0%
Gas Utilities	7,898	0.2%
Ground Transportation	35,583	1.1%
Health Care Equipment & Supplies	92,608	2.8%
Health Care Providers & Services	95,527	2.9%
Health Care REITs	11,557	0.4%
Health Care Technology	19,247	0.6%
Hotel & Resort REITs	61,338	1.9%
Hotels, Restaurants & Leisure	79,340	2.4%
Household Durables	159,467	4.9%
Household Products	13,378	0.4%
Industrial REITs	18,539	0.6%
Insurance	96,769	2.9%
Interactive Media & Services	19,996	0.6%
IT Services	6,060	0.2%
Leisure Products	8,299	0.3%
Life Sciences Tools & Services	20,342	0.6%
Machinery	131,575	4.0%
Media	40,245	1.2%
Metals & Mining	88,795	2.7%
Mortgage REITs	86,191	2.6%
Multi-Utilities	18,470	0.6%
Office REITs	64,769	2.0%
Oil, Gas & Consumable Fuels	64,297	2.0%
Paper & Forest Products	8,999	0.3%
Passenger Airlines	28,307	0.9%
Personal Care Products	20,419	0.6%
Pharmaceuticals	13,454	0.4%
Professional Services	26,734	0.8%
Real Estate Management & Development	34,483	1.0%
Residential REITs	21,827	0.7%
Retail REITs	97,890	3.0%
Semiconductors & Semiconductor Equipment	62,220	1.9%
Software	37,012	1.1%
Specialized REITs	29,889	0.9%
Specialty Retail	229,521	7.0%
Technology Hardware, Storage & Peripherals	4,144	0.1%
Textiles, Apparel & Luxury Goods	57,536	1.7%
Tobacco	14,016	0.4%
Trading Companies & Distributors	42,359	1.3%
Water Utilities	16,828	0.5%
Wireless Telecommunication Services	13,069	0.4%
Other**	15,096	0.5%
Total	$3,285,006	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trusts

See accompanying notes to the financial statements.

168 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (71.6%)

	Shares	Value
Accenture PLC—Class A (IT Services)	4,248	$1,343,855
Adobe, Inc.* (Software)	3,085	1,684,933
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,831	1,239,066
Akamai Technologies, Inc.* (IT Services)	1,024	96,768
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	4,004	353,594
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,402	678,801
ANSYS, Inc.* (Software)	583	199,444
Apple, Inc. (Technology Hardware, Storage & Peripherals)	67,432	13,247,016
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,684	861,638
Arista Networks, Inc.* (Communications Equipment)	1,680	260,551
Autodesk, Inc.* (Software)	1,440	305,266
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,804	2,519,815
Cadence Design Systems, Inc.* (Software)	1,834	429,174
CDW Corp. (Electronic Equipment, Instruments & Components)	907	169,672
Cisco Systems, Inc. (Communications Equipment)	27,549	1,433,650
Cognizant Technology Solutions Corp.— Class A (IT Services)	3,413	225,360
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,146	174,655
DXC Technology Co.* (IT Services)	1,531	42,332
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	922	139,987
EPAM Systems, Inc.* (IT Services)	389	92,119
F5, Inc.* (Communications Equipment)	407	64,404
Fair Isaac Corp.* (Software)	168	140,779
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	668	138,543
Fortinet, Inc.* (Software)	4,383	340,647
Gartner, Inc.* (IT Services)	532	188,110
Gen Digital, Inc. (Software)	3,826	74,416
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	8,716	151,484
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,831	191,432
Intel Corp. (Semiconductors & Semiconductor Equipment)	28,055	1,003,527
International Business Machines Corp. (IT Services)	6,108	880,651
Intuit, Inc. (Software)	1,887	965,578
Juniper Networks, Inc. (Communications Equipment)	2,163	60,131
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,198	192,974
KLA Corp. (Semiconductors & Semiconductor Equipment)	923	474,376
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	904	649,515
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,685	346,169
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,361	525,502
Microsoft Corp. (Software)	37,341	12,543,588
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	303	169,525
Motorola Solutions, Inc. (Communications Equipment)	1,128	323,319
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,439	112,256
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,158	2,877,573
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,747	389,546
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,905	313,014
Oracle Corp. (Software)	10,351	1,213,448
Palo Alto Networks, Inc.*(a) (Software)	2,035	508,669
PTC, Inc.* (Software)	716	104,400
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	672	73,933
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,493	990,350
Roper Technologies, Inc. (Software)	717	353,517
Salesforce, Inc.* (Software)	6,585	1,481,691
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,295	82,233
ServiceNow, Inc.* (Software)	1,370	798,710
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,070	122,376
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	379	91,513
Synopsys, Inc.* (Software)	1,024	462,643
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,119	304,056
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	316	121,511
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,043	117,796
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,105	1,098,900
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,666	89,631
Tyler Technologies, Inc.* (Software)	282	111,850
VeriSign, Inc.* (IT Services)	609	128,469
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,152	91,589
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	346	106,554
TOTAL COMMON STOCKS (Cost $28,932,840)		57,068,594

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 169

Repurchase Agreements(b)(c) (28.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $22,325,239	$22,318,000	$22,318,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,318,000)		22,318,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	506,747	$506,747
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $506,747)		506,747
TOTAL INVESTMENT SECURITIES (Cost $51,757,587)—100.2%		79,893,341
Net other assets (liabilities)—(0.2)%		(147,618)
NET ASSETS—100.0%		$79,745,723

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $499,670.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $11,202,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$26,706,954	$245,426
S&P Technology Select Sector Index	UBS AG	8/23/23	5.78%	35,581,732	330,985
				$62,288,686	$576,411

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Communications Equipment	$2,142,055	2.7%
Electronic Equipment, Instruments & Components	1,512,646	1.9%
IT Services	2,997,664	3.8%
Semiconductors & Semiconductor Equipment	14,821,465	18.6%
Software	21,718,754	27.2%
Technology Hardware, Storage & Peripherals	13,876,010	17.4%
Other**	22,677,129	28.4%
Total	$79,745,723	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

170 :: UltraBear ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (103.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $9,818,183	$9,815,000	$9,815,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,815,000)		9,815,000
TOTAL INVESTMENT SECURITIES (Cost $9,815,000)—103.6%		9,815,000
Net other assets (liabilities)—(3.6)%		(338,622)
NET ASSETS—100.0%		$9,476,378

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $3,035,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	9/18/23	$(692,175)	$(42,224)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/28/23	(5.68)%	$(12,220,401)	$(152,187)
S&P 500	UBS AG	8/28/23	(5.48)%	(6,043,660)	(65,006)
				$(18,264,061)	$(217,193)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 171

Common Stocks (76.0%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	4,072	$453,337
AbbVie, Inc. (Biotechnology)	0.5%	4,131	617,916
Accenture PLC—Class A (IT Services)	0.4%	1,478	467,565
Adobe, Inc.* (Software)	0.5%	1,074	586,587
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	3,771	431,402
Alphabet, Inc.—Class A* (Interactive Media & Services)	1.6%	13,913	1,846,533
Alphabet, Inc.—Class C* (Interactive Media & Services)	1.3%	11,967	1,592,927
Amazon.com, Inc.* (Broadline Retail)	2.4%	20,904	2,794,446
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5.8%	34,622	6,801,494
Bank of America Corp. (Banks)	0.4%	16,236	519,552
Berkshire Hathaway, Inc.—Class B* (Financial Services)	1.2%	4,176	1,469,784
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.7%	976	877,081
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.6%	4,081	667,896
Cisco Systems, Inc. (Communications Equipment)	0.4%	9,591	499,115
Comcast Corp.—Class A (Media)	0.4%	9,742	440,923
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	0.5%	1,038	581,976
Danaher Corp. (Life Sciences Tools & Services)	0.3%	1,555	396,618
Eli Lilly & Co. (Pharmaceuticals)	0.7%	1,845	838,645
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.9%	9,467	1,015,242
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.3%	9,769	349,437
Intuit, Inc. (Software)	0.3%	658	336,699
Johnson & Johnson (Pharmaceuticals)	0.9%	6,084	1,019,253
JPMorgan Chase & Co. (Banks)	0.9%	6,843	1,080,919
Linde PLC (Chemicals)	0.4%	1,147	448,099
Mastercard, Inc.—Class A (Financial Services)	0.7%	1,958	772,000
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	1,710	501,371
Merck & Co., Inc. (Pharmaceuticals)	0.5%	5,941	633,608
Meta Platforms, Inc.— Class A* (Interactive Media & Services)	1.4%	5,180	1,650,348
Microsoft Corp. (Software)	5.0%	17,412	5,849,038
Netflix, Inc.* (Entertainment)	0.4%	1,042	457,407
NextEra Energy, Inc. (Electric Utilities)	0.3%	4,739	347,368
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2.3%	5,792	2,706,543
Oracle Corp. (Software)	0.4%	3,603	422,380
PepsiCo, Inc. (Beverages)	0.5%	3,226	604,746
Pfizer, Inc. (Pharmaceuticals)	0.4%	13,221	476,749
Philip Morris International, Inc. (Tobacco)	0.3%	3,636	362,582
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	2,609	344,832
Salesforce, Inc.* (Software)	0.4%	2,293	515,948
Tesla, Inc.* (Automobile Components)	1.4%	6,308	1,686,948
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	2,126	382,680
The Coca-Cola Co. (Beverages)	0.5%	9,116	564,554
The Home Depot, Inc. (Specialty Retail)	0.7%	2,370	791,201
The Procter & Gamble Co. (Household Products)	0.7%	5,519	862,620
The Walt Disney Co.* (Entertainment)	0.3%	4,278	380,271
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	903	495,440
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.9%	2,180	1,103,886
Visa, Inc.—Class A (Financial Services)	0.8%	3,790	900,996
Walmart, Inc. (Consumer Staples Distribution & Retail)	0.4%	3,285	525,140
Wells Fargo & Co. (Banks)	0.3%	8,787	405,608
Other Common Stocks(a)	33.8%	437,777	39,869,478
TOTAL COMMON STOCKS (Cost $35,738,032)			89,747,188

Repurchase Agreements(b)(c) (21.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $25,285,200	$25,277,000	$25,277,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,277,000)		25,277,000

See accompanying notes to the financial statements.

172 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2023

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	170,906	$170,906
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $170,906)		170,906
TOTAL INVESTMENT SECURITIES (Cost $61,185,938)—97.6%		115,195,094
Net other assets (liabilities)—2.4%		2,871,436
NET ASSETS—100.0%		$118,066,530

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $169,028.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $16,398,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trusts

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	35	9/18/23	$8,075,375	$455,653

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/28/23	5.93%	$55,590,661	$576,381
SPDR S&P 500 ETF	Goldman Sachs International	8/28/23	5.84%	23,393,618	255,819
				$78,984,279	$832,200
S&P 500	UBS AG	8/28/23	5.83%	$50,823,191	$544,704
SPDR S&P 500 ETF	UBS AG	8/28/23	5.43%	7,939,204	87,172
				$58,762,395	$631,876
				$137,746,674	$1,464,076

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 173

UltraBull ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$1,445,792	1.2%
Air Freight & Logistics	536,895	0.5%
Automobile Components	2,028,281	1.7%
Banks	2,865,143	2.4%
Beverages	1,503,320	1.3%
Biotechnology	1,742,082	1.5%
Broadline Retail	2,879,696	2.4%
Building Products	412,141	0.3%
Capital Markets	2,444,459	2.1%
Chemicals	1,533,361	1.3%
Commercial Services & Supplies	428,301	0.4%
Communications Equipment	745,607	0.6%
Construction & Engineering	68,752	0.1%
Construction Materials	133,086	0.1%
Consumer Finance	437,212	0.4%
Consumer Staples Distribution & Retail	1,631,668	1.4%
Containers & Packaging	210,307	0.2%
Distributors	118,843	0.1%
Diversified REITs	17,360	NM
Diversified Telecommunication Services	578,611	0.5%
Electric Utilities	1,500,476	1.3%
Electrical Equipment	512,190	0.4%
Electronic Equipment, Instruments & Components	526,383	0.4%
Energy Equipment & Services	362,212	0.3%
Entertainment	1,230,244	1.0%
Financial Services	3,717,652	3.1%
Food Products	922,753	0.8%
Gas Utilities	41,138	NM
Ground Transportation	742,775	0.6%
Health Care Equipment & Supplies	2,483,321	2.1%
Health Care Providers & Services	2,580,754	2.2%
Health Care REITs	169,120	0.1%
Hotel & Resort REITs	30,673	NM
Hotels, Restaurants & Leisure	1,849,318	1.6%
Household Durables	335,493	0.3%
Household Products	1,211,434	1.0%
Independent Power and Renewable Electricity Producers	33,916	NM
Industrial Conglomerates	737,599	0.6%
Industrial REITs	269,834	0.2%
Insurance	1,820,251	1.5%
Interactive Media & Services	5,120,133	4.3%
IT Services	1,043,573	0.9%
Leisure Products	19,755	NM
Life Sciences Tools & Services	1,424,059	1.2%
Machinery	1,620,506	1.4%
Media	683,061	0.6%
Metals & Mining	371,027	0.3%
Multi-Utilities	653,015	0.6%
Office REITs	68,571	0.1%
Oil, Gas & Consumable Fuels	3,476,378	2.9%
Passenger Airlines	199,251	0.2%
Personal Care Products	97,740	0.1%
Pharmaceuticals	3,540,815	3.0%
Professional Services	779,219	0.7%
Real Estate Management & Development	60,566	0.1%
Residential REITs	298,067	0.3%
Retail REITs	244,642	0.2%
Semiconductors & Semiconductor Equipment	6,864,375	5.8%
Software	9,043,857	7.7%
Specialized REITs	984,411	0.8%
Specialty Retail	1,889,885	1.6%
Technology Hardware, Storage & Peripherals	7,020,485	5.9%
Textiles, Apparel & Luxury Goods	370,041	0.3%
Tobacco	552,392	0.5%
Trading Companies & Distributors	229,978	0.2%
Water Utilities	67,081	0.1%
Wireless Telecommunication Services	185,852	0.2%
Other**	28,319,342	24.0%
Total	$118,066,530	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trusts

See accompanying notes to the financial statements.

174 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (83.2%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	41,415	$4,230,956
Autohome, Inc.ADR (Interactive Media & Services)	6,214	198,662
Baidu, Inc.*ADR (Interactive Media & Services)	8,028	1,252,287
Beigene, Ltd.*ADR(a) (Biotechnology)	3,541	758,553
Bilibili, Inc.*ADR (Entertainment)	26,422	503,868
Canaan, Inc.*ADR (Technology Hardware, Storage & Peripherals)	15,124	48,094
Chindata Group Holdings, Ltd.*ADR (IT Services)	16,203	130,596
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	6,304	246,297
EHang Holdings, Ltd.*ADR(a) (Aerospace & Defense)	3,926	88,963
FinVolution GroupADR (Consumer Finance)	17,068	100,189
Gaotu Techedu, Inc.*ADR (Diversified Consumer Services)	14,518	60,830
GDS Holdings, Ltd.*ADR (IT Services)	12,831	170,395
H World Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	15,312	735,588
Hello Group, Inc.ADR (Interactive Media & Services)	13,927	148,323
HUYA, Inc.*ADR (Entertainment)	9,730	33,374
iQIYI, Inc.*ADR (Entertainment)	50,755	321,787
JD.com, Inc.ADR (Broadline Retail)	34,788	1,437,093
JinkoSolar Holding Co., Ltd.*ADR(a) (Semiconductors & Semiconductor Equipment)	4,379	185,889
JOYY, Inc.ADR (Interactive Media & Services)	4,832	167,960
KE Holdings, Inc.*ADR (Real Estate Management & Development)	46,718	813,828
Kingsoft Cloud Holdings, Ltd.*ADR(a) (IT Services)	13,020	91,661
MINISO Group Holding, Ltd.ADR (Broadline Retail)	13,109	275,420
NetEase, Inc.ADR (Entertainment)	10,366	1,127,199
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	16,330	916,603
NIO, Inc.*ADR(a) (Automobiles)	102,407	1,566,827
PDD Holdings, Inc.*ADR (Broadline Retail)	15,389	1,382,240
Qifu Technology, Inc.ADR (Consumer Finance)	15,868	316,725
TAL Education Group*ADR (Diversified Consumer Services)	54,637	446,931
Tencent Music Entertainment Group*ADR (Entertainment)	68,435	478,361
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	23,175	951,102
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	36,064	679,085
Vnet Group, Inc.*ADR (IT Services)	10,142	30,122
Weibo Corp.ADR(a) (Interactive Media & Services)	8,069	127,087
Zai Lab, Ltd.*ADR(a) (Biotechnology)	8,446	253,887
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	29,173	811,009
TOTAL COMMON STOCKS (Cost $13,777,316)		21,087,791

Repurchase Agreements(b)(c) (11.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $3,003,973	$3,003,000	$3,003,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,003,000)		3,003,000

Collateral for Securities Loaned(d) (6.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	1,617,498	$1,617,498
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,617,498)		1,617,498
TOTAL INVESTMENT SECURITIES (Cost $18,397,814)—101.5%		25,708,289
Net other assets (liabilities)—(1.5)%		(372,364)
NET ASSETS—100.0%		$25,335,925

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $1,588,104.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $665,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: UltraChina ProFund :: 175

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	8/28/23	5.93%	$1,157,211	$81,388
S&P China Select ADR Index (USD)	UBS AG	8/28/23	5.58%	28,462,170	203,231
				$29,619,381	$284,619

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$88,963	0.4%
Air Freight & Logistics	811,009	3.2%
Automobiles	1,566,827	6.2%
Biotechnology	1,012,440	4.0%
Broadline Retail	8,004,793	31.6%
Consumer Finance	416,914	1.6%
Diversified Consumer Services	1,424,364	5.6%
Entertainment	2,464,588	9.6%
Hotels, Restaurants & Leisure	1,686,691	6.7%
Interactive Media & Services	1,894,319	7.5%
IT Services	422,774	1.7%
Real Estate Management & Development	813,828	3.2%
Semiconductors & Semiconductor Equipment	432,186	1.7%
Technology Hardware, Storage & Peripherals	48,094	0.2%
Other**	4,248,135	16.8%
Total	$25,335,925	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2023:

	Value	% of Net Assets
China	$19,705,550	77.7%
Ireland	1,382,240	5.5%
Other**	4,248,135	16.8%
Total	$25,335,925	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

176 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (72.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,205	$468,858
American Express Co. (Consumer Finance)	4,206	710,309
Amgen, Inc. (Biotechnology)	4,202	983,898
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,205	826,072
Caterpillar, Inc. (Machinery)	4,206	1,115,305
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,206	688,354
Cisco Systems, Inc. (Communications Equipment)	4,206	218,880
Dow, Inc. (Chemicals)	4,206	237,513
Honeywell International, Inc. (Industrial Conglomerates)	4,206	816,510
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,209	150,556
International Business Machines Corp. (IT Services)	4,204	606,133
Johnson & Johnson (Pharmaceuticals)	4,206	704,631
JPMorgan Chase & Co. (Banks)	4,203	663,906
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,206	1,233,199
Merck & Co., Inc. (Pharmaceuticals)	4,206	448,570
Microsoft Corp. (Software)	4,205	1,412,544
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,206	464,300
Salesforce, Inc.* (Software)	4,206	946,392
The Boeing Co.* (Aerospace & Defense)	4,206	1,004,603
The Coca-Cola Co. (Beverages)	4,206	260,478
The Goldman Sachs Group, Inc. (Capital Markets)	4,206	1,496,789
The Home Depot, Inc. (Specialty Retail)	4,206	1,404,132
The Procter & Gamble Co. (Household Products)	4,205	657,242
The Travelers Cos., Inc. (Insurance)	4,206	725,998
The Walt Disney Co.* (Entertainment)	4,205	373,783
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,206	2,129,793
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,206	143,340
Visa, Inc.—Class A (Financial Services)	4,206	999,892
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,210	126,174
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,204	672,050
TOTAL COMMON STOCKS (Cost $8,165,865)		22,690,204

Repurchase Agreements(a)(b) (26.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $8,147,641	$8,145,000	$8,145,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,145,000)		8,145,000
TOTAL INVESTMENT SECURITIES (Cost $16,310,865)—99.1%		30,835,204
Net other assets (liabilities)—0.9%		287,397
NET ASSETS—100.0%		$31,122,601

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $4,839,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	14	9/18/23	$2,498,650	$109,517

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/28/23	5.93%	$13,424,028	$100,352
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/28/23	5.77%	5,088,288	30,629
				$18,512,316	$130,981
Dow Jones Industrial Average	UBS AG	8/28/23	5.83%	$13,330,948	$95,720
SPDR Dow Jones Industrial Average ETF	UBS AG	8/28/23	5.63%	5,010,475	36,359
				$18,341,423	$132,079
				$36,853,739	$263,060

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 177

UltraDow 30 ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$1,004,603	3.2%
Banks	663,906	2.1%
Beverages	260,478	0.8%
Biotechnology	983,898	3.2%
Capital Markets	1,496,789	4.8%
Chemicals	237,513	0.8%
Communications Equipment	218,880	0.7%
Consumer Finance	710,309	2.3%
Consumer Staples Distribution & Retail	798,225	2.6%
Diversified Telecommunication Services	143,341	0.5%
Entertainment	373,783	1.2%
Financial Services	999,892	3.2%
Health Care Providers & Services	2,129,792	6.8%
Hotels, Restaurants & Leisure	1,233,199	4.0%
Household Products	657,242	2.1%
Industrial Conglomerates	1,285,368	4.1%
Insurance	725,998	2.3%
IT Services	606,133	1.9%
Machinery	1,115,305	3.6%
Oil, Gas & Consumable Fuels	688,354	2.2%
Pharmaceuticals	1,153,201	3.7%
Semiconductors & Semiconductor Equipment	150,556	0.5%
Software	2,358,936	7.6%
Specialty Retail	1,404,131	4.5%
Technology Hardware, Storage & Peripherals	826,072	2.7%
Textiles, Apparel & Luxury Goods	464,300	1.5%
Other**	8,432,397	27.1%
Total	$31,122,601	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

178 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (80.4%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	9,028	$922,301
Ambev S.A.ADR (Beverages)	20,599	64,269
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	4,870	101,880
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	1,958	43,468
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	7,965	63,959
Baidu, Inc.*ADR (Interactive Media & Services)	1,324	206,531
Banco Bradesco S.A.ADR(a) (Banks)	24,806	87,565
Banco de ChileADR (Banks)	1,014	22,663
Beigene, Ltd.*ADR (Biotechnology)	308	65,980
Bilibili, Inc.*ADR (Entertainment)	1,130	21,549
Cemex S.A.B. de C.V.*ADR (Construction Materials)	7,069	53,866
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	5,946	48,282
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,775	65,143
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	245	20,658
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	568	39,010
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	858	97,169
Gerdau S.A.ADR (Metals & Mining)	5,077	31,224
Gold Fields, Ltd.ADR (Metals & Mining)	4,173	64,555
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	175	33,313
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	88	24,903
H World Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	655	31,466
HDFC Bank, Ltd.ADR (Banks)	8,314	567,680
ICICI Bank, Ltd.ADR (Banks)	12,074	296,658
Infosys, Ltd.ADR (IT Services)	16,858	280,854
Itau Unibanco Holding S.A.ADR (Banks)	22,630	136,006
JD.com, Inc.ADR (Broadline Retail)	5,740	237,119
KB Financial Group, Inc.ADR (Banks)	1,771	71,141
KE Holdings, Inc.*ADR (Real Estate Management & Development)	3,165	55,134
NetEase, Inc.ADR (Entertainment)	1,710	185,945
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	698	39,179
NIO, Inc.*ADR(a) (Automobiles)	6,633	101,485
PDD Holdings, Inc.*ADR (Broadline Retail)	2,539	228,053
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	8,689	127,555
POSCO Holdings, Inc.ADR(a) (Metals & Mining)	1,374	172,424
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	2,221	54,481
Sasol, Ltd.ADR (Chemicals)	2,725	38,341
Shinhan Financial Group Co., Ltd.ADR (Banks)	2,359	65,132
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	3,305	25,548
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Chemicals)	667	49,151
Suzano S.A.ADR (Paper & Forest Products)	3,586	36,434
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	12,280	1,217,561
Tencent Music Entertainment Group*ADR (Entertainment)	2,927	20,460
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,487	102,067
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	10,862	81,574
Vale S.A.ADR (Metals & Mining)	16,957	248,080
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	1,542	29,036
Wipro, Ltd.ADR (IT Services)	6,920	33,839
Woori Financial Group, Inc.ADR (Banks)	1,009	27,717
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	1,943	54,015
TOTAL COMMON STOCKS (Cost $3,717,565)		6,692,423

Preferred Stock (1.7%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	10,726	141,583
TOTAL PREFERRED STOCK (Cost $46,338)		141,583

Repurchase Agreements(b)(c) (14.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $1,181,381	$1,181,000	$1,181,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,181,000)		1,181,000

Collateral for Securities Loaned(d) (4.9%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	410,745	$410,745
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $410,745)		410,745
TOTAL INVESTMENT SECURITIES (Cost $5,355,648)—101.2%		8,425,751
Net other assets (liabilities)—(1.2)%		(103,040)
NET ASSETS—100.0%		$8,322,711

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $403,468.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $233,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 179

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	8/28/23	5.93%	$5,334,873	$135,107
S&P Emerging 50 ADR Index (USD)	UBS AG	8/28/23	5.83%	4,451,355	123,475
				$9,786,228	$258,582

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$54,015	0.7%
Automobiles	101,485	1.2%
Banks	1,274,563	15.3%
Beverages	182,096	2.2%
Biotechnology	65,980	0.8%
Broadline Retail	1,416,509	17.0%
Chemicals	87,492	1.1%
Construction Materials	53,866	0.6%
Diversified Consumer Services	39,179	0.5%
Diversified Telecommunication Services	119,624	1.4%
Electric Utilities	48,281	0.6%
Entertainment	227,954	2.7%
Hotels, Restaurants & Leisure	133,533	1.6%
Interactive Media & Services	206,531	2.5%
IT Services	314,693	3.8%
Metals & Mining	585,299	7.0%
Oil, Gas & Consumable Fuels	269,138	3.2%
Paper & Forest Products	36,434	0.4%
Pharmaceuticals	39,010	0.5%
Real Estate Management & Development	55,134	0.7%
Semiconductors & Semiconductor Equipment	1,363,094	16.4%
Transportation Infrastructure	58,216	0.7%
Wireless Telecommunication Services	101,880	1.2%
Other**	1,488,705	17.9%
Total	$8,322,711	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2023:

	Value	% of Net Assets
Brazil	$920,998	11.1%
Chile	71,814	0.9%
China	2,072,267	24.8%
India	1,218,041	14.6%
Indonesia	54,481	0.7%
Ireland	228,053	2.7%
Mexico	331,789	4.0%
South Africa	171,912	2.1%
South Korea	336,414	4.0%
Taiwan	1,428,237	17.2%
Other**	1,488,705	17.9%
Total	$8,322,711	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

180 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (96.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $5,220,692	$5,219,000	$5,219,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,219,000)		5,219,000
TOTAL INVESTMENT SECURITIES (Cost $5,219,000)—96.4%		5,219,000
Net other assets (liabilities)—3.6%		196,972
NET ASSETS—100.0%		$5,415,972

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $233,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/28/23	5.83%	$3,783,479	$22,590
MSCI EAFE Index	UBS AG	8/28/23	6.13%	6,999,650	38,836
				$10,783,129	$61,426

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 181

Repurchase Agreements(a) (86.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $18,846,112	$18,840,000	$18,840,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,840,000)		18,840,000
TOTAL INVESTMENT SECURITIES (Cost $18,840,000)—86.1%		18,840,000
Net other assets (liabilities)—13.9%		3,045,609
NET ASSETS—100.0%		$21,885,609

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	259	9/8/23	$43,117,025	$1,593,390

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/28/23	5.78%	$597,458	$11,575

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

182 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (76.4%)

	Shares	Value
Ambev S.A.ADR (Beverages)	134,658	$420,133
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	24,600	514,632
Banco Bradesco S.A.ADR(a) (Banks)	119,474	421,743
Banco de ChileADR (Banks)	7,905	176,677
Banco Santander Brasil S.A.ADR (Banks)	12,282	74,552
Banco Santander ChileADR (Banks)	5,659	119,405
Bancolombia S.A.ADR (Banks)	4,114	125,724
Cemex S.A.B. de C.V.*ADR (Construction Materials)	55,097	419,839
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	46,346	376,329
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	8,705	67,203
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	12,439	151,880
Cia Energetica de Minas GeraisADR (Electric Utilities)	53,341	140,287
Cia Paranaense de EnergiaADR (Electric Utilities)	8,765	75,905
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,912	161,220
Ecopetrol S.A.ADR(a) (Oil, Gas & Consumable Fuels)	8,979	105,234
Embraer SA*ADR (Aerospace & Defense)	6,334	99,064
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	4,333	490,712
Gerdau S.A.ADR (Metals & Mining)	39,570	243,356
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.ADR (Transportation Infrastructure)	1,239	112,253
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,363	259,461
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	686	194,131
Grupo Televisa S.A.B.ADR (Media)	18,418	97,800
Itau Unibanco Holding S.A.ADR (Banks)	114,311	687,009
Natura & Co. Holding S.A.*ADR (Personal Care Products)	15,355	117,619
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	43,891	644,320
Sendas Distribuidora S.A.ADR (Consumer Staples Distribution & Retail)	8,650	124,214
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Chemicals)	5,198	383,040
Suzano S.A.ADR (Paper & Forest Products)	27,953	284,002
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	15,137	135,930
Ternium S.A.ADR (Metals & Mining)	1,786	79,745
TIM S.A.ADR(a) (Wireless Telecommunication Services)	5,815	87,807
Ultrapar Participacoes S.A.ADR(a) (Oil, Gas & Consumable Fuels)	26,384	104,217
Vale S.A.ADR (Metals & Mining)	85,658	1,253,177
YPF S.A.*ADR(a) (Oil, Gas & Consumable Fuels)	7,014	104,438
TOTAL COMMON STOCKS (Cost $4,782,747)		8,853,058

Preferred Stock (6.2%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	54,181	715,189
TOTAL PREFERRED STOCK (Cost $194,307)		715,189

Repurchase Agreements(b)(c) (11.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $1,350,438	$1,350,000	$1,350,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,350,000)		1,350,000

Collateral for Securities Loaned(d) (13.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	1,568,558	$1,568,558
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,568,558)		1,568,558
TOTAL INVESTMENT SECURITIES (Cost $7,895,612)—107.8%		12,486,805
Net other assets (liabilities)—(7.8)%		(908,414)
NET ASSETS—100.0%		$11,578,391

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $1,513,848.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $620,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 183

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	8/28/23	5.93%	$6,123,707	$121,268
S&P Latin America 35 ADR Index (USD)	UBS AG	8/28/23	5.83%	7,357,396	126,027
				$13,481,103	$247,295

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$99,064	0.9%
Banks	1,605,110	13.9%
Beverages	1,072,065	9.3%
Chemicals	383,041	3.3%
Construction Materials	419,839	3.6%
Consumer Staples Distribution & Retail	124,214	1.1%
Diversified Telecommunication Services	135,930	1.2%
Electric Utilities	592,521	5.1%
Media	97,800	0.8%
Metals & Mining	1,643,480	14.2%
Oil, Gas & Consumable Fuels	1,673,398	14.4%
Paper & Forest Products	284,002	2.4%
Personal Care Products	117,619	1.0%
Transportation Infrastructure	565,845	4.9%
Water Utilities	151,880	1.3%
Wireless Telecommunication Services	602,439	5.2%
Other**	2,010,144	17.4%
Total	$11,578,391	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2023:

	Value	% of Net Assets
Argentina	$104,438	0.9%
Brazil	6,156,733	53.1%
Chile	679,122	5.9%
Colombia	230,958	2.0%
Luxembourg	79,745	0.7%
Mexico	2,250,048	19.4%
Peru	67,203	0.6%
Other**	2,010,144	17.4%
Total	$11,578,391	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

184 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (73.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,103	$87,170
ACI Worldwide, Inc.* (Software)	1,298	30,101
Acuity Brands, Inc. (Electrical Equipment)	381	62,956
Adient PLC* (Automobile Components)	1,135	48,306
Advanced Drainage Systems, Inc. (Building Products)	750	91,493
AECOM (Construction & Engineering)	1,666	144,942
Affiliated Managers Group, Inc. (Capital Markets)	433	60,031
AGCO Corp. (Machinery)	745	99,160
Agree Realty Corp. (Retail REITs)	1,117	72,359
Alcoa Corp. (Metals & Mining)	2,138	77,374
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	781	40,307
ALLETE, Inc. (Electric Utilities)	687	39,454
Amedisys, Inc.* (Health Care Providers & Services)	390	35,428
American Financial Group, Inc. (Insurance)	837	101,788
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,207	35,112
Annaly Capital Management, Inc. (Mortgage REITs)	5,918	118,892
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	4,024	48,047
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	3,309	88,515
Apartment Income REIT Corp. (Residential REITs)	1,788	61,758
AptarGroup, Inc. (Containers & Packaging)	785	95,346
Aramark (Hotels, Restaurants & Leisure)	3,123	126,075
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	677	96,500
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,281	44,220
ASGN, Inc.* (Professional Services)	591	45,105
Ashland, Inc. (Chemicals)	582	53,172
Aspen Technology, Inc.* (Software)	350	62,475
Associated Banc-Corp. (Banks)	1,808	34,262
Autoliv, Inc. (Automobile Components)	926	93,461
AutoNation, Inc.* (Specialty Retail)	377	60,689
Avient Corp. (Chemicals)	1,026	41,584
Avis Budget Group, Inc.* (Ground Transportation)	286	63,003
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,095	53,108
Axalta Coating Systems, Ltd.* (Chemicals)	2,655	84,960
Azenta, Inc.* (Life Sciences Tools & Services)	781	36,691
Bank OZK (Banks)	1,292	56,499
Belden, Inc. (Electronic Equipment, Instruments & Components)	510	49,286
BellRing Brands, Inc.* (Personal Care Products)	1,591	57,196
Berry Global Group, Inc. (Containers & Packaging)	1,428	93,634
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	1,610	106,759
Black Hills Corp. (Multi-Utilities)	799	48,204
Blackbaud, Inc.* (Software)	542	40,894
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	920	62,854
Brighthouse Financial, Inc.* (Insurance)	801	41,756
Brixmor Property Group, Inc. (Retail REITs)	3,602	81,909
Bruker Corp. (Life Sciences Tools & Services)	1,196	82,189
Brunswick Corp. (Leisure Products)	847	73,105
Builders FirstSource, Inc.* (Building Products)	1,536	221,845
BWX Technologies, Inc. (Aerospace & Defense)	1,096	75,624
Cable One, Inc. (Media)	57	41,265
Cabot Corp. (Chemicals)	673	47,783
CACI International, Inc.*—Class A (Professional Services)	273	95,670
Cadence Bank (Banks)	2,189	54,834
Calix, Inc.* (Communications Equipment)	691	31,171
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,506	55,586
Carlisle Cos., Inc. (Building Products)	611	169,369
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	452	33,905
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	447	112,939
Cathay General Bancorp (Banks)	869	33,057
Celsius Holdings, Inc.* (Beverages)	488	70,613
ChampionX Corp. (Energy Equipment & Services)	2,372	84,443
Chart Industries, Inc.* (Machinery)	503	91,626
Chemed Corp. (Health Care Providers & Services)	180	93,796
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	318	41,579
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	498	78,106
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	790	91,521
Ciena Corp.* (Communications Equipment)	1,787	75,412
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	662	53,490
Clean Harbors, Inc.* (Commercial Services & Supplies)	603	100,255
Cleveland-Cliffs, Inc.* (Metals & Mining)	6,172	108,936
CNO Financial Group, Inc. (Insurance)	1,373	35,314
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,984	40,474
Coca-Cola Consolidated, Inc. (Beverages)	55	34,838
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,068	112,954
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,670	79,091
Columbia Banking System, Inc. (Banks)	2,498	55,830
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	424	33,331
Commerce Bancshares, Inc. (Banks)	1,360	72,325
Commercial Metals Co. (Metals & Mining)	1,403	80,280
CommVault Systems, Inc.* (Software)	527	41,069
Concentrix Corp. (Professional Services)	512	42,619
Corporate Office Properties Trust (Office REITs)	1,348	35,048
Coty, Inc.*—Class A (Personal Care Products)	4,394	52,904
Cousins Properties, Inc. (Office REITs)	1,818	44,414
Crane Co. (Machinery)	578	54,153
Crane NXT Co. (Machinery)	578	34,189
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	743	80,504

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 185

Common Stocks, continued

	Shares	Value
Crown Holdings, Inc. (Containers & Packaging)	1,439	$133,482
CubeSmart (Specialized REITs)	2,692	116,724
Cullen/Frost Bankers, Inc. (Banks)	772	83,824
Curtiss-Wright Corp. (Aerospace & Defense)	459	87,835
Darling Ingredients, Inc.* (Food Products)	1,912	132,406
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	316	171,806
Dick's Sporting Goods, Inc. (Specialty Retail)	737	103,917
Donaldson Co., Inc. (Machinery)	1,453	91,292
Doximity, Inc.*—Class A (Health Care Technology)	1,422	50,808
Dropbox, Inc.*—Class A (Software)	3,259	87,830
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,161	62,137
Dynatrace, Inc.* (Software)	2,598	142,084
Eagle Materials, Inc. (Construction Materials)	432	79,648
East West Bancorp, Inc. (Banks)	1,695	105,446
EastGroup Properties, Inc. (Industrial REITs)	532	94,260
EMCOR Group, Inc. (Construction & Engineering)	570	122,573
Encompass Health Corp. (Health Care Providers & Services)	1,201	79,302
Energizer Holdings, Inc. (Household Products)	797	28,453
EnerSys (Electrical Equipment)	490	53,077
Enovis Corp.* (Health Care Equipment & Supplies)	575	36,743
Envestnet, Inc.* (Software)	652	40,411
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,962	67,512
EPR Properties (Specialized REITs)	902	40,265
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,191	53,831
Equity LifeStyle Properties, Inc. (Residential REITs)	2,095	149,121
Esab Corp. (Machinery)	621	42,663
Essent Group, Ltd. (Financial Services)	1,285	63,736
Essential Utilities, Inc. (Water Utilities)	2,883	121,922
Euronet Worldwide, Inc.* (Financial Services)	565	49,647
Evercore, Inc. (Capital Markets)	423	57,130
Exelixis, Inc.* (Biotechnology)	3,902	76,908
ExlService Holdings, Inc.* (Professional Services)	398	56,098
Exponent, Inc. (Professional Services)	609	54,554
Extra Space Storage, Inc. (Specialized REITs)	1	126
F.N.B. Corp. (Banks)	4,327	55,342
Federated Hermes, Inc. (Capital Markets)	1,019	34,473
First American Financial Corp. (Insurance)	1,237	78,401
First Financial Bankshares, Inc. (Banks)	1,556	50,710
First Horizon Corp. (Banks)	6,445	87,845
First Industrial Realty Trust, Inc. (Industrial REITs)	1,585	81,945
FirstCash Holdings, Inc. (Consumer Finance)	441	42,018
Five Below, Inc.* (Specialty Retail)	667	138,964
Flowers Foods, Inc. (Food Products)	2,310	57,080
Flowserve Corp. (Machinery)	1,572	59,359
Fluor Corp.* (Construction & Engineering)	1,716	53,162
Foot Locker, Inc. (Specialty Retail)	952	25,580
Fortune Brands Innovations, Inc. (Building Products)	1,518	107,884
Fox Factory Holding Corp.* (Automobile Components)	507	56,733
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,676	48,730
FTI Consulting, Inc.* (Professional Services)	407	71,290
GameStop Corp.*(a)—Class A (Specialty Retail)	3,031	67,288
GATX Corp. (Trading Companies & Distributors)	423	53,027
Genpact, Ltd. (Professional Services)	2,030	73,263
Gentex Corp. (Automobile Components)	2,801	94,058
Glacier Bancorp, Inc. (Banks)	1,329	43,458
Globus Medical, Inc.* (Health Care Equipment & Supplies)	958	57,739
Graco, Inc. (Machinery)	2,017	160,008
Graham Holdings Co.—Class B (Diversified Consumer Services)	45	26,404
Grand Canyon Education, Inc.* (Diversified Consumer Services)	368	39,946
Graphic Packaging Holding Co. (Containers & Packaging)	3,681	89,080
Greif, Inc.—Class A (Containers & Packaging)	311	23,005
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	1,072	35,858
GXO Logistics, Inc.* (Air Freight & Logistics)	1,425	95,575
H&R Block, Inc. (Diversified Consumer Services)	1,825	61,338
Haemonetics Corp.* (Health Care Equipment & Supplies)	605	55,805
Halozyme Therapeutics, Inc.* (Biotechnology)	1,578	67,791
Hancock Whitney Corp. (Banks)	1,031	45,374
Harley-Davidson, Inc. (Automobile Components)	1,568	60,540
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,313	50,406
Healthcare Realty Trust, Inc. (Health Care REITs)	4,563	89,115
HealthEquity, Inc.* (Health Care Providers & Services)	1,024	69,571
Helen of Troy, Ltd.* (Household Durables)	288	40,694
Hertz Global Holdings, Inc.* (Ground Transportation)	1,889	31,830
Hexcel Corp. (Aerospace & Defense)	1,011	71,457
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,544	80,427
Highwoods Properties, Inc. (Office REITs)	1,264	31,941
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	921	42,827
Home BancShares, Inc. (Banks)	2,260	54,941
Hubbell, Inc. (Electrical Equipment)	642	200,305
ICU Medical, Inc.* (Health Care Equipment & Supplies)	242	43,120
IDACORP, Inc. (Electric Utilities)	606	62,309
Inari Medical, Inc.* (Health Care Equipment & Supplies)	617	35,212
Independence Realty Trust, Inc. (Residential REITs)	2,688	45,804
Ingredion, Inc. (Food Products)	791	88,007
Insperity, Inc. (Professional Services)	430	50,590
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	854	38,831
Interactive Brokers Group, Inc. (Capital Markets)	1,234	107,765
International Bancshares Corp. (Banks)	633	31,422
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	374	49,162

See accompanying notes to the financial statements.

186 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,509	$79,298
ITT, Inc. (Machinery)	987	98,305
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,590	175,965
Janus Henderson Group PLC (Capital Markets)	1,588	46,608
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	767	100,032
Jefferies Financial Group, Inc. (Capital Markets)	2,238	82,336
JetBlue Airways Corp.* (Passenger Airlines)	3,929	30,528
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	572	95,267
KB Home (Household Durables)	962	51,919
KBR, Inc. (Professional Services)	1,626	99,983
Kemper Corp. (Insurance)	767	39,094
Kilroy Realty Corp. (Office REITs)	1,263	45,089
Kinsale Capital Group, Inc. (Insurance)	261	97,256
Kirby Corp.* (Marine Transportation)	719	58,584
Kite Realty Group Trust (Retail REITs)	2,628	60,129
Knife River Corp.* (Construction Materials)	610	26,517
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,930	117,248
Kohl's Corp. (Broadline Retail)	1,327	37,753
Kyndryl Holdings, Inc.* (IT Services)	2,454	33,522
Lamar Advertising Co.—Class A (Specialized REITs)	1,048	103,438
Lancaster Colony Corp. (Food Products)	237	45,653
Landstar System, Inc. (Ground Transportation)	431	87,747
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	819	70,835
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,649	149,960
Lear Corp. (Automobile Components)	707	109,415
Leggett & Platt, Inc. (Household Durables)	1,595	46,670
Lennox International, Inc. (Building Products)	387	142,199
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,092	76,768
Lincoln Electric Holdings, Inc. (Machinery)	690	138,489
Lithia Motors, Inc. (Specialty Retail)	330	102,475
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	298	90,771
LivaNova PLC* (Health Care Equipment & Supplies)	644	37,642
Louisiana-Pacific Corp. (Paper & Forest Products)	863	65,700
Lumentum Holdings, Inc.* (Communications Equipment)	823	43,092
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	620	43,350
Macy's, Inc. (Broadline Retail)	3,263	54,133
Manhattan Associates, Inc.* (Software)	743	141,631
ManpowerGroup, Inc. (Professional Services)	604	47,644
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	441	56,673
Masimo Corp.* (Health Care Equipment & Supplies)	582	71,179
MasTec, Inc.* (Construction & Engineering)	715	84,191
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,357	75,490
Mattel, Inc.* (Leisure Products)	4,242	90,354
Maximus, Inc. (Professional Services)	728	60,977
MDU Resources Group, Inc. (Construction & Engineering)	2,440	53,973
Medical Properties Trust, Inc.(a) (Health Care REITs)	7,170	72,345
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	296	74,938
Mercury Systems, Inc.* (Aerospace & Defense)	697	26,472
MGIC Investment Corp. (Financial Services)	3,435	57,502
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	688	75,109
MP Materials Corp.*(a) (Metals & Mining)	1,107	26,402
MSA Safety, Inc. (Commercial Services & Supplies)	442	73,372
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	566	57,121
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,758	76,069
Murphy USA, Inc. (Specialty Retail)	240	73,687
National Fuel Gas Co. (Gas Utilities)	1,100	58,421
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,576	92,984
National Storage Affiliates Trust (Specialized REITs)	984	33,249
NCR Corp.* (Software)	1,682	45,212
Neogen Corp.* (Health Care Equipment & Supplies)	2,591	60,085
Neurocrine Biosciences, Inc.* (Biotechnology)	1,169	119,109
New Jersey Resources Corp. (Gas Utilities)	1,162	51,941
New York Community Bancorp, Inc. (Banks)	8,653	120,017
NewMarket Corp. (Chemicals)	80	36,136
Nexstar Media Group, Inc. (Media)	430	80,289
NNN REIT, Inc. (Retail REITs)	2,182	93,128
Nordstrom, Inc. (Broadline Retail)	1,354	31,291
NorthWestern Corp. (Multi-Utilities)	717	40,489
NOV, Inc. (Energy Equipment & Services)	4,718	94,737
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	429	75,890
nVent Electric PLC (Electrical Equipment)	1,985	104,967
OGE Energy Corp. (Electric Utilities)	2,400	86,759
Old National Bancorp (Banks)	3,506	59,707
Old Republic International Corp. (Insurance)	3,263	89,961
Olin Corp. (Chemicals)	1,441	83,117
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	690	50,287
Omega Healthcare Investors, Inc. (Health Care REITs)	2,808	89,576
Omnicell, Inc.* (Health Care Equipment & Supplies)	540	34,101
ONE Gas, Inc.(a) (Gas Utilities)	664	52,542
Option Care Health, Inc.* (Health Care Providers & Services)	1,982	66,952
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	630	51,219
Oshkosh Corp. (Machinery)	783	72,091
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,930	135,043
Owens Corning (Building Products)	1,080	151,189
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	356	29,441
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,584	35,220
Patterson Cos., Inc. (Health Care Providers & Services)	1,042	34,271

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 187

Common Stocks, continued

	Shares	Value
Paylocity Holding Corp.* (Professional Services)	495	$112,290
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,315	62,384
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,048	79,533
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,847	48,558
Penumbra, Inc.* (Health Care Equipment & Supplies)	458	138,939
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,871	111,811
Perrigo Co. PLC (Pharmaceuticals)	1,622	59,430
Physicians Realty Trust (Health Care REITs)	2,857	42,112
Pilgrim's Pride Corp.* (Food Products)	539	13,351
Pinnacle Financial Partners, Inc. (Banks)	920	69,828
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,018	68,756
PNM Resources, Inc. (Electric Utilities)	1,029	46,120
Polaris, Inc. (Leisure Products)	641	87,073
Portland General Electric Co. (Electric Utilities)	1,158	55,202
Post Holdings, Inc.* (Food Products)	642	54,763
PotlatchDeltic Corp. (Specialized REITs)	958	51,378
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	687	66,735
Primerica, Inc. (Insurance)	434	92,312
Progyny, Inc.* (Health Care Providers & Services)	916	38,252
Prosperity Bancshares, Inc. (Banks)	1,130	71,552
PVH Corp. (Textiles, Apparel & Luxury Goods)	752	67,409
Qualys, Inc.* (Software)	402	55,798
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	647	56,522
R1 RCM, Inc.* (Health Care Providers & Services)	1,654	28,581
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,891	90,863
Rayonier, Inc. (Specialized REITs)	1,776	58,821
Regal Rexnord Corp. (Electrical Equipment)	794	124,007
Reinsurance Group of America, Inc. (Insurance)	797	111,859
Reliance Steel & Aluminum Co. (Metals & Mining)	705	206,466
RenaissanceRe Holdings, Ltd. (Insurance)	602	112,430
Repligen Corp.* (Life Sciences Tools & Services)	621	106,540
Rexford Industrial Realty, Inc. (Industrial REITs)	2,408	132,656
RH*(a) (Specialty Retail)	214	83,068
RLI Corp. (Insurance)	486	64,837
Royal Gold, Inc. (Metals & Mining)	787	94,550
RPM International, Inc. (Chemicals)	1,545	159,613
Ryder System, Inc. (Ground Transportation)	557	56,898
Sabra Health Care REIT, Inc. (Health Care REITs)	2,770	35,982
Saia, Inc.* (Ground Transportation)	318	134,558
Science Applications International Corp. (Professional Services)	647	78,507
SEI Investments Co. (Capital Markets)	1,214	76,470
Selective Insurance Group, Inc. (Insurance)	725	74,813
Sensient Technologies Corp. (Chemicals)	506	32,404
Service Corp. International (Diversified Consumer Services)	1,812	120,770
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	439	114,403
Silgan Holdings, Inc. (Containers & Packaging)	1,004	44,025
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	383	57,121
Simpson Manufacturing Co., Inc. (Building Products)	511	80,738
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,609	89,428
SLM Corp. (Consumer Finance)	2,905	47,003
Sonoco Products Co. (Containers & Packaging)	1,174	68,843
Sotera Health Co.* (Life Sciences Tools & Services)	1,185	22,491
SouthState Corp. (Banks)	910	70,680
Southwest Gas Holdings, Inc. (Gas Utilities)	786	51,829
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	13,197	85,517
Spire, Inc. (Gas Utilities)	630	40,049
Spirit Realty Capital, Inc. (Retail REITs)	1,693	68,279
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,235	48,474
STAAR Surgical Co.* (Health Care Equipment & Supplies)	579	31,712
STAG Industrial, Inc. (Industrial REITs)	2,150	78,045
Starwood Property Trust, Inc. (Mortgage REITs)	3,740	77,568
Stericycle, Inc.* (Commercial Services & Supplies)	1,108	47,079
Stifel Financial Corp. (Capital Markets)	1,272	80,823
Sunrun, Inc.* (Electrical Equipment)	2,584	49,044
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	547	180,658
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	474	42,807
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,242	52,673
Synovus Financial Corp. (Banks)	1,751	59,359
Taylor Morrison Home Corp.* (Household Durables)	1,308	63,333
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	498	49,158
TEGNA, Inc. (Media)	2,697	45,579
Tempur Sealy International, Inc. (Household Durables)	2,062	92,027
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,222	91,320
Teradata Corp.* (Software)	1,212	68,902
Terex Corp. (Machinery)	812	47,608
Tetra Tech, Inc. (Commercial Services & Supplies)	638	107,955
Texas Capital Bancshares, Inc.* (Banks)	574	36,650
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	803	89,575
The Boston Beer Co., Inc.*—Class A (Beverages)	112	41,601
The Brink's Co. (Commercial Services & Supplies)	556	40,566
The Chemours Co. (Chemicals)	1,787	66,083
The Gap, Inc. (Specialty Retail)	2,557	26,337
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,396	54,608
The Hanover Insurance Group, Inc. (Insurance)	428	48,569
The Middleby Corp.* (Machinery)	641	97,336
The New York Times Co.—Class A (Media)	1,964	80,053

See accompanying notes to the financial statements.

188 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
The Scotts Miracle-Gro Co. (Chemicals)	491	$34,390
The Timken Co. (Machinery)	789	73,267
The Toro Co. (Machinery)	1,250	127,062
The Wendy's Co. (Hotels, Restaurants & Leisure)	2,020	43,410
The Western Union Co. (Financial Services)	4,487	54,652
Thor Industries, Inc. (Automobile Components)	641	74,029
Toll Brothers, Inc. (Household Durables)	1,234	99,127
TopBuild Corp.* (Household Durables)	380	104,094
Topgolf Callaway Brands Corp.* (Leisure Products)	1,668	33,310
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	914	37,227
Trex Co., Inc.* (Building Products)	1,304	90,159
TripAdvisor, Inc.* (Interactive Media & Services)	1,271	23,704
UFP Industries, Inc. (Building Products)	744	76,453
UGI Corp. (Gas Utilities)	2,508	67,692
UMB Financial Corp. (Banks)	523	37,133
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,261	18,224
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	2,272	16,858
United Bankshares, Inc. (Banks)	1,613	53,939
United States Steel Corp. (Metals & Mining)	2,714	69,207
United Therapeutics Corp.* (Biotechnology)	561	136,167
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,890	68,305
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	522	76,149
Unum Group (Insurance)	2,220	107,914
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	2,716	116,055
Valaris, Ltd.* (Energy Equipment & Services)	721	55,373
Valley National Bancorp (Banks)	5,051	51,823
Valmont Industries, Inc. (Construction & Engineering)	252	66,717
Valvoline, Inc. (Specialty Retail)	1,667	63,296
Vicor Corp.* (Electrical Equipment)	268	24,728
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,529	43,041
Visteon Corp.* (Automobile Components)	340	52,391
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,865	57,684
Vornado Realty Trust (Office REITs)	1,931	43,409
Voya Financial, Inc. (Financial Services)	1,178	87,478
Watsco, Inc. (Trading Companies & Distributors)	401	151,654
Watts Water Technologies, Inc.—Class A (Machinery)	328	61,182
Webster Financial Corp. (Banks)	2,094	99,088
Werner Enterprises, Inc. (Ground Transportation)	706	33,196
WESCO International, Inc. (Trading Companies & Distributors)	541	94,983
Westlake Corp. (Chemicals)	413	56,788
WEX, Inc.* (Financial Services)	513	97,136
Williams-Sonoma, Inc. (Specialty Retail)	787	109,111
Wingstop, Inc. (Hotels, Restaurants & Leisure)	359	60,520
Wintrust Financial Corp. (Banks)	733	61,836
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)	1,492	98,323
Woodward, Inc. (Aerospace & Defense)	719	86,553
World Wrestling Entertainment, Inc.—Class A (Entertainment)	520	54,600
Worthington Industries, Inc. (Metals & Mining)	364	27,162
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,029	80,180
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,354	21,637
XPO, Inc.* (Ground Transportation)	1,388	96,105
YETI Holdings, Inc.* (Leisure Products)	1,038	44,219
Ziff Davis, Inc.* (Interactive Media & Services)	567	41,119
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	3,230	82,591
TOTAL COMMON STOCKS (Cost $16,731,647)		28,424,150

Repurchase Agreements(b)(c) (25.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $9,877,203	$9,874,000	$9,874,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,874,000)		9,874,000

Collateral for Securities Loaned(d) (1.0%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	402,636	$402,636
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $402,636)		402,636
TOTAL INVESTMENT SECURITIES (Cost $27,008,283)—99.4%		38,700,786
Net other assets (liabilities)—0.6%		240,922
NET ASSETS—100.0%		$38,941,708

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $395,899.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $5,843,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 189

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	17	9/18/23	$4,663,780	$305,299

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/28/23	5.83%	$16,966,103	$209,558
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/28/23	5.60%	5,255,666	64,574
				$22,221,769	$274,132
S&P MidCap 400	UBS AG	8/28/23	5.68%	$16,026,106	$191,498
SPDR S&P MidCap 400 ETF	UBS AG	8/28/23	5.63%	6,230,409	76,530
				$22,256,515	$268,028
				$44,478,284	$542,160

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

190 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

UltraMid-Cap ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$347,941	0.9%
Air Freight & Logistics	95,575	0.2%
Automobile Components	643,541	1.7%
Banks	1,656,781	4.3%
Beverages	147,052	0.4%
Biotechnology	444,195	1.1%
Broadline Retail	173,464	0.4%
Building Products	1,131,329	2.9%
Capital Markets	545,636	1.4%
Chemicals	696,030	1.8%
Commercial Services & Supplies	369,227	0.9%
Communications Equipment	149,675	0.4%
Construction & Engineering	525,557	1.4%
Construction Materials	106,165	0.3%
Consumer Finance	89,021	0.2%
Consumer Staples Distribution & Retail	531,896	1.4%
Containers & Packaging	547,415	1.4%
Diversified Consumer Services	248,458	0.6%
Diversified Telecommunication Services	128,028	0.3%
Electric Utilities	340,251	0.9%
Electrical Equipment	619,084	1.6%
Electronic Equipment, Instruments & Components	1,025,595	2.6%
Energy Equipment & Services	234,553	0.6%
Entertainment	54,600	0.1%
Financial Services	410,151	1.1%
Food Products	391,260	1.0%
Gas Utilities	322,474	0.8%
Ground Transportation	620,585	1.6%
Health Care Equipment & Supplies	950,380	2.4%
Health Care Providers & Services	624,643	1.6%
Health Care REITs	329,130	0.8%
Health Care Technology	50,808	0.1%
Hotel & Resort REITs	35,220	0.1%
Hotels, Restaurants & Leisure	955,963	2.5%
Household Durables	497,864	1.3%
Household Products	28,453	0.1%
Independent Power and Renewable Electricity Producers	51,219	0.1%
Industrial REITs	386,906	1.0%
Insurance	1,096,304	2.8%
Interactive Media & Services	147,414	0.4%
IT Services	33,522	0.1%
Leisure Products	328,061	0.8%
Life Sciences Tools & Services	375,522	1.0%
Machinery	1,347,790	3.5%
Marine Transportation	58,584	0.2%
Media	247,186	0.6%
Metals & Mining	690,377	1.8%
Mortgage REITs	196,460	0.5%
Multi-Utilities	88,693	0.2%
Office REITs	199,901	0.5%
Oil, Gas & Consumable Fuels	1,056,436	2.7%
Paper & Forest Products	65,700	0.2%
Passenger Airlines	30,528	0.1%
Personal Care Products	110,100	0.3%
Pharmaceuticals	159,462	0.4%
Professional Services	888,590	2.3%
Real Estate Management & Development	95,267	0.2%
Residential REITs	256,683	0.7%
Retail REITs	375,804	1.0%
Semiconductors & Semiconductor Equipment	738,463	1.9%
Software	756,407	1.9%
Specialized REITs	404,002	1.0%
Specialty Retail	854,411	2.2%
Technology Hardware, Storage & Peripherals	202,295	0.5%
Textiles, Apparel & Luxury Goods	567,051	1.5%
Trading Companies & Distributors	425,090	1.1%
Water Utilities	121,922	0.3%
Other**	10,517,558	27.0%
Total	$38,941,708	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 191

Common Stocks (63.8%)

	Shares	Value
Adobe, Inc.* (Software)	18,724	$10,226,487
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	65,735	7,520,084
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	16,835	2,562,119
Align Technology, Inc.* (Health Care Equipment & Supplies)	3,123	1,180,150
Alphabet, Inc.*—Class A (Interactive Media & Services)	113,078	15,007,712
Alphabet, Inc.*—Class C (Interactive Media & Services)	111,804	14,882,230
Amazon.com, Inc.* (Broadline Retail)	195,292	26,106,635
American Electric Power Co., Inc. (Electric Utilities)	21,014	1,780,727
Amgen, Inc. (Biotechnology)	21,811	5,107,045
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	20,467	4,083,781
ANSYS, Inc.* (Software)	3,538	1,210,350
Apple, Inc. (Technology Hardware, Storage & Peripherals)	299,373	58,811,826
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	34,279	5,196,354
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	3,583	2,566,897
AstraZeneca PLCADR (Pharmaceuticals)	24,161	1,732,344
Atlassian Corp.*—Class A (Software)	6,200	1,128,028
Autodesk, Inc.* (Software)	8,742	1,853,217
Automatic Data Processing, Inc. (Professional Services)	16,864	4,169,793
Baker Hughes Co. (Energy Equipment & Services)	41,325	1,479,022
Biogen, Inc.* (Biotechnology)	5,909	1,596,553
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,507	4,476,996
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	17,018	15,293,226
Cadence Design Systems, Inc.* (Software)	11,130	2,604,531
Charter Communications, Inc.*—Class A (Media)	6,147	2,490,703
Cintas Corp. (Commercial Services & Supplies)	4,152	2,084,470
Cisco Systems, Inc. (Communications Equipment)	166,344	8,656,542
Cognizant Technology Solutions Corp.—Class A (IT Services)	20,715	1,367,811
Comcast Corp.—Class A (Media)	169,786	7,684,514
Constellation Energy Corp. (Electric Utilities)	13,243	1,279,936
Copart, Inc.* (Commercial Services & Supplies)	19,490	1,722,721
CoStar Group, Inc.* (Professional Services)	16,677	1,400,368
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	18,103	10,149,809
Crowdstrike Holdings, Inc.*—Class A (Software)	9,149	1,479,027
CSX Corp. (Ground Transportation)	82,990	2,765,227
Datadog, Inc.*—Class A (Software)	12,094	1,411,612
Dexcom, Inc.* (Health Care Equipment & Supplies)	15,823	1,970,913
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	7,392	1,088,989
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	8,996	1,388,353
eBay, Inc. (Broadline Retail)	21,829	971,609
Electronic Arts, Inc. (Entertainment)	11,133	1,517,985
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	5,594	849,337
Exelon Corp. (Electric Utilities)	40,599	1,699,474
Fastenal Co. (Trading Companies & Distributors)	23,311	1,366,258
Fortinet, Inc.* (Software)	32,052	2,491,081
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	18,560	1,447,680
Gilead Sciences, Inc. (Biotechnology)	50,917	3,876,820
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	22,360	1,424,108
Honeywell International, Inc. (Industrial Conglomerates)	27,173	5,275,094
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,389	1,879,980
Illumina, Inc.* (Life Sciences Tools & Services)	6,454	1,240,136
Intel Corp. (Semiconductors & Semiconductor Equipment)	170,260	6,090,200
Intuit, Inc. (Software)	11,432	5,849,754
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	14,303	4,639,894
JD.com, Inc.ADR (Broadline Retail)	18,533	765,598
Keurig Dr Pepper, Inc. (Beverages)	57,303	1,948,875
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,601	2,878,634
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,484	3,940,199
Lucid Group, Inc.*(a) (Automobile Components)	92,769	705,972
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	4,988	1,888,108
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	12,440	2,510,516
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	35,105	2,286,389
MercadoLibre, Inc.* (Broadline Retail)	2,049	2,536,764
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	59,019	18,803,454
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	22,262	2,091,292
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	44,674	3,189,277
Microsoft Corp. (Software)	141,524	47,540,742
Moderna, Inc.* (Biotechnology)	15,561	1,830,907
Mondelez International, Inc.—Class A (Food Products)	55,591	4,120,961

See accompanying notes to the financial statements.

192 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Monster Beverage Corp.* (Beverages)	42,727	$2,456,375
Netflix, Inc.* (Entertainment)	18,146	7,965,549
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	47,013	21,968,704
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	10,602	2,364,034
Old Dominion Freight Line, Inc. (Ground Transportation)	4,476	1,877,637
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	17,629	1,899,525
O'Reilly Automotive, Inc.* (Specialty Retail)	2,485	2,300,588
PACCAR, Inc. (Machinery)	21,332	1,837,325
Palo Alto Networks, Inc.*(a) (Software)	12,484	3,120,501
Paychex, Inc. (Professional Services)	14,716	1,846,417
PayPal Holdings, Inc.* (Financial Services)	45,543	3,453,070
PDD Holdings, Inc.*ADR (Broadline Retail)	24,925	2,238,764
PepsiCo, Inc. (Beverages)	56,237	10,542,188
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	45,473	6,010,166
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,404	3,267,372
Ross Stores, Inc. (Specialty Retail)	13,963	1,600,718
Seagen, Inc.* (Biotechnology)	7,654	1,467,884
Sirius XM Holdings, Inc.(a) (Media)	157,909	805,336
Starbucks Corp. (Hotels, Restaurants & Leisure)	46,796	4,753,069
Synopsys, Inc.* (Software)	6,211	2,806,130
Tesla, Inc.* (Automobile Components)	60,327	16,133,250
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	37,050	6,669,000
The Kraft Heinz Co. (Food Products)	50,096	1,812,473
The Trade Desk, Inc.*—Class A (Media)	18,157	1,657,008
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	48,980	6,747,975
Verisk Analytics, Inc. (Professional Services)	5,911	1,353,264
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,514	3,704,503
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	35,220	1,055,543
Warner Bros. Discovery, Inc.* (Entertainment)	99,442	1,299,707
Workday, Inc.*—Class A (Software)	8,409	1,994,026
Xcel Energy, Inc. (Electric Utilities)	22,466	1,409,292
Zoom Video Communications, Inc.*—Class A (Software)	10,241	751,177
Zscaler, Inc.* (Software)	5,923	949,931
TOTAL COMMON STOCKS (Cost $177,977,118)		505,292,701

Repurchase Agreements(b)(c) (31.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $252,539,909	$252,458,000	$252,458,000
TOTAL REPURCHASE AGREEMENTS (Cost $252,458,000)		252,458,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 5.25%(e)	3,814,154	$3,814,154
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,814,154)		3,814,154
TOTAL INVESTMENT SECURITIES (Cost $434,249,272)—96.2%		761,564,855
Net other assets (liabilities)—3.8%		30,729,138
NET ASSETS—100.0%		$792,293,993

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $3,745,958.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $121,759,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 193

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	183	9/18/23	$58,038,450	$2,220,357

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	8/28/23	5.73%	$175,678,375	$3,033,312
Nasdaq-100 Index	Goldman Sachs International	8/28/23	5.93%	478,071,162	8,319,641
				$653,749,537	$11,352,953
Invesco QQQ Trust, Series 1 ETF	UBS AG	8/28/23	5.73%	$119,117,389	$2,117,449
Nasdaq-100 Index	UBS AG	8/28/23	6.13%	245,079,651	4,401,225
				$364,197,040	$6,518,674
				$1,017,946,577	$17,871,627

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Automobile Components	$16,839,222	2.1%
Beverages	14,947,438	1.9%
Biotechnology	20,851,085	2.6%
Broadline Retail	32,619,370	4.1%
Commercial Services & Supplies	3,807,191	0.5%
Communications Equipment	8,656,542	1.1%
Consumer Staples Distribution & Retail	12,593,705	1.6%
Electric Utilities	6,169,429	0.8%
Energy Equipment & Services	1,479,022	0.2%
Entertainment	10,783,241	1.4%
Financial Services	3,453,070	0.4%
Food Products	5,933,434	0.7%
Ground Transportation	4,642,864	0.6%
Health Care Equipment & Supplies	11,118,617	1.4%
Hotels, Restaurants & Leisure	14,302,700	1.8%
Industrial Conglomerates	5,275,094	0.7%
Interactive Media & Services	48,693,396	6.1%
IT Services	1,367,811	0.2%
Life Sciences Tools & Services	1,240,136	0.2%
Machinery	1,837,325	0.2%
Media	12,637,561	1.6%
Oil, Gas & Consumable Fuels	1,088,989	0.1%
Pharmaceuticals	1,732,344	0.2%
Professional Services	8,769,841	1.1%
Semiconductors & Semiconductor Equipment	96,321,207	12.2%
Software	85,416,594	10.8%
Specialty Retail	3,901,306	0.5%
Technology Hardware, Storage & Peripherals	58,811,826	7.4%
Textiles, Apparel & Luxury Goods	1,888,108	0.2%
Trading Companies & Distributors	1,366,258	0.2%
Wireless Telecommunication Services	6,747,975	0.9%
Other**	287,001,292	36.2%
Total	$792,293,993	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

194 :: UltraShort China ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (106.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $3,264,058	$3,263,000	$3,263,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,263,000)		3,263,000
TOTAL INVESTMENT SECURITIES (Cost $3,263,000)—106.2%		3,263,000
Net other assets (liabilities)—(6.2)%		(189,459)
NET ASSETS—100.0%		$3,073,541

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $536,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	8/28/23	(4.83)%	$(3,662,322)	$(257,992)
S&P China Select ADR Index (USD)	UBS AG	8/28/23	(4.08)%	(2,411,765)	(226,142)
				$(6,074,087)	$(484,134)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: UltraShort Dow 30 ProFund :: 195

Repurchase Agreements(a)(b) (106.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $3,248,052	$3,247,000	$3,247,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,247,000)		3,247,000
TOTAL INVESTMENT SECURITIES (Cost $3,247,000)—106.6%		3,247,000
Net other assets (liabilities)—(6.6)%		(201,762)
NET ASSETS—100.0%		$3,045,238

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $1,006,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/28/23	(5.68)%	$(2,996,424)	$(24,893)
Dow Jones Industrial Average	UBS AG	8/28/23	(5.53)%	(3,008,230)	(21,699)
				$(6,004,654)	$(46,592)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

196 :: UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (193.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $629,203	$629,000	$629,000
TOTAL REPURCHASE AGREEMENTS (Cost $629,000)		629,000
TOTAL INVESTMENT SECURITIES (Cost $629,000)—193.6%		629,000
Net other assets (liabilities)—(93.6)%		(304,049)
NET ASSETS—100.0%		$324,951

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $243,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	8/28/23	(4.98)%	$(513,793)	$(15,665)
S&P Emerging 50 ADR Index (USD)	UBS AG	8/28/23	(4.83)%	(110,999)	(20,626)
				$(624,792)	$(36,291)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Porfolio Investments :: UltraShort International ProFund :: 197

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $2,580,835	$2,580,000	$2,580,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,580,000)		2,580,000
TOTAL INVESTMENT SECURITIES (Cost $2,580,000)—100.3%		2,580,000
Net other assets (liabilities)—(0.3)%		(6,720)
NET ASSETS—100.0%		$2,573,280

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $212,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/28/23	(5.13)%	$(2,974,482)	$(20,802)
MSCI EAFE Index	UBS AG	8/28/23	(5.03)%	(2,132,813)	(14,578)
				$(5,107,295)	$(35,380)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

198 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a) (98.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $946,306	$946,000	$946,000
TOTAL REPURCHASE AGREEMENTS (Cost $946,000)		946,000
TOTAL INVESTMENT SECURITIES (Cost $946,000)—98.4%		946,000
Net other assets (liabilities)—1.6%		15,685
NET ASSETS—100.0%		$961,685

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	7	9/8/23	$(1,165,325)	$8,978

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/28/23	(5.58)%	$(823,287)	$(13,339)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Porfolio Investments :: UltraShort Latin America ProFund :: 199

Repurchase Agreements(a)(b) (106.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $1,841,596	$1,841,000	$1,841,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,841,000)		1,841,000
TOTAL INVESTMENT SECURITIES (Cost $1,841,000)—106.7%		1,841,000
Net other assets (liabilities)—(6.7)%		(116,250)
NET ASSETS—100.0%		$1,724,750

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $191,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	8/28/23	(4.83)%	$(1,774,784)	$(34,487)
S&P Latin America 35 ADR Index (USD)	UBS AG	8/28/23	(4.83)%	(1,673,798)	(37,628)
				$(3,448,582)	$(72,115)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

200 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $1,016,328	$1,016,000	$1,016,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,016,000)		1,016,000
TOTAL INVESTMENT SECURITIES (Cost $1,016,000)—100.0%		1,016,000
Net other assets (liabilities)—NM		332
NET ASSETS—100.0%		$1,016,332

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $497,000.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	9/18/23	$(274,340)	$(18,792)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/28/23	(5.43)%	$(860,823)	$(11,676)
S&P MidCap 400	UBS AG	8/28/23	(5.33)%	(897,384)	(10,757)
				$(1,758,207)	$(22,433)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Porfolio Investments :: UltraShort Nasdaq-100 ProFund :: 201

Repurchase Agreements(a)(b) (103.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $17,040,526	$17,035,000	$17,035,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,035,000)		17,035,000
TOTAL INVESTMENT SECURITIES (Cost $17,035,000)—103.3%		17,035,000
Net other assets (liabilities)—(3.3)%		(550,491)
NET ASSETS—100.0%		$16,484,509

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $6,132,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	4	9/18/23	$(1,268,600)	$(89,057)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/28/23	(5.68)%	$(7,594,877)	$(175,622)
Nasdaq-100 Index	UBS AG	8/28/23	(5.48)%	(23,997,911)	(432,664)
				$(31,592,788)	$(608,286)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

202 :: UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (108.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $5,574,806	$5,573,000	$5,573,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,573,000)		5,573,000
TOTAL INVESTMENT SECURITIES (Cost $5,573,000)—108.6%		5,573,000
Net other assets (liabilities)—(8.6)%		(443,420)
NET ASSETS—100.0%		$5,129,580

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $2,368,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	9/18/23	$(604,080)	$(32,245)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/28/23	(5.33)%	$(1,588,522)	$(71,368)
Russell 2000 Index	UBS AG	8/28/23	(4.83)%	(8,126,901)	(192,208)
				$(9,715,423)	$(263,576)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 203

Common Stocks (62.9%)

	Percentage of Net Assets	Shares	Value
Alkermes PLC* (Biotechnology)	0.1%	2,081	$60,933
API Group Corp.* (Construction & Engineering)	0.2%	2,625	75,495
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.1%	484	70,176
Asbury Automotive Group, Inc.* (Specialty Retail)	0.1%	272	61,364
ATI, Inc.* (Metals & Mining)	0.2%	1,618	77,146
Atkore, Inc.* (Electrical Equipment)	0.2%	497	78,858
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	409	81,996
ChampionX Corp. (Energy Equipment & Services)	0.2%	2,497	88,893
Chart Industries, Inc.* (Machinery)	0.2%	530	96,544
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	0.2%	525	82,340
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	0.1%	868	64,978
Comfort Systems USA, Inc. (Construction & Engineering)	0.2%	444	77,242
Commercial Metals Co. (Metals & Mining)	0.2%	1,470	84,113
elf Beauty, Inc.* (Personal Care Products)	0.1%	630	73,533
Essent Group, Ltd. (Financial Services)	0.1%	1,329	65,919
Halozyme Therapeutics, Inc.* (Biotechnology)	0.1%	1,675	71,959
HealthEquity, Inc.* (Health Care Providers & Services)	0.2%	1,054	71,609
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	0.2%	1,175	72,661
Kite Realty Group Trust (Retail REITs)	0.1%	2,732	62,509
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	0.1%	853	73,775
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	0.2%	1,146	80,564
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.2%	1,422	79,105
Maximus, Inc. (Professional Services)	0.1%	764	63,993
Meritage Homes Corp. (Household Durables)	0.1%	457	68,069
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	0.2%	1,865	80,698
Neogen Corp.* (Health Care Equipment & Supplies)	0.1%	2,733	63,378
Noble Corp. PLC* (Energy Equipment & Services)	0.1%	1,351	70,617
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	450	79,604
Old National Bancorp (Banks)	0.1%	3,677	62,618
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	614	76,332
Option Care Health, Inc.* (Health Care Providers & Services)	0.1%	2,134	72,086
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	0.1%	1,460	69,262
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	712	69,164
Qualys, Inc.* (Software)	0.1%	467	64,820
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	1,368	85,651
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	0.1%	725	69,084
Selective Insurance Group, Inc. (Insurance)	0.2%	755	77,907
Simpson Manufacturing Co., Inc. (Building Products)	0.2%	538	85,004
SouthState Corp. (Banks)	0.1%	956	74,251
SPS Commerce, Inc.* (Software)	0.2%	460	82,978
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	0.4%	582	192,216
Taylor Morrison Home Corp.* (Household Durables)	0.1%	1,320	63,914
Tenable Holdings, Inc.* (Software)	0.1%	1,432	69,680
The Ensign Group, Inc. (Health Care Providers & Services)	0.1%	685	66,356
UFP Industries, Inc. (Building Products)	0.2%	754	77,481
Upstart Holdings, Inc.* (Consumer Finance)	0.1%	905	62,165
Watts Water Technologies, Inc.—Class A (Machinery)	0.1%	343	63,979
Weatherford International PLC* (Energy Equipment & Services)	0.1%	894	74,291
Workiva, Inc.* (Software)	0.1%	614	64,648
Other Common Stocks	55.6%	1,463,765	28,053,825
TOTAL COMMON STOCKS (Cost $20,232,835)			31,755,783

See accompanying notes to the financial statements.

204 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: July 31, 2023

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(a)(b) (27.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $13,760,462	$13,756,000	$13,756,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,756,000)		13,756,000
TOTAL INVESTMENT SECURITIES (Cost $33,988,835)—90.1%		45,511,783
Net other assets (liabilities)—9.9%		5,015,263
NET ASSETS—100.0%		$50,527,046

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2023, these securities represented less than 0.005% of the net assets of the Fund.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $7,683,000.
REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	9/18/23	$604,080	$34,148

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/28/23	5.38%	$14,506,183	$309,590
Russell 2000 Index	Goldman Sachs International	8/28/23	5.73%	35,251,962	729,265
				$49,758,145	$1,038,855
iShares Russell 2000 ETF	UBS AG	8/28/23	5.13%	$5,986,247	$140,989
Russell 2000 Index	UBS AG	8/28/23	5.33%	13,341,179	314,807
				$19,327,426	$455,796
				$69,085,571	$1,494,651

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 205

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$268,361	0.5%
Air Freight & Logistics	93,939	0.2%
Automobile Components	531,569	1.0%
Automobiles	1,673	NM
Banks	2,773,589	5.5%
Beverages	121,491	0.2%
Biotechnology	2,234,013	4.4%
Broadline Retail	22,200	NM
Building Products	563,309	1.1%
Capital Markets	453,144	0.9%
Chemicals	627,713	1.2%
Commercial Services & Supplies	475,654	0.9%
Communications Equipment	230,742	0.4%
Construction & Engineering	463,842	0.9%
Construction Materials	87,321	0.2%
Consumer Finance	290,806	0.6%
Consumer Staples Distribution & Retail	172,566	0.3%
Containers & Packaging	103,079	0.2%
Distributors	5,605	NM
Diversified Consumer Services	324,795	0.6%
Diversified REITs	183,047	0.4%
Diversified Telecommunication Services	141,476	0.3%
Electric Utilities	230,012	0.5%
Electrical Equipment	517,832	1.0%
Electronic Equipment, Instruments & Components	865,252	1.7%
Energy Equipment & Services	841,084	1.7%
Entertainment	125,993	0.2%
Financial Services	689,307	1.4%
Food Products	360,770	0.7%
Gas Utilities	306,730	0.6%
Ground Transportation	154,470	0.3%
Health Care Equipment & Supplies	1,077,223	2.1%
Health Care Providers & Services	850,644	1.7%
Health Care REITs	186,685	0.4%
Health Care Technology	191,708	0.4%
Hotel & Resort REITs	259,298	0.5%
Hotels, Restaurants & Leisure	737,886	1.4%
Household Durables	682,263	1.3%
Household Products	99,090	0.2%
Independent Power and Renewable Electricity Producers	89,697	0.2%
Industrial Conglomerates	6,690	NM
Industrial REITs	137,478	0.3%
Insurance	544,360	1.1%
Interactive Media & Services	239,378	0.5%
IT Services	160,897	0.3%
Leisure Products	140,395	0.3%
Life Sciences Tools & Services	132,051	0.3%
Machinery	1,157,003	2.3%
Marine Transportation	88,502	0.2%
Media	241,826	0.5%
Metals & Mining	594,031	1.2%
Mortgage REITs	387,695	0.8%
Multi-Utilities	140,032	0.3%
Office REITs	232,101	0.5%
Oil, Gas & Consumable Fuels	1,477,095	2.9%
Paper & Forest Products	31,084	0.1%
Passenger Airlines	165,110	0.3%
Personal Care Products	268,664	0.5%
Pharmaceuticals	638,715	1.3%
Professional Services	742,237	1.5%
Real Estate Management & Development	263,520	0.5%
Residential REITs	139,182	0.3%
Retail REITs	387,672	0.8%
Semiconductors & Semiconductor Equipment	1,012,053	2.0%
Software	1,744,873	3.4%
Specialized REITs	150,710	0.3%
Specialty Retail	801,497	1.6%
Technology Hardware, Storage & Peripherals	285,678	0.6%
Textiles, Apparel & Luxury Goods	140,877	0.3%
Tobacco	44,645	0.1%
Trading Companies & Distributors	640,343	1.3%
Water Utilities	146,362	0.3%
Wireless Telecommunication Services	37,149	0.1%
Other**	18,771,263	37.1%
Total	$50,527,046	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

206 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(a)(b) (92.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $7,992,591	$7,990,000	$7,990,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,990,000)		7,990,000
TOTAL INVESTMENT SECURITIES (Cost $7,990,000)—92.9%		7,990,000
Net other assets (liabilities)—7.1%		606,356
NET ASSETS—100.0%		$8,596,356

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $305,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.625%, due 5/15/53	Citibank North America	8/15/23	5.50%	$4,335,500	$(121,661)
30-Year U.S. Treasury Bond, 3.625%, due 5/15/53	Societe' Generale	8/15/23	5.56%	5,849,188	(92,783)
				$10,184,688	$(214,444)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

July 31, 2023 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 207

Common Stocks (74.3%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	1,304	$70,077
Ameren Corp. (Multi-Utilities)	1,362	116,683
American Electric Power Co., Inc. (Electric Utilities)	2,671	226,341
American Water Works Co., Inc. (Water Utilities)	1,010	148,904
Atmos Energy Corp. (Gas Utilities)	750	91,283
CenterPoint Energy, Inc. (Multi-Utilities)	3,274	98,515
CMS Energy Corp. (Multi-Utilities)	1,513	92,399
Consolidated Edison, Inc. (Multi-Utilities)	1,798	170,558
Constellation Energy Corp. (Electric Utilities)	1,683	162,662
Dominion Energy, Inc. (Multi-Utilities)	4,337	232,246
DTE Energy Co. (Multi-Utilities)	1,069	122,187
Duke Energy Corp. (Electric Utilities)	3,998	374,293
Edison International (Electric Utilities)	1,987	142,985
Entergy Corp. (Electric Utilities)	1,097	112,662
Evergy, Inc. (Electric Utilities)	1,192	71,484
Eversource Energy (Electric Utilities)	1,810	130,917
Exelon Corp. (Electric Utilities)	5,160	215,998
FirstEnergy Corp. (Electric Utilities)	2,823	111,198
NextEra Energy, Inc. (Electric Utilities)	10,496	769,357
NiSource, Inc. (Multi-Utilities)	2,143	59,661
NRG Energy, Inc. (Electric Utilities)	1,194	45,360
PG&E Corp.* (Electric Utilities)	8,386	147,677
Pinnacle West Capital Corp. (Electric Utilities)	588	48,698
PPL Corp. (Electric Utilities)	3,824	105,275
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,588	163,355
Sempra (Multi-Utilities)	1,632	243,200
The AES Corp. (Independent Power and Renewable Electricity Producers)	3,472	75,099
The Southern Co. (Electric Utilities)	5,657	409,227
WEC Energy Group, Inc. (Multi-Utilities)	1,636	147,011
Xcel Energy, Inc. (Electric Utilities)	2,855	179,094
TOTAL COMMON STOCKS (Cost $1,519,199)		5,084,406

Repurchase Agreements(a)(b) (30.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%–5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $2,066,668	$2,066,000	$2,066,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,066,000)		2,066,000
TOTAL INVESTMENT SECURITIES (Cost $3,585,199)—104.5%		7,150,406
Net other assets (liabilities)—(4.5)%		(308,842)
NET ASSETS—100.0%		$6,841,564

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $990,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	8/23/23	5.93%	$1,513,102	$(33,185)
S&P Utilities Select Sector Index	UBS AG	8/23/23	5.68%	3,668,660	(74,198)
				$5,181,762	$(107,383)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

208 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Utilities UltraSector ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Electric Utilities	$3,323,305	48.6%
Gas Utilities	91,283	1.3%
Independent Power and Renewable Electricity Producers	75,099	1.1%
Multi-Utilities	1,445,815	21.1%
Water Utilities	148,904	2.2%
Other**	1,757,158	25.7%
Total	$6,841,564	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Statements of Assets and Liabilities

210 :: Statements of Assets and Liabilities :: July 31, 2023

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund

ASSETS:
Total Investment Securities, at cost	$1,894,000	$26,523,886	$9,047,298	$6,774,000
Securities, at value(a)	—	18,755,828	8,671,050	—
Repurchase agreements, at value	1,894,000	7,934,000	2,519,000	6,774,000
Total Investment Securities, at value	1,894,000	26,689,828	11,190,050	6,774,000
Cash	3,636	119,708	872	—
Segregated cash balances for futures contracts with brokers	27,693	16,033	—	24,640
Segregated cash balances for credit default swap agreements with brokers	135,862	2,324,317	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	271	66,893	4,360	970
Receivable for capital shares issued	9,716	2,044	502,300	42,842
Receivable for closed swap agreements	3,602	—	—	—
Due from Advisor under a Receivables Agreement	292,998	—	—	—
Due from Advisor under an expense limitation agreement	1,699	—	—	—
Unrealized appreciation on swap agreements	—	—	182,052	—
Variation margin on futures contracts	—	1,461	—	—
Variation margin on credit default swap agreements	—	4,414	—	—
Prepaid expenses	12,356	8,549	18,741	18,690
TOTAL ASSETS	2,381,833	29,233,247	11,898,375	6,861,142
LIABILITIES:
Cash overdraft	—	—	—	2,065
Payable for collateral for securities loaned	—	—	142,974	—
Payable for capital shares redeemed	3,000	13,177	140,597	1,875
Unrealized depreciation on swap agreements	—	—	—	68,670
Variation margin on futures contracts	2,523	—	—	800
Variation margin on credit default swap agreements	458	—	—	—
Advisory fees payable	—	41,257	6,390	6,134
Management services fees payable	—	8,251	1,278	1,227
Administration fees payable	162	2,261	787	749
Distribution and services fees payable – Service Class	15	1,915	495	475
Transfer agency fees payable	193	2,792	1,011	1,497
Fund accounting fees payable	91	1,280	472	426
Compliance services fees payable	18	176	66	133
Service fees payable	13	187	66	62
Other accrued expenses	2,479	30,883	11,923	18,809
TOTAL LIABILITIES	8,952	102,179	306,059	102,922
NET ASSETS	$2,372,881	$29,131,068	$11,592,316	$6,758,220
NET ASSETS CONSIST OF:
Capital	$7,809,380	$29,435,417	$14,321,332	$75,351,312
Total distributable earnings (loss)	(5,436,499)	(304,349)	(2,729,016)	(68,593,092)
NET ASSETS	$2,372,881	$29,131,068	$11,592,316	$6,758,220
NET ASSETS:
Investor Class	$2,355,358	$26,902,226	$11,022,691	$6,178,188
Service Class	17,523	2,228,842	569,625	580,032
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	75,734	895,134	263,051	422,837
Service Class	669	75,097	15,086	44,425
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$31.10	$30.05	$41.90	$14.61
Service Class	26.19	29.68	37.76	13.06

(a) Includes securities on loan valued at:	$—	$—	$139,626	$—

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2023 :: Statements of Assets and Liabilities :: 211

Biotechnology UltraSector ProFund	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund†	Consumer Staples UltraSector ProFund†	Energy UltraSector ProFund†

$107,480,698	$31,127,033	$5,272,913	$41,336,382	$2,710,442	$15,415,632
91,501,109	36,022,083	4,954,054	41,709,645	2,947,234	25,758,996
28,896,000	16,583,000	1,785,000	14,801,000	794,000	6,300,000
120,397,109	52,605,083	6,739,054	56,510,645	3,741,234	32,058,996
557	312	829	636	319	254
—	86,240	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	400,020
24,208	27,051	7,542	21,211	4,041	23,090
118,466	2,323,110	138,284	259,441	117,718	937,349
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
731,727	148,828	217,907	338,691	—	447,961
—	2,800	—	—	—	—
—	—	—	—	—	—
18,296	20,329	16,015	12,614	11,294	18,946
121,290,363	55,213,753	7,119,631	57,143,238	3,874,606	33,886,616

—	—	—	—	—	—
3,267,658	65,477	33,406	—	—	—
192,004	1,870,681	222,069	78,571	50,473	58,492
—	—	—	—	7,031	—
—	—	—	—	—	—
—	—	—	—	—	—
74,606	30,782	3,627	36,223	322	19,982
14,921	6,157	725	7,245	64	3,997
9,122	3,766	523	4,431	292	2,451
2,553	9,261	635	976	197	911
10,510	8,090	769	4,166	424	3,571
5,210	2,280	303	2,527	176	1,396
956	308	34	248	30	344
761	314	44	370	24	204
145,910	40,495	6,639	49,827	5,185	47,446
3,724,211	2,037,611	268,774	184,584	64,218	138,794
$117,566,152	$53,176,142	$6,850,857	$56,958,654	$3,810,388	$33,747,822

$64,162,632	$31,071,984	$7,371,176	$38,453,242	$3,181,600	$17,588,305
53,403,520	22,104,158	(520,319)	18,505,412	628,788	16,159,517
$117,566,152	$53,176,142	$6,850,857	$56,958,654	$3,810,388	$33,747,822

$114,581,243	$41,714,460	$6,164,181	$55,833,900	$3,517,593	$32,583,603
2,984,909	11,461,682	686,676	1,124,754	292,795	1,164,219

1,828,279	718,518	51,663	1,029,992	48,146	763,259
72,165	257,228	7,228	25,743	4,624	32,127

$62.67	$58.06	$119.32	$54.21	$73.06	$42.69
41.36	44.56	95.00	43.69	63.32	36.24
$3,297,400	$64,758	$34,000	$—	$—	$—

See accompanying notes to the financial statements.

212 :: Statements of Assets and Liabilities :: July 31, 2023

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund

ASSETS:
Total Investment Securities, at cost	$4,375,059	$1,534,000	$2,251,516	$6,796,077
Securities, at value(a)	5,212,350	—	3,787,842	10,603,099
Repurchase agreements, at value	39,000	1,534,000	911,000	4,486,000
Total Investment Securities, at value	5,251,350	1,534,000	4,698,842	15,089,099
Cash	819	271	612	214
Segregated cash balances for swap agreements with custodian	—	1,901	10,793	9,724
Dividends and interest receivable	8,098	220	2,874	17,284
Receivable for investments sold	59,888	—	—	—
Receivable for capital shares issued	2,794	908	85,888	211,346
Due from Advisor under an expense limitation agreement	767	545	—	—
Unrealized appreciation on forward currency contracts	—	4,636	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid expenses	13,708	10,077	13,687	16,233
Receivable for tax reclaims	5,385	—	—	—
TOTAL ASSETS	5,342,809	1,552,558	4,812,696	15,343,900
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	35,311	—	—	—
Payable for collateral for securities loaned	577,583	—	—	—
Payable for capital shares redeemed	85,995	100,667	5,808	749,779
Unrealized depreciation on forward currency contracts	—	22,513	—	—
Unrealized depreciation on swap agreements	—	—	33,777	176,311
Advisory fees payable	—	—	1,912	8,959
Management services fees payable	—	—	382	1,792
Administration fees payable	323	103	370	1,095
Distribution and services fees payable – Service Class	218	5	315	855
Transfer agency fees payable	348	139	606	1,561
Fund accounting fees payable	192	59	231	640
Compliance services fees payable	20	11	38	133
Service fees payable	27	9	31	91
Other accrued expenses	4,873	4,545	6,207	19,818
TOTAL LIABILITIES	704,890	128,051	49,677	961,034
NET ASSETS	$4,637,919	$1,424,507	$4,763,019	$14,382,866
NET ASSETS CONSIST OF:
Capital	$8,963,291	$4,060,949	$4,338,804	$8,760,447
Total distributable earnings (loss)	(4,325,372)	(2,636,442)	424,215	5,622,419
NET ASSETS	$4,637,919	$1,424,507	$4,763,019	$14,382,866
NET ASSETS:
Investor Class	$4,430,677	$1,421,943	$4,428,422	$13,229,423
Service Class	207,242	2,564	334,597	1,153,443
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	318,413	99,045	159,674	133,875
Service Class	13,618	201	14,834	14,578
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$13.91	$14.36	$27.73	$98.82
Service Class	15.22	12.76	22.56	79.12

(a) Includes securities on loan valued at:	$566,190	$—	$—	$—

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2023 :: Statements of Assets and Liabilities :: 213

Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund†	Mid-Cap Growth ProFund

$7,329,445	$58,084,869	$7,743,446	$5,297,627	$6,587,049	$27,097,992
6,575,727	65,861,892	14,062,623	7,995,974	6,396,805	29,248,224
2,390,000	20,152,000	8,000	—	2,781,000	83,000
8,965,727	86,013,892	14,070,623	7,995,974	9,177,805	29,331,224
962	795	877	—	133	251
—	—	—	—	—	—
3,216	2,886	8,580	6,710	5,533	10,012
—	—	—	—	—	—
45,610	559,541	308,445	76,465	268,479	67,523
—	—	—	—	—	—
—	—	—	—	—	—
31,364	1,985,835	—	—	134,982	—
10,853	16,981	22,685	21,511	17,452	19,133
—	—	—	—	—	—
9,057,732	88,579,930	14,411,210	8,100,660	9,604,384	29,428,143

—	—	—	4,203	—	—
—	—	300,873	—	—	—
—	—	43,602	3,182	—	405,719
287,053	195,900	3,603	64,047	93,913	58,500
—	—	—	—	—	—
—	—	—	—	—	—
1,966	53,077	8,252	2,945	2,970	12,393
393	10,616	1,650	589	594	2,479
593	6,506	1,009	631	621	1,683
250	3,313	981	2,038	794	453
660	7,426	1,654	1,385	889	1,304
358	3,700	639	474	360	1,024
35	536	83	74	45	27
49	543	84	53	52	140
7,252	94,196	13,479	11,037	7,936	13,546
298,609	375,813	375,909	90,658	108,174	497,268
$8,759,123	$88,204,117	$14,035,301	$8,010,002	$9,496,210	$28,930,875

$6,705,642	$98,246,667	$6,578,927	$8,110,868	$8,823,115	$27,437,117
2,053,481	(10,042,550)	7,456,374	(100,866)	673,095	1,493,758
$8,759,123	$88,204,117	$14,035,301	$8,010,002	$9,496,210	$28,930,875

$8,514,989	$84,071,182	$12,856,181	$5,469,255	$8,534,961	$28,387,520
244,134	4,132,935	1,179,120	2,540,747	961,249	543,355

161,952	2,325,568	95,767	57,908	77,984	307,215
5,572	177,077	11,160	31,096	10,258	7,981

$52.58	$36.15	$134.24	$94.45	$109.45	$92.40
43.81	23.34	105.66	81.71	93.71	68.08
$—	$—	$42,993	$3,238	$—	$398,521

See accompanying notes to the financial statements.

214 :: Statements of Assets and Liabilities :: July 31, 2023

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund†

ASSETS:
Total Investment Securities, at cost	$2,935,480	$2,033,941	$99,219,764	$11,003,902
Securities, at value(a)	3,043,861	2,917,553	49,148,143	12,920,749
Repurchase agreements, at value	1,349,000	—	79,284,000	4,970,000
Total Investment Securities, at value	4,392,861	2,917,553	128,432,143	17,890,749
Cash	402	—	369	93
Segregated cash balances for futures contracts with brokers	—	—	258,720	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	1,248	1,027	18,189	711
Receivable for capital shares issued	1,500	2,124	4,125,649	601,647
Receivable for closed forward currency contracts	—	—	—	—
Receivable from broker for futures transactions	—	—	38,710	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Due from Advisor under an expense limitation agreement	—	2,325	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Unrealized appreciation on swap agreements	15,842	—	1,397,483	383,383
Variation margin on futures contracts	—	—	1,400	—
Prepaid expenses	21,585	19,214	65,748	18,391
TOTAL ASSETS	4,433,438	2,942,243	134,338,411	18,894,974
LIABILITIES:
Cash overdraft	—	10,752	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	25,937	25,355	390,961	—
Payable for capital shares redeemed	40,581	514	68,793	920,716
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—
Advisory fees payable	1,119	—	76,036	11,535
Management services fees payable	224	—	16,293	2,307
Administration fees payable	324	231	9,969	1,422
Distribution and services fees payable – Service Class	648	520	6,208	2,965
Transfer agency fees payable	608	461	12,572	2,441
Fund accounting fees payable	299	217	5,680	815
Compliance services fees payable	51	41	781	164
Service fees payable	27	19	831	119
Other accrued expenses	7,424	5,846	124,554	22,188
TOTAL LIABILITIES	77,242	43,956	712,678	964,672
NET ASSETS	$4,356,196	$2,898,287	$133,625,733	$17,930,302
NET ASSETS CONSIST OF:
Capital	$4,469,862	$2,707,908	$89,887,136	$29,102,570
Total distributable earnings (loss)	(113,666)	190,379	43,738,597	(11,172,268)
NET ASSETS	$4,356,196	$2,898,287	$133,625,733	$17,930,302
NET ASSETS:
Investor Class	$3,575,624	$2,321,022	$125,665,380	$14,707,725
Service Class	780,572	577,265	7,960,353	3,222,577
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	32,382	22,817	911,836	118,443
Service Class	9,029	7,192	74,333	29,606
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$110.42	$101.72	$137.82	$124.18
Service Class	86.45	80.26	107.09	108.85

(a) Includes securities on loan valued at:	$25,699	$25,233	$384,052	$—

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2023 :: Statements of Assets and Liabilities :: 215

Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund

$3,146,141	$19,231,515	$2,957,924	$13,606,000	$2,531,000	$8,538,000
2,993,266	21,346,766	3,621,531	—	—	—
926,000	6,791,000	1,098,000	13,606,000	2,531,000	8,538,000
3,919,266	28,137,766	4,719,531	13,606,000	2,531,000	8,538,000
448	802	529	827	147	5,621
—	—	—	—	—	—
—	—	—	12	—	—
2,610	1,023	814	1,948	362	1,223
249,060	2,058,252	302,684	508,537	861	282
—	—	—	—	—	8,314
—	—	—	—	—	—
—	—	—	—	—	676,323
919	—	—	—	419	—
—	—	—	—	—	94,541
97,063	19,594	—	201,320	27,303	—
—	—	—	—	—	—
16,347	17,956	16,300	16,728	10,953	11,551
4,285,713	30,235,393	5,039,858	14,335,372	2,571,045	9,335,855

—	—	—	—	—	—
330,382	3,170,735	—	—	—	—
33,153	38,250	—	—	—	—
4,719	169,390	571	1,431,229	2,763	91,737
—	—	—	—	—	14,253
—	56,064	112,022	—	—	—
—	15,217	1,296	8,709	—	841
—	3,043	259	1,742	—	168
269	1,863	381	976	200	730
256	1,264	268	1,751	427	70
405	2,860	558	1,597	406	1,901
164	1,065	225	604	124	414
36	176	39	163	40	162
22	155	32	89	18	61
5,432	27,562	9,553	23,431	4,479	30,850
374,838	3,487,644	125,204	1,470,291	8,457	141,187
$3,910,875	$26,747,749	$4,914,654	$12,865,081	$2,562,588	$9,194,668

$4,423,939	$84,573,895	$7,721,869	$52,726,559	$6,048,976	$11,340,542
(513,064)	(57,826,146)	(2,807,215)	(39,861,478)	(3,486,388)	(2,145,874)
$3,910,875	$26,747,749	$4,914,654	$12,865,081	$2,562,588	$9,194,668

$3,451,049	$25,670,955	$4,638,707	$11,272,430	$2,034,823	$9,097,436
459,826	1,076,794	275,947	1,592,651	527,765	97,232

127,480	544,097	119,767	290,013	133,597	305,001
20,494	27,412	7,674	47,552	38,400	3,816

$27.07	$47.18	$38.73	$38.87	$15.23	$29.83
22.44	39.28	35.96	33.49	13.74	25.48
$33,893	$38,216	$—	$—	$—	$—

See accompanying notes to the financial statements.

216 :: Statements of Assets and Liabilities :: July 31, 2023

	Semiconductor UltraSector ProFund	Short Energy ProFund†	Short Nasdaq-100 ProFund	Short Precious Metals ProFund

ASSETS:
Total Investment Securities, at cost	$64,988,275	$1,020,000	$3,181,000	$3,279,000
Securities, at value(a)	86,606,023	—	—	—
Repurchase agreements, at value	38,094,000	1,020,000	3,181,000	3,279,000
Total Investment Securities, at value	124,700,023	1,020,000	3,181,000	3,279,000
Cash	279	808	867	82
Segregated cash balances for futures contracts with brokers	—	—	36,960	—
Segregated cash balances for swap agreements with custodian	194	—	—	—
Dividends and interest receivable	40,534	146	456	470
Receivable for investments sold	5,263,423	—	—	—
Receivable for capital shares issued	708,227	119,769	62	133,864
Receivable from broker for futures transactions	—	—	—	—
Due from Advisor under an expense limitation agreement	—	2,742	—	—
Unrealized appreciation on swap agreements	4,328,497	—	—	2,580
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	20,501	19,990	26,098	9,025
TOTAL ASSETS	135,061,678	1,163,455	3,245,443	3,425,021
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	241,564	—	—	—
Payable for capital shares redeemed	408,321	504,228	1,926	85,217
Unrealized depreciation on swap agreements	—	20,279	78,870	79,485
Variation margin on futures contracts	—	—	200	—
Advisory fees payable	80,168	—	8,147	63
Management services fees payable	16,034	—	1,629	13
Administration fees payable	9,829	74	338	262
Distribution and services fees payable – Service Class	5,278	8	78	24
Transfer agency fees payable	11,631	181	1,316	340
Fund accounting fees payable	5,581	46	192	162
Compliance services fees payable	595	15	95	28
Service fees payable	820	7	28	24
Other accrued expenses	114,553	1,753	16,497	4,418
TOTAL LIABILITIES	894,374	526,591	109,316	170,036
NET ASSETS	$134,167,304	$636,864	$3,136,127	$3,254,985
NET ASSETS CONSIST OF:
Capital	$66,799,501	$2,817,081	$20,345,387	$13,608,988
Total distributable earnings (loss)	67,367,803	(2,180,217)	(17,209,260)	(10,354,003)
NET ASSETS	$134,167,304	$636,864	$3,136,127	$3,254,985
NET ASSETS:
Investor Class	$127,519,687	$635,125	$3,050,503	$3,235,657
Service Class	6,647,617	1,739	85,624	19,328
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	796,131	42,471	50,267	230,502
Service Class	57,003	128	1,624	1,442
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$160.17	$14.95	$60.69	$14.04
Service Class	116.62	13.59	52.72	13.40

(a) Includes securities on loan valued at:	$232,759	$—	$—	$—

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2023 :: Statements of Assets and Liabilities :: 217

Short Real Estate ProFund	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund

$2,295,000	$1,750,000	$2,659,728	$2,445,705	$2,368,278	$51,757,587
—	—	4,336,022	2,472,191	3,381,348	57,575,341
2,295,000	1,750,000	—	846,000	2,000	22,318,000
2,295,000	1,750,000	4,336,022	3,318,191	3,383,348	79,893,341
91	120	—	216	833	774
—	—	—	27,280	—	—
—	66,961	—	159	—	1,401
329	251	1,204	786	1,426	15,447
—	—	59,872	—	56	—
1,893	8,246	5,751	2,448,322	7,728	105,002
—	—	—	2,480	—	—
2,417	—	—	1,961	—	—
36,561	—	—	15,353	—	576,411
—	—	—	2,260	—	—
19,098	15,752	19,009	19,702	19,062	17,306
2,355,389	1,841,330	4,421,858	5,836,710	3,412,453	80,609,682

—	—	47,719	—	—	—
—	—	24,122	193	5,745	—
—	—	38,291	43,311	111,438	506,747
423,559	8,873	—	68,435	—	204,993
—	43,413	—	—	—	—
—	—	—	—	—	—
—	7,487	1,411	—	1,161	50,149
—	1,497	282	—	232	10,030
130	151	367	248	254	6,136
66	43	399	285	466	3,983
179	249	879	580	500	7,038
80	86	308	715	274	3,496
15	70	37	30	41	362
12	13	31	21	21	512
2,346	5,005	5,628	4,197	7,315	70,513
426,387	66,887	119,474	118,015	127,447	863,959
$1,929,002	$1,774,443	$4,302,384	$5,718,695	$3,285,006	$79,745,723

$6,744,922	$17,183,300	$3,145,206	$4,781,160	$3,603,663	$44,279,130
(4,815,920)	(15,408,857)	1,157,178	937,535	(318,657)	35,466,593
$1,929,002	$1,774,443	$4,302,384	$5,718,695	$3,285,006	$79,745,723

$1,817,103	$1,727,525	$3,817,855	$5,370,480	$2,765,441	$74,930,917
111,899	46,918	484,529	348,215	519,565	4,814,806

198,838	50,091	37,799	51,887	26,847	643,547
14,253	1,462	6,331	4,189	6,392	52,506

$9.14	$34.49	$101.00	$103.50	$103.01	$116.43
7.85	32.09	76.53	83.13	81.28	91.70
$—	$—	$38,104	$43,241	$108,630	$499,670

See accompanying notes to the financial statements.

218 :: Statements of Assets and Liabilities :: July 31, 2023

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund

ASSETS:
Total Investment Securities, at cost	$9,815,000	$61,185,938	$18,397,814	$16,310,865
Securities, at value(a)	—	89,918,094	22,705,289	22,690,204
Repurchase agreements, at value	9,815,000	25,277,000	3,003,000	8,145,000
Total Investment Securities, at value	9,815,000	115,195,094	25,708,289	30,835,204
Cash	—	535	105	574
Segregated cash balances for futures contracts with brokers	36,960	431,200	—	246,400
Segregated cash balances for swap agreements with custodian	—	—	—	240
Dividends and interest receivable	1,406	63,375	685	15,858
Receivable for capital shares issued	279,187	1,616,415	801,832	362,905
Receivable from broker for futures transactions	—	—	—	11,270
Receivable from counterparties to swap agreements	—	—	1,562,171	—
Unrealized appreciation on swap agreements	—	1,464,076	284,619	263,060
Variation margin on futures contracts	—	14,000	—	7,210
Prepaid expenses	15,983	34,130	13,059	18,479
Receivable for tax reclaims	—	—	—	—
TOTAL ASSETS	10,148,536	118,818,825	28,370,760	31,761,200
LIABILITIES:
Cash overdraft	218	—	—	—
Payable for investments purchased	—	—	825,076	—
Payable for collateral for securities loaned	—	170,906	1,617,498	—
Payable for capital shares redeemed	425,821	364,637	543,383	572,469
Unrealized depreciation on swap agreements	217,193	—	—	—
Variation margin on futures contracts	1,200	—	—	—
Advisory fees payable	8,796	69,519	12,894	18,508
Management services fees payable	1,759	13,904	2,579	3,702
Administration fees payable	819	8,512	1,596	2,267
Distribution and services fees payable – Service Class	20	2,644	832	930
Transfer agency fees payable	1,412	11,278	2,092	3,397
Fund accounting fees payable	465	4,979	915	1,294
Compliance services fees payable	121	751	156	234
Service fees payable	68	710	133	189
Other accrued expenses	14,266	104,455	27,681	35,609
TOTAL LIABILITIES	672,158	752,295	3,034,835	638,599
NET ASSETS	$9,476,378	$118,066,530	$25,335,925	$31,122,601
NET ASSETS CONSIST OF:
Capital	$111,176,250	$90,199,799	$63,865,703	$20,220,471
Total distributable earnings (loss)	(101,699,872)	27,866,731	(38,529,778)	10,902,130
NET ASSETS	$9,476,378	$118,066,530	$25,335,925	$31,122,601
NET ASSETS:
Investor Class	$9,454,046	$114,312,349	$24,128,167	$29,991,539
Service Class	22,332	3,754,181	1,207,758	1,131,062
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	580,757	1,213,622	674,880	490,617
Service Class	1,552	53,453	39,237	22,231
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$16.28	$94.19	$35.75	$61.13
Service Class	14.39	70.23	30.78	50.88

(a) Includes securities on loan valued at:	$—	$169,028	$1,588,104	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2023 :: Statements of Assets and Liabilities :: 219

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund

$5,355,648	$5,219,000	$18,840,000	$7,895,612	$27,008,283	$434,249,272
7,244,751	—	—	11,136,805	28,826,786	509,106,855
1,181,000	5,219,000	18,840,000	1,350,000	9,874,000	252,458,000
8,425,751	5,219,000	18,840,000	12,486,805	38,700,786	761,564,855
751	492	791	1,597	257	657
—	—	2,618,880	—	269,280	6,763,680
—	—	—	—	8,091	292,320
32,625	747	2,698	109,836	11,357	106,628
233,879	145,549	702,311	317,450	130,888	12,416,472
—	—	—	—	—	1,011,990
—	—	—	—	—	—
258,582	61,426	11,575	247,295	542,160	17,871,627
—	—	211,265	—	19,890	36,600
14,722	15,649	14,255	23,014	17,801	87,076
442	—	—	—	—	—
8,966,752	5,442,863	22,401,775	13,185,997	39,700,510	800,151,905

—	—	—	—	—	—
—	—	—	—	—	—
410,745	—	—	1,568,558	402,636	3,814,154
214,931	19,667	467,765	15,687	275,647	2,530,931
—	—	—	—	—	—
—	—	—	—	—	—
4,118	366	20,482	6,788	24,227	480,102
824	73	3,414	1,358	4,845	96,021
723	382	1,845	832	2,968	58,807
95	51	317	146	745	14,870
1,064	534	3,663	2,340	3,541	80,288
424	236	1,046	482	1,798	33,362
71	29	124	74	293	4,381
60	35	154	69	248	4,905
10,986	5,518	17,356	11,272	41,854	740,091
644,041	26,891	516,166	1,607,606	758,802	7,857,912
$8,322,711	$5,415,972	$21,885,609	$11,578,391	$38,941,708	$792,293,993

$12,689,383	$5,084,878	$16,712,411	$38,987,515	$32,434,258	$657,700,149
(4,366,672)	331,094	5,173,198	(27,409,124)	6,507,450	134,593,844
$8,322,711	$5,415,972	$21,885,609	$11,578,391	$38,941,708	$792,293,993

$8,199,308	$5,183,728	$21,211,001	$11,456,368	$38,109,267	$773,819,908
123,403	232,244	674,608	122,023	832,441	18,474,085

168,051	294,352	525,418	597,798	663,636	10,490,036
2,821	15,319	20,943	6,560	18,663	360,372

$48.79	$17.61	$40.37	$19.16	$57.42	$73.77
43.74	15.16	32.21	18.60	44.60	51.26
$403,468	$—	$—	$1,513,848	$395,899	$3,745,958

See accompanying notes to the financial statements.

220 :: Statements of Assets and Liabilities :: July 31, 2023

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund

ASSETS:
Total Investment Securities, at cost	$3,263,000	$3,247,000	$629,000	$2,580,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	3,263,000	3,247,000	629,000	2,580,000
Total Investment Securities, at value	3,263,000	3,247,000	629,000	2,580,000
Cash	962	446	861	461
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	467	465	90	369
Receivable for capital shares issued	513,892	39,513	16,293	24,707
Receivable from broker for futures transactions	—	—	—	—
Due from Advisor under an expense limitation agreement	813	439	2,641	778
Unrealized appreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	11,684	17,574	13,469	13,832
TOTAL ASSETS	3,790,818	3,305,437	662,354	2,620,147
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	229,338	209,299	299,356	7,522
Unrealized depreciation on swap agreements	484,134	46,592	36,291	35,380
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	—	—	—
Management services fees payable	—	—	—	—
Administration fees payable	169	196	37	193
Distribution and services fees payable – Service Class	11	23	15	7
Transfer agency fees payable	313	257	88	239
Fund accounting fees payable	105	111	23	119
Compliance services fees payable	17	24	7	21
Service fees payable	15	16	3	18
Other accrued expenses	3,175	3,681	1,583	3,368
TOTAL LIABILITIES	717,277	260,199	337,403	46,867
NET ASSETS	$3,073,541	$3,045,238	$324,951	$2,573,280
NET ASSETS CONSIST OF:
Capital	$13,773,634	$27,580,704	$13,426,930	$21,075,626
Total distributable earnings (loss)	(10,700,093)	(24,535,466)	(13,101,979)	(18,502,346)
NET ASSETS	$3,073,541	$3,045,238	$324,951	$2,573,280
NET ASSETS:
Investor Class	$3,070,639	$3,001,000	$311,615	$2,568,811
Service Class	2,902	44,238	13,336	4,469
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	563,875	175,670	15,880	130,132
Service Class	613	3,016	769	258
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$5.45	$17.08	$19.62	$19.74
Service Class	4.73	14.67	17.34	17.32

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

July 31, 2023 :: Statements of Assets and Liabilities :: 221

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund

$946,000	$1,841,000	$1,016,000	$17,035,000	$5,573,000	$33,988,835
—	—	—	—	—	31,755,783
946,000	1,841,000	1,016,000	17,035,000	5,573,000	13,756,000
946,000	1,841,000	1,016,000	17,035,000	5,573,000	45,511,783
467	211	595	549	—	4,685
81,840	—	15,840	147,840	81,840	81,840
—	—	—	96,283	12,323	90,909
135	263	145	2,440	798	8,253
1,039	1,500	436	426,775	129,422	4,068,627
—	—	—	—	—	7,440
—	—	1,427	—	—	—
—	—	—	—	—	1,494,651
—	—	—	—	—	6,780
11,274	22,749	10,380	21,839	11,385	23,868
1,040,755	1,865,723	1,044,823	17,730,726	5,808,768	51,298,836

—	—	—	—	180	—
—	—	—	—	—	8,447
56,905	66,029	3,420	587,998	397,153	658,888
13,339	72,115	22,433	608,286	263,576	—
6,578	—	1,170	800	6,780	—
762	253	—	11,307	1,909	28,481
127	50	—	2,261	382	5,696
82	129	98	1,379	458	3,493
118	15	37	51	121	231
128	212	203	2,784	914	4,186
47	80	57	782	261	2,555
5	9	13	204	53	393
7	12	8	115	38	291
972	2,069	1,052	30,250	7,363	59,129
79,070	140,973	28,491	1,246,217	679,188	771,790
$961,685	$1,724,750	$1,016,332	$16,484,509	$5,129,580	$50,527,046

$11,933,241	$19,322,267	$12,250,469	$108,846,857	$60,187,170	$72,337,925
(10,971,556)	(17,597,517)	(11,234,137)	(92,362,348)	(55,057,590)	(21,810,879)
$961,685	$1,724,750	$1,016,332	$16,484,509	$5,129,580	$50,527,046

$961,020	$1,721,301	$974,807	$16,415,032	$5,009,381	$50,344,351
665	3,449	41,525	69,477	120,199	182,695

142,026	345,695	23,999	339,172	771,006	808,852
113	806	1,183	1,547	20,502	3,698

$6.77	$4.98	$40.62	$48.40	$6.50	$62.24
5.88	4.28	35.10	44.91	5.86	49.40

See accompanying notes to the financial statements.

222 :: Statements of Assets and Liabilities :: July 31, 2023

	U.S. Government Plus ProFund	Utilities UltraSector ProFund

ASSETS:
Total Investment Securities, at cost	$7,990,000	$3,585,199
Securities, at value	—	5,084,406
Repurchase agreements, at value	7,990,000	2,066,000
Total Investment Securities, at value	7,990,000	7,150,406
Cash	884	66
Segregated cash balances for swap agreements with custodian	1	6
Dividends and interest receivable	1,144	2,957
Receivable for capital shares issued	1,906,485	81,119
Prepaid expenses	17,001	16,425
TOTAL ASSETS	9,915,515	7,250,979
LIABILITIES:
Payable for capital shares redeemed	1,089,013	284,231
Unrealized depreciation on swap agreements	214,444	107,383
Advisory fees payable	3,029	4,355
Management services fees payable	909	871
Administration fees payable	554	533
Distribution and services fees payable – Service Class	630	343
Transfer agency fees payable	1,354	828
Fund accounting fees payable	314	310
Compliance services fees payable	67	64
Service fees payable	46	44
Other accrued expenses	8,799	10,453
TOTAL LIABILITIES	1,319,159	409,415
NET ASSETS	$8,596,356	$6,841,564
NET ASSETS CONSIST OF:
Capital	$15,549,981	$11,523,106
Total distributable earnings (loss)	(6,953,625)	(4,681,542)
NET ASSETS	$8,596,356	$6,841,564
NET ASSETS:
Investor Class	$8,474,592	$6,552,736
Service Class	121,764	288,828
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	213,535	109,934
Service Class	3,421	5,264
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$39.69	$59.61
Service Class	35.59	54.87

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Operations

224 :: Statements of Operations :: For the Periods Indicated

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023
INVESTMENT INCOME:
Dividends	$—	$—	$195,226	$—
Interest	76,562	789,545	83,410	767,496
Foreign tax withholding	—	—	—	—
Net income from securities lending	—	—	1,141	—
TOTAL INVESTMENT INCOME	76,562	789,545	279,777	767,496

EXPENSES:
Advisory fees	18,182	166,107	63,863	150,936
Management services fees	3,636	33,221	12,773	30,187
Administration fees	2,537	22,961	8,970	22,236
Distribution and services fees—Service Class	818	21,751	5,152	10,360
Transfer agency fees	1,645	15,525	6,402	12,269
Administrative services fees	5,437	49,102	17,150	44,130
Registration and filing fees	23,483	42,701	34,712	65,894
Custody fees	242	1,935	1,526	4,777
Fund accounting fees	1,431	12,858	5,260	12,045
Trustee fees	41	402	143	812
Compliance services fees	16	170	65	54
Service fees	198	1,802	755	1,630
Other fees	4,461	24,373	13,176	29,620
Recoupment of prior expenses reduced by the Advisor	—	27,000	—	—
Total Gross Expenses before reductions	62,127	419,908	169,947	384,950
Expenses reduced and reimbursed by the Advisor	(18,157)	(3,930)	—	—
TOTAL NET EXPENSES	43,970	415,978	169,947	384,950
NET INVESTMENT INCOME (LOSS)	32,592	373,567	109,830	382,546

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(808,652)	2,618,400	—
Net realized gains (losses) on futures contracts	89,516	(9,610)	—	(181,994)
Net realized gains (losses) on swap agreements	(146,249)	1,234,402	(411,409)	(969,120)
Change in net unrealized appreciation/depreciation on investment securities	—	48,093	(2,635,102)	—
Change in net unrealized appreciation/depreciation on futures contracts	42,793	(24,572)	—	92,994
Change in net unrealized appreciation/depreciation on swap agreements	(77,220)	882,037	144,426	227,190
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(91,160)	1,321,698	(283,685)	(830,930)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,568)	$1,695,265	$(173,855)	$(448,384)

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 225

Biotechnology UltraSector ProFund	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund†	Consumer Staples UltraSector ProFund†	Energy UltraSector ProFund†
Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023

$871,038	$449,923	$34,771	$238,689	$67,527	$1,289,405
1,034,559	477,983	45,262	284,596	38,112	394,159
—	(114)	—	—	—	—
56,573	13	16	8,960	600	60
1,962,170	927,805	80,049	532,245	106,239	1,683,624

887,967	292,924	34,369	238,541	28,878	340,444
177,594	58,585	6,874	47,709	5,776	68,089
123,702	40,082	4,828	33,061	4,079	48,956
32,235	70,127	3,479	5,523	1,822	19,124
71,568	40,136	3,496	18,374	2,876	34,908
269,083	51,307	9,443	73,575	6,785	88,749
37,462	52,232	29,598	35,805	33,148	35,595
16,985	5,488	801	4,997	578	4,937
69,782	24,334	2,788	18,862	2,568	26,913
2,096	1,127	79	487	67	813
833	269	30	229	29	259
10,340	3,118	409	2,771	344	3,922
158,806	46,755	8,877	43,653	7,511	64,540
—	—	—	—	—	—
1,858,453	686,484	105,071	523,587	94,461	737,249
—	—	(20,022)	—	(24,101)	—
1,858,453	686,484	85,049	523,587	70,360	737,249
103,717	241,321	(5,000)	8,658	35,879	946,375

42,528,565	1,065,422	(285,493)	5,785,673	884,943	3,446,222
—	(89,327)	—	—	—	—
3,015,847	545,559	339,631	3,304,550	(163,351)	2,201,365
(34,146,443)	1,682,734	987,772	(1,561,734)	(1,125,848)	(1,570,223)
—	8,918	—	—	—	—
(220,044)	(114,361)	191,796	(326,473)	(117,399)	(1,454,585)
11,177,925	3,098,945	1,233,706	7,202,016	(521,655)	2,622,779
$11,281,642	$3,340,266	$1,228,706	$7,210,674	$(485,776)	$3,569,154

See accompanying notes to the financial statements.

226 :: Statements of Operations :: For the Periods Indicated

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023
INVESTMENT INCOME:
Dividends	$107,789	$—	$74,372	$200,332
Interest	2,342	56,768	43,827	165,531
Foreign tax withholding	(5,844)	—	—	—
Net income from securities lending	1,737	—	120	17
TOTAL INVESTMENT INCOME	106,024	56,768	118,319	365,880

EXPENSES:
Advisory fees	20,365	10,268	37,356	124,167
Management services fees	4,073	2,054	7,471	24,833
Administration fees	3,044	1,447	5,353	17,454
Distribution and services fees—Service Class	4,323	138	4,337	10,391
Transfer agency fees	2,224	1,034	4,460	12,188
Administrative services fees	4,030	2,705	8,557	33,133
Registration and filing fees	30,405	28,795	31,341	36,195
Custody fees	5,861	10,561	566	2,226
Fund accounting fees	1,719	816	3,578	10,185
Trustee fees	126	33	88	304
Compliance services fees	9	9	35	112
Service fees	224	115	442	1,462
Other fees	5,192	4,132	9,187	23,968
Total Gross Expenses before reductions	81,595	62,107	112,771	296,618
Expenses reduced and reimbursed by the Advisor	(28,938)	(37,600)	(14,321)	—
TOTAL NET EXPENSES	52,657	24,507	98,450	296,618
NET INVESTMENT INCOME (LOSS)	53,367	32,261	19,869	69,262

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	32,528	—	575,798	1,290,172
Net realized gains (losses) on swap agreements	—	—	87,957	(451,322)
Net realized gains (losses) on forward currency contracts	—	91,366	—	—
Change in net unrealized appreciation/depreciation on investment securities	29,444	—	(445,782)	(1,437,988)
Change in net unrealized appreciation/depreciation on swap agreements	—	—	(145,720)	(352,859)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	(27,505)	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	61,972	63,861	72,253	(951,997)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$115,339	$96,122	$92,122	$(882,735)

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 227

Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund†	Mid-Cap Growth ProFund
Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023

$50,646	$141,363	$125,132	$196,063	$84,661	$55,533
46,826	629,252	760	431	60,742	563
(5)	—	(51)	(25)	—	—
74	5	—	9	112	739
97,541	770,620	125,841	196,478	145,515	56,835

33,319	536,037	77,794	71,746	42,870	38,362
6,664	107,208	15,559	14,349	8,574	7,672
4,796	75,271	11,057	10,450	6,296	5,652
2,591	32,449	11,772	22,754	6,601	4,997
3,571	44,732	8,345	9,844	5,281	4,321
9,061	150,012	18,067	14,606	8,804	11,043
31,159	38,989	32,996	39,329	31,671	30,744
1,153	10,477	2,374	3,254	854	2,154
3,243	42,157	7,016	7,292	3,543	4,119
73	1,226	334	296	102	102
32	494	79	80	33	26
399	6,334	859	802	513	449
8,594	95,807	14,117	13,720	9,750	7,773
104,655	1,141,193	200,369	208,522	124,892	117,414
(22,986)	—	—	(7,077)	(13,997)	(19,193)
81,669	1,141,193	200,369	201,445	110,895	98,221
15,872	(370,573)	(74,528)	(4,967)	34,620	(41,386)

303,126	2,246,702	2,230,334	1,707,051	166,008	(445,615)
284,583	5,780,383	—	—	161,254	—
—	—	—	—	—	—
11,984	9,345,038	(1,294,463)	189,469	190,154	1,380,273
(119,858)	(368,543)	—	—	(23,146)	—
—	—	—	—	—	—
479,835	17,003,580	935,871	1,896,520	494,270	934,658
$495,707	$16,633,007	$861,343	$1,891,553	$528,890	$893,272

See accompanying notes to the financial statements.

228 :: Statements of Operations :: For the Periods Indicated

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund†
	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023
INVESTMENT INCOME:
Dividends	$87,260	$111,634	$323,509	$154,685
Interest	78,171	285	2,487,259	185,219
Foreign tax withholding	—	—	(494)	(34)
Net income from securities lending	1,507	1,388	13,245	—
TOTAL INVESTMENT INCOME	166,938	113,307	2,823,519	339,870

EXPENSES:
Advisory fees	56,120	46,006	696,365	141,714
Management services fees	11,224	9,201	149,221	28,343
Administration fees	8,194	7,055	101,761	19,910
Distribution and services fees—Service Class	24,790	7,422	65,582	34,296
Transfer agency fees	8,445	5,101	70,771	18,750
Administrative services fees	10,103	9,320	207,831	27,408
Registration and filing fees	31,049	33,387	57,443	35,876
Custody fees	1,290	2,328	12,359	4,569
Fund accounting fees	5,937	4,673	57,882	11,275
Trustee fees	176	252	2,523	306
Compliance services fees	49	30	672	142
Service fees	652	496	7,983	1,635
Audit fees	4,882	3,770	61,412	12,653
Other fees	5,446	5,483	86,064	15,461
Recoupment of prior expenses reduced by the Advisor	—	1,369	—	—
Total Gross Expenses before reductions	168,357	135,893	1,577,869	352,338
Expenses reduced and reimbursed by the Advisor	(10,374)	(19,283)	—	—
TOTAL NET EXPENSES	157,983	116,610	1,577,869	352,338
NET INVESTMENT INCOME (LOSS)	8,955	(3,303)	1,245,650	(12,468)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(843,324)	644,259	5,833,812	3,757,055
Net realized gains (losses) on futures contracts	—	—	1,042,654	—
Net realized gains (losses) on swap agreements	(458,631)	—	5,874,975	4,460,064
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	296,513	(1,178,205)	2,040,314	1,673,489
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(114,570)	—
Change in net unrealized appreciation/depreciation on swap agreements	(18,994)	—	859,185	(390,587)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,024,436)	(533,946)	15,536,370	9,500,021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,015,481)	$(537,249)	$16,782,020	$9,487,553

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 229

Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023

$63,747	$425,533	$72,636	$—	$—	$—
44,574	232,913	49,327	910,954	179,535	778,034
—	(47,424)	—	—	—	—
3,647	1,561	—	—	—	—
111,968	612,583	121,963	910,954	179,535	778,034

35,035	168,866	39,641	190,926	35,818	162,285
7,007	33,773	7,928	38,186	7,164	32,457
4,525	23,449	5,239	24,908	4,645	22,127
2,925	14,242	3,080	18,302	7,319	2,284
3,061	19,494	3,798	15,222	3,709	17,601
8,775	36,269	9,363	47,936	8,759	38,540
30,824	34,165	36,546	39,625	39,783	34,340
2,345	4,751	1,301	3,846	721	10,590
2,583	13,373	3,020	15,096	2,848	12,813
73	376	91	1,048	160	614
29	162	28	72	30	154
374	1,979	425	1,966	378	1,705
3,473	14,586	7,283	16,005	3,051	13,440
4,978	16,607	6,980	14,963	4,127	8,773
—	—	—	—	—	38,664
106,007	382,092	124,723	428,101	118,512	396,387
(19,933)	—	(10,803)	—	(26,184)	(8,946)
86,074	382,092	113,920	428,101	92,328	387,441
25,894	230,491	8,043	482,853	87,207	390,593

(482,455)	337,860	358,929	—	—	—
—	—	—	60,838	74	—
(641,949)	2,002,956	(433,601)	6,213,324	93,009	—
—	—	—	—	—	(1,865,719)
(11,815)	1,931,849	(984,911)	—	—	—
—	—	—	—	—	—
92,777	(864,601)	(366,523)	725,454	149,840	—
—	—	—	—	—	684,217
(1,043,442)	3,408,064	(1,426,106)	6,999,616	242,923	(1,181,502)
$(1,017,548)	$3,638,555	$(1,418,063)	$7,482,469	$330,130	$(790,909)

See accompanying notes to the financial statements.

230 :: Statements of Operations :: For the Periods Indicated

	Semiconductor UltraSector ProFund	Short Energy ProFund†	Short Nasdaq-100 ProFund	Short Precious Metals ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023
INVESTMENT INCOME:
Dividends	$716,008	$—	$—	$—
Interest	761,567	61,347	640,139	175,284
Foreign tax withholding	(3,755)	—	—	—
Net income from securities lending	1,830	—	—	—
TOTAL INVESTMENT INCOME	1,475,650	61,347	640,139	175,284

EXPENSES:
Advisory fees	550,479	11,747	135,347	32,524
Management services fees	110,096	2,349	27,070	6,505
Administration fees	76,147	1,478	19,687	4,151
Distribution and services fees—Service Class	38,591	245	3,920	334
Transfer agency fees	48,907	1,174	8,846	2,897
Administrative services fees	159,708	2,692	36,676	9,556
Registration and filing fees	38,468	32,415	40,670	36,362
Custody fees	17,011	243	5,667	1,390
Fund accounting fees	42,722	920	10,896	2,544
Trustee fees	1,157	33	923	87
Compliance services fees	549	12	19	21
Service fees	6,457	136	1,420	374
Licensing fees	14,077	233	1,438	423
Other fees	81,639	3,463	18,345	6,473
Recoupment of prior expenses reduced by the Advisor	—	—	14,220	—
Total Gross Expenses before reductions	1,186,008	57,140	325,144	103,641
Expenses reduced and reimbursed by the Advisor	—	(29,016)	—	(26,116)
TOTAL NET EXPENSES	1,186,008	28,124	325,144	77,525
NET INVESTMENT INCOME (LOSS)	289,642	33,223	314,995	97,759

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,381,605	—	—	—
Net realized gains (losses) on futures contracts	—	—	(334,748)	—
Net realized gains (losses) on swap agreements	24,773,345	(270,933)	(4,765,090)	(1,218,536)
Change in net unrealized appreciation/depreciation on investment securities	22,095,330	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	146,508	—
Change in net unrealized appreciation/depreciation on swap agreements	2,059,664	179,605	2,019,932	183,268
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	52,309,944	(91,328)	(2,933,398)	(1,035,268)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$52,599,586	$(58,105)	$(2,618,403)	$(937,509)

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 231

Short Real Estate ProFund	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023

$—	$—	$64,559	$32,884	$112,349	$315,933
74,859	217,471	164	54,015	454	472,987
—	—	(1)	(29)	(3)	(565)
—	—	181	1,235	1,159	801
74,859	217,471	64,903	88,105	113,959	789,156

13,788	37,504	35,463	26,734	52,040	350,157
2,758	7,501	7,093	5,347	10,408	70,032
1,696	4,669	5,019	3,802	8,368	48,451
415	704	5,514	3,156	8,000	37,006
1,327	3,051	4,128	3,943	5,909	32,650
3,213	13,034	7,523	4,309	10,323	94,729
30,237	32,533	29,939	34,727	31,967	37,309
185	261	1,742	728	1,665	7,175
1,090	3,015	4,008	9,202	5,849	27,656
29	112	140	111	297	732
13	70	32	26	45	336
161	424	382	293	564	4,101
264	6,072	679	3,402	1,341	10,693
3,951	6,425	5,821	5,860	9,929	55,894
—	—	—	—	—	—
59,127	115,375	107,483	101,640	146,705	776,921
(25,989)	(25,662)	(14,774)	(35,036)	(1,358)	—
33,138	89,713	92,709	66,604	145,347	776,921
41,721	127,758	(27,806)	21,501	(31,388)	12,235

—	—	604,404	97,166	656,989	8,601,975
—	(1,114)	—	—	—	—
(116,640)	56,228	—	(54,398)	—	7,964,013
—	—	(422,942)	116,152	(1,361,604)	(618,132)
—	21,044	—	6,366	—	—
138,411	(15,777)	—	(5,145)	—	(1,452,346)
21,771	60,381	181,462	160,141	(704,615)	14,495,510
$63,492	$188,139	$153,656	$181,642	$(736,003)	$14,507,745

See accompanying notes to the financial statements.

232 :: Statements of Operations :: For the Periods Indicated

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023
INVESTMENT INCOME:
Dividends	$—	$1,212,110	$89,428	$496,136
Interest	595,755	936,759	149,280	268,510
Foreign tax withholding	—	(302)	(1,826)	—
Net income from securities lending	—	19	6,358	—
TOTAL INVESTMENT INCOME	595,755	2,148,586	243,240	764,646

EXPENSES:
Advisory fees	105,956	727,887	148,908	224,580
Management services fees	21,191	145,578	29,782	44,916
Administration fees	14,421	101,650	21,371	31,273
Distribution and services fees—Service Class	431	22,213	12,040	8,236
Transfer agency fees	9,444	63,841	14,077	21,948
Administrative services fees	27,750	176,204	39,875	56,044
Registration and filing fees	45,465	61,789	40,902	35,098
Custody fees	3,210	12,179	21,471	3,916
Fund accounting fees	8,239	58,321	11,714	17,594
Trustee fees	395	2,699	592	862
Compliance services fees	100	661	125	202
Service fees	1,148	7,837	1,651	2,412
Other fees	17,645	120,413	29,393	45,524
Recoupment of prior expenses reduced by the Advisor	2,500	—	—	—
Total Gross Expenses before reductions	257,895	1,501,272	371,901	492,605
Expenses reduced and reimbursed by the Advisor	(5,994)	—	—	—
TOTAL NET EXPENSES	251,901	1,501,272	371,901	492,605
NET INVESTMENT INCOME (LOSS)	343,854	647,314	(128,661)	272,041

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(1,584,097)	(3,601,316)	(598,546)
Net realized gains (losses) on futures contracts	(51,064)	410,172	—	78,678
Net realized gains (losses) on swap agreements	(3,835,447)	6,925,070	(1,764,318)	2,236,380
Change in net unrealized appreciation/depreciation on investment securities	—	8,461,663	4,236,492	2,184,014
Change in net unrealized appreciation/depreciation on futures contracts	(1,843)	461,120	—	134,231
Change in net unrealized appreciation/depreciation on swap agreements	342,272	(2,001,884)	1,507,204	(472,840)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,546,082)	12,672,044	378,062	3,561,917
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,202,228)	$13,319,358	$249,401	$3,833,958

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 233

UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023

$256,113	$—	$—	$930,807	$428,378	$3,292,755
46,465	176,669	593,174	53,964	374,468	7,184,114
(24,530)	—	—	(36,399)	—	(4,623)
3,713	—	—	23,301	10,478	132,915
281,761	176,669	593,174	971,673	813,324	10,605,161

58,135	31,024	134,889	72,899	291,447	4,197,873
11,627	6,205	22,482	14,580	58,290	839,579
8,014	3,872	15,274	10,254	40,923	580,303
1,250	883	1,902	1,417	8,112	122,576
5,441	3,231	14,772	12,537	23,143	386,793
15,180	8,158	21,362	7,739	82,839	1,137,444
34,718	31,750	38,479	32,018	40,206	115,902
6,596	566	1,464	13,771	5,913	74,071
4,721	2,423	8,621	5,824	24,119	325,385
197	88	385	312	1,078	15,582
62	28	107	65	256	3,895
641	351	1,209	791	3,131	45,130
12,705	6,325	17,577	16,750	48,135	836,357
—	—	—	—	—	—
159,287	94,904	278,523	188,957	627,592	8,680,890
(16,998)	(20,391)	(9,840)	—	—	—
142,289	74,513	268,683	188,957	627,592	8,680,890
139,472	102,156	324,491	782,716	185,732	1,924,271

16,795	—	—	(129,059)	1,055,468	43,825,974
—	—	4,899,945	—	(65,439)	5,598,424
922,917	959,323	24,151	2,156,577	1,958,803	93,744,182
898,756	—	—	1,078,695	1,290,133	19,175,769
—	—	1,116,483	—	305,299	1,954,419
291,730	(30,733)	12,069	(18,682)	(1,042,319)	(1,506,708)
2,130,198	928,590	6,052,648	3,087,531	3,501,945	162,792,060
$2,269,670	$1,030,746	$6,377,139	$3,870,247	$3,687,677	$164,716,331

See accompanying notes to the financial statements.

234 :: Statements of Operations :: For the Periods Indicated

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	96,126	115,697	50,857	119,560
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	96,126	115,697	50,857	119,560

EXPENSES:
Advisory fees	16,079	21,505	9,395	22,591
Management services fees	3,216	4,301	1,879	4,518
Administration fees	2,057	3,040	1,201	2,828
Distribution and services fees—Service Class	118	700	596	79
Transfer agency fees	1,776	1,886	965	1,772
Administrative services fees	3,634	6,005	2,422	6,361
Registration and filing fees	39,716	31,907	25,321	27,436
Custody fees	786	942	235	1,048
Fund accounting fees	1,281	1,712	762	1,806
Trustee fees	58	82	36	78
Compliance services fees	18	21	7	18
Service fees	178	234	103	242
Licensing fees	964	1,005	396	—
Other fees	4,367	4,860	3,155	4,869
Total Gross Expenses before reductions	74,248	78,200	46,473	73,646
Expenses reduced and reimbursed by the Advisor	(35,969)	(26,460)	(23,580)	(19,951)
TOTAL NET EXPENSES	38,279	51,740	22,893	53,695
NET INVESTMENT INCOME (LOSS)	57,847	63,957	27,964	65,865

REALIZED AND UNREALIZED GAINS (LOSSES)ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(1,247,748)	(749,310)	(555,387)	(1,459,015)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(614,664)	64,093	(45,964)	71,873
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,862,412)	(685,217)	(601,351)	(1,387,142)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,804,565)	$(621,260)	$(573,387)	$(1,321,277)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Operations :: 235

UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023	Year Ended July 31, 2023

$—	$—	$—	$—	$—	$507,210
22,032	58,763	64,245	1,198,843	280,880	566,987
—	—	—	—	—	(530)
22,032	58,763	64,245	1,198,843	280,880	1,073,667

4,867	10,503	11,778	216,435	49,583	370,391
811	2,101	2,356	43,287	9,917	74,078
564	1,254	1,515	32,225	6,978	53,109
1,134	225	507	1,351	1,677	1,993
527	975	1,157	16,520	6,247	28,675
1,030	2,626	2,823	55,736	10,718	106,227
29,002	32,437	30,869	53,015	39,959	43,839
63	608	409	9,408	2,089	4,750
340	820	892	17,092	3,958	36,339
10	34	38	1,249	174	1,487
5	7	12	137	46	349
47	112	121	2,335	554	3,999
—	438	297	2,765	5,752	43,291
2,456	3,248	3,273	28,423	8,918	56,257
40,856	55,388	56,047	479,978	146,570	824,784
(30,096)	(30,237)	(27,586)	—	(27,215)	—
10,760	25,151	28,461	479,978	119,355	824,784
11,272	33,612	35,784	718,865	161,525	248,883

—	—	—	—	—	(2,124,453)
(320,803)	—	7,754	(379,689)	3,716	(649,256)
(33,871)	(1,092,792)	(315,021)	(33,397,309)	(738,629)	(115,674)
—	—	—	—	—	3,240,942
10,956	—	(23,900)	96,593	(32,245)	203,085
(13,759)	22,091	54,267	5,283,040	(83,380)	306,607
(357,477)	(1,070,701)	(276,900)	(28,397,365)	(850,538)	861,251
$(346,205)	$(1,037,089)	$(241,116)	$(27,678,500)	$(689,013)	$1,110,134

See accompanying notes to the financial statements.

236 :: Statements of Operations :: For the Periods Indicated

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2023
INVESTMENT INCOME:
Dividends	$—	$206,108
Interest	313,399	79,181
TOTAL INVESTMENT INCOME	313,399	285,289

EXPENSES:
Advisory fees	38,679	67,848
Management services fees	11,604	13,570
Administration fees	8,013	9,704
Distribution and services fees—Service Class	11,880	6,419
Transfer agency fees	6,675	7,483
Administrative services fees	13,301	16,251
Registration and filing fees	43,072	31,309
Custody fees	1,357	1,624
Fund accounting fees	4,553	5,505
Trustee fees	213	157
Compliance services fees	71	44
Service fees	631	815
Other fees	9,690	14,137
TOTAL NET EXPENSES	149,739	174,866
NET INVESTMENT INCOME (LOSS)	163,660	110,423

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	33,729
Net realized gains (losses) on futures contracts	3,177	—
Net realized gains (losses) on swap agreements	(1,589,581)	(502,269)
Change in net unrealized appreciation/depreciation on investment securities	—	(1,030,682)
Change in net unrealized appreciation/depreciation on swap agreements	(378,073)	(569,450)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,964,477)	(2,068,672)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,800,817)	$(1,958,249)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

238 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Access Flex Bear High Yield ProFund		Access Flex High Yield ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$32,592	$(13,339)	$373,567	$(122,716)
Net realized gains (losses) on investments	(56,733)	14,059	416,140	(1,082,293)
Change in net unrealized appreciation/depreciation on investments	(34,427)	(9,285)	905,558	(88,882)
Change in net assets resulting from operations	(58,568)	(8,565)	1,695,265	(1,293,891)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(863,165)	(51,036)
Service Class	—	—	(49,746)	(5,949)
Change in net assets resulting from distributions	—	—	(912,911)	(56,985)
Change in net assets resulting from capital transactions	214,191	1,770,056	15,270,263	(2,350,270)
Change in net assets	155,623	1,761,491	16,052,617	(3,701,146)

NET ASSETS:
Beginning of period	2,217,258	455,767	13,078,451	16,779,597
End of period	$2,372,881	$2,217,258	$29,131,068	$13,078,451

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$8,111,301	$9,873,185	$91,243,957	$38,658,725
Distributions reinvested	—	—	862,322	50,961
Value of shares redeemed	(7,910,392)	(8,120,862)	(75,849,433)	(41,161,096)
Service Class
Proceeds from shares issued	358,898	23,923	958,803	3,429,882
Distributions reinvested	—	—	49,746	5,949
Value of shares redeemed	(345,616)	(6,190)	(1,995,132)	(3,334,691)
Change in net assets resulting from capital transactions	$214,191	$1,770,056	$15,270,263	$(2,350,270)

SHARE TRANSACTIONS:
Investor Class
Issued	251,247	310,558	3,132,509	1,255,799
Reinvested	—	—	29,977	1,560
Redeemed	(244,564)	(256,371)	(2,596,007)	(1,331,389)
Service Class
Issued	12,615	847	32,849	113,433
Reinvested	—	—	1,755	184
Redeemed	(12,980)	(236)	(70,710)	(110,832)
Change in shares	6,318	54,798	530,373	(71,245)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 239

Banks UltraSector ProFund		Bear ProFund		Biotechnology UltraSector ProFund
Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$109,830	$16,529	$382,546	$(237,455)	$103,717	$(570,798)
2,206,991	(2,688,803)	(1,151,114)	1,653,221	45,544,412	(327,155)
(2,490,676)	(950,510)	320,184	(356,882)	(34,366,487)	(35,768,530)
(173,855)	(3,622,784)	(448,384)	1,058,884	11,281,642	(36,666,483)

(20,726)	—	—	—	—	(24,461,852)
—	—	—	—	—	(1,060,495)
(20,726)	—	—	—	—	(25,522,347)
3,546,832	(111,716,922)	(5,482,900)	1,042,300	(17,241,296)	12,077,394
3,352,251	(115,339,706)	(5,931,284)	2,101,184	(5,959,654)	(50,111,436)

8,240,065	123,579,771	12,689,504	10,588,320	123,525,806	173,637,242
$11,592,316	$8,240,065	$6,758,220	$12,689,504	$117,566,152	$123,525,806

$36,483,087	$90,492,770	$261,525,454	$243,238,270	$31,482,654	$53,884,310
20,323	—	—	—	—	24,133,912
(33,164,596)	(201,794,284)	(267,129,566)	(242,047,163)	(47,741,320)	(66,434,842)

5,132,292	6,034,216	7,652,173	3,022,768	5,945,444	2,799,362
—	—	—	—	—	1,056,031
(4,924,274)	(6,449,624)	(7,530,961)	(3,171,575)	(6,928,074)	(3,361,379)
$3,546,832	$(111,716,922)	$(5,482,900)	$1,042,300	$(17,241,296)	$12,077,394

926,135	1,443,393	16,000,350	15,147,720	525,897	754,662
468	—	—	—	—	353,610
(835,318)	(3,433,925)	(16,334,751)	(15,002,406)	(808,739)	(970,865)

150,746	103,802	511,599	196,459	149,918	60,517
—	—	—	—	—	23,062
(146,646)	(110,605)	(506,264)	(211,558)	(176,464)	(71,475)
95,385	(1,997,335)	(329,066)	130,215	(309,388)	149,511

See accompanying notes to the financial statements.

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Communication Services UltraSector ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$241,321	$(321,043)	$(5,000)	$(85,064)
Net realized gains (losses) on investments	1,521,654	9,484,385	54,138	(2,271,704)
Change in net unrealized appreciation/depreciation on investments	1,577,291	(13,081,695)	1,179,568	(2,139,970)
Change in net assets resulting from operations	3,340,266	(3,918,353)	1,228,706	(4,496,738)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(324,756)	(4,111,749)	—	(66,813	)(a)
Service Class	(45,933)	(640,420)	—	(2,126	)(a)
Change in net assets resulting from distributions	(370,689)	(4,752,169)	—	(68,939)
Change in net assets resulting from capital transactions	6,369,861	(10,704,995)	893,260	(2,237,673)
Change in net assets	9,339,438	(19,375,517)	2,121,966	(6,803,350)

NET ASSETS:
Beginning of period	43,836,704	63,212,221	4,728,891	11,532,241
End of period	$53,176,142	$43,836,704	$6,850,857	$4,728,891

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$320,088,363	$435,706,892	$19,655,214	$21,709,308
Distributions reinvested	313,091	4,061,168	—	66,334
Value of shares redeemed	(314,571,416)	(455,252,220)	(19,208,282)	(24,021,105)
Service Class
Proceeds from shares issued	86,927,473	139,151,281	5,975,697	1,228,263
Distributions reinvested	45,913	640,163	—	2,126
Value of shares redeemed	(86,433,563)	(135,012,279)	(5,529,369)	(1,222,599)
Change in net assets resulting from capital transactions	$6,369,861	$(10,704,995)	$893,260	$(2,237,673)

SHARE TRANSACTIONS:
Investor Class
Issued	6,274,865	7,578,805	210,742	163,020
Reinvested	6,470	69,694	—	433
Redeemed	(6,189,984)	(7,926,897)	(208,601)	(179,505)
Service Class
Issued	2,219,056	3,135,445	82,312	11,379
Reinvested	1,229	13,954	—	17
Redeemed	(2,222,691)	(3,033,398)	(76,493)	(11,449)
Change in shares	88,945	(162,397)	7,960	(16,105)

(a)	Subsequent to the issuance of the July 31, 2022 financial statements, $6,916 and $220 of the amounts distributed for Investor class and Service class, respectively, were determined to be a return of capital.

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 241

Consumer Discretionary UltraSector ProFund†		Consumer Staples UltraSector ProFund†		Energy UltraSector ProFund†
Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$8,658	(426,382)	$35,879	$(41,128)	$946,375	$577,339
9,090,223	(4,545,460)	721,592	(526,457)	5,647,587	7,460,614
(1,888,207)	(12,029,542)	(1,243,247)	(640,065)	(3,024,808)	13,388,753
7,210,674	(17,001,384)	(485,776)	(1,207,650)	3,569,154	21,426,706

—	(5,338,495)	—	(450,168)	(1,360,935)	(414,015)
—	(112,301)	—	(53,182)	(44,061)	(13,283)
—	(5,450,796)	—	(503,350)	(1,404,996)	(427,298)
18,622,934	(24,303,568)	90,032	526,052	(13,454,996)	(7,108,958)
25,833,608	(46,755,748)	(395,744)	(1,184,948)	(11,290,838)	13,890,450

31,125,046	77,880,794	4,206,132	5,391,080	45,038,660	31,148,210
$56,958,654	$31,125,046	$3,810,388	$4,206,132	$33,747,822	$45,038,660

$47,298,290	$31,412,863	$20,625,500	$32,107,879	$218,946,677	$188,690,403
—	5,261,674	—	448,589	1,279,436	386,402
(29,089,836)	(60,440,624)	(20,608,297)	(31,947,299)	(232,336,617)	(195,583,169)

4,457,029	990,175	2,057,028	2,058,523	7,946,110	13,136,042
—	112,301	—	53,182	43,879	13,258
(4,042,549)	(1,639,957)	(1,984,199)	(2,194,822)	(9,334,481)	(13,751,894)
$18,622,934	(24,303,568)	$90,032	$526,052	$(13,454,996)	$(7,108,958)

1,018,479	466,553	286,298	344,112	5,006,109	6,281,182
—	77,298	—	4,541	29,985	16,727
(654,016)	(926,679)	(285,782)	(354,919)	(5,390,213)	(6,718,207)

119,651	25,943	32,502	25,145	231,330	479,881
—	2,014	—	611	1,217	671
(110,382)	(37,670)	(31,182)	(27,848)	(270,662)	(494,893)
373,732	(392,541)	1,836	(8,358)	(392,234)	(434,639)

See accompanying notes to the financial statements.

242 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		Falling U.S. Dollar ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$53,367	$63,503	$32,261	$(16,196)
Net realized gains (losses) on investments	32,528	(511,767)	91,366	(159,080)
Change in net unrealized appreciation/depreciation on investments	29,444	(428,748)	(27,505)	2,570
Change in net assets resulting from operations	115,339	(877,012)	96,122	(172,706)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(111,834)	(31,302)	—	—
Service Class	(8,782)	(1,712)	—	—
Change in net assets resulting from distributions	(120,616)	(33,014)	—	—
Change in net assets resulting from capital transactions	(83,715)	2,234,976	575,280	(316,417)
Change in net assets	(88,992)	1,324,950	671,402	(489,123)

NET ASSETS:
Beginning of period	4,726,911	3,401,961	753,105	1,242,228
End of period	$4,637,919	$4,726,911	$1,424,507	$753,105

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$19,978,867	$37,081,631	$12,202,303	$4,681,183
Distributions reinvested	111,613	28,658	—	—
Value of shares redeemed	(20,161,613)	(34,942,952)	(11,625,470)	(4,998,579)
Service Class
Proceeds from shares issued	4,115,577	2,814,803	972,384	2,522
Distributions reinvested	8,782	1,712	—	—
Value of shares redeemed	(4,136,941)	(2,748,876)	(973,937)	(1,543)
Change in net assets resulting from capital transactions	$(83,715)	$2,234,976	$575,280	$(316,417)

SHARE TRANSACTIONS:
Investor Class
Issued	1,497,443	2,656,136	884,201	310,415
Reinvested	8,236	2,086	—	—
Redeemed	(1,537,099)	(2,536,774)	(839,460)	(332,502)
Service Class
Issued	291,279	184,965	78,701	185
Reinvested	629	114	—	—
Redeemed	(291,573)	(185,719)	(78,736)	(108)
Change in shares	(31,085)	120,808	44,706	(22,010)

(a)	Subsequent to the issuance of the July 31, 2022 financial statements, $1,067 and $73 of the amounts distributed for Investor class and Service class, respectively, was determined to be a return of capital.
(b)	Subsequent to the issuance of the July 31, 2022 financial statements, $37 and $2 of the amounts distributed for Investor class and Service class, respectively, was determined to be a return of capital.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 243

Financials UltraSector ProFund			Health Care UltraSector ProFund		Industrials UltraSector ProFund
Year Ended July 31, 2023	Year Ended July 31, 2022		Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$19,869	$(56,960)		$69,262	$(129,889)	$15,872	$(79,723)
663,755	17,388		838,850	(2,466,867)	587,709	263,254
(591,502)	(985,520)		(1,790,847)	(760,078)	(107,874)	(2,046,399)
92,122	(1,025,092)		(882,735)	(3,356,834)	495,707	(1,862,868)

—	(822,915	)(a)	—	—	—	(417,972	)(b)
—	(56,266	)(a)	—	—	—	(21,331	)(b)
—	(879,181)		—	—	—	(439,303)
(1,075,341)	(4,524,367)		(2,440,357)	(20,903,675)	4,633,617	(13,834,107)
(983,219)	(6,428,640)		(3,323,092)	(24,260,509)	5,129,324	(16,136,278)

5,746,238	12,174,878		17,705,958	41,966,467	3,629,799	19,766,077
$4,763,019	$5,746,238		$14,382,866	$17,705,958	$8,759,123	$3,629,799

$14,312,440	$67,906,088		$37,907,403	$70,899,826	$28,096,123	$27,401,808
—	802,425		—	—	—	416,218
(15,197,078)	(73,248,031)		(40,458,679)	(91,747,574)	(23,402,007)	(41,632,290)

2,085,642	2,702,416		3,430,839	2,583,207	1,252,418	800,751
—	56,266		—	—	—	21,331
(2,276,345)	(2,743,531)		(3,319,920)	(2,639,134)	(1,312,917)	(841,925)
$(1,075,341)	$(4,524,367)		$(2,440,357)	$(20,903,675)	$4,633,617	$(13,834,107)

556,491	2,008,437		386,406	670,839	598,622	469,698
—	24,554		—	—	—	7,223
(590,211)	(2,188,184)		(419,179)	(888,623)	(508,248)	(722,499)

101,414	99,887		44,372	31,502	30,987	16,174
—	2,082		—	—	—	437
(110,768)	(102,110)		(43,110)	(32,198)	(32,416)	(17,338)
(43,074)	(155,334)		(31,511)	(218,480)	88,945	(246,305)

See accompanying notes to the financial statements.

244 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Internet UltraSector ProFund		Large-Cap Growth ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(370,573)	$(2,112,005)	$(74,528)	$(217,818)
Net realized gains (losses) on investments	8,027,085	(45,100,341)	2,230,334	853,623
Change in net unrealized appreciation/depreciation on investments	8,976,495	(74,447,572)	(1,294,463)	(4,926,044)
Change in net assets resulting from operations	16,633,007	(121,659,918)	861,343	(4,290,239)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(28,829,556)	(151,026)	(278,284)
Service Class	—	(1,913,919)	(31,903)	(28,411)
Change in net assets resulting from distributions	—	(30,743,475)	(182,929)	(306,695)
Change in net assets resulting from capital transactions	(8,833,339)	(6,097,823)	1,074,727	(15,996,675)
Change in net assets	7,799,668	(158,501,216)	1,753,141	(20,593,609)

NET ASSETS:
Beginning of period	80,404,449	238,905,665	12,282,160	32,875,769
End of period	$88,204,117	$80,404,449	$14,035,301	$12,282,160

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$44,714,414	$47,008,528	$35,701,426	$215,459,913
Distributions reinvested	—	27,942,720	150,495	277,750
Value of shares redeemed	(53,274,504)	(78,094,789)	(34,703,445)	(231,726,840)
Service Class
Proceeds from shares issued	5,820,039	3,434,689	327,267	977,922
Distributions reinvested	—	1,913,919	31,903	28,411
Value of shares redeemed	(6,093,288)	(8,302,890)	(432,919)	(1,013,831)
Change in net assets resulting from capital transactions	$(8,833,339)	$(6,097,823)	$1,074,727	$(15,996,675)

SHARE TRANSACTIONS:
Investor Class
Issued	1,637,548	1,033,179	295,209	1,496,142
Reinvested	—	458,905	1,381	1,741
Redeemed	(1,996,088)	(1,624,493)	(286,364)	(1,627,412)
Service Class
Issued	319,329	129,277	3,699	8,190
Reinvested	—	47,896	370	222
Redeemed	(337,545)	(232,375)	(4,866)	(8,872)
Change in shares	(376,756)	(187,611)	9,429	(129,989)

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 245

Large-Cap Value ProFund		Materials UltraSector ProFund†		Mid-Cap Growth ProFund
Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$(4,967)	$46,787	$34,620	$(28,724)	$(41,386)	$(52,714)
1,707,051	(1,499,883)	327,262	(1,565,178)	(445,615)	761,142
189,469	161,787	167,008	(669,324)	1,380,273	(1,262,045)
1,891,553	(1,291,309)	528,890	(2,263,226)	893,272	(553,617)

(47,656)	(54,514)	—	—	(85,347)	(754,907)
—	—	—	—	(20,558)	(195,807)
(47,656)	(54,514)	—	—	(105,905)	(950,714)
(13,813,415)	15,135,985	3,805,113	(4,266,488)	24,914,003	232,604
(11,969,518)	13,790,162	4,334,003	(6,529,714)	25,701,370	(1,271,727)

19,979,520	6,189,358	5,162,207	11,691,921	3,229,505	4,501,232
$8,010,002	$19,979,520	$9,496,210	$5,162,207	$28,930,875	$3,229,505

$80,497,999	$196,660,120	$30,276,914	$39,802,195	$45,868,660	$7,199,107
46,571	53,624	—	—	83,860	734,376
(94,776,972)	(181,574,471)	(26,820,172)	(43,678,363)	(21,048,163)	(7,743,636)

4,988,435	2,690,642	3,728,009	3,050,725	48,823	93,641
—	—	—	—	20,558	195,807
(4,569,448)	(2,693,930)	(3,379,638)	(3,441,045)	(59,735)	(246,691)
$(13,813,415)	$15,135,985	$3,805,113	$(4,266,488)	$24,914,003	$232,604

970,275	2,295,124	302,095	377,838	519,415	66,311
563	605	—	—	1,037	7,133
(1,133,913)	(2,126,135)	(274,517)	(432,985)	(243,830)	(71,821)

68,049	36,280	42,953	32,664	768	1,160
—	—	—	—	343	2,512
(61,781)	(36,578)	(39,085)	(37,365)	(967)	(3,351)
(156,807)	169,296	31,446	(59,848)	276,766	1,944

See accompanying notes to the financial statements.

246 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Mid-Cap ProFund		Mid-Cap Value ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$8,955	$(58,056)	$(3,303)	$10,992
Net realized gains (losses) on investments	(1,301,955)	400,144	644,259	(127,566)
Change in net unrealized appreciation/depreciation on investments	277,519	(992,443)	(1,178,205)	160,874
Change in net assets resulting from operations	(1,015,481)	(650,355)	(537,249)	44,300

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(195,168)	—	(42,506)
Service Class	—	(22,254)	—	(7,667)
Change in net assets resulting from distributions	—	(217,422)	—	(50,173)
Change in net assets resulting from capital transactions	1,471,388	(2,246,569)	(18,924,746)	16,861,257
Change in net assets	455,907	(3,114,346)	(19,461,995)	16,855,384

NET ASSETS:
Beginning of period	3,900,289	7,014,635	22,360,282	5,504,898
End of period	$4,356,196	$3,900,289	$2,898,287	$22,360,282

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$36,353,220	$17,510,158	$45,206,960	$73,903,448
Distributions reinvested	—	120,731	—	42,417
Value of shares redeemed	(35,056,358)	(19,947,769)	(64,051,384)	(57,086,904)
Service Class
Proceeds from shares issued	27,742,194	120,057	2,819,408	2,162,554
Distributions reinvested	—	22,254	—	7,667
Value of shares redeemed	(27,567,668)	(72,000)	(2,899,730)	(2,167,925)
Change in net assets resulting from capital transactions	$1,471,388	$(2,246,569)	$(18,924,746)	$16,861,257

SHARE TRANSACTIONS:
Investor Class
Issued	355,582	154,475	474,078	784,052
Reinvested	—	1,072	—	433
Redeemed	(353,645)	(180,045)	(684,310)	(602,063)
Service Class
Issued	344,814	1,407	37,858	28,513
Reinvested	—	248	—	98
Redeemed	(345,637)	(811)	(39,012)	(28,653)
Change in shares	1,114	(23,654)	(211,386)	182,380

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 247

Nasdaq-100 ProFund		Oil & Gas Equipment & Services UltraSector ProFund†		Pharmaceuticals UltraSector ProFund
Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$1,245,650	$(1,287,510)	$(12,468)	$(160,301)	$25,894	$(14,120)
12,751,441	7,131,245	8,217,119	(466,312)	(1,124,404)	107,867
2,784,929	(19,248,560)	1,282,902	1,398,731	80,962	165,151
16,782,020	(13,404,825)	9,487,553	772,118	(1,017,548)	258,898

—	(3,999,176)	—	—	—	(170,180)
—	(342,038)	—	—	—	(16,100)
—	(4,341,214)	—	—	—	(186,280)
61,497,727	(87,693,213)	(5,824,075)	(2,355,793)	811,535	(235,100)
78,279,747	(105,439,252)	3,663,478	(1,583,675)	(206,013)	(162,482)

55,345,986	160,785,238	14,266,824	15,850,499	4,116,888	4,279,370
$133,625,733	$55,345,986	$17,930,302	$14,266,824	$3,910,875	$4,116,888

$2,576,146,235	$3,463,415,263	$85,095,944	$101,297,538	$23,227,458	$25,111,931
—	3,780,484	—	—	—	170,163
(2,514,192,471)	(3,556,167,221)	(89,791,232)	(105,344,675)	(22,618,856)	(25,565,704)

73,043,465	53,199,888	31,825,801	24,372,537	4,269,354	2,971,620
—	342,038	—	—	—	16,100
(73,499,502)	(52,263,665)	(32,954,588)	(22,681,193)	(4,066,421)	(2,939,210)
$61,497,727	$(87,693,213)	$(5,824,075)	$(2,355,793)	$811,535	$(235,100)

23,487,808	27,689,914	924,619	1,351,642	873,238	854,563
—	25,728	—	—	—	5,625
(22,996,111)	(28,396,858)	(974,639)	(1,430,929)	(878,398)	(857,151)

901,335	563,395	406,886	335,521	199,269	119,145
—	2,947	—	—	—	632
(904,033)	(556,568)	(395,507)	(328,597)	(190,758)	(120,029)
488,999	(671,442)	(38,641)	(72,363)	3,351	2,785

See accompanying notes to the financial statements.

248 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$230,491	$72,320	$8,043	$(198,046)
Net realized gains (losses) on investments	2,340,816	(4,277,062)	(74,672)	252,022
Change in net unrealized appreciation/depreciation on investments	1,067,248	(7,386,293)	(1,351,434)	(938,380)
Change in net assets resulting from operations	3,638,555	(11,591,035)	(1,418,063)	(884,404)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(654)	—	(193,738)	(3,139,295)
Service Class	—	—	(9,906)	(132,185)
Change in net assets resulting from distributions	(654)	—	(203,644)	(3,271,480)
Change in net assets resulting from capital transactions	3,373,886	(6,178,391)	(790,800)	(24,357,633)
Change in net assets	7,011,787	(17,769,426)	(2,412,507)	(28,513,517)

NET ASSETS:
Beginning of period	19,735,962	37,505,388	7,327,161	35,840,678
End of period	$26,747,749	$19,735,962	$4,914,654	$7,327,161

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$183,608,886	$204,035,657	$17,448,506	$199,456,267
Distributions reinvested	647	—	183,427	3,097,248
Value of shares redeemed	(179,856,354)	(210,692,141)	(18,265,142)	(226,656,434)
Service Class
Proceeds from shares issued	9,186,016	8,733,110	1,177,207	3,291,269
Distributions reinvested	—	—	9,906	132,152
Value of shares redeemed	(9,565,309)	(8,255,017)	(1,344,704)	(3,678,135)
Change in net assets resulting from capital transactions	$3,373,886	$(6,178,391)	$(790,800)	$(24,357,633)

SHARE TRANSACTIONS:
Investor Class
Issued	4,171,036	3,532,959	436,394	3,205,846
Reinvested	14	—	4,934	51,057
Redeemed	(4,084,196)	(3,620,692)	(456,026)	(3,675,854)
Service Class
Issued	235,514	170,642	31,073	60,570
Reinvested	—	—	287	2,343
Redeemed	(245,827)	(164,414)	(34,999)	(67,790)
Change in shares	76,541	(81,505)	(18,337)	(423,828)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 249

Rising Rates Opportunity ProFund		Rising Rates Opportunity 10 ProFund		Rising U.S. Dollar ProFund
Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$482,853	$(244,631)	$87,207	$(48,707)	$390,593	$(257,726)
6,274,162	4,136,521	93,083	444,055	(1,865,719)	2,442,866
725,454	(370,622)	149,840	(108,452)	684,217	(569,212)
7,482,469	3,521,268	330,130	286,896	(790,909)	1,615,928

—	—	—	—	(605,829)	—
—	—	—	—	(2,557)	—
—	—	—	—	(608,386)	—
(40,664,372)	32,754,027	(1,462,136)	1,454,648	(36,282,913)	38,944,514
(33,181,903)	36,275,295	(1,132,006)	1,741,544	(37,682,208)	40,560,442

46,046,984	9,771,689	3,694,594	1,953,050	46,876,876	6,316,434
$12,865,081	$46,046,984	$2,562,588	$3,694,594	$9,194,668	$46,876,876

$189,120,426	$245,857,183	$22,202,362	$12,358,003	$33,062,418	$94,416,418
—	—	—	—	601,997	—
(229,906,215)	(213,415,352)	(23,333,719)	(11,558,312)	(69,871,693)	(55,603,921)

19,337,759	5,113,630	1,021,285	1,333,246	3,111,743	2,883,977
—	—	—	—	2,519	—
(19,216,342)	(4,801,434)	(1,352,064)	(678,289)	(3,189,897)	(2,751,960)
$(40,664,372)	$32,754,027	$(1,462,136)	$1,454,648	$(36,282,913)	$38,944,514

5,181,734	8,709,150	1,507,923	931,791	1,063,636	3,178,922
—	—	—	—	20,297	—
(6,319,587)	(7,641,952)	(1,592,351)	(862,453)	(2,302,444)	(1,886,060)

597,764	180,655	78,232	106,614	115,941	112,114
—	—	—	—	99	—
(593,090)	(168,491)	(101,980)	(55,153)	(119,091)	(107,440)
(1,133,179)	1,079,362	(108,176)	120,799	(1,221,562)	1,297,536

See accompanying notes to the financial statements.

250 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Semiconductor UltraSector ProFund		Short Energy ProFund†
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$289,642	$(602,942)	$33,223	$(18,466)
Net realized gains (losses) on investments	28,154,950	(19,937,542)	(270,933)	(432,529)
Change in net unrealized appreciation/depreciation on investments	24,154,994	(6,515,813)	179,605	(169,544)
Change in net assets resulting from operations	52,599,586	(27,056,297)	(58,105)	(620,539)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(5,771,185)	—	—
Service Class	—	(383,586)	—	—
Change in net assets resulting from distributions	—	(6,154,771)	—	—
Change in net assets resulting from capital transactions	13,001,321	16,556,209	(1,452,178)	2,324,899
Change in net assets	65,600,907	(16,654,859)	(1,510,283)	1,704,360

NET ASSETS:
Beginning of period	68,566,397	85,221,256	2,147,147	442,787
End of period	$134,167,304	$68,566,397	$636,864	$2,147,147

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$269,719,560	$227,368,001	$31,792,424	$38,986,646
Distributions reinvested	—	5,744,467	—	—
Value of shares redeemed	(256,485,675)	(217,121,980)	(33,243,121)	(36,653,630)
Service Class
Proceeds from shares issued	8,581,630	14,011,667	1,179,424	823,198
Distributions reinvested	—	379,701	—	—
Value of shares redeemed	(8,814,194)	(13,825,647)	(1,180,905)	(831,315)
Change in net assets resulting from capital transactions	$13,001,321	$16,556,209	$(1,452,178)	$2,324,899

SHARE TRANSACTIONS:
Investor Class
Issued	2,687,451	1,826,208	1,992,146	1,646,654
Reinvested	—	37,011	—	—
Redeemed	(2,583,300)	(1,847,392)	(2,071,168)	(1,537,892)
Service Class
Issued	117,274	167,222	80,808	35,451
Reinvested	—	3,306	—	—
Redeemed	(122,508)	(168,716)	(81,448)	(35,499)
Change in shares	98,917	17,639	(79,662)	108,714

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
(a)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 251

Short Nasdaq-100 ProFund				Short Precious Metals ProFund		Short Real Estate ProFund
Year Ended July 31, 2023		Year Ended July 31, 2022		Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$314,995		$(261,290)		$97,759	$(45,436)	$41,721	$(9,301)
(5,099,838)		2,237,013		(1,218,536)	1,287,502	(116,640)	(7,575)
2,166,440		(2,244,459)		183,268	(116,521)	138,411	(100,431)
(2,618,403)		(268,736)		(937,509)	1,125,545	63,492	(117,307)

—		—		—	—	—	—
—		—		—	—	—	—
—		—		—	—	—	—
(74,282,980)		78,431,341		2,103,568	(1,195,010)	(23,671)	1,477,009
(76,901,383)		78,162,605		1,166,059	(69,465)	39,821	1,359,702

80,037,510		1,874,905		2,088,926	2,158,391	1,889,181	529,479
$3,136,127		$80,037,510		$3,254,985	$2,088,926	$1,929,002	$1,889,181

$1,304,698,470		$2,387,770,240		$104,413,738	$94,308,665	$22,506,456	$12,265,248
—		—		—	—	—	—
(1,378,822,752)		(2,309,519,120)		(102,323,769)	(95,498,386)	(22,632,591)	(10,788,221)

6,510,218		2,861,814		927,020	348,721	371,780	52
—		—		—	—	—	—
(6,668,916)		(2,681,593)		(913,421)	(354,010)	(269,316)	(70)
$(74,282,980)		$78,431,341		$2,103,568	$(1,195,010)	$(23,671)	$1,477,009

16,702,331	(a)	32,616,578	(a)	6,741,464	6,232,437	2,426,080	1,478,673
—		—		—	—	—	—
(17,729,973	)(a)	(31,563,359	)(a)	(6,629,693)	(6,258,255)	(2,458,798)	(1,310,004)

94,912	(a)	40,031	(a)	63,157	23,584	46,344	7
—		—		—	—	—	—
(97,011	)(a)	(38,060	)(a)	(62,713)	(23,588)	(34,086)	(10)
(1,029,741)		1,055,190		112,215	(25,822)	(20,460)	168,666

See accompanying notes to the financial statements.

252 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Small-Cap ProFund				Small-Cap Growth ProFund
	Year Ended July 31, 2023		Year Ended July 31, 2022		Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$127,758		$(67,280)		$(27,806)	$(64,260)
Net realized gains (losses) on investments	55,114		(1,121,763)		604,404	972,387
Change in net unrealized appreciation/depreciation on investments	5,267		(55,529)		(422,942)	(2,135,611)
Change in net assets resulting from operations	188,139		(1,244,572)		153,656	(1,227,484)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—		—		(132,621)	(474,548)
Service Class	—		—		(20,965)	(82,692)
Change in net assets resulting from distributions	—		—		(153,586)	(557,240)
Change in net assets resulting from capital transactions	12,419		1,705,984		(6,519,187)	2,711,131
Change in net assets	200,558		461,412		(6,519,117)	926,407

NET ASSETS:
Beginning of period	1,573,885		1,112,473		10,821,501	9,895,094
End of period	$1,774,443		$1,573,885		$4,302,384	$10,821,501

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$116,826,162		$241,408,430		$10,808,628	$31,765,935
Distributions reinvested	—		—		130,088	471,116
Value of shares redeemed	(116,699,787)		(239,845,757)		(16,794,406)	(30,129,975)
Service Class
Proceeds from shares issued	170,451		392,452		35,505	832,981
Distributions reinvested	—		—		20,965	82,692
Value of shares redeemed	(284,407)		(249,141)		(719,967)	(311,618)
Change in net assets resulting from capital transactions	$12,419		$1,705,984		$(6,519,187)	$2,711,131

SHARE TRANSACTIONS:
Investor Class
Issued	3,078,988	(a)	6,800,537	(a)	112,995	316,193
Reinvested	—		—		1,438	4,002
Redeemed	(3,067,009	)(a)	(6,793,791	)(a)	(170,228)	(298,244)
Service Class
Issued	4,711	(a)	10,336	(a)	483	10,390
Reinvested	—		—		304	902
Redeemed	(7,901	)(a)	(6,405	)(a)	(10,027)	(3,962)
Change in shares	8,789		10,677		(65,035)	29,281

(a)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 6, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 253

Small-Cap ProFund		Small-Cap Value ProFund		Technology UltraSector ProFund
Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$21,501	$(69,990)	$(31,388)	$(11,483)	$12,235	$(811,282)
42,768	599,577	656,989	602,889	16,565,988	(6,894,101)
117,373	(435,645)	(1,361,604)	(1,858,027)	(2,070,478)	(11,221,431)
181,642	93,942	(736,003)	(1,266,621)	14,507,745	(18,926,814)

—	—	(192,356)	(23,714)	—	(6,765,946)
—	—	(12,798)	—	—	(517,236)
—	—	(205,154)	(23,714)	—	(7,283,182)
2,590,205	(7,055,324)	(5,005,457)	(5,023,667)	17,657,512	(28,047,314)
2,771,847	(6,961,382)	(5,946,614)	(6,314,002)	32,165,257	(54,257,310)

2,946,848	9,908,230	9,231,620	15,545,622	47,580,466	101,837,776
$5,718,695	$2,946,848	$3,285,006	$9,231,620	$79,745,723	$47,580,466

$166,422,618	$210,952,103	$38,535,477	$105,967,172	$84,883,260	$109,677,480
—	—	183,015	23,629	—	6,663,004
(163,848,115)	(217,738,424)	(43,500,739)	(111,077,572)	(67,016,903)	(143,485,268)

38,684	188,543	2,320,501	1,912,961	52,896,660	87,140,768
—	—	12,798	—	—	517,236
(22,982)	(457,546)	(2,556,509)	(1,849,857)	(53,105,505)	(88,560,534)
$2,590,205	$(7,055,324)	$(5,005,457)	$(5,023,667)	$17,657,512	$(28,047,314)

1,756,604	1,939,029	389,608	1,008,282	937,089	919,390
—	—	1,991	216	—	48,297
(1,731,520)	(1,991,209)	(448,627)	(1,065,382)	(782,096)	(1,243,696)

477	2,017	29,770	23,089	798,404	956,671
—	—	175	—	—	4,683
(308)	(4,961)	(33,371)	(22,368)	(793,064)	(977,586)
25,253	(55,124)	(60,454)	(56,163)	160,333	(292,241)

See accompanying notes to the financial statements.

254 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund		UltraBull ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$343,854	$(143,628)	$647,314	$(409,057)
Net realized gains (losses) on investments	(3,886,511)	749,207	5,751,145	(12,984,531)
Change in net unrealized appreciation/depreciation on investments	340,429	(578,030)	6,920,899	(4,915,323)
Change in net assets resulting from operations	(3,202,228)	27,549	13,319,358	(18,308,911)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(8,950,394)	(7,409,540)
Service Class	—	—	(218,038)	(216,056)
Change in net assets resulting from distributions	—	—	(9,168,432)	(7,625,596)
Change in net assets resulting from capital transactions	1,478,339	5,720,851	10,165,865	(1,179,876)
Change in net assets	(1,723,889)	5,748,400	14,316,791	(27,114,383)

NET ASSETS:
Beginning of period	11,200,267	5,451,867	103,749,739	130,864,122
End of period	$9,476,378	$11,200,267	$118,066,530	$103,749,739

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$243,142,863	$212,449,582	$407,848,658	$587,034,856
Distributions reinvested	—	—	8,675,427	7,312,208
Value of shares redeemed	(241,579,278)	(206,755,449)	(407,894,452)	(595,332,161)
Service Class
Proceeds from shares issued	10,550,856	958,273	7,997,365	40,433,389
Distributions reinvested	—	—	218,038	216,056
Value of shares redeemed	(10,636,102)	(931,555)	(6,679,171)	(40,844,224)
Change in net assets resulting from capital transactions	$1,478,339	$5,720,851	$10,165,865	$(1,179,876)

SHARE TRANSACTIONS:
Investor Class
Issued	11,742,269	10,285,063	5,167,401	5,546,384
Reinvested	—	—	128,007	70,235
Redeemed	(11,702,119)	(9,998,286)	(5,211,542)	(5,620,713)
Service Class
Issued	523,258	49,056	131,892	509,210
Reinvested	—	—	4,293	2,650
Redeemed	(522,233)	(49,237)	(111,851)	(513,641)
Change in shares	41,175	286,596	108,200	(5,875)

(a)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 255

UltraChina ProFund				UltraDow 30 ProFund		UltraEmerging Markets ProFund
Year Ended July 31, 2023		Year Ended July 31, 2022		Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$(128,661)		$(74,929)		$272,041	$(59,822)	$139,472	$71,325
(5,365,634)		(18,052,569)		1,716,512	(4,529,289)	939,712	(2,411,724)
5,743,696		(3,389,190)		1,845,405	(541,396)	1,190,486	(2,891,149)
249,401		(21,516,688)		3,833,958	(5,130,507)	2,269,670	(5,231,548)

—		—		—	(2,463,674)	(103,933)	—
—		—		—	(79,950)	—	—
—		—		—	(2,543,624)	(103,933)	—
8,947,011		19,606,897		(5,524,811)	74,890	396,613	1,670,127
9,196,412		(1,909,791)		(1,690,853)	(7,599,241)	2,562,350	(3,561,421)

16,139,513		18,049,304		32,813,454	40,412,695	5,760,361	9,321,782
$25,335,925		$16,139,513		$31,122,601	$32,813,454	$8,322,711	$5,760,361

$136,341,718		$185,081,878		$56,541,569	$77,113,965	$44,207,261	$43,083,489
—		—		—	2,443,673	102,872	—
(128,805,443)		(166,201,928)		(62,363,297)	(79,218,035)	(43,903,544)	(41,279,339)

16,491,379		6,363,662		4,377,590	2,252,742	3,634,529	2,736,717
—		—		—	76,910	—	—
(15,080,643)		(5,636,715)		(4,080,673)	(2,594,365)	(3,644,505)	(2,870,740)
$8,947,011		$19,606,897		$(5,524,811)	$74,890	$396,613	$1,670,127

4,651,574	(a)	3,181,520	(a)	1,052,986	1,224,357	1,081,318	775,624
—		—		—	36,681	2,700	—
(4,423,833	)(a)	(2,883,703	)(a)	(1,149,345)	(1,260,160)	(1,051,565)	(752,759)

649,371	(a)	126,266	(a)	95,151	40,972	102,627	42,639
—		—		—	1,365	—	—
(636,516	)(a)	(103,964	)(a)	(88,997)	(47,213)	(102,330)	(44,904)
240,596		320,119		(90,205)	(3,998)	32,750	20,600

See accompanying notes to the financial statements.

256 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$102,156	$(38,562)	$324,491	$(216,892)
Net realized gains (losses) on investments	959,323	(801,693)	4,924,096	(1,841,360)
Change in net unrealized appreciation/depreciation on investments	(30,733)	57,206	1,128,552	2,168,281
Change in net assets resulting from operations	1,030,746	(783,049)	6,377,139	110,029

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	(1,957,534)
Service Class	—	—	—	(23,373)
Change in net assets resulting from distributions	—	—	—	(1,980,907)
Change in net assets resulting from capital transactions	2,038,838	(22,111)	2,644,136	(7,958)
Change in net assets	3,069,584	(805,160)	9,021,275	(1,878,836)

NET ASSETS:
Beginning of period	2,346,388	3,151,548	12,864,334	14,743,170
End of period	$5,415,972	$2,346,388	$21,885,609	$12,864,334

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$29,059,468	$17,512,907	$29,507,261	$23,136,059
Distributions reinvested	—	—	—	1,931,206
Value of shares redeemed	(27,185,764)	(17,528,809)	(27,383,027)	(25,064,105)
Service Class
Proceeds from shares issued	5,507,974	921,323	6,411,726	2,426,046
Distributions reinvested	—	—	—	23,373
Value of shares redeemed	(5,342,840)	(927,532)	(5,891,824)	(2,460,537)
Change in net assets resulting from capital transactions	$2,038,838	$(22,111)	$2,644,136	$(7,958)

SHARE TRANSACTIONS:
Investor Class
Issued	1,905,217	949,650	918,241	781,101
Reinvested	—	—	—	58,504
Redeemed	(1,768,751)	(937,618)	(847,372)	(844,912)
Service Class
Issued	418,597	48,422	250,476	102,257
Reinvested	—	—	—	871
Redeemed	(405,203)	(49,227)	(234,613)	(103,437)
Change in shares	149,860	11,227	86,732	(5,616)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 257

UltraLatin America ProFund		UltraMid-Cap ProFund		UltraNasdaq-100 ProFund
Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$782,716	$895,739	$185,732	$(203,224)	$1,924,271	$(8,132,772)
2,027,518	(592,830)	2,948,832	(4,207,923)	143,168,580	(172,336,450)
1,060,013	(2,561,817)	553,113	(3,975,451)	19,623,480	(118,318,583)
3,870,247	(2,258,908)	3,687,677	(8,386,598)	164,716,331	(298,787,805)

(917,134)	(700,829)	—	(2,662,144)	(26,964,771)	(160,235,818)
(8,866)	(3,119)	—	(67,066)	(667,988)	(4,885,875)
(926,000)	(703,948)	—	(2,729,210)	(27,632,759)	(165,121,693)
(1,056,632)	(3,433,010)	(9,365,326)	(7,145,985)	71,545,328	(72,695,894)
1,887,615	(6,395,866)	(5,677,649)	(18,261,793)	208,628,900	(536,605,392)

9,690,776	16,086,642	44,619,357	62,881,150	583,665,093	1,120,270,485
$11,578,391	$9,690,776	$38,941,708	$44,619,357	$792,293,993	$583,665,093

$36,726,365	$61,958,936	$50,638,059	$82,405,703	$3,499,350,532	$6,411,842,913
896,181	695,284	—	2,617,245	22,723,389	155,791,807
(38,633,563)	(66,060,487)	(59,926,444)	(92,088,970)	(3,451,391,804)	(6,642,871,341)

6,491,236	2,635,355	1,997,913	2,921,263	20,330,563	26,948,739
8,866	3,119	—	67,066	666,385	4,754,067
(6,545,717)	(2,665,217)	(2,074,854)	(3,068,292)	(20,133,737)	(29,162,079)
$(1,056,632)	$(3,433,010)	$(9,365,326)	$(7,145,985)	$71,545,328	$(72,695,894)

2,401,000	3,760,085	1,015,649	1,300,862	70,651,970	85,922,710
64,473	50,056	—	39,529	588,082	1,657,378
(2,520,298)	(3,992,888)	(1,185,978)	(1,429,534)	(70,455,158)	(88,857,348)

422,535	160,982	47,672	55,535	612,630	386,431
653	231	—	1,283	24,663	68,932
(424,251)	(161,657)	(49,868)	(58,941)	(612,184)	(429,333)
(55,888)	(183,191)	(172,525)	(91,266)	810,003	(1,251,230)

See accompanying notes to the financial statements.

258 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund		UltraShort Dow 30 ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$57,847	$(45,895)	$63,957	$(41,615)
Net realized gains (losses) on investments	(1,247,748)	(3,336,675)	(749,310)	40,035
Change in net unrealized appreciation/depreciation on investments	(614,664)	529,194	64,093	(130,542)
Change in net assets resulting from operations	(1,804,565)	(2,853,376)	(621,260)	(132,122)
Change in net assets resulting from capital transactions	3,398,715	1,985,873	1,019,660	(247,618)
Change in net assets	1,594,150	(867,503)	398,400	(379,740)

NET ASSETS:
Beginning of period	1,479,391	2,346,894	2,646,838	3,026,578
End of period	$3,073,541	$1,479,391	$3,045,238	$2,646,838

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$59,804,133	$75,578,069	$29,194,482	$24,311,975
Value of shares redeemed	(56,457,162)	(73,778,098)	(28,067,336)	(24,606,552)
Service Class
Proceeds from shares issued	1,039,016	960,976	1,048,860	283,182
Value of shares redeemed	(987,272)	(775,074)	(1,156,346)	(236,223)
Change in net assets resulting from capital transactions	$3,398,715	$1,985,873	$1,019,660	$(247,618)

SHARE TRANSACTIONS:
Investor Class
Issued	6,797,523	4,110,501	1,493,741	1,191,162
Redeemed	(6,349,919)	(4,125,751)	(1,440,379)	(1,211,536)
Service Class
Issued	119,617	48,820	61,352	14,805
Redeemed	(119,869)	(48,359)	(67,194)	(12,153)
Change in shares	447,352	(14,789)	47,520	(17,722)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 259

UltraShort Emerging Markets ProFund		UltraShort International ProFund		UltraShort Japan ProFund
Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$27,964	$(15,100)	$65,865	$(29,319)	$11,272	$(5,108)
(555,387)	4,627	(1,459,015)	(110,073)	(354,674)	(87,803)
(45,964)	65,310	71,873	(89,230)	(2,803)	(25,480)
(573,387)	54,837	(1,321,277)	(228,622)	(346,205)	(118,391)
(379,571)	629,823	1,248,193	1,238,341	1,107,476	56,905
(952,958)	684,660	(73,084)	1,009,719	761,271	(61,486)

1,277,909	593,249	2,646,364	1,636,645	200,414	261,900
$324,951	$1,277,909	$2,573,280	$2,646,364	$961,685	$200,414

$16,684,806	$22,921,108	$35,306,242	$23,328,525	$9,264,106	$11,429,220
(17,022,594)	(22,254,158)	(34,060,968)	(22,113,341)	(8,227,689)	(11,341,116)

857,465	1,729,309	61,909	304,492	747,671	40,043
(899,248)	(1,766,436)	(58,990)	(281,335)	(676,612)	(71,242)
$(379,571)	$629,823	$1,248,193	$1,238,341	$1,107,476	$56,905

588,527	845,239	1,311,956	940,018	1,017,725	991,820
(615,736)	(826,380)	(1,281,390)	(913,359)	(895,287)	(990,794)

33,415	80,545	3,063	11,899	88,960	4,431
(33,858)	(80,832)	(3,062)	(11,901)	(88,960)	(6,946)
(27,652)	18,572	30,567	26,657	122,438	(1,489)

See accompanying notes to the financial statements.

260 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund		UltraShort Mid-Cap ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023		Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$33,612	$(17,818)	$35,784		$(21,691)
Net realized gains (losses) on investments	(1,092,792)	(360,275)	(307,267)		(68,458)
Change in net unrealized appreciation/depreciation on investments	22,091	(119,024)	30,367		(18,898)
Change in net assets resulting from operations	(1,037,089)	(497,117)	(241,116)		(109,047)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—		—
Change in net assets resulting from distributions	—	—	—		—
Change in net assets resulting from capital transactions	957,891	1,488,833	(219,816)		123,216
Change in net assets	(79,198)	991,716	(460,932)		14,169

NET ASSETS:
Beginning of period	1,803,948	812,232	1,477,264		1,463,095
End of period	$1,724,750	$1,803,948	$1,016,332		$1,477,264

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$25,570,307	$34,663,920	$22,094,905		$13,566,232
Distributions reinvested	—	—	—		—
Value of shares redeemed	(24,610,387)	(33,183,439)	(22,314,717)		(13,481,529)
Service Class
Proceeds from shares issued	671,178	1,353,111	—		54,210
Value of shares redeemed	(673,207)	(1,344,759)	(4)		(15,697)
Change in net assets resulting from capital transactions	$957,891	$1,488,833	$(219,816)		$123,216

SHARE TRANSACTIONS:
Investor Class
Issued	3,589,381	3,289,981	449,444	(a)	258,994	(a)
Reinvested	—	—	—		—
Redeemed	(3,439,459)	(3,172,499)	(453,242	)(a)	(258,136	)(a)
Service Class
Issued	107,103	140,783	—		1,059	(a)
Redeemed	(107,248)	(140,782)	—	(a)(b)	(293	)(a)
Change in shares	149,777	117,483	(3,798)		1,624

(a)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.
(b)	Amount is less than 0.5 share.
(c)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 261

UltraShort Nasdaq-100 ProFund				UltraShort Small-Cap ProFund		UltraSmall-Cap ProFund
Year Ended July 31, 2023		Year Ended July 31, 2022		Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022

$718,865		$(336,424)		$161,525	$(69,085)	$248,883	$(586,805)
(33,776,998)		(3,355,620)		(734,913)	222,449	(2,889,383)	(24,740,578)
5,379,633		(6,059,081)		(115,625)	118,852	3,750,634	(6,450,265)
(27,678,500)		(9,751,125)		(689,013)	272,216	1,110,134	(31,777,648)

(6,401)		—		—	—	—	—
(6,401)		—		—	—	—	—
(56,823,508)		101,278,744		1,465,644	(4,508,299)	(3,395,851)	(16,551,093)
(84,508,409)		91,527,619		776,631	(4,236,083)	(2,285,717)	(48,328,741)

100,992,918		9,465,299		4,352,949	8,589,032	52,812,763	101,141,504
$16,484,509		$100,992,918		$5,129,580	$4,352,949	$50,527,046	$52,812,763

$1,630,429,401		$3,433,169,405		$166,543,096	$82,946,443	$561,298,460	$620,574,038
6,284		—		—	—	—	—
(1,687,197,089)		(3,331,910,049)		(165,081,179)	(87,075,044)	(564,625,967)	(636,977,693)

534,919		733,334		712,311	2,258,052	4,557,256	8,938,324
(597,023)		(713,946)		(708,584)	(2,637,750)	(4,625,600)	(9,085,762)
$(56,823,508)		$101,278,744		$1,465,644	$(4,508,299)	$(3,395,851)	$(16,551,093)

19,406,580	(c)	43,114,169	(c)	21,077,282	10,923,532	10,358,169	8,072,582
127		—		—	—	—	—
(20,344,113	)(c)	(41,955,815	)(c)	(20,826,551)	(11,514,143)	(10,424,395)	(8,315,784)

7,442	(c)	10,120	(c)	97,622	333,979	99,673	137,760
(8,174	)(c)	(10,322	)(c)	(98,677)	(388,133)	(100,859)	(146,583)
(938,138)		1,158,152		249,676	(644,765)	(67,412)	(252,025)

See accompanying notes to the financial statements.

262 :: Statements of Changes in Net Assets :: For the Periods Indicated

	U.S. Government Plus ProFund		Utilities UltraSector ProFund
	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2023	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$163,660	$(204,594)	$110,423	$37,098
Net realized gains (losses) on investments	(1,586,404)	(4,080,528)	(468,540)	(188,312)
Change in net unrealized appreciation/depreciation on investments	(378,073)	(151,076)	(1,600,132)	1,316,825
Change in net assets resulting from operations	(1,800,817)	(4,436,198)	(1,958,249)	1,165,611
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(133,040)	—	(83,764)	(16,661)
Service Class	(17,780)	—	—	—
Change in net assets resulting from distributions	(150,820)	—	(83,764)	(16,661)
Change in net assets resulting from capital transactions	1,696,922	(12,733,781)	(4,703,607)	3,652,389
Change in net assets	(254,715)	(17,169,979)	(6,745,620)	4,801,339
NET ASSETS:
Beginning of period	8,851,071	26,021,050	13,587,184	8,785,845
End of period	$8,596,356	$8,851,071	$6,841,564	$13,587,184
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$228,090,992	$468,167,292	$30,773,200	$42,361,389
Distributions reinvested	131,903	—	83,548	16,614
Value of shares redeemed	(226,039,640)	(479,803,815)	(34,919,308)	(39,414,444)
Service Class
Proceeds from shares issued	19,514,518	1,956,228	4,145,217	4,266,677
Distributions reinvested	17,780	—	—	—
Value of shares redeemed	(20,018,631)	(3,053,486)	(4,786,264)	(3,577,847)
Change in net assets resulting from capital transactions	$1,696,922	$(12,733,781)	$(4,703,607)	$3,652,389
SHARE TRANSACTIONS:
Investor Class
Issued	5,258,999	7,572,365	490,062	655,340
Reinvested	3,267	—	1,270	250
Redeemed	(5,211,670)	(7,758,669)	(559,789)	(620,543)
Service Class
Issued	527,906	36,162	71,210	71,156
Reinvested	480	—	—	—
Redeemed	(537,881)	(52,565)	(82,485)	(61,361)
Change in shares	41,101	(202,707)	(79,732)	44,842

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Financial Highlights

264 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In excess of net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(d)
Access Flex Bear High Yield ProFund
Investor Class
Year Ended July 31, 2023	$31.71	0.44	(1.05)	(0.61)	—	—	—	—	$31.10	(1.92)%	2.53%	1.78%	1.38%	$2,355	—
Year Ended July 31, 2022	$29.93	(0.43)	2.21	1.78	—	—	—	—	$31.71	5.95%	3.15%	1.78%	(1.36)%	$2,189	—
Nine Months Ended July 31, 2021	$33.20	(0.41)	(2.86)	(3.27)	—	—	—	—	$29.93	(9.80)%	9.92%	1.78%	(1.78)%	$445	—
Year Ended October 31, 2020	$33.78	(0.53)	(0.05)	(0.58)	—	—	—	—	$33.20	(1.72)%	5.56%	1.78%	(1.56)%	$845	—
Year Ended October 31, 2019	$37.85	(0.21)	(3.86)	(4.07)	—	—	—	—	$33.78	(10.75)%	5.99%	1.78%	(0.60)%	$807	—
Year Ended October 31, 2018	$38.27	(0.35)	(0.07)	(0.42)	—	—	—	—	$37.85	(1.10)%	5.42%	1.78%	(0.92)%	$591	—
Service Class
Year Ended July 31, 2023	$26.94	0.16	(0.91)	(0.75)	—	—	—	—	$26.19	(2.78)%	3.53%	2.78%	0.38%	$18	—
Year Ended July 31, 2022	$25.68	(0.69)	1.95	1.26	—	—	—	—	$26.94	4.86%	4.15%	2.78%	(2.36)%	$28	—
Nine Months Ended July 31, 2021	$28.71	(0.61)	(2.42)	(3.03)	—	—	—	—	$25.68	(10.45)%	10.92%	2.78%	(2.78)%	$11	—
Year Ended October 31, 2020	$29.49	(0.82)	0.04	(0.78)	—	—	—	—	$28.71	(2.64)%	6.56%	2.78%	(2.56)%	$14	—
Year Ended October 31, 2019	$33.40	(0.53)	(3.38)	(3.91)	—	—	—	—	$29.49	(11.70)%	6.99%	2.78%	(1.60)%	$33	—
Year Ended October 31, 2018	$34.11	(0.69)	(0.02)	(0.71)	—	—	—	—	$33.40	(2.05)%	6.42%	2.78%	(1.92)%	$38	—
Access Flex High Yield ProFund
Investor Class
Year Ended July 31, 2023	$29.88	0.53	0.84	1.37	(0.53)	(0.67)	—	(1.20)	$30.05	4.86%	1.80%	1.78%	1.78%	$26,902	1,510%
Year Ended July 31, 2022	$32.91	(0.25)	(2.65)	(2.90)	—	(0.13)	—	(0.13)	$29.88	(8.85)%	1.78%	1.78%	(0.81)%	$9,819	1,259%
Nine Months Ended July 31, 2021	$31.65	(0.34)	2.41	2.07	—	(0.81)	—	(0.81)	$32.91	6.63%	1.97%	1.78%	(1.39)%	$13,252	944%
Year Ended October 31, 2020	$34.28	(0.39)	(0.98)	(1.37)	—	(1.14)	(0.12)	(1.26)	$31.65	(4.05)%	2.07%	1.88%	(1.17)%	$17,557	1,534%
Year Ended October 31, 2019	$32.40	0.06	3.20	3.26	(0.06)	(1.32)	—	(1.38)	$34.28	10.26%	1.90%	1.90%	0.19%	$19,823	1,362%
Year Ended October 31, 2018	$33.54	0.11	(0.18)	(0.07)	(0.11)	(0.69)	(0.27)	(1.07)	$32.40	(0.21)%	1.77%	1.77%	0.35%	$25,909	1,334%
Service Class
Year Ended July 31, 2023	$29.31	0.24	0.86	1.10	(0.24)	(0.49)	—	(0.73)	$29.68	3.85%	2.80%	2.78%	0.78%	$2,229	1,510%
Year Ended July 31, 2022	$32.53	(0.56)	(2.61)	(3.17)	—	(0.05)	—	(0.05)	$29.31	(9.77)%	2.78%	2.78%	(1.81)%	$3,259	1,259%
Nine Months Ended July 31, 2021	$31.33	(0.59)	2.40	1.81	—	(0.61)	—	(0.61)	$32.53	5.81%	2.97%	2.78%	(2.39)%	$3,527	944%
Year Ended October 31, 2020	$33.80	(0.71)	(0.96)	(1.67)	—	(0.72)	(0.08)	(0.80)	$31.33	(4.98)%	3.07%	2.88%	(2.17)%	$2,806	1,534%
Year Ended October 31, 2019	$32.03	(0.27)	3.15	2.88	—	(1.11)	—	(1.11)	$33.80	9.12%	2.90%	2.90%	(0.81)%	$4,820	1,362%
Year Ended October 31, 2018	$32.80	(0.21)	(0.17)	(0.38)	—	(0.29)	(0.10)	(0.39)	$32.03	(1.15)%	2.77%	2.77%	(0.65)%	$2,648	1,334%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$45.34	0.54	(3.86)	(3.32)	(0.12)	(0.12)	$41.90	(7.34)%	1.94%	1.94%	1.35%		$11,023	150%
Year Ended July 31, 2022	$56.72	0.08	(11.46)	(11.38)	—	—	$45.34	(20.05)%	1.71%	1.71%	0.13%		$7,788	73%
Year Ended July 31, 2021	$28.48	0.23	28.01	28.24	—	—	$56.72	99.16%	1.53%	1.53%	0.43%		$122,655	144%
Year Ended July 31, 2020	$50.38	0.47	(22.14)	(21.67)	(0.23)	(0.23)	$28.48	(43.26)%	1.72%	1.72%	1.00%		$7,348	260%
Year Ended July 31, 2019	$54.83	0.42	(4.28)	(3.86)	(0.59)	(0.59)	$50.38	(6.69)%	1.80%	1.80%	0.88%		$9,484	75%
Service Class
Year Ended July 31, 2023	$41.14	0.18	(3.56)	(3.38)	—	—	$37.76	(8.24)%	2.94%	2.94%	0.35%		$570	150%
Year Ended July 31, 2022	$51.99	(0.48)	(10.37)	(10.85)	—	—	$41.14	(20.85)%	2.71%	2.71%	(0.87)%		$452	73%
Year Ended July 31, 2021	$26.38	(0.19)	25.80	25.61	—	—	$51.99	97.08%	2.53%	2.53%	(0.57)%		$925	144%
Year Ended July 31, 2020	$46.98	0.13	(20.73)	(20.60)	—	—	$26.38	(43.34)%	2.72%	2.72%	—	%(c)	$300	260%
Year Ended July 31, 2019	$50.85	(0.03)	(3.84)	(3.87)	—	—	$46.98	(7.63)%	2.80%	2.80%	(0.12)%		$769	75%
Bear ProFund
Investor Class
Year Ended July 31, 2023	$16.01	0.32	(1.72)	(1.40)	—	—	$14.61	(8.74)%	1.86%	1.86%	1.95%		$6,178	—
Year Ended July 31, 2022	$16.01	(0.18)	0.18	— (d)	—	—	$16.01	— (c)	1.64%	1.64%	(1.13)%		$12,126	—
Year Ended July 31, 2021	$22.67	(0.33)	(6.32)	(6.65)	(0.01)	(0.01)	$16.01	(29.33)%	1.74%	1.74%	(1.73)%		$9,799	—
Year Ended July 31, 2020	$28.37	(0.25)	(5.38)	(5.63)	(0.07)	(0.07)	$22.67	(19.87)%	1.86%	1.86%	(0.95)%		$15,698	—
Year Ended July 31, 2019	$30.45	0.14	(2.22)	(2.08)	—	—	$28.37	(6.83)%	1.77%	1.77%	0.48%		$19,388	—
Service Class
Year Ended July 31, 2023	$14.42	0.17	(1.53)	(1.36)	—	—	$13.06	(9.43)%	2.86%	2.86%	0.95%		$580	—
Year Ended July 31, 2022	$14.56	(0.33)	0.19	(0.14)	—	—	$14.42	(0.96)%	2.64%	2.64%	(2.13)%		$564	—
Year Ended July 31, 2021	$20.82	(0.51)	(5.75)	(6.26)	—	—	$14.56	(30.07)%	2.74%	2.74%	(2.73)%		$789	—
Year Ended July 31, 2020	$26.23	(0.50)	(4.91)	(5.41)	—	—	$20.82	(20.63)%	2.86%	2.86%	(1.95)%		$677	—
Year Ended July 31, 2019	$28.44	(0.14)	(2.07)	(2.21)	—	—	$26.23	(7.77)%	2.77%	2.77%	(0.52)%		$761	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Amount is less than 0.005%.
(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$56.74	0.07	5.86	5.93	—	—	—	$62.67	10.43%	1.54%	1.54%	0.11%	$114,581	91%
Year Ended July 31, 2022	$85.26	(0.24)	(15.49)	(15.73)	—	(12.79)	(12.79)	$56.74	(20.96)%	1.49%	1.49%	(0.37)%	$119,791	28%
Year Ended July 31, 2021	$72.23	(0.27)	21.37	21.10	—	(8.07)	(8.07)	$85.26	32.02%	1.55%	1.55%	(0.37)%	$168,280	62%
Year Ended July 31, 2020	$51.90	(0.06)	22.42	22.36	—	(2.03)	(2.03)	$72.23	43.62%	1.61%	1.61%	(0.10)%	$188,065	52%
Year Ended July 31, 2019	$66.16	0.11	(11.50)	(11.39)	—	(2.87)	(2.87)	$51.90	(17.10)%	1.52%	1.52%	0.19%	$161,970	23%
Service Class
Year Ended July 31, 2023	$37.83	(0.32)	3.85	3.53	—	—	—	$41.36	9.30%	2.54%	2.54%	(0.89)%	$2,985	91%
Year Ended July 31, 2022	$61.86	(0.71)	(10.53)	(11.24)	—	(12.79)	(12.79)	$37.83	(21.75)%	2.49%	2.49%	(1.37)%	$3,734	28%
Year Ended July 31, 2021	$55.00	(0.80)	15.73	14.93	—	(8.07)	(8.07)	$61.86	30.74%	2.54%	2.54%	(1.36)%	$5,358	62%
Year Ended July 31, 2020	$40.29	(0.52)	17.26	16.74	—	(2.03)	(2.03)	$55.00	42.20%	2.60%	2.60%	(1.09)%	$5,999	52%
Year Ended July 31, 2019	$52.66	(0.35)	(9.15)	(9.50)	—	(2.87)	(2.87)	$40.29	(17.93)%	2.52%	2.52%	(0.80)%	$5,559	23%
Bull ProFund
Investor Class
Year Ended July 31, 2023	$52.89	0.39	5.26	5.65	—	(0.48)	(0.48)	$58.06	10.86%	1.58%	1.58%	0.80%	$41,714	112%
Year Ended July 31, 2022	$61.91	(0.27)	(3.27)	(3.54)	—	(5.48)	(5.48)	$52.89	(6.39)%	1.50%	1.50%	(0.49)%	$33,168	58%
Year Ended July 31, 2021	$48.91	(0.24)	16.31	16.07	(0.16)	(2.91)	(3.07)	$61.91	34.03%	1.55%	1.55%	(0.45)%	$56,064	15%
Year Ended July 31, 2020(c)	$45.33	(0.01)	4.39	4.38	(0.18)	(0.62)	(0.80)	$48.91	9.68%	1.63%	1.63%	(0.01)%	$72,210	84%
Year Ended July 31, 2019(c)	$42.99	0.23	2.35	2.58	—	(0.24)	(0.24)	$45.33	5.99%	1.54%	1.54%	0.54%	$61,121	3%
Service Class
Year Ended July 31, 2023	$41.09	(0.01)	3.96	3.95	—	(0.48)	(0.48)	$44.56	9.81%	2.58%	2.58%	(0.20)%	$11,462	112%
Year Ended July 31, 2022	$49.77	(0.72)	(2.48)	(3.20)	—	(5.48)	(5.48)	$41.09	(7.32)%	2.50%	2.50%	(1.49)%	$10,669	58%
Year Ended July 31, 2021	$40.09	(0.68)	13.27	12.59	—	(2.91)	(2.91)	$49.77	32.73%	2.55%	2.55%	(1.45)%	$7,148	15%
Year Ended July 31, 2020(c)	$37.50	(0.38)	3.59	3.21	—	(0.62)	(0.62)	$40.09	8.57%	2.63%	2.63%	(1.01)%	$5,327	84%
Year Ended July 31, 2019(c)	$35.96	(0.12)	1.90	1.78	—	(0.24)	(0.24)	$37.50	4.93%	2.54%	2.54%	(0.45)%	$4,232	3%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Communication Services UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$93.36	(0.03)	25.99	25.96	—	—		—	$119.32	27.80%	2.22%	1.78%		(0.03)%	$6,164	107%
Year Ended July 31, 2022	$172.73	(1.45)	(76.75)	(78.20)	—	(1.17	)(c)	(1.17)	$93.36	(45.54)%	1.94%	1.78%		(1.04)%	$4,623	63%
Year Ended July 31, 2021	$104.67	(1.61)	69.67	68.06	—	—		—	$172.73	65.05%	1.91%	1.82%		(1.17)%	$11,327	138%
Year Ended July 31, 2020	$92.86	(0.99)	15.68	14.69	(2.88)	—		(2.88)	$104.67	16.07%	2.37%	2.11	%(d)	(1.08)%	$5,587	82%
Year Ended July 31, 2019	$72.76	2.15	17.95	20.10	—	—		—	$92.86	27.62%	1.62%	1.62%		2.51%	$10,109	805%
Service Class
Year Ended July 31, 2023	$75.03	(0.79)	20.76	19.97	—	—		—	$95.00	26.58%	3.22%	2.78%		(1.03)%	$687	107%
Year Ended July 31, 2022	$140.52	(2.58)	(61.74)	(64.32)	—	(1.17	)(c)	(1.17)	$75.03	(46.09)%	2.94%	2.78%		(2.04)%	$106	63%
Year Ended July 31, 2021	$85.98	(2.72)	57.26	54.54	—	—		—	$140.52	63.43%	2.91%	2.82%		(2.17)%	$205	138%
Year Ended July 31, 2020	$76.53	(1.74)	12.99	11.25	(1.80)	—		(1.80)	$85.98	14.89%	3.37%	3.11	%(d)	(2.08)%	$153	82%
Year Ended July 31, 2019	$60.55	1.45	14.53	15.98	—	—		—	$76.53	26.35%	2.62%	2.62%		1.51%	$166	805%
Consumer Discretionary UltraSector ProFund†
Investor Class
Year Ended July 31, 2023	$45.84	0.02	8.35	8.37	—	—		—	$54.21	18.23%	1.63%	1.63%		0.04%	$55,834	83%
Year Ended July 31, 2022	$72.77	(0.53)	(20.66)	(21.19)	—	(5.74)		(5.74)	$45.84	(31.68)%	1.54%	1.54%		(0.86)%	$30,510	31%
Year Ended July 31, 2021	$54.08	(0.64)	21.74	21.10	—	(2.41)		(2.41)	$72.77	39.66%	1.56%	1.56%		(0.97)%	$76,287	130%
Year Ended July 31, 2020(e)	$46.43	(0.24)	7.89	7.65	—	—		—	$54.08	16.47%	1.67%	1.67%		(0.53)%	$44,827	80%
Year Ended July 31, 2019(e)	$43.14	(0.06)	5.21	5.15	—	(1.86)		(1.86)	$46.43	13.46%	1.57%	1.57%		(0.13)%	$90,523	106%
Service Class
Year Ended July 31, 2023	$37.32	(0.34)	6.71	6.37	—	—		—	$43.69	17.07%	2.63%	2.63%		(0.96)%	$1,125	83%
Year Ended July 31, 2022	$60.86	(1.04)	(16.76)	(17.80)	—	(5.74)		(5.74)	$37.32	(32.37)%	2.54%	2.54%		(1.86)%	$615	31%
Year Ended July 31, 2021	$45.99	(1.19)	18.47	17.28	—	(2.41)		(2.41)	$60.86	38.29%	2.56%	2.56%		(1.97)%	$1,594	130%
Year Ended July 31, 2020(e)	$39.89	(0.63)	6.73	6.10	—	—		—	$45.99	15.30%	2.67%	2.67%		(1.53)%	$1,595	80%
Year Ended July 31, 2019(e)	$37.73	(0.43)	4.45	4.02	—	(1.86)		(1.86)	$39.89	12.34%	2.57%	2.57%		(1.13)%	$2,524	106%

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Subsequent to the issuance of the July 31, 2022 financial statements, $0.12 of the distribution was determined to be a return of capital.
(d)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Consumer Staples UltraSector ProFund†
Investor Class
Year Ended July 31, 2023	$83.25	0.70	(10.89)	(10.19)	—	—	—	$73.06	(12.25)%	2.41%	1.78%	0.98%	$3,518	173%
Year Ended July 31, 2022	$91.85	(0.44)	(3.77)	(4.21)	—	(4.39)	(4.39)	$83.25	(5.34)%	1.88%	1.78%	(0.48)%	$3,965	142%
Year Ended July 31, 2021(c)	$59.24	(0.31)	32.92	32.61	—	—	—	$91.85	55.06%	1.88%	1.78%	(0.40)%	$4,950	209%
Year Ended July 31, 2020(c)	$53.09	0.23	7.52	7.75	—	(1.60)	(1.60)	$59.24	14.68%	2.08%	1.78%	0.44%	$7,596	162%
Year Ended July 31, 2019(c)	$51.20	0.07	2.51	2.58	(0.69)	—	(0.69)	$53.09	5.40%	2.11%	1.91%	0.15%	$4,495	46%
Service Class
Year Ended July 31, 2023	$72.87	0.08	(9.63)	(9.55)	—	—	—	$63.32	(13.12)%	3.40%	2.77%	(0.01)%	$293	173%
Year Ended July 31, 2022	$81.66	(1.27)	(3.13)	(4.40)	—	(4.39)	(4.39)	$72.87	(6.25)%	2.88%	2.78%	(1.48)%	$241	142%
Year Ended July 31, 2021(c)	$53.19	(1.01)	29.48	28.47	—	—	—	$81.66	53.53%	2.88%	2.78%	(1.40)%	$441	209%
Year Ended July 31, 2020(c)	$48.29	(0.25)	6.75	6.50	—	(1.60)	(1.60)	$53.19	13.53%	3.08%	2.78%	(0.56)%	$457	162%
Year Ended July 31, 2019(c)	$46.44	(0.37)	2.36	1.99	(0.14)	—	(0.14)	$48.29	4.38%	3.09%	2.89%	(0.83)%	$391	46%
Energy UltraSector ProFund†
Investor Class
Year Ended July 31, 2023	$38.26	0.87	4.76	5.63	(0.77)	(0.43)	(1.20)	$42.69	14.73%	1.58%	1.58%	2.13%	$32,584	208%
Year Ended July 31, 2022	$19.35	0.44	18.84	19.28	(0.37)	—	(0.37)	$38.26	100.88%	1.51%	1.51%	1.47%	$42,754	117%
Year Ended July 31, 2021	$11.97	0.23	7.38	7.61	(0.23)	—	(0.23)	$19.35	64.47%	1.64%	1.64%	1.36%	$29,753	239%
Year Ended July 31, 2020	$29.28	0.29	(17.22)	(16.93)	(0.38)	—	(0.38)	$11.97	(58.57)%	1.87%	1.87%	1.61%	$11,544	40%
Year Ended July 31, 2019	$42.24	0.37	(12.87)	(12.50)	(0.46)	—	(0.46)	$29.28	(29.45)%	1.74%	1.74%	1.11%	$13,402	53%
Service Class
Year Ended July 31, 2023	$32.52	0.52	3.89	4.41	(0.26)	(0.43)	(0.69)	$36.24	13.56%	2.58%	2.58%	1.13%	$1,164	208%
Year Ended July 31, 2022	$16.49	0.18	16.02	16.20	(0.17)	—	(0.17)	$32.52	98.87%	2.51%	2.51%	0.47%	$2,284	117%
Year Ended July 31, 2021	$10.27	0.09	6.27	6.36	(0.14)	—	(0.14)	$16.49	62.71%	2.64%	2.64%	0.36%	$1,395	239%
Year Ended July 31, 2020	$25.07	0.14	(14.88)	(14.74)	(0.06)	—	(0.06)	$10.27	(58.92)%	2.87%	2.87%	0.61%	$626	40%
Year Ended July 31, 2019	$36.03	0.08	(10.96)	(10.88)	(0.08)	—	(0.08)	$25.07	(30.16)%	2.74%	2.74%	0.11%	$730	53%

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Europe 30 ProFund
Investor Class
Year Ended July 31, 2023	$12.98	0.28	1.12	1.40	(0.47)	(0.47)	$13.91	10.95%		2.85%	1.78%	2.12%	$4,431	716%
Year Ended July 31, 2022	$13.97	0.23	(1.10)	(0.87)	(0.12)	(0.12)	$12.98	(6.25)%		2.32%	1.78%	1.68%	$4,540	954%
Year Ended July 31, 2021	$10.91	0.13	3.23	3.36	(0.30)	(0.30)	$13.97	31.39%		2.15%	1.78%	1.03%	$3,190	522%
Year Ended July 31, 2020	$12.56	0.16	(1.70)	(1.54)	(0.11)	(0.11)	$10.91	(12.42)%		2.20%	1.78%	1.35%	$4,306	1,122%
Year Ended July 31, 2019	$14.58	0.25	(0.86)	(0.61)	(1.41)	(1.41)	$12.56	(3.95	)%(c)	2.23%	1.78%	1.96%	$4,997	1,311%
Service Class
Year Ended July 31, 2023	$14.05	0.14	1.22	1.36	(0.19)	(0.19)	$15.22	9.82%		3.85%	2.78%	1.12%	$207	716%
Year Ended July 31, 2022	$15.25	0.08	(1.16)	(1.08)	(0.12)	(0.12)	$14.05	(7.11)%		3.32%	2.78%	0.68%	$187	954%
Year Ended July 31, 2021	$11.90	(0.01)	3.54	3.53	(0.18)	(0.18)	$15.25	30.05%		3.15%	2.78%	0.03%	$212	522%
Year Ended July 31, 2020	$13.74	0.03	(1.87)	(1.84)	—	—	$11.90	(13.46)%		3.20%	2.78%	0.35%	$159	1,122%
Year Ended July 31, 2019	$15.32	0.11	(0.83)	(0.72)	(0.86)	(0.86)	$13.74	(4.80	)%(c)	3.23%	2.78%	0.96%	$265	1,311%
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2023	$13.81	0.33	0.22	0.55	—	—	$14.36	3.91%		4.53%	1.78%	2.37%	$1,422	—
Year Ended July 31, 2022	$16.23	(0.23)	(2.19)	(2.42)	—	—	$13.81	(14.85)%		4.94%	1.78%	(1.53)%	$750	—
Year Ended July 31, 2021	$16.41	(0.29)	0.11	(0.18)	—	—	$16.23	(1.10)%		3.20%	1.78%	(1.77)%	$1,240	—
Year Ended July 31, 2020	$15.97	(0.12)	0.56	0.44	—	—	$16.41	2.76%		5.66%	1.78%	(0.78)%	$1,230	—
Year Ended July 31, 2019	$17.03	0.08	(1.14)	(1.06)	—	—	$15.97	(6.22)%		2.98%	1.78%	0.48%	$1,000	—
Service Class
Year Ended July 31, 2023	$12.44	0.21	0.11	0.32	—	—	$12.76	2.82%		5.53%	2.78%	1.37%	$3	—
Year Ended July 31, 2022	$14.71	(0.37)	(1.90)	(2.27)	—	—	$12.44	(15.80)%		5.94%	2.78%	(2.53)%	$3	—
Year Ended July 31, 2021	$15.05	(0.44)	0.10	(0.34)	—	—	$14.71	(2.12)%		4.20%	2.78%	(2.77)%	$2	—
Year Ended July 31, 2020	$14.81	(0.27)	0.51	0.24	—	—	$15.05	1.82%		6.66%	2.78%	(1.78)%	$2	—
Year Ended July 31, 2019	$15.93	(0.08)	(1.04)	(1.12)	—	—	$14.81	(7.09)%		3.98%	2.78%	(0.52)%	$7	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$26.94	0.12	0.67	0.79	—	—		—	$27.73	2.89	%(c)	2.18%	1.89%	0.49%	$4,428	68%
Year Ended July 31, 2022	$32.99	(0.13)	(3.52)	(3.65)	—	(2.40	)(d)	(2.40)	$26.94	(12.30)%		1.73%	1.72%	(0.41)%	$5,211	306%
Year Ended July 31, 2021	$19.18	(0.11)	13.92	13.81	—	—		—	$32.99	72.00%		1.79%	1.75%	(0.38)%	$11,499	650%
Year Ended July 31, 2020	$24.82	0.03	(5.21)	(5.18)	(0.46)	—		(0.46)	$19.18	(21.40)%		1.87%	1.84%	0.13%	$4,239	271%
Year Ended July 31, 2019	$23.18	0.13	1.51	1.64	—	—		—	$24.82	7.07%		1.72%	1.72%	0.56%	$39,881	394%
Service Class
Year Ended July 31, 2023	$22.14	(0.09)	0.51	0.42	—	—		—	$22.56	1.90	%(c)	3.18%	2.89%	(0.51)%	$335	68%
Year Ended July 31, 2022	$27.76	(0.40)	(2.82)	(3.22)	—	(2.40	)(d)	(2.40)	$22.14	(13.15)%		2.73%	2.72%	(1.41)%	$535	306%
Year Ended July 31, 2021	$16.31	(0.33)	11.78	11.45	—	—		—	$27.76	70.20%		2.79%	2.75%	(1.38)%	$675	650%
Year Ended July 31, 2020	$21.11	(0.16)	(4.48)	(4.64)	(0.16)	—		(0.16)	$16.31	(22.20)%		2.87%	2.84%	(0.87)%	$443	271%
Year Ended July 31, 2019	$19.91	(0.07)	1.27	1.20	—	—		—	$21.11	5.97%		2.72%	2.72%	(0.44)%	$1,326	394%
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$99.80	0.46	(1.44)	(0.98)	—	—		—	$98.82	(0.99	)%(e)	1.73%	1.73%	0.48%	$13,229	77%
Year Ended July 31, 2022	$106.01	(0.51)	(5.70)	(6.21)	—	—		—	$99.80	(5.85)%		1.61%	1.61%	(0.50)%	$16,631	110%
Year Ended July 31, 2021	$75.52	(0.50)	30.99	30.49	—	—		—	$106.01	40.37%		1.73%	1.73%	(0.59)%	$40,753	226%
Year Ended July 31, 2020	$61.57	(0.19)	14.17	13.98	(0.03)	—		(0.03)	$75.52	22.71%		1.78%	1.78%	(0.28)%	$46,004	201%
Year Ended July 31, 2019	$60.66	0.10	0.83	0.93	(0.02)	—		(0.02)	$61.57	1.54%		1.58%	1.58%	0.16%	$14,650	226%
Service Class
Year Ended July 31, 2023	$80.71	(0.32)	(1.27)	(1.59)	—	—		—	$79.12	(1.98	)%(e)	2.73%	2.73%	(0.52)%	$1,153	77%
Year Ended July 31, 2022	$86.59	(1.35)	(4.53)	(5.88)	—	—		—	$80.71	(6.79)%		2.61%	2.61%	(1.50)%	$1,075	110%
Year Ended July 31, 2021	$62.29	(1.19)	25.49	24.30	—	—		—	$86.59	39.03%		2.71%	2.71%	(1.57)%	$1,213	226%
Year Ended July 31, 2020	$51.25	(0.73)	11.77	11.04	—	—		—	$62.29	21.54%		2.74%	2.74%	(1.24)%	$1,180	201%
Year Ended July 31, 2019	$50.97	(0.40)	0.68	0.28	—	—		—	$51.25	0.55%		2.55%	2.55%	(0.81)%	$1,328	226%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.97%.
(d)	Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(e)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$46.85	0.19	5.54	5.73	—		—	$52.58	12.21%	2.30%	1.78%	0.42%	$8,515	264%
Year Ended July 31, 2022	$61.05	(0.40)	(11.73)	(12.13)	(2.07	)(c)	(2.07)	$46.85	(20.49)%	1.88%	1.75%	(0.70)%	$3,354	174%
Year Ended July 31, 2021	$36.50	(0.44)	24.99	24.55	—		—	$61.05	67.26%	1.86%	1.78%	(0.84)%	$19,362	427%
Year Ended July 31, 2020(d)	$39.16	(0.09)	(2.57)	(2.66)	—		—	$36.50	(6.78)%	2.12%	1.87%	(0.23)%	$4,033	57%
Year Ended July 31, 2019(d)	$36.86	(0.04)	2.34	2.30	—		—	$39.16	6.22%	1.84%	1.84%	(0.10)%	$9,520	485%
Service Class
Year Ended July 31, 2023	$39.45	(0.19)	4.55	4.36	—		—	$43.81	11.05%	3.30%	2.78%	(0.58)%	$244	264%
Year Ended July 31, 2022	$52.23	(0.85)	(9.86)	(10.71)	(2.07	)(c)	(2.07)	$39.45	(21.29)%	2.88%	2.75%	(1.70)%	$276	174%
Year Ended July 31, 2021	$31.55	(0.89)	21.57	20.68	—		—	$52.23	65.58%	2.86%	2.78%	(1.84)%	$404	427%
Year Ended July 31, 2020(d)	$34.18	(0.42)	(2.21)	(2.63)	—		—	$31.55	(7.69)%	3.12%	2.87%	(1.23)%	$226	57%
Year Ended July 31, 2019(d)	$32.50	(0.35)	2.03	1.68	—		—	$34.18	5.16%	2.84%	2.84%	(1.10)%	$962	485%
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$28.60	(0.13)	7.68	7.55	—		—	$36.15	26.40%	1.55%	1.55%	(0.47)%	$84,071	24%
Year Ended July 31, 2022	$79.79	(0.68)	(39.88)	(40.56)	(10.63)		(10.63)	$28.60	(57.90)%	1.48%	1.48%	(1.28)%	$76,762	26%
Year Ended July 31, 2021(e)	$66.20	(0.95)	28.88	27.93	(14.34)		(14.34)	$79.79	45.51%	1.52%	1.52%	(1.34)%	$224,716	55%
Year Ended July 31, 2020(e)	$49.72	(0.46)	17.00	16.54	(0.06)		(0.06)	$66.20	33.31%	1.60%	1.60%	(0.97)%	$206,228	59%
Year Ended July 31, 2019(e)	$46.29	(0.34)	3.78	3.43	—		—	$49.72	7.43%	1.50%	1.50%	(0.75)%	$209,745	61%
Service Class
Year Ended July 31, 2023	$18.65	(0.30)	4.99	4.69	—		—	$23.34	25.15%	2.55%	2.55%	(1.47)%	$4,133	24%
Year Ended July 31, 2022	$56.65	(1.05)	(26.32)	(27.37)	(10.63)		(10.63)	$18.65	(58.32)%	2.48%	2.48%	(2.28)%	$3,642	26%
Year Ended July 31, 2021(e)	$50.74	(1.49)	21.74	20.25	(14.34)		(14.34)	$56.65	44.07%	2.52%	2.52%	(2.34)%	$14,190	55%
Year Ended July 31, 2020(e)	$38.50	(0.83)	13.13	12.30	(0.06)		(0.06)	$50.74	32.01%	2.60%	2.60%	(1.97)%	$9,906	59%
Year Ended July 31, 2019(e)	$36.20	(0.70)	3.00	2.30	—		—	$38.50	6.35%	2.50%	2.50%	(1.75)%	$10,311	61%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(d)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(e)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2023	$129.16	(0.70)	7.93	7.23	—	(2.15)	(2.15)	$134.24	5.98%		1.82%	1.82%	(0.60)%	$12,856	322%
Year Ended July 31, 2022	$146.04	(1.19)	(14.13)	(15.32)	—	(1.56)	(1.56)	$129.16	(10.69	)%(c)	1.57%	1.57%	(0.84)%	$11,048	756%
Year Ended July 31, 2021	$111.89	(0.81)	39.10	38.29	—	(4.14)	(4.14)	$146.04	34.95%		1.59%	1.59%	(0.66)%	$31,409	297%
Year Ended July 31, 2020	$95.94	(0.33)	20.61	20.28	—	(4.33)	(4.33)	$111.89	21.78%		1.69%	1.69%	(0.34)%	$50,145	358%
Year Ended July 31, 2019	$90.85	(0.12)	6.68	6.56	—	(1.47)	(1.47)	$95.94	7.56%		1.61%	1.61%	(0.14)%	$22,113	536%
Service Class
Year Ended July 31, 2023	$103.18	(1.63)	6.26	4.63	—	(2.15)	(2.15)	$105.66	4.94%		2.81%	2.81%	(1.59)%	$1,179	322%
Year Ended July 31, 2022	$118.11	(2.33)	(11.04)	(13.37)	—	(1.56)	(1.56)	$103.18	(11.56	)%(c)	2.56%	2.56%	(1.83)%	$1,234	756%
Year Ended July 31, 2021	$92.09	(1.83)	31.99	30.16	—	(4.14)	(4.14)	$118.11	33.61%		2.58%	2.58%	(1.66)%	$1,467	297%
Year Ended July 31, 2020	$80.47	(1.14)	17.09	15.95	—	(4.33)	(4.33)	$92.09	20.53%		2.69%	2.69%	(1.34)%	$1,014	358%
Year Ended July 31, 2019	$77.22	(0.89)	5.61	4.72	—	(1.47)	(1.47)	$80.47	6.50%		2.61%	2.61%	(1.14)%	$3,894	536%
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2023	$82.34	0.15	12.10	12.25	(0.14)	—	(0.14)	$94.45	14.90%		1.94%	1.87%	0.19%	$5,469	647%
Year Ended July 31, 2022	$84.34	0.38	(1.79)	(1.41)	(0.59)	—	(0.59)	$82.34	(1.72)%		1.65%	1.65%	0.45%	$18,196	1,059%
Year Ended July 31, 2021	$63.28	0.47	20.59	21.06	—	—	—	$84.34	33.28%		1.71%	1.71%	0.63%	$4,334	769%
Year Ended July 31, 2020	$66.30	0.64	(3.66)	(3.02)	—	—	—	$63.28	(4.55)%		1.75%	1.75%	0.94%	$4,704	481%
Year Ended July 31, 2019	$66.02	0.45	2.05	2.50	—	(2.22)	(2.22)	$66.30	4.38%		1.80%	1.77%	0.71%	$11,810	1,011%
Service Class
Year Ended July 31, 2023	$71.84	(0.58)	10.45	9.87	—	—	—	$81.71	13.72%		2.94%	2.87%	(0.81)%	$2,541	647%
Year Ended July 31, 2022	$73.84	(0.36)	(1.64)	(2.00)	—	—	—	$71.84	(2.69)%		2.65%	2.65%	(0.55)%	$1,784	1,059%
Year Ended July 31, 2021	$55.95	(0.19)	18.08	17.89	—	—	—	$73.84	31.97%		2.71%	2.71%	(0.37)%	$1,855	769%
Year Ended July 31, 2020	$59.23	0.05	(3.33)	(3.28)	—	—	—	$55.95	(5.54)%		2.75%	2.75%	(0.06)%	$1,421	481%
Year Ended July 31, 2019	$59.82	(0.12)	1.75	1.63	—	(2.22)	(2.22)	$59.23	3.37%		2.80%	2.77%	(0.29)%	$1,233	1,011%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Materials UltraSector ProFund†
Investor Class
Year Ended July 31, 2023	$92.29	0.69	16.47	17.16	—	—	—	$109.45	18.58%	2.07%	1.82%		0.72%	$8,535	188%
Year Ended July 31, 2022	$101.46	(0.29)	(8.88)	(9.17)	—	—	—	$92.29	(9.03)%	1.93%	1.89%		(0.28)%	$4,652	194%
Year Ended July 31, 2021	$63.17	(0.16)	38.67	38.51	(0.01)	(0.21)	(0.22)	$101.46	61.04%	1.82%	1.78%		(0.19)%	$10,709	698%
Year Ended July 31, 2020	$63.98	0.08	(0.89)	(0.81)	—	—	—	$63.17	(1.25)%	2.43%	1.85%		0.15%	$2,897	62%
Year Ended July 31, 2019	$74.26	0.12	(10.40)	(10.28)	—	—	—	$63.98	(13.84)%	2.15%	2.05	%(c)	0.19%	$4,637	179%
Service Class
Year Ended July 31, 2023	$79.82	(0.15)	14.04	13.89	—	—	—	$93.71	17.37%	3.07%	2.82%		(0.28)%	$961	188%
Year Ended July 31, 2022	$88.60	(1.18)	(7.60)	(8.78)	—	—	—	$79.82	(9.91)%	2.93%	2.89%		(1.28)%	$510	194%
Year Ended July 31, 2021	$55.74	(0.92)	33.99	33.07	—	(0.21)	(0.21)	$88.60	59.44%	2.82%	2.78%		(1.19)%	$983	698%
Year Ended July 31, 2020	$57.02	(0.44)	(0.84)	(1.28)	—	—	—	$55.74	(2.24)%	3.43%	2.85%		(0.85)%	$278	62%
Year Ended July 31, 2019	$66.85	(0.45)	(9.38)	(9.83)	—	—	—	$57.02	(14.72)%	3.15%	3.05	%(c)	(0.81)%	$316	179%
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2023	$88.50	(0.60)	7.15	6.55	—	(2.65)	(2.65)	$92.40	7.83%	2.20%	1.82%		(0.71)%	$28,388	382%
Year Ended July 31, 2022	$128.38	(1.19)	(11.75)	(12.94)	—	(26.94)	(26.94)	$88.50	(13.02)%	2.35%	2.04	%(c)	(1.19)%	$2,708	197%
Year Ended July 31, 2021	$96.99	(0.78)	35.25	34.47	—	(3.08)	(3.08)	$128.38	35.95%	1.69%	1.69%		(0.74)%	$3,719	233%
Year Ended July 31, 2020	$94.01	(0.79)	3.77	2.98	—	—	—	$96.99	3.17%	1.77%	1.77%		(0.88)%	$38,215	457%
Year Ended July 31, 2019	$93.83	(0.40)	0.58	0.18	—	—	—	$94.01	0.19%	1.73%	1.73%		(0.44)%	$17,792	385%
Service Class
Year Ended July 31, 2023	$66.59	(1.24)	5.38	4.14	—	(2.65)	(2.65)	$68.08	6.77%	3.20%	2.82%		(1.71)%	$543	382%
Year Ended July 31, 2022	$104.06	(2.01)	(8.52)	(10.53)	—	(26.94)	(26.94)	$66.59	(13.90)%	3.35%	3.04	%(c)	(2.19)%	$522	197%
Year Ended July 31, 2021	$79.88	(1.74)	29.00	27.26	—	(3.08)	(3.08)	$104.06	34.61%	2.69%	2.69%		(1.74)%	$782	233%
Year Ended July 31, 2020	$78.22	(1.56)	3.22	1.66	—	—	—	$79.88	2.12%	2.77%	2.77%		(1.88)%	$780	457%
Year Ended July 31, 2019	$78.84	(1.15)	0.53	(0.62)	—	—	—	$78.22	(0.79)%	2.73%	2.73%		(1.44)%	$2,315	385%

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2023	$102.00	0.42	8.00	(c)	8.42	—		—	—	$110.42	8.24	%(d)	1.92%	1.78%		0.45%	$3,576	767%
Year Ended July 31, 2022	$112.82	(0.80)	(7.51)		(8.31)	—		(2.51)	(2.51)	$102.00	(7.57	)%(e)	1.95%	1.82%		(0.76)%	$3,106	18%
Year Ended July 31, 2021	$78.62	(1.05)	35.48		34.43	—		(0.23)	(0.23)	$112.82	43.91%		1.83%	1.83%		(1.06)%	$6,198	107%
Year Ended July 31, 2020	$87.39	(0.41)	(4.01)		(4.42)	(0.08)		(4.27)	(4.35)	$78.62	(5.52)%		1.97%	1.97	%(f)	(0.52)%	$4,207	238%
Year Ended July 31, 2019	$91.18	0.02	(1.59)		(1.57)	(0.05)		(2.17)	(2.22)	$87.39	(1.25)%		1.67%	1.67%		0.03%	$7,025	43%
Service Class
Year Ended July 31, 2023	$80.67	(0.38)	6.16	(c)	5.78	—		—	—	$86.45	7.16	%(d)	2.92%	2.78%		(0.55)%	$781	767%
Year Ended July 31, 2022	$90.61	(1.66)	(5.77)		(7.43)	—		(2.51)	(2.51)	$80.67	(8.47	)%(e)	2.95%	2.82%		(1.76)%	$795	18%
Year Ended July 31, 2021	$63.84	(1.86)	28.86		27.00	—		(0.23)	(0.23)	$90.61	42.47%		2.83%	2.83%		(2.06)%	$816	107%
Year Ended July 31, 2020	$72.34	(1.07)	(3.16)		(4.23)	—		(4.27)	(4.27)	$63.84	(6.45)%		2.97%	2.97	%(f)	(1.52)%	$556	238%
Year Ended July 31, 2019	$76.62	(0.69)	(1.42)		(2.11)	—		(2.17)	(2.17)	$72.34	(2.23)%		2.67%	2.67%		(0.97)%	$2,655	43%
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2023	$93.28	0.06	8.38	(c)	8.44	—		—	—	$101.72	9.04	%(g)	2.09%	1.78%		0.07%	$2,321	495%
Year Ended July 31, 2022	$95.91	0.19	(1.93	)(c)	(1.74)	—		(0.89)	(0.89)	$93.28	(1.86	)%(h)	1.85%	1.78%		0.21%	$21,740	512%
Year Ended July 31, 2021	$62.48	0.10	33.50		33.60	(0.17)		—	(0.17)	$95.91	53.86%		1.86%	1.78%		0.13%	$4,856	772%
Year Ended July 31, 2020	$73.65	0.20	(11.06)		(10.86)	(0.31	)(i)	—	(0.31)	$62.48	(14.82	)%(j)	2.10%	1.78%		0.29%	$4,189	322%
Year Ended July 31, 2019	$78.08	0.08	(2.04)		(1.96)	(0.11)		(2.36)	(2.47)	$73.65	(1.94)%		1.78%	1.78%		0.11%	$5,554	708%
Service Class
Year Ended July 31, 2023	$74.33	(0.68)	6.61	(c)	5.93	—		—	—	$80.26	7.96	%(g)	3.09%	2.78%		(0.93)%	$577	495%
Year Ended July 31, 2022	$77.37	(0.57)	(1.58	)(c)	(2.15)	—		(0.89)	(0.89)	$74.33	(2.84	)%(h)	2.85%	2.78%		(0.79)%	$620	512%
Year Ended July 31, 2021	$50.79	(0.57)	27.15		26.58	—		—	—	$77.37	52.35%		2.86%	2.78%		(0.87)%	$649	772%
Year Ended July 31, 2020	$60.23	(0.36)	(9.08)		(9.44)	—		—	—	$50.79	(15.67	)%(j)	3.10%	2.78%		(0.71)%	$417	322%
Year Ended July 31, 2019	$64.88	(0.52)	(1.77)		(2.29)	—		(2.36)	(2.36)	$60.23	(2.89)%		2.78%	2.78%		(0.89)%	$587	708%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.
(e)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(h)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(i)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.05 of the distribution was determined to be a return of capital.
(j)	During the year ended July 31, 2020, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

See accompanying notes to the financial statements.

Financial Highlights :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2023	$115.16	1.45	21.21	22.66	—	—	—	$137.82	19.68%	1.52%	1.52%		1.32%	$125,665	136%
Year Ended July 31, 2022	$139.20	(1.27)	(19.08)	(20.35)	—	(3.69)	(3.69)	$115.16	(15.20)%	1.46%	1.46%		(0.97)%	$48,382	635%
Year Ended July 31, 2021	$104.21	(1.20)	37.52	36.32	—	(1.33)	(1.33)	$139.20	35.07%	1.48%	1.48%		(1.01)%	$153,313	440%
Year Ended July 31, 2020	$76.83	(0.54)	28.66	28.12	—	(0.74)	(0.74)	$104.21	36.83%	1.56%	1.56%		(0.65)%	$108,633	39%
Year Ended July 31, 2019	$71.37	0.02	5.44	5.46	—	—	—	$76.83	7.65%	1.52%	1.52%		0.03%	$101,799	15%
Service Class
Year Ended July 31, 2023	$90.41	0.58	16.10	16.68	—	—	—	$107.09	18.44%	2.52%	2.52%		0.32%	$7,960	136%
Year Ended July 31, 2022	$111.10	(2.30)	(14.70)	(17.00)	—	(3.69)	(3.69)	$90.41	(16.03)%	2.46%	2.46%		(1.97)%	$6,964	635%
Year Ended July 31, 2021	$84.23	(2.15)	30.35	28.20	—	(1.33)	(1.33)	$111.10	33.74%	2.48%	2.48%		(2.01)%	$7,473	440%
Year Ended July 31, 2020	$62.84	(1.22)	23.35	22.13	—	(0.74)	(0.74)	$84.23	35.48%	2.55%	2.55%		(1.64)%	$8,412	39%
Year Ended July 31, 2019	$58.96	(0.56)	4.44	3.88	—	—	—	$62.84	6.58%	2.51%	2.51%		(0.96)%	$5,884	15%
Oil & Gas Equipment & Services UltraSector ProFund†
Investor Class
Year Ended July 31, 2023	$77.29	0.11	46.78	46.89	—	—	—	$124.18	60.67%	1.68%	1.68%		0.12%	$14,708	255%
Year Ended July 31, 2022	$61.47	(0.51)	16.33	15.82	—	—	—	$77.29	25.74%	1.65%	1.65%		(0.69)%	$13,020	218%
Year Ended July 31, 2021(c)	$36.47	(0.47)	25.55	25.08	(0.08)	—	(0.08)	$61.47	68.77%	1.73%	1.71%		(0.80)%	$15,229	727%
Year Ended July 31, 2020(c)(d)	$166.00	0.20	(129.73)	(129.53)	—	—	—	$36.47	(78.03)%	2.12%	1.86%		0.73%	$9,408	396%
Year Ended July 31, 2019(c)(d)	$403.70	(1.28)	(232.26)	(233.54)	(4.16)	—	(4.16)	$166.00	(57.83)%	2.09%	2.09	%(e)	(0.61)%	$6,205	248%
Service Class
Year Ended July 31, 2023	$68.41	(0.71)	41.15	40.44	—	—	—	$108.85	59.09%	2.68%	2.68%		(0.88)%	$3,223	255%
Year Ended July 31, 2022	$54.96	(1.20)	14.65	13.45	—	—	—	$68.41	24.49%	2.65%	2.65%		(1.69)%	$1,247	218%
Year Ended July 31, 2021(c)	$32.90	(0.95)	23.01	22.06	—	—	—	$54.96	67.15%	2.73%	2.71%		(1.80)%	$621	727%
Year Ended July 31, 2020(c)(d)	$151.47	(0.04)	(118.53)	(118.57)	—	—	—	$32.90	(78.28)%	3.12%	2.86%		(0.27)%	$353	396%
Year Ended July 31, 2019(c)(d)	$362.87	(3.20)	(208.20)	(211.40)	— (f)	—	— (f)	$151.47	(58.27)%	3.09%	3.09	%(e)	(1.61)%	$373	248%

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(d)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$28.86	0.16	(1.95)		(1.79)	—		—	—	$27.07	(6.20)%	2.21%	1.78%	0.62%	$3,451	272%
Year Ended July 31, 2022	$30.56	(0.06)	(0.41	)(c)	(0.47)	—		(1.23)	(1.23)	$28.86	(1.71)%	2.13%	1.78%	(0.20)%	$3,828	185%
Year Ended July 31, 2021	$22.94	(0.09)	7.81		7.72	—		(0.10)	(0.10)	$30.56	33.74%	2.27%	1.78%	(0.33)%	$3,961	204%
Year Ended July 31, 2020	$20.75	(0.04)	2.23		2.19	—		—	—	$22.94	10.55%	2.32%	1.84%	(0.18)%	$3,735	137%
Year Ended July 31, 2019	$26.29	0.01	(4.71)		(4.70)	(0.04)		(0.80)	(0.84)	$20.75	(17.69)%	1.97%	1.86%	0.06%	$5,039	223%
Service Class
Year Ended July 31, 2023	$24.14	(0.06)	(1.64)		(1.70)	—		—	—	$22.44	(7.08)%	3.21%	2.78%	(0.38)%	$460	272%
Year Ended July 31, 2022	$26.02	(0.31)	(0.34	)(c)	(0.65)	—		(1.23)	(1.23)	$24.14	(2.69)%	3.13%	2.78%	(1.20)%	$289	185%
Year Ended July 31, 2021	$19.74	(0.32)	6.70		6.38	—		(0.10)	(0.10)	$26.02	32.41%	3.27%	2.78%	(1.33)%	$318	204%
Year Ended July 31, 2020	$18.03	(0.23)	1.94		1.71	—		—	—	$19.74	9.48%	3.32%	2.84%	(1.18)%	$300	137%
Year Ended July 31, 2019	$23.16	(0.20)	(4.13)		(4.33)	—		(0.80)	(0.80)	$18.03	(18.53)%	2.97%	2.86%	(0.94)%	$435	223%
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$40.36	0.49	6.33		6.82	—	(d)	—	— (d)	$47.18	16.90%	1.63%	1.63%	1.09%	$25,671	128%
Year Ended July 31, 2022	$65.60	0.19	(25.43)		(25.24)	—		—	—	$40.36	(38.48)%	1.53%	1.53%	0.33%	$18,455	94%
Year Ended July 31, 2021	$89.95	(0.28)	(24.07)		(24.35)	—		—	—	$65.60	(27.07)%	1.59%	1.59%	(0.39)%	$35,750	128%
Year Ended July 31, 2020	$41.21	(0.38)	49.12		48.74	—		—	—	$89.95	118.27%	1.64%	1.64%	(0.73)%	$43,584	148%
Year Ended July 31, 2019	$32.32	(0.02)	8.91		8.89	—		—	—	$41.21	27.51%	1.62%	1.62%	(0.07)%	$29,785	228%
Service Class
Year Ended July 31, 2023	$33.94	0.11	5.23		5.34	—		—	—	$39.28	15.70%	2.63%	2.63%	0.09%	$1,077	128%
Year Ended July 31, 2022	$55.73	(0.32)	(21.47)		(21.79)	—		—	—	$33.94	(39.08)%	2.53%	2.53%	(0.67)%	$1,280	94%
Year Ended July 31, 2021	$77.19	(0.88)	(20.58)		(21.46)	—		—	—	$55.73	(27.80)%	2.59%	2.59%	(1.39)%	$1,755	128%
Year Ended July 31, 2020	$35.72	(0.83)	42.30		41.47	—		—	—	$77.19	116.10%	2.64%	2.64%	(1.73)%	$1,557	148%
Year Ended July 31, 2019	$28.31	(0.29)	7.70		7.41	—		—	—	$35.72	26.17%	2.62%	2.62%	(1.07)%	$1,131	228%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$50.52	0.08	(10.40)	(10.32)	(0.22)		(1.25)	(1.47)	$38.73	(20.29)%		2.30%	2.10	%(c)	0.21%	$4,639	75%
Year Ended July 31, 2022	$63.02	(0.20)	(4.17)	(4.37)	(0.56)		(7.57)	(8.13)	$50.52	(8.99	)%(d)	1.55%	1.55%		(0.32)%	$6,793	253%
Year Ended July 31, 2021	$42.23	(0.18)	20.97	20.79	—		—	—	$63.02	49.23%		1.86%	1.81%		(0.33)%	$34,877	175%
Year Ended July 31, 2020	$51.60	(0.10)	(7.77)	(7.87)	(1.50	)(e)	—	(1.50)	$42.23	(15.54)%		1.80%	1.79%		(0.20)%	$4,991	217%
Year Ended July 31, 2019	$45.14	0.81	6.47	7.28	(0.82)		—	(0.82)	$51.60	16.49%		1.62%	1.62%		1.71%	$25,665	345%
Service Class
Year Ended July 31, 2023	$47.21	(0.29)	(9.71)	(10.00)	—		(1.25)	(1.25)	$35.96	(21.07)%		3.30%	3.10	%(c)	(0.79)%	$276	75%
Year Ended July 31, 2022	$59.52	(0.75)	(3.90)	(4.65)	(0.09)		(7.57)	(7.66)	$47.21	(9.89	)%(d)	2.55%	2.55%		(1.32)%	$534	253%
Year Ended July 31, 2021	$40.28	(0.66)	19.90	19.24	—		—	—	$59.52	47.77%		2.86%	2.81%		(1.33)%	$964	175%
Year Ended July 31, 2020	$49.28	(0.58)	(7.38)	(7.96)	(1.04	)(e)	—	(1.04)	$40.28	(16.39)%		2.80%	2.79%		(0.12)%	$341	217%
Year Ended July 31, 2019	$42.78	0.37	6.19	6.56	(0.06)		—	(0.06)	$49.28	15.35%		2.62%	2.62%		0.71%	$1,007	345%
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2023	$31.43	0.71	6.73	7.44	—		—	—	$38.87	23.67%		1.61%	1.61%		1.97%	$11,272	—
Year Ended July 31, 2022	$25.21	(0.28)	6.50	6.22	—		—	—	$31.43	24.67%		1.52%	1.52%		(0.96)%	$44,874	—
Year Ended July 31, 2021	$21.80	(0.43)	3.84	3.41	—		—	—	$25.21	15.64%		1.71%	1.69%		(1.68)%	$9,091	—
Year Ended July 31, 2020	$35.49	(0.17)	(13.10)	(13.27)	(0.42)		—	(0.42)	$21.80	(37.79)%		1.89%	1.88%		(0.60)%	$6,105	—
Year Ended July 31, 2019	$41.55	0.27	(6.33)	(6.06)	—		—	—	$35.49	(14.58)%		1.56%	1.56%		0.67%	$30,192	—
Service Class
Year Ended July 31, 2023	$27.36	0.39	5.74	6.13	—		—	—	$33.49	22.40%		2.61%	2.61%		0.97%	$1,593	—
Year Ended July 31, 2022	$22.15	(0.53)	5.74	5.21	—		—	—	$27.36	23.47%		2.52%	2.52%		(1.96)%	$1,173	—
Year Ended July 31, 2021	$19.35	(0.67)	3.47	2.80	—		—	—	$22.15	14.52%		2.71%	2.69%		(2.68)%	$680	—
Year Ended July 31, 2020	$31.42	(0.44)	(11.63)	(12.07)	—		—	—	$19.35	(38.41)%		2.89%	2.88%		(1.60)%	$87	—
Year Ended July 31, 2019	$37.17	(0.09)	(5.66)	(5.75)	—		—	—	$31.42	(15.47)%		2.56%	2.56%		(0.33)%	$209	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(d)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.
(e)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.60 and $0.42 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

See accompanying notes to the financial statements.

278 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2023	$13.45	0.29	1.49	1.78	—	—	—	$15.23	13.23%	2.33%	1.78%	1.98%	$2,035	—
Year Ended July 31, 2022	$12.32	(0.17)	1.30	1.13	—	—	—	$13.45	9.17%	2.62%	1.78%	(1.31)%	$2,933	—
Year Ended July 31, 2021	$12.02	(0.22)	0.52	0.30	—	—	—	$12.32	2.50%	2.69%	1.78%	(1.77)%	$1,832	—
Year Ended July 31, 2020	$14.16	(0.09)	(1.97)	(2.06)	(0.08)	—	(0.08)	$12.02	(14.62)%	2.66%	1.85%	(0.71)%	$1,773	—
Year Ended July 31, 2019	$15.46	0.06	(1.36)	(1.30)	—	—	—	$14.16	(8.41)%	1.79%	1.74%	0.38%	$2,683	—
Service Class
Year Ended July 31, 2023	$12.26	0.15	1.33	1.48	—	—	—	$13.74	12.07%	3.33%	2.78%	0.98%	$528	—
Year Ended July 31, 2022	$11.34	(0.29)	1.21	0.92	—	—	—	$12.26	8.11%	3.62%	2.78%	(2.31)%	$762	—
Year Ended July 31, 2021	$11.18	(0.34)	0.50	0.16	—	—	—	$11.34	1.43%	3.69%	2.78%	(2.77)%	$121	—
Year Ended July 31, 2020	$13.22	(0.22)	(1.82)	(2.04)	—	—	—	$11.18	(15.43)%	3.66%	2.85%	(1.71)%	$82	—
Year Ended July 31, 2019	$14.57	(0.08)	(1.27)	(1.35)	—	—	—	$13.22	(9.27)%	2.79%	2.74%	(0.62)%	$288	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2023	$30.65	0.56	(0.72)	(0.16)	—	(0.66)	(0.66)	$29.83	(0.52)%	1.82%	1.78%	1.82%	$9,097	—
Year Ended July 31, 2022	$27.16	(0.38)	3.87	3.49	—	—	—	$30.65	12.85%	1.82%	1.78%	(1.32)%	$46,695	—
Year Ended July 31, 2021	$27.99	(0.48)	(0.35)	(0.83)	—	—	—	$27.16	(2.97)%	2.13%	1.78%	(1.77)%	$6,264	—
Year Ended July 31, 2020	$29.59	(0.24)	(1.28)	(1.52)	(0.08)	—	(0.08)	$27.99	(5.15)%	1.97%	1.78%	(0.82)%	$7,263	—
Year Ended July 31, 2019	$27.81	0.08	1.82	1.90	—	(0.12)	(0.12)	$29.59	6.85%	1.87%	1.81%	0.28%	$12,437	—
Service Class
Year Ended July 31, 2023	$26.56	0.29	(0.71)	(0.42)	—	(0.66)	(0.66)	$25.48	(1.56)%	2.82%	2.78%	0.82%	$97	—
Year Ended July 31, 2022	$23.77	(0.63)	3.42	2.79	—	—	—	$26.56	11.70%	2.82%	2.78%	(2.32)%	$182	—
Year Ended July 31, 2021	$24.74	(0.72)	(0.25)	(0.97)	—	—	—	$23.77	(3.92)%	3.13%	2.78%	(2.77)%	$52	—
Year Ended July 31, 2020	$26.34	(0.50)	(1.10)	(1.60)	—	—	—	$24.74	(6.07)%	2.97%	2.78%	(1.82)%	$63	—
Year Ended July 31, 2019	$25.02	(0.18)	1.62	1.44	—	(0.12)	(0.12)	$26.34	5.77%	2.87%	2.81%	(0.72)%	$144	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

Financial Highlights :: 279

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$92.94	0.43	66.80	67.23	—	—	—	$160.17	72.32%	1.56%	1.56%	0.45%	$127,520	72%
Year Ended July 31, 2022	$118.09	(0.68)	(17.85)	(18.53)	—	(6.62)	(6.62)	$92.94	(17.93)%	1.49%	1.49%	(0.59)%	$64,313	53%
Year Ended July 31, 2021	$63.61	(0.58)	55.06	54.48	—	—	—	$118.09	85.65%	1.58%	1.58%	(0.63)%	$79,845	70%
Year Ended July 31, 2020	$46.14	0.06	18.69	18.75	(0.02)	(1.26)	(1.28)	$63.61	42.27%	1.65%	1.65%	0.11%	$51,355	169%
Year Ended July 31, 2019	$61.56	0.34	(2.58)	(2.24)	(0.53)	(12.65)	(13.18)	$46.14	5.55%	1.55%	1.55%	0.69%	$64,715	106%
Service Class
Year Ended July 31, 2023	$68.34	(0.28)	48.56	48.28	—	—	—	$116.62	70.62%	2.56%	2.56%	(0.55)%	$6,648	72%
Year Ended July 31, 2022	$88.98	(1.57)	(12.45)	(14.02)	—	(6.62)	(6.62)	$68.34	(18.76)%	2.49%	2.49%	(1.59)%	$4,254	53%
Year Ended July 31, 2021	$48.41	(1.29)	41.86	40.57	—	—	—	$88.98	83.81%	2.58%	2.58%	(1.63)%	$5,376	70%
Year Ended July 31, 2020	$35.79	(0.34)	14.22	13.88	—	(1.26)	(1.26)	$48.41	40.81%	2.65%	2.65%	(0.89)%	$2,187	169%
Year Ended July 31, 2019	$51.46	(0.04)	(2.98)	(3.02)	—	(12.65)	(12.65)	$35.79	4.49%	2.55%	2.55%	(0.31)%	$1,984	106%
Short Energy ProFund†
Investor Class
Year Ended July 31, 2023	$17.57	0.34	(2.96)	(2.62)	—	—	—	$14.95	(14.91)%	3.63%	1.78%	2.14%	$635	—
Year Ended July 31, 2022	$32.82	(0.29)	(14.96)	(15.25)	—	—	—	$17.57	(46.47)%	3.74%	1.78%	(1.28)%	$2,135	—
Year Ended July 31, 2021	$55.89	(0.85)	(22.22)	(23.07)	—	—	—	$32.82	(41.28)%	3.16%	1.78%	(1.76)%	$418	—
Year Ended July 31, 2020	$46.83	(0.46)	9.65	9.19	(0.13)	—	(0.13)	$55.89	19.69%	2.84%	1.78%	(0.84)%	$2,804	—
Year Ended July 31, 2019	$39.19	0.19	7.45	7.64	—	—	—	$46.83	19.49%	3.34%	1.78%	0.43%	$2,115	—
Service Class
Year Ended July 31, 2023	$16.20	0.19	(2.80)	(2.61)	—	—	—	$13.59	(15.81)%	4.63%	2.78%	1.14%	$2	—
Year Ended July 31, 2022	$30.52	(0.53)	(13.79)	(14.32)	—	—	—	$16.20	(46.97)%	4.74%	2.78%	(2.28)%	$12	—
Year Ended July 31, 2021	$52.45	(1.25)	(20.68)	(21.93)	—	—	—	$30.52	(41.81)%	4.15%	2.77%	(2.75)%	$25	—
Year Ended July 31, 2020	$44.39	(0.99)	9.05	8.06	—	—	—	$52.45	18.63%	3.84%	2.78%	(1.84)%	$32	—
Year Ended July 31, 2019	$37.27	(0.24)	7.36	7.12	—	—	—	$44.39	18.39%	4.34%	2.78%	(0.57)%	$3	—

†	As described in Note 1, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

280 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Short Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2023(c)	$74.03	1.38	(14.72)	(13.34)	—	—	$60.69	(18.04)%	1.78%	1.78%	1.77%	$3,051	—
Year Ended July 31, 2022(c)	$71.44	(0.85)	3.44 (d)	2.59	—	—	$74.03	3.64%	1.81%	1.78%	(1.13)%	$79,796	—
Year Ended July 31, 2021(c)	$104.36	(1.55)	(31.37)	(32.92)	—	—	$71.44	(31.63)%	2.02%	1.78%	(1.76)%	$1,764	—
Year Ended July 31, 2020(c)(e)	$167.29	(0.90)	(61.58)	(62.48)	(0.45)	(0.45)	$104.36	(37.32)%	2.01%	1.78%	(1.00)%	$2,400	—
Year Ended July 31, 2019(c)(e)	$186.52	0.80	(20.03)	(19.23)	—	—	$167.29	(10.40)%	2.37%	1.78%	0.46%	$4,429	—
Service Class
Year Ended July 31, 2023(c)	$64.86	0.71	(12.85)	(12.14)	—	—	$52.72	(18.72)%	2.78%	2.78%	0.77%	$86	—
Year Ended July 31, 2022(c)	$63.39	(1.50)	2.97 (d)	1.47	—	—	$64.86	2.29%	2.81%	2.78%	(2.13)%	$241	—
Year Ended July 31, 2021(c)	$93.34	(2.30)	(27.65)	(29.95)	—	—	$63.39	(32.26)%	3.02%	2.78%	(2.76)%	$111	—
Year Ended July 31, 2020(c)(e)	$150.75	(1.65)	(55.76)	(57.41)	—	—	$93.34	(37.93)%	3.01%	2.78%	(2.00)%	$320	—
Year Ended July 31, 2019(c)(e)	$169.79	(0.80)	(18.24)	(19.04)	—	—	$150.75	(11.19)%	3.37%	2.78%	(0.54)%	$788	—
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2023	$17.45	0.34	(3.75)	(3.41)	—	—	$14.04	(19.54)%	2.38%	1.78%	2.26%	$3,236	—
Year Ended July 31, 2022	$14.83	(0.22)	2.84	2.62	—	—	$17.45	17.67%	2.79%	1.78%	(1.45)%	$2,072	—
Year Ended July 31, 2021	$14.53	(0.27)	0.57	0.30	—	—	$14.83	2.06%	2.86%	1.78%	(1.76)%	$2,144	—
Year Ended July 31, 2020	$32.94	(0.12)	(18.02)	(18.14)	(0.27)	(0.27)	$14.53	(55.43)%	2.97%	1.78%	(0.47)%	$1,564	—
Year Ended July 31, 2019	$42.91	0.20	(10.17)	(9.97)	—	—	$32.94	(23.23)%	2.13%	1.78%	0.47%	$4,649	—
Service Class
Year Ended July 31, 2023	$16.80	0.19	(3.59)	(3.40)	—	—	$13.40	(20.13)%	3.38%	2.78%	1.26%	$19	—
Year Ended July 31, 2022	$14.43	(0.37)	2.74	2.37	—	—	$16.80	16.35%	3.79%	2.78%	(2.45)%	$17	—
Year Ended July 31, 2021	$14.31	(0.42)	0.54	0.12	—	—	$14.43	0.84%	3.86%	2.78%	(2.76)%	$14	—
Year Ended July 31, 2020	$32.41	(0.36)	(17.74)	(18.10)	—	—	$14.31	(55.85)%	3.97%	2.78%	(1.47)%	$65	—
Year Ended July 31, 2019	$42.65	(0.22)	(10.02)	(10.24)	—	—	$32.41	(24.01)%	3.13%	2.78%	(0.53)%	$26	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2023	$8.10	0.21	0.83		1.04	—	—	$9.14	12.84%	3.19%	1.78%	2.29%	$1,817	—
Year Ended July 31, 2022	$8.19	(0.10)	0.01	(c)	(0.09)	—	—	$8.10	(1.10)%	5.81%	1.78%	(1.28)%	$1,875	—
Year Ended July 31, 2021	$11.45	(0.19)	(3.07)		(3.26)	—	—	$8.19	(28.47)%	4.69%	1.78%	(1.76)%	$515	—
Year Ended July 31, 2020	$12.89	(0.14)	(1.30)		(1.44)	—	—	$11.45	(11.17)%	4.05%	1.78%	(1.09)%	$1,720	—
Year Ended July 31, 2019	$14.61	0.06	(1.78)		(1.72)	—	—	$12.89	(11.77)%	3.76%	1.78%	0.40%	$1,199	—
Service Class
Year Ended July 31, 2023	$7.03	0.13	0.69		0.82	—	—	$7.85	11.66%	4.19%	2.78%	1.29%	$112	—
Year Ended July 31, 2022	$7.19	(0.17)	0.01	(c)	(0.16)	—	—	$7.03	(2.23)%	6.81%	2.78%	(2.28)%	$14	—
Year Ended July 31, 2021	$10.15	(0.28)	(2.68)		(2.96)	—	—	$7.19	(29.16)%	5.69%	2.78%	(2.76)%	$14	—
Year Ended July 31, 2020	$11.53	(0.25)	(1.13)		(1.38)	—	—	$10.15	(12.05)%	5.05%	2.78%	(2.09)%	$20	—
Year Ended July 31, 2019	$13.20	(0.07)	(1.60)		(1.67)	—	—	$11.53	(12.58)%	4.76%	2.78%	(0.60)%	$15	—
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2023(d)	$37.05	0.98	(3.54	)(c)	(2.56)	—	—	$34.49	(6.91)%	2.29%	1.78%	2.57%	$1,728	—
Year Ended July 31, 2022(d)	$34.71	(0.55)	2.89	(c)	2.34	—	—	$37.05	6.77%	2.26%	1.78%	(1.56)%	$1,412	—
Year Ended July 31, 2021(d)	$57.13	(0.75)	(21.67)		(22.42)	—	—	$34.71	(39.23)%	3.63%	1.78%	(1.77)%	$1,089	—
Year Ended July 31, 2020(d)	$65.49	(0.65)	(7.21)		(7.86)	(0.50)	(0.50)	$57.13	(12.09)%	3.28%	1.78%	(0.98)%	$1,802	—
Year Ended July 31, 2019(d)	$63.40	0.30	1.79		2.09	—	—	$65.49	3.31%	2.76%	1.78%	0.44%	$1,138	—
Service Class
Year Ended July 31, 2023(d)	$34.76	0.63	(3.30	)(c)	(2.67)	—	—	$32.09	(7.63)%	3.29%	2.78%	1.57%	$47	—
Year Ended July 31, 2022(d)	$32.93	(0.90)	2.73	(c)	1.83	—	—	$34.76	5.46%	3.26%	2.78%	(2.56)%	$162	—
Year Ended July 31, 2021(d)	$54.82	(1.15)	(20.74)		(21.89)	—	—	$32.93	(39.87)%	4.63%	2.78%	(2.77)%	$24	—
Year Ended July 31, 2020(d)	$62.98	(1.30)	(6.86)		(8.16)	—	—	$54.82	(13.02)%	4.28%	2.78%	(1.98)%	$33	—
Year Ended July 31, 2019(d)	$61.57	(0.35)	1.76		1.41	—	—	$62.98	2.27%	3.75%	2.77%	(0.55)%	$33	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 6, 2023.

See accompanying notes to the financial statements.

282 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2023	$102.43	(0.43)	2.47		2.04	(3.47)	(3.47)	$101.00	2.38	%(c)	2.16%	1.84%		(0.47)%	$3,818	239%
Year Ended July 31, 2022	$126.49	(0.96)	(13.02)		(13.98)	(10.08)	(10.08)	$102.43	(12.08	)%(d)	1.95%	1.92%		(0.87)%	$9,587	462%
Year Ended July 31, 2021	$86.21	(0.88)	41.16		40.28	—	—	$126.49	46.72%		1.60%	1.60%		(0.81)%	$9,062	659%
Year Ended July 31, 2020	$89.25	(0.66)	(2.38)		(3.04)	—	—	$86.21	(3.41)%		1.83%	1.83%		(0.80)%	$7,867	442%
Year Ended July 31, 2019	$99.63	(0.61)	(6.40)		(7.01)	(3.37)	(3.37)	$89.25	(6.53)%		1.65%	1.65%		(0.67)%	$10,121	474%
Service Class
Year Ended July 31, 2023	$79.28	(1.17)	1.89		0.72	(3.47)	(3.47)	$76.53	1.38	%(c)	3.16%	2.84%		(1.47)%	$485	239%
Year Ended July 31, 2022	$101.09	(1.86)	(9.87)		(11.73)	(10.08)	(10.08)	$79.28	(12.94	)%(d)	2.95%	2.92%		(1.87)%	$1,235	462%
Year Ended July 31, 2021	$69.60	(1.76)	33.25		31.49	—	—	$101.09	45.24%		2.60%	2.60%		(1.81)%	$833	659%
Year Ended July 31, 2020	$72.78	(1.36)	(1.82)		(3.18)	—	—	$69.60	(4.36)%		2.83%	2.83%		(1.80)%	$782	442%
Year Ended July 31, 2019	$82.80	(1.37)	(5.28)		(6.65)	(3.37)	(3.37)	$72.78	(7.46)%		2.65%	2.65%		(1.67)%	$1,905	474%
Small-Cap ProFund
Investor Class
Year Ended July 31, 2023	$98.02	0.64	4.84		5.48	—	—	$103.50	5.59	%(e)	2.76%	1.78%		0.69%	$5,370	546%
Year Ended July 31, 2022	$117.00	(1.20)	(17.78	)(f)	(18.98)	—	—	$98.02	(16.22	)%(g)	2.18%	1.78%		(1.10)%	$2,627	137%
Year Ended July 31, 2021	$78.58	(1.51)	39.93		38.42	—	—	$117.00	48.89%		2.03%	1.81%		(1.40)%	$9,241	115%
Year Ended July 31, 2020	$85.23	(0.78)	(5.87)		(6.65)	—	—	$78.58	(7.80	)%(h)	2.42%	2.07	%(i)	(0.98)%	$3,030	109%
Year Ended July 31, 2019	$90.80	(0.04)	(5.53)		(5.57)	—	—	$85.23	(6.13)%		1.77%	1.77%		(0.05)%	$8,261	11%
Service Class
Year Ended July 31, 2023	$79.51	(0.12)	3.74		3.62	—	—	$83.13	4.54	%(e)	3.76%	2.78%		(0.31)%	$348	546%
Year Ended July 31, 2022	$95.85	(2.09)	(14.25	)(f)	(16.34)	—	—	$79.51	(17.05	)%(g)	3.18%	2.78%		(2.10)%	$320	137%
Year Ended July 31, 2021	$65.02	(2.40)	33.23		30.83	—	—	$95.85	47.43%		3.03%	2.81%		(2.40)%	$668	115%
Year Ended July 31, 2020	$71.24	(1.45)	(4.77)		(6.22)	—	—	$65.02	(8.74	)%(h)	3.42%	3.07	%(i)	(1.98)%	$237	109%
Year Ended July 31, 2019	$76.65	(0.77)	(4.64)		(5.41)	—	—	$71.24	(7.05)%		2.77%	2.77%		(1.05)%	$408	11%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.
(d)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(e)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(h)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%.
(i)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 283

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2023	$100.64	(0.32)	4.07 (c)	3.75	—	(1.38)	(1.38)	$103.01	3.88	%(d)	2.00%	1.98	%(e)	(0.34)%	$2,765	510%
Year Ended July 31, 2022	$104.97	(0.02)	(4.11)	(4.13)	(0.20)	—	(0.20)	$100.64	(3.94)%		1.68%	1.68%		(0.02)%	$8,441	638%
Year Ended July 31, 2021	$64.53	0.11	40.33	40.44	—	—	—	$104.97	62.67%		1.61%	1.61%		0.12%	$14,775	547%
Year Ended July 31, 2020	$78.32	(0.16)	(13.57)	(13.73)	(0.06)	—	(0.06)	$64.53	(17.55)%		2.02%	2.02	%(e)	(0.22)%	$4,232	624%
Year Ended July 31, 2019	$98.51	(0.23)	(10.96)	(11.19)	—	(9.00)	(9.00)	$78.32	(9.96)%		1.74%	1.74%		(0.27)%	$5,380	427%
Service Class
Year Ended July 31, 2023	$80.51	(1.08)	3.23 (c)	2.15	—	(1.38)	(1.38)	$81.28	2.83	%(d)	3.00%	2.98	%(e)	(1.34)%	$520	510%
Year Ended July 31, 2022	$84.68	(0.86)	(3.31)	(4.17)	—	—	—	$80.51	(4.90)%		2.68%	2.68%		(1.02)%	$790	638%
Year Ended July 31, 2021	$52.57	(0.67)	32.78	32.11	—	—	—	$84.68	61.08%		2.61%	2.61%		(0.88)%	$770	547%
Year Ended July 31, 2020	$64.40	(0.74)	(11.09)	(11.83)	—	—	—	$52.57	(18.37)%		3.02%	3.02	%(e)	(1.22)%	$320	624%
Year Ended July 31, 2019	$83.80	(0.92)	(9.48)	(10.40)	—	(9.00)	(9.00)	$64.40	(10.83)%		2.74%	2.74%		(1.27)%	$429	427%
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$90.44	0.09	25.90	25.99	—	—	—	$116.43	28.72%		1.58%	1.58%		0.11%	$74,931	139%
Year Ended July 31, 2022	$124.76	(1.07)	(24.11)	(25.18)	—	(9.14)	(9.14)	$90.44	(22.70)%		1.48%	1.48%		(0.93)%	$44,187	51%
Year Ended July 31, 2021	$75.45	(0.90)	52.38	51.48	—	(2.17)	(2.17)	$124.76	69.21%		1.55%	1.55%		(0.97)%	$95,384	114%
Year Ended July 31, 2020(f)	$49.47	(0.29)	26.27	25.98	—	—	—	$75.45	52.51%		1.65%	1.65%		(0.51)%	$86,988	177%
Year Ended July 31, 2019(f)	$42.49	0.03	7.03	7.06	—	(0.08)	(0.08)	$49.47	16.70%		1.58%	1.58%		0.06%	$83,112	332%
Service Class
Year Ended July 31, 2023	$71.94	(0.58)	20.34	19.76	—	—	—	$91.70	27.45%		2.58%	2.58%		(0.89)%	$4,815	139%
Year Ended July 31, 2022	$101.80	(2.00)	(18.72)	(20.72)	—	(9.14)	(9.14)	$71.94	(23.48)%		2.48%	2.48%		(1.93)%	$3,393	51%
Year Ended July 31, 2021	$62.48	(1.70)	43.19	41.49	—	(2.17)	(2.17)	$101.80	67.57%		2.55%	2.55%		(1.97)%	$6,454	114%
Year Ended July 31, 2020(f)	$41.38	(0.75)	21.85	21.10	—	—	—	$62.48	50.97%		2.65%	2.65%		(1.51)%	$2,858	177%
Year Ended July 31, 2019(f)	$35.92	(0.34)	5.88	5.54	—	(0.08)	(0.08)	$41.38	15.53%		2.58%	2.58%		(0.94)%	$3,082	332%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

284 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraBear ProFund
Investor Class
Year Ended July 31, 2023	$20.70	0.50	(4.92)		(4.42)	—	—	—	$16.28	(21.35)%	1.82%	1.78%	2.44%	$9,454	—
Year Ended July 31, 2022	$21.42	(0.29)	(0.43	)(c)	(0.72)	—	—	—	$20.70	(3.36)%	1.97%	1.78%	(1.40)%	$11,191	—
Year Ended July 31, 2021(d)	$43.58	(0.53)	(21.48)		(22.01)	(0.15)	—	(0.15)	$21.42	(50.64)%	2.08%	1.78%	(1.77)%	$5,438	—
Year Ended July 31, 2020(d)	$76.76	(0.52)	(32.66)		(33.18)	—	—	—	$43.58	(43.20)%	2.04%	1.78%	(0.80)%	$9,880	—
Year Ended July 31, 2019(d)	$91.23	0.40	(14.87)		(14.47)	—	—	—	$76.76	(15.87)%	1.95%	1.84%	0.44%	$8,869	—
Service Class
Year Ended July 31, 2023	$18.33	0.40	(4.34)		(3.94)	—	—	—	$14.39	(21.58)%	2.38%	2.34%	1.88%	$22	—
Year Ended July 31, 2022	$19.19	(0.48)	(0.38	)(c)	(0.86)	—	—	—	$18.33	(4.43)%	2.97%	2.78%	(2.40)%	$10	—
Year Ended July 31, 2021(d)	$39.25	(0.81)	(19.25)		(20.06)	—	—	—	$19.19	(51.07)%	3.08%	2.78%	(2.77)%	$14	—
Year Ended July 31, 2020(d)	$69.86	(1.12)	(29.49)		(30.61)	—	—	—	$39.25	(43.81)%	3.04%	2.78%	(1.80)%	$72	—
Year Ended July 31, 2019(d)	$83.88	(0.44)	(13.58)		(14.02)	—	—	—	$69.86	(16.74)%	2.95%	2.84%	(0.56)%	$265	—
UltraBull ProFund
Investor Class
Year Ended July 31, 2023	$90.03	0.54	10.71		11.25	(0.02)	(7.07)	(7.09)	$94.19	15.56%	1.52%	1.52%	0.69%	$114,312	100%
Year Ended July 31, 2022	$112.96	(0.33)	(15.63)		(15.96)	—	(6.97)	(6.97)	$90.03	(14.96)%	1.46%	1.46%	(0.31)%	$101,714	16%
Year Ended July 31, 2021	$72.03	(0.46)	51.97		51.51	(0.41)	(10.17)	(10.58)	$112.96	77.44%	1.51%	1.51%	(0.51)%	$128,079	31%
Year Ended July 31, 2020	$67.93	0.06	4.37		4.43	(0.33)	—	(0.33)	$72.03	6.48%	1.60%	1.60%	0.09%	$99,875	151%
Year Ended July 31, 2019	$62.85	0.33	5.03		5.36	(0.06)	(0.22)	(0.28)	$67.93	8.54%	1.50%	1.50%	0.54%	$174,947	159%
Service Class
Year Ended July 31, 2023	$69.92	(0.06)	7.44		7.38	—	(7.07)	(7.07)	$70.23	14.41%	2.52%	2.52%	(0.31)%	$3,754	100%
Year Ended July 31, 2022	$90.15	(1.15)	(12.11)		(13.26)	—	(6.97)	(6.97)	$69.92	(15.80)%	2.46%	2.46%	(1.31)%	$2,036	16%
Year Ended July 31, 2021	$59.40	(1.20)	42.12		40.92	—	(10.17)	(10.17)	$90.15	75.68%	2.51%	2.51%	(1.51)%	$2,785	31%
Year Ended July 31, 2020	$56.36	(0.49)	3.53		3.04	—	—	—	$59.40	5.39%	2.60%	2.60%	(0.91)%	$1,808	151%
Year Ended July 31, 2019	$52.65	(0.17)	4.10		3.93	—	(0.22)	(0.22)	$56.36	7.46%	2.50%	2.50%	(0.46)%	$1,389	159%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 285

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraChina ProFund
Investor Class
Year Ended July 31, 2023(c)	$34.33	(0.17)	1.59	1.42	—	—	—	$35.75	4.23%	1.81%	1.81%	(0.59)%	$24,128	222%
Year Ended July 31, 2022(c)	$118.04	(0.20)	(83.51)	(83.71)	—	—	—	$34.33	(70.93)%	1.74%	1.74%	(0.37)%	$15,352	243%
Year Ended July 31, 2021(c)	$173.10	(2.30)	(52.76)	(55.06)	—	—	—	$118.04	(31.83)%	1.67%	1.67%	(1.05)%	$17,626	255%
Year Ended July 31, 2020(c)	$114.20	(0.50)	59.50	59.00	(0.10)	—	(0.10)	$173.10	51.69%	1.79%	1.79%	(0.42)%	$14,973	314%
Year Ended July 31, 2019(c)	$177.89	(0.10)	(63.59)	(63.69)	—	—	—	$114.20	(35.81)%	1.70%	1.70%	(0.05)%	$21,723	360%
Service Class
Year Ended July 31, 2023(c)	$29.87	(0.44)	1.35	0.91	—	—	—	$30.78	2.94%	2.80%	2.80%	(1.58)%	$1,208	222%
Year Ended July 31, 2022(c)	$103.68	(0.60)	(73.21)	(73.81)	—	—	—	$29.87	(71.17)%	2.74%	2.74%	(1.37)%	$788	243%
Year Ended July 31, 2021(c)	$153.59	(4.20)	(45.71)	(49.91)	—	—	—	$103.68	(32.49)%	2.67%	2.67%	(2.05)%	$423	255%
Year Ended July 31, 2020(c)	$102.33	(1.70)	52.96	51.26	—	—	—	$153.59	50.15%	2.79%	2.79%	(1.42)%	$2,654	314%
Year Ended July 31, 2019(c)	$161.06	(1.20)	(57.53)	(58.73)	—	—	—	$102.33	(36.50)%	2.70%	2.70%	(1.05)%	$405	360%
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2023	$54.64	0.50	5.99	6.49	—	—	—	$61.13	11.86%	1.62%	1.62%	0.94%	$29,992	31%
Year Ended July 31, 2022	$66.90	(0.08)	(7.91)	(7.99)	—	(4.27)	(4.27)	$54.64	(13.07)%	1.54%	1.54%	(0.14)%	$32,075	10%
Year Ended July 31, 2021	$39.32	(0.24)	28.83	28.59	—	(1.01)	(1.01)	$66.90	73.58%	1.59%	1.59%	(0.45)%	$39,210	16%
Year Ended July 31, 2020(d)	$47.25	0.11	(7.02)	(6.91)	(0.30)	(0.72)	(1.02)	$39.32	(15.15)%	1.72%	1.72%	0.26%	$26,124	6%
Year Ended July 31, 2019(d)	$43.77	0.30	3.52	3.82	(0.34)	—	(0.34)	$47.25	8.97%	1.62%	1.62%	0.68%	$38,924	1%
Service Class
Year Ended July 31, 2023	$45.93	0.06	4.89	4.95	—	—	—	$50.88	10.75%	2.60%	2.60%	(0.04)%	$1,131	31%
Year Ended July 31, 2022	$57.42	(0.62)	(6.60)	(7.22)	—	(4.27)	(4.27)	$45.93	(13.94)%	2.54%	2.54%	(1.14)%	$738	10%
Year Ended July 31, 2021	$34.20	(0.71)	24.94	24.23	—	(1.01)	(1.01)	$57.42	71.85%	2.59%	2.59%	(1.45)%	$1,203	16%
Year Ended July 31, 2020(d)	$41.33	(0.27)	(6.14)	(6.41)	—	(0.72)	(0.72)	$34.20	(15.95)%	2.72%	2.72%	(0.74)%	$648	6%
Year Ended July 31, 2019(d)	$38.31	(0.09)	3.11	3.02	—	—	—	$41.33	7.87%	2.62%	2.62%	(0.32)%	$732	1%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.
(d)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

286 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2023	$41.78	0.74	6.66	7.40	(0.39)	(0.39)	$48.79	17.98%		2.04%	1.82%		1.81%		$8,199	292%
Year Ended July 31, 2022	$79.62	0.57	(38.41)	(37.84)	—	—	$41.78	(47.53	)%(c)	1.99%	1.92%		1.00%		$5,666	265%
Year Ended July 31, 2021	$62.20	(0.56)	17.98	17.42	—	—	$79.62	28.02%		1.78%	1.77%		(0.64)%		$8,976	211%
Year Ended July 31, 2020	$51.58	— (d)	10.62	10.62	—	—	$62.20	20.59	%(e)	1.94%	1.85%		—	%(f)	$13,176	240%
Year Ended July 31, 2019	$63.07	0.05	(11.25)	(11.20)	(0.29)	(0.29)	$51.58	(17.70)%		1.84%	1.84%		0.10%		$12,846	137%
Service Class
Year Ended July 31, 2023	$37.48	0.38	5.88	6.26	—	—	$43.74	16.73%		3.04%	2.82%		0.81%		$123	292%
Year Ended July 31, 2022	$72.13	0.02	(34.67)	(34.65)	—	—	$37.48	(48.05	)%(c)	2.99%	2.92%		—	%(f)	$95	265%
Year Ended July 31, 2021	$56.90	(1.36)	16.59	15.23	—	—	$72.13	26.78%		2.78%	2.77%		(1.64)%		$345	211%
Year Ended July 31, 2020	$47.65	(0.47)	9.72	9.25	—	—	$56.90	19.41	%(e)	2.94%	2.85%		(1.00)%		$353	240%
Year Ended July 31, 2019	$58.50	(0.44)	(10.41)	(10.85)	—	—	$47.65	(18.55)%		2.84%	2.84%		(0.90)%		$213	137%
UltraInternational ProFund
Investor Class
Year Ended July 31, 2023	$14.71	0.38	2.52	2.90	—	—	$17.61	19.71%		2.27%	1.78%		2.49%		$5,184	—
Year Ended July 31, 2022	$21.26	(0.29)	(6.26)	(6.55)	—	—	$14.71	(30.81)%		2.82%	1.78%		(1.55)%		$2,322	—
Year Ended July 31, 2021	$13.16	(0.32)	8.42	8.10	—	—	$21.26	61.55%		2.31%	1.78%		(1.76)%		$3,101	—
Year Ended July 31, 2020	$15.58	(0.09)	(2.33)	(2.42)	—	—	$13.16	(15.53)%		2.61%	1.87%		(0.60)%		$4,078	—
Year Ended July 31, 2019	$17.99	0.03	(2.44)	(2.41)	—	—	$15.58	(13.40)%		2.30%	2.04	%(g)	0.16%		$2,989	—
Service Class
Year Ended July 31, 2023	$12.76	0.25	2.15	2.40	—	—	$15.16	18.72%		3.27%	2.78%		1.49%		$232	—
Year Ended July 31, 2022	$18.65	(0.46)	(5.43)	(5.89)	—	—	$12.76	(31.53)%		3.82%	2.78%		(2.55)%		$25	—
Year Ended July 31, 2021	$11.64	(0.48)	7.49	7.01	—	—	$18.65	60.22%		3.31%	2.78%		(2.76)%		$51	—
Year Ended July 31, 2020	$13.92	(0.22)	(2.06)	(2.28)	—	—	$11.64	(16.38)%		3.61%	2.87%		(1.60)%		$70	—
Year Ended July 31, 2019	$16.23	(0.11)	(2.20)	(2.31)	—	—	$13.92	(14.23)%		3.29%	3.03	%(g)	(0.83)%		$47	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(d)	Amount is less than $0.005.
(e)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.01%.
(f)	Amount is less than 0.005%.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 287

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraJapan ProFund
Investor Class
Year Ended July 31, 2023	$28.05	0.66	11.66	12.32	—	—	—	$40.37	43.92%		1.84%	1.78%	2.18%	$21,211	—
Year Ended July 31, 2022	$31.75	(0.45)	1.09	0.64	—	(4.34)	(4.34)	$28.05	(0.05)%		1.81%	1.78%	(1.56)%	$12,750	—
Year Ended July 31, 2021	$20.81	(0.56)	11.50	10.94	—	—	—	$31.75	52.57%		1.80%	1.78%	(1.77)%	$14,600	—
Year Ended July 31, 2020	$21.87	(0.17)	(0.89)	(1.06)	—	—	—	$20.81	(4.85)%		1.94%	1.86%	(0.77)%	$10,556	—
Year Ended July 31, 2019	$24.93	0.04	(2.61)	(2.57)	—	(0.49)	(0.49)	$21.87	(10.75)%		1.83%	1.83%	0.16%	$13,423	—
Service Class
Year Ended July 31, 2023	$22.60	0.42	9.19	9.61	—	—	—	$32.21	42.52%		2.81%	2.75%	1.21%	$675	—
Year Ended July 31, 2022	$26.53	(0.69)	1.10	0.41	—	(4.34)	(4.34)	$22.60	(1.04)%		2.81%	2.78%	(2.56)%	$115	—
Year Ended July 31, 2021	$17.56	(0.82)	9.79	8.97	—	—	—	$26.53	51.08%		2.80%	2.78%	(2.77)%	$143	—
Year Ended July 31, 2020	$18.64	(0.36)	(0.72)	(1.08)	—	—	—	$17.56	(5.79)%		2.94%	2.86%	(1.77)%	$109	—
Year Ended July 31, 2019	$21.52	(0.16)	(2.23)	(2.39)	—	(0.49)	(0.49)	$18.64	(11.63)%		2.83%	2.83%	(0.84)%	$258	—
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2023	$14.68	1.25	4.74	5.99	(1.51)	—	(1.51)	$19.16	44.70%		1.93%	1.93%	8.06%	$11,456	114%
Year Ended July 31, 2022	$19.08	1.13	(4.70)	(3.57)	(0.83)	—	(0.83)	$14.68	(18.44	)%(c)	1.73%	1.73%	6.86%	$9,583	141%
Year Ended July 31, 2021	$10.61	0.18	8.38	8.56	(0.09)	—	(0.09)	$19.08	80.78%		1.72%	1.72%	1.22%	$15,939	163%
Year Ended July 31, 2020	$31.86	0.28	(21.10)	(20.82)	(0.43)	—	(0.43)	$10.61	(66.27	)%(d)	1.71%	1.71%	1.46%	$15,724	237%
Year Ended July 31, 2019	$33.55	0.44	(1.66)	(1.22)	(0.47)	—	(0.47)	$31.86	(3.51)%		1.69%	1.69%	1.34%	$31,560	132%
Service Class
Year Ended July 31, 2023	$14.20	1.11	4.60	5.71	(1.31)	—	(1.31)	$18.60	43.62%		2.84%	2.84%	7.15%	$122	114%
Year Ended July 31, 2022	$18.34	0.97	(4.54)	(3.57)	(0.57)	—	(0.57)	$14.20	(19.32	)%(c)	2.73%	2.73%	5.86%	$108	141%
Year Ended July 31, 2021	$10.26	0.04	8.06	8.10	(0.02)	—	(0.02)	$18.34	78.96%		2.72%	2.72%	0.22%	$148	163%
Year Ended July 31, 2020	$30.71	0.12	(20.57)	(20.45)	—	—	—	$10.26	(66.59	)%(d)	2.70%	2.70%	0.47%	$98	237%
Year Ended July 31, 2019	$32.16	0.13	(1.58)	(1.45)	—	—	—	$30.71	(4.51)%		2.69%	2.69%	0.34%	$81	132%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.
(d)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.68%.

See accompanying notes to the financial statements.

288 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2023	$52.47	0.25	4.70	4.95	—	—	—	$57.42	9.41%	1.59%	1.59%	0.50%	$38,109	22%
Year Ended July 31, 2022	$66.78	(0.23)	(10.83)	(11.06)	—	(3.25)	(3.25)	$52.47	(17.57)%	1.51%	1.51%	(0.38)%	$43,761	28%
Year Ended July 31, 2021	$32.83	(0.33)	34.28	33.95	—	—	—	$66.78	103.44%	1.53%	1.53%	(0.62)%	$61,650	40%
Year Ended July 31, 2020	$44.23	(0.05)	(10.37)	(10.42)	(0.14)	(0.84)	(0.98)	$32.83	(24.24)%	1.66%	1.66%	(0.12)%	$30,383	63%
Year Ended July 31, 2019	$46.93	0.07	(2.72)	(2.65)	(0.01)	(0.04)	(0.05)	$44.23	(5.62)%	1.53%	1.53%	0.16%	$80,404	52%
Service Class
Year Ended July 31, 2023	$41.17	(0.14)	3.57	3.43	—	—	—	$44.60	8.33%	2.59%	2.59%	(0.50)%	$832	22%
Year Ended July 31, 2022	$53.58	(0.72)	(8.44)	(9.16)	—	(3.25)	(3.25)	$41.17	(18.40)%	2.51%	2.51%	(1.38)%	$859	28%
Year Ended July 31, 2021	$26.59	(0.75)	27.74	26.99	—	—	—	$53.58	101.47%	2.53%	2.53%	(1.61)%	$1,231	40%
Year Ended July 31, 2020	$36.24	(0.34)	(8.47)	(8.81)	—	(0.84)	(0.84)	$26.59	(24.99)%	2.66%	2.66%	(1.12)%	$636	63%
Year Ended July 31, 2019	$38.86	(0.28)	(2.30)	(2.58)	—	(0.04)	(0.04)	$36.24	(6.61)%	2.53%	2.53%	(0.84)%	$847	52%
UltraNasdaq-100 ProFund
Investor Class
Year Ended July 31, 2023	$58.68	0.19	17.02	17.21	—	(2.12)	(2.12)	$73.77	32.59%	1.53%	1.53%	0.37%	$773,820	60%
Year Ended July 31, 2022	$99.86	(0.71)	(26.13)	(26.84)	—	(14.34)	(14.34)	$58.68	(31.91)%	1.47%	1.47%	(0.87)%	$569,545	51%
Year Ended July 31, 2021(c)	$62.28	(0.82)	45.88	45.06	—	(7.48)	(7.48)	$99.86	76.50%	1.51%	1.51%	(1.05)%	$1,096,713	29%
Year Ended July 31, 2020(c)	$39.32	(0.26)	25.83	25.57	—	(2.61)	(2.61)	$62.28	67.62%	1.59%	1.59%	(0.58)%	$627,805	20%
Year Ended July 31, 2019(c)	$37.54	0.01	3.55	3.56	—	(1.78)	(1.78)	$39.32	9.42%	1.50%	1.50%	0.01%	$504,777	9%
Service Class
Year Ended July 31, 2023	$42.12	(0.18)	11.44	11.26	—	(2.12)	(2.12)	$51.26	31.25%	2.53%	2.53%	(0.63)%	$18,474	60%
Year Ended July 31, 2022	$76.18	(1.31)	(18.41)	(19.72)	—	(14.34)	(14.34)	$42.12	(32.60)%	2.47%	2.47%	(1.87)%	$14,120	51%
Year Ended July 31, 2021(c)	$49.32	(1.43)	35.77	34.34	—	(7.48)	(7.48)	$76.18	74.78%	2.51%	2.51%	(2.05)%	$23,558	29%
Year Ended July 31, 2020(c)	$31.89	(0.61)	20.65	20.04	—	(2.61)	(2.61)	$49.32	65.95%	2.59%	2.59%	(1.58)%	$15,438	20%
Year Ended July 31, 2019(c)	$31.05	(0.28)	2.90	2.62	—	(1.78)	(1.78)	$31.89	8.33%	2.50%	2.50%	(0.99)%	$12,014	9%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort China ProFund
Investor Class
Year Ended July 31, 2023	$12.64	0.24	(7.43)	(7.19)	—	—	$5.45	(56.88)%	3.47%	1.78%	2.71%	$3,071	—
Year Ended July 31, 2022	$17.80	(0.29)	(4.87)	(5.16)	—	—	$12.64	(28.99)%	2.57%	1.78%	(1.53)%	$1,470	—
Year Ended July 31, 2021	$20.11	(0.22)	(2.09)	(2.31)	—	—	$17.80	(11.49)%	4.54%	1.78%	(1.77)%	$2,341	—
Year Ended July 31, 2020	$47.15	(0.14)	(26.71)	(26.85)	(0.19)	(0.19)	$20.11	(57.12)%	2.83%	1.78%	(0.37)%	$625	—
Year Ended July 31, 2019	$40.80	0.24	6.11	6.35	—	—	$47.15	15.56%	2.45%	1.78%	0.50%	$3,534	—
Service Class
Year Ended July 31, 2023	$11.02	0.18	(6.47)	(6.29)	—	—	$4.73	(56.99)%	4.15%	2.46%	2.03%	$3	—
Year Ended July 31, 2022	$15.63	(0.46)	(4.15)	(4.61)	—	—	$11.02	(29.58)%	3.57%	2.78%	(2.53)%	$10	—
Year Ended July 31, 2021	$17.88	(0.34)	(1.91)	(2.25)	—	—	$15.63	(12.52)%	5.54%	2.78%	(2.77)%	$6	—
Year Ended July 31, 2020	$42.12	(0.48)	(23.76)	(24.24)	—	—	$17.88	(57.53)%	3.83%	2.78%	(1.37)%	$10	—
Year Ended July 31, 2019	$36.81	(0.19)	5.50	5.31	—	—	$42.12	14.43%	3.45%	2.78%	(0.50)%	$44	—
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2023	$20.36	0.44	(3.72)	(3.28)	—	—	$17.08	(16.11)%	2.70%	1.78%	2.26%	$3,001	—
Year Ended July 31, 2022	$20.44	(0.30)	0.22 (c)	(0.08)	—	—	$20.36	(0.39)%	2.65%	1.78%	(1.48)%	$2,491	—
Year Ended July 31, 2021(d)	$40.04	(0.49)	(19.11)	(19.60)	—	—	$20.44	(48.95)%	2.47%	1.78%	(1.77)%	$2,916	—
Year Ended July 31, 2020(d)	$60.15	(0.56)	(19.35)	(19.91)	(0.20)	(0.20)	$40.04	(33.21)%	2.17%	1.78%	(1.01)%	$5,293	—
Year Ended July 31, 2019(d)	$71.69	0.32	(11.86)	(11.54)	—	—	$60.15	(16.07)%	2.25%	1.78%	0.47%	$4,491	—
Service Class
Year Ended July 31, 2023	$17.62	0.28	(3.23)	(2.95)	—	—	$14.67	(16.74)%	3.60%	2.68%	1.36%	$44	—
Year Ended July 31, 2022	$17.86	(0.47)	0.23 (c)	(0.24)	—	—	$17.62	(1.34)%	3.65%	2.78%	(2.48)%	$156	—
Year Ended July 31, 2021(d)	$35.34	(0.74)	(16.74)	(17.48)	—	—	$17.86	(49.43)%	3.47%	2.78%	(2.77)%	$111	—
Year Ended July 31, 2020(d)	$53.45	(1.00)	(17.11)	(18.11)	—	—	$35.34	(33.91)%	3.17%	2.78%	(2.01)%	$316	—
Year Ended July 31, 2019(d)	$64.34	(0.28)	(10.61)	(10.89)	—	—	$53.45	(16.92)%	3.25%	2.78%	(0.53)%	$179	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

290 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2023	$28.93	0.63	(9.94)	(9.31)	—	—	$19.62	(32.18)%	3.67%	1.78%	2.28%	$312	—
Year Ended July 31, 2022	$23.19	(0.39)	6.13	5.74	—	—	$28.93	24.75%	3.73%	1.78%	(1.43)%	$1,247	—
Year Ended July 31, 2021(c)	$39.50	(0.45)	(15.86)	(16.31)	—	—	$23.19	(41.26)%	5.39%	1.78%	(1.77)%	$562	—
Year Ended July 31, 2020(c)	$75.75	(0.40)	(35.57)	(35.97)	(0.28)	(0.28)	$39.50	(47.64)%	2.90%	1.78%	(0.60)%	$974	—
Year Ended July 31, 2019(c)	$73.65	0.36	1.74	2.10	—	—	$75.75	2.88%	2.70%	1.78%	0.43%	$2,865	—
Service Class
Year Ended July 31, 2023	$25.83	0.39	(8.88)	(8.49)	—	—	$17.34	(32.86)%	4.67%	2.78%	1.28%	$13	—
Year Ended July 31, 2022	$20.93	(0.63)	5.53	4.90	—	—	$25.83	23.52%	4.73%	2.78%	(2.43)%	$31	—
Year Ended July 31, 2021(c)	$35.98	(0.69)	(14.36)	(15.05)	—	—	$20.93	(41.89)%	6.39%	2.78%	(2.77)%	$31	—
Year Ended July 31, 2020(c)	$69.37	(1.00)	(32.39)	(33.39)	—	—	$35.98	(48.10)%	3.90%	2.78%	(1.60)%	$62	—
Year Ended July 31, 2019(c)	$68.11	(0.40)	1.66	1.26	—	—	$69.37	1.82%	3.70%	2.78%	(0.57)%	$98	—
UltraShort International ProFund
Investor Class
Year Ended July 31, 2023	$26.52	0.55	(7.33)	(6.78)	—	—	$19.74	(25.57)%	2.45%	1.78%	2.19%	$2,569	—
Year Ended July 31, 2022	$22.38	(0.34)	4.48 (d)	4.14	—	—	$26.52	18.50%	2.60%	1.78%	(1.41)%	$2,640	—
Year Ended July 31, 2021(c)	$42.06	(0.51)	(19.17)	(19.68)	—	—	$22.38	(46.82)%	3.13%	1.78%	(1.77)%	$1,631	—
Year Ended July 31, 2020(c)	$54.21	(0.48)	(11.27)	(11.75)	(0.40)	(0.40)	$42.06	(21.67)%	2.83%	1.78%	(0.95)%	$2,445	—
Year Ended July 31, 2019(c)	$51.63	0.28	2.30	2.58	—	—	$54.21	4.96%	2.43%	1.78%	0.50%	$2,156	—
Service Class
Year Ended July 31, 2023	$23.51	0.34	(6.53)	(6.19)	—	—	$17.32	(26.31)%	3.45%	2.78%	1.19%	$4	—
Year Ended July 31, 2022	$20.04	(0.57)	4.04 (d)	3.47	—	—	$23.51	17.30%	3.60%	2.78%	(2.41)%	$6	—
Year Ended July 31, 2021(c)	$38.07	(0.78)	(17.25)	(18.03)	—	—	$20.04	(47.32)%	4.14%	2.79%	(2.78)%	$5	—
Year Ended July 31, 2020(c)	$49.12	(0.96)	(10.09)	(11.05)	—	—	$38.07	(22.48)%	3.83%	2.78%	(1.95)%	$10	—
Year Ended July 31, 2019(c)	$47.26	(0.24)	2.10	1.86	—	—	$49.12	3.89%	3.42%	2.77%	(0.49)%	$14	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 291

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2023	$10.18	0.19	(3.60)	(3.41)	—	—	$6.77	(33.50)%	7.36%	1.78%	2.30%	$961	—
Year Ended July 31, 2022	$12.53	(0.18)	(2.17)	(2.35)	—	—	$10.18	(18.75)%	10.76%	1.78%	(1.54)%	$199	—
Year Ended July 31, 2021	$22.23	(0.26)	(9.44)	(9.70)	—	—	$12.53	(43.63)%	8.91%	1.78%	(1.77)%	$233	—
Year Ended July 31, 2020	$32.34	(0.18)	(9.93)	(10.11)	—	—	$22.23	(31.26)%	4.87%	1.78%	(0.64)%	$842	—
Year Ended July 31, 2019	$32.76	0.06	(0.48)	(0.42)	—	—	$32.34	(1.28)%	5.49%	1.78%	0.18%	$1,010	—
Service Class
Year Ended July 31, 2023	$8.96	0.12	(3.20)	(3.08)	—	—	$5.88	(34.26)%	8.36%	2.78%	1.30%	$1	—
Year Ended July 31, 2022	$11.16	(0.28)	(1.92)	(2.20)	—	—	$8.96	(19.71)%	11.76%	2.78%	(2.54)%	$1	—
Year Ended July 31, 2021	$19.96	(0.37)	(8.43)	(8.80)	—	—	$11.16	(44.23)%	9.91%	2.78%	(2.77)%	$29	—
Year Ended July 31, 2020	$29.45	(0.44)	(9.05)	(9.49)	—	—	$19.96	(31.87)%	5.87%	2.78%	(1.64)%	$2	—
Year Ended July 31, 2019	$30.00	(0.23)	(0.32)	(0.55)	—	—	$29.45	(2.26)%	6.49%	2.78%	(0.82)%	$4	—
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2023	$9.18	0.17	(4.37)	(4.20)	—	—	$4.98	(45.75)%	3.95%	1.78%	2.42%	$1,721	—
Year Ended July 31, 2022	$10.27	(0.15)	(0.94)	(1.09)	—	—	$9.18	(10.61)%	4.14%	1.78%	(1.48)%	$1,796	—
Year Ended July 31, 2021	$27.67	(0.32)	(17.08)	(17.40)	—	—	$10.27	(62.88)%	3.28%	1.78%	(1.77)%	$804	—
Year Ended July 31, 2020	$27.71	(0.30)	0.35	0.05	(0.09)	(0.09)	$27.67	0.22%	2.31%	1.78%	(0.87)%	$3,138	—
Year Ended July 31, 2019	$35.01	0.16	(7.46)	(7.30)	—	—	$27.71	(20.85)%	2.42%	1.78%	0.53%	$4,681	—
Service Class
Year Ended July 31, 2023	$7.97	0.10	(3.79)	(3.69)	—	—	$4.28	(46.30)%	4.95%	2.78%	1.42%	$3	—
Year Ended July 31, 2022	$9.00	(0.25)	(0.78)	(1.03)	—	—	$7.97	(11.44)%	5.14%	2.78%	(2.48)%	$8	—
Year Ended July 31, 2021	$24.48	(0.47)	(15.01)	(15.48)	—	—	$9.00	(63.24)%	4.28%	2.78%	(2.77)%	$9	—
Year Ended July 31, 2020	$24.69	(0.69)	0.48	(0.21)	—	—	$24.48	(0.85)%	3.31%	2.78%	(1.87)%	$35	—
Year Ended July 31, 2019	$31.51	(0.12)	(6.70)	(6.82)	—	—	$24.69	(21.67)%	3.42%	2.78%	(0.47)%	$61	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

292 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2023(c)	$51.24	1.13	(11.75)	(10.62)	—	—	$40.62	(20.66)%	3.54%	1.78%	2.31%	$975	—
Year Ended July 31, 2022(c)	$53.58	(0.80)	(1.54)	(2.34)	—	—	$51.24	(4.48)%	3.56%	1.78%	(1.50)%	$1,424	—
Year Ended July 31, 2021(c)	$131.61	(1.40)	(76.63)	(78.03)	—	—	$53.58	(59.27)%	3.22%	1.78%	(1.77)%	$1,443	—
Year Ended July 31, 2020(c)	$198.15	(2.00)	(63.74)	(65.74)	(0.80)	(0.80)	$131.61	(33.28)%	2.94%	1.78%	(1.04)%	$2,728	—
Year Ended July 31, 2019(c)	$207.31	1.10	(10.26)	(9.16)	—	—	$198.15	(4.39)%	3.04%	1.78%	0.50%	$1,475	—
Service Class
Year Ended July 31, 2023(c)	$44.77	0.70	(10.37)	(9.67)	—	—	$35.10	(21.63)%	4.54%	2.78%	1.31%	$42	—
Year Ended July 31, 2022(c)	$47.28	(1.30)	(1.21)	(2.51)	—	—	$44.77	(5.29)%	4.56%	2.78%	(2.50)%	$53	—
Year Ended July 31, 2021(c)	$117.12	(2.10)	(67.74)	(69.84)	—	—	$47.28	(59.61)%	4.22%	2.78%	(2.77)%	$20	—
Year Ended July 31, 2020(c)	$177.19	(3.70)	(56.37)	(60.07)	—	—	$117.12	(33.92)%	3.94%	2.78%	(2.04)%	$21	—
Year Ended July 31, 2019(c)	$187.35	(0.80)	(9.36)	(10.16)	—	—	$177.19	(5.39)%	4.04%	2.78%	(0.50)%	$16	—
UltraShort Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2023(d)	$78.98	1.97	(32.53)	(30.56)	(0.02)	(0.02)	$48.40	(38.71)%	1.66%	1.66%	2.50%	$16,415	—
Year Ended July 31, 2022(d)	$78.50	(0.90)	1.38 (e)	0.48	—	—	$78.98	0.64%	1.68%	1.68%	(1.09)%	$100,824	—
Year Ended July 31, 2021(d)(f)	$179.00	(2.05)	(98.35)	(100.40)	(0.10)	(0.10)	$78.50	(55.87)%	1.78%	1.78%	(1.76)%	$9,281	—
Year Ended July 31, 2020(d)(f)	$507.75	(2.80)	(324.35)	(327.15)	(1.60)	(1.60)	$179.00	(64.81)%	1.82%	1.82%	(0.84)%	$9,454	—
Year Ended July 31, 2019(d)(f)	$654.46	3.20	(149.91)	(146.71)	—	—	$507.75	(22.43)%	1.77%	1.77%	0.51%	$14,948	—
Service Class
Year Ended July 31, 2023(d)	$73.94	1.23	(30.26)	(29.03)	—	—	$44.91	(39.26)%	2.64%	2.64%	1.52%	$69	—
Year Ended July 31, 2022(d)	$74.25	(1.60)	1.29 (e)	(0.31)	—	—	$73.94	(0.40)%	2.68%	2.68%	(2.09)%	$168	—
Year Ended July 31, 2021(d)(f)	$171.01	(3.20)	(93.56)	(96.76)	—	—	$74.25	(56.43)%	2.78%	2.78%	(2.76)%	$184	—
Year Ended July 31, 2020(d)(f)	$488.16	(6.40)	(310.75)	(317.15)	—	—	$171.01	(65.08)%	2.82%	2.82%	(1.84)%	$174	—
Year Ended July 31, 2019(d)(f)	$634.63	(2.40)	(144.07)	(146.47)	—	—	$488.16	(23.13)%	2.77%	2.77%	(0.49)%	$516	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.
(d)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 293

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2023	$8.06	0.20	(1.76)	(1.56)	—	—	—	$6.50	(19.35)%	2.19%	1.78%	2.47%	$5,009	—
Year Ended July 31, 2022	$7.27	(0.11)	0.90	0.79	—	—	—	$8.06	10.87%	2.32%	1.78%	(1.46)%	$4,194	—
Year Ended July 31, 2021	$20.12	(0.18)	(12.67)	(12.85)	—	—	—	$7.27	(63.87)%	2.10%	1.78%	(1.77)%	$8,081	—
Year Ended July 31, 2020	$30.78	(0.30)	(10.28)	(10.58)	(0.08)	—	(0.08)	$20.12	(34.44)%	2.16%	1.78%	(1.04)%	$7,746	—
Year Ended July 31, 2019	$29.84	0.16	0.78	0.94	—	—	—	$30.78	3.22%	3.14%	1.78%	0.50%	$4,541	—
Service Class
Year Ended July 31, 2023	$7.36	0.12	(1.62)	(1.50)	—	—	—	$5.86	(20.38)%	3.19%	2.78%	1.47%	$120	—
Year Ended July 31, 2022	$6.71	(0.18)	0.83	0.65	—	—	—	$7.36	9.69%	3.32%	2.78%	(2.46)%	$159	—
Year Ended July 31, 2021	$18.74	(0.28)	(11.75)	(12.03)	—	—	—	$6.71	(64.19)%	3.10%	2.78%	(2.77)%	$508	—
Year Ended July 31, 2020	$28.86	(0.57)	(9.55)	(10.12)	—	—	—	$18.74	(35.07)%	3.16%	2.78%	(2.04)%	$174	—
Year Ended July 31, 2019	$28.27	(0.16)	0.75	0.59	—	—	—	$28.86	2.16%	4.14%	2.78%	(0.50)%	$158	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2023	$60.08	0.28	1.88	2.16	—	—	—	$62.24	3.58%	1.67%	1.67%	0.51%	$50,344	97%
Year Ended July 31, 2022	$89.55	(0.55)	(28.92)	(29.47)	—	—	—	$60.08	(32.91)%	1.60%	1.60%	(0.72)%	$52,577	46%
Year Ended July 31, 2021	$41.81	(0.81)	48.55	47.74	—	—	—	$89.55	114.21%	1.62%	1.62%	(1.04)%	$100,147	27%
Year Ended July 31, 2020	$57.95	(0.25)	(15.89)	(16.14)	—	—	—	$41.81	(27.85)%	1.80%	1.80%	(0.52)%	$33,767	143%
Year Ended July 31, 2019	$68.79	0.13	(10.91)	(10.78)	(0.05)	(0.01)	(0.06)	$57.95	(15.64)%	1.60%	1.60%	0.23%	$62,102	77%
Service Class
Year Ended July 31, 2023	$48.18	(0.16)	1.38	1.22	—	—	—	$49.40	2.53%	2.67%	2.67%	(0.49)%	$183	97%
Year Ended July 31, 2022	$72.53	(1.19)	(23.16)	(24.35)	—	—	—	$48.18	(33.56)%	2.60%	2.60%	(1.72)%	$235	46%
Year Ended July 31, 2021	$34.20	(1.46)	39.79	38.33	—	—	—	$72.53	112.08%	2.62%	2.62%	(2.04)%	$994	27%
Year Ended July 31, 2020	$47.88	(0.64)	(13.04)	(13.68)	—	—	—	$34.20	(28.57)%	2.80%	2.80%	(1.52)%	$263	143%
Year Ended July 31, 2019	$57.34	(0.35)	(9.10)	(9.45)	—	(0.01)	(0.01)	$47.88	(16.47)%	2.60%	2.60%	(0.77)%	$460	77%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

294 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2023	$50.72	0.96	(11.24)	(10.28)	(0.75)		(0.75)	$39.69	(20.28)%		1.78%	1.78	%(c)	2.27%	$8,475	—
Year Ended July 31, 2022	$69.24	(0.77)	(17.75)	(18.52)	—		—	$50.72	(26.76)%		1.41%	1.41%		(1.24)%	$8,264	— (d)
Year Ended July 31, 2021	$85.98	(0.83)	(15.91)	(16.74)	—		—	$69.24	(19.47)%		1.51%	1.51%		(1.17)%	$24,182	99%
Year Ended July 31, 2020	$60.08	0.06	26.01	26.07	(0.17)		(0.17)	$85.98	43.48%		1.40%	1.40%		0.09%	$21,927	392%
Year Ended July 31, 2019	$52.14	0.61	7.94	8.55	(0.61)		(0.61)	$60.08	16.53%		1.34%	1.34%		1.14%	$23,791	503%
Service Class
Year Ended July 31, 2023	$45.48	0.58	(10.20)	(9.62)	(0.27)		(0.27)	$35.59	(21.13)%		2.78%	2.78	%(c)	1.27%	$122	—
Year Ended July 31, 2022	$62.71	(1.36)	(15.87)	(17.23)	—		—	$45.48	(27.49)%		2.41%	2.41%		(2.24)%	$587	— (d)
Year Ended July 31, 2021	$78.67	(1.50)	(14.46)	(15.96)	—		—	$62.71	(20.29)%		2.51%	2.51%		(2.17)%	$1,839	99%
Year Ended July 31, 2020	$55.37	(0.62)	23.92	23.30	—	(e)	— (e)	$78.67	42.11%		2.40%	2.40%		(0.91)%	$2,385	392%
Year Ended July 31, 2019	$48.09	0.12	7.24	7.36	(0.08)		(0.08)	$55.37	15.31%		2.34%	2.34%		0.14%	$2,605	503%
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2023	$70.17	0.81	(10.74)	(9.93)	(0.63)		(0.63)	$59.61	(14.25)%		1.86%	1.86%		1.29%	$6,553	53%
Year Ended July 31, 2022	$58.73	0.28	11.29	11.57	(0.13)		(0.13)	$70.17	19.73	%(f)	1.73%	1.73%		0.44%	$12,518	113%
Year Ended July 31, 2021	$51.44	0.09	7.52	7.61	(0.32	)(g)	(0.32)	$58.73	14.85%		2.06%	2.02	%(c)	0.17%	$8,418	95%
Year Ended July 31, 2020	$54.09	0.55	(2.16)	(1.61)	(1.04)		(1.04)	$51.44	(3.25)%		1.73%	1.73%		0.95%	$8,717	368%
Year Ended July 31, 2019	$45.64	0.71	8.04	8.75	(0.30)		(0.30)	$54.09	19.30%		1.72%	1.72%		1.41%	$31,558	406%
Service Class
Year Ended July 31, 2023	$64.64	0.23	(10.00)	(9.77)	—		—	$54.87	(15.11)%		2.86%	2.86%		0.29%	$289	53%
Year Ended July 31, 2022	$54.53	(0.32)	10.43	10.11	—		—	$64.64	18.54	%(f)	2.73%	2.73%		(0.56)%	$1,069	113%
Year Ended July 31, 2021	$47.93	(0.39)	6.99	6.60	—		—	$54.53	13.77%		3.01%	2.97	%(c)	(0.78)%	$368	95%
Year Ended July 31, 2020	$50.80	0.06	(2.01)	(1.95)	(0.92)		(0.92)	$47.93	(4.09)%		2.65%	2.65%		0.03%	$348	368%
Year Ended July 31, 2019	$42.98	0.26	7.56	7.82	—		—	$50.80	18.19%		2.67%	2.67%		0.46%	$1,265	406%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(d)	The portfolio turnover rate significantly decreased due to there being no sales or purchases of U.S. Treasury Obligations during the year.
(e)	Amount is less than $0.005.
(f)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.16%.
(g)	Subsequent to the issuance of the July 31, 2021 financial statements, $0.10 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Notes to Financial Statements

296 :: Notes to Financial Statements :: July 31, 2023

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Classic ProFunds:

Bull ProFund
Europe 30 ProFund
Large-Cap Growth ProFund
Large-Cap Value ProFund
Mid-Cap Growth ProFund
Mid-Cap ProFund
Mid-Cap Value ProFund
Nasdaq-100 ProFund
Small-Cap Growth ProFund
Small-Cap ProFund
Small-Cap Value ProFund

Ultra ProFunds:

UltraBull ProFund
UltraChina ProFund
UltraDow 30 ProFund
UltraEmerging Markets ProFund
UltraInternational ProFund
UltraJapan ProFund
UltraLatin America ProFund
UltraMid-Cap ProFund
UltraNasdaq-100 ProFund
UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund
Short Nasdaq-100 ProFund
Short Small-Cap ProFund
UltraBear ProFund
UltraShort China ProFund
UltraShort Dow 30 ProFund
UltraShort Emerging Markets ProFund
UltraShort International ProFund
UltraShort Japan ProFund
UltraShort Latin America ProFund
UltraShort Mid-Cap ProFund
UltraShort Nasdaq-100 ProFund
UltraShort Small-Cap ProFund

UltraSector ProFunds:

Banks UltraSector ProFund
Biotechnology UltraSector ProFund
Communication Services UltraSector ProFund
Consumer Discretionary UltraSector ProFund†
Consumer Staples UltraSector ProFund†
Energy UltraSector ProFund†
Financials UltraSector ProFund
Health Care UltraSector ProFund
Industrials UltraSector ProFund
Internet UltraSector ProFund
Materials UltraSector ProFund†
Oil & Gas Equipment & Services UltraSector ProFund†
Pharmaceuticals UltraSector ProFund
Precious Metals UltraSector ProFund
Real Estate UltraSector ProFund
Semiconductor UltraSector ProFund
Technology UltraSector ProFund
Utilities UltraSector ProFund

Inverse Sector ProFunds:

Short Energy ProFund†
Short Precious Metals ProFund
Short Real Estate ProFund

Non-Equity ProFunds:

Access Flex Bear High Yield ProFund
Access Flex High Yield ProFund
Falling U.S. Dollar ProFund
Rising Rates Opportunity ProFund
Rising Rates Opportunity 10 ProFund
Rising U.S. Dollar ProFund
U.S. Government Plus ProFund

†	On March 17, 2023 following the close of the market, changes were made to the underlying benchmark indices of certain UltraSector and Inverse Sector ProFunds. These changes to the benchmark indices resulted in corresponding name changes for certain UltraSector and Inverse Sector ProFunds. The current names of the respective ProFunds have been presented throughout the Schedules of Portfolio Investments, Financial Statements, these Notes to Financial Statements, and the accompanying supplemental data in this report, and have been annotated throughout

July 31, 2023 :: Notes to Financial Statements :: 297

with a " † " symbol. The following table presents both the ProFund's current name as well as the name by which each respective ProFund was formerly known:

Current Name:	Formerly Known as:

Consumer Discretionary UltraSector ProFund	Consumer Services UltraSector ProFund
Consumer Staples UltraSector ProFund	Consumer Goods UltraSector ProFund
Energy UltraSector ProFund	Oil & Gas UltraSector ProFund
Materials UltraSector ProFund	Basic Materials UltraSector ProFund
Oil & Gas Equipment & Services UltraSector ProFund	Oil Equipment & Services UltraSector ProFund
Short Energy ProFund	Short Oil & Gas ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class. The Large-Cap Growth ProFund may operate as "non-diversified", as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

298 :: Notes to Financial Statements :: July 31, 2023

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of July 31, 2023, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Credit Agricole, 5.18%, dated 7/31/23, due 8/7/23(1)	HSBC Securities (USA), Inc., 5.12%, dated 7/31/23, due 8/1/23(2)	RBC Capital Markets, LLC, 5.16%, dated 7/31/23, due 8/1/23(3)	Societe Generale, 5.18%, dated 7/31/23, due 8/1/23(4)	UMB Bank, N.A., 5.07%, dated 7/31/23, due 8/1/23(5)
Access Flex Bear High Yield ProFund	$407,000	$358,000	$388,000	$582,000	$159,000
Access Flex High Yield ProFund	1,707,000	1,503,000	1,625,000	2,438,000	661,000
Banks UltraSector ProFund	540,000	477,000	515,000	773,000	214,000
Bear ProFund	1,456,000	1,283,000	1,386,000	2,080,000	569,000
Biotechnology UltraSector ProFund	6,215,000	5,476,000	5,920,000	8,881,000	2,404,000
Bull ProFund	3,567,000	3,143,000	3,397,000	5,096,000	1,380,000
Communication Services UltraSector ProFund	383,000	336,000	363,000	547,000	156,000
Consumer Discretionary UltraSector ProFund	3,183,000	2,804,000	3,031,000	4,548,000	1,235,000
Consumer Staples UltraSector ProFund	169,000	150,000	161,000	243,000	71,000
Energy UltraSector ProFund	1,354,000	1,193,000	1,289,000	1,935,000	529,000
Europe 30 ProFund	8,000	7,000	7,000	11,000	6,000
Falling U.S. Dollar ProFund	329,000	289,000	313,000	470,000	133,000
Financials UltraSector ProFund	195,000	171,000	185,000	278,000	82,000
Health Care UltraSector ProFund	963,000	849,000	918,000	1,377,000	379,000
Industrials UltraSector ProFund	512,000	451,000	488,000	733,000	206,000
Internet UltraSector ProFund	4,335,000	3,819,000	4,128,000	6,192,000	1,678,000
Large-Cap Growth ProFund	1,000	1,000	1,000	2,000	3,000
Materials UltraSector ProFund	597,000	526,000	568,000	853,000	237,000
Mid-Cap Growth ProFund	17,000	15,000	17,000	25,000	9,000
Mid-Cap ProFund	289,000	255,000	276,000	414,000	115,000
Nasdaq-100 ProFund	17,057,000	15,026,000	16,244,000	24,367,000	6,590,000
Oil & Gas Equipment & Services UltraSector ProFund	1,068,000	941,000	1,017,000	1,526,000	418,000
Pharmaceuticals UltraSector ProFund	197,000	175,000	188,000	283,000	83,000
Precious Metals UltraSector ProFund	1,459,000	1,286,000	1,390,000	2,086,000	570,000
Real Estate UltraSector ProFund	235,000	206,000	224,000	336,000	97,000
Rising Rates Opportunity ProFund	2,926,000	2,577,000	2,787,000	4,181,000	1,135,000
Rising Rates Opportunity 10 ProFund	543,000	478,000	518,000	777,000	215,000
Rising U.S. Dollar ProFund	1,836,000	1,617,000	1,747,000	2,622,000	716,000
Semiconductor UltraSector ProFund	8,195,000	7,219,000	7,805,000	11,707,000	3,168,000
Short Energy ProFund	217,000	192,000	207,000	312,000	92,000
Short Nasdaq-100 ProFund	683,000	601,000	650,000	976,000	271,000
Short Precious Metals ProFund	703,000	620,000	670,000	1,006,000	280,000
Short Real Estate ProFund	492,000	434,000	468,000	703,000	198,000
Short Small-Cap ProFund	374,000	330,000	356,000	537,000	153,000
Small-Cap ProFund	181,000	159,000	172,000	259,000	75,000
Small-Cap Value ProFund	—	—	—	—	2,000
Technology UltraSector ProFund	4,800,000	4,229,000	4,572,000	6,858,000	1,859,000
UltraBear ProFund	2,110,000	1,859,000	2,010,000	3,015,000	821,000
UltraBull ProFund	5,437,000	4,789,000	5,178,000	7,769,000	2,104,000
UltraChina ProFund	645,000	568,000	614,000	921,000	255,000
UltraDow 30 ProFund	1,751,000	1,543,000	1,667,000	2,503,000	681,000
UltraEmerging Markets ProFund	252,000	222,000	240,000	362,000	105,000
UltraInternational ProFund	1,121,000	989,000	1,068,000	1,602,000	439,000
UltraJapan ProFund	4,053,000	3,571,000	3,860,000	5,790,000	1,566,000
UltraLatin America ProFund	290,000	254,000	275,000	414,000	117,000
UltraMid-Cap ProFund	2,124,000	1,871,000	2,022,000	3,034,000	823,000
UltraNasdaq-100 ProFund	54,316,000	47,851,000	51,730,000	77,596,000	20,965,000
UltraShort China ProFund	701,000	616,000	666,000	1,001,000	279,000
UltraShort Dow 30 ProFund	697,000	614,000	665,000	997,000	274,000
UltraShort Emerging Markets ProFund	134,000	118,000	128,000	192,000	57,000
UltraShort International ProFund	553,000	487,000	528,000	791,000	221,000
UltraShort Japan ProFund	203,000	179,000	193,000	290,000	81,000
UltraShort Latin America ProFund	395,000	347,000	376,000	565,000	158,000
UltraShort Mid-Cap ProFund	217,000	191,000	207,000	310,000	91,000
UltraShort Nasdaq-100 ProFund	3,664,000	3,227,000	3,490,000	5,235,000	1,419,000

July 31, 2023 :: Notes to Financial Statements :: 299

Fund Name	Credit Agricole, 5.18%, dated 7/31/23, due 8/7/23(1)	HSBC Securities (USA), Inc., 5.12%, dated 7/31/23, due 8/1/23(2)	RBC Capital Markets, LLC, 5.16%, dated 7/31/23, due 8/1/23(3)	Societe Generale, 5.18%, dated 7/31/23, due 8/1/23(4)	UMB Bank, N.A., 5.07%, dated 7/31/23, due 8/1/23(5)
UltraShort Small-Cap ProFund	$1,197,000	$1,054,000	$1,140,000	$1,711,000	$471,000
UltraSmall-Cap ProFund	2,958,000	2,606,000	2,817,000	4,226,000	1,149,000
U.S. Government Plus ProFund	1,717,000	1,513,000	1,635,000	2,455,000	670,000
Utilities UltraSector ProFund	442,000	389,000	421,000	633,000	181,000
	$152,170,000	$134,054,000	$144,921,000	$217,426,000	$59,075,000

Each repurchase agreement was fully collateralized by U.S. government securities as of July 31, 2023 as follows:

(1)  U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 2/15/2050, total value $155,275,121.

(2)  U.S. Treasury Bonds, 2.25%, due 8/15/2046, total value of $136,740,814.

(3)  U.S. Treasury Notes, 0.25%, due 9/30/2025, total value $147,826,501.

(4)  U.S. Treasury Notes, 3.25% to 4.00%, due 2/15/2026 to 6/30/2029, which had an aggregate value of $221,783,018.

(5)  U.S. Treasury Notes, 0.25%, due 3/15/2024, total value $60,264,963.

Investments in Other Investment Companies

Each ProFund may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund invests in, and thus, is a shareholder of, another investment company, the ProFund's shareholders will indirectly bear the ProFund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund's own operations. Because most ETFs are investment companies, the ProFund's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to "funds of funds" arrangements.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored" facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2023, were utilized to gain exposure or inverse exposure to each ProFund's benchmark (e.g., index, etc.) to meet its investment objective.

300 :: Notes to Financial Statements :: July 31, 2023

The Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund maintain exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means these ProFunds do not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate. The Access Flex Bear High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the inverse of the high yield market. The Access Flex High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the year ended July 31, 2023, the ProFunds held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFunds' investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2023. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with futures contracts in the Short Small-Cap ProFund was 11% based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2023. The volume associated with swap agreements in the Semiconductor ProFund, Short Energy ProFund, Short Small-Cap ProFund, Small-Cap ProFund, UltraShort Mid-Cap ProFund and UltraSmall-Cap ProFund was 75%, 99%, 90%, 39%, 183% and 122%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2023.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual

July 31, 2023 :: Notes to Financial Statements :: 301

obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit its currency transactions to qualify as a RIC under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2023, there was no collateral posted by counterparties.

Credit Default Swap ("CDS") Agreements

As of July 31, 2023, the Access Flex Bear High Yield ProFund invested in centrally cleared credit default swaps as a substitute for shorting notes in order to gain inverse credit exposure to the high yield market. As of July 31, 2023, the Access Flex High Yield ProFund invested in centrally cleared credit default swaps as a substitute for investing directly in notes in order to gain credit exposure to the high yield market.

302 :: Notes to Financial Statements :: July 31, 2023

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a ProFund.

If a ProFund is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund would keep the stream of payments and would have no payment obligations. As the seller, the ProFund would be subject to investment exposure on the notional amount of the swap.

If a ProFund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund.

The ProFunds enter into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, a ProFund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 6% to 10% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a ProFund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds may hold or gain

July 31, 2023 :: Notes to Financial Statements :: 303

exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund's rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund's custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund's ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2023, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

304 :: Notes to Financial Statements :: July 31, 2023

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2023.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Credit Risk Exposure:
Access Flex Bear High Yield ProFund	$—	$—	$—	$—	$77,267	$—
Access Flex High Yield ProFund	—	786,700	—	—	—	—
Equity Risk Exposure:
Banks UltraSector ProFund	—	182,052	—	—	—	—
Bear ProFund	—	—	—	28,149	68,670	—
Biotechnology UltraSector ProFund	—	731,727	—	—	—	—
Bull ProFund	98,476	148,828	—	—	—	—
Communication Services UltraSector ProFund	—	217,907	—	—	—	—
Consumer Discretionary UltraSector ProFund†	—	338,691	—	—	—	—
Consumer Staples UltraSector ProFund†	—	—	—	—	7,031	—
Energy UltraSector ProFund†	—	447,961	—	—	—	—
Financials UltraSector ProFund	—	—	—	—	33,777	—
Health Care UltraSector ProFund	—	—	—	—	176,311	—
Industrials UltraSector ProFund	—	31,364	—	—	—	—
Internet UltraSector ProFund	—	1,985,835	—	—	—	—
Materials UltraSector ProFund†	—	134,982	—	—	—	—
Mid-Cap ProFund	—	15,842	—	—	—	—
Nasdaq-100 ProFund	136,346	1,397,483	—	—	—	—
Oil & Gas Equipment & Services UltraSector ProFund†	—	383,383	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	97,063	—	—	—	—
Precious Metals UltraSector ProFund	—	—	—	—	36,470	—
Real Estate UltraSector ProFund	—	—	—	—	112,022	—
Semiconductor UltraSector ProFund	—	4,328,497	—	—	—	—
Short Energy ProFund†	—	—	—	—	20,279	—
Short Nasdaq-100 ProFund	—	—	—	22,264	78,870	—
Short Precious Metals ProFund	—	—	—	—	76,905	—
Short Real Estate ProFund	—	36,561	—	—	—	—
Short Small-Cap ProFund	—	—	—	—	43,413	—
Small-Cap ProFund	6,366	15,353	—	—	—	—
Technology UltraSector ProFund	—	576,411	—	—	—	—
UltraBear ProFund	—	—	—	42,224	217,193	—
UltraBull ProFund	455,653	1,464,076	—	—	—	—
UltraChina ProFund	—	284,619	—	—	—	—
UltraDow 30 ProFund	109,517	263,060	—	—	—	—
UltraEmerging Markets ProFund	—	258,582	—	—	—	—
UltraInternational ProFund	—	61,426	—	—	—	—
UltraJapan ProFund	1,593,390	11,575	—	—	—	—
UltraLatin America ProFund	—	247,295	—	—	—	—
UltraMid-Cap ProFund	305,299	542,160	—	—	—	—
UltraNasdaq-100 ProFund	2,220,357	17,871,627	—	—	—	—
UltraShort China ProFund	—	—	—	—	484,134	—
UltraShort Dow 30 ProFund	—	—	—	—	46,592	—
UltraShort Emerging Markets ProFund	—	—	—	—	36,291	—
UltraShort International ProFund	—	—	—	—	35,380	—
UltraShort Japan ProFund	8,978	—	—	—	13,339	—
UltraShort Latin America ProFund	—	—	—	—	72,115	—
UltraShort Mid-Cap ProFund	—	—	—	18,792	22,433	—
UltraShort Nasdaq-100 ProFund	—	—	—	89,057	608,286	—
UltraShort Small-Cap ProFund	—	—	—	32,245	263,576	—
UltraSmall-Cap ProFund	34,148	1,494,651	—	—	—	—
Utilities UltraSector ProFund	—	—	—	—	107,383	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	4,636	—	—	22,513
Rising U.S. Dollar ProFund	—	—	94,541	—	—	14,253

July 31, 2023 :: Notes to Financial Statements :: 305

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	$28,328	$—	$—	$—	$—	$—
Access Flex High Yield ProFund	—	—	—	16,784	—	—
Rising Rates Opportunity ProFund	—	201,320	—	—	—	—
Rising Rates Opportunity 10 ProFund	—	27,303	—	—	—	—
U.S. Government Plus ProFund	—	—	—	—	214,444	—

*	Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Statement of Operations, categorized by risk exposure, for the year ended July 31, 2023.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Credit Risk Exposure:
Access Flex Bear High Yield ProFund	$—	$(145,544)	$—	$—	$(77,220)	$—
Access Flex High Yield ProFund	—	1,234,788	—	—	882,037	—
Equity Risk Exposure:
Banks UltraSector ProFund	—	(411,409)	—	—	144,426	—
Bear ProFund	(181,994)	(969,120)	—	92,994	227,190	—
Biotechnology UltraSector ProFund	—	3,015,847	—	—	(220,044)	—
Bull ProFund	(89,327)	545,559	—	8,918	(114,361)	—
Communication Services UltraSector ProFund	—	339,631	—	—	191,796	—
Consumer Discretionary UltraSector ProFund†	—	3,304,550	—	—	(326,473)	—
Consumer Staples UltraSector ProFund†	—	(163,351)	—	—	(117,399)	—
Energy UltraSector ProFund†	—	2,201,365	—	—	(1,454,585)	—
Financials UltraSector ProFund	—	87,957	—	—	(145,720)	—
Health Care UltraSector ProFund	—	(451,322)	—	—	(352,859)	—
Industrials UltraSector ProFund	—	284,583	—	—	(119,858)	—
Internet UltraSector ProFund	—	5,780,383	—	—	(368,543)	—
Materials UltraSector ProFund†	—	161,254	—	—	(23,146)	—
Mid-Cap ProFund	—	(458,631)	—	—	(18,994)	—
Nasdaq-100 ProFund	1,042,654	5,874,975	—	(114,570)	859,185	—
Oil & Gas Equipment & Services UltraSector ProFund†	—	4,460,064	—	—	(390,587)	—
Pharmaceuticals UltraSector ProFund	—	(641,949)	—	—	92,777	—
Precious Metals UltraSector ProFund	—	2,002,956	—	—	(864,601)	—
Real Estate UltraSector ProFund	—	(433,601)	—	—	(366,523)	—
Semiconductor UltraSector ProFund	—	24,773,345	—	—	2,059,664	—
Short Energy ProFund†	—	(270,933)	—	—	179,605	—
Short Nasdaq-100 ProFund	(334,748)	(4,765,090)	—	146,508	2,019,932	—
Short Precious Metals ProFund	—	(1,218,536)	—	—	183,268	—
Short Real Estate ProFund	—	(116,640)	—	—	138,411	—
Short Small-Cap ProFund	(1,114)	56,228	—	21,044	(15,777)	—
Small-Cap ProFund	—	(54,398)	—	6,366	(5,145)	—
Technology UltraSector ProFund	—	7,964,013	—	—	(1,452,346)	—
UltraBear ProFund	(51,064)	(3,835,447)	—	(1,843)	342,272	—
UltraBull ProFund	410,172	6,925,070	—	461,120	(2,001,884)	—
UltraChina ProFund	—	(1,764,318)	—	—	1,507,204	—
UltraDow 30 ProFund	78,678	2,236,380	—	134,231	(472,840)	—
UltraEmerging Markets ProFund	—	922,917	—	—	291,730	—

306 :: Notes to Financial Statements :: July 31, 2023

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
UltraInternational ProFund	$—	$959,323	$—	$—	$(30,733)	$—
UltraJapan ProFund	4,899,945	24,151	—	1,116,483	12,069	—
UltraLatin America ProFund	—	2,156,577	—	—	(18,682)	—
UltraMid-Cap ProFund	(65,439)	1,958,803	—	305,299	(1,042,319)	—
UltraNasdaq-100 ProFund	5,598,424	93,744,182	—	1,954,419	(1,506,708)	—
UltraShort China ProFund	—	(1,247,748)	—	—	(614,664)	—
UltraShort Dow 30 ProFund	—	(749,310)	—	—	64,093	—
UltraShort Emerging Markets ProFund	—	(555,387)	—	—	(45,964)	—
UltraShort International ProFund	—	(1,459,015)	—	—	71,873	—
UltraShort Japan ProFund	(320,803)	(33,871)	—	10,956	(13,759)	—
UltraShort Latin America ProFund	—	(1,092,792)	—	—	22,091	—
UltraShort Mid-Cap ProFund	7,754	(315,021)	—	(23,900)	54,267	—
UltraShort Nasdaq-100 ProFund	(379,689)	(33,397,309)	—	96,593	5,283,040	—
UltraShort Small-Cap ProFund	3,716	(738,629)	—	(32,245)	(83,380)	—
UltraSmall-Cap ProFund	(649,256)	(115,674)	—	203,085	306,607	—
Utilities UltraSector ProFund	—	(502,269)	—	—	(569,450)	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	91,366	—	—	(27,505)
Rising U.S. Dollar ProFund	—	—	(1,865,719)	—	—	684,217
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	88,811	—	—	42,793	—	—
Access Flex High Yield ProFund	(9,996)	—	—	(24,572)	—	—
Rising Rates Opportunity ProFund	60,838	6,213,324	—	—	725,454	—
Rising Rates Opportunity 10 ProFund	74	93,009	—	—	149,840	—
U.S. Government Plus ProFund	3,177	(1,589,581)	—	—	(378,073)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements (other than centrally cleared CDS) and forward currency contracts as of July 31, 2023. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$92,160	$(92,160)	$—	$—
Swap Agreements — UBS AG	89,892	—	—	89,892
Bear ProFund
Swap Agreements — Goldman Sachs International	(30,121)	30,121	—	—
Swap Agreements — UBS AG	(38,549)	38,549	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	329,032	(113,831)	—	215,201
Swap Agreements — UBS AG	402,695	—	—	402,695
Bull ProFund
Swap Agreements — Goldman Sachs International	98,711	(98,052)	—	659
Swap Agreements — UBS AG	50,117	—	—	50,117

July 31, 2023 :: Notes to Financial Statements :: 307

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	$120,326	$(120,326)	$—	$—
Swap Agreements — UBS AG	97,581	—	—	97,581
Consumer Discretionary UltraSector ProFund†
Swap Agreements — Goldman Sachs International	169,066	(169,066)	—	—
Swap Agreements — UBS AG	169,625	—	—	169,625
Consumer Staples UltraSector ProFund†
Swap Agreements — Goldman Sachs International	(3,278)	3,278	—	—
Swap Agreements — UBS AG	(3,753)	3,753	—	—
Energy UltraSector ProFund†
Swap Agreements — Goldman Sachs International	253,559	(253,559)	—	—
Swap Agreements — UBS AG	194,402	—	—	194,402
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	1,482
(Depreciation)	(8,525)
Net Depreciation	(7,043)	7,043	—	—
Forward Currency Contracts — UBS AG
Appreciation	3,154
(Depreciation)	(13,988)
Net Depreciation	(10,834)	10,834	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(13,611)	13,611	—	—
Swap Agreements — UBS AG	(20,166)	20,166	—	—
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(77,792)	77,792	—	—
Swap Agreements — UBS AG	(98,519)	98,519	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	13,167	(13,167)	—	—
Swap Agreements — UBS AG	18,197	—	—	18,197
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	791,426	(517,311)	—	274,115
Swap Agreements — UBS AG	1,194,409	(663,762)	—	530,647
Materials UltraSector ProFund†
Swap Agreements — Goldman Sachs International	100,320	(100,320)	—	—
Swap Agreements — UBS AG	34,662	—	—	34,662
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	9,533	—	—	9,533
Swap Agreements — UBS AG	6,309	—	—	6,309
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	1,265,053	(1,265,053)	—	—
Swap Agreements — UBS AG	132,430	(132,430)	—	—
Oil & Gas Equipment & Services UltraSector ProFund†
Swap Agreements — Goldman Sachs International	208,435	(208,435)	—	—
Swap Agreements — UBS AG	174,948	—	—	174,948
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	54,949	—	—	54,949
Swap Agreements — UBS AG	42,114	—	—	42,114
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	19,594	(564)	—	19,030
Swap Agreements — UBS AG	(56,064)	56,064	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	(39,721)	39,721	—	—
Swap Agreements — UBS AG	(72,301)	72,301	—	—
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	92,691	—	—	92,691
Swap Agreements — Societe' Generale	108,629	—	(108,629)	—

308 :: Notes to Financial Statements :: July 31, 2023

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	$11,911	$—	$—	$11,911
Swap Agreements — Societe' Generale	15,392	—	(15,392)	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	40,634
(Depreciation)	(2,776)
Net Appreciation	37,858	—	—	37,858
Forward Currency Contracts — UBS AG
Appreciation	53,907
(Depreciation)	(11,477)
Net Appreciation	42,430	—	—	42,430
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	2,060,164	(2,060,164)	—	—
Swap Agreements — UBS AG	2,268,333	(2,241,846)	—	26,487
Short Energy ProFund†
Swap Agreements — Goldman Sachs International	(4,860)	4,860	—	—
Swap Agreements — UBS AG	(15,419)	15,419	—	—
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(29,439)	29,439	—	—
Swap Agreements — UBS AG	(49,431)	49,431	—	—
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	2,580	—	—	2,580
Swap Agreements — UBS AG	(79,485)	79,485	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	11,065	—	—	11,065
Swap Agreements — UBS AG	25,496	—	—	25,496
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(14,655)	14,655	—	—
Swap Agreements — UBS AG	(28,758)	28,758	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	7,649	(7,649)	—	—
Swap Agreements — UBS AG	7,704	—	—	7,704
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	245,426	(216,955)	—	28,471
Swap Agreements — UBS AG	330,985	(296,049)	—	34,936
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(152,187)	152,187	—	—
Swap Agreements — UBS AG	(65,006)	65,006	—	—
UltraBull ProFund
Swap Agreements — Goldman Sachs International	832,200	(781,039)	—	51,161
Swap Agreements — UBS AG	631,876	(578,695)	(2,444)	50,737
UltraChina ProFund
Swap Agreements — Goldman Sachs International	81,388	(37,756)	—	43,632
Swap Agreements — UBS AG	203,231	(203,231)	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	130,981	(98,616)	—	32,365
Swap Agreements — UBS AG	132,079	(100,107)	—	31,972
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	135,107	(135,107)	—	—
Swap Agreements — UBS AG	123,475	(123,475)	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	22,590	(22,590)	—	—
Swap Agreements — UBS AG	38,836	—	—	38,836
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	11,575	—	—	11,575
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	121,268	(121,268)	—	—
Swap Agreements — UBS AG	126,027	—	—	126,027

July 31, 2023 :: Notes to Financial Statements :: 309

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	$274,132	$(274,132)	$—	$—
Swap Agreements — UBS AG	268,028	(186,186)	—	81,842
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	11,352,953	(11,352,953)	—	—
Swap Agreements — UBS AG	6,518,674	(6,518,674)	—	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	(257,992)	257,992	—	—
Swap Agreements — UBS AG	(226,142)	136,000	—	(90,142)
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	(24,893)	24,893	—	—
Swap Agreements — UBS AG	(21,699)	21,699	—	—
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	(15,665)	15,665	—	—
Swap Agreements — UBS AG	(20,626)	20,626	—	—
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	(20,802)	20,802	—	—
Swap Agreements — UBS AG	(14,578)	14,578	—	—
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	(13,339)	—	—	(13,339)
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(34,487)	34,487	—	—
Swap Agreements — UBS AG	(37,628)	37,628	—	—
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(11,676)	11,676	—	—
Swap Agreements — UBS AG	(10,757)	10,757	—	—
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(175,622)	175,622	—	—
Swap Agreements — UBS AG	(432,664)	432,664	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(71,368)	71,368	—	—
Swap Agreements — UBS AG	(192,208)	192,208	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	1,038,855	(634,524)	—	404,331
Swap Agreements — UBS AG	455,796	(281,560)	—	174,236
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	(121,661)	121,661	—	—
Swap Agreements — Societe' Generale	(92,783)	92,783	—	—
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	(33,185)	33,185	—	—
Swap Agreements — UBS AG	(74,198)	74,198	—	—

*	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
**	Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending:

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund's assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash,

310 :: Notes to Financial Statements :: July 31, 2023

borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund's securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds securities lending transactions as of July 31, 2023:

	Value of Securities on Loan	Value of Cash Collateral Received*
Banks UltraSector ProFund	$139,626	$142,974
Biotechnology UltraSector ProFund	3,297,400	3,267,658
Bull ProFund	64,758	65,477
Communication Services UltraSector ProFund	34,000	33,406
Europe 30 ProFund	566,190	577,583
Large-Cap Growth ProFund	42,993	43,602
Large-Cap Value ProFund	3,238	3,182
Mid-Cap Growth ProFund	398,521	405,719
Mid-Cap ProFund	25,699	25,937
Mid-Cap Value ProFund	25,233	25,355
Nasdaq-100 ProFund	384,052	390,961
Pharmaceuticals UltraSector ProFund	33,893	33,153
Precious Metals UltraSector ProFund	38,216	38,250
Semiconductor UltraSector ProFund	232,759	241,564
Small-Cap Growth ProFund	38,104	38,291
Small-Cap ProFund	43,241	43,311
Small-Cap Value ProFund	108,630	111,438
Technology UltraSector ProFund	499,670	506,747
UltraBull ProFund	169,028	170,906
UltraChina ProFund	1,588,104	1,617,498
UltraEmerging Markets ProFund	403,468	410,745
UltraLatin America ProFund	1,513,848	1,568,558
UltraMid-Cap ProFund	395,899	402,636
UltraNasdaq-100 ProFund	3,745,958	3,814,154

*	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

July 31, 2023 :: Notes to Financial Statements :: 311

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds (except Access Flex High Yield ProFund, Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Access Flex High Yield ProFund and Real Estate UltraSector ProFund declare and pay dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividend from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

312 :: Notes to Financial Statements :: July 31, 2023

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the year ended July 31, 2023, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of July 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex Bear High Yield ProFund
Repurchase Agreements	$—	$—	$1,894,000	$—	$1,894,000	$—
Futures Contracts	—	28,328	—	—	—	28,328
Credit Default Swap Agreements	—	—	—	(77,267)	—	(77,267)
Total	$—	$28,328	$1,894,000	$(77,267)	$1,894,000	$(48,939)
Access Flex High Yield ProFund
U.S. Treasury Obligation	$—	$—	$18,755,828	$—	$18,755,828	$—
Repurchase Agreements	—	—	7,934,000	—	7,934,000	—
Futures Contracts	—	(16,784)	—	—	—	(16,784)
Credit Default Swap Agreements	—	—	—	786,700	—	786,700
Total	$—	$(16,784)	$26,689,828	$786,700	$26,689,828	$769,916
Banks UltraSector ProFund
Common Stocks	$8,528,076	$—	$—	$—	$8,528,076	$—
Repurchase Agreements	—	—	2,519,000	—	2,519,000	—
Collateral for Securities Loaned	142,974	—	—	—	142,974	—
Swap Agreements	—	—	—	182,052	—	182,052
Total	$8,671,050	$—	$2,519,000	$182,052	$11,190,050	$182,052
Bear ProFund
Repurchase Agreements	$—	$—	$6,774,000	$—	$6,774,000	$—
Futures Contracts	—	(28,149)	—	—	—	(28,149)
Swap Agreements	—	—	—	(68,670)	—	(68,670)
Total	$—	$(28,149)	$6,774,000	$(68,670)	$6,774,000	$(96,819)

July 31, 2023 :: Notes to Financial Statements :: 313

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$88,233,451	$—	$—	$—	$88,233,451	$—
Repurchase Agreements	—	—	28,896,000	—	28,896,000	—
Collateral for Securities Loaned	3,267,658	—	—	—	3,267,658	—
Swap Agreements	—	—	—	731,727	—	731,727
Total	$91,501,109	$—	$28,896,000	$731,727	$120,397,109	$731,727
Bull ProFund
Common Stocks	$35,956,606	$—	$—	$—	$35,956,606	$—
Repurchase Agreements	—	—	16,583,000	—	16,583,000	—
Collateral for Securities Loaned	65,477	—	—	—	65,477	—
Futures Contracts	—	98,476	—	—	—	98,476
Swap Agreements	—	—	—	148,828	—	148,828
Total	$36,022,083	$98,476	$16,583,000	$148,828	$52,605,083	$247,304
Communication Services UltraSector ProFund
Common Stocks	$4,920,648	$—	$—	$—	$4,920,648	$—
Repurchase Agreements	—	—	1,785,000	—	1,785,000	—
Collateral for Securities Loaned	33,406	—	—	—	33,406	—
Swap Agreements	—	—	—	217,907	—	217,907
Total	$4,954,054	$—	$1,785,000	$217,907	$6,739,054	$217,907
Consumer Discretionary UltraSector ProFund†
Common Stocks	$41,709,645	$—	$—	$—	$41,709,645	$—
Repurchase Agreements	—	—	14,801,000	—	14,801,000	—
Swap Agreements	—	—	—	338,691	—	338,691
Total	$41,709,645	$—	$14,801,000	$338,691	$56,510,645	$338,691
Consumer Staples UltraSector ProFund†
Common Stocks	$2,947,234	$—	$—	$—	$2,947,234	$—
Repurchase Agreements	—	—	794,000	—	794,000	—
Swap Agreements	—	—	—	(7,031)	—	(7,031)
Total	$2,947,234	$—	$794,000	$(7,031)	$3,741,234	$(7,031)
Energy UltraSector ProFund†
Common Stocks	$25,758,996	$—	$—	$—	$25,758,996	$—
Repurchase Agreements	—	—	6,300,000	—	6,300,000	—
Swap Agreements	—	—	—	447,961	—	447,961
Total	$25,758,996	$—	$6,300,000	$447,961	$32,058,996	$447,961
Europe 30 ProFund
Common Stocks	$4,634,767	$—	$—	$—	$4,634,767	$—
Repurchase Agreements	—	—	39,000	—	39,000	—
Collateral for Securities Loaned	577,583	—	—	—	577,583	—
Total	$5,212,350	$—	$39,000	$—	$5,251,350	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$1,534,000	$—	$1,534,000	$—
Forward Currency Contracts	—	—	—	(17,877)	—	(17,877)
Total	$—	$—	$1,534,000	$(17,877)	$1,534,000	$(17,877)
Financials UltraSector ProFund
Common Stocks	$3,787,842	$—	$—	$—	$3,787,842	$—
Repurchase Agreements	—	—	911,000	—	911,000	—
Swap Agreements	—	—	—	(33,777)	—	(33,777)
Total	$3,787,842	$—	$911,000	$(33,777)	$4,698,842	$(33,777)
Health Care UltraSector ProFund
Common Stocks	$10,603,099	$—	$—	$—	$10,603,099	$—
Repurchase Agreements	—	—	4,486,000	—	4,486,000	—
Swap Agreements	—	—	—	(176,311)	—	(176,311)
Total	$10,603,099	$—	$4,486,000	$(176,311)	$15,089,099	$(176,311)

314 :: Notes to Financial Statements :: July 31, 2023

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Industrials UltraSector ProFund
Common Stocks	$6,575,727	$—	$—	$—	$6,575,727	$—
Repurchase Agreements	—	—	2,390,000	—	2,390,000	—
Swap Agreements	—	—	—	31,364	—	31,364
Total	$6,575,727	$—	$2,390,000	$31,364	$8,965,727	$31,364
Internet UltraSector ProFund
Common Stocks	$65,861,892	$—	$—	$—	$65,861,892	$—
Repurchase Agreements	—	—	20,152,000	—	20,152,000	—
Swap Agreements	—	—	—	1,985,835	—	1,985,835
Total	$65,861,892	$—	$20,152,000	$1,985,835	$86,013,892	$1,985,835
Large-Cap Growth ProFund
Common Stocks	$14,019,021	$—	$—	$—	$14,019,021	$—
Repurchase Agreements	—	—	8,000	—	8,000	—
Collateral for Securities Loaned	43,602	—	—	—	43,602	—
Total	$14,062,623	$—	$8,000	$—	$14,070,623	$—
Large-Cap Value ProFund
Common Stocks	$7,992,792	$—	$—	$—	$7,992,792	$—
Collateral for Securities Loaned	3,182	—	—	—	3,182	—
Total	$7,995,974	$—	$—	$—	$7,995,974	$—
Materials UltraSector ProFund†
Common Stocks	$6,396,805	$—	$—	$—	$6,396,805	$—
Repurchase Agreements	—	—	2,781,000	—	2,781,000	—
Swap Agreements	—	—	—	134,982	—	134,982
Total	$6,396,805	$—	$2,781,000	$134,982	$9,177,805	$134,982
Mid-Cap Growth ProFund
Common Stocks	$28,842,505	$—	$—	$—	$28,842,505	$—
Repurchase Agreements	—	—	83,000	—	83,000	—
Collateral for Securities Loaned	405,719	—	—	—	405,719	—
Total	$29,248,224	$—	$83,000	$—	$29,331,224	$—
Mid-Cap ProFund
Common Stocks	$3,017,924	$—	$—	$—	$3,017,924	$—
Repurchase Agreements	—	—	1,349,000	—	1,349,000	—
Collateral for Securities Loaned	25,937	—	—	—	25,937	—
Swap Agreements	—	—	—	15,842	—	15,842
Total	$3,043,861	$—	$1,349,000	$15,842	$4,392,861	$15,842
Mid-Cap Value ProFund
Common Stocks	$2,892,198	$—	$—	$—	$2,892,198	$—
Collateral for Securities Loaned	25,355	—	—	—	25,355	—
Total	$2,917,553	$—	$—	$—	$2,917,553	$—
Nasdaq-100 ProFund
Common Stocks	$48,757,182	$—	$—	$—	$48,757,182	$—
Repurchase Agreements	—	—	79,284,000	—	79,284,000	—
Collateral for Securities Loaned	390,961	—	—	—	390,961	—
Futures Contracts	—	136,346	—	—	—	136,346
Swap Agreements	—	—	—	1,397,483	—	1,397,483
Total	$49,148,143	$136,346	$79,284,000	$1,397,483	$128,432,143	$1,533,829
Oil & Gas Equipment & Services UltraSector ProFund†
Common Stocks	$12,920,749	$—	$—	$—	$12,920,749	$—
Repurchase Agreements	—	—	4,970,000	—	4,970,000	—
Swap Agreements	—	—	—	383,383	—	383,383
Total	$12,920,749	$—	$4,970,000	$383,383	$17,890,749	$383,383

July 31, 2023 :: Notes to Financial Statements :: 315

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Pharmaceuticals UltraSector ProFund
Common Stocks	$2,960,113	$—	$—	$—	$2,960,113	$—
Repurchase Agreements	—	—	926,000	—	926,000	—
Collateral for Securities Loaned	33,153	—	—	—	33,153	—
Swap Agreements	—	—	—	97,063	—	97,063
Total	$2,993,266	$—	$926,000	$97,063	$3,919,266	$97,063
Precious Metals UltraSector ProFund
Common Stocks	$21,308,516	$—	$—	$—	$21,308,516	$—
Repurchase Agreements	—	—	6,791,000	—	6,791,000	—
Collateral for Securities Loaned	38,250	—	—	—	38,250	—
Swap Agreements	—	—	—	(36,470)	—	(36,470)
Total	$21,346,766	$—	$6,791,000	$(36,470)	$28,137,766	$(36,470)
Real Estate UltraSector ProFund
Common Stocks	$3,621,531	$—	$—	$—	$3,621,531	$—
Repurchase Agreements	—	—	1,098,000	—	1,098,000	—
Swap Agreements	—	—	—	(112,022)	—	(112,022)
Total	$3,621,531	$—	$1,098,000	$(112,022)	$4,719,531	$(112,022)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$13,606,000	$—	$13,606,000	$—
Swap Agreements	—	—	—	201,320	—	201,320
Total	$—	$—	$13,606,000	$201,320	$13,606,000	$201,320
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$2,531,000	$—	$2,531,000	$—
Swap Agreements	—	—	—	27,303	—	27,303
Total	$—	$—	$2,531,000	$27,303	$2,531,000	$27,303
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$8,538,000	$—	$8,538,000	$—
Forward Currency Contracts	—	—	—	80,288	—	80,288
Total	$—	$—	$8,538,000	$80,288	$8,538,000	$80,288
Semiconductor UltraSector ProFund
Common Stocks	$86,364,459	$—	$—	$—	$86,364,459	$—
Repurchase Agreements	—	—	38,094,000	—	38,094,000	—
Collateral for Securities Loaned	241,564	—	—	—	241,564	—
Swap Agreements	—	—	—	4,328,497	—	4,328,497
Total	$86,606,023	$—	$38,094,000	$4,328,497	$124,700,023	$4,328,497
Short Energy ProFund†
Repurchase Agreements	$—	$—	$1,020,000	$—	$1,020,000	$—
Swap Agreements	—	—	—	(20,279)	—	(20,279)
Total	$—	$—	$1,020,000	$(20,279)	$1,020,000	$(20,279)
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$3,181,000	$—	$3,181,000	$—
Futures Contracts	—	(22,264)	—	—	—	(22,264)
Swap Agreements	—	—	—	(78,870)	—	(78,870)
Total	$—	$(22,264)	$3,181,000	$(78,870)	$3,181,000	$(101,134)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$3,279,000	$—	$3,279,000	$—
Swap Agreements	—	—	—	(76,905)	—	(76,905)
Total	$—	$—	$3,279,000	$(76,905)	$3,279,000	$(76,905)

316 :: Notes to Financial Statements :: July 31, 2023

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$2,295,000	$—	$2,295,000	$—
Swap Agreements	—	—	—	36,561	—	36,561
Total	$—	$—	$2,295,000	$36,561	$2,295,000	$36,561
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,750,000	$—	$1,750,000	$—
Swap Agreements	—	—	—	(43,413)	—	(43,413)
Total	$—	$—	$1,750,000	$(43,413)	$1,750,000	$(43,413)
Small-Cap Growth ProFund
Common Stocks	$4,297,731	$—	$—	$—	$4,297,731	$—
Collateral for Securities Loaned	38,291	—	—	—	38,291	—
Total	$4,336,022	$—	$—	$—	$4,336,022	$—
Small-Cap ProFund
Common Stocks	$2,428,880	$—	$—	$—	$2,428,880	$—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	846,000	—	846,000	—
Collateral for Securities Loaned	43,311	—	—	—	43,311	—
Futures Contracts	—	6,366	—	—	—	6,366
Swap Agreements	—	—	—	15,353	—	15,353
Total	$2,472,191	$6,366	$846,000	$15,353	$3,318,191	$21,719
Small-Cap Value ProFund
Common Stocks	$3,269,910	$—	$—	$—	$3,269,910	$—
Repurchase Agreements	—	—	2,000	—	2,000	—
Collateral for Securities Loaned	111,438	—	—	—	111,438	—
Total	$3,381,348	$—	$2,000	$—	$3,383,348	$—
Technology UltraSector ProFund
Common Stocks	$57,068,594	$—	$—	$—	$57,068,594	$—
Repurchase Agreements	—	—	22,318,000	—	22,318,000	—
Collateral for Securities Loaned	506,747	—	—	—	506,747	—
Swap Agreements	—	—	—	576,411	—	576,411
Total	$57,575,341	$—	$22,318,000	$576,411	$79,893,341	$576,411
UltraBear ProFund
Repurchase Agreements	$—	$—	$9,815,000	$—	$9,815,000	$—
Futures Contracts	—	(42,224)	—	—	—	(42,224)
Swap Agreements	—	—	—	(217,193)	—	(217,193)
Total	$—	$(42,224)	$9,815,000	$(217,193)	$9,815,000	$(259,417)
UltraBull ProFund
Common Stocks	$89,747,188	$—	$—	$—	$89,747,188	$—
Repurchase Agreements	—	—	25,277,000	—	25,277,000	—
Collateral for Securities Loaned	170,906	—	—	—	170,906	—
Futures Contracts	—	455,653	—	—	—	455,653
Swap Agreements	—	—	—	1,464,076	—	1,464,076
Total	$89,918,094	$455,653	$25,277,000	$1,464,076	$115,195,094	$1,919,729
UltraChina ProFund
Common Stocks	$21,087,791	$—	$—	$—	$21,087,791	$—
Repurchase Agreements	—	—	3,003,000	—	3,003,000	—
Collateral for Securities Loaned	1,617,498	—	—	—	1,617,498	—
Swap Agreements	—	—	—	284,619	—	284,619
Total	$22,705,289	$—	$3,003,000	$284,619	$25,708,289	$284,619

July 31, 2023 :: Notes to Financial Statements :: 317

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraDow 30 ProFund
Common Stocks	$22,690,204	$—	$—	$—	$22,690,204	$—
Repurchase Agreements	—	—	8,145,000	—	8,145,000	—
Futures Contracts	—	109,517	—	—	—	109,517
Swap Agreements	—	—	—	263,060	—	263,060
Total	$22,690,204	$109,517	$8,145,000	$263,060	$30,835,204	$372,577
UltraEmerging Markets ProFund
Common Stocks	$6,692,423	$—	$—	$—	$6,692,423	$—
Preferred Stock	141,583	—	—	—	141,583	—
Repurchase Agreements	—	—	1,181,000	—	1,181,000	—
Collateral for Securities Loaned	410,745	—	—	—	410,745	—
Swap Agreements	—	—	—	258,582	—	258,582
Total	$7,244,751	$—	$1,181,000	$258,582	$8,425,751	$258,582
UltraInternational ProFund
Repurchase Agreements	$—	$—	$5,219,000	$—	$5,219,000	$—
Swap Agreements	—	—	—	61,426	—	61,426
Total	$—	$—	$5,219,000	$61,426	$5,219,000	$61,426
UltraJapan ProFund
Repurchase Agreements	$—	$—	$18,840,000	$—	$18,840,000	$—
Futures Contracts	—	1,593,390	—	—	—	1,593,390
Swap Agreement	—	—	—	11,575	—	11,575
Total	$—	$1,593,390	$18,840,000	$11,575	$18,840,000	$1,604,965
UltraLatin America ProFund
Common Stocks	$8,853,058	$—	$—	$—	$8,853,058	$—
Preferred Stock	715,189	—	—	—	715,189	—
Repurchase Agreements	—	—	1,350,000	—	1,350,000	—
Collateral for Securities Loaned	1,568,558	—	—	—	1,568,558	—
Swap Agreements	—	—	—	247,295	—	247,295
Total	$11,136,805	$—	$1,350,000	$247,295	$12,486,805	$247,295
UltraMid-Cap ProFund
Common Stocks	$28,424,150	$—	$—	$—	$28,424,150	$—
Repurchase Agreements	—	—	9,874,000	—	9,874,000	—
Collateral for Securities Loaned	402,636	—	—	—	402,636	—
Futures Contracts	—	305,299	—	—	—	305,299
Swap Agreements	—	—	—	542,160	—	542,160
Total	$28,826,786	$305,299	$9,874,000	$542,160	$38,700,786	$847,459
UltraNasdaq-100 ProFund
Common Stocks	$505,292,701	$—	$—	$—	$505,292,701	$—
Repurchase Agreements	—	—	252,458,000	—	252,458,000	—
Collateral for Securities Loaned	3,814,154	—	—	—	3,814,154	—
Futures Contracts	—	2,220,357	—	—	—	2,220,357
Swap Agreements	—	—	—	17,871,627	—	17,871,627
Total	$509,106,855	$2,220,357	$252,458,000	$17,871,627	$761,564,855	$20,091,984
UltraShort China ProFund
Repurchase Agreements	$—	$—	$3,263,000	$—	$3,263,000	$—
Swap Agreements	—	—	—	(484,134)	—	(484,134)
Total	$—	$—	$3,263,000	$(484,134)	$3,263,000	$(484,134)
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$3,247,000	$—	$3,247,000	$—
Swap Agreements	—	—	—	(46,592)	—	(46,592)
Total	$—	$—	$3,247,000	$(46,592)	$3,247,000	$(46,592)

318 :: Notes to Financial Statements :: July 31, 2023

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$629,000	$—	$629,000	$—
Swap Agreements	—	—	—	(36,291)	—	(36,291)
Total	$—	$—	$629,000	$(36,291)	$629,000	$(36,291)
UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,580,000	$—	$2,580,000	$—
Swap Agreements	—	—	—	(35,380)	—	(35,380)
Total	$—	$—	$2,580,000	$(35,380)	$2,580,000	$(35,380)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$946,000	$—	$946,000	$—
Futures Contracts	—	8,978	—	—	—	8,978
Swap Agreement	—	—	—	(13,339)	—	(13,339)
Total	$—	$8,978	$946,000	$(13,339)	$946,000	$(4,361)
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$1,841,000	$—	$1,841,000	$—
Swap Agreements	—	—	—	(72,115)	—	(72,115)
Total	$—	$—	$1,841,000	$(72,115)	$1,841,000	$(72,115)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,016,000	$—	$1,016,000	$—
Futures Contracts	—	(18,792)	—	—	—	(18,792)
Swap Agreements	—	—	—	(22,433)	—	(22,433)
Total	$—	$(18,792)	$1,016,000	$(22,433)	$1,016,000	$(41,225)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$17,035,000	$—	$17,035,000	$—
Futures Contracts	—	(89,057)	—	—	—	(89,057)
Swap Agreements	—	—	—	(608,286)	—	(608,286)
Total	$—	$(89,057)	$17,035,000	$(608,286)	$17,035,000	$(697,343)
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$5,573,000	$—	$5,573,000	$—
Futures Contracts	—	(32,245)	—	—	—	(32,245)
Swap Agreements	—	—	—	(263,576)	—	(263,576)
Total	$—	$(32,245)	$5,573,000	$(263,576)	$5,573,000	$(295,821)
UltraSmall-Cap ProFund
Common Stocks	$31,755,783	$—	$—	$—	$31,755,783	$—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	13,756,000	—	13,756,000	—
Futures Contracts	—	34,148	—	—	—	34,148
Swap Agreements	—	—	—	1,494,651	—	1,494,651
Total	$31,755,783	$34,148	$13,756,000	$1,494,651	$45,511,783	$1,528,799
U.S. Government Plus ProFund
Repurchase Agreements	$—	$—	$7,990,000	$—	$7,990,000	$—
Swap Agreements	—	—	—	(214,444)	—	(214,444)
Total	$—	$—	$7,990,000	$(214,444)	$7,990,000	$(214,444)
Utilities UltraSector ProFund
Common Stocks	$5,084,406	$—	$—	$—	$5,084,406	$—
Repurchase Agreements	—	—	2,066,000	—	2,066,000	—
Swap Agreements	—	—	—	(107,383)	—	(107,383)
Total	$5,084,406	$—	$2,066,000	$(107,383)	$7,150,406	$(107,383)

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements (including credit default swap agreements). These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.
*	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

July 31, 2023 :: Notes to Financial Statements :: 319

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the year ended July 31, 2023, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the year ended July 31, 2023, actual Trustee compensation was $975,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as follows:

	For the Period December 1, 2022 through November 30, 2023		For the Period March 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Access Flex Bear High Yield ProFund*	1.78%	2.78%	1.78%	2.78%
Access Flex High Yield ProFund*	1.95%	2.95%	1.78%	2.78%

320 :: Notes to Financial Statements :: July 31, 2023

	For the Period December 1, 2022 through November 30, 2023		For the Period December 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Discretionary UltraSector ProFund†	1.95%	2.95%	1.95%	2.95%
Consumer Staples UltraSector ProFund†	1.78%	2.78%	1.78%	2.78%
Energy UltraSector ProFund†	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Materials UltraSector ProFund†	1.78%	2.78%	1.95%	2.95%
Mid-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas Equipment & Services UltraSector ProFund†	1.95%	2.95%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.78%	2.78%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Energy ProFund†	1.78%	2.78%	1.78%	2.78%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.95%	2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.95%	2.95%
UltraInternational ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.78%	2.78%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.95%	2.95%	1.78%	2.78%

*	On April 23, 2021, Access Flex High Yield Fund and Access Flex Bear High Yield Fund reorganized into Access Flex High Yield ProFund and Access Flex Bear High Yield ProFund, respectively, through a plan of reorganization and termination that was approved by the Board of Trustees on December 10, 2020. The expense limitation for each Fund's Investor Class and Service Class Shares was 1.78% and 2.78% both before and after this reorganization.

July 31, 2023 :: Notes to Financial Statements :: 321

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of July 31, 2023, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 02/29/24	Expires 11/30/24	Expires 11/30/25	Expires 11/30/26	Total
Access Flex Bear High Yield ProFund	$42,649	$21,329	$6,007	$16,917	$86,902
Access Flex High Yield ProFund	41,776	—	830	—	42,606

	Expires 11/30/23	Expires 11/30/24	Expires 11/30/25	Expires 11/30/26	Total
Communication Services UltraSector ProFund	$3,277	$—	$24,999	$7,706	$35,982
Consumer Staples UltraSector ProFund†	15,495	6,074	18,957	11,030	51,556
Europe 30 ProFund	20,637	11,136	25,872	20,020	77,665
Falling U.S. Dollar ProFund	23,352	29,759	36,529	19,916	109,556
Financials UltraSector ProFund	—	—	8,949	6,598	15,547
Industrials UltraSector ProFund	—	—	26,733	10,451	37,184
Large-Cap Value ProFund	—	—	—	7,077	7,077
Materials UltraSector ProFund†	—	9,063	1,804	6,693	17,560
Mid-Cap Growth ProFund	—	—	18,268	13,082	31,350
Mid-Cap ProFund	—	—	16,737	2,140	18,877
Mid-Cap Value ProFund	16,008	3,488	2,989	19,283	41,768
Pharmaceuticals UltraSector ProFund	20,327	17,673	15,582	16,556	70,138
Real Estate UltraSector ProFund	5,655	—	—	10,803	16,458
Rising Rates Opportunity 10 ProFund	23,054	18,160	34,678	15,929	91,821
Rising U.S. Dollar ProFund	—	—	—	8,946	8,946
Short Energy ProFund†	20,934	40,063	11,530	23,853	96,380
Short Nasdaq-100 ProFund	—	13,895	—	—	13,895
Short Precious Metals ProFund	37,670	21,089	27,994	17,380	104,133
Short Real Estate ProFund	32,302	33,162	21,249	19,376	106,089
Short Small-Cap ProFund	39,153	30,226	16,291	17,933	103,603
Small-Cap Growth ProFund	—	—	2,985	13,269	16,254
Small-Cap ProFund	23,176	13,368	31,358	24,341	92,243
Small-Cap Value ProFund	—	—	—	1,358	1,358
UltraBear ProFund	27,661	21,558	21,307	—	70,526
UltraEmerging Markets ProFund	—	—	9,257	12,903	22,160
UltraInternational ProFund	30,332	17,617	29,060	12,101	89,110
UltraJapan ProFund	—	—	11,124	2,494	13,618
UltraShort China ProFund	30,877	27,238	30,636	21,127	109,878
UltraShort Dow 30 ProFund	20,771	28,736	25,064	18,623	93,194
UltraShort Emerging Markets ProFund	27,317	31,648	11,795	20,125	90,885
UltraShort International ProFund	29,189	22,927	9,933	19,220	81,269
UltraShort Japan ProFund	29,550	40,917	13,877	24,423	108,767
UltraShort Latin America ProFund	23,861	30,125	23,720	23,457	101,163
UltraShort Mid-Cap ProFund	23,952	25,301	27,602	20,176	97,031
UltraShort Small-Cap ProFund	31,634	17,026	29,520	17,905	96,085

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2023 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$11,685,194	$9,832,586
Biotechnology UltraSector ProFund	83,737,370	97,945,848
Bull ProFund	31,978,836	30,556,675
Communication Services UltraSector ProFund	4,265,487	3,665,535
Consumer Discretionary UltraSector ProFund†	34,281,291	20,959,233
Consumer Staples UltraSector ProFund†	4,998,275	4,956,374
Energy UltraSector ProFund†	70,594,365	80,880,729
Europe 30 ProFund	18,671,879	18,828,516
Financials UltraSector ProFund	2,591,269	3,039,055
Health Care UltraSector ProFund	9,152,868	12,043,586
Industrials UltraSector ProFund	13,740,657	9,955,217
Internet UltraSector ProFund	13,178,084	17,975,303
Large-Cap Growth ProFund	35,295,882	34,484,762

322 :: Notes to Financial Statements :: July 31, 2023

	Purchases	Sales
Large-Cap Value ProFund	$78,083,674	$92,002,795
Materials UltraSector ProFund†	10,915,205	8,874,398
Mid-Cap Growth ProFund	45,339,997	20,679,258
Mid-Cap ProFund	40,499,946	39,468,637
Mid-Cap Value ProFund	41,397,440	60,223,655
Nasdaq-100 ProFund	59,359,011	51,601,415
Oil & Gas Equipment & Services UltraSector ProFund†	34,304,211	38,776,978
Pharmaceuticals UltraSector ProFund	8,578,601	8,636,259
Precious Metals UltraSector ProFund	26,200,139	21,129,054
Real Estate UltraSector ProFund	2,945,648	3,987,195
Semiconductor UltraSector ProFund	49,371,732	40,137,376
Small-Cap Growth ProFund	11,395,691	18,053,351
Small-Cap ProFund	11,771,841	11,461,304
Small-Cap Value ProFund	37,403,017	42,584,991
Technology UltraSector ProFund	61,953,500	49,633,126
UltraBull ProFund	86,502,069	72,790,488
UltraChina ProFund	43,196,937	37,142,214
UltraDow 30 ProFund	7,002,308	9,216,258
UltraEmerging Markets ProFund	19,241,862	18,196,413
UltraLatin America ProFund	10,280,177	9,391,805
UltraMid-Cap ProFund	6,328,503	11,002,322
UltraNasdaq-100 ProFund	258,634,379	227,156,327
UltraSmall-Cap ProFund	32,735,300	37,341,217
Utilities UltraSector ProFund	3,640,113	7,123,658

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2023 were as follows:

	Purchases	Sales
Access Flex High Yield ProFund	$206,812,764	$194,942,536

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund invests in swaps that use an ETF as the reference asset, each ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund's net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund's investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund's return.

Compounding Risk

Most of the ProFunds are "geared" funds ("Geared Funds") in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund calculates its net asset value ("NAV") to the time of the ProFund's next NAV calculation.

July 31, 2023 :: Notes to Financial Statements :: 323

These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund's prospectus.

Active Management Risk

Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund are actively managed, and their performance reflect the investment decisions that the Advisor makes for the ProFunds. The Advisor's judgements about the ProFunds' investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund's benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund's correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund's underlying

324 :: Notes to Financial Statements :: July 31, 2023

holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund's ability to meet its investment objective on or around that day.

Credit Default Swaps ("CDS") Risk

While the Access Flex Bear High Yield ProFund will normally be a net "buyer" of CDS and the Access Flex High Yield ProFund will normally be a net "seller" of CDS, at times the Access Flex Bear High Yield ProFund may be a net "seller" and the Access Flex High Yield ProFund may be a net "buyer" of CDS. When a ProFund is a seller of credit protection, upon the occurrence of a credit event, the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When a ProFund is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, each ProFund intends, as practicable, to obtain exposure through centrally cleared CDS, an active market may not exist for any of the CDS in which a ProFund invests or in the reference entities subject to the CDS. As a result, a ProFund's ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because a ProFund may use a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there are no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial

July 31, 2023 :: Notes to Financial Statements :: 325

costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty's ability to meets it obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the ProFund to quickly become outdated or inaccurate, resulting in significant losses. Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the ProFund's investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also,

326 :: Notes to Financial Statements :: July 31, 2023

the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund's performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield ProFund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to the ProFund.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. The Fed Funds rate appreciated from 2.33% to 5.33% during the fiscal year. Each ProFund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds with short/inverse derivative exposure generally benefited from financing rates.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund's investments may not keep pace with inflation, which may result in losses to ProFund investors or adversely affect the real value of shareholders' investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

July 31, 2023 :: Notes to Financial Statements :: 327

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2022				Year Ended 2021
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Bull ProFund	$370,689	$—	$—	$370,689	$1,995,004	$2,757,165	$—	$4,752,169
Europe 30 ProFund	48,336	—	—	48,336	33,014	—	—	33,014
UltraBull ProFund	8,363,176	779,894	—	9,143,070	5,070,936	2,554,660	—	7,625,596
UltraJapan ProFund	—	—	—	—	675,945	1,304,962	—	1,980,907
UltraNasdaq-100 ProFund	26,477,309	1,155,436	—	27,632,745	148,739,778	16,381,915	—	165,121,693
October 31
Access Flex High Yield ProFund	29,233	—	—	29,233	467,987	—	—	467,987
Biotechnology UltraSector ProFund	14,242,748	11,279,599	—	25,522,347	17,310,399	—	—	17,310,399
Communication Services UltraSector ProFund	59,697	2,106	7,136	68,939	—	—	—	—
Consumer Discretionary UltraSector ProFund†	5,320,428	130,368	—	5,450,796	1,939,814	1,051,801	—	2,991,615
Consumer Staples UltraSector ProFund†	351,875	151,475	—	503,350	—	—	—	—
Energy UltraSector ProFund†	427,298	—	—	427,298	227,674	—	—	227,674
Financials UltraSector ProFund	877,097	944	1,140	879,181	—	—	—	—
Industrials UltraSector ProFund	436,119	3,145	39	439,303	—	—	—	—
Internet UltraSector ProFund	20,936,695	9,806,780	—	30,743,475	27,272,748	12,588,418	—	39,861,166
Large-Cap Growth ProFund	221,666	85,029	—	306,695	751,788	649,703	—	1,401,491
Large-Cap Value ProFund	54,514	—	—	54,514	—	—	—	—
Materials UltraSector ProFund†	—	—	—	—	87,381	4,525	—	91,906
Mid-Cap Growth ProFund	831,229	119,485	—	950,714	320,965	602,809	—	923,774
Mid-Cap ProFund	158,547	58,875	—	217,422	—	—	—	—
Mid-Cap Value ProFund	50,173	—	—	50,173	10,633	—	—	10,633
Nasdaq-100 ProFund	2,281,194	2,060,020	—	4,341,214	1,491,584	348,686	—	1,840,270
Oil & Gas Equipment & Services UltraSector ProFund†	—	—	—	—	17,573	—	—	17,573
Pharmaceuticals UltraSector ProFund	57,588	128,692	—	186,280	—	16,620	—	16,620
Real Estate UltraSector ProFund	2,763,321	300,145	—	3,063,466	—	—	—	—
Semiconductor UltraSector ProFund	5,976,285	178,486	—	6,154,771	—	—	—	—
Small-Cap Growth ProFund	228,742	328,498	—	557,240	—	—	—	—
Small-Cap Value ProFund	182,410	46,458	—	228,868	—	—	—	—
Technology UltraSector ProFund	6,724,712	558,470	—	7,283,182	1,627,121	8,142	—	1,635,263
UltraDow 30 ProFund	2,441,094	102,530	—	2,543,624	55,323	580,971	—	636,294
UltraLatin America ProFund	703,948	—	—	703,948	103,594	—	—	103,594
UltraMid-Cap ProFund	2,306,933	422,277	—	2,729,210	—	—	—	—
Utilities UltraSector ProFund	16,661	—	—	16,661	31,184	—	14,289	45,473

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31
Bear ProFund	$—	$—	$(65,955,584)	$32,577	$(65,923,007)
Bull ProFund	—	—	—	14,839,000	14,839,000
Europe 30 ProFund	72,280	—	(4,710,823)	148,400	(4,490,143)
UltraBear ProFund	—	—	(96,879,144)	(69,577)	(96,948,721)
UltraBull ProFund	25,362	—	(39,437,377)	34,622,577	(4,789,438)
UltraJapan ProFund	—	—	(3,089,817)	(6,796)	(3,096,613)
UltraNasdaq-100 ProFund	—	—	(456,398,832)	209,167,276	(247,231,556)
UltraShort Nasdaq-100 ProFund	6,401	—	(66,744,664)	(400,220)	(67,138,483)

328 :: Notes to Financial Statements :: July 31, 2023

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
October 31
Access Flex Bear High Yield ProFund	$—	$—	$(5,283,032)	$—	$(5,283,032)
Access Flex High Yield ProFund	548,440	—	(2,242,288)	(44,156)	(1,738,004)
Banks UltraSector ProFund	20,726	—	(5,366,822)	2,877,925	(2,468,171)
Biotechnology UltraSector ProFund	—	—	(8,042,682)	48,977,822	40,935,140
Communication Services UltraSector ProFund	—	—	(2,248,651)	(598,835)	(2,847,486)
Consumer Discretionary UltraSector ProFund†	—	—	(6,180,598)	14,334,051	8,153,453
Consumer Staples UltraSector ProFund†	—	—	(1,169,853)	1,710,405	540,552
Energy UltraSector ProFund†	1,028,842	—	—	22,256,690	23,285,532
Falling U.S. Dollar ProFund	—	—	(2,779,036)	—	(2,779,036)
Financials UltraSector ProFund	—	—	(1,672,303)	1,667,184	(5,119)
Health Care UltraSector ProFund	—	—	(2,936,626)	9,144,888	6,208,262
Industrials UltraSector ProFund	—	—	(254,707)	1,561,930	1,307,223
Internet UltraSector ProFund	—	—	(42,678,912)	3,980,224	(38,698,688)
Large-Cap Growth ProFund	—	182,929	(141,357)	5,551,006	5,592,578
Large-Cap Value ProFund	39,618	—	(3,541,421)	1,319,009	(2,182,794)
Materials UltraSector ProFund†	—	—	(1,785,443)	1,633,807	(151,636)
Mid-Cap Growth ProFund	—	105,905	(31,757)	372,423	446,571
Mid-Cap ProFund	—	—	(1,017,561)	863,083	(154,478)
Mid-Cap Value ProFund	—	—	—	(30,970)	(30,970)
Nasdaq-100 ProFund	—	—	(11,426,617)	24,067,879	12,641,262
Oil & Gas Equipment & Services UltraSector ProFund†	—	—	(19,353,392)	3,882,867	(15,470,525)
Pharmaceuticals UltraSector ProFund	—	—	(591,648)	390,664	(200,984)
Precious Metals UltraSector ProFund	654	—	(64,102,253)	1,051,584	(63,050,015)
Real Estate UltraSector ProFund	—	—	(4,560,058)	1,660,142	(2,899,916)
Rising Rates Opportunity ProFund	—	—	(38,394,581)	2,143,602	(36,250,979)
Rising Rates Opportunity 10 ProFund	—	—	(3,174,767)	(4,799)	(3,179,566)
Rising U.S. Dollar ProFund	199,419	408,967	—	—	608,386
Semiconductor UltraSector ProFund	—	—	(29,506,592)	23,781,810	(5,724,782)
Short Energy ProFund†	—	—	(2,170,800)	(29,888)	(2,200,688)
Short Nasdaq-100 ProFund	—	—	(10,095,947)	255,794	(9,840,153)
Short Precious Metals ProFund	—	—	(9,237,513)	(58,604)	(9,296,117)
Short Real Estate ProFund	—	—	(4,494,796)	(176,056)	(4,670,852)
Short Small-Cap ProFund	—	—	(15,327,451)	(24,594)	(15,352,045)
Small-Cap Growth ProFund	—	153,586	(48,868)	810,989	915,707
Small-Cap ProFund	—	—	—	585,544	585,544
Small-Cap Value ProFund	—	—	—	(238,580)	(238,580)
Technology UltraSector ProFund	—	—	(9,928,003)	20,686,657	10,758,654
UltraChina ProFund	—	—	(38,175,215)	(10,332,094)	(48,507,309)
UltraDow 30 ProFund	—	—	(5,705,116)	12,443,341	6,738,225
UltraEmerging Markets ProFund	65,396	—	(8,580,396)	150,334	(8,364,666)
UltraInternational ProFund	—	—	(1,170,084)	4,102	(1,165,982)
UltraLatin America ProFund	740,299	—	(29,459,240)	(888,549)	(29,607,490)
UltraMid-Cap ProFund	—	—	(9,313,405)	8,541,784	(771,621)
UltraShort China ProFund	—	—	(7,821,446)	209,517	(7,611,929)
UltraShort Dow 30 ProFund	—	—	(23,991,175)	(124,423)	(24,115,598)
UltraShort Emerging Markets ProFund	—	—	(11,995,744)	32,786	(11,962,958)
UltraShort International ProFund	—	—	(16,870,223)	(11,813)	(16,882,036)
UltraShort Japan ProFund	—	—	(10,630,664)	(8,368)	(10,639,032)
UltraShort Latin America ProFund	—	—	(16,868,836)	(26,762)	(16,895,598)
UltraShort Mid-Cap ProFund	—	—	(10,793,498)	(55,925)	(10,849,423)
UltraShort Small-Cap ProFund	—	—	(54,023,222)	(257,101)	(54,280,323)
UltraSmall-Cap ProFund	—	—	(33,434,000)	6,419,078	(27,014,922)
U.S. Government Plus ProFund	—	—	(7,148,530)	(176,115)	(7,324,645)
Utilities UltraSector ProFund	49,332	—	(8,482,799)	3,812,636	(4,620,831)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2022 and December 31,

July 31, 2023 :: Notes to Financial Statements :: 329

2022, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2023 and December 31, 2023:

Qualified Late Year Ordinary Losses
October 31
tax year end ProFunds
Access Flex Bear High Yield ProFund	$155,303
Biotechnology UltraSector ProFund	144,057
Communication Services UltraSector ProFund	32,190
Consumer Discretionary UltraSector ProFund†	216,924
Consumer Staples UltraSector ProFund†	20,653
Falling U.S. Dollar ProFund	5,545
Financials UltraSector ProFund	1,950
Health Care UltraSector ProFund	68,759
Industrials UltraSector ProFund	22,595
Internet UltraSector ProFund	1,030,257
Large-Cap Growth ProFund	141,357
Materials UltraSector ProFund†	14,408
Mid-Cap Growth ProFund	31,757
Mid-Cap ProFund	20,512
Nasdaq-100 ProFund	531,047
Oil & Gas Equipment & Services UltraSector ProFund†	131,792
Rising Rates Opportunity ProFund	59,121
Rising Rates Opportunity 10 ProFund	21,356
Semiconductor UltraSector ProFund	309,764
Short Energy ProFund†	4,947
Short Nasdaq-100 ProFund	134,598
Short Precious Metals ProFund	9,004
Short Real Estate ProFund	1,800
Short Small-Cap ProFund	25,712
Small-Cap Growth ProFund	48,868
Technology UltraSector ProFund	458,927
UltraChina ProFund	13,643
UltraInternational ProFund	11,659
UltraMid-Cap ProFund	63,638
UltraShort China ProFund	21,883
UltraShort Dow 30 ProFund	13,964
UltraShort Emerging Markets ProFund	4,524
UltraShort International ProFund	6,810
UltraShort Japan ProFund	2,604
UltraShort Latin America ProFund	2,087
UltraShort Mid-Cap ProFund	7,333
UltraShort Small-Cap ProFund	19,159
UltraSmall-Cap ProFund	284,764
U.S. Government Plus ProFund	81,415

As of the end of their respective tax years ended October 31, 2022 and December 31, 2022, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below.

Fund	No Expiration Date
Access Flex Bear High Yield ProFund	$5,127,729
Access Flex High Yield ProFund	2,242,288
Banks UltraSector ProFund	5,366,822
Bear ProFund	65,955,584
Biotechnology UltraSector ProFund	7,898,625
Communication Services UltraSector ProFund	2,216,461
Consumer Discretionary UltraSector ProFund†	5,963,674
Consumer Staples UltraSector ProFund†	1,149,200
Europe 30 ProFund	4,710,823
Falling U.S. Dollar ProFund	2,773,491
Financials UltraSector ProFund	1,670,353
Health Care UltraSector ProFund	2,867,867
Industrials UltraSector ProFund	232,112
Internet UltraSector ProFund	41,648,655

330 :: Notes to Financial Statements :: July 31, 2023

Fund	No Expiration Date
Large-Cap Value ProFund	$3,541,421
Materials UltraSector ProFund†	1,771,035
Mid-Cap ProFund	997,049
Nasdaq-100 ProFund	10,895,570
Oil & Gas Equipment & Services UltraSector ProFund†	19,221,600
Pharmaceuticals UltraSector ProFund	591,648
Precious Metals UltraSector ProFund	64,102,253
Real Estate UltraSector ProFund	4,560,058
Rising Rates Opportunity ProFund	38,335,460
Rising Rates Opportunity 10 ProFund	3,153,411
Semiconductor UltraSector ProFund	29,196,828
Short Energy ProFund†	2,165,853
Short Nasdaq-100 ProFund	9,961,349
Short Precious Metals ProFund	9,228,509
Short Real Estate ProFund	4,492,996
Short Small-Cap ProFund	15,301,739
Technology UltraSector ProFund	9,469,076
UltraBear ProFund	96,879,144
UltraBull ProFund	39,437,377
UltraChina ProFund	38,161,572
UltraDow 30 ProFund	5,705,116
UltraEmerging Markets ProFund	8,580,396
UltraInternational ProFund	1,158,425
UltraJapan ProFund	3,089,817
UltraLatin America ProFund	29,459,240
UltraMid-Cap ProFund	9,249,767
UltraNasdaq-100 ProFund	456,398,832
UltraShort China ProFund	7,799,563
UltraShort Dow 30 ProFund	23,977,211
UltraShort Emerging Markets ProFund	11,991,220
UltraShort International ProFund	16,863,413
UltraShort Japan ProFund	10,628,060
UltraShort Latin America ProFund	16,866,749
UltraShort Mid-Cap ProFund	10,786,165
UltraShort Nasdaq-100 ProFund	66,744,664
UltraShort Small-Cap ProFund	54,004,063
UltraSmall-Cap ProFund	33,149,236
U.S. Government Plus ProFund	7,067,115
Utilities UltraSector ProFund	8,482,799

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset.

As of their respective tax years ended October 31, 2022 and December 31, 2022, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31
Bear ProFund	$44,991,000	$32,577	$—	$32,577
Bull ProFund	16,983,442	16,625,296	(1,786,296)	14,839,000
Europe 30 ProFund	2,606,036	749,831	(601,431)	148,400
UltraBear ProFund	16,561,000	—	(69,577)	(69,577)
UltraBull ProFund	54,338,804	42,830,886	(8,208,309)	34,622,577
UltraJapan ProFund	10,268,000	—	(6,796)	(6,796)
UltraNasdaq-100 ProFund	189,462,760	237,495,521	(28,328,245)	209,167,276
UltraShort Nasdaq-100 ProFund	81,249,000	—	(400,220)	(400,220)
October 31
Access Flex Bear High Yield ProFund	2,177,000	—	—	—
Access Flex High Yield ProFund	14,153,150	—	(44,156)	(44,156)
Banks UltraSector ProFund	4,989,175	4,649,064	(1,771,139)	2,877,925
Biotechnology UltraSector ProFund	68,226,582	59,023,428	(10,045,606)	48,977,822

July 31, 2023 :: Notes to Financial Statements :: 331

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Communication Services UltraSector ProFund	$3,919,577	$494,057	$(1,092,892)	$(598,835)
Consumer Discretionary UltraSector ProFund†	14,029,469	16,012,485	(1,678,434)	14,334,051
Consumer Staples UltraSector ProFund†	2,016,481	1,858,276	(147,871)	1,710,405
Energy UltraSector ProFund†	38,774,396	24,404,000	(2,147,310)	22,256,690
Falling U.S. Dollar ProFund	812,000	—	—	—
Financials UltraSector ProFund	3,723,318	2,933,450	(1,266,266)	1,667,184
Health Care UltraSector ProFund	9,071,384	9,874,745	(729,857)	9,144,888
Industrials UltraSector ProFund	2,064,473	1,641,286	(79,356)	1,561,930
Internet UltraSector ProFund	61,813,369	22,481,976	(18,501,752)	3,980,224
Large Cap Growth ProFund	3,658,184	5,971,948	(420,942)	5,551,006
Large Cap Value ProFund	14,353,863	2,345,425	(1,026,416)	1,319,009
Materials UltraSector ProFund†	2,600,692	2,191,114	(557,307)	1,633,807
Mid Cap Growth ProFund	3,033,039	935,974	(563,551)	372,423
Mid Cap ProFund	3,036,611	1,171,780	(308,697)	863,083
Mid Cap Value ProFund	11,877,054	1,249,957	(1,280,927)	(30,970)
Nasdaq 100 ProFund	22,207,871	25,221,169	(1,153,290)	24,067,879
Oil & Gas Equipment & Services UltraSector ProFund†	21,834,291	8,513,873	(4,631,006)	3,882,867
Pharmaceuticals UltraSector ProFund	3,781,066	783,417	(392,753)	390,664
Precious Metals UltraSector ProFund	15,481,654	6,620,986	(5,569,402)	1,051,584
Real Estate UltraSector ProFund	3,990,043	2,158,837	(498,695)	1,660,142
Rising Rates Opportunity ProFund	47,738,000	2,143,602	—	2,143,602
Rising Rates Opportunity 10 ProFund	9,176,000	—	(4,799)	(4,799)
Rising U.S. Dollar ProFund	31,728,000	—	—	—
Semiconductor UltraSector ProFund	20,257,789	24,347,615	(565,805)	23,781,810
Short Energy ProFund†	1,004,000	—	(29,888)	(29,888)
Short Nasdaq 100 ProFund	73,079,000	255,794	—	255,794
Short Precious Metals ProFund	5,609,000	—	(58,604)	(58,604)
Short Real Estate ProFund	2,789,000	—	(176,056)	(176,056)
Short Small Cap ProFund	1,343,000	—	(24,594)	(24,594)
Small-Cap Growth ProFund	3,690,177	1,581,020	(770,031)	810,989
Small-Cap ProFund	3,081,700	860,320	(274,776)	585,544
Small-Cap Value ProFund	13,447,596	1,961,994	(2,200,574)	(238,580)
Technology UltraSector ProFund	16,752,771	22,619,132	(1,932,475)	20,686,657
UltraChina ProFund	20,672,046	1,170,403	(11,502,497)	(10,332,094)
UltraDow 30 ProFund	23,286,155	13,805,873	(1,362,532)	12,443,341
UltraEmerging Markets ProFund	4,345,349	1,531,307	(1,380,973)	150,334
UltraInternational ProFund	2,043,000	4,102	—	4,102
UltraLatin America ProFund	12,027,645	3,657,412	(4,545,961)	(888,549)
UltraMid-Cap ProFund	32,398,432	11,459,994	(2,918,210)	8,541,784
UltraShort China ProFund	2,358,000	209,517	—	209,517
UltraShort Dow 30 ProFund	3,653,000	—	(124,423)	(124,423)
UltraShort Emerging Markets ProFund	2,949,000	32,786	—	32,786
UltraShort International ProFund	4,637,000	—	(11,813)	(11,813)
UltraShort Japan ProFund	271,000	—	(8,368)	(8,368)
UltraShort Latin America ProFund	1,456,000	—	(26,762)	(26,762)
UltraShort Mid-Cap ProFund	1,695,000	—	(55,925)	(55,925)
UltraShort Small-Cap ProFund	6,452,000	—	(257,101)	(257,101)
UltraSmall-Cap ProFund	46,182,044	12,116,918	(5,697,840)	6,419,078
U.S. Government Plus ProFund	7,884,000	—	(176,115)	(176,115)
Utilities UltraSector ProFund	5,304,069	4,120,351	(307,715)	3,812,636

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

As of July 31, 2023, Access Flex Bear High Yield ProFund was owed $296,600 and the Rising U.S. Dollar ProFund was owed $684,637 of the original amount owed, as of September 15, 2008, of $925,069 and $2,135,323, respectively, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Access Flex Bear High Yield ProFund and the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor,

332 :: Notes to Financial Statements :: July 31, 2023

an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse each ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by either the Access Flex Bear High Yield ProFund the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund. The fair values of the remaining claims due from Lehman are $3,602 and $8,314, respectively, and are included in "Receivable for closed swap positions" and "Receivable for closed forward currency contracts", respectively, on the Statements of Assets and Liabilities. The fair value of the amounts that are estimated to be paid by the Advisor are $292,998 and $676,323, respectively, and are included in "Due from Advisor under a Receivables Agreement" on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2023.

9. Share Splits and Reverse Share Splits

Effective March 13, 2023, the Short Nasdaq-100 ProFund and the UltraShort Nasdaq-100 ProFund underwent a 1-for-5 reverse share split.

Effective March 6, 2023, the Short Small-Cap ProFund underwent a 1-for-5 reverse share split, and the UltraChina ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2020, the Consumer Staples UltraSector ProFund†, the Internet UltraSector ProFund, and the UltraNasdaq-100 ProFund underwent a 2-for-1 share split, the Oil & Gas Equipment & Services UltraSector ProFund†, the UltraBear ProFund, the UltraShort Dow 30 ProFund, the UltraShort Emerging Markets ProFund, and the UltraShort International ProFund underwent a 1-for-4 reverse share split, and the UltraShort Nasdaq-100 ProFund underwent a 1-for-8 reverse share split.

Effective November 18, 2019, the Bull ProFund, the Consumer Discretionary UltraSector ProFund†, the Industrials UltraSector ProFund, the Technology UltraSector ProFund, and the UltraDow 30 ProFund underwent a 3-for-1 share split, the Short Nasdaq-100 ProFund underwent a 1-for-4 reverse share split, and the Oil & Gas Equipment & Services UltraSector ProFund† underwent a 1-for-8 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2023, the following shareholders were deemed a significant shareholder of the following ProFunds:

	Shareholder Name	% of Fund Owned
Rising U.S. Dollar ProFund	SEI Private Trust Company	61%
Small-Cap ProFund	Meridian Capital Partners	38%
UltraJapan ProFund	Robert Ronus	29%
UltraLatin America ProFund	Warren M. and Karen A. Merguerian	66%

11. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds' financial statements.

Report of Independent Registered Public Accounting Firm :: 333

To the Shareholders and Board of Trustees ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Funds listed in the Appendix that comprise ProFunds (each a Fund and collectively, the Funds), including the schedule of portfolio investments, as of July 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 28, 2023

334 :: Report of Independent Registered Public Accounting Firm

Appendix

Statements of assets and liabilities, including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

Access Flex Bear High Yield ProFund

Access Flex High Yield ProFund

Banks UltraSector ProFund

Materials UltraSector ProFund

Bear ProFund

Biotechnology UltraSector ProFund

Bull ProFund

Communication Services Ultrasector ProFund

Consumer Staples UltraSector ProFund

Consumer Discretionary UltraSector ProFund

Europe 30 ProFund

Falling U.S. Dollar ProFund

Financials UltraSector ProFund

Health Care UltraSector ProFund

Industrials UltraSector ProFund

Internet UltraSector ProFund

Large-Cap Growth ProFund

Large-Cap Value ProFund

Mid-Cap Growth ProFund

Mid-Cap ProFund

Mid-Cap Value ProFund

Nasdaq-100 ProFund

Energy UltraSector ProFund

Oil & Gas Equipment & Services UltraSector ProFund

Pharmaceuticals UltraSector ProFund

Precious Metals UltraSector ProFund

Real Estate UltraSector ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

Rising U.S. Dollar ProFund

Semiconductor UltraSector ProFund

Short Nasdaq-100 ProFund

Short Energy ProFund

Short Precious Metals ProFund

Short Real Estate ProFund

Short Small-Cap ProFund

Small-Cap Growth ProFund

Small-Cap ProFund

Small-Cap Value ProFund

Technology UltraSector ProFund

UltraBear ProFund

UltraBull ProFund

UltraChina ProFund

UltraDow 30 ProFund

UltraEmerging Markets ProFund

UltraInternational ProFund

UltraJapan ProFund

UltraLatin America ProFund

UltraMid-Cap ProFund
UltraNasdaq-100 ProFund

UltraShort China ProFund

UltraShort Dow 30 ProFund

UltraShort Emerging Markets ProFund

UltraShort International ProFund

UltraShort Japan ProFund

UltraShort Latin America ProFund

UltraShort Mid-Cap ProFund

UltraShort Nasdaq-100 ProFund

UltraShort Small-Cap ProFund

UltraSmall-Cap ProFund

U.S. Government Plus ProFund

Utilities UltraSector ProFund

Trustees and Executive Officers (unaudited) :: 335

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
William D. Fertig c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 9/56	Trustee	Indefinite; June 2011 to present	Context Capital Management (Alternative Asset Management): Chief Investment Officer (September 2002 to present).	ProFunds (116); ProShares (121)	Context Capital
Russell S. Reynolds, III c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Retained Executive Recruitment and Corporate Governance Consulting): Managing Director (February 1993 to present).	ProFunds (116); ProShares (121)	RSR Partners, Inc.
Michael C. Wachs c/o ProFunds Trust 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Linden Lane Capital Partners LLC (Real Estate Investment and Development): Managing Principal (2010 to present).	ProFunds (116); ProShares (121)	NAIOP (the Commercial Real Estate Development Association)

Interested Trustee
Michael L. Sapir** 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds (116); ProShares (121)

*	The "Fund Complex" consists of all operational registered investment companies under the 1940 Act that are advised by ProFund Advisors LLC and any operational registered investment companies that have an investment adviser that is an affiliated person of ProFund Advisors LLC. Investment companies that are non-operational (and therefore, not publicly offered) as of the date of this report are excluded from these figures.

**	Mr. Sapir is an "interested person," as defined by the 1940 Act, because of his ownership interest in the Advisor.

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Executive Officers
Todd B. Johnson 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 1/64	President	Indefinite; January 2014 to present	Chief Investment Officer of the Advisor and ProShare Advisors LLC (December 2008 to present); and ProShare Capital Management LLC (February 2009 to present).
Victor M. Frye, Esq. 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present) and ProShare Advisors LLC (December 2004 to present); Secretary of ProFunds Distributors, Inc. (April 2008 to present); Chief Compliance Officer of ProFunds Distributors, Inc. (July 2015 to present).
Richard F. Morris 7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814 Birth Date: 8/67	Chief Legal Officer and Secretary	Indefinite; December 2015 to present	General Counsel of the Advisor, ProShare Advisors, and ProShare Capital Management LLC (December 2015 to present); Chief Legal Officer of ProFunds Distributors, Inc. (December 2015 to present); Partner at Morgan Lewis & Bockius, LLP (October 2012 to November 2015).
Denise Lewis 4400 Easton Commons, Suite 200 Columbus, OH 43219 Birth Date: 10/63	Treasurer	Indefinite; June 2022 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (August 2020 to present); Director, Bank of New York Mellon (September 2015-October 2019).

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees an Officers. To receive your free copy of the Statement of Additional Information, call toll-free 888-776-3637.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/23

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

2022 $778,885

2023 $808,310

The fees relate to the audit of the registrant’s annual financial statements and the review of the annual post-effective registration statements paid to KPMG LLP.

(b)	Audit-Related Fees:

2022 $0

2023 $0

(c)	Tax Fees:

2022 $327,230

2023 $352,861

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to KPMG LLP.

(d)	All Other Fees:

2022 $0

2023 $0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	2022 $327,230

2023 $352,861

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (67.6%)
	Shares	Value
3M Co. (Industrial Conglomerates)	518	$57,757
A.O. Smith Corp. (Building Products)	118	8,570
Abbott Laboratories (Health Care Equipment & Supplies)	1,632	181,691
AbbVie, Inc. (Biotechnology)	1,655	247,555
Accenture PLC - Class A (IT Services)	593	187,595
Activision Blizzard, Inc.* (Entertainment)	671	62,242
Adobe, Inc.* (Software)	430	234,853
Advance Auto Parts, Inc. (Specialty Retail)	55	4,091
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,511	172,858
Aflac, Inc. (Insurance)	516	37,327
Agilent Technologies, Inc. (Life Sciences Tools & Services)	277	33,730
Air Products and Chemicals, Inc. (Chemicals)	209	63,813
Akamai Technologies, Inc.* (IT Services)	143	13,514
Alaska Air Group, Inc.* (Passenger Airlines)	120	5,836
Albemarle Corp. (Chemicals)	110	23,351
Alexandria Real Estate Equities, Inc. (Office REITs)	147	18,475
Align Technology, Inc.* (Health Care Equipment & Supplies)	67	25,319
Allegion PLC (Building Products)	83	9,699
Alliant Energy Corp. (Electric Utilities)	235	12,629
Alphabet, Inc.* - Class A (Interactive Media & Services)	5,574	739,781
Alphabet, Inc.* - Class C (Interactive Media & Services)	4,796	638,396
Altria Group, Inc. (Tobacco)	1,676	76,124
Amazon.com, Inc.* (Broadline Retail)	8,376	1,119,704
Amcor PLC (Containers & Packaging)	1,383	14,190
Ameren Corp. (Multi-Utilities)	247	21,160
American Airlines Group, Inc.* (Passenger Airlines)	614	10,285
American Electric Power Co., Inc. (Electric Utilities)	483	40,929
American Express Co. (Consumer Finance)	558	94,235
American International Group, Inc. (Insurance)	679	40,930
American Tower Corp. (Specialized REITs)	437	83,164
American Water Works Co., Inc. (Water Utilities)	182	26,832
Ameriprise Financial, Inc. (Capital Markets)	97	33,800
AmerisourceBergen Corp. (Health Care Providers & Services)	153	28,596
AMETEK, Inc. (Electrical Equipment)	216	34,258
Amgen, Inc. (Biotechnology)	501	117,309
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	558	49,277
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	474	94,577
ANSYS, Inc.* (Software)	80	27,368
Aon PLC - Class A (Insurance)	192	61,152
APA Corp. (Oil, Gas & Consumable Fuels)	291	11,783
Apple, Inc. (Technology Hardware, Storage & Peripherals)	13,873	2,725,350
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	792	120,059
Aptiv PLC* (Automobile Components)	254	27,810
Arch Capital Group, Ltd.* (Insurance)	350	27,192
Archer-Daniels-Midland Co. (Food Products)	510	43,330
Arista Networks, Inc.* (Communications Equipment)	234	36,291
Arthur J. Gallagher & Co. (Insurance)	200	42,960
Assurant, Inc. (Insurance)	50	6,726
AT&T, Inc. (Diversified Telecommunication Services)	6,709	97,415
Atmos Energy Corp. (Gas Utilities)	136	16,553
Autodesk, Inc.* (Software)	200	42,398
Automatic Data Processing, Inc. (Professional Services)	388	95,938
AutoZone, Inc.* (Specialty Retail)	17	42,189
AvalonBay Communities, Inc. (Residential REITs)	132	24,901
Avery Dennison Corp. (Containers & Packaging)	76	13,985
Axon Enterprise, Inc.* (Aerospace & Defense)	67	12,457
Baker Hughes Co. (Energy Equipment & Services)	951	34,036
Ball Corp. (Containers & Packaging)	295	17,313
Bank of America Corp. (Banks)	6,507	208,224
Bath & Body Works, Inc. (Specialty Retail)	216	8,005
Baxter International, Inc. (Health Care Equipment & Supplies)	475	21,484
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	267	74,392
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,673	588,828
Best Buy Co., Inc. (Specialty Retail)	182	15,115
Biogen, Inc.* (Biotechnology)	136	36,746
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	20	8,107
Bio-Techne Corp. (Life Sciences Tools & Services)	147	12,260
BlackRock, Inc. (Capital Markets)	140	103,439
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	35	103,978
BorgWarner, Inc. (Automobile Components)	221	10,277
Boston Properties, Inc. (Office REITs)	135	8,995
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,350	69,998
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,971	122,576
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	392	352,271
Broadridge Financial Solutions, Inc. (Professional Services)	111	18,639
Brown & Brown, Inc. (Insurance)	221	15,569
Brown-Forman Corp. - Class B (Beverages)	172	12,143
Bunge, Ltd. (Food Products)	141	15,322
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	109	10,920
Cadence Design Systems, Inc.* (Software)	256	59,907
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	202	11,922
Camden Property Trust (Residential REITs)	101	11,018
Campbell Soup Co. (Food Products)	189	8,660
Capital One Financial Corp. (Consumer Finance)	359	42,010
Cardinal Health, Inc. (Health Care Providers & Services)	239	21,861
CarMax, Inc.* (Specialty Retail)	148	12,226
Carnival Corp.* (Hotels, Restaurants & Leisure)	945	17,804
Carrier Global Corp. (Building Products)	783	46,629

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Catalent, Inc.* (Pharmaceuticals)	170	$8,248
Caterpillar, Inc. (Machinery)	483	128,076
Cboe Global Markets, Inc. (Capital Markets)	100	13,968
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	291	24,243
CDW Corp. (Electronic Equipment, Instruments & Components)	127	23,758
Celanese Corp. (Chemicals)	94	11,787
Centene Corp.* (Health Care Providers & Services)	515	35,066
CenterPoint Energy, Inc. (Multi-Utilities)	593	17,843
Ceridian HCM Holding, Inc.* (Professional Services)	145	10,267
CF Industries Holdings, Inc. (Chemicals)	182	14,939
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	49	10,267
Charter Communications, Inc.* - Class A (Media)	97	39,304
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,635	267,584
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	25	49,057
Chubb, Ltd. (Insurance)	389	79,516
Church & Dwight Co., Inc. (Household Products)	230	22,004
Cincinnati Financial Corp. (Insurance)	147	15,814
Cintas Corp. (Commercial Services & Supplies)	80	40,163
Cisco Systems, Inc. (Communications Equipment)	3,844	200,042
Citigroup, Inc. (Banks)	1,827	87,075
Citizens Financial Group, Inc. (Banks)	456	14,711
CME Group, Inc. (Capital Markets)	337	67,050
CMS Energy Corp. (Multi-Utilities)	274	16,733
Cognizant Technology Solutions Corp. - Class A (IT Services)	476	31,430
Colgate-Palmolive Co. (Household Products)	777	59,254
Comcast Corp. - Class A (Media)	3,903	176,651
Comerica, Inc. (Banks)	124	6,691
Conagra Brands, Inc. (Food Products)	448	14,699
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,135	133,612
Consolidated Edison, Inc. (Multi-Utilities)	325	30,830
Constellation Brands, Inc. - Class A (Beverages)	151	41,193
Constellation Energy Corp. (Electric Utilities)	304	29,382
Copart, Inc.* (Commercial Services & Supplies)	402	35,533
Corning, Inc. (Electronic Equipment, Instruments & Components)	719	24,403
Corteva, Inc. (Chemicals)	667	37,639
CoStar Group, Inc.* (Professional Services)	383	32,161
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	415	232,677
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	712	19,608
Crown Castle, Inc. (Specialized REITs)	407	44,074
CSX Corp. (Ground Transportation)	1,908	63,575
Cummins, Inc. (Machinery)	132	34,426
CVS Health Corp. (Health Care Providers & Services)	1,203	89,852
D.R. Horton, Inc. (Household Durables)	291	36,962
Danaher Corp. (Life Sciences Tools & Services)	624	159,157
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	113	19,088
DaVita, Inc.* (Health Care Providers & Services)	52	5,303
Deere & Co. (Machinery)	252	108,259
Delta Air Lines, Inc. (Passenger Airlines)	603	27,895
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	200	8,304
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	602	32,508
Dexcom, Inc.* (Health Care Equipment & Supplies)	363	45,215
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	171	25,192
Digital Realty Trust, Inc. (Specialized REITs)	273	34,021
Discover Financial Services (Consumer Finance)	238	25,121
Dollar General Corp. (Consumer Staples Distribution & Retail)	205	34,616
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	196	30,249
Dominion Energy, Inc. (Multi-Utilities)	784	41,983
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	33	13,092
Dover Corp. (Machinery)	131	19,122
Dow, Inc. (Chemicals)	663	37,440
DTE Energy Co. (Multi-Utilities)	193	22,060
Duke Energy Corp. (Electric Utilities)	723	67,687
DuPont de Nemours, Inc. (Chemicals)	431	33,459
DXC Technology Co.* (IT Services)	216	5,972
Eastman Chemical Co. (Chemicals)	112	9,585
Eaton Corp. PLC (Electrical Equipment)	375	76,994
eBay, Inc. (Broadline Retail)	502	22,344
Ecolab, Inc. (Chemicals)	232	42,488
Edison International (Electric Utilities)	359	25,834
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	569	46,698
Electronic Arts, Inc. (Entertainment)	244	33,269
Elevance Health, Inc. (Health Care Providers & Services)	222	104,702
Eli Lilly & Co. (Pharmaceuticals)	739	335,912
Emerson Electric Co. (Electrical Equipment)	536	48,964
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	128	19,434
Entergy Corp. (Electric Utilities)	198	20,335
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	549	72,759
EPAM Systems, Inc.* (IT Services)	54	12,788
EQT Corp. (Oil, Gas & Consumable Fuels)	340	14,341
Equifax, Inc. (Professional Services)	114	23,265
Equinix, Inc. (Specialized REITs)	88	71,273
Equity Residential (Residential REITs)	320	21,101
Essex Property Trust, Inc. (Residential REITs)	60	14,613
Etsy, Inc.* (Broadline Retail)	115	11,690
Everest Group, Ltd. (Insurance)	40	14,420
Evergy, Inc. (Electric Utilities)	215	12,894
Eversource Energy (Electric Utilities)	327	23,652
Exelon Corp. (Electric Utilities)	935	39,139

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	135	$16,542
Expeditors International of Washington, Inc. (Air Freight & Logistics)	144	18,331
Extra Space Storage, Inc. (Specialized REITs)	197	27,495
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,794	406,869
F5, Inc.* (Communications Equipment)	57	9,020
FactSet Research Systems, Inc. (Capital Markets)	36	15,661
Fair Isaac Corp.* (Software)	23	19,273
Fastenal Co. (Trading Companies & Distributors)	536	31,414
Federal Realty Investment Trust (Diversified REITs)	69	7,005
FedEx Corp. (Air Freight & Logistics)	217	58,579
Fidelity National Information Services, Inc. (Financial Services)	556	33,571
Fifth Third Bancorp (Banks)	641	18,653
First Horizon Corp. (Banks)	–	5
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	93	19,288
FirstEnergy Corp. (Electric Utilities)	512	20,168
Fiserv, Inc.* (Financial Services)	579	73,076
FleetCor Technologies, Inc.* (Financial Services)	69	17,175
FMC Corp. (Chemicals)	118	11,355
Ford Motor Co. (Automobile Components)	3,690	48,745
Fortinet, Inc.* (Software)	611	47,487
Fortive Corp. (Machinery)	333	26,091
Fox Corp. - Class A (Media)	254	8,496
Fox Corp. - Class B (Media)	129	4,052
Franklin Resources, Inc. (Capital Markets)	270	7,895
Freeport-McMoRan, Inc. (Metals & Mining)	1,345	60,054
Garmin, Ltd. (Household Durables)	144	15,248
Gartner, Inc.* (IT Services)	74	26,166
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	368	28,704
Gen Digital, Inc. (Software)	536	10,425
Generac Holdings, Inc.* (Electrical Equipment)	58	8,915
General Dynamics Corp. (Aerospace & Defense)	212	47,399
General Electric Co. (Industrial Conglomerates)	1,022	116,753
General Mills, Inc. (Food Products)	551	41,182
General Motors Co. (Automobile Components)	1,305	50,073
Genuine Parts Co. (Distributors)	131	20,399
Gilead Sciences, Inc. (Biotechnology)	1,170	89,084
Global Payments, Inc. (Financial Services)	246	27,122
Globe Life, Inc. (Insurance)	84	9,422
Halliburton Co. (Energy Equipment & Services)	848	33,140
Hasbro, Inc. (Leisure Products)	122	7,876
HCA Healthcare, Inc. (Health Care Providers & Services)	193	52,652
Healthpeak Properties, Inc. (Health Care REITs)	516	11,264
Henry Schein, Inc.* (Health Care Providers & Services)	123	9,691
Hess Corp. (Oil, Gas & Consumable Fuels)	259	39,298
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,218	21,169
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	249	38,717
Hologic, Inc.* (Health Care Equipment & Supplies)	231	18,346
Honeywell International, Inc. (Industrial Conglomerates)	625	121,332
Hormel Foods Corp. (Food Products)	273	11,160
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	669	12,310
Howmet Aerospace, Inc. (Aerospace & Defense)	346	17,694
HP, Inc. (Technology Hardware, Storage & Peripherals)	814	26,723
Humana, Inc. (Health Care Providers & Services)	118	53,906
Huntington Bancshares, Inc. (Banks)	1,357	16,610
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	37	8,498
IDEX Corp. (Machinery)	71	16,033
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	77	42,714
Illinois Tool Works, Inc. (Machinery)	259	68,200
Illumina, Inc.* (Life Sciences Tools & Services)	148	28,438
Incyte Corp.* (Biotechnology)	174	11,087
Ingersoll Rand, Inc. (Machinery)	379	24,737
Insulet Corp.* (Health Care Equipment & Supplies)	66	18,266
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,915	140,040
Intercontinental Exchange, Inc. (Capital Markets)	525	60,270
International Business Machines Corp. (IT Services)	852	122,841
International Flavors & Fragrances, Inc. (Chemicals)	239	20,222
International Paper Co. (Containers & Packaging)	327	11,792
Intuit, Inc. (Software)	264	135,089
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	328	106,403
Invesco, Ltd. (Capital Markets)	432	7,258
Invitation Homes, Inc. (Residential REITs)	547	19,419
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	174	38,934
Iron Mountain, Inc. (Specialized REITs)	274	16,824
J.B. Hunt Transport Services, Inc. (Ground Transportation)	77	15,703
Jack Henry & Associates, Inc. (Professional Services)	69	11,562
Jacobs Solutions, Inc. (Professional Services)	120	15,049
Johnson & Johnson (Pharmaceuticals)	2,439	408,607
Johnson Controls International PLC (Building Products)	644	44,790
JPMorgan Chase & Co. (Banks)	2,742	433,127
Juniper Networks, Inc. (Communications Equipment)	304	8,451
Kellogg Co. (Food Products)	242	16,187
Keurig Dr Pepper, Inc. (Beverages)	791	26,902
KeyCorp (Banks)	879	10,820

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	166	$26,739
Kimberly-Clark Corp. (Household Products)	317	40,925
Kimco Realty Corp. (Retail REITs)	585	11,852
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,852	32,799
KLA Corp. (Semiconductors & Semiconductor Equipment)	129	66,300
L3Harris Technologies, Inc. (Aerospace & Defense)	178	33,729
Laboratory Corp. of America Holdings (Health Care Providers & Services)	84	17,970
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	126	90,530
Lamb Weston Holding, Inc. (Food Products)	137	14,197
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	308	18,421
Leidos Holdings, Inc. (Professional Services)	129	12,065
Lennar Corp. - Class A (Household Durables)	238	30,185
Lincoln National Corp. (Insurance)	147	4,122
Linde PLC (Chemicals)	459	179,317
Live Nation Entertainment, Inc.* (Entertainment)	136	11,934
LKQ Corp. (Distributors)	238	13,040
Lockheed Martin Corp. (Aerospace & Defense)	212	94,630
Loews Corp. (Insurance)	178	11,152
Lowe's Cos., Inc. (Specialty Retail)	559	130,957
LyondellBasell Industries N.V. - Class A (Chemicals)	238	23,529
M&T Bank Corp. (Banks)	156	21,818
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	581	15,263
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	398	52,942
MarketAxess Holdings, Inc. (Capital Markets)	35	9,423
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	242	48,759
Marsh & McLennan Cos., Inc. (Insurance)	464	87,428
Martin Marietta Materials, Inc. (Construction Materials)	58	25,895
Masco Corp. (Building Products)	212	12,864
Mastercard, Inc. - Class A (Financial Services)	785	309,510
Match Group, Inc.* (Interactive Media & Services)	262	12,186
McCormick & Co., Inc. (Food Products)	235	21,028
McDonald's Corp. (Hotels, Restaurants & Leisure)	685	200,842
McKesson Corp. (Health Care Providers & Services)	127	51,105
Medtronic PLC (Health Care Equipment & Supplies)	1,248	109,524
Merck & Co., Inc. (Pharmaceuticals)	2,381	253,934
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,075	661,095
MetLife, Inc. (Insurance)	604	38,034
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	20	25,149
MGM Resorts International (Hotels, Restaurants & Leisure)	284	14,419
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	515	48,379
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,026	73,246
Microsoft Corp. (Software)	6,978	2,344,049
Mid-America Apartment Communities, Inc. (Residential REITs)	110	16,463
Moderna, Inc.* (Biotechnology)	308	36,239
Mohawk Industries, Inc.* (Household Durables)	50	5,317
Molina Healthcare, Inc.* (Health Care Providers & Services)	54	16,442
Molson Coors Beverage Co. - Class B (Beverages)	177	12,349
Mondelez International, Inc. - Class A (Food Products)	1,278	94,738
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	42	23,499
Monster Beverage Corp.* (Beverages)	717	41,220
Moody's Corp. (Capital Markets)	148	52,207
Morgan Stanley (Capital Markets)	1,223	111,977
Motorola Solutions, Inc. (Communications Equipment)	157	45,001
MSCI, Inc. (Capital Markets)	75	41,106
Nasdaq, Inc. (Capital Markets)	318	16,056
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	200	15,602
Netflix, Inc.* (Entertainment)	416	182,612
Newell Brands, Inc. (Household Durables)	356	3,973
Newmont Corp. (Metals & Mining)	746	32,018
News Corp. - Class A (Media)	360	7,135
News Corp. - Class B (Media)	112	2,252
NextEra Energy, Inc. (Electric Utilities)	1,899	139,196
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,156	127,610
NiSource, Inc. (Multi-Utilities)	390	10,858
Nordson Corp. (Machinery)	51	12,832
Norfolk Southern Corp. (Ground Transportation)	214	49,988
Northern Trust Corp. (Capital Markets)	196	15,704
Northrop Grumman Corp. (Aerospace & Defense)	135	60,075
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	399	8,806
NRG Energy, Inc. (Electric Utilities)	217	8,244
Nucor Corp. (Metals & Mining)	235	40,441
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,321	1,084,580
NVR, Inc.* (Household Durables)	2	12,613
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	244	54,407
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	674	42,550
Old Dominion Freight Line, Inc. (Ground Transportation)	85	35,657
Omnicom Group, Inc. (Media)	187	15,824
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	405	43,639
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	421	28,224
Oracle Corp. (Software)	1,444	169,280

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
O'Reilly Automotive, Inc.* (Specialty Retail)	57	$52,770
Organon & Co. (Pharmaceuticals)	241	5,297
Otis Worldwide Corp. (Machinery)	388	35,292
PACCAR, Inc. (Machinery)	490	42,204
Packaging Corp. of America (Containers & Packaging)	85	13,035
Palo Alto Networks, Inc.*(a) (Software)	284	70,989
Paramount Global(a) - Class B (Media)	478	7,662
Parker-Hannifin Corp. (Machinery)	121	49,611
Paychex, Inc. (Professional Services)	301	37,767
Paycom Software, Inc. (Professional Services)	46	16,963
PayPal Holdings, Inc.* (Financial Services)	1,048	79,459
Pentair PLC (Machinery)	155	10,773
PepsiCo, Inc. (Beverages)	1,292	242,199
Pfizer, Inc. (Pharmaceuticals)	5,298	191,046
PG&E Corp.* (Electric Utilities)	1,519	26,750
Philip Morris International, Inc. (Tobacco)	1,456	145,192
Phillips 66 (Oil, Gas & Consumable Fuels)	430	47,967
Phinia, Inc.* (Automobile Components)	1	17
Pinnacle West Capital Corp. (Electric Utilities)	106	8,779
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	220	49,647
Pool Corp. (Distributors)	36	13,851
PPG Industries, Inc. (Chemicals)	221	31,802
PPL Corp. (Electric Utilities)	694	19,106
Principal Financial Group, Inc. (Insurance)	212	16,932
Prologis, Inc. (Industrial REITs)	866	108,034
Prudential Financial, Inc. (Insurance)	343	33,096
PTC, Inc.* (Software)	101	14,727
Public Service Enterprise Group, Inc. (Multi-Utilities)	469	29,603
Public Storage (Specialized REITs)	148	41,699
PulteGroup, Inc. (Household Durables)	209	17,638
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	94	10,342
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,045	138,118
Quanta Services, Inc. (Construction & Engineering)	137	27,622
Quest Diagnostics, Inc. (Health Care Providers & Services)	105	14,197
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	38	4,991
Raymond James Financial, Inc. (Capital Markets)	179	19,703
Realty Income Corp. (Retail REITs)	631	38,472
Regency Centers Corp. (Retail REITs)	145	9,502
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	102	75,675
Regions Financial Corp. (Banks)	882	17,966
Republic Services, Inc. (Commercial Services & Supplies)	193	29,164
ResMed, Inc. (Health Care Equipment & Supplies)	138	30,684
Revvity, Inc. (Life Sciences Tools & Services)	118	14,508
Robert Half, Inc. (Professional Services)	102	7,563
Rockwell Automation, Inc. (Electrical Equipment)	108	36,319
Rollins, Inc. (Commercial Services & Supplies)	219	8,942
Roper Technologies, Inc. (Software)	101	49,798
Ross Stores, Inc. (Specialty Retail)	321	36,799
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	207	22,586
RTX Corp. (Aerospace & Defense)	1,371	120,553
S&P Global, Inc. (Capital Markets)	308	121,508
Salesforce, Inc.* (Software)	918	206,559
SBA Communications Corp. (Specialized REITs)	102	22,333
Schlumberger N.V. (Energy Equipment & Services)	1,338	78,059
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	181	11,494
Sealed Air Corp. (Containers & Packaging)	136	6,204
Sempra (Multi-Utilities)	294	43,812
ServiceNow, Inc.* (Software)	191	111,353
Simon Property Group, Inc. (Retail REITs)	307	38,252
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	149	17,041
Snap-on, Inc. (Machinery)	50	13,622
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	53	12,797
Southwest Airlines Co. (Passenger Airlines)	559	19,095
Stanley Black & Decker, Inc. (Machinery)	144	14,295
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,076	109,289
State Street Corp. (Capital Markets)	315	22,819
Steel Dynamics, Inc. (Metals & Mining)	151	16,094
STERIS PLC (Health Care Equipment & Supplies)	93	20,976
Stryker Corp. (Health Care Equipment & Supplies)	317	89,841
Synchrony Financial (Consumer Finance)	403	13,920
Synopsys, Inc.* (Software)	143	64,607
Sysco Corp. (Consumer Staples Distribution & Retail)	476	36,324
T. Rowe Price Group, Inc. (Capital Markets)	210	25,885
Take-Two Interactive Software, Inc.* (Entertainment)	148	22,635
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	219	9,450
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	213	17,464
Target Corp. (Consumer Staples Distribution & Retail)	433	59,092
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	295	42,330
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	44	16,919
Teleflex, Inc. (Health Care Equipment & Supplies)	43	10,800
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	145	16,376
Tesla, Inc.* (Automobile Components)	2,528	676,063
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	852	153,360
Textron, Inc. (Aerospace & Defense)	190	14,776
The AES Corp. (Independent Power and Renewable Electricity Producers)	630	13,627
The Allstate Corp. (Insurance)	247	27,832

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
The Bank of New York Mellon Corp. (Capital Markets)	675	$30,618
The Boeing Co.* (Aerospace & Defense)	531	126,830
The Charles Schwab Corp. (Capital Markets)	1,394	92,143
The Cigna Group (Health Care Providers & Services)	277	81,743
The Clorox Co. (Household Products)	115	17,420
The Coca-Cola Co. (Beverages)	3,652	226,168
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	46	17,998
The Estee Lauder Cos., Inc. (Personal Care Products)	217	39,060
The Goldman Sachs Group, Inc. (Capital Markets)	311	110,675
The Hartford Financial Services Group, Inc. (Insurance)	291	20,917
The Hershey Co. (Food Products)	138	31,921
The Home Depot, Inc. (Specialty Retail)	951	317,483
The Interpublic Group of Cos., Inc. (Media)	363	12,425
The JM Smucker Co. (Food Products)	101	15,216
The Kraft Heinz Co. (Food Products)	749	27,099
The Kroger Co. (Consumer Staples Distribution & Retail)	612	29,768
The Mosaic Co. (Chemicals)	313	12,758
The PNC Financial Services Group, Inc. (Banks)	375	51,334
The Procter & Gamble Co. (Household Products)	2,211	345,579
The Progressive Corp. (Insurance)	550	69,289
The Sherwin-Williams Co. (Chemicals)	220	60,829
The Southern Co. (Electric Utilities)	1,023	74,003
The TJX Cos., Inc. (Specialty Retail)	1,080	93,452
The Travelers Cos., Inc. (Insurance)	216	37,284
The Walt Disney Co.* (Entertainment)	1,714	152,357
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,143	39,376
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	362	198,616
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	540	74,396
Tractor Supply Co. (Specialty Retail)	103	23,071
Trane Technologies PLC (Building Products)	214	42,680
TransDigm Group, Inc. (Aerospace & Defense)	50	44,986
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	232	12,482
Truist Financial Corp. (Banks)	1,252	41,591
Tyler Technologies, Inc.* (Software)	40	15,865
Tyson Foods, Inc. - Class A (Food Products)	268	14,933
U.S. Bancorp (Banks)	1,311	52,020
UDR, Inc. (Residential REITs)	291	11,896
Ulta Beauty, Inc.* (Specialty Retail)	47	20,906
Union Pacific Corp. (Ground Transportation)	573	132,947
United Airlines Holdings, Inc.* (Passenger Airlines)	308	16,727
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	680	127,248
United Rentals, Inc. (Trading Companies & Distributors)	64	29,740
UnitedHealth Group, Inc. (Health Care Providers & Services)	874	442,568
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	59	8,199
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	339	43,700
Ventas, Inc. (Health Care REITs)	376	18,244
VeriSign, Inc.* (IT Services)	85	17,931
Verisk Analytics, Inc. (Professional Services)	136	31,136
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,946	134,479
Vertex Pharmaceuticals, Inc.* (Biotechnology)	241	84,914
VF Corp. (Textiles, Apparel & Luxury Goods)	312	6,181
Viatris, Inc. (Pharmaceuticals)	1,128	11,878
VICI Properties, Inc. (Specialized REITs)	943	29,686
Visa, Inc. - Class A (Financial Services)	1,519	361,111
Vulcan Materials Co. (Construction Materials)	124	27,342
W.R. Berkley Corp. (Insurance)	189	11,659
W.W. Grainger, Inc. (Trading Companies & Distributors)	42	31,017
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	673	20,170
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,316	210,376
Warner Bros. Discovery, Inc.* (Entertainment)	2,082	27,212
Waste Management, Inc. (Commercial Services & Supplies)	347	56,835
Waters Corp.* (Life Sciences Tools & Services)	55	15,192
WEC Energy Group, Inc. (Multi-Utilities)	295	26,509
Wells Fargo & Co. (Banks)	3,522	162,576
Welltower, Inc. (Health Care REITs)	466	38,282
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	70	25,763
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	301	12,811
Westinghouse Air Brake Technologies Corp. (Machinery)	169	20,016
Westrock Co. (Containers & Packaging)	242	8,056
Weyerhaeuser Co. (Specialized REITs)	688	23,433
Whirlpool Corp. (Household Durables)	52	7,502
Willis Towers Watson PLC (Insurance)	101	21,344
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	96	10,462
Xcel Energy, Inc. (Electric Utilities)	517	32,431
Xylem, Inc. (Machinery)	225	25,369
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	264	36,345
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	49	15,090
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	196	27,077
Zions Bancorp NA (Banks)	140	5,355
Zoetis, Inc. (Pharmaceuticals)	433	81,443
TOTAL COMMON STOCKS (Cost $14,478,556)		35,956,606

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Repurchase Agreements(b)(c) (31.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $16,588,380	$16,583,000	$16,583,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,583,000)		16,583,000

Collateral for Securities Loaned(d)  (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.25%(e)	65,477	$65,477
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $65,477)		65,477
TOTAL INVESTMENT SECURITIES (Cost $31,127,033) - 98.9%		52,605,083
Net other assets (liabilities) - 1.1%		571,059
NET ASSETS - 100.0%		$53,176,142

*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $64,758.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $1,652,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trust

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	9/18/23	$1,615,075	$98,476

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/28/23	5.93%	$10,921,725	$98,711
S&P 500	UBS AG	8/28/23	5.83%	4,676,150	50,117
				$15,597,875	$148,828

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Bull ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$581,627	1.1%
Air Freight & Logistics	215,078	0.4%
Automobile Components	812,985	1.5%
Banks	1,148,576	2.2%
Beverages	602,174	1.1%
Biotechnology	698,609	1.3%
Broadline Retail	1,153,737	2.2%
Building Products	165,232	0.3%
Capital Markets	979,165	1.8%
Chemicals	614,313	1.2%
Commercial Services & Supplies	170,637	0.3%
Communications Equipment	298,805	0.6%
Construction & Engineering	27,622	0.1%
Construction Materials	53,237	0.1%
Consumer Finance	175,286	0.3%
Consumer Staples Distribution & Retail	653,271	1.2%
Containers & Packaging	84,575	0.2%
Distributors	47,290	0.1%
Diversified REITs	7,005	NM
Diversified Telecommunication Services	231,894	0.4%
Electric Utilities	601,158	1.1%
Electrical Equipment	205,450	0.4%
Electronic Equipment, Instruments & Components	210,998	0.4%
Energy Equipment & Services	145,235	0.3%
Entertainment	492,261	0.9%
Financial Services	1,489,853	2.8%
Food Products	369,672	0.7%
Gas Utilities	16,553	NM
Ground Transportation	297,870	0.6%
Health Care Equipment & Supplies	994,434	1.9%
Health Care Providers & Services	1,033,853	1.9%
Health Care REITs	67,790	0.1%
Hotel & Resort REITs	12,310	NM
Hotels, Restaurants & Leisure	740,129	1.4%
Household Durables	129,438	0.2%
Household Products	485,182	0.9%
Independent Power and Renewable Electricity Producers	13,627	NM
Industrial Conglomerates	295,842	0.6%
Industrial REITs	108,034	0.2%
Insurance	730,117	1.4%
Interactive Media & Services	2,051,457	3.9%
IT Services	418,237	0.8%
Leisure Products	7,876	NM
Life Sciences Tools & Services	570,121	1.1%
Machinery	648,958	1.2%
Media	273,801	0.5%
Metals & Mining	148,607	0.3%
Multi-Utilities	261,391	0.5%
Office REITs	27,470	0.1%
Oil, Gas & Consumable Fuels	1,393,486	2.6%
Passenger Airlines	79,838	0.1%
Personal Care Products	39,060	0.1%
Pharmaceuticals	1,418,941	2.7%
Professional Services	312,375	0.6%
Real Estate Management & Development	24,243	NM
Residential REITs	119,411	0.2%
Retail REITs	98,078	0.2%
Semiconductors & Semiconductor Equipment	2,751,141	5.2%
Software	3,624,028	6.8%
Specialized REITs	394,003	0.7%
Specialty Retail	757,064	1.4%
Technology Hardware, Storage & Peripherals	2,813,149	5.3%
Textiles, Apparel & Luxury Goods	148,232	0.3%
Tobacco	221,316	0.4%
Trading Companies & Distributors	92,171	0.2%
Water Utilities	26,832	0.1%
Wireless Telecommunication Services	74,396	0.1%
Other **	17,219,536	32.4%
Total	$53,176,142	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (42.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	25	$217
1st Source Corp. (Banks)	16	750
23andMe Holding Co.* - Class A (Health Care Providers & Services)	249	478
2seventy bio, Inc.* (Biotechnology)	48	364
2U, Inc.* (Diversified Consumer Services)	76	363
374Water, Inc.* (Machinery)	57	113
3D Systems Corp.* (Machinery)	122	1,063
4D Molecular Therapeutics, Inc.* (Biotechnology)	30	549
5E Advanced Materials, Inc.* (Metals & Mining)	38	133
89bio, Inc.* (Biotechnology)	59	935
8x8, Inc.* (Software)	109	517
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	21	146
A10 Networks, Inc. (Software)	68	1,055
Aadi Bioscience, Inc.* (Biotechnology)	16	85
AAON, Inc. (Building Products)	43	4,526
AAR Corp.* (Aerospace & Defense)	33	1,973
Abercrombie & Fitch Co.* (Specialty Retail)	47	1,862
ABM Industries, Inc. (Commercial Services & Supplies)	64	2,961
Acacia Research Corp.* (Financial Services)	36	144
Academy Sports & Outdoors, Inc. (Specialty Retail)	72	4,304
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	116	3,392
Acadia Realty Trust (Retail REITs)	90	1,414
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	52	593
ACCO Brands Corp. (Commercial Services & Supplies)	89	542
Accolade, Inc.* (Health Care Providers & Services)	63	946
Accuray, Inc.* (Health Care Equipment & Supplies)	89	379
ACI Worldwide, Inc.* (Software)	104	2,412
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	67	661
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	46	603
ACNB Corp. (Banks)	8	278
Acrivon Therapeutics, Inc.* (Biotechnology)	8	100
Actinium Pharmaceuticals, Inc.* (Biotechnology)	25	178
Acushnet Holdings Corp. (Leisure Products)	30	1,789
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	122	2,134
AdaptHealth Corp.* (Health Care Providers & Services)	71	976
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	109	920
Addus HomeCare Corp.* (Health Care Providers & Services)	15	1,374
Adeia, Inc. (Software)	103	1,238
Adicet Bio, Inc.* (Biotechnology)	29	77
Adient PLC* (Automobile Components)	92	3,916
ADMA Biologics, Inc.* (Biotechnology)	202	838
Adtalem Global Education, Inc.* (Diversified Consumer Services)	44	1,903
ADTRAN Holdings, Inc. (Communications Equipment)	75	730
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	36	4,506
AdvanSix, Inc. (Chemicals)	25	1,003
Advantage Solutions, Inc.* (Media)	83	215
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	25	1,304
Aerovate Therapeutics, Inc.* (Biotechnology)	10	175
AeroVironment, Inc.* (Aerospace & Defense)	24	2,286
AerSale Corp.* (Aerospace & Defense)	25	375
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	76	95
AFC Gamma, Inc. (Mortgage REITs)	16	221
Agenus, Inc.* (Biotechnology)	329	500
Agiliti, Inc.* (Health Care Providers & Services)	28	481
Agilysys, Inc.* (Software)	19	1,399
Agios Pharmaceuticals, Inc.* (Biotechnology)	53	1,406
Air Transport Services Group, Inc.* (Air Freight & Logistics)	54	1,089
AirSculpt Technologies, Inc. (Health Care Providers & Services)	12	109
Akero Therapeutics, Inc.* (Biotechnology)	43	1,866
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	66	158
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	17	117
Alamo Group, Inc. (Machinery)	10	1,938
Alarm.com Holdings, Inc.* (Software)	46	2,540
Albany International Corp. (Machinery)	30	2,888
Aldeyra Therapeutics, Inc.* (Biotechnology)	45	365
Alector, Inc.* (Biotechnology)	61	418
Alerus Financial Corp. (Financial Services)	17	336
Alexander & Baldwin, Inc. (Diversified REITs)	71	1,363
Alexander's, Inc. (Retail REITs)	2	387
Alico, Inc. (Food Products)	7	181
Alight, Inc.* - Class A (Professional Services)	382	3,736
Alignment Healthcare, Inc.* (Health Care Providers & Services)	82	509
Alkami Technology, Inc.* (Software)	38	641
Alkermes PLC* (Biotechnology)	159	4,657
Allakos, Inc.* (Biotechnology)	64	344
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	91	137
Allegiant Travel Co.* (Passenger Airlines)	15	1,856
ALLETE, Inc. (Electric Utilities)	55	3,159
Allied Motion Technologies, Inc. (Electronic Equipment, Instruments & Components)	13	506
Allogene Therapeutics, Inc.* (Biotechnology)	79	392
Allovir, Inc.* (Biotechnology)	40	132
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	22	723
Alpha Metallurgical Resources, Inc. (Metals & Mining)	12	2,079
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	74	1,308

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Alpine Immune Sciences, Inc.* (Biotechnology)	30	$376
Alpine Income Property Trust, Inc. (Diversified REITs)	12	204
Alta Equipment Group, Inc. (Trading Companies & Distributors)	18	291
Altair Engineering, Inc.* - Class A (Software)	52	3,897
AlTi Global, Inc.* (Capital Markets)	20	156
Altimmune, Inc.* (Biotechnology)	47	156
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	61	415
ALX Oncology Holdings, Inc.* (Biotechnology)	21	128
Amalgamated Financial Corp. (Banks)	17	339
A-Mark Precious Metals, Inc. (Financial Services)	18	734
Ambac Financial Group, Inc.* (Insurance)	42	594
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	35	2,920
AMC Networks, Inc.* - Class A (Media)	30	379
Amerant Bancorp, Inc. (Banks)	25	496
Ameresco, Inc.* - Class A (Construction & Engineering)	31	1,805
American Assets Trust, Inc. (Diversified REITs)	47	1,058
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	110	1,040
American Eagle Outfitters, Inc. (Specialty Retail)	175	2,459
American Equity Investment Life Holding Co. (Insurance)	75	4,024
American National Bankshares, Inc. (Banks)	10	413
American Realty Investors, Inc.* (Real Estate Management & Development)	1	19
American Software, Inc. - Class A (Software)	31	357
American States Water Co. (Water Utilities)	36	3,183
American Vanguard Corp. (Chemicals)	26	470
American Well Corp.* - Class A (Health Care Technology)	235	576
American Woodmark Corp.* (Building Products)	16	1,226
America's Car-Mart, Inc.* (Specialty Retail)	6	715
Ameris Bancorp (Banks)	64	2,794
AMERISAFE, Inc. (Insurance)	18	938
Ames National Corp. (Banks)	8	154
Amicus Therapeutics, Inc.* (Biotechnology)	269	3,664
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	98	2,851
AMMO, Inc.* (Leisure Products)	87	181
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	39	4,179
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	117	374
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	36	2,185
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	35	257
Amplitude, Inc.* - Class A (Software)	65	753
Amprius Technologies, Inc.* (Electrical Equipment)	5	38
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	49	1,149
Amyris, Inc.*(a) (Chemicals)	211	187
AnaptysBio, Inc.* (Biotechnology)	18	355
Anavex Life Sciences Corp.* (Biotechnology)	67	553
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	11	104
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	36	313
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	12	631
Anika Therapeutics, Inc.* (Biotechnology)	14	327
Annexon, Inc.* (Biotechnology)	44	152
Anterix, Inc.* (Diversified Telecommunication Services)	18	505
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	103	863
Apartment Investment and Management Co. (Residential REITs)	142	1,183
API Group Corp.* (Construction & Engineering)	201	5,781
Apogee Enterprises, Inc. (Building Products)	21	1,040
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	136	1,605
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	41	1,502
Appfolio, Inc.* - Class A (Software)	18	3,251
Appian Corp.* - Class A (Software)	39	2,009
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	207	3,209
Applied Digital Corp.* (Software)	65	623
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	37	5,365
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	172	2,909
Arbutus Biopharma Corp.* (Biotechnology)	120	260
ArcBest Corp. (Ground Transportation)	23	2,675
Arcellx, Inc.* (Biotechnology)	36	1,233
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	18	2,312
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	146	983
Archrock, Inc. (Energy Equipment & Services)	133	1,551
Arconic Corp.* (Metals & Mining)	95	2,840
Arcosa, Inc. (Construction & Engineering)	47	3,627
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	22	769
Arcus Biosciences, Inc.* (Biotechnology)	51	1,015
Arcutis Biotherapeutics, Inc.* (Biotechnology)	49	535
Ardelyx, Inc.* (Biotechnology)	204	804
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	39	549
Ares Commercial Real Estate Corp. (Mortgage REITs)	50	533
Argan, Inc. (Construction & Engineering)	12	456
Argo Group International Holdings, Ltd. (Insurance)	31	921
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	29	317
Arko Corp. (Specialty Retail)	79	659
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	83	943
Armada Hoffler Properties, Inc. (Diversified REITs)	65	807

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
ARMOUR Residential REIT, Inc. (Mortgage REITs)	188	$961
Array Technologies, Inc.* (Electrical Equipment)	145	2,762
Arrow Financial Corp. (Banks)	14	282
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	98	3,383
ARS Pharmaceuticals, Inc.* (Biotechnology)	23	169
Artesian Resources Corp. - Class A (Water Utilities)	8	364
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	59	2,448
Artivion, Inc.* (Health Care Equipment & Supplies)	38	662
Arvinas, Inc.* (Pharmaceuticals)	47	1,162
Asana, Inc.* - Class A (Software)	76	1,845
Asbury Automotive Group, Inc.* (Specialty Retail)	21	4,737
ASGN, Inc.* (Professional Services)	46	3,511
Aspen Aerogels, Inc.* (Chemicals)	49	409
Assertio Holdings, Inc.* (Pharmaceuticals)	87	495
AssetMark Financial Holdings, Inc.* (Capital Markets)	21	628
Associated Banc-Corp. (Banks)	145	2,748
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	58	249
Astec Industries, Inc. (Machinery)	22	1,087
Astria Therapeutics, Inc.* (Biotechnology)	25	224
Astronics Corp.* (Aerospace & Defense)	25	525
Asure Software, Inc.* (Professional Services)	18	246
Atara Biotherapeutics, Inc.* (Biotechnology)	92	203
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	74	254
ATI, Inc.* (Metals & Mining)	124	5,911
Atkore, Inc.* (Electrical Equipment)	38	6,028
Atlanta Braves Holdings, Inc.* (Entertainment)	10	473
Atlanta Braves Holdings, Inc.* (Entertainment)	42	1,710
Atlantic Union Bankshares Corp. (Banks)	72	2,303
Atlanticus Holdings Corp.* (Consumer Finance)	4	163
Atlas Energy Solutions, Inc. - Class A (Energy Equipment & Services)	16	316
ATN International, Inc. (Diversified Telecommunication Services)	11	400
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	20	173
AtriCure, Inc.* (Health Care Equipment & Supplies)	45	2,491
Atrion Corp. (Health Care Equipment & Supplies)	1	561
Aura Biosciences, Inc.* (Biotechnology)	26	309
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	130	1,505
Aurora Innovation, Inc.* (Commercial Services & Supplies)	292	958
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	44	1,077
Avantax, Inc.* (Capital Markets)	38	983
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	48	83
AvePoint, Inc.* (Software)	147	911
Aviat Networks, Inc.* (Communications Equipment)	11	336
Avid Bioservices, Inc.* (Biotechnology)	60	760
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	33	787
Avidity Biosciences, Inc.* (Biotechnology)	68	647
AvidXchange Holdings, Inc.* (Financial Services)	143	1,775
Avient Corp. (Chemicals)	87	3,526
Avista Corp. (Multi-Utilities)	72	2,782
Avita Medical, Inc.* (Biotechnology)	24	486
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	31	6,214
Axogen, Inc.* (Health Care Equipment & Supplies)	39	337
Axonics, Inc.* (Health Care Equipment & Supplies)	47	2,837
Axos Financial, Inc.* (Banks)	55	2,585
Axsome Therapeutics, Inc.* (Pharmaceuticals)	32	2,511
AZZ, Inc. (Building Products)	24	1,064
B Riley Financial, Inc.(a) (Capital Markets)	18	1,000
B&G Foods, Inc.(a) (Food Products)	68	902
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	56	307
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	28	4,610
Bakkt Holdings, Inc.* (Capital Markets)	67	111
Balchem Corp. (Chemicals)	31	4,177
Bally's Corp.* (Hotels, Restaurants & Leisure)	28	456
Banc of California, Inc. (Banks)	52	739
BancFirst Corp. (Banks)	21	2,098
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	26	606
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	22	333
Bank First Corp. (Banks)	9	795
Bank of Hawaii Corp.(a) (Banks)	38	2,171
Bank of Marin Bancorp (Banks)	15	315
Bank7 Corp. (Banks)	4	106
BankUnited, Inc. (Banks)	71	2,119
Bankwell Financial Group, Inc. (Banks)	6	164
Banner Corp. (Banks)	33	1,571
Bar Harbor Bankshares (Banks)	14	382
BARK, Inc.* (Specialty Retail)	105	151
Barnes Group, Inc. (Machinery)	47	1,847
Barrett Business Services, Inc. (Professional Services)	6	544
BayCom Corp. (Banks)	11	222
BCB Bancorp, Inc. (Banks)	14	180
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	47	4,026
Beam Therapeutics, Inc.* (Biotechnology)	66	2,037
Beazer Homes USA, Inc.* (Household Durables)	28	942
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	10	537
Belden, Inc. (Electronic Equipment, Instruments & Components)	41	3,962
BellRing Brands, Inc.* (Personal Care Products)	129	4,638

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares		Value
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	34		$901
Benson Hill, Inc.* (Food Products)	166		231
Berkshire Hills Bancorp, Inc. (Banks)	42		958
Berry Corp. (Oil, Gas & Consumable Fuels)	73		569
Beyond Air, Inc.* (Health Care Equipment & Supplies)	25		90
Beyond Meat, Inc.*(a) (Food Products)	57		980
BGC Group, Inc. - Class A (Capital Markets)	302		1,438
Big 5 Sporting Goods Corp. (Specialty Retail)	21		201
Big Lots, Inc. (Broadline Retail)	27		277
BigBear.ai Holdings, Inc.* (IT Services)	26		52
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	64		692
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1		203
BioAtla, Inc.* (Biotechnology)	42		126
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	182		1,345
Biohaven, Ltd.* (Biotechnology)	56		1,113
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	33		656
Biomea Fusion, Inc.* (Biotechnology)	19		423
Biote Corp.* - Class A (Pharmaceuticals)	13		89
BioVie, Inc.* (Biotechnology)	3		14
Bioxcel Therapeutics, Inc.* (Biotechnology)	18		165
Bit Digital, Inc.* (Software)	69		306
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	22		829
Black Hills Corp. (Multi-Utilities)	64		3,861
Blackbaud, Inc.* (Software)	42		3,169
BlackLine, Inc.* (Software)	54		3,136
BlackSky Technology, Inc.* (Professional Services)	113		225
Blackstone Mortgage Trust, Inc. - Class A (Mortgage REITs)	165		3,793
Blade Air Mobility, Inc.* (Passenger Airlines)	56		234
Blink Charging Co.* (Electrical Equipment)	44		282
Bloom Energy Corp.* - Class A (Electrical Equipment)	185		3,304
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	84		2,257
Blue Bird Corp.* (Machinery)	17		356
Blue Foundry Bancorp* (Banks)	24		245
Blue Ridge Bankshares, Inc. (Banks)	17		143
Bluebird Bio, Inc.* (Biotechnology)	103		405
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	10		391
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	8		754
Blueprint Medicines Corp.* (Biotechnology)	58		3,828
Bluerock Homes Trust, Inc.* (Residential REITs)	–	†	2
Boise Cascade Co. (Trading Companies & Distributors)	38		3,933
Boot Barn Holdings, Inc.* (Specialty Retail)	29		2,723
Borr Drilling, Ltd.* (Energy Equipment & Services)	220		1,932
Boston Omaha Corp.* - Class A (Media)	22		429
Bowlero Corp.* (Hotels, Restaurants & Leisure)	28		340
Bowman Consulting Group, Ltd.* (Construction & Engineering)	10		347
Box, Inc.* - Class A (Software)	135		4,219
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	63		233
Brandywine Realty Trust (Office REITs)	163		823
Braze, Inc.* - Class A (Software)	33		1,500
BRC, Inc.* - Class A (Food Products)	36		165
Bread Financial Holdings, Inc. (Consumer Finance)	48		1,994
Bridgebio Pharma, Inc.* (Biotechnology)	110		3,851
Bridgewater Bancshares, Inc.* (Banks)	20		214
Bright Green Corp.* (Pharmaceuticals)	58		43
Brightcove, Inc.* (IT Services)	41		184
Brightsphere Investment Group, Inc. (Capital Markets)	31		660
BrightSpire Capital, Inc. (Mortgage REITs)	124		913
BrightView Holdings, Inc.* (Commercial Services & Supplies)	40		308
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	42		1,650
Bristow Group, Inc.* (Energy Equipment & Services)	23		708
Broadstone Net Lease, Inc. (Diversified REITs)	180		2,934
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	164		577
Brookfield Business Corp. - Class A (Industrial Conglomerates)	25		513
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	95		4,438
Brookline Bancorp, Inc. (Banks)	84		897
BRP Group, Inc.* - Class A (Insurance)	57		1,420
BRT Apartments Corp. (Residential REITs)	11		214
Build-A-Bear Workshop, Inc. (Specialty Retail)	13		319
Bumble, Inc.* - Class A (Interactive Media & Services)	97		1,796
Burke & Herbert Financial Services Corp. (Banks)	6		324
Business First Bancshares, Inc. (Banks)	23		470
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	134		344
Byline Bancorp, Inc. (Banks)	24		527
C&F Financial Corp. (Banks)	3		169
C3.ai, Inc.* - Class A (Software)	56		2,352
Cabaletta Bio, Inc.* (Biotechnology)	25		341
Cabot Corp. (Chemicals)	53		3,763
Cactus, Inc. - Class A (Energy Equipment & Services)	62		3,148
Cadence Bank (Banks)	175		4,383
Cadiz, Inc.* (Water Utilities)	39		161
Cadre Holdings, Inc. (Aerospace & Defense)	19		442
Calavo Growers, Inc. (Food Products)	17		641
Caledonia Mining Corp. PLC (Metals & Mining)	16		188
Caleres, Inc. (Specialty Retail)	33		892
California Resources Corp. (Oil, Gas & Consumable Fuels)	69		3,681
California Water Service Group (Water Utilities)	54		2,863
Calix, Inc.* (Communications Equipment)	57		2,571
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	59		2,216
Cal-Maine Foods, Inc. (Food Products)	37		1,709

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Cambium Networks Corp.* (Communications Equipment)	12	$194
Cambridge Bancorp (Banks)	7	431
Camden National Corp. (Banks)	14	484
Camping World Holdings, Inc. - Class A (Specialty Retail)	40	1,281
Cannae Holdings, Inc.* (Financial Services)	69	1,406
Cano Health, Inc.* (Health Care Providers & Services)	229	337
Cantaloupe, Inc.* (Financial Services)	55	424
Capital Bancorp, Inc. (Banks)	9	181
Capital City Bank Group, Inc. (Banks)	13	422
Capitol Federal Financial, Inc. (Banks)	123	815
Capstar Financial Holdings, Inc. (Banks)	19	283
Cara Therapeutics, Inc.* (Pharmaceuticals)	45	150
Cardlytics, Inc.* (Media)	32	373
CareDx, Inc.* (Biotechnology)	50	546
CareMax, Inc.* (Health Care Providers & Services)	72	172
CareTrust REIT, Inc. (Health Care REITs)	96	1,996
Cargurus, Inc.* (Interactive Media & Services)	94	2,130
Caribou Biosciences, Inc.* (Biotechnology)	55	395
Carisma Therapeutics, Inc. (Biotechnology)	26	144
CarParts.com, Inc.* (Specialty Retail)	51	256
Carpenter Technology Corp. (Metals & Mining)	46	2,754
Carriage Services, Inc. (Diversified Consumer Services)	13	421
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	35	206
Cars.com, Inc.* (Interactive Media & Services)	64	1,460
Carter Bankshares, Inc.* (Banks)	23	338
Carvana Co.*(a) (Specialty Retail)	92	4,227
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	53	4,276
Cass Information Systems, Inc. (Financial Services)	13	493
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	38	835
Castle Biosciences, Inc.* (Health Care Providers & Services)	24	404
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	92	1,272
Cathay General Bancorp (Banks)	67	2,549
Cavco Industries, Inc.* (Household Durables)	8	2,365
CBIZ, Inc.* (Professional Services)	46	2,433
CBL & Associates Properties, Inc.(a) (Retail REITs)	26	566
CECO Environmental Corp.* (Commercial Services & Supplies)	28	337
Celcuity, Inc.* (Biotechnology)	17	168
Celldex Therapeutics, Inc.* (Biotechnology)	45	1,591
Centerspace (Residential REITs)	15	932
Central Garden & Pet Co.* (Household Products)	9	364
Central Garden & Pet Co.* - Class A (Household Products)	38	1,452
Central Pacific Financial Corp. (Banks)	25	456
Central Valley Community Bancorp (Banks)	10	171
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	12	451
Century Aluminum Co.* (Metals & Mining)	50	465
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	26	207
Century Communities, Inc. (Household Durables)	27	2,085
Century Therapeutics, Inc.* (Biotechnology)	22	67
Cerence, Inc.* (Software)	39	1,085
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	59	1,805
Cerus Corp.* (Health Care Equipment & Supplies)	170	522
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	22	598
ChampionX Corp. (Energy Equipment & Services)	191	6,799
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	129	123
Chart Industries, Inc.* (Machinery)	41	7,468
Chase Corp. (Chemicals)	7	881
Chatham Lodging Trust (Hotel & Resort REITs)	46	442
Chegg, Inc.* (Diversified Consumer Services)	113	1,145
Chemung Financial Corp. (Banks)	3	128
Chesapeake Utilities Corp. (Gas Utilities)	17	2,010
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	16	244
Chico's FAS, Inc.* (Specialty Retail)	117	714
Chimera Investment Corp. (Mortgage REITs)	223	1,400
Chinook Therapeutics, Inc.* (Biotechnology)	56	2,194
ChoiceOne Financial Services, Inc. (Banks)	7	170
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	40	6,273
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	17	707
Cimpress PLC* (Commercial Services & Supplies)	17	1,182
Cinemark Holdings, Inc.* (Entertainment)	106	1,769
Cipher Mining, Inc.* (Software)	40	152
CIRCOR International, Inc.* (Machinery)	17	947
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	118	117
Citizens & Northern Corp. (Banks)	15	318
Citizens Financial Services, Inc. (Banks)	4	282
City Holding Co. (Banks)	15	1,484
City Office REIT, Inc. (Diversified REITs)	37	202
Civista Bancshares, Inc. (Banks)	15	274
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	66	4,941
Claros Mortgage Trust, Inc. (Mortgage REITs)	87	1,072
Clarus Corp. (Leisure Products)	28	249
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	163	804
Cleanspark, Inc.* (Software)	73	439
Clear Channel Outdoor Holdings, Inc.* (Media)	356	641
Clear Secure, Inc. - Class A (Software)	80	1,897
Clearfield, Inc.* (Communications Equipment)	13	608
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	22	151

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Clearwater Paper Corp.* (Paper & Forest Products)	16	$516
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	4	194
Clipper Realty, Inc. (Residential REITs)	12	77
CNB Financial Corp. (Banks)	20	389
CNO Financial Group, Inc. (Insurance)	109	2,803
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	157	3,203
Coastal Financial Corp.* (Banks)	10	452
Coca-Cola Consolidated, Inc. (Beverages)	5	3,167
Codexis, Inc.* (Life Sciences Tools & Services)	64	230
Codorus Valley Bancorp, Inc. (Banks)	9	198
Coeur Mining, Inc.* (Metals & Mining)	307	946
Cogent Biosciences, Inc.* (Biotechnology)	66	857
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	42	2,571
Cohen & Steers, Inc. (Capital Markets)	25	1,608
Coherus Biosciences, Inc.* (Biotechnology)	74	357
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	45	1,964
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	33	751
Colony Bankcorp, Inc. (Banks)	16	172
Columbia Financial, Inc.* (Banks)	28	489
Columbus McKinnon Corp. (Machinery)	27	1,143
Comfort Systems USA, Inc. (Construction & Engineering)	34	5,914
Commercial Metals Co. (Metals & Mining)	112	6,408
Commercial Vehicle Group, Inc.* (Machinery)	31	326
CommScope Holding Co., Inc.* (Communications Equipment)	199	896
Community Bank System, Inc. (Banks)	51	2,745
Community Health Systems, Inc. (Health Care Providers & Services)	121	531
Community Healthcare Trust, Inc. (Health Care REITs)	24	846
Community Trust Bancorp, Inc. (Banks)	15	576
CommVault Systems, Inc.* (Software)	43	3,351
Compass Diversified Holdings (Financial Services)	61	1,374
Compass Minerals International, Inc. (Metals & Mining)	33	1,250
Compass Therapeutics, Inc.* (Biotechnology)	88	253
Compass, Inc.* - Class A (Real Estate Management & Development)	287	1,203
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	16	119
Computer Programs and Systems, Inc.* (Health Care Technology)	14	367
CompX International, Inc. (Commercial Services & Supplies)	1	23
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	88	1,122
Comtech Telecommunications Corp. (Communications Equipment)	26	264
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	25	202
Conduent, Inc.* (Professional Services)	165	571
CONMED Corp. (Health Care Equipment & Supplies)	29	3,510
ConnectOne Bancorp, Inc. (Banks)	36	737
Consensus Cloud Solutions, Inc.* (Software)	19	616
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	33	2,459
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	71	254
Consolidated Water Co., Ltd. (Water Utilities)	14	274
Constellium SE* (Metals & Mining)	122	2,329
Construction Partners, Inc.* - Class A (Construction & Engineering)	39	1,147
Consumer Portfolio Services, Inc.* (Consumer Finance)	9	115
Contango ORE, Inc.* (Metals & Mining)	4	74
ContextLogic, Inc.* - Class A (Broadline Retail)	21	200
Cooper-Standard Holdings, Inc.* (Automobile Components)	16	295
Corcept Therapeutics, Inc.* (Pharmaceuticals)	77	1,962
Core Laboratories, Inc. (Energy Equipment & Services)	45	1,170
Core Molding Technologies, Inc.* (Chemicals)	7	169
CoreCard Corp.* (Software)	7	168
CoreCivic, Inc.* (Commercial Services & Supplies)	109	1,057
CorMedix, Inc.* (Pharmaceuticals)	43	190
Corporate Office Properties Trust (Office REITs)	108	2,807
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	35	647
CorVel Corp.* (Health Care Providers & Services)	8	1,636
Costamare, Inc. (Marine Transportation)	46	514
Couchbase, Inc.* (Software)	33	551
Coursera, Inc.* (Diversified Consumer Services)	125	1,961
Covenant Logistics Group, Inc. (Ground Transportation)	8	438
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	4	98
CRA International, Inc. (Professional Services)	7	701
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	21	1,957
Crawford & Co. - Class A (Insurance)	14	135
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	94	1,595
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	37	439
Cricut, Inc. - Class A (Household Durables)	46	546
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	51	969
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	33	851
CrossFirst Bankshares, Inc.* (Banks)	43	502
CryoPort, Inc.* (Life Sciences Tools & Services)	41	659
CS Disco, Inc.* (Software)	22	214
CSG Systems International, Inc. (Professional Services)	30	1,548
CSW Industrials, Inc. (Building Products)	15	2,708
CTO Realty Growth, Inc. (Diversified REITs)	21	368

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
CTS Corp. (Electronic Equipment, Instruments & Components)	30	$1,339
Cue Biopharma, Inc.* (Biotechnology)	33	126
Cullinan Oncology, Inc.* (Biotechnology)	23	244
Cushman & Wakefield PLC* (Real Estate Management & Development)	159	1,563
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	54	374
Customers Bancorp, Inc.* (Banks)	27	1,133
Cutera, Inc.* (Health Care Equipment & Supplies)	16	320
CVB Financial Corp. (Banks)	128	2,415
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	28	1,029
CVRx, Inc.* (Health Care Equipment & Supplies)	11	197
CXApp, Inc.* (IT Services)	2	13
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	94	1,227
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	116	1,039
Cytokinetics, Inc.* (Biotechnology)	89	2,968
Daily Journal Corp.* (Media)	1	290
Dakota Gold Corp.* (Metals & Mining)	52	153
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	37	266
Dana, Inc. (Automobile Components)	125	2,373
Danimer Scientific, Inc.* (Chemicals)	84	236
Daseke, Inc.* (Ground Transportation)	39	303
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	42	1,924
Day One Biopharmaceuticals, Inc.* (Biotechnology)	47	622
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	50	676
Definitive Healthcare Corp.* (Health Care Technology)	43	509
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	64	1,766
Deluxe Corp. (Commercial Services & Supplies)	42	798
Denali Therapeutics, Inc.* (Biotechnology)	113	3,213
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	48	4,220
Denny's Corp.* (Hotels, Restaurants & Leisure)	52	612
Design Therapeutics, Inc.* (Biotechnology)	31	252
Designer Brands, Inc. - Class A (Specialty Retail)	47	468
Desktop Metal, Inc.*(a) - Class A (Machinery)	269	490
Destination XL Group, Inc.* (Specialty Retail)	56	289
DHI Group, Inc.* (Interactive Media & Services)	42	158
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	132	1,300
Diamond Hill Investment Group, Inc. (Capital Markets)	3	545
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	98	1,551
DiamondRock Hospitality Co. (Hotel & Resort REITs)	202	1,717
DICE Therapeutics, Inc.* (Pharmaceuticals)	37	1,739
Digi International, Inc.* (Communications Equipment)	34	1,426
Digimarc Corp.* (Software)	14	414
Digital Turbine, Inc.* (Software)	91	986
DigitalBridge Group, Inc. (Real Estate Management & Development)	155	2,482
DigitalOcean Holdings, Inc.* (IT Services)	61	3,022
Dillard's, Inc.(a) - Class A (Broadline Retail)	3	1,028
Dime Community Bancshares, Inc. (Banks)	34	762
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	15	905
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	43	4,063
Disc Medicine, Inc.* (Biotechnology)	7	347
Distribution Solutions Group, Inc.* (Building Products)	4	222
Diversified Healthcare Trust (Health Care REITs)	229	479
DMC Global, Inc.* (Energy Equipment & Services)	19	358
DocGo, Inc.* (Health Care Providers & Services)	75	629
Dole PLC (Food Products)	69	911
Domo, Inc.* - Class B (Software)	29	518
Donegal Group, Inc. - Class A (Insurance)	15	219
Donnelley Financial Solutions, Inc.* (Capital Markets)	24	1,135
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	31	922
Dorman Products, Inc. (Automobile Components)	25	2,117
Douglas Dynamics, Inc. (Machinery)	22	683
Douglas Elliman, Inc. (Real Estate Management & Development)	78	172
Douglas Emmett, Inc. (Office REITs)	163	2,396
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	15	41
Dream Finders Homes, Inc.* - Class A (Household Durables)	23	587
Dril-Quip, Inc.* (Energy Equipment & Services)	33	854
Ducommun, Inc.* (Aerospace & Defense)	11	552
Duluth Holdings, Inc.* - Class B (Specialty Retail)	13	94
Duolingo, Inc.* (Diversified Consumer Services)	28	4,344
DXP Enterprises, Inc.* (Trading Companies & Distributors)	14	532
Dycom Industries, Inc.* (Construction & Engineering)	28	2,788
Dynavax Technologies Corp.* (Biotechnology)	124	1,735
Dyne Therapeutics, Inc.* (Biotechnology)	41	499
Dynex Capital, Inc. (Mortgage REITs)	52	679
DZS, Inc.* (Communications Equipment)	21	79
E2open Parent Holdings, Inc.* (Software)	191	984
Eagle Bancorp, Inc. (Banks)	29	803
Eagle Bulk Shipping, Inc.(a) (Marine Transportation)	14	647
Eagle Pharmaceuticals, Inc.* (Biotechnology)	10	208
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	55	879
Easterly Government Properties, Inc. (Office REITs)	89	1,314
Eastern Bankshares, Inc. (Banks)	149	2,104

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	55	$302
Ebix, Inc. (Software)	25	774
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	32	622
Ecovyst, Inc.* (Chemicals)	91	1,118
Edgewell Personal Care Co. (Personal Care Products)	49	1,931
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	41	299
Editas Medicine, Inc.* (Biotechnology)	67	588
eGain Corp.* (Software)	21	155
eHealth, Inc.* (Insurance)	23	174
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	27	288
elf Beauty, Inc.* (Personal Care Products)	48	5,602
Ellington Financial, Inc.(a) (Mortgage REITs)	63	852
Elme Communities (Residential REITs)	84	1,365
Embecta Corp. (Health Care Equipment & Supplies)	55	1,174
Emerald Holding, Inc.* (Media)	15	74
Emergent BioSolutions, Inc.* (Biotechnology)	49	337
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	10	90
Empire State Realty Trust, Inc. (Diversified REITs)	127	1,137
Employers Holdings, Inc. (Insurance)	26	1,004
Enact Holdings, Inc. (Financial Services)	29	789
Enanta Pharmaceuticals, Inc.* (Biotechnology)	19	360
Encore Capital Group, Inc.* (Consumer Finance)	22	1,177
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	136	344
Encore Wire Corp. (Electrical Equipment)	16	2,731
Energizer Holdings, Inc. (Household Products)	69	2,463
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	151	963
Energy Recovery, Inc.* (Machinery)	53	1,615
Energy Vault Holdings, Inc.* (Electrical Equipment)	94	315
Enerpac Tool Group Corp. (Machinery)	55	1,511
EnerSys (Electrical Equipment)	40	4,332
Eneti, Inc. (Marine Transportation)	24	304
Enfusion, Inc.* - Class A (Software)	25	271
EngageSmart, Inc.* (Software)	47	891
Enhabit, Inc.* (Health Care Providers & Services)	48	659
Enliven Therapeutics, Inc.* (Pharmaceuticals)	22	417
Ennis, Inc. (Commercial Services & Supplies)	24	517
Enova International, Inc.* (Consumer Finance)	29	1,598
Enovix Corp.*(a) (Electrical Equipment)	131	2,819
EnPro Industries, Inc. (Machinery)	20	2,776
Enstar Group, Ltd.* (Insurance)	11	2,814
Enterprise Bancorp, Inc. (Banks)	9	287
Enterprise Financial Services Corp. (Banks)	35	1,435
Entrada Therapeutics, Inc.* (Biotechnology)	21	365
Entravision Communications Corp. - Class A (Media)	58	277
Envela Corp.* (Specialty Retail)	7	52
Envestnet, Inc.* (Software)	48	2,975
Enviri Corp.* (Commercial Services & Supplies)	76	717
Enviva, Inc. (Oil, Gas & Consumable Fuels)	30	404
Eos Energy Enterprises, Inc.* (Electrical Equipment)	103	253
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	26	1,465
EQRx, Inc.* (Biotechnology)	306	523
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	419	4,345
Equity Bancshares, Inc. - Class A (Banks)	14	380
Equity Commonwealth (Office REITs)	101	1,979
Erasca, Inc.* (Biotechnology)	77	203
Escalade, Inc. (Leisure Products)	10	146
ESCO Technologies, Inc. (Machinery)	25	2,514
Esquire Financial Holdings, Inc. (Banks)	7	350
ESS Tech, Inc.* (Electrical Equipment)	88	170
ESSA Bancorp, Inc. (Banks)	8	133
Essent Group, Ltd. (Financial Services)	102	5,058
Essential Properties Realty Trust, Inc. (Diversified REITs)	143	3,510
Ethan Allen Interiors, Inc. (Household Durables)	22	692
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	33	639
Evans Bancorp, Inc. (Banks)	5	149
Eve Holding, Inc.* (Aerospace & Defense)	17	156
Eventbrite, Inc.* - Class A (Interactive Media & Services)	74	852
Everbridge, Inc.* (Software)	39	1,203
EverCommerce, Inc.* (Software)	22	257
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	81	1,202
EverQuote, Inc.* - Class A (Interactive Media & Services)	20	142
EVERTEC, Inc. (Financial Services)	63	2,478
EVgo, Inc.* (Specialty Retail)	69	302
EVI Industries, Inc.* (Trading Companies & Distributors)	5	127
Evolent Health, Inc.* - Class A (Health Care Technology)	106	3,222
Evolus, Inc.* (Pharmaceuticals)	40	401
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	30	280
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	108	711
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	17	361
ExlService Holdings, Inc.* (Professional Services)	31	4,369
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	66	1,646
Expensify, Inc.* - Class A (Software)	53	427
Exponent, Inc. (Professional Services)	49	4,388
Expro Group Holdings N.V.* (Energy Equipment & Services)	85	1,886
Extreme Networks, Inc.* (Communications Equipment)	121	3,216
Eyenovia, Inc.* (Pharmaceuticals)	27	58
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	25	313

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
F&G Annuities & Life, Inc. (Insurance)	18	$472
Fabrinet* (Electronic Equipment, Instruments & Components)	35	4,327
Farmers & Merchants Bancorp, Inc. (Banks)	13	277
Farmers National Banc Corp. (Banks)	35	481
Farmland Partners, Inc. (Specialized REITs)	49	563
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	20	332
Fastly, Inc.* - Class A (IT Services)	114	2,094
Fate Therapeutics, Inc.* (Biotechnology)	81	335
FB Financial Corp. (Banks)	34	1,204
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	9	1,447
Federal Signal Corp. (Machinery)	58	3,543
Fennec Pharmaceuticals, Inc.* (Biotechnology)	17	151
FibroGen, Inc.* (Biotechnology)	87	179
Fidelity D&D Bancorp, Inc. (Banks)	4	203
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	17	131
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	123	905
Finance Of America Cos., Inc.* - Class A (Financial Services)	51	101
Financial Institutions, Inc. (Banks)	15	288
First Advantage Corp.* (Professional Services)	52	780
First Bancorp (Banks)	38	1,257
First Bancorp (Banks)	170	2,525
First Bank/Hamilton NJ (Banks)	15	188
First Busey Corp. (Banks)	50	1,083
First Business Financial Services, Inc. (Banks)	8	272
First Commonwealth Financial Corp. (Banks)	98	1,415
First Community Bankshares, Inc. (Banks)	17	572
First Community Corp. (Banks)	7	138
First Financial Bancorp (Banks)	90	2,078
First Financial Bankshares, Inc. (Banks)	125	4,073
First Financial Corp. (Banks)	11	420
First Foundation, Inc. (Banks)	49	358
First Interstate BancSystem, Inc. - Class A (Banks)	79	2,270
First Merchants Corp. (Banks)	57	1,831
First Mid Bancshares, Inc. (Banks)	18	551
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	15	280
First Western Financial, Inc.* (Banks)	8	166
FirstCash Holdings, Inc. (Consumer Finance)	36	3,429
FiscalNote Holdings, Inc.* (Professional Services)	60	197
Fisker, Inc.*(a) (Automobile Components)	188	1,160
Five Star Bancorp (Banks)	12	296
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	29	923
Fluence Energy, Inc.* (Electrical Equipment)	38	1,111
Fluor Corp.* (Construction & Engineering)	137	4,244
Flushing Financial Corp. (Banks)	27	426
Flywire Corp.* (Financial Services)	92	3,141
Focus Financial Partners, Inc.* - Class A (Capital Markets)	56	2,929
Foghorn Therapeutics, Inc.* (Biotechnology)	19	174
Foot Locker, Inc. (Specialty Retail)	79	2,123
Forafric Global PLC* (Food Products)	5	55
Forestar Group, Inc.* (Real Estate Management & Development)	18	531
Forge Global Holdings, Inc.* (Capital Markets)	105	306
ForgeRock, Inc.* - Class A (Software)	45	929
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	74	2,750
Forrester Research, Inc.* (Professional Services)	11	351
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	9	245
Forward Air Corp. (Air Freight & Logistics)	25	2,970
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	46	128
Four Corners Property Trust, Inc. (Specialized REITs)	83	2,183
Fox Factory Holding Corp.* (Automobile Components)	41	4,589
Franchise Group, Inc. (Specialty Retail)	22	655
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	80	1,144
Franklin Covey Co.* (Professional Services)	12	572
Franklin Electric Co., Inc. (Machinery)	44	4,348
Fresh Del Monte Produce, Inc. (Food Products)	33	877
Freshworks, Inc.* - Class A (Software)	156	2,911
Frontdoor, Inc.* (Diversified Consumer Services)	79	2,759
Frontier Group Holdings, Inc.* (Passenger Airlines)	37	344
FRP Holdings, Inc.* (Real Estate Management & Development)	6	344
FS Bancorp, Inc. (Banks)	6	186
FTAI Aviation, Ltd. (Trading Companies & Distributors)	96	3,092
FTAI Infrastructure, Inc. (Ground Transportation)	95	337
FTC Solar, Inc.* (Electrical Equipment)	61	232
fuboTV, Inc.* (Interactive Media & Services)	195	657
FuelCell Energy, Inc.* (Electrical Equipment)	393	861
Fulgent Genetics, Inc.* (Health Care Providers & Services)	20	777
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	32	205
Fulton Financial Corp. (Banks)	156	2,231
Funko, Inc.* - Class A (Distributors)	33	269
FutureFuel Corp. (Chemicals)	25	243
FVCBankcorp, Inc.* (Banks)	15	193
Gambling.com Group, Ltd.* (Media)	10	123
Gannett Co., Inc.* (Media)	138	389
GATX Corp. (Trading Companies & Distributors)	34	4,262
GCM Grosvenor, Inc. - Class A (Capital Markets)	40	314
Genco Shipping & Trading, Ltd. (Marine Transportation)	40	580
Gencor Industries, Inc.* (Machinery)	10	153
Genelux Corp.* (Biotechnology)	3	63
Generation Bio Co.* (Biotechnology)	43	218
Genesco, Inc.* (Specialty Retail)	12	339
Genie Energy, Ltd. - Class B (Electric Utilities)	19	255

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Gentherm, Inc.* (Automobile Components)	32	$1,913
Genworth Financial, Inc.* (Insurance)	466	2,731
German American Bancorp, Inc. (Banks)	27	795
Geron Corp.* (Biotechnology)	478	1,549
Getty Realty Corp. (Retail REITs)	43	1,390
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	224	385
Gibraltar Industries, Inc.* (Building Products)	30	1,940
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	40	828
Glacier Bancorp, Inc. (Banks)	107	3,499
Gladstone Commercial Corp. (Diversified REITs)	39	519
Gladstone Land Corp. (Specialized REITs)	32	536
Glatfelter Corp.* (Paper & Forest Products)	42	143
Glaukos Corp.* (Health Care Equipment & Supplies)	45	3,471
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	31	218
Global Industrial Co. (Trading Companies & Distributors)	13	371
Global Medical REIT, Inc. (Health Care REITs)	59	584
Global Net Lease, Inc. (Diversified REITs)	100	1,069
Global Water Resources, Inc. (Water Utilities)	11	140
Globalstar, Inc.* (Diversified Telecommunication Services)	662	715
GMS, Inc.* (Trading Companies & Distributors)	40	2,948
Gogo, Inc.* (Wireless Telecommunication Services)	64	965
GoHealth, Inc.* - Class A (Insurance)	4	74
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	97	2,340
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	19	804
Golden Ocean Group, Ltd.(a) (Marine Transportation)	118	925
Goosehead Insurance, Inc.* - Class A (Insurance)	21	1,404
GoPro, Inc.* - Class A (Household Durables)	124	507
GrafTech International, Ltd. (Electrical Equipment)	186	982
Graham Holdings Co. - Class B (Diversified Consumer Services)	4	2,347
Granite Construction, Inc. (Construction & Engineering)	42	1,719
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	49	281
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	25	182
Graphite Bio, Inc.* (Biotechnology)	27	68
Gray Television, Inc. (Media)	79	748
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	63	529
Great Southern Bancorp, Inc. (Banks)	9	498
Green Brick Partners, Inc.* (Household Durables)	25	1,413
Green Dot Corp.* - Class A (Consumer Finance)	45	880
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	56	1,989
Greene County Bancorp, Inc. (Banks)	7	241
Greenlight Capital Re, Ltd.* - Class A (Insurance)	25	257
Greif, Inc. - Class A (Containers & Packaging)	24	1,776
Greif, Inc. - Class B (Containers & Packaging)	5	395
Grid Dynamics Holdings, Inc.* (IT Services)	53	552
Griffon Corp. (Building Products)	42	1,752
Grindr, Inc.* (Interactive Media & Services)	39	230
Gritstone bio, Inc.* (Biotechnology)	84	165
Group 1 Automotive, Inc. (Specialty Retail)	13	3,361
GrowGeneration Corp.* (Specialty Retail)	56	223
Guaranty Bancshares, Inc. (Banks)	8	254
Guardant Health, Inc.* (Health Care Providers & Services)	107	4,175
Guess?, Inc. (Specialty Retail)	28	588
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	10	1,025
H&E Equipment Services, Inc. (Trading Companies & Distributors)	31	1,506
H.B. Fuller Co. (Chemicals)	52	3,850
Haemonetics Corp.* (Health Care Equipment & Supplies)	48	4,428
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	22	203
Halozyme Therapeutics, Inc.* (Biotechnology)	128	5,500
Hamilton Lane, Inc. - Class A (Capital Markets)	35	3,094
Hancock Whitney Corp. (Banks)	83	3,653
Hanesbrands, Inc.(a) (Textiles, Apparel & Luxury Goods)	338	1,781
Hanmi Financial Corp. (Banks)	29	551
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	99	2,585
HarborOne Bancorp, Inc. (Banks)	40	420
Harmonic, Inc.* (Communications Equipment)	106	1,582
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	32	1,132
Harrow Health, Inc.* (Pharmaceuticals)	25	552
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	38	177
Haverty Furniture Cos., Inc. (Specialty Retail)	14	498
Hawaiian Holdings, Inc.* (Passenger Airlines)	49	568
Hawkins, Inc. (Chemicals)	19	888
Haynes International, Inc. (Metals & Mining)	12	602
HBT Financial, Inc. (Banks)	13	258
HCI Group, Inc.(a) (Insurance)	6	377
Health Catalyst, Inc.* (Health Care Technology)	54	758
Healthcare Services Group, Inc. (Commercial Services & Supplies)	71	895
HealthEquity, Inc.* (Health Care Providers & Services)	81	5,504
HealthStream, Inc. (Health Care Technology)	23	517
Heartland Express, Inc. (Ground Transportation)	45	736
Heartland Financial USA, Inc. (Banks)	41	1,408
Hecla Mining Co. (Metals & Mining)	577	3,324
Heidrick & Struggles International, Inc. (Professional Services)	19	518
Helen of Troy, Ltd.* (Household Durables)	23	3,250

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Helios Technologies, Inc. (Machinery)	31	$1,959
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	138	1,325
Helmerich & Payne, Inc. (Energy Equipment & Services)	96	4,298
Herbalife, Ltd.* (Personal Care Products)	95	1,543
Herc Holdings, Inc. (Trading Companies & Distributors)	27	3,613
Heritage Commerce Corp. (Banks)	57	547
Heritage Financial Corp. (Banks)	33	619
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	15	691
Heron Therapeutics, Inc.* (Biotechnology)	99	164
Hersha Hospitality Trust - Class A (Hotel & Resort REITs)	30	188
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	39	204
Hibbett, Inc. (Specialty Retail)	12	557
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	10	152
Hillenbrand, Inc. (Machinery)	66	3,428
HilleVax, Inc.* (Biotechnology)	20	304
Hillman Solutions Corp.* (Machinery)	166	1,633
Hilltop Holdings, Inc. (Banks)	45	1,392
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	78	3,626
Himalaya Shipping, Ltd.* (Marine Transportation)	26	157
Hims & Hers Health, Inc.* (Health Care Providers & Services)	117	1,049
Hippo Holdings, Inc.* (Insurance)	10	172
HireQuest, Inc. (Professional Services)	5	125
HireRight Holdings Corp.* (Professional Services)	14	150
HNI Corp. (Commercial Services & Supplies)	44	1,280
Holley, Inc.* (Automobile Components)	51	323
Home Bancorp, Inc. (Banks)	7	249
Home BancShares, Inc. (Banks)	183	4,448
Home Point Capital, Inc.* (Financial Services)	8	19
HomeStreet, Inc. (Banks)	17	156
HomeTrust Bancshares, Inc. (Banks)	15	365
Hooker Furnishings Corp. (Household Durables)	11	221
Hope Bancorp, Inc. (Banks)	111	1,205
Horace Mann Educators Corp. (Insurance)	39	1,175
Horizon Bancorp, Inc. (Banks)	41	508
Hostess Brands, Inc.* (Food Products)	127	3,053
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	5	533
Hub Group, Inc.* - Class A (Air Freight & Logistics)	32	2,884
Hudson Pacific Properties, Inc. (Office REITs)	133	781
Hudson Technologies, Inc.* (Trading Companies & Distributors)	42	382
Humacyte, Inc.* (Biotechnology)	59	194
Huron Consulting Group, Inc.* (Professional Services)	18	1,702
Hyliion Holdings Corp.* (Machinery)	142	280
Hyster-Yale Materials Handling, Inc. (Machinery)	10	478
I3 Verticals, Inc.* - Class A (Financial Services)	22	550
i-80 Gold Corp.* (Metals & Mining)	185	377
IBEX Holdings, Ltd.* (Professional Services)	10	199
ICF International, Inc. (Professional Services)	18	2,117
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	27	1,045
Icosavax, Inc.* (Biotechnology)	26	230
Ideaya Biosciences, Inc.* (Biotechnology)	52	1,163
IDT Corp.* - Class B (Diversified Telecommunication Services)	15	356
IES Holdings, Inc.* (Construction & Engineering)	8	459
IGM Biosciences, Inc.* (Biotechnology)	11	117
iHeartMedia, Inc.* - Class A (Media)	99	468
Ikena Oncology, Inc.* (Pharmaceuticals)	20	103
IMAX Corp.* (Entertainment)	43	792
Immersion Corp. (Technology Hardware, Storage & Peripherals)	30	212
Immuneering Corp.* - Class A (Biotechnology)	19	193
ImmunityBio, Inc.* (Biotechnology)	106	233
ImmunoGen, Inc.* (Biotechnology)	233	4,152
Immunovant, Inc.* (Biotechnology)	52	1,187
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	22	1,466
Inari Medical, Inc.* (Health Care Equipment & Supplies)	50	2,854
Independence Realty Trust, Inc. (Residential REITs)	217	3,698
Independent Bank Corp. (Banks)	42	2,531
Independent Bank Corp. (Banks)	19	393
Independent Bank Group, Inc. (Banks)	35	1,570
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	132	1,251
Infinera Corp.* (Communications Equipment)	191	860
Information Services Group, Inc. (IT Services)	34	175
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	17	175
Ingevity Corp.* (Chemicals)	36	2,305
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	13	1,102
Inhibrx, Inc.* (Biotechnology)	33	662
Inmode, Ltd.* (Health Care Equipment & Supplies)	74	3,175
Innodata, Inc.* (Professional Services)	24	308
Innospec, Inc. (Chemicals)	24	2,571
Innovage Holding Corp.* (Health Care Providers & Services)	18	130
INNOVATE Corp.* (Construction & Engineering)	44	73
Innovative Industrial Properties, Inc. (Industrial REITs)	27	2,139
Innoviva, Inc.* (Pharmaceuticals)	60	813
Inogen, Inc.* (Health Care Equipment & Supplies)	22	180
Inozyme Pharma, Inc.* (Biotechnology)	32	163
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	28	4,107
Insmed, Inc.* (Biotechnology)	126	2,783

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Insperity, Inc. (Professional Services)	35	$4,118
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	21	264
Installed Building Products, Inc. (Household Durables)	23	3,404
Insteel Industries, Inc. (Building Products)	18	581
Instructure Holdings, Inc.* (Software)	19	516
Intapp, Inc.* (Software)	15	616
Integer Holdings Corp.* (Health Care Equipment & Supplies)	32	2,959
Integral Ad Science Holding Corp.* (Media)	36	751
Intellia Therapeutics, Inc.* (Biotechnology)	85	3,598
Inter Parfums, Inc. (Personal Care Products)	18	2,692
Intercept Pharmaceuticals, Inc.* (Biotechnology)	24	259
InterDigital, Inc. (Software)	26	2,410
Interface, Inc. (Commercial Services & Supplies)	55	537
International Bancshares Corp. (Banks)	52	2,581
International Game Technology PLC (Hotels, Restaurants & Leisure)	104	3,517
International Money Express, Inc.* (Financial Services)	30	727
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	39	1,673
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	10	212
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	24	86
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	90	5,565
Intrepid Potash, Inc.* (Chemicals)	10	275
InvenTrust Properties Corp. (Retail REITs)	65	1,582
Invesco Mortgage Capital, Inc. (Mortgage REITs)	40	480
Investors Title Co. (Insurance)	1	157
Invitae Corp.*(a) (Health Care Providers & Services)	252	358
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	154	2,964
Iovance Biotherapeutics, Inc.* (Biotechnology)	200	1,452
iRadimed Corp. (Health Care Equipment & Supplies)	7	308
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	29	3,047
iRobot Corp.* (Household Durables)	26	1,040
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	133	1,475
Ispire Technology, Inc.* (Tobacco)	3	28
iTeos Therapeutics, Inc.* (Biotechnology)	24	337
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	41	171
Itron, Inc.* (Electronic Equipment, Instruments & Components)	44	3,461
Ivanhoe Electric, Inc.* (Metals & Mining)	54	878
J & J Snack Foods Corp. (Food Products)	14	2,244
J Jill, Inc.* (Specialty Retail)	4	91
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	20	1,988
Jackson Financial, Inc. - Class A (Financial Services)	78	2,576
JAKKS Pacific, Inc.* (Leisure Products)	7	146
James River Group Holdings, Ltd. (Insurance)	36	666
Jamf Holding Corp.* (Software)	67	1,455
Janus International Group, Inc.* (Building Products)	82	936
Janux Therapeutics, Inc.* (Biotechnology)	17	238
JBG SMITH Properties (Office REITs)	107	1,790
JELD-WEN Holding, Inc.* (Building Products)	82	1,460
JetBlue Airways Corp.* (Passenger Airlines)	317	2,462
Joby Aviation, Inc.* (Passenger Airlines)	267	2,389
John B Sanfilippo & Son, Inc. (Food Products)	9	980
John Bean Technologies Corp. (Machinery)	31	3,832
John Marshall Bancorp, Inc. (Banks)	12	228
John Wiley & Sons, Inc. - Class A (Media)	41	1,403
Johnson Outdoors, Inc. - Class A (Leisure Products)	5	296
Kadant, Inc. (Machinery)	11	2,451
Kaiser Aluminum Corp. (Metals & Mining)	15	1,218
Kaltura, Inc.* (Software)	80	162
KalVista Pharmaceuticals, Inc.* (Biotechnology)	24	242
Kaman Corp. (Aerospace & Defense)	27	618
Karat Packaging, Inc. (Trading Companies & Distributors)	5	102
Karyopharm Therapeutics, Inc.* (Biotechnology)	109	196
KB Home (Household Durables)	71	3,832
Kearny Financial Corp. (Banks)	55	472
Kelly Services, Inc. - Class A (Professional Services)	32	586
Kennametal, Inc. (Machinery)	77	2,347
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	115	1,898
Keros Therapeutics, Inc.* (Biotechnology)	22	921
Kezar Life Sciences, Inc.* (Biotechnology)	68	152
Kforce, Inc. (Professional Services)	19	1,205
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	23	671
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	16	576
Kingsway Financial Services, Inc.* (Insurance)	10	84
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	30	565
Kite Realty Group Trust (Retail REITs)	209	4,783
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	57	710
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	12	141
Knife River Corp.* (Construction Materials)	49	2,130
Knowles Corp.* (Electronic Equipment, Instruments & Components)	86	1,571
Kodiak Sciences, Inc.* (Biotechnology)	31	93
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	53	2,245
Koppers Holdings, Inc. (Chemicals)	19	727
Korn Ferry (Professional Services)	50	2,634
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	34	88
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	438	3,110
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	120	1,811

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	84	$1,294
Kronos Worldwide, Inc. (Chemicals)	21	196
Krystal Biotech, Inc.* (Biotechnology)	21	2,711
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	53	3,174
Kura Oncology, Inc.* (Biotechnology)	63	658
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	6	597
KVH Industries, Inc.* (Communications Equipment)	18	154
Kymera Therapeutics, Inc.* (Biotechnology)	36	788
Ladder Capital Corp. (Mortgage REITs)	109	1,198
Lakeland Bancorp, Inc. (Banks)	60	907
Lakeland Financial Corp. (Banks)	24	1,331
Lancaster Colony Corp. (Food Products)	19	3,661
Lands' End, Inc.* (Specialty Retail)	14	131
Landsea Homes Corp.* (Household Durables)	13	128
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	65	5,623
LanzaTech Global, Inc.* (Commercial Services & Supplies)	20	130
Larimar Therapeutics, Inc.* (Biotechnology)	25	107
Latham Group, Inc.* (Leisure Products)	37	146
Laureate Education, Inc. (Diversified Consumer Services)	126	1,615
La-Z-Boy, Inc. (Household Durables)	42	1,318
Lazydays Holdings, Inc.* (Specialty Retail)	12	157
LCI Industries (Automobile Components)	24	3,270
LCNB Corp. (Banks)	10	175
Legacy Housing Corp.* (Household Durables)	10	237
Legalzoom.com, Inc.* (Professional Services)	100	1,528
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	19	1,201
Lemonade, Inc.* (Insurance)	49	1,139
LendingClub Corp.* (Consumer Finance)	102	856
LendingTree, Inc.* (Consumer Finance)	10	244
Leonardo DRS, Inc.* (Aerospace & Defense)	48	801
Leslie's, Inc.* (Specialty Retail)	170	1,083
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	89	179
LGI Homes, Inc.* (Household Durables)	20	2,775
Liberty Energy, Inc. (Energy Equipment & Services)	164	2,701
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	35	294
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	138	1,148
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	132	796
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	43	778
LifeStance Health Group, Inc.* (Health Care Providers & Services)	102	958
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	16	1,071
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	88	6,185
Lightwave Logic, Inc.*(a) (Electronic Equipment, Instruments & Components)	110	739
Limbach Holdings, Inc.* (Construction & Engineering)	9	238
Limoneira Co. (Food Products)	17	264
Lincoln Educational Services Corp.* (Diversified Consumer Services)	23	164
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	34	402
Lindsay Corp. (Machinery)	11	1,458
Lineage Cell Therapeutics, Inc.* (Biotechnology)	124	190
Lions Gate Entertainment Corp.* - Class A (Entertainment)	56	430
Lions Gate Entertainment Corp.* - Class B (Entertainment)	111	813
Liquidia Corp.* (Pharmaceuticals)	46	355
Liquidity Services, Inc.* (Commercial Services & Supplies)	23	386
LivaNova PLC* (Health Care Equipment & Supplies)	52	3,039
Live Oak Bancshares, Inc. (Banks)	32	1,212
Livent Corp.* (Chemicals)	173	4,258
LivePerson, Inc.* (Software)	61	290
LiveRamp Holdings, Inc.* (Software)	61	1,741
LiveVox Holdings, Inc.* (Software)	21	61
Livewire Group, Inc.* (Automobiles)	11	134
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	15	108
Loop Media, Inc.* (Entertainment)	35	81
LSB Industries, Inc.* (Chemicals)	53	592
LSI Industries, Inc. (Electrical Equipment)	25	315
LTC Properties, Inc. (Health Care REITs)	39	1,309
Lumen Technologies, Inc. (Diversified Telecommunication Services)	967	1,731
Luminar Technologies, Inc.*(a) (Automobile Components)	261	1,931
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	31	280
Luther Burbank Corp. (Banks)	10	103
Luxfer Holdings PLC (Machinery)	26	329
LXP Industrial Trust (Industrial REITs)	278	2,799
Lyell Immunopharma, Inc.* (Biotechnology)	166	480
M.D.C Holdings, Inc. (Household Durables)	56	2,872
M/I Homes, Inc.* (Household Durables)	26	2,600
Macatawa Bank Corp. (Banks)	25	246
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	52	3,636
MacroGenics, Inc.* (Biotechnology)	58	277
Madison Square Garden Entertainment Corp.* (Entertainment)	41	1,428
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	13	2,669
Magnite, Inc.* (Media)	128	1,937
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	176	3,898
Maiden Holdings, Ltd.* (Insurance)	87	170
MainStreet Bancshares, Inc. (Banks)	7	167
Malibu Boats, Inc.* - Class A (Leisure Products)	20	1,199
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	22	108
MannKind Corp.* (Biotechnology)	246	1,124
Marathon Digital Holdings, Inc.* (Software)	162	2,814

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Marcus & Millichap, Inc. (Real Estate Management & Development)	23	$844
Marine Products Corp. (Leisure Products)	8	128
MarineMax, Inc.* (Specialty Retail)	21	847
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	48	511
MarketWise, Inc. (Capital Markets)	30	58
Marqeta, Inc.* - Class A (Financial Services)	470	2,623
Marten Transport, Ltd. (Ground Transportation)	56	1,269
Masonite International Corp.* (Building Products)	21	2,196
Masterbrand, Inc.* (Building Products)	124	1,531
MasterCraft Boat Holdings, Inc.* (Leisure Products)	17	521
Matador Resources Co. (Oil, Gas & Consumable Fuels)	109	6,064
Materion Corp. (Metals & Mining)	20	2,383
Mativ Holdings, Inc. (Chemicals)	52	818
Matson, Inc. (Marine Transportation)	34	3,178
Matterport, Inc.* (Software)	241	817
Matthews International Corp. - Class A (Commercial Services & Supplies)	29	1,331
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	7	104
MaxCyte, Inc.* (Life Sciences Tools & Services)	84	375
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	24	593
Maximus, Inc. (Professional Services)	58	4,857
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	72	1,776
Mayville Engineering Co., Inc.* (Machinery)	11	133
MBIA, Inc.* (Insurance)	46	402
McGrath RentCorp (Trading Companies & Distributors)	24	2,313
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	25	254
Medifast, Inc. (Personal Care Products)	10	1,019
MeiraGTx Holdings PLC* (Biotechnology)	31	195
Mercantile Bank Corp. (Banks)	15	527
Merchants Bancorp (Financial Services)	15	474
Mercury General Corp. (Insurance)	26	837
MeridianLink, Inc.* (Software)	25	559
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	55	4,107
Meritage Homes Corp. (Household Durables)	35	5,212
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	10	120
Mersana Therapeutics, Inc.* (Biotechnology)	96	118
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	5	643
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	34	1,144
Metrocity Bankshares, Inc. (Banks)	18	386
Metropolitan Bank Holding Corp.* (Banks)	10	453
MFA Financial, Inc. (Mortgage REITs)	98	1,103
MGE Energy, Inc. (Electric Utilities)	35	2,808
MGP Ingredients, Inc. (Beverages)	15	1,710
MicroStrategy, Inc.* (Software)	11	4,817
Microvast Holdings, Inc.*(a) (Machinery)	101	290
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	170	680
Mid Penn Bancorp, Inc. (Banks)	14	329
Middlefield Banc Corp. (Banks)	8	234
Middlesex Water Co. (Water Utilities)	17	1,367
Midland States Bancorp, Inc. (Banks)	20	469
MidWestOne Financial Group, Inc. (Banks)	14	343
Miller Industries, Inc. (Machinery)	11	417
MillerKnoll, Inc. (Commercial Services & Supplies)	73	1,429
MiMedx Group, Inc.* (Biotechnology)	109	880
Minerals Technologies, Inc. (Chemicals)	31	1,902
Mineralys Therapeutics, Inc.* (Biotechnology)	13	184
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	192	1,450
Mirum Pharmaceuticals, Inc.* (Biotechnology)	26	670
Mission Produce, Inc.* (Food Products)	47	546
Mistras Group, Inc.* (Professional Services)	20	155
Mitek Systems, Inc.* (Software)	41	419
Model N, Inc.* (Software)	36	1,200
Modine Manufacturing Co.* (Automobile Components)	49	1,840
ModivCare, Inc.* (Health Care Providers & Services)	12	525
Moelis & Co. - Class A (Capital Markets)	64	3,124
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	13	901
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	44	377
Monro, Inc. (Specialty Retail)	30	1,100
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	64	560
Monte Rosa Therapeutics, Inc.* (Biotechnology)	29	205
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	27	1,093
Moog, Inc. - Class A (Aerospace & Defense)	27	2,846
Morphic Holding, Inc.* (Biotechnology)	29	1,645
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	15	431
Mr. Cooper Group, Inc.* (Financial Services)	64	3,710
MRC Global, Inc.* (Trading Companies & Distributors)	81	914
Mueller Industries, Inc. (Machinery)	54	4,377
Mueller Water Products, Inc. - Class A (Machinery)	149	2,397
Mullen Automotive, Inc.* (Automobiles)	2	–	§
Multiplan Corp.* (Health Care Technology)	363	780
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	143	6,187
MVB Financial Corp. (Banks)	11	281
Myers Industries, Inc. (Containers & Packaging)	35	686
MYR Group, Inc.* (Construction & Engineering)	16	2,281
Myriad Genetics, Inc.* (Biotechnology)	77	1,721
N-able, Inc.* (Software)	67	943
Nabors Industries, Ltd.* (Energy Equipment & Services)	9	1,102
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	4	148

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	45	$214
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	44	546
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	30	1,124
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	3	240
National Bank Holdings Corp. - Class A (Banks)	35	1,203
National Bankshares, Inc. (Banks)	6	179
National Beverage Corp.* (Beverages)	23	1,216
National Health Investors, Inc. (Health Care REITs)	40	2,196
National HealthCare Corp. (Health Care Providers & Services)	12	708
National Presto Industries, Inc. (Aerospace & Defense)	5	392
National Research Corp. (Health Care Providers & Services)	14	601
National Vision Holdings, Inc.* (Specialty Retail)	75	1,622
National Western Life Group, Inc. - Class A (Insurance)	2	843
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	9	112
Nature's Sunshine Products, Inc.* (Personal Care Products)	13	181
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	48	158
Navient Corp. (Consumer Finance)	89	1,695
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	98	1,037
NBT Bancorp, Inc. (Banks)	40	1,488
Nelnet, Inc. - Class A (Consumer Finance)	14	1,382
Neogen Corp.* (Health Care Equipment & Supplies)	209	4,847
NeoGenomics, Inc.* (Health Care Providers & Services)	122	2,114
NerdWallet, Inc.* - Class A (Consumer Finance)	33	370
Nerdy, Inc.* (Diversified Consumer Services)	57	282
NETGEAR, Inc.* (Communications Equipment)	27	368
NetScout Systems, Inc.* (Communications Equipment)	65	1,817
NETSTREIT Corp. (Retail REITs)	59	1,056
Nevro Corp.* (Health Care Equipment & Supplies)	34	850
New Jersey Resources Corp. (Gas Utilities)	93	4,157
New York Mortgage Trust, Inc. (Mortgage REITs)	87	883
Newmark Group, Inc. - Class A (Real Estate Management & Development)	129	893
Newpark Resources, Inc.* (Energy Equipment & Services)	73	403
NewtekOne, Inc. (Capital Markets)	22	392
NexPoint Diversified Real Estate Trust (Diversified REITs)	29	339
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	8	137
NexPoint Residential Trust, Inc. (Residential REITs)	22	914
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	29	162
Nextdoor Holdings, Inc.* (Interactive Media & Services)	140	435
NextGen Healthcare, Inc.* (Health Care Technology)	52	865
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	187	2,229
NextNav, Inc.* (Software)	52	167
NEXTracker, Inc.* - Class A (Electrical Equipment)	42	1,779
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	42	100
NI Holdings, Inc.* (Insurance)	8	111
Nicolet Bankshares, Inc. (Banks)	12	1,004
Nikola Corp.*(a) (Machinery)	570	1,522
NioCorp Developments, Ltd.* (Metals & Mining)	2	10
Nkarta, Inc.* (Biotechnology)	29	66
NL Industries, Inc. (Commercial Services & Supplies)	8	46
nLight, Inc.* (Electronic Equipment, Instruments & Components)	42	605
NMI Holdings, Inc.* - Class A (Financial Services)	79	2,110
Noble Corp. PLC* (Energy Equipment & Services)	103	5,384
Noodles & Co.* (Hotels, Restaurants & Leisure)	39	142
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	197	865
Northeast Bank (Banks)	7	333
Northeast Community Bancorp, Inc. (Banks)	13	210
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	72	2,835
Northfield Bancorp, Inc. (Banks)	40	487
Northrim Bancorp, Inc. (Banks)	5	239
Northwest Bancshares, Inc. (Banks)	122	1,508
Northwest Natural Holding Co. (Gas Utilities)	34	1,461
Northwest Pipe Co.* (Construction & Engineering)	9	293
NorthWestern Corp. (Multi-Utilities)	58	3,275
Norwood Financial Corp. (Banks)	7	223
Novagold Resources, Inc.* (Metals & Mining)	232	1,046
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	34	6,016
Novavax, Inc.*(a) (Biotechnology)	84	780
NOW, Inc.* (Trading Companies & Distributors)	105	1,196
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	48	1,411
Nurix Therapeutics, Inc.* (Biotechnology)	45	437
NuScale Power Corp.* (Electrical Equipment)	51	387
Nuvalent, Inc.* - Class A (Biotechnology)	23	1,147
NuVasive, Inc.* (Health Care Equipment & Supplies)	51	2,102
Nuvation Bio, Inc.* (Pharmaceuticals)	140	259
Nuvectis Pharma, Inc.* (Biotechnology)	7	98
NV5 Global, Inc.* (Professional Services)	13	1,424
NVE Corp. (Semiconductors & Semiconductor Equipment)	5	396
Oak Valley Bancorp (Banks)	6	164

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Ocean Biomedical, Inc.* (Biotechnology)	8	$38
Oceaneering International, Inc.* (Energy Equipment & Services)	96	2,155
OceanFirst Financial Corp. (Banks)	56	1,043
Ocular Therapeutix, Inc.* (Pharmaceuticals)	75	341
Ocwen Financial Corp.* (Financial Services)	6	203
Office Properties Income Trust (Office REITs)	46	354
OFG Bancorp (Banks)	45	1,507
O-I Glass, Inc.* (Containers & Packaging)	149	3,422
Oil States International, Inc.* (Energy Equipment & Services)	61	490
Oil-Dri Corp. of America (Household Products)	5	314
Old National Bancorp (Banks)	281	4,784
Old Second Bancorp, Inc. (Banks)	42	672
Olema Pharmaceuticals, Inc.* (Biotechnology)	26	225
Olo, Inc.* - Class A (Software)	99	778
Olympic Steel, Inc. (Metals & Mining)	9	502
Omega Flex, Inc. (Machinery)	3	269
Omega Therapeutics, Inc.* (Biotechnology)	23	129
Omeros Corp.* (Pharmaceuticals)	58	252
OmniAb, Inc.* (Life Sciences Tools & Services)	89	490
Omnicell, Inc.* (Health Care Equipment & Supplies)	43	2,715
ON24, Inc. (Software)	31	274
ONE Gas, Inc.(a) (Gas Utilities)	53	4,194
One Liberty Properties, Inc. (Diversified REITs)	16	327
OneSpan, Inc.* (Software)	38	522
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	70	899
OneWater Marine, Inc.* (Specialty Retail)	11	414
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	47	5,843
Ooma, Inc.* (Diversified Telecommunication Services)	23	345
Open Lending Corp.* (Capital Markets)	96	1,084
Opendoor Technologies, Inc.* (Real Estate Management & Development)	524	2,677
OPENLANE, Inc.* (Commercial Services & Supplies)	104	1,633
OPKO Health, Inc.* (Health Care Providers & Services)	387	720
OppFi, Inc.* (Consumer Finance)	10	21
OptimizeRx Corp.* (Health Care Technology)	16	223
Optinose, Inc.* (Pharmaceuticals)	70	84
Option Care Health, Inc.* (Health Care Providers & Services)	163	5,507
Orange County Bancorp, Inc. (Banks)	5	225
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	72	340
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	4	23
Orchid Island Capital, Inc. (Mortgage REITs)	38	396
Organogenesis Holdings, Inc.* (Biotechnology)	67	286
ORIC Pharmaceuticals, Inc.* (Biotechnology)	37	309
Origin Bancorp, Inc. (Banks)	28	913
Origin Materials, Inc.* (Chemicals)	102	457
Orion Office REIT, Inc. (Office REITs)	55	358
Orion SA (Chemicals)	54	1,184
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	51	4,147
Orrstown Financial Services, Inc. (Banks)	10	234
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	34	669
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	15	626
Oscar Health, Inc.* - Class A (Insurance)	148	1,113
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	15	1,788
Otter Tail Corp. (Electric Utilities)	40	3,240
Outbrain, Inc.* (Interactive Media & Services)	39	207
Outfront Media, Inc. (Specialized REITs)	142	2,195
Outlook Therapeutics, Inc.* (Biotechnology)	149	258
Outset Medical, Inc.* (Health Care Equipment & Supplies)	47	967
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	55	225
Overstock.com, Inc.* (Specialty Retail)	43	1,568
Ovid Therapeutics, Inc.* (Biotechnology)	57	205
Owens & Minor, Inc.* (Health Care Providers & Services)	71	1,366
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	14	1,510
P10, Inc. - Class A (Capital Markets)	41	486
P3 Health Partners, Inc.* (Health Care Providers & Services)	38	84
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	242	3,198
Pacific Premier Bancorp, Inc. (Banks)	91	2,324
Pacira BioSciences, Inc.* (Pharmaceuticals)	44	1,599
Pactiv Evergreen, Inc. (Containers & Packaging)	38	327
PacWest Bancorp(a) (Banks)	115	1,070
PagerDuty, Inc.* (Software)	82	2,125
Pagseguro Digital, Ltd.* - Class A (Financial Services)	191	2,170
Palomar Holdings, Inc.* (Insurance)	23	1,393
PAM Transportation Services, Inc. (Ground Transportation)	6	155
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	35	244
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	34	2,812
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	53	1,668
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	26	899
Paragon 28, Inc.* (Health Care Equipment & Supplies)	42	742
Paramount Group, Inc. (Office REITs)	178	933
Park Aerospace Corp. (Aerospace & Defense)	19	276
Park National Corp. (Banks)	14	1,561
Parke Bancorp, Inc. (Banks)	10	198
Park-Ohio Holdings Corp. (Machinery)	8	154
Parsons Corp.* (Aerospace & Defense)	40	1,977
Pathward Financial, Inc. (Banks)	26	1,351
Patria Investments, Ltd. - Class A (Capital Markets)	52	791

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Patrick Industries, Inc. (Automobile Components)	20	$1,731
Patterson Cos., Inc. (Health Care Providers & Services)	85	2,796
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	199	3,152
Payoneer Global, Inc.* (Financial Services)	254	1,351
Paysafe, Ltd.* (Financial Services)	32	385
Paysign, Inc.* (Financial Services)	31	60
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	112	5,313
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	11	533
PCB Bancorp (Banks)	10	163
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	29	1,334
PDS Biotechnology Corp.* (Biotechnology)	27	154
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	120	2,693
Peakstone Realty Trust (Office REITs)	27	684
Peapack-Gladstone Financial Corp. (Banks)	16	468
Pebblebrook Hotel Trust (Hotel & Resort REITs)	117	1,808
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	81	1,112
Penns Woods Bancorp, Inc. (Banks)	7	189
PennyMac Financial Services, Inc. (Financial Services)	24	1,806
PennyMac Mortgage Investment Trust (Mortgage REITs)	85	1,086
Peoples Bancorp, Inc. (Banks)	32	901
Peoples Financial Services Corp. (Banks)	7	323
PepGen, Inc.* (Biotechnology)	10	60
Perdoceo Education Corp.* (Diversified Consumer Services)	64	854
Perella Weinberg Partners (Capital Markets)	41	405
Perficient, Inc.* (IT Services)	33	2,105
Performant Financial Corp.* (Commercial Services & Supplies)	65	200
Perimeter Solutions SA* (Chemicals)	150	834
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	244	2,852
Perpetua Resources Corp.* (Metals & Mining)	36	136
PetIQ, Inc.* (Health Care Providers & Services)	26	435
PetMed Express, Inc. (Specialty Retail)	20	293
PGT Innovations, Inc.* (Building Products)	56	1,602
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	24	365
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	20	290
Phillips Edison & Co., Inc. (Retail REITs)	113	3,990
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	59	1,561
Phreesia, Inc.* (Health Care Technology)	49	1,554
Physicians Realty Trust (Health Care REITs)	228	3,360
Piedmont Lithium, Inc.* (Metals & Mining)	17	933
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	119	885
Pioneer Bancorp, Inc.* (Banks)	11	108
Piper Sandler Cos. (Capital Markets)	17	2,488
Pitney Bowes, Inc. (Commercial Services & Supplies)	168	662
PJT Partners, Inc. - Class A (Capital Markets)	23	1,824
Planet Labs PBC* (Professional Services)	183	681
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	35	232
Playstudios, Inc.* (Entertainment)	82	404
Plexus Corp.* (Electronic Equipment, Instruments & Components)	26	2,561
Pliant Therapeutics, Inc.* (Pharmaceuticals)	54	963
Plumas Bancorp (Banks)	5	181
Plymouth Industrial REIT, Inc. (Industrial REITs)	41	934
PMV Pharmaceuticals, Inc.* (Biotechnology)	37	242
PNM Resources, Inc. (Electric Utilities)	82	3,675
Point Biopharma Global, Inc.* (Biotechnology)	87	778
PolyMet Mining Corp.* (Metals & Mining)	33	69
Ponce Financial Group, Inc.* (Banks)	20	185
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	41	945
Portland General Electric Co. (Electric Utilities)	93	4,434
Poseida Therapeutics, Inc.* (Biotechnology)	65	112
Postal Realty Trust, Inc. - Class A (Office REITs)	18	271
Potbelly Corp.* (Hotels, Restaurants & Leisure)	25	239
PotlatchDeltic Corp. (Specialized REITs)	76	4,076
Powell Industries, Inc. (Electrical Equipment)	9	547
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	55	5,343
PowerSchool Holdings, Inc.* (Software)	54	1,305
PRA Group, Inc.* (Consumer Finance)	37	883
Precigen, Inc.* (Biotechnology)	130	181
Preferred Bank (Banks)	13	859
Preformed Line Products Co. (Electrical Equipment)	2	347
Prelude Therapeutics, Inc.* (Biotechnology)	10	39
Premier Financial Corp. (Banks)	34	736
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	48	3,129
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	3	12
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	25	1,943
Prime Medicine, Inc.* (Biotechnology)	38	573
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	1	96
Primis Financial Corp. (Banks)	19	181
Primo Water Corp. (Beverages)	150	2,126
Primoris Services Corp. (Construction & Engineering)	51	1,620
Princeton Bancorp, Inc. (Banks)	5	150
Priority Technology Holdings, Inc.* (Financial Services)	17	77
Privia Health Group, Inc.* (Health Care Providers & Services)	65	1,815
ProAssurance Corp. (Insurance)	52	874
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	35	1,205
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	23	296
PROG Holdings, Inc.* (Consumer Finance)	44	1,786
Progress Software Corp. (Software)	42	2,523

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Progyny, Inc.* (Health Care Providers & Services)	75	$3,132
ProKidney Corp.* (Biotechnology)	59	756
ProPetro Holding Corp.* (Energy Equipment & Services)	95	992
PROS Holdings, Inc.* (Software)	43	1,634
Protagonist Therapeutics, Inc.* (Biotechnology)	52	1,009
Protalix BioTherapeutics, Inc.* (Biotechnology)	54	86
Proterra, Inc.* (Machinery)	212	358
Prothena Corp. PLC* (Biotechnology)	40	2,755
Proto Labs, Inc.* (Machinery)	25	829
Provident Financial Services, Inc. (Banks)	70	1,298
PTC Therapeutics, Inc.* (Biotechnology)	68	2,743
PubMatic, Inc.* - Class A (Media)	41	820
Pulmonx Corp.* (Health Care Equipment & Supplies)	35	490
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	15	119
Pure Cycle Corp.* (Water Utilities)	19	234
PureCycle Technologies, Inc.* (Chemicals)	111	1,314
Purple Innovation, Inc. (Household Durables)	62	193
Q2 Holdings, Inc.* (Software)	55	1,951
QCR Holdings, Inc. (Banks)	16	820
Quad/Graphics, Inc.* (Commercial Services & Supplies)	30	178
Quaker Chemical Corp. (Chemicals)	13	2,605
Qualys, Inc.* (Software)	36	4,997
Quanex Building Products Corp. (Building Products)	32	900
Quanterix Corp.* (Life Sciences Tools & Services)	34	845
Quantum-Si, Inc.* (Life Sciences Tools & Services)	96	373
QuinStreet, Inc.* (Interactive Media & Services)	50	444
Quipt Home Medical Corp.* (Health Care Providers & Services)	39	207
Quotient Technology, Inc.* (Media)	87	343
Qurate Retail, Inc.* - Class B (Broadline Retail)	1	8
Rackspace Technology, Inc.* (IT Services)	76	176
Radian Group, Inc. (Financial Services)	151	4,065
Radiant Logistics, Inc.* (Air Freight & Logistics)	35	270
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	81	1,208
RadNet, Inc.* (Health Care Providers & Services)	47	1,555
Rain Oncology, Inc.* (Pharmaceuticals)	16	21
Rallybio Corp.* (Biotechnology)	29	173
Ramaco Resources, Inc. - Class A (Metals & Mining)	22	202
Ramaco Resources, Inc.* - Class B (Metals & Mining)	4	57
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	105	6,573
Ranger Energy Services, Inc.* (Energy Equipment & Services)	15	158
Ranpak Holdings Corp.* (Containers & Packaging)	42	269
Rapid7, Inc.* (Software)	58	2,663
RAPT Therapeutics, Inc.* (Biotechnology)	28	669
Rayonier Advanced Materials, Inc.* (Chemicals)	61	289
RBB Bancorp (Banks)	16	235
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	8	558
RE/MAX Holdings, Inc. (Real Estate Management & Development)	17	335
Ready Capital Corp. (Mortgage REITs)	155	1,793
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	27	4,470
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	131	1,850
Red River Bancshares, Inc. (Banks)	5	245
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	15	218
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	46	2,231
Red Violet, Inc.* (Professional Services)	11	228
Redfin Corp.* (Real Estate Management & Development)	102	1,528
Redwire Corp.* (Aerospace & Defense)	8	29
Redwood Trust, Inc. (Mortgage REITs)	109	821
REGENXBIO, Inc.* (Biotechnology)	39	741
Regional Management Corp. (Consumer Finance)	8	260
Relay Therapeutics, Inc.* (Biotechnology)	87	1,096
Remitly Global, Inc.* (Financial Services)	81	1,562
Renasant Corp. (Banks)	53	1,640
Reneo Pharmaceuticals, Inc.* (Biotechnology)	9	72
Rent the Runway, Inc.* - Class A (Specialty Retail)	46	85
Repay Holdings Corp.* (Financial Services)	78	651
Replimune Group, Inc.* (Biotechnology)	39	822
Republic Bancorp, Inc. - Class A (Banks)	8	367
Reservoir Media, Inc.* (Entertainment)	19	104
Resideo Technologies, Inc.* (Building Products)	141	2,640
Resources Connection, Inc. (Professional Services)	31	495
Retail Opportunity Investments Corp. (Retail REITs)	118	1,738
REV Group, Inc. (Machinery)	30	388
Revance Therapeutics, Inc.* (Pharmaceuticals)	80	1,890
REVOLUTION Medicines, Inc.* (Biotechnology)	97	2,546
Revolve Group, Inc.* (Specialty Retail)	39	769
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	15	555
RGC Resources, Inc. (Gas Utilities)	8	161
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	49	874
Ribbon Communications, Inc.* (Communications Equipment)	84	267
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	11	152
Rigel Pharmaceuticals, Inc.* (Biotechnology)	164	226
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	8	300
Rimini Street, Inc.* (Software)	47	128
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	115	278

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Riot Platforms, Inc.* (Software)	153	$2,834
RLJ Lodging Trust (Hotel & Resort REITs)	153	1,576
Rocket Lab USA, Inc.* (Aerospace & Defense)	268	1,975
Rocket Pharmaceuticals, Inc.* (Biotechnology)	54	975
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	7	141
Rogers Corp.* (Electronic Equipment, Instruments & Components)	17	2,866
Rover Group, Inc.* (Diversified Consumer Services)	89	488
RPC, Inc. (Energy Equipment & Services)	82	682
RPT Realty (Retail REITs)	82	891
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	40	2,587
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	6	412
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	60	230
RXO, Inc.* (Ground Transportation)	112	2,470
RxSight, Inc.* (Health Care Equipment & Supplies)	26	868
Ryerson Holding Corp. (Metals & Mining)	22	935
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	55	5,240
S&T Bancorp, Inc. (Banks)	37	1,168
Sabra Health Care REIT, Inc. (Health Care REITs)	222	2,884
Sabre Corp.* (Hotels, Restaurants & Leisure)	315	1,292
Safe Bulkers, Inc. (Marine Transportation)	68	226
Safehold, Inc. (Specialized REITs)	28	692
Safety Insurance Group, Inc. (Insurance)	14	1,008
Sage Therapeutics, Inc.* (Biotechnology)	51	1,769
Sally Beauty Holdings, Inc.* (Specialty Retail)	103	1,233
Sana Biotechnology, Inc.* (Biotechnology)	89	522
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	4	167
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	31	529
Sandy Spring Bancorp, Inc. (Banks)	42	1,028
Sangamo Therapeutics, Inc.* (Biotechnology)	138	181
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	55	3,380
Sapiens International Corp. N.V. (Software)	29	781
Saul Centers, Inc. (Retail REITs)	11	424
Savara, Inc.* (Biotechnology)	73	261
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	24	722
Schnitzer Steel Industries, Inc. (Metals & Mining)	25	905
Scholar Rock Holding Corp.* (Biotechnology)	27	192
Scholastic Corp. (Media)	27	1,166
Schrodinger, Inc.* (Health Care Technology)	52	2,720
Scilex Holding Co.* (Pharmaceuticals)	48	263
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	51	2,399
scPharmaceuticals, Inc.* (Pharmaceuticals)	28	236
Sculptor Capital Management, Inc. (Capital Markets)	24	263
Seacoast Banking Corp. of Florida (Banks)	81	2,002
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	23	264
Seadrill, Ltd.* (Energy Equipment & Services)	49	2,397
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	38	2,104
Security National Financial Corp.* - Class A (Financial Services)	11	94
Seer, Inc.* (Life Sciences Tools & Services)	56	283
Select Medical Holdings Corp. (Health Care Providers & Services)	100	3,001
Select Water Solutions, Inc. (Energy Equipment & Services)	82	690
Selecta Biosciences, Inc.* (Biotechnology)	111	121
Selective Insurance Group, Inc. (Insurance)	58	5,984
Selectquote, Inc.* (Insurance)	131	248
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	5	123
SEMrush Holdings, Inc.* - Class A (Software)	30	318
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	61	1,781
Seneca Foods Corp.* - Class A (Food Products)	5	193
Sensient Technologies Corp. (Chemicals)	40	2,562
Seres Therapeutics, Inc.* (Biotechnology)	93	447
Service Properties Trust (Hotel & Resort REITs)	158	1,341
ServisFirst Bancshares, Inc. (Banks)	49	2,924
SES AI Corp.* (Electrical Equipment)	120	377
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	111	1,094
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	36	2,796
Sharecare, Inc.* (Health Care Technology)	296	411
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	47	877
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	165	4,282
Shoe Carnival, Inc. (Specialty Retail)	16	426
Shore Bancshares, Inc. (Banks)	29	345
Shutterstock, Inc. (Interactive Media & Services)	24	1,235
SI-BONE, Inc.* (Health Care Equipment & Supplies)	33	850
Sierra Bancorp (Banks)	13	274
SIGA Technologies, Inc. (Pharmaceuticals)	44	253
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	21	185
Signet Jewelers, Ltd. (Specialty Retail)	43	3,461
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	30	4,474
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	37	845
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	17	609
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	9	188
Simmons First National Corp. - Class A (Banks)	121	2,443
Simpson Manufacturing Co., Inc. (Building Products)	41	6,479
Simulations Plus, Inc. (Health Care Technology)	15	747

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Sinclair, Inc. (Media)	34	$473
SiriusPoint, Ltd.* (Insurance)	88	822
SITE Centers Corp. (Retail REITs)	183	2,571
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	16	2,064
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	77	2,105
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	69	1,649
SJW Group (Water Utilities)	30	2,114
Skillsoft Corp.* (Professional Services)	77	102
Skyline Champion Corp.* (Household Durables)	51	3,553
Skyward Specialty Insurance Group, Inc.* (Insurance)	10	237
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	17	166
SkyWest, Inc.* (Passenger Airlines)	46	2,024
SKYX Platforms Corp.* (Electrical Equipment)	55	117
SL Green Realty Corp.(a) (Office REITs)	63	2,376
Sleep Number Corp.* (Specialty Retail)	21	581
SM Energy Co. (Oil, Gas & Consumable Fuels)	115	4,173
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	46	1,224
SmartFinancial, Inc. (Banks)	15	377
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	177	704
Smith & Wesson Brands, Inc. (Leisure Products)	44	560
Snap One Holdings Corp.* (Household Durables)	18	175
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	31	339
SolarWinds Corp.* (Software)	49	516
Solid Power, Inc.* (Automobile Components)	149	426
Solo Brands, Inc.* - Class A (Leisure Products)	21	123
SomaLogic, Inc.* (Life Sciences Tools & Services)	145	355
Sonic Automotive, Inc. - Class A (Specialty Retail)	15	718
Sonos, Inc.* (Household Durables)	122	2,091
SoundHound AI, Inc.* - Class A (Software)	134	312
SoundThinking, Inc.* (Software)	9	204
South Plains Financial, Inc. (Banks)	12	322
Southern First Bancshares, Inc.* (Banks)	7	211
Southern Missouri Bancorp, Inc. (Banks)	8	385
Southern States Bancshares, Inc. (Banks)	7	176
Southland Holdings, Inc.* (Construction & Engineering)	4	32
Southside Bancshares, Inc. (Banks)	28	930
SouthState Corp. (Banks)	73	5,669
Southwest Gas Holdings, Inc. (Gas Utilities)	59	3,890
Sovos Brands, Inc.* (Food Products)	38	676
SP Plus Corp.* (Commercial Services & Supplies)	19	731
SpartanNash Co. (Consumer Staples Distribution & Retail)	33	741
Sphere Entertainment Co.* (Entertainment)	25	1,061
Spire, Inc. (Gas Utilities)	49	3,115
Spirit Airlines, Inc. (Passenger Airlines)	105	1,922
Spok Holdings, Inc. (Wireless Telecommunication Services)	17	249
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	36	227
SpringWorks Therapeutics, Inc.* (Biotechnology)	56	1,757
Sprinklr, Inc.* - Class A (Software)	83	1,165
Sprout Social, Inc.* - Class A (Software)	46	2,628
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	99	3,886
SPS Commerce, Inc.* (Software)	35	6,313
SPX Technologies, Inc.* (Machinery)	42	3,554
Squarespace, Inc.* - Class A (IT Services)	43	1,425
STAAR Surgical Co.* (Health Care Equipment & Supplies)	47	2,574
Stagwell, Inc.* (Media)	104	698
Standard Motor Products, Inc. (Automobile Components)	20	763
Standex International Corp. (Machinery)	11	1,634
Star Holdings* (Diversified REITs)	12	187
Steelcase, Inc. - Class A (Commercial Services & Supplies)	85	728
Stellar Bancorp, Inc. (Banks)	47	1,168
Stem, Inc.*(a) (Electrical Equipment)	137	969
Stepan Co. (Chemicals)	20	1,916
StepStone Group, Inc. - Class A (Capital Markets)	52	1,460
Sterling Bancorp, Inc.* (Banks)	20	119
Sterling Check Corp.* (Professional Services)	23	276
Sterling Infrastructure, Inc.* (Construction & Engineering)	29	1,740
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	72	2,402
Stewart Information Services Corp. (Insurance)	26	1,225
Stitch Fix, Inc.* - Class A (Specialty Retail)	81	414
Stock Yards Bancorp, Inc. (Banks)	26	1,243
Stoke Therapeutics, Inc.* (Biotechnology)	26	173
StoneCo, Ltd.* - Class A (Financial Services)	279	4,043
Stoneridge, Inc.* (Automobile Components)	25	511
StoneX Group, Inc.* (Capital Markets)	17	1,564
Strategic Education, Inc. (Diversified Consumer Services)	22	1,652
Stratus Properties, Inc. (Real Estate Management & Development)	5	142
Stride, Inc.* (Diversified Consumer Services)	41	1,567
Sturm Ruger & Co., Inc. (Leisure Products)	17	900
Summit Financial Group, Inc. (Banks)	11	248
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	101	650
Summit Materials, Inc.* - Class A (Construction Materials)	115	4,161
Summit Therapeutics, Inc.* (Biotechnology)	111	233
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	36	776
SunCoke Energy, Inc. (Metals & Mining)	80	710
Sunnova Energy International, Inc.*(a) (Independent Power and Renewable Electricity Producers)	97	1,713
SunOpta, Inc.* (Food Products)	87	577
SunPower Corp.*(a) (Electrical Equipment)	84	829

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	200	$2,038
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	131	397
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	45	14,861
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	47	1,442
Surgery Partners, Inc.* (Health Care Providers & Services)	65	2,511
Surmodics, Inc.* (Health Care Equipment & Supplies)	13	417
Sutro Biopharma, Inc.* (Biotechnology)	58	259
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	93	1,402
SWK Holdings Corp.* (Financial Services)	4	65
Sylvamo Corp. (Paper & Forest Products)	35	1,717
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	38	3,432
Syndax Pharmaceuticals, Inc.* (Biotechnology)	63	1,343
System1, Inc.* (Interactive Media & Services)	24	69
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	22	504
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	107	1,712
Tanger Factory Outlet Centers, Inc. (Retail REITs)	98	2,294
Tango Therapeutics, Inc.* (Biotechnology)	43	145
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	30	383
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	8	292
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	23	506
Taylor Morrison Home Corp.* (Household Durables)	101	4,890
TechTarget, Inc.* (Media)	25	812
Teekay Corp.* (Oil, Gas & Consumable Fuels)	64	426
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	23	1,003
TEGNA, Inc. (Media)	215	3,633
Tejon Ranch Co.* (Real Estate Management & Development)	20	352
Tela Bio, Inc.* (Health Care Equipment & Supplies)	15	147
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	95	762
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	512	881
Tenable Holdings, Inc.* (Software)	110	5,353
Tenaya Therapeutics, Inc.* (Biotechnology)	44	213
Tennant Co. (Machinery)	18	1,444
Terawulf, Inc.* (Software)	48	140
Terex Corp. (Machinery)	65	3,811
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	41	296
Terran Orbital Corp.* (Aerospace & Defense)	82	123
Terreno Realty Corp. (Industrial REITs)	78	4,629
TETRA Technologies, Inc.* (Energy Equipment & Services)	120	539
Texas Capital Bancshares, Inc.* (Banks)	46	2,937
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	41	1,685
TG Therapeutics, Inc.* (Biotechnology)	132	2,731
The Aaron's Co., Inc. (Specialty Retail)	30	475
The Andersons, Inc. (Consumer Staples Distribution & Retail)	31	1,513
The Bancorp, Inc.* (Banks)	51	1,933
The Bank of NT Butterfield & Son, Ltd. (Banks)	48	1,542
The Beauty Health Co.* (Personal Care Products)	78	647
The Brink's Co. (Commercial Services & Supplies)	44	3,209
The Buckle, Inc. (Specialty Retail)	29	1,060
The Cato Corp. - Class A (Specialty Retail)	17	145
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	47	1,729
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	34	1,236
The Children's Place, Inc.* (Specialty Retail)	11	346
The Duckhorn Portfolio, Inc.* (Beverages)	42	528
The E.W. Scripps Co.* - Class A (Media)	57	562
The Ensign Group, Inc. (Health Care Providers & Services)	52	5,037
The First Bancorp, Inc. (Banks)	9	238
The First Bancshares, Inc. (Banks)	29	908
The First of Long Island Corp. (Banks)	20	279
The GEO Group, Inc.* (Commercial Services & Supplies)	114	852
The Goodyear Tire & Rubber Co.* (Automobile Components)	270	4,342
The Gorman-Rupp Co. (Machinery)	22	697
The Greenbrier Cos., Inc. (Machinery)	30	1,386
The Hackett Group, Inc. (IT Services)	24	558
The Hain Celestial Group, Inc.* (Food Products)	86	1,090
The Hingham Institution For Savings (Banks)	1	222
The Joint Corp.* (Health Care Providers & Services)	14	189
The Lovesac Co.* (Household Durables)	13	381
The Macerich Co. (Retail REITs)	207	2,639
The Manitowoc Co., Inc.* (Machinery)	33	598
The Marcus Corp. (Entertainment)	23	359
The Necessity Retail REIT, Inc. (Retail REITs)	129	916
The ODP Corp.* (Specialty Retail)	33	1,646
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	21	155
The Pennant Group, Inc.* (Health Care Providers & Services)	28	321
The RMR Group, Inc. - Class A (Real Estate Management & Development)	15	354
The Shyft Group, Inc. (Machinery)	33	476
The Simply Good Foods Co.* (Food Products)	87	3,368
The St Joe Co. (Real Estate Management & Development)	33	2,095
The Vita Coco Co., Inc.* (Beverages)	27	713
The York Water Co. (Water Utilities)	14	579
Theravance Biopharma, Inc.* (Pharmaceuticals)	59	584
Thermon Group Holdings, Inc.* (Electrical Equipment)	32	884

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	19	$64
Third Coast Bancshares, Inc.* (Banks)	12	248
Third Harmonic Bio, Inc.* (Pharmaceuticals)	19	135
Thorne HealthTech, Inc.* (Personal Care Products)	13	78
Thoughtworks Holding, Inc.* (IT Services)	89	631
ThredUp, Inc.* - Class A (Specialty Retail)	69	243
Thryv Holdings, Inc.* (Media)	30	711
Tidewater, Inc.* (Energy Equipment & Services)	46	2,903
Tile Shop Holdings, Inc.* (Specialty Retail)	28	178
Tilly's, Inc.* - Class A (Specialty Retail)	21	182
Timberland Bancorp, Inc. (Banks)	7	219
TimkenSteel Corp.* (Metals & Mining)	42	979
Tingo Group, Inc.* (Electronic Equipment, Instruments & Components)	117	165
Tiptree, Inc. (Insurance)	23	340
Titan International, Inc.* (Machinery)	50	625
Titan Machinery, Inc.* (Trading Companies & Distributors)	20	638
Tompkins Financial Corp. (Banks)	13	782
Topgolf Callaway Brands Corp.* (Leisure Products)	138	2,756
Torrid Holdings, Inc.* (Specialty Retail)	12	33
Towne Bank (Banks)	67	1,694
Townsquare Media, Inc. - Class A (Media)	11	132
TPG RE Finance Trust, Inc. (Mortgage REITs)	66	515
TPI Composites, Inc.* (Electrical Equipment)	40	238
Traeger, Inc.* (Household Durables)	34	152
Transcat, Inc.* (Trading Companies & Distributors)	7	587
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	2	70
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	30	2,795
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	26	81
Travere Therapeutics, Inc.* (Biotechnology)	70	1,203
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	43	980
Tredegar Corp. (Metals & Mining)	25	173
TreeHouse Foods, Inc.* (Food Products)	49	2,529
Trevi Therapeutics, Inc.* (Pharmaceuticals)	40	95
Tri Pointe Homes, Inc.* (Household Durables)	95	3,029
TriCo Bancshares (Banks)	30	1,121
TriMas Corp. (Containers & Packaging)	40	1,030
TriNet Group, Inc.* (Professional Services)	36	3,788
Trinity Industries, Inc. (Machinery)	78	2,045
Trinseo PLC (Chemicals)	34	599
Triton International, Ltd. (Trading Companies & Distributors)	52	4,384
Triumph Financial, Inc.* (Banks)	21	1,489
Triumph Group, Inc.* (Aerospace & Defense)	62	784
Tronox Holdings PLC (Chemicals)	112	1,488
TrueBlue, Inc.* (Professional Services)	29	434
TrueCar, Inc.* (Interactive Media & Services)	85	208
Trupanion, Inc.* (Insurance)	38	1,172
TrustCo Bank Corp. (Banks)	18	547
Trustmark Corp. (Banks)	58	1,523
TTEC Holdings, Inc. (Professional Services)	19	654
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	98	1,407
Tucows, Inc.* - Class A (IT Services)	10	309
Turning Point Brands, Inc. (Tobacco)	16	382
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	15	169
TuSimple Holdings, Inc.* - Class A (Ground Transportation)	158	370
Tutor Perini Corp.* (Construction & Engineering)	41	346
Twist Bioscience Corp.*(a) (Biotechnology)	55	1,339
Two Harbors Investment Corp. (Mortgage REITs)	93	1,247
Tyra Biosciences, Inc.* (Biotechnology)	13	193
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	12	1,395
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	72	937
Udemy, Inc.* (Diversified Consumer Services)	82	968
UFP Industries, Inc. (Building Products)	58	5,961
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	7	1,363
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	43	1,638
UMB Financial Corp. (Banks)	43	3,053
UMH Properties, Inc. (Residential REITs)	53	882
UniFirst Corp. (Commercial Services & Supplies)	14	2,272
Unisys Corp.* (IT Services)	64	348
United Bankshares, Inc. (Banks)	126	4,212
United Community Banks, Inc. (Banks)	111	3,227
United Fire Group, Inc. (Insurance)	20	481
United Homes Group, Inc.* (Household Durables)	6	68
United Insurance Holdings Corp.* (Insurance)	19	101
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	57	1,186
United States Lime & Minerals, Inc. (Construction Materials)	2	411
Uniti Group, Inc. (Specialized REITs)	229	1,278
Unitil Corp. (Multi-Utilities)	15	781
Unity Bancorp, Inc. (Banks)	7	186
Universal Corp. (Tobacco)	23	1,163
Universal Health Realty Income Trust (Health Care REITs)	12	573
Universal Insurance Holdings, Inc. (Insurance)	24	373
Universal Logistics Holdings, Inc. (Ground Transportation)	7	218
Universal Technical Institute, Inc.* (Diversified Consumer Services)	31	226
Univest Financial Corp. (Banks)	28	546
Upbound Group, Inc. (Specialty Retail)	53	1,835
Upstart Holdings, Inc.*(a) (Consumer Finance)	69	4,739
Upwork, Inc.* (Professional Services)	119	1,241
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	353	1,271
Urban Edge Properties (Retail REITs)	110	1,871
Urban One, Inc.* (Media)	12	68

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Urban One, Inc.* (Media)	8	$46
Urban Outfitters, Inc.* (Specialty Retail)	61	2,219
UroGen Pharma, Ltd.* (Biotechnology)	19	412
Urstadt Biddle Properties, Inc. - Class A (Retail REITs)	27	612
USANA Health Sciences, Inc.* (Personal Care Products)	11	714
USCB Financial Holdings, Inc.* (Banks)	10	110
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	295
Utz Brands, Inc. (Food Products)	69	1,156
V2X, Inc.* (Aerospace & Defense)	11	566
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	103	458
Valaris, Ltd.* (Energy Equipment & Services)	59	4,531
Valhi, Inc. (Chemicals)	2	31
Valley National Bancorp (Banks)	414	4,247
Value Line, Inc. (Capital Markets)	1	54
Vanda Pharmaceuticals, Inc.* (Biotechnology)	54	312
Varex Imaging Corp.* (Health Care Equipment & Supplies)	37	862
Varonis Systems, Inc.* (Software)	104	2,985
Vaxcyte, Inc.* (Biotechnology)	88	4,229
Vaxxinity, Inc.* - Class A (Biotechnology)	41	110
Vector Group, Ltd. (Tobacco)	140	1,836
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	49	1,380
Velo3D, Inc.* (Machinery)	85	195
Velocity Financial, Inc.* (Financial Services)	8	99
Ventyx Biosciences, Inc.* (Pharmaceuticals)	45	1,667
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	25	169
Vera Therapeutics, Inc.* (Biotechnology)	32	601
Veracyte, Inc.* (Biotechnology)	70	1,922
Veradigm, Inc.* (Health Care Technology)	104	1,406
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	4	22
Vericel Corp.* (Biotechnology)	46	1,652
Verint Systems, Inc.* (Software)	61	2,280
Veris Residential, Inc.* (Residential REITs)	76	1,420
Veritex Holdings, Inc. (Banks)	50	1,076
Veritiv Corp. (Trading Companies & Distributors)	13	1,822
Veritone, Inc.* (Software)	25	115
Verra Mobility Corp.* (Professional Services)	134	2,813
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	20	117
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	65	343
Verve Therapeutics, Inc.* (Biotechnology)	49	1,004
Viad Corp.* (Commercial Services & Supplies)	20	564
Viant Technology, Inc.* - Class A (Software)	14	68
Viavi Solutions, Inc.* (Communications Equipment)	215	2,337
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	67	110
Vicor Corp.* (Electrical Equipment)	21	1,938
Victory Capital Holdings, Inc. - Class A (Capital Markets)	27	895
Viemed Healthcare, Inc.* (Health Care Providers & Services)	33	279
Vigil Neuroscience, Inc.* (Biotechnology)	15	122
Viking Therapeutics, Inc.* (Biotechnology)	92	1,334
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	8	186
Vimeo, Inc.* (Interactive Media & Services)	146	602
Vir Biotechnology, Inc.* (Biotechnology)	80	1,126
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	242	1,036
Virginia National Bankshares Corp. (Banks)	5	181
Viridian Therapeutics, Inc.* (Biotechnology)	40	750
Virtus Investment Partners, Inc. (Capital Markets)	7	1,440
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	124	3,491
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	12	449
Vista Outdoor, Inc.* (Leisure Products)	54	1,636
Visteon Corp.* (Automobile Components)	27	4,160
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	16	844
Vital Farms, Inc.* (Food Products)	29	339
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	24	605
Vivid Seats, Inc.* - Class A (Entertainment)	24	200
Vizio Holding Corp.* - Class A (Household Durables)	73	544
Vor BioPharma, Inc.* (Biotechnology)	36	109
VOXX International Corp.* (Household Durables)	13	120
Voyager Therapeutics, Inc.* (Biotechnology)	30	280
VSE Corp. (Commercial Services & Supplies)	10	538
Vuzix Corp.* (Household Durables)	57	301
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	94	412
Wabash National Corp. (Machinery)	46	1,089
Waldencast PLC* - Class A (Personal Care Products)	19	105
Walker & Dunlop, Inc. (Financial Services)	31	2,820
Warby Parker, Inc.* - Class A (Specialty Retail)	81	1,210
Warrior Met Coal, Inc. (Metals & Mining)	50	2,213
Washington Federal, Inc. (Banks)	63	1,956
Washington Trust Bancorp, Inc. (Banks)	16	513
Waterstone Financial, Inc. (Financial Services)	18	251
Watts Water Technologies, Inc. - Class A (Machinery)	26	4,850
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	57	249
WD-40 Co. (Household Products)	13	2,984
Weatherford International PLC* (Energy Equipment & Services)	68	5,650
Weave Communications, Inc.* (Software)	31	372
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	16	1,061
Werner Enterprises, Inc. (Ground Transportation)	61	2,868
WesBanco, Inc. (Banks)	55	1,541
West Bancorp, Inc. (Banks)	16	321
Westamerica Bancorp (Banks)	25	1,230
Westrock Coffee Co.* (Food Products)	27	300
Weyco Group, Inc. (Distributors)	6	164
Whitestone REIT (Retail REITs)	47	485

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
WideOpenWest, Inc.* (Media)	49	$404
Willdan Group, Inc.* (Professional Services)	12	242
Willis Lease Finance Corp.* (Trading Companies & Distributors)	3	127
Winmark Corp. (Specialty Retail)	3	1,090
Winnebago Industries, Inc. (Automobile Components)	28	1,926
WisdomTree, Inc. (Capital Markets)	132	919
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	75	950
Workhorse Group, Inc.* (Automobile Components)	159	211
Workiva, Inc.* (Software)	47	4,949
World Acceptance Corp.* (Consumer Finance)	4	632
World Kinect Corp. (Oil, Gas & Consumable Fuels)	59	1,330
Worthington Industries, Inc. (Metals & Mining)	30	2,239
WSFS Financial Corp. (Banks)	59	2,581
WW International, Inc.* (Diversified Consumer Services)	52	606
X4 Pharmaceuticals, Inc.* (Biotechnology)	118	211
Xencor, Inc.* (Biotechnology)	56	1,360
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	107	1,359
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	128	334
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	110	1,758
XOMA Corp.* (Biotechnology)	7	110
Xometry, Inc.* - Class A (Trading Companies & Distributors)	33	685
XPEL, Inc.* (Automobile Components)	22	1,787
Xperi, Inc.* (Software)	41	538
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	24	507
Yelp, Inc.* (Interactive Media & Services)	65	2,928
Yext, Inc.* (Software)	103	1,001
Y-mAbs Therapeutics, Inc.* (Biotechnology)	35	213
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	47	1,255
Zeta Global Holdings Corp.* - Class A (Software)	129	1,189
Zevia PBC* - Class A (Beverages)	24	67
Zevra Therapeutics, Inc.* (Pharmaceuticals)	33	161
Ziff Davis, Inc.* (Interactive Media & Services)	45	3,263
Zimvie, Inc.* (Health Care Equipment & Supplies)	25	343
ZipRecruiter, Inc.* (Interactive Media & Services)	67	1,241
Zumiez, Inc.* (Specialty Retail)	15	283
Zuora, Inc.* - Class A (Software)	119	1,396
Zura Bio, Ltd.* (Biotechnology)	7	48
Zurn Elkay Water Solutions Corp. (Building Products)	142	4,322
Zymeworks, Inc.* (Biotechnology)	51	380
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	19	185
TOTAL COMMON STOCKS (Cost $1,556,394)		2,428,880

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $–)		—

Repurchase Agreements(b)(c) (14.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $846,274	$846,000	$846,000
TOTAL REPURCHASE AGREEMENTS (Cost $846,000)		846,000

Collateral for Securities Loaned(d) (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.25%(e)	43,311	$43,311
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $43,311)		43,311
TOTAL INVESTMENT SECURITIES (Cost $2,445,705) - 58.0%		3,318,191
Net other assets (liabilities) - 42.0%		2,400,504
NET ASSETS - 100.0%		$5,718,695

§	Amount is less than $0.50.
†	Number of shares is less than 0.50.
*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2023, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $43,241.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $105,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trusts

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	9/18/23	$201,360	$6,366

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/28/23	5.73%	$2,762,385	$7,649
Russell 2000 Index	UBS AG	8/28/23	5.33%	326,518	7,704
				$3,088,903	$15,353

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Small-Cap ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$20,526	0.4%
Air Freight & Logistics	7,213	0.1%
Automobile Components	40,624	0.7%
Automobiles	134	NM
Banks	211,980	3.7%
Beverages	9,527	0.2%
Biotechnology	170,846	3.0%
Broadline Retail	1,513	NM
Building Products	43,086	0.8%
Capital Markets	34,790	0.6%
Chemicals	47,844	0.8%
Commercial Services & Supplies	36,308	0.6%
Communications Equipment	17,705	0.3%
Construction & Engineering	35,641	0.6%
Construction Materials	6,702	0.1%
Consumer Finance	22,224	0.4%
Consumer Staples Distribution & Retail	13,170	0.2%
Containers & Packaging	7,905	0.1%
Distributors	433	NM
Diversified Consumer Services	25,203	0.4%
Diversified REITs	14,024	0.2%
Diversified Telecommunication Services	10,854	0.2%
Electric Utilities	17,571	0.3%
Electrical Equipment	39,577	0.7%
Electronic Equipment, Instruments & Components	66,146	1.2%
Energy Equipment & Services	64,384	1.1%
Entertainment	9,624	0.2%
Financial Services	52,797	0.9%
Food Products	27,628	0.5%
Gas Utilities	23,427	0.4%
Ground Transportation	11,839	0.2%
Health Care Equipment & Supplies	82,155	1.4%
Health Care Providers & Services	64,969	1.1%
Health Care REITs	14,227	0.3%
Health Care Technology	14,655	0.3%
Hotel & Resort REITs	19,801	0.3%
Hotels, Restaurants & Leisure	56,555	1.0%
Household Durables	52,056	0.9%
Household Products	7,577	0.1%
Independent Power and Renewable Electricity Producers	6,835	0.1%
Industrial Conglomerates	513	NM
Industrial REITs	10,501	0.2%
Insurance	41,488	0.7%
Interactive Media & Services	18,311	0.3%
IT Services	12,336	0.2%
Leisure Products	10,776	0.2%
Life Sciences Tools & Services	10,089	0.2%
Machinery	88,542	1.5%
Marine Transportation	6,775	0.1%
Media	18,364	0.3%
Metals & Mining	45,421	0.8%
Mortgage REITs	29,665	0.5%
Multi-Utilities	10,699	0.2%
Office REITs	17,751	0.3%
Oil, Gas & Consumable Fuels	113,092	2.0%
Paper & Forest Products	2,376	NM
Passenger Airlines	12,575	0.2%
Personal Care Products	20,561	0.4%
Pharmaceuticals	48,680	0.9%
Professional Services	56,752	1.0%
Real Estate Management & Development	20,115	0.4%
Residential REITs	10,687	0.2%
Retail REITs	29,608	0.5%
Semiconductors & Semiconductor Equipment	77,238	1.4%
Software	133,642	2.3%
Specialized REITs	11,523	0.2%
Specialty Retail	61,431	1.1%
Technology Hardware, Storage & Peripherals	22,003	0.4%
Textiles, Apparel & Luxury Goods	10,722	0.2%
Tobacco	3,409	0.1%
Trading Companies & Distributors	49,028	0.9%
Water Utilities	11,279	0.2%
Wireless Telecommunication Services	2,853	0.1%
Other **	3,289,815	57.6%
Total	$5,718,695	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trusts

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (76.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,291	$143,947
A.O. Smith Corp. (Building Products)	293	21,281
Abbott Laboratories (Health Care Equipment & Supplies)	4,072	453,337
AbbVie, Inc. (Biotechnology)	4,131	617,916
Accenture PLC - Class A (IT Services)	1,478	467,565
Activision Blizzard, Inc.* (Entertainment)	1,675	155,373
Adobe, Inc.* (Software)	1,074	586,587
Advance Auto Parts, Inc. (Specialty Retail)	138	10,266
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,771	431,402
Aflac, Inc. (Insurance)	1,288	93,174
Agilent Technologies, Inc. (Life Sciences Tools & Services)	692	84,265
Air Products and Chemicals, Inc. (Chemicals)	521	159,077
Akamai Technologies, Inc.* (IT Services)	356	33,642
Alaska Air Group, Inc.* (Passenger Airlines)	300	14,589
Albemarle Corp. (Chemicals)	275	58,377
Alexandria Real Estate Equities, Inc. (Office REITs)	368	46,250
Align Technology, Inc.* (Health Care Equipment & Supplies)	168	63,486
Allegion PLC (Building Products)	206	24,073
Alliant Energy Corp. (Electric Utilities)	589	31,653
Alphabet, Inc.* - Class A (Interactive Media & Services)	13,913	1,846,533
Alphabet, Inc.* - Class C (Interactive Media & Services)	11,967	1,592,927
Altria Group, Inc. (Tobacco)	4,179	189,810
Amazon.com, Inc.* (Broadline Retail)	20,904	2,794,446
Amcor PLC (Containers & Packaging)	3,447	35,366
Ameren Corp. (Multi-Utilities)	615	52,687
American Airlines Group, Inc.* (Passenger Airlines)	1,529	25,611
American Electric Power Co., Inc. (Electric Utilities)	1,206	102,196
American Express Co. (Consumer Finance)	1,392	235,081
American International Group, Inc. (Insurance)	1,695	102,175
American Tower Corp. (Specialized REITs)	1,092	207,819
American Water Works Co., Inc. (Water Utilities)	455	67,081
Ameriprise Financial, Inc. (Capital Markets)	243	84,673
AmerisourceBergen Corp. (Health Care Providers & Services)	381	71,209
AMETEK, Inc. (Electrical Equipment)	539	85,485
Amgen, Inc. (Biotechnology)	1,251	292,922
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,394	123,105
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,186	236,643
ANSYS, Inc.* (Software)	204	69,788
Aon PLC - Class A (Insurance)	477	151,925
APA Corp. (Oil, Gas & Consumable Fuels)	723	29,274
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,622	6,801,494
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,979	299,997
Aptiv PLC* (Automobile Components)	633	69,307
Arch Capital Group, Ltd.* (Insurance)	872	67,746
Archer-Daniels-Midland Co. (Food Products)	1,276	108,409
Arista Networks, Inc.* (Communications Equipment)	584	90,573
Arthur J. Gallagher & Co. (Insurance)	501	107,615
Assurant, Inc. (Insurance)	125	16,814
AT&T, Inc. (Diversified Telecommunication Services)	16,742	243,094
Atmos Energy Corp. (Gas Utilities)	338	41,138
Autodesk, Inc.* (Software)	501	106,207
Automatic Data Processing, Inc. (Professional Services)	968	239,347
AutoZone, Inc.* (Specialty Retail)	43	106,714
AvalonBay Communities, Inc. (Residential REITs)	331	62,443
Avery Dennison Corp. (Containers & Packaging)	188	34,594
Axon Enterprise, Inc.* (Aerospace & Defense)	164	30,493
Baker Hughes Co. (Energy Equipment & Services)	2,371	84,858
Ball Corp. (Containers & Packaging)	738	43,312
Bank of America Corp. (Banks)	16,236	519,552
Bath & Body Works, Inc. (Specialty Retail)	537	19,901
Baxter International, Inc. (Health Care Equipment & Supplies)	1,186	53,643
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	665	185,282
Berkshire Hathaway, Inc.* - Class B (Financial Services)	4,176	1,469,784
Best Buy Co., Inc. (Specialty Retail)	455	37,788
Biogen, Inc.* (Biotechnology)	339	91,594
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	50	20,268
Bio-Techne Corp. (Life Sciences Tools & Services)	368	30,691
BlackRock, Inc. (Capital Markets)	350	258,598
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	87	258,460
BorgWarner, Inc. (Automobile Components)	549	25,529
Boston Properties, Inc. (Office REITs)	335	22,321
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,367	174,579
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,921	306,037
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	976	877,081
Broadridge Financial Solutions, Inc. (Professional Services)	277	46,514
Brown & Brown, Inc. (Insurance)	551	38,818
Brown-Forman Corp. - Class B (Beverages)	429	30,287
Bunge, Ltd. (Food Products)	352	38,252
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	274	27,449
Cadence Design Systems, Inc.* (Software)	638	149,298
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	505	29,805
Camden Property Trust (Residential REITs)	250	27,273

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Campbell Soup Co. (Food Products)	471	$21,581
Capital One Financial Corp. (Consumer Finance)	894	104,616
Cardinal Health, Inc. (Health Care Providers & Services)	596	54,516
CarMax, Inc.* (Specialty Retail)	369	30,483
Carnival Corp.* (Hotels, Restaurants & Leisure)	2,353	44,331
Carrier Global Corp. (Building Products)	1,955	116,420
Catalent, Inc.* (Pharmaceuticals)	422	20,475
Caterpillar, Inc. (Machinery)	1,206	319,795
Cboe Global Markets, Inc. (Capital Markets)	248	34,641
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	727	60,566
CDW Corp. (Electronic Equipment, Instruments & Components)	315	58,927
Celanese Corp. (Chemicals)	234	29,341
Centene Corp.* (Health Care Providers & Services)	1,286	87,564
CenterPoint Energy, Inc. (Multi-Utilities)	1,478	44,473
Ceridian HCM Holding, Inc.* (Professional Services)	364	25,775
CF Industries Holdings, Inc. (Chemicals)	455	37,346
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	120	25,145
Charter Communications, Inc.* - Class A (Media)	242	98,056
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,081	667,896
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	64	125,586
Chubb, Ltd. (Insurance)	971	198,481
Church & Dwight Co., Inc. (Household Products)	572	54,723
Cincinnati Financial Corp. (Insurance)	367	39,482
Cintas Corp. (Commercial Services & Supplies)	204	102,416
Cisco Systems, Inc. (Communications Equipment)	9,591	499,115
Citigroup, Inc. (Banks)	4,559	217,282
Citizens Financial Group, Inc. (Banks)	1,134	36,583
CME Group, Inc. (Capital Markets)	842	167,524
CMS Energy Corp. (Multi-Utilities)	684	41,772
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,188	78,444
Colgate-Palmolive Co. (Household Products)	1,943	148,173
Comcast Corp. - Class A (Media)	9,742	440,923
Comerica, Inc. (Banks)	308	16,620
Conagra Brands, Inc. (Food Products)	1,117	36,649
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,834	333,618
Consolidated Edison, Inc. (Multi-Utilities)	812	77,026
Constellation Brands, Inc. - Class A (Beverages)	378	103,118
Constellation Energy Corp. (Electric Utilities)	760	73,454
Copart, Inc.* (Commercial Services & Supplies)	1,005	88,832
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,793	60,854
Corteva, Inc. (Chemicals)	1,666	94,012
CoStar Group, Inc.* (Professional Services)	957	80,359
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,038	581,976
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,776	48,911
Crown Castle, Inc. (Specialized REITs)	1,016	110,023
CSX Corp. (Ground Transportation)	4,761	158,637
Cummins, Inc. (Machinery)	330	86,064
CVS Health Corp. (Health Care Providers & Services)	3,003	224,294
D.R. Horton, Inc. (Household Durables)	726	92,217
Danaher Corp. (Life Sciences Tools & Services)	1,555	396,618
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	283	47,804
DaVita, Inc.* (Health Care Providers & Services)	129	13,157
Deere & Co. (Machinery)	632	271,507
Delta Air Lines, Inc. (Passenger Airlines)	1,506	69,668
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	498	20,677
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,504	81,216
Dexcom, Inc.* (Health Care Equipment & Supplies)	906	112,851
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	423	62,316
Digital Realty Trust, Inc. (Specialized REITs)	682	84,991
Discover Financial Services (Consumer Finance)	595	62,802
Dollar General Corp. (Consumer Staples Distribution & Retail)	512	86,456
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	488	75,313
Dominion Energy, Inc. (Multi-Utilities)	1,958	104,851
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	83	32,929
Dover Corp. (Machinery)	328	47,878
Dow, Inc. (Chemicals)	1,655	93,458
DTE Energy Co. (Multi-Utilities)	483	55,207
Duke Energy Corp. (Electric Utilities)	1,806	169,078
DuPont de Nemours, Inc. (Chemicals)	1,075	83,452
DXC Technology Co.* (IT Services)	535	14,793
Eastman Chemical Co. (Chemicals)	278	23,791
Eaton Corp. PLC (Electrical Equipment)	935	191,973
eBay, Inc. (Broadline Retail)	1,253	55,771
Ecolab, Inc. (Chemicals)	580	106,221
Edison International (Electric Utilities)	897	64,548
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,420	116,539
Electronic Arts, Inc. (Entertainment)	610	83,174
Elevance Health, Inc. (Health Care Providers & Services)	556	262,226
Eli Lilly & Co. (Pharmaceuticals)	1,845	838,645
Emerson Electric Co. (Electrical Equipment)	1,339	122,318
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	320	48,586
Entergy Corp. (Electric Utilities)	494	50,734
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,370	181,566

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares		Value
EPAM Systems, Inc.* (IT Services)	135		$31,969
EQT Corp. (Oil, Gas & Consumable Fuels)	847		35,726
Equifax, Inc. (Professional Services)	286		58,367
Equinix, Inc. (Specialized REITs)	220		178,182
Equity Residential (Residential REITs)	798		52,620
Essex Property Trust, Inc. (Residential REITs)	151		36,776
Etsy, Inc.* (Broadline Retail)	290		29,479
Everest Group, Ltd. (Insurance)	100		36,051
Evergy, Inc. (Electric Utilities)	538		32,264
Eversource Energy (Electric Utilities)	816		59,021
Exelon Corp. (Electric Utilities)	2,330		97,534
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	334		40,925
Expeditors International of Washington, Inc. (Air Freight & Logistics)	358		45,573
Extra Space Storage, Inc. (Specialized REITs)	497		69,366
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,467		1,015,242
F5, Inc.* (Communications Equipment)	141		22,312
FactSet Research Systems, Inc. (Capital Markets)	90		39,154
Fair Isaac Corp.* (Software)	59		49,440
Fastenal Co. (Trading Companies & Distributors)	1,337		78,362
Federal Realty Investment Trust (Diversified REITs)	171		17,360
FedEx Corp. (Air Freight & Logistics)	542		146,313
Fidelity National Information Services, Inc. (Financial Services)	1,387		83,747
Fifth Third Bancorp (Banks)	1,597		46,473
First Horizon Corp. (Banks)	–	†	4
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	232		48,117
FirstEnergy Corp. (Electric Utilities)	1,275		50,222
Fiserv, Inc.* (Financial Services)	1,446		182,500
FleetCor Technologies, Inc.* (Financial Services)	172		42,813
FMC Corp. (Chemicals)	294		28,292
Ford Motor Co. (Automobile Components)	9,202		121,558
Fortinet, Inc.* (Software)	1,527		118,678
Fortive Corp. (Machinery)	829		64,952
Fox Corp. - Class A (Media)	632		21,140
Fox Corp. - Class B (Media)	321		10,083
Franklin Resources, Inc. (Capital Markets)	670		19,591
Freeport-McMoRan, Inc. (Metals & Mining)	3,357		149,890
Garmin, Ltd. (Household Durables)	359		38,015
Gartner, Inc.* (IT Services)	186		65,768
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	915		71,370
Gen Digital, Inc. (Software)	1,331		25,888
Generac Holdings, Inc.* (Electrical Equipment)	145		22,287
General Dynamics Corp. (Aerospace & Defense)	527		117,827
General Electric Co. (Industrial Conglomerates)	2,549		291,198
General Mills, Inc. (Food Products)	1,376		102,842
General Motors Co. (Automobile Components)	3,256		124,933
Genuine Parts Co. (Distributors)	329		51,232
Gilead Sciences, Inc. (Biotechnology)	2,920		222,329
Global Payments, Inc. (Financial Services)	614		67,694
Globe Life, Inc. (Insurance)	208		23,331
Halliburton Co. (Energy Equipment & Services)	2,114		82,615
Hasbro, Inc. (Leisure Products)	306		19,755
HCA Healthcare, Inc. (Health Care Providers & Services)	484		132,040
Healthpeak Properties, Inc. (Health Care REITs)	1,282		27,986
Henry Schein, Inc.* (Health Care Providers & Services)	307		24,189
Hess Corp. (Oil, Gas & Consumable Fuels)	647		98,169
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	3,035		52,748
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	620		96,404
Hologic, Inc.* (Health Care Equipment & Supplies)	576		45,746
Honeywell International, Inc. (Industrial Conglomerates)	1,558		302,454
Hormel Foods Corp. (Food Products)	679		27,758
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,667		30,673
Howmet Aerospace, Inc. (Aerospace & Defense)	862		44,083
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,030		66,645
Humana, Inc. (Health Care Providers & Services)	294		134,308
Huntington Bancshares, Inc. (Banks)	3,381		41,383
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	93		21,359
IDEX Corp. (Machinery)	177		39,968
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	194		107,618
Illinois Tool Works, Inc. (Machinery)	648		170,631
Illumina, Inc.* (Life Sciences Tools & Services)	369		70,903
Incyte Corp.* (Biotechnology)	434		27,654
Ingersoll Rand, Inc. (Machinery)	948		61,876
Insulet Corp.* (Health Care Equipment & Supplies)	163		45,110
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,769		349,437
Intercontinental Exchange, Inc. (Capital Markets)	1,312		150,618
International Business Machines Corp. (IT Services)	2,127		306,671
International Flavors & Fragrances, Inc. (Chemicals)	597		50,512
International Paper Co. (Containers & Packaging)	813		29,317
Intuit, Inc. (Software)	658		336,699
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	820		266,008
Invesco, Ltd. (Capital Markets)	1,074		18,043
Invitation Homes, Inc. (Residential REITs)	1,362		48,351
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	436		97,559
Iron Mountain, Inc. (Specialized REITs)	684		41,998

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
J.B. Hunt Transport Services, Inc. (Ground Transportation)	194	$39,564
Jack Henry & Associates, Inc. (Professional Services)	170	28,487
Jacobs Solutions, Inc. (Professional Services)	297	37,247
Johnson & Johnson (Pharmaceuticals)	6,084	1,019,253
Johnson Controls International PLC (Building Products)	1,605	111,628
JPMorgan Chase & Co. (Banks)	6,843	1,080,919
Juniper Networks, Inc. (Communications Equipment)	754	20,961
Kellogg Co. (Food Products)	602	40,268
Keurig Dr Pepper, Inc. (Beverages)	1,974	67,136
KeyCorp (Banks)	2,191	26,971
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	418	67,331
Kimberly-Clark Corp. (Household Products)	790	101,989
Kimco Realty Corp. (Retail REITs)	1,454	29,458
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,618	81,785
KLA Corp. (Semiconductors & Semiconductor Equipment)	321	164,978
L3Harris Technologies, Inc. (Aerospace & Defense)	442	83,755
Laboratory Corp. of America Holdings (Health Care Providers & Services)	207	44,284
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	314	225,606
Lamb Weston Holding, Inc. (Food Products)	342	35,441
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	769	45,994
Leidos Holdings, Inc. (Professional Services)	322	30,117
Lennar Corp. - Class A (Household Durables)	595	75,464
Lincoln National Corp. (Insurance)	363	10,179
Linde PLC (Chemicals)	1,147	448,099
Live Nation Entertainment, Inc.* (Entertainment)	337	29,572
LKQ Corp. (Distributors)	595	32,600
Lockheed Martin Corp. (Aerospace & Defense)	527	235,237
Loews Corp. (Insurance)	443	27,754
Lowe's Cos., Inc. (Specialty Retail)	1,396	327,041
LyondellBasell Industries N.V. - Class A (Chemicals)	593	58,624
M&T Bank Corp. (Banks)	388	54,266
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,448	38,039
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	993	132,089
MarketAxess Holdings, Inc. (Capital Markets)	88	23,691
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	606	122,198
Marsh & McLennan Cos., Inc. (Insurance)	1,157	218,001
Martin Marietta Materials, Inc. (Construction Materials)	144	64,290
Masco Corp. (Building Products)	528	32,039
Mastercard, Inc. - Class A (Financial Services)	1,958	772,000
Match Group, Inc.* (Interactive Media & Services)	652	30,325
McCormick & Co., Inc. (Food Products)	588	52,614
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,710	501,371
McKesson Corp. (Health Care Providers & Services)	316	127,158
Medtronic PLC (Health Care Equipment & Supplies)	3,115	273,372
Merck & Co., Inc. (Pharmaceuticals)	5,941	633,608
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	5,180	1,650,348
MetLife, Inc. (Insurance)	1,507	94,896
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	52	65,388
MGM Resorts International (Hotels, Restaurants & Leisure)	707	35,894
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,284	120,619
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,563	182,973
Microsoft Corp. (Software)	17,412	5,849,038
Mid-America Apartment Communities, Inc. (Residential REITs)	274	41,007
Moderna, Inc.* (Biotechnology)	767	90,245
Mohawk Industries, Inc.* (Household Durables)	124	13,186
Molina Healthcare, Inc.* (Health Care Providers & Services)	136	41,411
Molson Coors Beverage Co. - Class B (Beverages)	439	30,629
Mondelez International, Inc. - Class A (Food Products)	3,188	236,327
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	105	58,746
Monster Beverage Corp.* (Beverages)	1,789	102,850
Moody's Corp. (Capital Markets)	368	129,812
Morgan Stanley (Capital Markets)	3,050	279,257
Motorola Solutions, Inc. (Communications Equipment)	393	112,646
MSCI, Inc. (Capital Markets)	187	102,491
Nasdaq, Inc. (Capital Markets)	793	40,039
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	501	39,083
Netflix, Inc.* (Entertainment)	1,042	457,407
Newell Brands, Inc. (Household Durables)	884	9,865
Newmont Corp. (Metals & Mining)	1,861	79,874
News Corp. - Class A (Media)	893	17,699
News Corp. - Class B (Media)	277	5,570
NextEra Energy, Inc. (Electric Utilities)	4,739	347,368
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,885	318,475
NiSource, Inc. (Multi-Utilities)	969	26,977
Nordson Corp. (Machinery)	126	31,703
Norfolk Southern Corp. (Ground Transportation)	534	124,737
Northern Trust Corp. (Capital Markets)	489	39,179
Northrop Grumman Corp. (Aerospace & Defense)	334	148,630
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	993	21,916

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares		Value
NRG Energy, Inc. (Electric Utilities)	541		$20,553
Nucor Corp. (Metals & Mining)	588		101,189
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,792		2,706,543
NVR, Inc.* (Household Durables)	7		44,145
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	609		135,795
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,683		106,248
Old Dominion Freight Line, Inc. (Ground Transportation)	211		88,512
Omnicom Group, Inc. (Media)	468		39,602
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,011		108,935
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,048		70,258
Oracle Corp. (Software)	3,603		422,380
O'Reilly Automotive, Inc.* (Specialty Retail)	142		131,462
Organon & Co. (Pharmaceuticals)	598		13,144
Otis Worldwide Corp. (Machinery)	968		88,049
PACCAR, Inc. (Machinery)	1,224		105,423
Packaging Corp. of America (Containers & Packaging)	211		32,357
Palo Alto Networks, Inc.*(a) (Software)	708		176,972
Paramount Global(a) - Class B (Media)	1,188		19,044
Parker-Hannifin Corp. (Machinery)	301		123,413
Paychex, Inc. (Professional Services)	751		94,228
Paycom Software, Inc. (Professional Services)	115		42,407
PayPal Holdings, Inc.* (Financial Services)	2,613		198,118
Pentair PLC (Machinery)	386		26,827
PepsiCo, Inc. (Beverages)	3,226		604,746
Pfizer, Inc. (Pharmaceuticals)	13,221		476,749
PG&E Corp.* (Electric Utilities)	3,786		66,671
Philip Morris International, Inc. (Tobacco)	3,636		362,582
Phillips 66 (Oil, Gas & Consumable Fuels)	1,075		119,916
Phinia, Inc.* (Automobile Components)	–	†	6
Pinnacle West Capital Corp. (Electric Utilities)	265		21,947
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	546		123,216
Pool Corp. (Distributors)	91		35,011
PPG Industries, Inc. (Chemicals)	551		79,289
PPL Corp. (Electric Utilities)	1,727		47,544
Principal Financial Group, Inc. (Insurance)	528		42,171
Prologis, Inc. (Industrial REITs)	2,163		269,834
Prudential Financial, Inc. (Insurance)	855		82,499
PTC, Inc.* (Software)	250		36,453
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,169		73,787
Public Storage (Specialized REITs)	369		103,966
PulteGroup, Inc. (Household Durables)	523		44,136
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	233		25,635
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,609		344,832
Quanta Services, Inc. (Construction & Engineering)	341		68,752
Quest Diagnostics, Inc. (Health Care Providers & Services)	262		35,425
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	97		12,739
Raymond James Financial, Inc. (Capital Markets)	447		49,201
Realty Income Corp. (Retail REITs)	1,577		96,149
Regency Centers Corp. (Retail REITs)	360		23,591
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	252		186,961
Regions Financial Corp. (Banks)	2,199		44,794
Republic Services, Inc. (Commercial Services & Supplies)	482		72,835
ResMed, Inc. (Health Care Equipment & Supplies)	344		76,488
Revvity, Inc. (Life Sciences Tools & Services)	295		36,270
Robert Half, Inc. (Professional Services)	253		18,760
Rockwell Automation, Inc. (Electrical Equipment)	268		90,126
Rollins, Inc. (Commercial Services & Supplies)	544		22,212
Roper Technologies, Inc. (Software)	250		123,263
Ross Stores, Inc. (Specialty Retail)	801		91,827
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	516		56,301
RTX Corp. (Aerospace & Defense)	3,420		300,721
S&P Global, Inc. (Capital Markets)	768		302,983
Salesforce, Inc.* (Software)	2,293		515,948
SBA Communications Corp. (Specialized REITs)	254		55,613
Schlumberger N.V. (Energy Equipment & Services)	3,338		194,739
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	451		28,639
Sealed Air Corp. (Containers & Packaging)	338		15,420
Sempra (Multi-Utilities)	737		109,828
ServiceNow, Inc.* (Software)	476		277,508
Simon Property Group, Inc. (Retail REITs)	766		95,444
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	372		42,546
Snap-on, Inc. (Machinery)	124		33,783
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	133		32,114
Southwest Airlines Co. (Passenger Airlines)	1,394		47,619
Stanley Black & Decker, Inc. (Machinery)	359		35,638
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,685		272,715
State Street Corp. (Capital Markets)	782		56,648
Steel Dynamics, Inc. (Metals & Mining)	376		40,074
STERIS PLC (Health Care Equipment & Supplies)	232		52,328
Stryker Corp. (Health Care Equipment & Supplies)	791		224,177
Synchrony Financial (Consumer Finance)	1,005		34,713
Synopsys, Inc.* (Software)	356		160,841
Sysco Corp. (Consumer Staples Distribution & Retail)	1,187		90,580
T. Rowe Price Group, Inc. (Capital Markets)	526		64,835
Take-Two Interactive Software, Inc.* (Entertainment)	370		56,588

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	544	$23,474
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	528	43,291
Target Corp. (Consumer Staples Distribution & Retail)	1,081	147,524
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	739	106,039
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	109	41,914
Teleflex, Inc. (Health Care Equipment & Supplies)	109	27,378
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	364	41,110
Tesla, Inc.* (Automobile Components)	6,308	1,686,948
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,126	382,680
Textron, Inc. (Aerospace & Defense)	473	36,785
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,568	33,916
The Allstate Corp. (Insurance)	616	69,411
The Bank of New York Mellon Corp. (Capital Markets)	1,682	76,296
The Boeing Co.* (Aerospace & Defense)	1,324	316,236
The Charles Schwab Corp. (Capital Markets)	3,479	229,962
The Cigna Group (Health Care Providers & Services)	694	204,799
The Clorox Co. (Household Products)	290	43,929
The Coca-Cola Co. (Beverages)	9,116	564,554
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	117	45,777
The Estee Lauder Cos., Inc. (Personal Care Products)	543	97,740
The Goldman Sachs Group, Inc. (Capital Markets)	779	277,223
The Hartford Financial Services Group, Inc. (Insurance)	726	52,185
The Hershey Co. (Food Products)	346	80,033
The Home Depot, Inc. (Specialty Retail)	2,370	791,201
The Interpublic Group of Cos., Inc. (Media)	904	30,944
The JM Smucker Co. (Food Products)	250	37,663
The Kraft Heinz Co. (Food Products)	1,868	67,584
The Kroger Co. (Consumer Staples Distribution & Retail)	1,530	74,419
The Mosaic Co. (Chemicals)	777	31,671
The PNC Financial Services Group, Inc. (Banks)	936	128,129
The Procter & Gamble Co. (Household Products)	5,519	862,620
The Progressive Corp. (Insurance)	1,371	172,719
The Sherwin-Williams Co. (Chemicals)	549	151,799
The Southern Co. (Electric Utilities)	2,555	184,829
The TJX Cos., Inc. (Specialty Retail)	2,697	233,371
The Travelers Cos., Inc. (Insurance)	540	93,209
The Walt Disney Co.* (Entertainment)	4,278	380,271
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,853	98,286
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	903	495,440
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,349	185,852
Tractor Supply Co. (Specialty Retail)	258	57,789
Trane Technologies PLC (Building Products)	535	106,700
TransDigm Group, Inc. (Aerospace & Defense)	123	110,666
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	581	31,258
Truist Financial Corp. (Banks)	3,119	103,613
Tyler Technologies, Inc.* (Software)	98	38,870
Tyson Foods, Inc. - Class A (Food Products)	670	37,332
U.S. Bancorp (Banks)	3,267	129,635
UDR, Inc. (Residential REITs)	724	29,597
Ulta Beauty, Inc.* (Specialty Retail)	117	52,042
Union Pacific Corp. (Ground Transportation)	1,428	331,325
United Airlines Holdings, Inc.* (Passenger Airlines)	769	41,764
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,697	317,560
United Rentals, Inc. (Trading Companies & Distributors)	161	74,813
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,180	1,103,886
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	146	20,288
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	848	109,316
Ventas, Inc. (Health Care REITs)	938	45,512
VeriSign, Inc.* (IT Services)	212	44,721
Verisk Analytics, Inc. (Professional Services)	339	77,611
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,845	335,517
Vertex Pharmaceuticals, Inc.* (Biotechnology)	603	212,461
VF Corp. (Textiles, Apparel & Luxury Goods)	775	15,353
Viatris, Inc. (Pharmaceuticals)	2,809	29,579
VICI Properties, Inc. (Specialized REITs)	2,352	74,041
Visa, Inc. - Class A (Financial Services)	3,790	900,996
Vulcan Materials Co. (Construction Materials)	312	68,796
W.R. Berkley Corp. (Insurance)	470	28,994
W.W. Grainger, Inc. (Trading Companies & Distributors)	104	76,803
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,677	50,260
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,285	525,140
Warner Bros. Discovery, Inc.* (Entertainment)	5,192	67,859
Waste Management, Inc. (Commercial Services & Supplies)	867	142,006
Waters Corp.* (Life Sciences Tools & Services)	137	37,841
WEC Energy Group, Inc. (Multi-Utilities)	739	66,407
Wells Fargo & Co. (Banks)	8,787	405,608
Welltower, Inc. (Health Care REITs)	1,164	95,622
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	173	63,671
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	749	31,877
Westinghouse Air Brake Technologies Corp. (Machinery)	420	49,745

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Westrock Co. (Containers & Packaging)	599	$19,941
Weyerhaeuser Co. (Specialized REITs)	1,715	58,413
Whirlpool Corp. (Household Durables)	128	18,465
Willis Towers Watson PLC (Insurance)	249	52,621
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	242	26,373
Xcel Energy, Inc. (Electric Utilities)	1,289	80,859
Xylem, Inc. (Machinery)	561	63,253
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	656	90,312
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	120	36,955
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	489	67,555
Zions Bancorp NA (Banks)	348	13,311
Zoetis, Inc. (Pharmaceuticals)	1,081	203,325
TOTAL COMMON STOCKS (Cost $35,738,032)		89,747,188

Repurchase Agreements(b)(c)  (21.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $25,285,200	$25,277,000	$25,277,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,277,000)		25,277,000

Collateral for Securities Loaned(d)  (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 5.25%(e)	170,906	$170,906
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $170,906)		170,906
TOTAL INVESTMENT SECURITIES (Cost $61,185,938) - 97.6%		115,195,094
Net other assets (liabilities) - 2.4%		2,871,436
NET ASSETS - 100.0%		$118,066,530

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of July 31, 2023. The total value of securities on loan as of July 31, 2023 was $169,028.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $16,398,000.
(d)	Securities were purchased with cash collateral held from securities on loan at July 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2023.
REIT	Real Estate Investment Trusts

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	35	9/18/23	$8,075,375	$455,653

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/28/23	5.93%	$55,590,661	$576,381
SPDR S&P 500 ETF	Goldman Sachs International	8/28/23	5.84%	23,393,618	255,819
				$78,984,279	$832,200

S&P 500	UBS AG	8/28/23	5.83%	$50,823,191	$544,704
SPDR S&P 500 ETF	UBS AG	8/28/23	5.43%	7,939,204	87,172
				$58,762,395	$631,876
				$137,746,674	$1,464,076

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2023

UltraBull ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$1,445,792	1.2%
Air Freight & Logistics	536,895	0.5%
Automobile Components	2,028,281	1.7%
Banks	2,865,143	2.4%
Beverages	1,503,320	1.3%
Biotechnology	1,742,082	1.5%
Broadline Retail	2,879,696	2.4%
Building Products	412,141	0.3%
Capital Markets	2,444,459	2.1%
Chemicals	1,533,361	1.3%
Commercial Services & Supplies	428,301	0.4%
Communications Equipment	745,607	0.6%
Construction & Engineering	68,752	0.1%
Construction Materials	133,086	0.1%
Consumer Finance	437,212	0.4%
Consumer Staples Distribution & Retail	1,631,668	1.4%
Containers & Packaging	210,307	0.2%
Distributors	118,843	0.1%
Diversified REITs	17,360	NM
Diversified Telecommunication Services	578,611	0.5%
Electric Utilities	1,500,476	1.3%
Electrical Equipment	512,190	0.4%
Electronic Equipment, Instruments & Components	526,383	0.4%
Energy Equipment & Services	362,212	0.3%
Entertainment	1,230,244	1.0%
Financial Services	3,717,652	3.1%
Food Products	922,753	0.8%
Gas Utilities	41,138	NM
Ground Transportation	742,775	0.6%
Health Care Equipment & Supplies	2,483,321	2.1%
Health Care Providers & Services	2,580,754	2.2%
Health Care REITs	169,120	0.1%
Hotel & Resort REITs	30,673	NM
Hotels, Restaurants & Leisure	1,849,318	1.6%
Household Durables	335,493	0.3%
Household Products	1,211,434	1.0%
Independent Power and Renewable Electricity Producers	33,916	NM
Industrial Conglomerates	737,599	0.6%
Industrial REITs	269,834	0.2%
Insurance	1,820,251	1.5%
Interactive Media & Services	5,120,133	4.3%
IT Services	1,043,573	0.9%
Leisure Products	19,755	NM
Life Sciences Tools & Services	1,424,059	1.2%
Machinery	1,620,506	1.4%
Media	683,061	0.6%
Metals & Mining	371,027	0.3%
Multi-Utilities	653,015	0.6%
Office REITs	68,571	0.1%
Oil, Gas & Consumable Fuels	3,476,378	2.9%
Passenger Airlines	199,251	0.2%
Personal Care Products	97,740	0.1%
Pharmaceuticals	3,540,815	3.0%
Professional Services	779,219	0.7%
Real Estate Management & Development	60,566	0.1%
Residential REITs	298,067	0.3%
Retail REITs	244,642	0.2%
Semiconductors & Semiconductor Equipment	6,864,375	5.8%
Software	9,043,857	7.7%
Specialized REITs	984,411	0.8%
Specialty Retail	1,889,885	1.6%
Technology Hardware, Storage & Peripherals	7,020,485	5.9%
Textiles, Apparel & Luxury Goods	370,041	0.3%
Tobacco	552,392	0.5%
Trading Companies & Distributors	229,978	0.2%
Water Utilities	67,081	0.1%
Wireless Telecommunication Services	185,852	0.2%
Other **	28,319,342	24.0%
Total	$118,066,530	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trusts

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks (62.9%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	327	$2,838
1st Source Corp. (Banks)	209	9,802
23andMe Holding Co.* - Class A (Health Care Providers & Services)	3,259	6,257
2seventy bio, Inc.* (Biotechnology)	630	4,782
2U, Inc.* (Diversified Consumer Services)	993	4,747
374Water, Inc.* (Machinery)	743	1,479
3D Systems Corp.* (Machinery)	1,600	13,936
4D Molecular Therapeutics, Inc.* (Biotechnology)	396	7,247
5E Advanced Materials, Inc.* (Metals & Mining)	494	1,734
89bio, Inc.* (Biotechnology)	775	12,276
8x8, Inc.* (Software)	1,419	6,726
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	274	1,907
A10 Networks, Inc. (Software)	886	13,751
Aadi Bioscience, Inc.* (Biotechnology)	203	1,082
AAON, Inc. (Building Products)	567	59,682
AAR Corp.* (Aerospace & Defense)	433	25,893
Abercrombie & Fitch Co.* (Specialty Retail)	612	24,241
ABM Industries, Inc. (Commercial Services & Supplies)	831	38,458
Acacia Research Corp.* (Financial Services)	476	1,899
Academy Sports & Outdoors, Inc. (Specialty Retail)	937	56,024
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,520	44,445
Acadia Realty Trust (Retail REITs)	1,173	18,428
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	676	7,706
ACCO Brands Corp. (Commercial Services & Supplies)	1,159	7,058
Accolade, Inc.* (Health Care Providers & Services)	828	12,437
Accuray, Inc.* (Health Care Equipment & Supplies)	1,170	4,984
ACI Worldwide, Inc.* (Software)	1,361	31,562
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	870	8,587
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	603	7,899
ACNB Corp. (Banks)	105	3,644
Acrivon Therapeutics, Inc.* (Biotechnology)	109	1,356
Actinium Pharmaceuticals, Inc.* (Biotechnology)	326	2,321
Acushnet Holdings Corp. (Leisure Products)	392	23,375
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	1,595	27,897
AdaptHealth Corp.* (Health Care Providers & Services)	923	12,682
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,425	12,026
Addus HomeCare Corp.* (Health Care Providers & Services)	197	18,039
Adeia, Inc. (Software)	1,343	16,143
Adicet Bio, Inc.* (Biotechnology)	382	1,020
Adient PLC* (Automobile Components)	1,199	51,029
ADMA Biologics, Inc.* (Biotechnology)	2,641	10,960
Adtalem Global Education, Inc.* (Diversified Consumer Services)	569	24,604
ADTRAN Holdings, Inc. (Communications Equipment)	978	9,516
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	472	59,084
AdvanSix, Inc. (Chemicals)	332	13,317
Advantage Solutions, Inc.* (Media)	1,090	2,823
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	325	16,952
Aerovate Therapeutics, Inc.* (Biotechnology)	126	2,199
AeroVironment, Inc.* (Aerospace & Defense)	315	30,007
AerSale Corp.* (Aerospace & Defense)	321	4,818
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	997	1,246
AFC Gamma, Inc. (Mortgage REITs)	205	2,833
Agenus, Inc.* (Biotechnology)	4,302	6,539
Agiliti, Inc.* (Health Care Providers & Services)	372	6,387
Agilysys, Inc.* (Software)	251	18,481
Agios Pharmaceuticals, Inc.* (Biotechnology)	696	18,458
Air Transport Services Group, Inc.* (Air Freight & Logistics)	707	14,253
AirSculpt Technologies, Inc. (Health Care Providers & Services)	153	1,388
Akero Therapeutics, Inc.* (Biotechnology)	563	24,434
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	868	2,075
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	229	1,580
Alamo Group, Inc. (Machinery)	127	24,608
Alarm.com Holdings, Inc.* (Software)	601	33,181
Albany International Corp. (Machinery)	393	37,838
Aldeyra Therapeutics, Inc.* (Biotechnology)	584	4,739
Alector, Inc.* (Biotechnology)	796	5,461
Alerus Financial Corp. (Financial Services)	229	4,530
Alexander & Baldwin, Inc. (Diversified REITs)	910	17,472
Alexander's, Inc. (Retail REITs)	27	5,221
Alico, Inc. (Food Products)	90	2,331
Alight, Inc.* - Class A (Professional Services)	4,995	48,851
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,067	6,626
Alkami Technology, Inc.* (Software)	496	8,372
Alkermes PLC* (Biotechnology)	2,081	60,933
Allakos, Inc.* (Biotechnology)	833	4,482
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,193	1,790
Allegiant Travel Co.* (Passenger Airlines)	199	24,616
ALLETE, Inc. (Electric Utilities)	725	41,637
Allied Motion Technologies, Inc. (Electronic Equipment, Instruments & Components)	174	6,769
Allogene Therapeutics, Inc.* (Biotechnology)	1,031	5,114
Allovir, Inc.* (Biotechnology)	526	1,731
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	291	9,568

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Alpha Metallurgical Resources, Inc. (Metals & Mining)	162	$28,062
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	967	17,087
Alpine Immune Sciences, Inc.* (Biotechnology)	398	4,991
Alpine Income Property Trust, Inc. (Diversified REITs)	163	2,769
Alta Equipment Group, Inc. (Trading Companies & Distributors)	238	3,844
Altair Engineering, Inc.* - Class A (Software)	674	50,510
AlTi Global, Inc.* (Capital Markets)	264	2,064
Altimmune, Inc.* (Biotechnology)	620	2,052
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	801	5,455
ALX Oncology Holdings, Inc.* (Biotechnology)	271	1,656
Amalgamated Financial Corp. (Banks)	222	4,431
A-Mark Precious Metals, Inc. (Financial Services)	238	9,708
Ambac Financial Group, Inc.* (Insurance)	555	7,848
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	458	38,206
AMC Networks, Inc.* - Class A (Media)	388	4,897
Amerant Bancorp, Inc. (Banks)	324	6,422
Ameresco, Inc.* - Class A (Construction & Engineering)	404	23,517
American Assets Trust, Inc. (Diversified REITs)	612	13,770
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	1,432	13,532
American Eagle Outfitters, Inc. (Specialty Retail)	2,293	32,217
American Equity Investment Life Holding Co. (Insurance)	975	52,328
American National Bankshares, Inc. (Banks)	129	5,325
American Realty Investors, Inc.* (Real Estate Management & Development)	19	359
American Software, Inc. - Class A (Software)	401	4,624
American States Water Co. (Water Utilities)	465	41,111
American Vanguard Corp. (Chemicals)	339	6,122
American Well Corp.* - Class A (Health Care Technology)	3,075	7,534
American Woodmark Corp.* (Building Products)	209	16,018
America's Car-Mart, Inc.* (Specialty Retail)	74	8,815
Ameris Bancorp (Banks)	831	36,273
AMERISAFE, Inc. (Insurance)	239	12,457
Ames National Corp. (Banks)	108	2,080
Amicus Therapeutics, Inc.* (Biotechnology)	3,516	47,888
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,286	37,410
AMMO, Inc.* (Leisure Products)	1,132	2,355
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	509	54,539
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,529	4,893
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	476	28,888
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	455	3,340
Amplitude, Inc.* - Class A (Software)	849	9,831
Amprius Technologies, Inc.* (Electrical Equipment)	67	503
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	637	14,938
Amyris, Inc.* (Chemicals)	2,757	2,445
AnaptysBio, Inc.* (Biotechnology)	238	4,691
Anavex Life Sciences Corp.* (Biotechnology)	880	7,260
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	148	1,403
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	473	4,110
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	161	8,461
Anika Therapeutics, Inc.* (Biotechnology)	184	4,293
Annexon, Inc.* (Biotechnology)	573	1,977
Anterix, Inc.* (Diversified Telecommunication Services)	231	6,484
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	1,352	11,330
Apartment Investment and Management Co. (Residential REITs)	1,861	15,502
API Group Corp.* (Construction & Engineering)	2,625	75,495
Apogee Enterprises, Inc. (Building Products)	278	13,769
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,781	21,016
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	537	19,670
Appfolio, Inc.* - Class A (Software)	241	43,522
Appian Corp.* - Class A (Software)	515	26,533
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,705	41,927
Applied Digital Corp.* (Software)	855	8,191
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	484	70,176
Arbor Realty Trust, Inc. (Mortgage REITs)	2,252	38,081
Arbutus Biopharma Corp.* (Biotechnology)	1,565	3,396
ArcBest Corp. (Ground Transportation)	302	35,129
Arcellx, Inc.* (Biotechnology)	476	16,303
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	230	29,541
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	1,913	12,874
Archrock, Inc. (Energy Equipment & Services)	1,744	20,335
Arconic Corp.* (Metals & Mining)	1,241	37,093
Arcosa, Inc. (Construction & Engineering)	609	47,003
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	293	10,243
Arcus Biosciences, Inc.* (Biotechnology)	661	13,154
Arcutis Biotherapeutics, Inc.* (Biotechnology)	645	7,037
Ardelyx, Inc.* (Biotechnology)	2,670	10,520
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	515	7,251
Ares Commercial Real Estate Corp. (Mortgage REITs)	651	6,940
Argan, Inc. (Construction & Engineering)	159	6,048
Argo Group International Holdings, Ltd. (Insurance)	402	11,939
Aris Water Solutions, Inc. - Class A (Commercial Services & Supplies)	375	4,099

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Arko Corp. (Specialty Retail)	1,034	$8,624
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,084	12,314
Armada Hoffler Properties, Inc. (Diversified REITs)	845	10,495
ARMOUR Residential REIT, Inc. (Mortgage REITs)	2,461	12,576
Array Technologies, Inc.* (Electrical Equipment)	1,900	36,195
Arrow Financial Corp. (Banks)	179	3,601
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,286	44,393
ARS Pharmaceuticals, Inc.* (Biotechnology)	304	2,234
Artesian Resources Corp. - Class A (Water Utilities)	106	4,829
Artisan Partners Asset Management, Inc. - Class A (Capital Markets)	771	31,989
Artivion, Inc.* (Health Care Equipment & Supplies)	493	8,588
Arvinas, Inc.* (Pharmaceuticals)	615	15,203
Asana, Inc.* - Class A (Software)	996	24,183
Asbury Automotive Group, Inc.* (Specialty Retail)	272	61,364
ASGN, Inc.* (Professional Services)	605	46,174
Aspen Aerogels, Inc.* (Chemicals)	641	5,346
Assertio Holdings, Inc.* (Pharmaceuticals)	1,138	6,475
AssetMark Financial Holdings, Inc.* (Capital Markets)	276	8,252
Associated Banc-Corp. (Banks)	1,899	35,986
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	759	3,256
Astec Industries, Inc. (Machinery)	285	14,079
Astria Therapeutics, Inc.* (Biotechnology)	320	2,867
Astronics Corp.* (Aerospace & Defense)	326	6,839
Asure Software, Inc.* (Professional Services)	237	3,233
Atara Biotherapeutics, Inc.* (Biotechnology)	1,198	2,648
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	961	3,296
ATI, Inc.* (Metals & Mining)	1,618	77,146
Atkore, Inc.* (Electrical Equipment)	497	78,858
Atlanta Braves Holdings, Inc.* (Entertainment)	126	5,965
Atlanta Braves Holdings, Inc.* (Entertainment)	552	22,477
Atlantic Union Bankshares Corp. (Banks)	942	30,125
Atlanticus Holdings Corp.* (Consumer Finance)	58	2,361
Atlas Energy Solutions, Inc. - Class A (Energy Equipment & Services)	204	4,029
ATN International, Inc. (Diversified Telecommunication Services)	138	5,015
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	266	2,296
AtriCure, Inc.* (Health Care Equipment & Supplies)	584	32,324
Atrion Corp. (Health Care Equipment & Supplies)	17	9,530
Aura Biosciences, Inc.* (Biotechnology)	344	4,094
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,698	19,663
Aurora Innovation, Inc.* (Commercial Services & Supplies)	3,814	12,510
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	580	14,193
Avantax, Inc.* (Capital Markets)	493	12,759
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	631	1,092
AvePoint, Inc.* (Software)	1,924	11,929
Aviat Networks, Inc.* (Communications Equipment)	139	4,249
Avid Bioservices, Inc.* (Biotechnology)	779	9,862
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	427	10,180
Avidity Biosciences, Inc.* (Biotechnology)	886	8,426
AvidXchange Holdings, Inc.* (Financial Services)	1,874	23,256
Avient Corp. (Chemicals)	1,134	45,961
Avista Corp. (Multi-Utilities)	946	36,553
Avita Medical, Inc.* (Biotechnology)	315	6,379
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	409	81,996
Axogen, Inc.* (Health Care Equipment & Supplies)	509	4,398
Axonics, Inc.* (Health Care Equipment & Supplies)	615	37,128
Axos Financial, Inc.* (Banks)	713	33,511
Axsome Therapeutics, Inc.* (Pharmaceuticals)	412	32,330
AZZ, Inc. (Building Products)	311	13,787
B Riley Financial, Inc. (Capital Markets)	235	13,050
B&G Foods, Inc. (Food Products)	892	11,828
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	737	4,039
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	370	60,916
Bakkt Holdings, Inc.* (Capital Markets)	875	1,444
Balchem Corp. (Chemicals)	402	54,165
Bally's Corp.* (Hotels, Restaurants & Leisure)	370	6,024
Banc of California, Inc. (Banks)	685	9,734
BancFirst Corp. (Banks)	277	27,672
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	345	8,045
Bandwidth, Inc.* - Class A (Diversified Telecommunication Services)	294	4,454
Bank First Corp. (Banks)	117	10,338
Bank of Hawaii Corp. (Banks)	492	28,108
Bank of Marin Bancorp (Banks)	198	4,154
Bank7 Corp. (Banks)	47	1,244
BankUnited, Inc. (Banks)	933	27,841
Bankwell Financial Group, Inc. (Banks)	74	2,024
Banner Corp. (Banks)	429	20,425
Bar Harbor Bankshares (Banks)	187	5,107
BARK, Inc.* (Specialty Retail)	1,373	1,977
Barnes Group, Inc. (Machinery)	614	24,130
Barrett Business Services, Inc. (Professional Services)	84	7,621
BayCom Corp. (Banks)	147	2,964
BCB Bancorp, Inc. (Banks)	189	2,429

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares		Value
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	613		$52,516
Beam Therapeutics, Inc.* (Biotechnology)	857		26,456
Beazer Homes USA, Inc.* (Household Durables)	370		12,443
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	131		7,028
Belden, Inc. (Electronic Equipment, Instruments & Components)	533		51,509
BellRing Brands, Inc.* (Personal Care Products)	1,682		60,468
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	443		11,744
Benson Hill, Inc.* (Food Products)	2,173		3,020
Berkshire Hills Bancorp, Inc. (Banks)	553		12,614
Berry Corp. (Oil, Gas & Consumable Fuels)	957		7,465
Beyond Air, Inc.* (Health Care Equipment & Supplies)	322		1,162
Beyond Meat, Inc.* (Food Products)	743		12,780
BGC Group, Inc. - Class A (Capital Markets)	3,943		18,769
Big 5 Sporting Goods Corp. (Specialty Retail)	269		2,574
Big Lots, Inc. (Broadline Retail)	357		3,659
BigBear.ai Holdings, Inc.* (IT Services)	337		677
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	843		9,113
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	10		2,032
BioAtla, Inc.* (Biotechnology)	555		1,659
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,376		17,559
Biohaven, Ltd.* (Biotechnology)	731		14,532
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	437		8,688
Biomea Fusion, Inc.* (Biotechnology)	249		5,540
Biote Corp.* - Class A (Pharmaceuticals)	175		1,194
BioVie, Inc.* (Biotechnology)	42		198
Bioxcel Therapeutics, Inc.* (Biotechnology)	240		2,194
Bit Digital, Inc.* (Software)	907		4,018
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	285		10,733
Black Hills Corp. (Multi-Utilities)	836		50,436
Blackbaud, Inc.* (Software)	547		41,271
BlackLine, Inc.* (Software)	707		41,063
BlackSky Technology, Inc.* (Professional Services)	1,483		2,951
Blackstone Mortgage Trust, Inc. - Class A (Mortgage REITs)	2,162		49,704
Blade Air Mobility, Inc.* (Passenger Airlines)	734		3,061
Blink Charging Co.* (Electrical Equipment)	579		3,706
Bloom Energy Corp.* - Class A (Electrical Equipment)	2,417		43,168
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,100		29,557
Blue Bird Corp.* (Machinery)	220		4,607
Blue Foundry Bancorp* (Banks)	310		3,165
Blue Ridge Bankshares, Inc. (Banks)	221		1,863
Bluebird Bio, Inc.* (Biotechnology)	1,342		5,274
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	136		5,316
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	110		10,366
Blueprint Medicines Corp.* (Biotechnology)	763		50,358
Bluerock Homes Trust, Inc.* (Residential REITs)	–	†	2
Boise Cascade Co. (Trading Companies & Distributors)	499		51,642
Boot Barn Holdings, Inc.* (Specialty Retail)	374		35,119
Borr Drilling, Ltd.* (Energy Equipment & Services)	2,871		25,207
Boston Omaha Corp.* - Class A (Media)	289		5,641
Bowlero Corp.* (Hotels, Restaurants & Leisure)	368		4,464
Bowman Consulting Group, Ltd.* (Construction & Engineering)	126		4,366
Box, Inc.* - Class A (Software)	1,769		55,281
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	823		3,045
Brandywine Realty Trust (Office REITs)	2,135		10,782
Braze, Inc.* - Class A (Software)	433		19,684
BRC, Inc.* - Class A (Food Products)	468		2,143
Bread Financial Holdings, Inc. (Consumer Finance)	633		26,314
Bridgebio Pharma, Inc.* (Biotechnology)	1,435		50,239
Bridgewater Bancshares, Inc.* (Banks)	256		2,742
Bright Green Corp.* (Pharmaceuticals)	758		561
Brightcove, Inc.* (IT Services)	542		2,434
Brightsphere Investment Group, Inc. (Capital Markets)	409		8,704
BrightSpire Capital, Inc. (Mortgage REITs)	1,616		11,894
BrightView Holdings, Inc.* (Commercial Services & Supplies)	519		4,001
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	550		21,604
Bristow Group, Inc.* (Energy Equipment & Services)	296		9,108
Broadstone Net Lease, Inc. (Diversified REITs)	2,359		38,452
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,138		7,526
Brookfield Business Corp. - Class A (Industrial Conglomerates)	326		6,690
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,238		57,839
Brookline Bancorp, Inc. (Banks)	1,096		11,705
BRP Group, Inc.* - Class A (Insurance)	741		18,458
BRT Apartments Corp. (Residential REITs)	150		2,921
Build-A-Bear Workshop, Inc. (Specialty Retail)	167		4,100
Bumble, Inc.* - Class A (Interactive Media & Services)	1,270		23,520
Burke & Herbert Financial Services Corp. (Banks)	81		4,373
Business First Bancshares, Inc. (Banks)	301		6,155
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	1,750		4,498
Byline Bancorp, Inc. (Banks)	311		6,826
C&F Financial Corp. (Banks)	42		2,362
C3.ai, Inc.* - Class A (Software)	736		30,912
Cabaletta Bio, Inc.* (Biotechnology)	320		4,358
Cabot Corp. (Chemicals)	695		49,345
Cactus, Inc. - Class A (Energy Equipment & Services)	811		41,183
Cadence Bank (Banks)	2,287		57,288
Cadiz, Inc.* (Water Utilities)	509		2,107

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Cadre Holdings, Inc. (Aerospace & Defense)	244	$5,678
Calavo Growers, Inc. (Food Products)	217	8,187
Caledonia Mining Corp. PLC (Metals & Mining)	206	2,427
Caleres, Inc. (Specialty Retail)	436	11,789
California Resources Corp. (Oil, Gas & Consumable Fuels)	901	48,068
California Water Service Group (Water Utilities)	704	37,326
Calix, Inc.* (Communications Equipment)	740	33,381
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	769	28,884
Cal-Maine Foods, Inc. (Food Products)	480	22,171
Cambium Networks Corp.* (Communications Equipment)	153	2,479
Cambridge Bancorp (Banks)	95	5,846
Camden National Corp. (Banks)	179	6,190
Camping World Holdings, Inc. - Class A (Specialty Retail)	524	16,784
Cannae Holdings, Inc.* (Financial Services)	898	18,301
Cano Health, Inc.* (Health Care Providers & Services)	2,997	4,406
Cantaloupe, Inc.* (Financial Services)	719	5,543
Capital Bancorp, Inc. (Banks)	121	2,438
Capital City Bank Group, Inc. (Banks)	166	5,383
Capitol Federal Financial, Inc. (Banks)	1,602	10,621
Capstar Financial Holdings, Inc. (Banks)	246	3,660
Cara Therapeutics, Inc.* (Pharmaceuticals)	587	1,955
Cardlytics, Inc.* (Media)	424	4,948
CareDx, Inc.* (Biotechnology)	653	7,124
CareMax, Inc.* (Health Care Providers & Services)	943	2,254
CareTrust REIT, Inc. (Health Care REITs)	1,257	26,133
Cargurus, Inc.* (Interactive Media & Services)	1,227	27,804
Caribou Biosciences, Inc.* (Biotechnology)	713	5,126
Carisma Therapeutics, Inc. (Biotechnology)	334	1,854
CarParts.com, Inc.* (Specialty Retail)	666	3,343
Carpenter Technology Corp. (Metals & Mining)	605	36,215
Carriage Services, Inc. (Diversified Consumer Services)	168	5,438
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	460	2,709
Cars.com, Inc.* (Interactive Media & Services)	834	19,024
Carter Bankshares, Inc.* (Banks)	296	4,348
Carvana Co.* (Specialty Retail)	1,204	55,325
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	698	56,321
Cass Information Systems, Inc. (Financial Services)	172	6,527
Cassava Sciences, Inc.* (Pharmaceuticals)	499	10,968
Castle Biosciences, Inc.* (Health Care Providers & Services)	312	5,257
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,209	16,720
Cathay General Bancorp (Banks)	873	33,209
Cavco Industries, Inc.* (Household Durables)	110	32,522
CBIZ, Inc.* (Professional Services)	601	31,787
CBL & Associates Properties, Inc. (Retail REITs)	337	7,336
CECO Environmental Corp.* (Commercial Services & Supplies)	373	4,491
Celcuity, Inc.* (Biotechnology)	216	2,134
Celldex Therapeutics, Inc.* (Biotechnology)	582	20,580
Centerspace (Residential REITs)	190	11,805
Central Garden & Pet Co.* (Household Products)	123	4,979
Central Garden & Pet Co.* - Class A (Household Products)	494	18,881
Central Pacific Financial Corp. (Banks)	333	6,074
Central Valley Community Bancorp (Banks)	125	2,138
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	154	5,790
Century Aluminum Co.* (Metals & Mining)	660	6,138
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	345	2,743
Century Communities, Inc. (Household Durables)	357	27,568
Century Therapeutics, Inc.* (Biotechnology)	294	897
Cerence, Inc.* (Software)	506	14,072
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	775	23,707
Cerus Corp.* (Health Care Equipment & Supplies)	2,225	6,831
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	292	7,931
ChampionX Corp. (Energy Equipment & Services)	2,497	88,893
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	1,690	1,607
Chart Industries, Inc.* (Machinery)	530	96,544
Chase Corp. (Chemicals)	95	11,960
Chatham Lodging Trust (Hotel & Resort REITs)	605	5,808
Chegg, Inc.* (Diversified Consumer Services)	1,481	15,003
Chemung Financial Corp. (Banks)	44	1,877
Chesapeake Utilities Corp. (Gas Utilities)	219	25,895
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	205	3,124
Chico's FAS, Inc.* (Specialty Retail)	1,529	9,327
Chimera Investment Corp. (Mortgage REITs)	2,921	18,344
Chinook Therapeutics, Inc.* (Biotechnology)	727	28,484
ChoiceOne Financial Services, Inc. (Banks)	88	2,134
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	525	82,340
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	226	9,399
Cimpress PLC* (Commercial Services & Supplies)	223	15,499
Cinemark Holdings, Inc.* (Entertainment)	1,379	23,017
Cipher Mining, Inc.* (Software)	522	1,984
CIRCOR International, Inc.* (Machinery)	229	12,755
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	1,542	1,526
Citizens & Northern Corp. (Banks)	190	4,028
Citizens Financial Services, Inc. (Banks)	54	3,806
City Holding Co. (Banks)	191	18,892
City Office REIT, Inc. (Diversified REITs)	489	2,675
Civista Bancshares, Inc. (Banks)	194	3,539
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	868	64,978

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Claros Mortgage Trust, Inc. (Mortgage REITs)	1,139	$14,032
Clarus Corp. (Leisure Products)	367	3,266
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,128	10,491
Cleanspark, Inc.* (Software)	960	5,770
Clear Channel Outdoor Holdings, Inc.* (Media)	4,652	8,374
Clear Secure, Inc. - Class A (Software)	1,046	24,801
Clearfield, Inc.* (Communications Equipment)	164	7,665
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	287	1,972
Clearwater Paper Corp.* (Paper & Forest Products)	210	6,768
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	52	2,516
Clipper Realty, Inc. (Residential REITs)	160	1,024
CNB Financial Corp. (Banks)	261	5,079
CNO Financial Group, Inc. (Insurance)	1,428	36,728
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,048	41,779
Coastal Financial Corp.* (Banks)	136	6,143
Coca-Cola Consolidated, Inc. (Beverages)	60	38,004
Codexis, Inc.* (Life Sciences Tools & Services)	836	3,010
Codorus Valley Bancorp, Inc. (Banks)	121	2,661
Coeur Mining, Inc.* (Metals & Mining)	4,009	12,348
Cogent Biosciences, Inc.* (Biotechnology)	864	11,223
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	544	33,315
Cohen & Steers, Inc. (Capital Markets)	326	20,965
Coherus Biosciences, Inc.* (Biotechnology)	964	4,646
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	585	25,535
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	435	9,901
Colony Bankcorp, Inc. (Banks)	207	2,219
Columbia Financial, Inc.* (Banks)	373	6,520
Columbus McKinnon Corp. (Machinery)	354	14,988
Comfort Systems USA, Inc. (Construction & Engineering)	444	77,242
Commercial Metals Co. (Metals & Mining)	1,470	84,113
Commercial Vehicle Group, Inc.* (Machinery)	403	4,232
CommScope Holding Co., Inc.* (Communications Equipment)	2,600	11,700
Community Bank System, Inc. (Banks)	669	36,012
Community Health Systems, Inc. (Health Care Providers & Services)	1,577	6,923
Community Healthcare Trust, Inc. (Health Care REITs)	320	11,277
Community Trust Bancorp, Inc. (Banks)	195	7,484
CommVault Systems, Inc.* (Software)	560	43,641
Compass Diversified Holdings (Financial Services)	792	17,844
Compass Minerals International, Inc. (Metals & Mining)	429	16,246
Compass Therapeutics, Inc.* (Biotechnology)	1,144	3,283
Compass, Inc.* - Class A (Real Estate Management & Development)	3,747	15,700
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	206	1,529
Computer Programs and Systems, Inc.* (Health Care Technology)	179	4,693
CompX International, Inc. (Commercial Services & Supplies)	19	430
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,153	14,701
Comtech Telecommunications Corp. (Communications Equipment)	342	3,475
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	325	2,623
Conduent, Inc.* (Professional Services)	2,159	7,470
CONMED Corp. (Health Care Equipment & Supplies)	384	46,483
ConnectOne Bancorp, Inc. (Banks)	465	9,519
Consensus Cloud Solutions, Inc.* (Software)	249	8,070
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	426	31,746
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	930	3,329
Consolidated Water Co., Ltd. (Water Utilities)	189	3,697
Constellium SE* (Metals & Mining)	1,588	30,315
Construction Partners, Inc.* - Class A (Construction & Engineering)	504	14,818
Consumer Portfolio Services, Inc.* (Consumer Finance)	116	1,486
Contango ORE, Inc.* (Metals & Mining)	47	874
ContextLogic, Inc.* - Class A (Broadline Retail)	277	2,632
Cooper-Standard Holdings, Inc.* (Automobile Components)	213	3,923
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,006	25,633
Core Laboratories, Inc. (Energy Equipment & Services)	588	15,282
Core Molding Technologies, Inc.* (Chemicals)	97	2,340
CoreCard Corp.* (Software)	91	2,187
CoreCivic, Inc.* (Commercial Services & Supplies)	1,427	13,842
CorMedix, Inc.* (Pharmaceuticals)	560	2,475
Corporate Office Properties Trust (Office REITs)	1,415	36,790
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	464	8,575
CorVel Corp.* (Health Care Providers & Services)	109	22,297
Costamare, Inc. (Marine Transportation)	608	6,791
Couchbase, Inc.* (Software)	426	7,110
Coursera, Inc.* (Diversified Consumer Services)	1,633	25,622
Covenant Logistics Group, Inc. (Ground Transportation)	107	5,859
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	53	1,294
CRA International, Inc. (Professional Services)	85	8,508
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	277	25,816
Crawford & Co. - Class A (Insurance)	182	1,749
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	1,224	20,771

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Crescent Energy Co. - Class A (Oil, Gas & Consumable Fuels)	480	$5,698
Cricut, Inc. - Class A (Household Durables)	600	7,116
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	669	12,711
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	431	11,120
CrossFirst Bankshares, Inc.* (Banks)	559	6,524
CryoPort, Inc.* (Life Sciences Tools & Services)	537	8,630
CS Disco, Inc.* (Software)	283	2,756
CSG Systems International, Inc. (Professional Services)	391	20,172
CSW Industrials, Inc. (Building Products)	193	34,846
CTO Realty Growth, Inc. (Diversified REITs)	276	4,830
CTS Corp. (Electronic Equipment, Instruments & Components)	393	17,540
Cue Biopharma, Inc.* (Biotechnology)	434	1,658
Cullinan Oncology, Inc.* (Biotechnology)	298	3,156
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,084	20,486
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	711	4,920
Customers Bancorp, Inc.* (Banks)	359	15,071
Cutera, Inc.* (Health Care Equipment & Supplies)	209	4,182
CVB Financial Corp. (Banks)	1,669	31,494
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	372	13,667
CVRx, Inc.* (Health Care Equipment & Supplies)	140	2,510
CXApp, Inc.* (IT Services)	25	167
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,230	16,052
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,520	13,618
Cytokinetics, Inc.* (Biotechnology)	1,167	38,919
Daily Journal Corp.* (Media)	17	4,922
Dakota Gold Corp.* (Metals & Mining)	674	1,982
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	490	3,523
Dana, Inc. (Automobile Components)	1,636	31,051
Danimer Scientific, Inc.* (Chemicals)	1,100	3,091
Daseke, Inc.* (Ground Transportation)	507	3,944
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	544	24,915
Day One Biopharmaceuticals, Inc.* (Biotechnology)	617	8,169
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	657	8,883
Definitive Healthcare Corp.* (Health Care Technology)	566	6,696
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	834	23,010
Deluxe Corp. (Commercial Services & Supplies)	546	10,369
Denali Therapeutics, Inc.* (Biotechnology)	1,481	42,105
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	631	55,471
Denny's Corp.* (Hotels, Restaurants & Leisure)	685	8,056
Design Therapeutics, Inc.* (Biotechnology)	411	3,346
Designer Brands, Inc. - Class A (Specialty Retail)	619	6,159
Desktop Metal, Inc.* - Class A (Machinery)	3,518	6,403
Destination XL Group, Inc.* (Specialty Retail)	731	3,772
DHI Group, Inc.* (Interactive Media & Services)	547	2,062
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,721	16,952
Diamond Hill Investment Group, Inc. (Capital Markets)	36	6,534
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,276	20,199
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,638	22,423
DICE Therapeutics, Inc.* (Pharmaceuticals)	486	22,842
Digi International, Inc.* (Communications Equipment)	441	18,491
Digimarc Corp.* (Software)	178	5,269
Digital Turbine, Inc.* (Software)	1,188	12,878
DigitalBridge Group, Inc. (Real Estate Management & Development)	2,030	32,521
DigitalOcean Holdings, Inc.* (IT Services)	796	39,417
Dillard's, Inc. - Class A (Broadline Retail)	46	15,780
Dime Community Bancshares, Inc. (Banks)	439	9,834
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	197	11,883
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	567	53,576
Disc Medicine, Inc.* (Biotechnology)	97	4,811
Distribution Solutions Group, Inc.* (Building Products)	57	3,160
Diversified Healthcare Trust (Health Care REITs)	2,998	6,266
DMC Global, Inc.* (Energy Equipment & Services)	245	4,621
DocGo, Inc.* (Health Care Providers & Services)	975	8,180
Dole PLC (Food Products)	897	11,849
Domo, Inc.* - Class B (Software)	384	6,862
Donegal Group, Inc. - Class A (Insurance)	192	2,797
Donnelley Financial Solutions, Inc.* (Capital Markets)	311	14,710
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	402	11,955
Dorman Products, Inc. (Automobile Components)	330	27,948
Douglas Dynamics, Inc. (Machinery)	283	8,787
Douglas Elliman, Inc. (Real Estate Management & Development)	1,017	2,248
Douglas Emmett, Inc. (Office REITs)	2,134	31,370
Dragonfly Energy Holdings Corp.* (Electrical Equipment)	192	526
Dream Finders Homes, Inc.* - Class A (Household Durables)	303	7,727
Dril-Quip, Inc.* (Energy Equipment & Services)	427	11,055
Ducommun, Inc.* (Aerospace & Defense)	141	7,070
Duluth Holdings, Inc.* - Class B (Specialty Retail)	170	1,234

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Duolingo, Inc.* (Diversified Consumer Services)	360	$55,868
DXP Enterprises, Inc.* (Trading Companies & Distributors)	180	6,836
Dycom Industries, Inc.* (Construction & Engineering)	360	35,849
Dynavax Technologies Corp.* (Biotechnology)	1,626	22,748
Dyne Therapeutics, Inc.* (Biotechnology)	533	6,492
Dynex Capital, Inc. (Mortgage REITs)	677	8,835
DZS, Inc.* (Communications Equipment)	274	1,033
E2open Parent Holdings, Inc.* (Software)	2,502	12,885
Eagle Bancorp, Inc. (Banks)	384	10,637
Eagle Bulk Shipping, Inc. (Marine Transportation)	172	7,945
Eagle Pharmaceuticals, Inc.* (Biotechnology)	129	2,678
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	717	11,458
Easterly Government Properties, Inc. (Office REITs)	1,162	17,151
Eastern Bankshares, Inc. (Banks)	1,945	27,463
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	715	3,925
Ebix, Inc. (Software)	331	10,248
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	422	8,199
Ecovyst, Inc.* (Chemicals)	1,194	14,674
Edgewell Personal Care Co. (Personal Care Products)	643	25,341
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	536	3,907
Editas Medicine, Inc.* (Biotechnology)	873	7,665
eGain Corp.* (Software)	268	1,975
eHealth, Inc.* (Insurance)	307	2,321
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	359	3,823
elf Beauty, Inc.* (Personal Care Products)	630	73,533
Ellington Financial, Inc. (Mortgage REITs)	819	11,073
Elme Communities (Residential REITs)	1,102	17,908
Embecta Corp. (Health Care Equipment & Supplies)	724	15,450
Emerald Holding, Inc.* (Media)	195	965
Emergent BioSolutions, Inc.* (Biotechnology)	634	4,362
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	127	1,143
Empire State Realty Trust, Inc. (Diversified REITs)	1,658	14,839
Employers Holdings, Inc. (Insurance)	336	12,980
Enact Holdings, Inc. (Financial Services)	376	10,227
Enanta Pharmaceuticals, Inc.* (Biotechnology)	251	4,761
Encore Capital Group, Inc.* (Consumer Finance)	292	15,622
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	1,776	4,493
Encore Wire Corp. (Electrical Equipment)	210	35,845
Energizer Holdings, Inc. (Household Products)	899	32,094
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	1,971	12,575
Energy Recovery, Inc.* (Machinery)	698	21,275
Energy Vault Holdings, Inc.* (Electrical Equipment)	1,230	4,121
Enerpac Tool Group Corp. (Machinery)	721	19,813
EnerSys (Electrical Equipment)	518	56,109
Eneti, Inc. (Marine Transportation)	310	3,931
Enfusion, Inc.* - Class A (Software)	320	3,472
EngageSmart, Inc.* (Software)	610	11,566
Enhabit, Inc.* (Health Care Providers & Services)	631	8,664
Enliven Therapeutics, Inc.* (Pharmaceuticals)	293	5,549
Ennis, Inc. (Commercial Services & Supplies)	319	6,871
Enova International, Inc.* (Consumer Finance)	381	20,989
Enovix Corp.* (Electrical Equipment)	1,717	36,950
EnPro Industries, Inc. (Machinery)	263	36,499
Enstar Group, Ltd.* (Insurance)	150	38,382
Enterprise Bancorp, Inc. (Banks)	120	3,821
Enterprise Financial Services Corp. (Banks)	455	18,655
Entrada Therapeutics, Inc.* (Biotechnology)	268	4,655
Entravision Communications Corp. - Class A (Media)	755	3,609
Envela Corp.* (Specialty Retail)	95	712
Envestnet, Inc.* (Software)	629	38,985
Enviri Corp.* (Commercial Services & Supplies)	990	9,336
Enviva, Inc. (Oil, Gas & Consumable Fuels)	393	5,294
Eos Energy Enterprises, Inc.* (Electrical Equipment)	1,351	3,323
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	333	18,765
EQRx, Inc.* (Biotechnology)	4,002	6,843
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,481	56,838
Equity Bancshares, Inc. - Class A (Banks)	187	5,079
Equity Commonwealth (Office REITs)	1,317	25,800
Erasca, Inc.* (Biotechnology)	1,012	2,672
Escalade, Inc. (Leisure Products)	125	1,825
ESCO Technologies, Inc. (Machinery)	321	32,277
Esquire Financial Holdings, Inc. (Banks)	87	4,345
ESS Tech, Inc.* (Electrical Equipment)	1,145	2,210
ESSA Bancorp, Inc. (Banks)	109	1,812
Essent Group, Ltd. (Financial Services)	1,329	65,919
Essential Properties Realty Trust, Inc. (Diversified REITs)	1,867	45,834
Ethan Allen Interiors, Inc. (Household Durables)	286	9,000
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	428	8,290
Evans Bancorp, Inc. (Banks)	65	1,932
Eve Holding, Inc.* (Aerospace & Defense)	226	2,068
Eventbrite, Inc.* - Class A (Interactive Media & Services)	970	11,165
Everbridge, Inc.* (Software)	511	15,759
EverCommerce, Inc.* (Software)	293	3,422
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,058	15,701
EverQuote, Inc.* - Class A (Interactive Media & Services)	266	1,883

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
EVERTEC, Inc. (Financial Services)	820	$32,251
EVgo, Inc.* (Specialty Retail)	899	3,929
EVI Industries, Inc.* (Trading Companies & Distributors)	60	1,526
Evolent Health, Inc.* - Class A (Health Care Technology)	1,381	41,968
Evolus, Inc.* (Pharmaceuticals)	519	5,200
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	395	3,689
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,413	9,298
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	227	4,817
ExlService Holdings, Inc.* (Professional Services)	406	57,226
eXp World Holdings, Inc. (Real Estate Management & Development)	868	21,648
Expensify, Inc.* - Class A (Software)	692	5,578
Exponent, Inc. (Professional Services)	635	56,883
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,106	24,542
Extreme Networks, Inc.* (Communications Equipment)	1,583	42,092
Eyenovia, Inc.* (Pharmaceuticals)	350	746
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	328	4,100
F&G Annuities & Life, Inc. (Insurance)	235	6,157
Fabrinet* (Electronic Equipment, Instruments & Components)	461	56,998
Farmers & Merchants Bancorp, Inc. (Banks)	170	3,624
Farmers National Banc Corp. (Banks)	462	6,353
Farmland Partners, Inc. (Specialized REITs)	634	7,285
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	255	4,230
Fastly, Inc.* - Class A (IT Services)	1,488	27,335
Fate Therapeutics, Inc.* (Biotechnology)	1,063	4,390
FB Financial Corp. (Banks)	445	15,762
Federal Agricultural Mortgage Corp. - Class C (Financial Services)	114	18,326
Federal Signal Corp. (Machinery)	752	45,940
Fennec Pharmaceuticals, Inc.* (Biotechnology)	227	2,023
FibroGen, Inc.* (Biotechnology)	1,140	2,348
Fidelity D&D Bancorp, Inc. (Banks)	59	2,994
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	222	1,709
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	1,603	11,798
Finance Of America Cos., Inc.* - Class A (Financial Services)	670	1,333
Financial Institutions, Inc. (Banks)	190	3,644
First Advantage Corp.* (Professional Services)	686	10,290
First Bancorp (Banks)	500	16,540
First Bancorp (Banks)	2,225	33,041
First Bank/Hamilton NJ (Banks)	201	2,513
First Busey Corp. (Banks)	651	14,101
First Business Financial Services, Inc. (Banks)	98	3,331
First Commonwealth Financial Corp. (Banks)	1,284	18,541
First Community Bankshares, Inc. (Banks)	221	7,432
First Community Corp. (Banks)	93	1,837
First Financial Bancorp (Banks)	1,182	27,292
First Financial Bankshares, Inc. (Banks)	1,635	53,285
First Financial Corp. (Banks)	147	5,617
First Foundation, Inc. (Banks)	642	4,693
First Interstate BancSystem, Inc. - Class A (Banks)	1,037	29,793
First Merchants Corp. (Banks)	742	23,833
First Mid Bancshares, Inc. (Banks)	240	7,346
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	189	3,523
First Western Financial, Inc.* (Banks)	100	2,074
FirstCash Holdings, Inc. (Consumer Finance)	473	45,067
FiscalNote Holdings, Inc.* (Professional Services)	781	2,562
Fisker, Inc.* (Automobile Components)	2,461	15,184
Five Star Bancorp (Banks)	160	3,949
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	374	11,901
Fluence Energy, Inc.* (Electrical Equipment)	493	14,415
Fluor Corp.* (Construction & Engineering)	1,790	55,454
Flushing Financial Corp. (Banks)	354	5,586
Flywire Corp.* (Financial Services)	1,205	41,139
Focus Financial Partners, Inc.* - Class A (Capital Markets)	737	38,567
Foghorn Therapeutics, Inc.* (Biotechnology)	255	2,336
Foot Locker, Inc. (Specialty Retail)	1,031	27,703
Forafric Global PLC* (Food Products)	65	720
Forestar Group, Inc.* (Real Estate Management & Development)	230	6,780
Forge Global Holdings, Inc.* (Capital Markets)	1,378	4,010
ForgeRock, Inc.* - Class A (Software)	593	12,245
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	968	35,971
Forrester Research, Inc.* (Professional Services)	147	4,685
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	123	3,347
Forward Air Corp. (Air Freight & Logistics)	328	38,979
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	597	1,660
Four Corners Property Trust, Inc. (Specialized REITs)	1,087	28,588
Fox Factory Holding Corp.* (Automobile Components)	535	59,868
Franchise Group, Inc. (Specialty Retail)	285	8,482
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	1,043	14,915
Franklin Covey Co.* (Professional Services)	153	7,290
Franklin Electric Co., Inc. (Machinery)	580	57,315
Fresh Del Monte Produce, Inc. (Food Products)	427	11,350
Freshworks, Inc.* - Class A (Software)	2,032	37,917
Frontdoor, Inc.* (Diversified Consumer Services)	1,033	36,072
Frontier Group Holdings, Inc.* (Passenger Airlines)	477	4,436

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
FRP Holdings, Inc.* (Real Estate Management & Development)	82	$4,704
FS Bancorp, Inc. (Banks)	83	2,573
FTAI Aviation, Ltd. (Trading Companies & Distributors)	1,249	40,230
FTAI Infrastructure, Inc. (Ground Transportation)	1,241	4,406
FTC Solar, Inc.* (Electrical Equipment)	798	3,032
fuboTV, Inc.* (Interactive Media & Services)	2,553	8,604
FuelCell Energy, Inc.* (Electrical Equipment)	5,137	11,250
Fulgent Genetics, Inc.* (Health Care Providers & Services)	256	9,940
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	412	2,645
Fulton Financial Corp. (Banks)	2,042	29,201
Funko, Inc.* - Class A (Distributors)	436	3,557
FutureFuel Corp. (Chemicals)	328	3,188
FVCBankcorp, Inc.* (Banks)	201	2,585
Gambling.com Group, Ltd.* (Media)	134	1,642
Gannett Co., Inc.* (Media)	1,810	5,104
GATX Corp. (Trading Companies & Distributors)	445	55,785
GCM Grosvenor, Inc. - Class A (Capital Markets)	520	4,082
Genco Shipping & Trading, Ltd. (Marine Transportation)	528	7,656
Gencor Industries, Inc.* (Machinery)	132	2,013
Genelux Corp.* (Biotechnology)	34	716
Generation Bio Co.* (Biotechnology)	568	2,885
Genesco, Inc.* (Specialty Retail)	152	4,288
Genie Energy, Ltd. - Class B (Electric Utilities)	248	3,326
Gentherm, Inc.* (Automobile Components)	415	24,805
Genworth Financial, Inc.* (Insurance)	6,095	35,717
German American Bancorp, Inc. (Banks)	351	10,340
Geron Corp.* (Biotechnology)	6,244	20,231
Getty Realty Corp. (Retail REITs)	563	18,196
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	2,933	5,045
Gibraltar Industries, Inc.* (Building Products)	389	25,157
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	529	10,956
Glacier Bancorp, Inc. (Banks)	1,399	45,747
Gladstone Commercial Corp. (Diversified REITs)	504	6,703
Gladstone Land Corp. (Specialized REITs)	421	7,048
Glatfelter Corp.* (Paper & Forest Products)	556	1,890
Glaukos Corp.* (Health Care Equipment & Supplies)	587	45,281
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	405	2,851
Global Industrial Co. (Trading Companies & Distributors)	164	4,674
Global Medical REIT, Inc. (Health Care REITs)	765	7,574
Global Net Lease, Inc. (Diversified REITs)	1,312	14,025
Global Water Resources, Inc. (Water Utilities)	142	1,803
Globalstar, Inc.* (Diversified Telecommunication Services)	8,660	9,353
GMS, Inc.* (Trading Companies & Distributors)	521	38,392
Gogo, Inc.* (Wireless Telecommunication Services)	832	12,538
GoHealth, Inc.* - Class A (Insurance)	49	907
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,271	30,657
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	254	10,754
Golden Ocean Group, Ltd. (Marine Transportation)	1,544	12,105
Goosehead Insurance, Inc.* - Class A (Insurance)	270	18,055
GoPro, Inc.* - Class A (Household Durables)	1,622	6,634
GrafTech International, Ltd. (Electrical Equipment)	2,431	12,836
Graham Holdings Co. - Class B (Diversified Consumer Services)	47	27,577
Granite Construction, Inc. (Construction & Engineering)	553	22,634
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	641	3,673
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	326	2,377
Graphite Bio, Inc.* (Biotechnology)	352	891
Gray Television, Inc. (Media)	1,038	9,830
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	822	6,905
Great Southern Bancorp, Inc. (Banks)	113	6,252
Green Brick Partners, Inc.* (Household Durables)	331	18,708
Green Dot Corp.* - Class A (Consumer Finance)	583	11,398
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	729	25,887
Greene County Bancorp, Inc. (Banks)	88	3,032
Greenlight Capital Re, Ltd.* - Class A (Insurance)	324	3,331
Greif, Inc. - Class A (Containers & Packaging)	311	23,005
Greif, Inc. - Class B (Containers & Packaging)	65	5,140
Grid Dynamics Holdings, Inc.* (IT Services)	695	7,242
Griffon Corp. (Building Products)	550	22,946
Grindr, Inc.* (Interactive Media & Services)	514	3,033
Gritstone bio, Inc.* (Biotechnology)	1,101	2,169
Group 1 Automotive, Inc. (Specialty Retail)	175	45,243
GrowGeneration Corp.* (Specialty Retail)	738	2,937
Guaranty Bancshares, Inc. (Banks)	106	3,370
Guardant Health, Inc.* (Health Care Providers & Services)	1,395	54,433
Guess?, Inc. (Specialty Retail)	361	7,577
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	126	12,909
H&E Equipment Services, Inc. (Trading Companies & Distributors)	404	19,626
H.B. Fuller Co. (Chemicals)	679	50,266
Haemonetics Corp.* (Health Care Equipment & Supplies)	629	58,019
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	286	2,637
Halozyme Therapeutics, Inc.* (Biotechnology)	1,675	71,959
Hamilton Lane, Inc. - Class A (Capital Markets)	458	40,501

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Hancock Whitney Corp. (Banks)	1,089	$47,927
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	4,415	23,267
Hanmi Financial Corp. (Banks)	382	7,258
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Mortgage REITs)	1,298	33,891
HarborOne Bancorp, Inc. (Banks)	527	5,528
Harmonic, Inc.* (Communications Equipment)	1,381	20,605
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	413	14,608
Harrow Health, Inc.* (Pharmaceuticals)	326	7,198
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	490	2,279
Haverty Furniture Cos., Inc. (Specialty Retail)	184	6,550
Hawaiian Holdings, Inc.* (Passenger Airlines)	639	7,406
Hawkins, Inc. (Chemicals)	242	11,314
Haynes International, Inc. (Metals & Mining)	157	7,875
HBT Financial, Inc. (Banks)	169	3,353
HCI Group, Inc. (Insurance)	81	5,088
Health Catalyst, Inc.* (Health Care Technology)	700	9,821
Healthcare Services Group, Inc. (Commercial Services & Supplies)	933	11,765
HealthEquity, Inc.* (Health Care Providers & Services)	1,054	71,609
HealthStream, Inc. (Health Care Technology)	307	6,901
Heartland Express, Inc. (Ground Transportation)	587	9,597
Heartland Financial USA, Inc. (Banks)	531	18,235
Hecla Mining Co. (Metals & Mining)	7,536	43,407
Heidrick & Struggles International, Inc. (Professional Services)	249	6,790
Helen of Troy, Ltd.* (Household Durables)	302	42,673
Helios Technologies, Inc. (Machinery)	411	25,975
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,805	17,328
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,260	56,410
Herbalife, Ltd.* (Personal Care Products)	1,240	20,138
Herc Holdings, Inc. (Trading Companies & Distributors)	355	47,510
Heritage Commerce Corp. (Banks)	743	7,133
Heritage Financial Corp. (Banks)	435	8,161
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	197	9,076
Heron Therapeutics, Inc.* (Biotechnology)	1,300	2,158
Hersha Hospitality Trust - Class A (Hotel & Resort REITs)	392	2,454
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	505	2,641
Hibbett, Inc. (Specialty Retail)	158	7,331
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	134	2,030
Hillenbrand, Inc. (Machinery)	866	44,980
HilleVax, Inc.* (Biotechnology)	266	4,049
Hillman Solutions Corp.* (Machinery)	2,165	21,304
Hilltop Holdings, Inc. (Banks)	586	18,125
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,021	47,477
Himalaya Shipping, Ltd.* (Marine Transportation)	343	2,068
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,533	13,751
Hippo Holdings, Inc.* (Insurance)	131	2,253
HireQuest, Inc. (Professional Services)	67	1,676
HireRight Holdings Corp.* (Professional Services)	188	2,013
HNI Corp. (Commercial Services & Supplies)	580	16,872
Holley, Inc.* (Automobile Components)	662	4,190
Home Bancorp, Inc. (Banks)	91	3,241
Home BancShares, Inc. (Banks)	2,393	58,173
Home Point Capital, Inc.* (Financial Services)	99	230
HomeStreet, Inc. (Banks)	227	2,088
HomeTrust Bancshares, Inc. (Banks)	195	4,740
Hooker Furnishings Corp. (Household Durables)	138	2,770
Hope Bancorp, Inc. (Banks)	1,448	15,725
Horace Mann Educators Corp. (Insurance)	516	15,547
Horizon Bancorp, Inc. (Banks)	541	6,703
Hostess Brands, Inc.* (Food Products)	1,666	40,051
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	61	6,504
Hub Group, Inc.* - Class A (Air Freight & Logistics)	412	37,134
Hudson Pacific Properties, Inc. (Office REITs)	1,732	10,167
Hudson Technologies, Inc.* (Trading Companies & Distributors)	550	5,000
Humacyte, Inc.* (Biotechnology)	768	2,519
Huron Consulting Group, Inc.* (Professional Services)	239	22,602
Hyliion Holdings Corp.* (Machinery)	1,852	3,648
Hyster-Yale Materials Handling, Inc. (Machinery)	137	6,543
I3 Verticals, Inc.* - Class A (Financial Services)	283	7,078
i-80 Gold Corp.* (Metals & Mining)	2,423	4,943
IBEX Holdings, Ltd.* (Professional Services)	137	2,719
ICF International, Inc. (Professional Services)	235	27,634
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	358	13,862
Icosavax, Inc.* (Biotechnology)	345	3,046
Ideaya Biosciences, Inc.* (Biotechnology)	680	15,205
IDT Corp.* - Class B (Diversified Telecommunication Services)	195	4,625
IES Holdings, Inc.* (Construction & Engineering)	103	5,904
IGM Biosciences, Inc.* (Biotechnology)	150	1,596
iHeartMedia, Inc.* - Class A (Media)	1,288	6,092
Ikena Oncology, Inc.* (Pharmaceuticals)	267	1,375
IMAX Corp.* (Entertainment)	564	10,383
Immersion Corp. (Technology Hardware, Storage & Peripherals)	393	2,775
Immuneering Corp.* - Class A (Biotechnology)	254	2,581
ImmunityBio, Inc.* (Biotechnology)	1,383	3,043
ImmunoGen, Inc.* (Biotechnology)	3,043	54,226
Immunovant, Inc.* (Biotechnology)	676	15,433

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	288	$19,187
Inari Medical, Inc.* (Health Care Equipment & Supplies)	650	37,096
Independence Realty Trust, Inc. (Residential REITs)	2,831	48,239
Independent Bank Corp. (Banks)	253	5,227
Independent Bank Corp. (Banks)	554	33,379
Independent Bank Group, Inc. (Banks)	454	20,371
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,728	16,381
Infinera Corp.* (Communications Equipment)	2,502	11,259
Information Services Group, Inc. (IT Services)	440	2,266
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	227	2,343
Ingevity Corp.* (Chemicals)	469	30,025
Ingles Markets, Inc. - Class A (Consumer Staples Distribution & Retail)	176	14,925
Inhibrx, Inc.* (Biotechnology)	430	8,622
Inmode, Ltd.* (Health Care Equipment & Supplies)	972	41,709
Innodata, Inc.* (Professional Services)	316	4,054
Innospec, Inc. (Chemicals)	313	33,535
Innovage Holding Corp.* (Health Care Providers & Services)	237	1,706
INNOVATE Corp.* (Construction & Engineering)	577	952
Innovative Industrial Properties, Inc. (Industrial REITs)	350	27,731
Innoviva, Inc.* (Pharmaceuticals)	778	10,542
Inogen, Inc.* (Health Care Equipment & Supplies)	293	2,394
Inozyme Pharma, Inc.* (Biotechnology)	424	2,162
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	360	52,808
Insmed, Inc.* (Biotechnology)	1,653	36,515
Insperity, Inc. (Professional Services)	457	53,766
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	272	3,424
Installed Building Products, Inc. (Household Durables)	297	43,962
Insteel Industries, Inc. (Building Products)	235	7,579
Instructure Holdings, Inc.* (Software)	245	6,657
Intapp, Inc.* (Software)	197	8,089
Integer Holdings Corp.* (Health Care Equipment & Supplies)	417	38,564
Integral Ad Science Holding Corp.* (Media)	474	9,883
Intellia Therapeutics, Inc.* (Biotechnology)	1,106	46,817
Inter Parfums, Inc. (Personal Care Products)	231	34,548
Intercept Pharmaceuticals, Inc.* (Biotechnology)	308	3,326
InterDigital, Inc. (Software)	340	31,515
Interface, Inc. (Commercial Services & Supplies)	719	7,025
International Bancshares Corp. (Banks)	674	33,457
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,363	46,110
International Money Express, Inc.* (Financial Services)	388	9,401
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	509	21,831
inTEST Corp.* (Semiconductors & Semiconductor Equipment)	135	2,857
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	321	1,149
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,175	72,661
Intrepid Potash, Inc.* (Chemicals)	134	3,685
InvenTrust Properties Corp. (Retail REITs)	853	20,762
Invesco Mortgage Capital, Inc. (Mortgage REITs)	527	6,329
Investors Title Co. (Insurance)	15	2,348
Invitae Corp.* (Health Care Providers & Services)	3,296	4,680
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	2,016	38,808
Iovance Biotherapeutics, Inc.* (Biotechnology)	2,608	18,934
iRadimed Corp. (Health Care Equipment & Supplies)	92	4,042
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	384	40,343
iRobot Corp.* (Household Durables)	344	13,760
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,738	19,274
Ispire Technology, Inc.* (Tobacco)	34	314
iTeos Therapeutics, Inc.* (Biotechnology)	311	4,373
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	535	2,226
Itron, Inc.* (Electronic Equipment, Instruments & Components)	571	44,921
Ivanhoe Electric, Inc.* (Metals & Mining)	700	11,382
J & J Snack Foods Corp. (Food Products)	189	30,300
J Jill, Inc.* (Specialty Retail)	57	1,294
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	261	25,946
Jackson Financial, Inc. - Class A (Financial Services)	1,021	33,713
JAKKS Pacific, Inc.* (Leisure Products)	91	1,896
James River Group Holdings, Ltd. (Insurance)	465	8,598
Jamf Holding Corp.* (Software)	877	19,048
Janus International Group, Inc.* (Building Products)	1,066	12,174
Janux Therapeutics, Inc.* (Biotechnology)	217	3,038
JBG SMITH Properties (Office REITs)	1,403	23,472
JELD-WEN Holding, Inc.* (Building Products)	1,068	19,021
JetBlue Airways Corp.* (Passenger Airlines)	4,149	32,238
Joby Aviation, Inc.* (Passenger Airlines)	3,497	31,298
John B Sanfilippo & Son, Inc. (Food Products)	112	12,198
John Bean Technologies Corp. (Machinery)	399	49,320
John Marshall Bancorp, Inc. (Banks)	156	2,964
John Wiley & Sons, Inc. - Class A (Media)	535	18,313
Johnson Outdoors, Inc. - Class A (Leisure Products)	68	4,020
Kadant, Inc. (Machinery)	146	32,536
Kaiser Aluminum Corp. (Metals & Mining)	200	16,240
Kaltura, Inc.* (Software)	1,042	2,105
KalVista Pharmaceuticals, Inc.* (Biotechnology)	309	3,121

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Kaman Corp. (Aerospace & Defense)	354	$8,103
Karat Packaging, Inc. (Trading Companies & Distributors)	72	1,464
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,421	2,558
KB Home (Household Durables)	930	50,192
Kearny Financial Corp. (Banks)	719	6,176
Kelly Services, Inc. - Class A (Professional Services)	413	7,566
Kennametal, Inc. (Machinery)	1,012	30,846
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,502	24,783
Keros Therapeutics, Inc.* (Biotechnology)	282	11,810
Kezar Life Sciences, Inc.* (Biotechnology)	896	2,007
Kforce, Inc. (Professional Services)	244	15,479
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	300	8,754
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	216	7,776
Kingsway Financial Services, Inc.* (Insurance)	134	1,122
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	393	7,404
Kite Realty Group Trust (Retail REITs)	2,732	62,509
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	739	9,208
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	159	1,865
Knife River Corp.* (Construction Materials)	639	27,777
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,128	20,609
Kodiak Sciences, Inc.* (Biotechnology)	407	1,217
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	698	29,567
Koppers Holdings, Inc. (Chemicals)	253	9,680
Korn Ferry (Professional Services)	655	34,505
KORU Medical Systems, Inc.* (Health Care Equipment & Supplies)	438	1,139
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	5,728	40,669
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,571	23,706
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	1,098	16,909
Kronos Worldwide, Inc. (Chemicals)	277	2,590
Krystal Biotech, Inc.* (Biotechnology)	271	34,986
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	696	41,676
Kura Oncology, Inc.* (Biotechnology)	817	8,529
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	74	7,364
KVH Industries, Inc.* (Communications Equipment)	235	2,012
Kymera Therapeutics, Inc.* (Biotechnology)	476	10,415
Ladder Capital Corp. (Mortgage REITs)	1,420	15,606
Lakeland Bancorp, Inc. (Banks)	783	11,831
Lakeland Financial Corp. (Banks)	312	17,297
Lancaster Colony Corp. (Food Products)	245	47,195
Lands' End, Inc.* (Specialty Retail)	188	1,763
Landsea Homes Corp.* (Household Durables)	169	1,668
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	853	73,775
LanzaTech Global, Inc.* (Commercial Services & Supplies)	258	1,672
Larimar Therapeutics, Inc.* (Biotechnology)	322	1,378
Latham Group, Inc.* (Leisure Products)	487	1,919
Laureate Education, Inc. (Diversified Consumer Services)	1,644	21,076
La-Z-Boy, Inc. (Household Durables)	545	17,097
Lazydays Holdings, Inc.* (Specialty Retail)	159	2,084
LCI Industries (Automobile Components)	310	42,244
LCNB Corp. (Banks)	132	2,314
Legacy Housing Corp.* (Household Durables)	124	2,941
Legalzoom.com, Inc.* (Professional Services)	1,306	19,956
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	248	15,681
Lemonade, Inc.* (Insurance)	635	14,764
LendingClub Corp.* (Consumer Finance)	1,335	11,201
LendingTree, Inc.* (Consumer Finance)	131	3,196
Leonardo DRS, Inc.* (Aerospace & Defense)	633	10,565
Leslie's, Inc.* (Specialty Retail)	2,228	14,192
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,163	2,338
LGI Homes, Inc.* (Household Durables)	262	36,353
Liberty Energy, Inc. (Energy Equipment & Services)	2,145	35,328
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	455	3,822
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	1,805	15,018
Liberty TripAdvisor Holdings, Inc.* - Class B (Interactive Media & Services)	6	255
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	1,730	10,432
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	560	10,130
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,331	12,498
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	209	13,988
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,146	80,564
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	1,439	9,670
Limbach Holdings, Inc.* (Construction & Engineering)	115	3,038
Limoneira Co. (Food Products)	220	3,414
Lincoln Educational Services Corp.* (Diversified Consumer Services)	297	2,112
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	439	5,189
Lindsay Corp. (Machinery)	139	18,422
Lineage Cell Therapeutics, Inc.* (Biotechnology)	1,619	2,477
Lions Gate Entertainment Corp.* - Class A (Entertainment)	731	5,614
Lions Gate Entertainment Corp.* - Class B (Entertainment)	1,453	10,636
Liquidia Corp.* (Pharmaceuticals)	595	4,593
Liquidity Services, Inc.* (Commercial Services & Supplies)	298	5,000

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
LivaNova PLC* (Health Care Equipment & Supplies)	680	$39,746
Live Oak Bancshares, Inc. (Banks)	422	15,981
Livent Corp.* (Chemicals)	2,265	55,765
LivePerson, Inc.* (Software)	796	3,781
LiveRamp Holdings, Inc.* (Software)	800	22,832
LiveVox Holdings, Inc.* (Software)	280	815
Livewire Group, Inc.* (Automobiles)	138	1,673
Longboard Pharmaceuticals, Inc.* (Pharmaceuticals)	195	1,404
Loop Media, Inc.* (Entertainment)	458	1,053
LSB Industries, Inc.* (Chemicals)	690	7,707
LSI Industries, Inc. (Electrical Equipment)	328	4,133
LTC Properties, Inc. (Health Care REITs)	515	17,283
Lumen Technologies, Inc. (Diversified Telecommunication Services)	12,645	22,635
Luminar Technologies, Inc.* (Automobile Components)	3,417	25,286
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	403	3,643
Luther Burbank Corp. (Banks)	128	1,318
Luxfer Holdings PLC (Machinery)	344	4,355
LXP Industrial Trust (Industrial REITs)	3,636	36,615
Lyell Immunopharma, Inc.* (Biotechnology)	2,176	6,289
M.D.C Holdings, Inc. (Household Durables)	737	37,793
M/I Homes, Inc.* (Household Durables)	337	33,700
Macatawa Bank Corp. (Banks)	330	3,251
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	682	47,685
MacroGenics, Inc.* (Biotechnology)	763	3,640
Madison Square Garden Entertainment Corp.* (Entertainment)	543	18,918
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	171	35,106
Magnite, Inc.* (Media)	1,680	25,418
Magnolia Oil & Gas Corp. - Class A (Oil, Gas & Consumable Fuels)	2,301	50,967
Maiden Holdings, Ltd.* (Insurance)	1,139	2,221
MainStreet Bancshares, Inc. (Banks)	88	2,101
Malibu Boats, Inc.* - Class A (Leisure Products)	255	15,287
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	293	1,433
MannKind Corp.* (Biotechnology)	3,220	14,715
Marathon Digital Holdings, Inc.* (Software)	2,111	36,668
Marcus & Millichap, Inc. (Real Estate Management & Development)	303	11,114
Marine Products Corp. (Leisure Products)	106	1,700
MarineMax, Inc.* (Specialty Retail)	268	10,808
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	625	6,650
MarketWise, Inc. (Capital Markets)	398	764
Marqeta, Inc.* - Class A (Financial Services)	6,149	34,311
Marten Transport, Ltd. (Ground Transportation)	728	16,496
Masonite International Corp.* (Building Products)	279	29,169
Masterbrand, Inc.* (Building Products)	1,628	20,106
MasterCraft Boat Holdings, Inc.* (Leisure Products)	220	6,743
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,422	79,105
Materion Corp. (Metals & Mining)	257	30,619
Mativ Holdings, Inc. (Chemicals)	684	10,766
Matson, Inc. (Marine Transportation)	448	41,871
Matterport, Inc.* (Software)	3,147	10,668
Matthews International Corp. - Class A (Commercial Services & Supplies)	373	17,121
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	95	1,416
MaxCyte, Inc.* (Life Sciences Tools & Services)	1,096	4,899
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	316	7,802
Maximus, Inc. (Professional Services)	764	63,993
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	936	23,091
Mayville Engineering Co., Inc.* (Machinery)	139	1,681
MBIA, Inc.* (Insurance)	607	5,305
McGrath RentCorp (Trading Companies & Distributors)	310	29,878
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	324	3,285
Medifast, Inc. (Personal Care Products)	135	13,755
MeiraGTx Holdings PLC* (Biotechnology)	409	2,577
Mercantile Bank Corp. (Banks)	197	6,919
Merchants Bancorp (Financial Services)	199	6,290
Mercury General Corp. (Insurance)	336	10,812
MeridianLink, Inc.* (Software)	329	7,350
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	713	53,240
Meritage Homes Corp. (Household Durables)	457	68,069
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	131	1,573
Mersana Therapeutics, Inc.* (Biotechnology)	1,259	1,542
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	65	8,363
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	443	14,903
Metrocity Bankshares, Inc. (Banks)	230	4,931
Metropolitan Bank Holding Corp.* (Banks)	131	5,933
MFA Financial, Inc. (Mortgage REITs)	1,284	14,458
MGE Energy, Inc. (Electric Utilities)	458	36,750
MGP Ingredients, Inc. (Beverages)	199	22,688
MicroStrategy, Inc.* (Software)	139	60,865
Microvast Holdings, Inc.* (Machinery)	1,318	3,783
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	2,218	8,872
Mid Penn Bancorp, Inc. (Banks)	178	4,183
Middlefield Banc Corp. (Banks)	98	2,867
Middlesex Water Co. (Water Utilities)	220	17,692
Midland States Bancorp, Inc. (Banks)	267	6,256
MidWestOne Financial Group, Inc. (Banks)	178	4,366
Miller Industries, Inc. (Machinery)	140	5,312
MillerKnoll, Inc. (Commercial Services & Supplies)	953	18,650
MiMedx Group, Inc.* (Biotechnology)	1,428	11,524
Minerals Technologies, Inc. (Chemicals)	408	25,031
Mineralys Therapeutics, Inc.* (Biotechnology)	175	2,473
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,513	18,973

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Mirum Pharmaceuticals, Inc.* (Biotechnology)	335	$8,630
Mission Produce, Inc.* (Food Products)	608	7,065
Mistras Group, Inc.* (Professional Services)	262	2,028
Mitek Systems, Inc.* (Software)	535	5,462
Model N, Inc.* (Software)	468	15,594
Modine Manufacturing Co.* (Automobile Components)	646	24,264
ModivCare, Inc.* (Health Care Providers & Services)	160	6,998
Moelis & Co. - Class A (Capital Markets)	838	40,920
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	169	11,715
Mondee Holdings, Inc.* (Hotels, Restaurants & Leisure)	569	4,871
Monro, Inc. (Specialty Retail)	391	14,330
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	836	7,315
Monte Rosa Therapeutics, Inc.* (Biotechnology)	382	2,701
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	350	14,165
Moog, Inc. - Class A (Aerospace & Defense)	356	37,537
Morphic Holding, Inc.* (Biotechnology)	381	21,614
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	192	5,510
Mr. Cooper Group, Inc.* (Financial Services)	836	48,463
MRC Global, Inc.* (Trading Companies & Distributors)	1,053	11,888
Mueller Industries, Inc. (Machinery)	703	56,985
Mueller Water Products, Inc. - Class A (Machinery)	1,947	31,327
Multiplan Corp.* (Health Care Technology)	4,749	10,210
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,865	80,698
MVB Financial Corp. (Banks)	142	3,634
Myers Industries, Inc. (Containers & Packaging)	458	8,981
MYR Group, Inc.* (Construction & Engineering)	206	29,367
Myriad Genetics, Inc.* (Biotechnology)	1,012	22,618
N-able, Inc.* (Software)	878	12,353
Nabors Industries, Ltd.* (Energy Equipment & Services)	115	14,086
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	52	1,923
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	593	2,823
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	576	7,142
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	396	14,842
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	35	2,804
National Bank Holdings Corp. - Class A (Banks)	462	15,874
National Bankshares, Inc. (Banks)	73	2,173
National Beverage Corp.* (Beverages)	297	15,696
National Health Investors, Inc. (Health Care REITs)	523	28,718
National HealthCare Corp. (Health Care Providers & Services)	157	9,266
National Presto Industries, Inc. (Aerospace & Defense)	65	5,090
National Research Corp. (Health Care Providers & Services)	180	7,724
National Vision Holdings, Inc.* (Specialty Retail)	974	21,068
National Western Life Group, Inc. - Class A (Insurance)	29	12,228
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	117	1,457
Nature's Sunshine Products, Inc.* (Personal Care Products)	166	2,316
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	634	2,086
Navient Corp. (Consumer Finance)	1,161	22,105
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,281	13,553
NBT Bancorp, Inc. (Banks)	524	19,493
Nelnet, Inc. - Class A (Consumer Finance)	183	18,058
Neogen Corp.* (Health Care Equipment & Supplies)	2,733	63,378
NeoGenomics, Inc.* (Health Care Providers & Services)	1,598	27,693
NerdWallet, Inc.* - Class A (Consumer Finance)	429	4,809
Nerdy, Inc.* (Diversified Consumer Services)	743	3,670
NETGEAR, Inc.* (Communications Equipment)	359	4,897
NetScout Systems, Inc.* (Communications Equipment)	855	23,897
NETSTREIT Corp. (Retail REITs)	769	13,757
Nevro Corp.* (Health Care Equipment & Supplies)	445	11,121
New Jersey Resources Corp. (Gas Utilities)	1,220	54,534
New York Mortgage Trust, Inc. (Mortgage REITs)	1,142	11,591
Newmark Group, Inc. - Class A (Real Estate Management & Development)	1,689	11,688
Newpark Resources, Inc.* (Energy Equipment & Services)	953	5,261
NewtekOne, Inc. (Capital Markets)	293	5,215
NexPoint Diversified Real Estate Trust (Diversified REITs)	384	4,489
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	101	1,728
NexPoint Residential Trust, Inc. (Residential REITs)	283	11,761
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	384	2,139
Nextdoor Holdings, Inc.* (Interactive Media & Services)	1,826	5,679
NextGen Healthcare, Inc.* (Health Care Technology)	679	11,292
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	2,440	29,085
NextNav, Inc.* (Software)	679	2,180
NEXTracker, Inc.* - Class A (Electrical Equipment)	545	23,081
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	547	1,296

NI Holdings, Inc.* (Insurance)	104	1,449

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Nicolet Bankshares, Inc. (Banks)	161	$13,468
Nikola Corp.* (Machinery)	7,446	19,881
NioCorp Developments, Ltd.* (Metals & Mining)	25	119
Nkarta, Inc.* (Biotechnology)	380	870
NL Industries, Inc. (Commercial Services & Supplies)	106	615
nLight, Inc.* (Electronic Equipment, Instruments & Components)	553	7,963
NMI Holdings, Inc.* - Class A (Financial Services)	1,030	27,511
Noble Corp. PLC* (Energy Equipment & Services)	1,351	70,617
Noodles & Co.* (Hotels, Restaurants & Leisure)	503	1,836
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,575	11,304
Northeast Bank (Banks)	97	4,621
Northeast Community Bancorp, Inc. (Banks)	168	2,720
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	943	37,126
Northfield Bancorp, Inc. (Banks)	520	6,334
Northrim Bancorp, Inc. (Banks)	69	3,298
Northwest Bancshares, Inc. (Banks)	1,599	19,764
Northwest Natural Holding Co. (Gas Utilities)	451	19,379
Northwest Pipe Co.* (Construction & Engineering)	124	4,040
NorthWestern Corp. (Multi-Utilities)	755	42,635
Norwood Financial Corp. (Banks)	93	2,962
Novagold Resources, Inc.* (Metals & Mining)	3,033	13,679
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	450	79,604
Novavax, Inc.* (Biotechnology)	1,092	10,134
NOW, Inc.* (Trading Companies & Distributors)	1,377	15,684
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	626	18,398
Nurix Therapeutics, Inc.* (Biotechnology)	587	5,700
NuScale Power Corp.* (Electrical Equipment)	672	5,094
Nuvalent, Inc.* - Class A (Biotechnology)	301	15,005
NuVasive, Inc.* (Health Care Equipment & Supplies)	662	27,281
Nuvation Bio, Inc.* (Pharmaceuticals)	1,827	3,380
Nuvectis Pharma, Inc.* (Biotechnology)	85	1,194
NV5 Global, Inc.* (Professional Services)	171	18,733
NVE Corp. (Semiconductors & Semiconductor Equipment)	60	4,753
Oak Valley Bancorp (Banks)	84	2,301
Ocean Biomedical, Inc.* (Biotechnology)	109	511
Oceaneering International, Inc.* (Energy Equipment & Services)	1,261	28,309
OceanFirst Financial Corp. (Banks)	731	13,619
Ocular Therapeutix, Inc.* (Pharmaceuticals)	978	4,440
Ocwen Financial Corp.* (Financial Services)	80	2,701
Office Properties Income Trust (Office REITs)	603	4,643
OFG Bancorp (Banks)	585	19,592
O-I Glass, Inc.* (Containers & Packaging)	1,949	44,749
Oil States International, Inc.* (Energy Equipment & Services)	791	6,360
Oil-Dri Corp. of America (Household Products)	62	3,892
Old National Bancorp (Banks)	3,677	62,618
Old Second Bancorp, Inc. (Banks)	545	8,715
Olema Pharmaceuticals, Inc.* (Biotechnology)	336	2,906
Olo, Inc.* - Class A (Software)	1,298	10,202
Olympic Steel, Inc. (Metals & Mining)	124	6,918
Omega Flex, Inc. (Machinery)	41	3,670
Omega Therapeutics, Inc.* (Biotechnology)	305	1,705
Omeros Corp.* (Pharmaceuticals)	764	3,323
OmniAb, Inc.* (Life Sciences Tools & Services)	1,169	6,430
Omnicell, Inc.* (Health Care Equipment & Supplies)	564	35,617
ON24, Inc. (Software)	410	3,629
ONE Gas, Inc. (Gas Utilities)	693	54,837
One Liberty Properties, Inc. (Diversified REITs)	204	4,168
OneSpan, Inc.* (Software)	503	6,911
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	915	11,753
OneWater Marine, Inc.* (Specialty Retail)	145	5,459
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	614	76,332
Ooma, Inc.* (Diversified Telecommunication Services)	299	4,485
Open Lending Corp.* (Capital Markets)	1,249	14,101
Opendoor Technologies, Inc.* (Real Estate Management & Development)	6,846	34,983
OPENLANE, Inc.* (Commercial Services & Supplies)	1,354	21,258
OPKO Health, Inc.* (Health Care Providers & Services)	5,058	9,408
OppFi, Inc.* (Consumer Finance)	135	281
OptimizeRx Corp.* (Health Care Technology)	208	2,902
Optinose, Inc.* (Pharmaceuticals)	915	1,103
Option Care Health, Inc.* (Health Care Providers & Services)	2,134	72,086
Orange County Bancorp, Inc. (Banks)	64	2,883
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	936	4,418
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	52	305
Orchid Island Capital, Inc. (Mortgage REITs)	493	5,137
Organogenesis Holdings, Inc.* (Biotechnology)	881	3,762
ORIC Pharmaceuticals, Inc.* (Biotechnology)	489	4,088
Origin Bancorp, Inc. (Banks)	366	11,932
Origin Materials, Inc.* (Chemicals)	1,330	5,958
Orion Office REIT, Inc. (Office REITs)	717	4,661
Orion SA (Chemicals)	704	15,432
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	671	54,552
Orrstown Financial Services, Inc. (Banks)	128	2,995
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	441	8,683

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	199	$8,308
Oscar Health, Inc.* - Class A (Insurance)	1,940	14,589
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	199	23,727
Otter Tail Corp. (Electric Utilities)	518	41,963
Outbrain, Inc.* (Interactive Media & Services)	515	2,735
Outfront Media, Inc. (Specialized REITs)	1,852	28,632
Outlook Therapeutics, Inc.* (Biotechnology)	1,946	3,367
Outset Medical, Inc.* (Health Care Equipment & Supplies)	619	12,739
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	724	2,961
Overstock.com, Inc.* (Specialty Retail)	566	20,642
Ovid Therapeutics, Inc.* (Biotechnology)	748	2,685
Owens & Minor, Inc.* (Health Care Providers & Services)	931	17,912
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	188	20,276
P10, Inc. - Class A (Capital Markets)	539	6,387
P3 Health Partners, Inc.* (Health Care Providers & Services)	500	1,110
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,160	41,743
Pacific Premier Bancorp, Inc. (Banks)	1,191	30,418
Pacira BioSciences, Inc.* (Pharmaceuticals)	571	20,756
Pactiv Evergreen, Inc. (Containers & Packaging)	502	4,322
PacWest Bancorp (Banks)	1,505	13,997
PagerDuty, Inc.* (Software)	1,070	27,734
Pagseguro Digital, Ltd.* - Class A (Financial Services)	2,492	28,309
Palomar Holdings, Inc.* (Insurance)	305	18,471
PAM Transportation Services, Inc. (Ground Transportation)	78	2,017
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	457	3,185
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	438	36,223
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	693	21,816
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	334	11,553
Paragon 28, Inc.* (Health Care Equipment & Supplies)	551	9,736
Paramount Group, Inc. (Office REITs)	2,321	12,162
Park Aerospace Corp. (Aerospace & Defense)	247	3,589
Park National Corp. (Banks)	179	19,962
Parke Bancorp, Inc. (Banks)	131	2,599
Park-Ohio Holdings Corp. (Machinery)	106	2,043
Parsons Corp.* (Aerospace & Defense)	518	25,600
Pathward Financial, Inc. (Banks)	345	17,926
Patria Investments, Ltd. - Class A (Capital Markets)	682	10,380
Patrick Industries, Inc. (Automobile Components)	268	23,195
Patterson Cos., Inc. (Health Care Providers & Services)	1,104	36,311
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,602	41,216
Payoneer Global, Inc.* (Financial Services)	3,325	17,689
Paysafe, Ltd.* (Financial Services)	407	4,896
Paysign, Inc.* (Financial Services)	410	787
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,460	69,262
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	143	6,923
PCB Bancorp (Banks)	137	2,236
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	384	17,660
PDS Biotechnology Corp.* (Biotechnology)	350	2,000
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,564	35,096
Peakstone Realty Trust (Office REITs)	349	8,844
Peapack-Gladstone Financial Corp. (Banks)	214	6,255
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,524	23,546
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	1,055	14,485
Penns Woods Bancorp, Inc. (Banks)	85	2,292
PennyMac Financial Services, Inc. (Financial Services)	320	24,074
PennyMac Mortgage Investment Trust (Mortgage REITs)	1,109	14,173
Peoples Bancorp, Inc. (Banks)	425	11,972
Peoples Financial Services Corp. (Banks)	88	4,065
PepGen, Inc.* (Biotechnology)	126	755
Perdoceo Education Corp.* (Diversified Consumer Services)	843	11,254
Perella Weinberg Partners (Capital Markets)	535	5,286
Perficient, Inc.* (IT Services)	430	27,430
Performant Financial Corp.* (Commercial Services & Supplies)	844	2,591
Perimeter Solutions SA* (Chemicals)	1,965	10,925
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	3,189	37,279
Perpetua Resources Corp.* (Metals & Mining)	473	1,788
PetIQ, Inc.* (Health Care Providers & Services)	343	5,742
PetMed Express, Inc. (Specialty Retail)	257	3,765
PGT Innovations, Inc.* (Building Products)	729	20,857
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	309	4,700
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	256	3,707
Phillips Edison & Co., Inc. (Retail REITs)	1,480	52,259
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	766	20,261
Phreesia, Inc.* (Health Care Technology)	641	20,333
Physicians Realty Trust (Health Care REITs)	2,986	44,013
Piedmont Lithium, Inc.* (Metals & Mining)	225	12,344
Piedmont Office Realty Trust, Inc. - Class A (Office REITs)	1,550	11,532
Pioneer Bancorp, Inc.* (Banks)	146	1,435
Piper Sandler Cos. (Capital Markets)	218	31,906
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,201	8,672
PJT Partners, Inc. - Class A (Capital Markets)	305	24,190
Planet Labs PBC* (Professional Services)	2,394	8,906

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	464	$3,072
Playstudios, Inc.* (Entertainment)	1,073	5,290
Plexus Corp.* (Electronic Equipment, Instruments & Components)	344	33,881
Pliant Therapeutics, Inc.* (Pharmaceuticals)	708	12,631
Plumas Bancorp (Banks)	68	2,460
Plymouth Industrial REIT, Inc. (Industrial REITs)	538	12,250
PMV Pharmaceuticals, Inc.* (Biotechnology)	484	3,165
PNM Resources, Inc. (Electric Utilities)	1,076	48,226
Point Biopharma Global, Inc.* (Biotechnology)	1,134	10,138
PolyMet Mining Corp.* (Metals & Mining)	429	892
Ponce Financial Group, Inc.* (Banks)	256	2,363
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	533	12,286
Portland General Electric Co. (Electric Utilities)	1,219	58,110
Poseida Therapeutics, Inc.* (Biotechnology)	853	1,476
Postal Realty Trust, Inc. - Class A (Office REITs)	235	3,541
Potbelly Corp.* (Hotels, Restaurants & Leisure)	327	3,123
PotlatchDeltic Corp. (Specialized REITs)	993	53,254
Powell Industries, Inc. (Electrical Equipment)	115	6,990
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	712	69,164
PowerSchool Holdings, Inc.* (Software)	703	16,992
PRA Group, Inc.* (Consumer Finance)	485	11,572
Precigen, Inc.* (Biotechnology)	1,695	2,356
Preferred Bank (Banks)	168	11,101
Preformed Line Products Co. (Electrical Equipment)	31	5,379
Prelude Therapeutics, Inc.* (Biotechnology)	124	485
Premier Financial Corp. (Banks)	443	9,595
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	625	40,756
Presto Automation, Inc.* (Electronic Equipment, Instruments & Components)	40	159
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	325	25,262
Prime Medicine, Inc.* (Biotechnology)	496	7,475
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	10	962
Primis Financial Corp. (Banks)	254	2,416
Primo Water Corp. (Beverages)	1,963	27,816
Primoris Services Corp. (Construction & Engineering)	666	21,152
Princeton Bancorp, Inc. (Banks)	64	1,914
Priority Technology Holdings, Inc.* (Financial Services)	221	995
Privia Health Group, Inc.* (Health Care Providers & Services)	848	23,676
ProAssurance Corp. (Insurance)	677	11,374
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	453	15,601
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	302	3,887
PROG Holdings, Inc.* (Consumer Finance)	581	23,577
Progress Software Corp. (Software)	546	32,793
Progyny, Inc.* (Health Care Providers & Services)	985	41,134
ProKidney Corp.* (Biotechnology)	773	9,910
ProPetro Holding Corp.* (Energy Equipment & Services)	1,237	12,914
PROS Holdings, Inc.* (Software)	561	21,318
Protagonist Therapeutics, Inc.* (Biotechnology)	679	13,173
Protalix BioTherapeutics, Inc.* (Biotechnology)	705	1,128
Proterra, Inc.* (Machinery)	2,778	4,695
Prothena Corp. PLC* (Biotechnology)	520	35,812
Proto Labs, Inc.* (Machinery)	331	10,973
Provident Financial Services, Inc. (Banks)	922	17,094
PTC Therapeutics, Inc.* (Biotechnology)	889	35,862
PubMatic, Inc.* - Class A (Media)	543	10,855
Pulmonx Corp.* (Health Care Equipment & Supplies)	460	6,440
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	203	1,604
Pure Cycle Corp.* (Water Utilities)	246	3,031
PureCycle Technologies, Inc.* (Chemicals)	1,457	17,251
Purple Innovation, Inc. (Household Durables)	806	2,515
Q2 Holdings, Inc.* (Software)	715	25,361
QCR Holdings, Inc. (Banks)	207	10,605
Quad/Graphics, Inc.* (Commercial Services & Supplies)	390	2,309
Quaker Chemical Corp. (Chemicals)	174	34,866
Qualys, Inc.* (Software)	467	64,820
Quanex Building Products Corp. (Building Products)	414	11,650
Quanterix Corp.* (Life Sciences Tools & Services)	442	10,979
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,259	4,898
QuinStreet, Inc.* (Interactive Media & Services)	651	5,781
Quipt Home Medical Corp.* (Health Care Providers & Services)	506	2,687
Quotient Technology, Inc.* (Media)	1,135	4,472
Qurate Retail, Inc.* - Class B (Broadline Retail)	17	129
Rackspace Technology, Inc.* (IT Services)	989	2,294
Radian Group, Inc. (Financial Services)	1,975	53,188
Radiant Logistics, Inc.* (Air Freight & Logistics)	464	3,573
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	1,065	15,879
RadNet, Inc.* (Health Care Providers & Services)	619	20,477
Rain Oncology, Inc.* (Pharmaceuticals)	214	285
Rallybio Corp.* (Biotechnology)	383	2,290
Ramaco Resources, Inc. - Class A (Metals & Mining)	283	2,604
Ramaco Resources, Inc.* - Class B (Metals & Mining)	57	811
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,368	85,651
Ranger Energy Services, Inc.* (Energy Equipment & Services)	194	2,037
Ranpak Holdings Corp.* (Containers & Packaging)	544	3,487
Rapid7, Inc.* (Software)	753	34,570

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
RAPT Therapeutics, Inc.* (Biotechnology)	371	$8,867
Rayonier Advanced Materials, Inc.* (Chemicals)	800	3,784
RBB Bancorp (Banks)	210	3,081
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	108	7,533
RE/MAX Holdings, Inc. (Real Estate Management & Development)	219	4,316
Ready Capital Corp. (Mortgage REITs)	2,010	23,256
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	359	59,442
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	1,711	24,159
Red River Bancshares, Inc. (Banks)	61	2,990
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	199	2,895
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	597	28,955
Red Violet, Inc.* (Professional Services)	140	2,899
Redfin Corp.* (Real Estate Management & Development)	1,334	19,983
Redwire Corp.* (Aerospace & Defense)	98	357
Redwood Trust, Inc. (Mortgage REITs)	1,429	10,760
REGENXBIO, Inc.* (Biotechnology)	509	9,671
Regional Management Corp. (Consumer Finance)	98	3,184
Relay Therapeutics, Inc.* (Biotechnology)	1,132	14,263
Remitly Global, Inc.* (Financial Services)	1,058	20,398
Renasant Corp. (Banks)	693	21,441
Reneo Pharmaceuticals, Inc.* (Biotechnology)	122	980
Rent the Runway, Inc.* - Class A (Specialty Retail)	604	1,117
Repay Holdings Corp.* (Financial Services)	1,019	8,509
Replimune Group, Inc.* (Biotechnology)	511	10,767
Republic Bancorp, Inc. - Class A (Banks)	108	4,950
Reservoir Media, Inc.* (Entertainment)	249	1,360
Resideo Technologies, Inc.* (Building Products)	1,838	34,407
Resources Connection, Inc. (Professional Services)	407	6,504
Retail Opportunity Investments Corp. (Retail REITs)	1,544	22,743
REV Group, Inc. (Machinery)	397	5,133
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,046	24,717
REVOLUTION Medicines, Inc.* (Biotechnology)	1,272	33,390
Revolve Group, Inc.* (Specialty Retail)	515	10,156
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	194	7,182
RGC Resources, Inc. (Gas Utilities)	100	2,012
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	644	11,489
Ribbon Communications, Inc.* (Communications Equipment)	1,101	3,501
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	151	2,084
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,147	2,963
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	111	4,157
Rimini Street, Inc.* (Software)	613	1,667
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,504	3,640
Riot Platforms, Inc.* (Software)	2,006	37,151
RLJ Lodging Trust (Hotel & Resort REITs)	1,995	20,549
Rocket Lab USA, Inc.* (Aerospace & Defense)	3,497	25,773
Rocket Pharmaceuticals, Inc.* (Biotechnology)	704	12,707
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	88	1,771
Rogers Corp.* (Electronic Equipment, Instruments & Components)	217	36,588
Rover Group, Inc.* (Diversified Consumer Services)	1,165	6,384
RPC, Inc. (Energy Equipment & Services)	1,067	8,877
RPT Realty (Retail REITs)	1,079	11,729
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	521	33,698
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	78	5,359
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	791	3,030
RXO, Inc.* (Ground Transportation)	1,458	32,149
RxSight, Inc.* (Health Care Equipment & Supplies)	340	11,346
Ryerson Holding Corp. (Metals & Mining)	283	12,025
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	725	69,084
S&T Bancorp, Inc. (Banks)	488	15,411
Sabra Health Care REIT, Inc. (Health Care REITs)	2,905	37,736
Sabre Corp.* (Hotels, Restaurants & Leisure)	4,112	16,859
Safe Bulkers, Inc. (Marine Transportation)	886	2,950
Safehold, Inc. (Specialized REITs)	373	9,224
Safety Insurance Group, Inc. (Insurance)	180	12,960
Sage Therapeutics, Inc.* (Biotechnology)	663	22,993
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,347	16,124
Sana Biotechnology, Inc.* (Biotechnology)	1,169	6,850
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	48	2,009
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	401	6,849
Sandy Spring Bancorp, Inc. (Banks)	550	13,459
Sangamo Therapeutics, Inc.* (Biotechnology)	1,809	2,379
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	723	44,436
Sapiens International Corp. N.V. (Software)	386	10,399
Saul Centers, Inc. (Retail REITs)	146	5,628
Savara, Inc.* (Biotechnology)	956	3,422
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	316	9,508
Schnitzer Steel Industries, Inc. (Metals & Mining)	325	11,768
Scholar Rock Holding Corp.* (Biotechnology)	356	2,528
Scholastic Corp. (Media)	359	15,505
Schrodinger, Inc.* (Health Care Technology)	684	35,780
Scilex Holding Co.* (Pharmaceuticals)	1,025	5,607
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	661	31,093

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
scPharmaceuticals, Inc.* (Pharmaceuticals)	362	$3,052
Sculptor Capital Management, Inc. (Capital Markets)	314	3,438
Seacoast Banking Corp. of Florida (Banks)	1,057	26,118
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	302	3,470
Seadrill, Ltd.* (Energy Equipment & Services)	634	31,009
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	500	27,685
Security National Financial Corp.* - Class A (Financial Services)	157	1,341
Seer, Inc.* (Life Sciences Tools & Services)	735	3,719
Select Medical Holdings Corp. (Health Care Providers & Services)	1,304	39,133
Select Water Solutions, Inc. (Energy Equipment & Services)	1,068	8,982
Selecta Biosciences, Inc.* (Biotechnology)	1,457	1,588
Selective Insurance Group, Inc. (Insurance)	755	77,907
Selectquote, Inc.* (Insurance)	1,712	3,236
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	63	1,547
SEMrush Holdings, Inc.* - Class A (Software)	393	4,170
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	802	23,418
Seneca Foods Corp.* - Class A (Food Products)	66	2,545
Sensient Technologies Corp. (Chemicals)	529	33,877
Seres Therapeutics, Inc.* (Biotechnology)	1,220	5,868
Service Properties Trust (Hotel & Resort REITs)	2,069	17,566
ServisFirst Bancshares, Inc. (Banks)	640	38,195
SES AI Corp.* (Electrical Equipment)	1,566	4,917
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,444	14,238
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	474	36,811
Sharecare, Inc.* (Health Care Technology)	3,867	5,375
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	610	11,389
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	2,151	55,839
Shoe Carnival, Inc. (Specialty Retail)	210	5,588
Shore Bancshares, Inc. (Banks)	380	4,522
Shutterstock, Inc. (Interactive Media & Services)	310	15,950
SI-BONE, Inc.* (Health Care Equipment & Supplies)	436	11,231
Sierra Bancorp (Banks)	173	3,643
SIGA Technologies, Inc. (Pharmaceuticals)	578	3,318
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	271	2,385
Signet Jewelers, Ltd. (Specialty Retail)	560	45,074
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	398	59,358
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	482	11,009
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	222	7,950
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	120	2,501
Simmons First National Corp. - Class A (Banks)	1,584	31,981
Simpson Manufacturing Co., Inc. (Building Products)	538	85,004
Simulations Plus, Inc. (Health Care Technology)	199	9,910
Sinclair, Inc. (Media)	442	6,148
SiriusPoint, Ltd.* (Insurance)	1,147	10,713
SITE Centers Corp. (Retail REITs)	2,391	33,594
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	216	27,866
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	1,012	27,668
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	907	21,677
SJW Group (Water Utilities)	389	27,409
Skillsoft Corp.* (Professional Services)	1,005	1,327
Skyline Champion Corp.* (Household Durables)	672	46,812
Skyward Specialty Insurance Group, Inc.* (Insurance)	130	3,080
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	221	2,161
SkyWest, Inc.* (Passenger Airlines)	606	26,658
SKYX Platforms Corp.* (Electrical Equipment)	713	1,512
SL Green Realty Corp. (Office REITs)	827	31,186
Sleep Number Corp.* (Specialty Retail)	268	7,421
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,506	54,653
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	607	16,146
SmartFinancial, Inc. (Banks)	199	4,999
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	2,311	9,198
Smith & Wesson Brands, Inc. (Leisure Products)	574	7,307
Snap One Holdings Corp.* (Household Durables)	230	2,240
Solaris Oilfield Infrastructure, Inc. - Class A (Energy Equipment & Services)	404	4,416
SolarWinds Corp.* (Software)	639	6,735
Solid Power, Inc.* (Automobile Components)	1,944	5,560
Solo Brands, Inc.* - Class A (Leisure Products)	276	1,617
SomaLogic, Inc.* (Life Sciences Tools & Services)	1,895	4,643
Sonic Automotive, Inc. - Class A (Specialty Retail)	197	9,434
Sonos, Inc.* (Household Durables)	1,594	27,321
SoundHound AI, Inc.* - Class A (Software)	1,756	4,091
SoundThinking, Inc.* (Software)	112	2,545
South Plains Financial, Inc. (Banks)	151	4,054
Southern First Bancshares, Inc.* (Banks)	96	2,897
Southern Missouri Bancorp, Inc. (Banks)	108	5,192
Southern States Bancshares, Inc. (Banks)	94	2,364
Southland Holdings, Inc.* (Construction & Engineering)	47	375
Southside Bancshares, Inc. (Banks)	370	12,288
SouthState Corp. (Banks)	956	74,251
Southwest Gas Holdings, Inc. (Gas Utilities)	775	51,104
Sovos Brands, Inc.* (Food Products)	498	8,864

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
SP Plus Corp.* (Commercial Services & Supplies)	246	$9,459
SpartanNash Co. (Consumer Staples Distribution & Retail)	438	9,829
Sphere Entertainment Co.* (Entertainment)	327	13,881
Spire, Inc. (Gas Utilities)	647	41,130
Spirit Airlines, Inc. (Passenger Airlines)	1,377	25,199
Spok Holdings, Inc. (Wireless Telecommunication Services)	223	3,269
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	475	2,993
SpringWorks Therapeutics, Inc.* (Biotechnology)	731	22,939
Sprinklr, Inc.* - Class A (Software)	1,092	15,332
Sprout Social, Inc.* - Class A (Software)	599	34,227
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	1,300	51,026
SPS Commerce, Inc.* (Software)	460	82,978
SPX Technologies, Inc.* (Machinery)	554	46,874
Squarespace, Inc.* - Class A (IT Services)	561	18,592
STAAR Surgical Co.* (Health Care Equipment & Supplies)	610	33,410
Stagwell, Inc.* (Media)	1,357	9,105
Standard Motor Products, Inc. (Automobile Components)	266	10,153
Standex International Corp. (Machinery)	148	21,988
Star Holdings* (Diversified REITs)	162	2,526
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,106	9,478
Stellar Bancorp, Inc. (Banks)	611	15,189
Stem, Inc.* (Electrical Equipment)	1,786	12,627
Stepan Co. (Chemicals)	267	25,584
StepStone Group, Inc. - Class A (Capital Markets)	677	19,003
Sterling Bancorp, Inc.* (Banks)	264	1,568
Sterling Check Corp.* (Professional Services)	297	3,567
Sterling Infrastructure, Inc.* (Construction & Engineering)	376	22,556
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	944	31,510
Stewart Information Services Corp. (Insurance)	335	15,789
Stitch Fix, Inc.* - Class A (Specialty Retail)	1,058	5,406
Stock Yards Bancorp, Inc. (Banks)	341	16,303
Stoke Therapeutics, Inc.* (Biotechnology)	346	2,297
StoneCo, Ltd.* - Class A (Financial Services)	3,652	52,917
Stoneridge, Inc.* (Automobile Components)	332	6,786
StoneX Group, Inc.* (Capital Markets)	224	20,610
Strategic Education, Inc. (Diversified Consumer Services)	284	21,328
Stratus Properties, Inc. (Real Estate Management & Development)	70	1,987
Stride, Inc.* (Diversified Consumer Services)	532	20,328
Sturm Ruger & Co., Inc. (Leisure Products)	219	11,596
Summit Financial Group, Inc. (Banks)	140	3,158
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,315	8,469
Summit Materials, Inc.* - Class A (Construction Materials)	1,498	54,198
Summit Therapeutics, Inc.* (Biotechnology)	1,453	3,051
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	473	10,198
SunCoke Energy, Inc. (Metals & Mining)	1,049	9,315
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,267	22,375
SunOpta, Inc.* (Food Products)	1,139	7,552
SunPower Corp.* (Electrical Equipment)	1,095	10,808
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,615	26,647
Super Group SGHC, Ltd.* (Hotels, Restaurants & Leisure)	1,711	5,184
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	582	192,216
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	616	18,905
Surgery Partners, Inc.* (Health Care Providers & Services)	847	32,720
Surmodics, Inc.* (Health Care Equipment & Supplies)	173	5,548
Sutro Biopharma, Inc.* (Biotechnology)	754	3,370
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,212	18,265
SWK Holdings Corp.* (Financial Services)	47	759
Sylvamo Corp. (Paper & Forest Products)	457	22,426
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	496	44,794
Syndax Pharmaceuticals, Inc.* (Biotechnology)	826	17,610
System1, Inc.* (Interactive Media & Services)	311	889
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	292	6,690
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,403	22,448
Tanger Factory Outlet Centers, Inc. (Retail REITs)	1,282	30,012
Tango Therapeutics, Inc.* (Biotechnology)	560	1,893
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	392	5,006
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	103	3,765
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	296	6,515
Taylor Morrison Home Corp.* (Household Durables)	1,320	63,914
TechTarget, Inc.* (Media)	327	10,621
Teekay Corp.* (Oil, Gas & Consumable Fuels)	836	5,568
Teekay Tankers, Ltd. - Class A (Oil, Gas & Consumable Fuels)	300	13,083
TEGNA, Inc. (Media)	2,812	47,523
Tejon Ranch Co.* (Real Estate Management & Development)	263	4,631
Tela Bio, Inc.* (Health Care Equipment & Supplies)	199	1,948
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,241	9,953
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	6,688	11,503
Tenable Holdings, Inc.* (Software)	1,432	69,680
Tenaya Therapeutics, Inc.* (Biotechnology)	574	2,778
Tennant Co. (Machinery)	233	18,696
Terawulf, Inc.* (Software)	631	1,843
Terex Corp. (Machinery)	843	49,425

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	537	$3,877
Terran Orbital Corp.* (Aerospace & Defense)	1,069	1,604
Terreno Realty Corp. (Industrial REITs)	1,026	60,882
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,572	7,058
Texas Capital Bancshares, Inc.* (Banks)	601	38,374
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	541	22,235
TG Therapeutics, Inc.* (Biotechnology)	1,721	35,607
The Aaron's Co., Inc. (Specialty Retail)	396	6,265
The Andersons, Inc. (Consumer Staples Distribution & Retail)	404	19,723
The Bancorp, Inc.* (Banks)	671	25,431
The Bank of NT Butterfield & Son, Ltd. (Banks)	629	20,210
The Beauty Health Co.* (Personal Care Products)	1,026	8,506
The Brink's Co. (Commercial Services & Supplies)	579	42,243
The Buckle, Inc. (Specialty Retail)	383	14,002
The Cato Corp. - Class A (Specialty Retail)	218	1,853
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	609	22,399
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	441	16,026
The Children's Place, Inc.* (Specialty Retail)	150	4,716
The Duckhorn Portfolio, Inc.* (Beverages)	551	6,932
The E.W. Scripps Co.* - Class A (Media)	747	7,365
The Ensign Group, Inc. (Health Care Providers & Services)	685	66,356
The First Bancorp, Inc. (Banks)	123	3,246
The First Bancshares, Inc. (Banks)	380	11,898
The First of Long Island Corp. (Banks)	267	3,722
The GEO Group, Inc.* (Commercial Services & Supplies)	1,494	11,160
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,533	56,811
The Gorman-Rupp Co. (Machinery)	287	9,098
The Greenbrier Cos., Inc. (Machinery)	396	18,291
The Hackett Group, Inc. (IT Services)	314	7,301
The Hain Celestial Group, Inc.* (Food Products)	1,121	14,203
The Hingham Institution For Savings (Banks)	18	4,004
The Joint Corp.* (Health Care Providers & Services)	178	2,403
The Lovesac Co.* (Household Durables)	176	5,153
The Macerich Co. (Retail REITs)	2,712	34,578
The Manitowoc Co., Inc.* (Machinery)	437	7,918
The Marcus Corp. (Entertainment)	304	4,742
The Necessity Retail REIT, Inc. (Retail REITs)	1,687	11,978
The ODP Corp.* (Specialty Retail)	430	21,448
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	276	2,034
The Pennant Group, Inc.* (Health Care Providers & Services)	363	4,167
The RMR Group, Inc. - Class A (Real Estate Management & Development)	193	4,551
The Shyft Group, Inc. (Machinery)	431	6,219
The Simply Good Foods Co.* (Food Products)	1,139	44,091
The St Joe Co. (Real Estate Management & Development)	433	27,487
The Vita Coco Co., Inc.* (Beverages)	359	9,485
The York Water Co. (Water Utilities)	178	7,357
Theravance Biopharma, Inc.* (Pharmaceuticals)	773	7,645
Thermon Group Holdings, Inc.* (Electrical Equipment)	420	11,596
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	254	856
Third Coast Bancshares, Inc.* (Banks)	161	3,329
Third Harmonic Bio, Inc.* (Pharmaceuticals)	245	1,737
Thorne HealthTech, Inc.* (Personal Care Products)	176	1,051
Thoughtworks Holding, Inc.* (IT Services)	1,161	8,231
ThredUp, Inc.* - Class A (Specialty Retail)	901	3,172
Thryv Holdings, Inc.* (Media)	389	9,219
Tidewater, Inc.* (Energy Equipment & Services)	596	37,614
Tile Shop Holdings, Inc.* (Specialty Retail)	361	2,296
Tilly's, Inc.* - Class A (Specialty Retail)	281	2,436
Timberland Bancorp, Inc. (Banks)	95	2,973
TimkenSteel Corp.* (Metals & Mining)	546	12,722
Tingo Group, Inc.* (Electronic Equipment, Instruments & Components)	1,533	2,162
Tiptree, Inc. (Insurance)	301	4,446
Titan International, Inc.* (Machinery)	658	8,218
Titan Machinery, Inc.* (Trading Companies & Distributors)	258	8,235
Tompkins Financial Corp. (Banks)	174	10,468
Topgolf Callaway Brands Corp.* (Leisure Products)	1,806	36,067
Torrid Holdings, Inc.* (Specialty Retail)	152	413
Towne Bank (Banks)	880	22,246
Townsquare Media, Inc. - Class A (Media)	146	1,749
TPG RE Finance Trust, Inc. (Mortgage REITs)	866	6,755
TPI Composites, Inc.* (Electrical Equipment)	525	3,119
Traeger, Inc.* (Household Durables)	441	1,967
Transcat, Inc.* (Trading Companies & Distributors)	93	7,801
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	23	805
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	397	36,992
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	339	1,058
Travere Therapeutics, Inc.* (Biotechnology)	913	15,694
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	567	12,922
Tredegar Corp. (Metals & Mining)	331	2,291
TreeHouse Foods, Inc.* (Food Products)	646	33,340
Trevi Therapeutics, Inc.* (Pharmaceuticals)	523	1,245
Tri Pointe Homes, Inc.* (Household Durables)	1,244	39,659
TriCo Bancshares (Banks)	390	14,578
TriMas Corp. (Containers & Packaging)	520	13,395
TriNet Group, Inc.* (Professional Services)	472	49,669
Trinity Industries, Inc. (Machinery)	1,019	26,718
Trinseo PLC (Chemicals)	439	7,735

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Triton International, Ltd. (Trading Companies & Distributors)	685	$57,753
Triumph Financial, Inc.* (Banks)	279	19,784
Triumph Group, Inc.* (Aerospace & Defense)	808	10,221
Tronox Holdings PLC (Chemicals)	1,469	19,523
TrueBlue, Inc.* (Professional Services)	381	5,696
TrueCar, Inc.* (Interactive Media & Services)	1,106	2,710
Trupanion, Inc.* (Insurance)	497	15,332
TrustCo Bank Corp. (Banks)	234	7,111
Trustmark Corp. (Banks)	764	20,063
TTEC Holdings, Inc. (Professional Services)	244	8,403
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,284	18,438
Tucows, Inc.* - Class A (IT Services)	125	3,861
Turning Point Brands, Inc. (Tobacco)	215	5,128
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	197	2,216
TuSimple Holdings, Inc.* - Class A (Ground Transportation)	2,072	4,848
Tutor Perini Corp.* (Construction & Engineering)	533	4,504
Twist Bioscience Corp.* (Biotechnology)	713	17,354
Two Harbors Investment Corp. (Mortgage REITs)	1,220	16,360
Tyra Biosciences, Inc.* (Biotechnology)	175	2,594
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	162	18,836
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	945	12,294
Udemy, Inc.* (Diversified Consumer Services)	1,076	12,708
UFP Industries, Inc. (Building Products)	754	77,481
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	89	17,325
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	558	21,260
UMB Financial Corp. (Banks)	555	39,405
UMH Properties, Inc. (Residential REITs)	690	11,489
UniFirst Corp. (Commercial Services & Supplies)	188	30,512
Unisys Corp.* (IT Services)	834	4,537
United Bankshares, Inc. (Banks)	1,643	54,942
United Community Banks, Inc. (Banks)	1,450	42,152
United Fire Group, Inc. (Insurance)	264	6,347
United Homes Group, Inc.* (Household Durables)	77	875
United Insurance Holdings Corp.* (Insurance)	246	1,304
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	743	15,454
United States Lime & Minerals, Inc. (Construction Materials)	26	5,346
Uniti Group, Inc. (Specialized REITs)	2,989	16,679
Unitil Corp. (Multi-Utilities)	200	10,408
Unity Bancorp, Inc. (Banks)	92	2,440
Universal Corp. (Tobacco)	302	15,272
Universal Health Realty Income Trust (Health Care REITs)	161	7,685
Universal Insurance Holdings, Inc. (Insurance)	317	4,923
Universal Logistics Holdings, Inc. (Ground Transportation)	85	2,643
Universal Technical Institute, Inc.* (Diversified Consumer Services)	411	2,992
Univest Financial Corp. (Banks)	364	7,098
Upbound Group, Inc. (Specialty Retail)	691	23,929
Upstart Holdings, Inc.* (Consumer Finance)	905	62,165
Upwork, Inc.* (Professional Services)	1,552	16,187
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	4,615	16,614
Urban Edge Properties (Retail REITs)	1,442	24,528
Urban One, Inc.* (Media)	157	892
Urban One, Inc.* (Media)	104	596
Urban Outfitters, Inc.* (Specialty Retail)	801	29,132
UroGen Pharma, Ltd.* (Biotechnology)	246	5,328
Urstadt Biddle Properties, Inc. - Class A (Retail REITs)	358	8,119
USANA Health Sciences, Inc.* (Personal Care Products)	142	9,217
USCB Financial Holdings, Inc.* (Banks)	132	1,447
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	43	4,228
Utz Brands, Inc. (Food Products)	904	15,142
V2X, Inc.* (Aerospace & Defense)	144	7,410
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,351	6,012
Valaris, Ltd.* (Energy Equipment & Services)	770	59,136
Valhi, Inc. (Chemicals)	30	460
Valley National Bancorp (Banks)	5,417	55,578
Value Line, Inc. (Capital Markets)	11	589
Vanda Pharmaceuticals, Inc.* (Biotechnology)	708	4,092
Varex Imaging Corp.* (Health Care Equipment & Supplies)	487	11,342
Varonis Systems, Inc.* (Software)	1,364	39,147
Vaxcyte, Inc.* (Biotechnology)	1,152	55,366
Vaxxinity, Inc.* - Class A (Biotechnology)	535	1,439
Vector Group, Ltd. (Tobacco)	1,824	23,931
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	638	17,966
Velo3D, Inc.* (Machinery)	1,117	2,558
Velocity Financial, Inc.* (Financial Services)	110	1,362
Ventyx Biosciences, Inc.* (Pharmaceuticals)	586	21,711
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	329	2,217
Vera Therapeutics, Inc.* (Biotechnology)	424	7,958
Veracyte, Inc.* (Biotechnology)	913	25,062
Veradigm, Inc.* (Health Care Technology)	1,353	18,293
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	53	288
Vericel Corp.* (Biotechnology)	597	21,444
Verint Systems, Inc.* (Software)	794	29,672
Veris Residential, Inc.* (Residential REITs)	992	18,531
Veritex Holdings, Inc. (Banks)	658	14,154
Veritiv Corp. (Trading Companies & Distributors)	164	22,981
Veritone, Inc.* (Software)	329	1,518
Verra Mobility Corp.* (Professional Services)	1,752	36,774
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	262	1,530

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	847	$4,464
Verve Therapeutics, Inc.* (Biotechnology)	637	13,052
Viad Corp.* (Commercial Services & Supplies)	255	7,194
Viant Technology, Inc.* - Class A (Software)	181	876
Viavi Solutions, Inc.* (Communications Equipment)	2,805	30,490
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	879	1,442
Vicor Corp.* (Electrical Equipment)	278	25,651
Victory Capital Holdings, Inc. - Class A (Capital Markets)	347	11,507
Viemed Healthcare, Inc.* (Health Care Providers & Services)	428	3,617
Vigil Neuroscience, Inc.* (Biotechnology)	202	1,644
Viking Therapeutics, Inc.* (Biotechnology)	1,206	17,487
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	107	2,491
Vimeo, Inc.* (Interactive Media & Services)	1,910	7,869
Vir Biotechnology, Inc.* (Biotechnology)	1,050	14,784
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	3,168	13,559
Virginia National Bankshares Corp. (Banks)	59	2,138
Viridian Therapeutics, Inc.* (Biotechnology)	529	9,924
Virtus Investment Partners, Inc. (Capital Markets)	87	17,899
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,618	45,547
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	155	5,799
Vista Outdoor, Inc.* (Leisure Products)	707	21,422
Visteon Corp.* (Automobile Components)	352	54,240
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	211	11,137
Vital Farms, Inc.* (Food Products)	383	4,481
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	314	7,910
Vivid Seats, Inc.* - Class A (Entertainment)	319	2,657
Vizio Holding Corp.* - Class A (Household Durables)	952	7,092
Vor BioPharma, Inc.* (Biotechnology)	472	1,425
VOXX International Corp.* (Household Durables)	174	1,608
Voyager Therapeutics, Inc.* (Biotechnology)	398	3,709
VSE Corp. (Commercial Services & Supplies)	134	7,203
Vuzix Corp.* (Household Durables)	740	3,907
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,233	5,401
Wabash National Corp. (Machinery)	595	14,090
Waldencast PLC* - Class A (Personal Care Products)	251	1,393
Walker & Dunlop, Inc. (Financial Services)	399	36,301
Warby Parker, Inc.* - Class A (Specialty Retail)	1,063	15,881
Warrior Met Coal, Inc. (Metals & Mining)	649	28,718
Washington Federal, Inc. (Banks)	822	25,515
Washington Trust Bancorp, Inc. (Banks)	213	6,829
Waterstone Financial, Inc. (Financial Services)	232	3,236
Watts Water Technologies, Inc. - Class A (Machinery)	343	63,979
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	741	3,238
WD-40 Co. (Household Products)	171	39,244
Weatherford International PLC* (Energy Equipment & Services)	894	74,291
Weave Communications, Inc.* (Software)	411	4,932
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	207	13,732
Werner Enterprises, Inc. (Ground Transportation)	795	37,382
WesBanco, Inc. (Banks)	724	20,279
West Bancorp, Inc. (Banks)	203	4,072
Westamerica Bancorp (Banks)	328	16,134
Westrock Coffee Co.* (Food Products)	356	3,950
Weyco Group, Inc. (Distributors)	75	2,048
Whitestone REIT (Retail REITs)	610	6,295
WideOpenWest, Inc.* (Media)	645	5,315
Willdan Group, Inc.* (Professional Services)	153	3,088
Willis Lease Finance Corp.* (Trading Companies & Distributors)	35	1,480
Winmark Corp. (Specialty Retail)	36	13,085
Winnebago Industries, Inc. (Automobile Components)	373	25,662
WisdomTree, Inc. (Capital Markets)	1,731	12,048
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	975	12,353
Workhorse Group, Inc.* (Automobile Components)	2,082	2,769
Workiva, Inc.* (Software)	614	64,648
World Acceptance Corp.* (Consumer Finance)	47	7,421
World Kinect Corp. (Oil, Gas & Consumable Fuels)	774	17,446
Worthington Industries, Inc. (Metals & Mining)	387	28,878
WSFS Financial Corp. (Banks)	768	33,600
WW International, Inc.* (Diversified Consumer Services)	684	7,969
X4 Pharmaceuticals, Inc.* (Biotechnology)	1,544	2,764
Xencor, Inc.* (Biotechnology)	727	17,659
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,400	17,780
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	1,669	4,356
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,440	23,011
XOMA Corp.* (Biotechnology)	92	1,449
Xometry, Inc.* - Class A (Trading Companies & Distributors)	426	8,844
XPEL, Inc.* (Automobile Components)	284	23,069
Xperi, Inc.* (Software)	530	6,954
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	310	6,547
Yelp, Inc.* (Interactive Media & Services)	845	38,067
Yext, Inc.* (Software)	1,343	13,054
Y-mAbs Therapeutics, Inc.* (Biotechnology)	461	2,807
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	616	16,453
Zeta Global Holdings Corp.* - Class A (Software)	1,683	15,517
Zevia PBC* - Class A (Beverages)	313	870

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Common Stocks, continued

	Shares	Value
Zevra Therapeutics, Inc.* (Pharmaceuticals)	435	$2,123
Ziff Davis, Inc.* (Interactive Media & Services)	591	42,858
Zimvie, Inc.* (Health Care Equipment & Supplies)	324	4,445
ZipRecruiter, Inc.* (Interactive Media & Services)	875	16,205
Zumiez, Inc.* (Specialty Retail)	200	3,772
Zuora, Inc.* - Class A (Software)	1,552	18,205
Zura Bio, Ltd.* (Biotechnology)	95	654
Zurn Elkay Water Solutions Corp. (Building Products)	1,856	56,497
Zymeworks, Inc.* (Biotechnology)	670	4,998
Zynex, Inc.* (Health Care Equipment & Supplies)	247	2,411
TOTAL COMMON STOCKS (Cost $20,232,835)		31,755,783

Trust  (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$-
TOTAL TRUST (Cost $ - )		-

 Repurchase Agreements(a)(b)  (27.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 5.07%-5.18%, dated 7/31/23, due 8/1/23-8/7/23, total to be received $13,760,462	$13,756,000	$13,756,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,756,000)		13,756,000
TOTAL INVESTMENT SECURITIES (Cost $33,988,835) - 90.1%		45,511,783
Net other assets (liabilities) - 9.9%		5,015,263
NET ASSETS - 100.0%		$50,527,046

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of July 31, 2023, the aggregate amount held in a segregated account was $7,683,000.

REIT	Real Estate Investment Trusts

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	9/18/23	$604,080	$34,148

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/28/23	5.38%	$14,506,183	$309,590
Russell 2000 Index	Goldman Sachs International	8/28/23	5.73%	35,251,962	729,265
				$49,758,145	$1,038,855

iShares Russell 2000 ETF	UBS AG	8/28/23	5.13%	$5,986,247	$140,989
Russell 2000 Index	UBS AG	8/28/23	5.33%	13,341,179	314,807
				$19,327,426	$455,796
				$69,085,571	$1,494,651

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of July 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2023

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$268,361	0.5%
Air Freight & Logistics	93,939	0.2%
Automobile Components	531,569	1.0%
Automobiles	1,673	NM
Banks	2,773,589	5.5%
Beverages	121,491	0.2%
Biotechnology	2,234,013	4.4%
Broadline Retail	22,200	NM
Building Products	563,309	1.1%
Capital Markets	453,144	0.9%
Chemicals	627,713	1.2%
Commercial Services & Supplies	475,654	0.9%
Communications Equipment	230,742	0.4%
Construction & Engineering	463,842	0.9%
Construction Materials	87,321	0.2%
Consumer Finance	290,806	0.6%
Consumer Staples Distribution & Retail	172,566	0.3%
Containers & Packaging	103,079	0.2%
Distributors	5,605	NM
Diversified Consumer Services	324,795	0.6%
Diversified REITs	183,047	0.4%
Diversified Telecommunication Services	141,476	0.3%
Electric Utilities	230,012	0.5%
Electrical Equipment	517,832	1.0%
Electronic Equipment, Instruments & Components	865,252	1.7%
Energy Equipment & Services	841,084	1.7%
Entertainment	125,993	0.2%
Financial Services	689,307	1.4%
Food Products	360,770	0.7%
Gas Utilities	306,730	0.6%
Ground Transportation	154,470	0.3%
Health Care Equipment & Supplies	1,077,223	2.1%
Health Care Providers & Services	850,644	1.7%
Health Care REITs	186,685	0.4%
Health Care Technology	191,708	0.4%
Hotel & Resort REITs	259,298	0.5%
Hotels, Restaurants & Leisure	737,886	1.4%
Household Durables	682,263	1.3%
Household Products	99,090	0.2%
Independent Power and Renewable Electricity Producers	89,697	0.2%
Industrial Conglomerates	6,690	NM
Industrial REITs	137,478	0.3%
Insurance	544,360	1.1%
Interactive Media & Services	239,378	0.5%
IT Services	160,897	0.3%
Leisure Products	140,395	0.3%
Life Sciences Tools & Services	132,051	0.3%
Machinery	1,157,003	2.3%
Marine Transportation	88,502	0.2%
Media	241,826	0.5%
Metals & Mining	594,031	1.2%
Mortgage REITs	387,695	0.8%
Multi-Utilities	140,032	0.3%
Office REITs	232,101	0.5%
Oil, Gas & Consumable Fuels	1,477,095	2.9%
Paper & Forest Products	31,084	0.1%
Passenger Airlines	165,110	0.3%
Personal Care Products	268,664	0.5%
Pharmaceuticals	638,715	1.3%
Professional Services	742,237	1.5%
Real Estate Management & Development	263,520	0.5%
Residential REITs	139,182	0.3%
Retail REITs	387,672	0.8%
Semiconductors & Semiconductor Equipment	1,012,053	2.0%
Software	1,744,873	3.4%
Specialized REITs	150,710	0.3%
Specialty Retail	801,497	1.6%
Technology Hardware, Storage & Peripherals	285,678	0.6%
Textiles, Apparel & Luxury Goods	140,877	0.3%
Tobacco	44,645	0.1%
Trading Companies & Distributors	640,343	1.3%
Water Utilities	146,362	0.3%
Wireless Telecommunication Services	37,149	0.1%
Other **	18,771,263	37.1%
Total	$50,527,046	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trusts

Additional financial disclosures are included in the notes to the financial statements of the ProFunds’ annual report and should be read in conjunction with this report.

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ProFunds (the Funds) (comprised of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), including the summary schedules of portfolio investments, as of July 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended (included in item 1 of this Form N-CSR) and the schedules of portfolio investments as of July 31, 2023 (included in item 6 of this Form N-CSR). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 28, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

(b)            Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	September 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	September 28, 2023

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	September 28, 2023

* Print the name and title of each signing officer under his or her signature.